UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—February 28, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2021
Vanguard U.S. Growth Fund

Contents
Results of Proxy Voting	1
About Your Fund’s Expenses	2
Trustees Approve Advisory Arrangements	23

Results of Proxy Voting
At a joint special meeting of shareholders on January 22, 2021, fund shareholders approved the following proposal:
Proposal—Reclassify the diversification status of Vanguard U.S. Growth Fund to non-diversified and eliminate a related fundamental policy.
Reclassifying the fund’s diversification status to non-diversified, as defined by the Investment Company Act of 1940, and eliminating a related fundamental policy provides the fund’s portfolio managers with increased investment flexibility and potential for better investment performance.
Vanguard Fund	For	Abstain	Against	Broker Non-Votes	Percentage For
U.S. Growth Fund	176,546,682	14,581,964	15,940,557	0	85.3%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended February 28, 2021
U.S. Growth Fund	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,114.00	$2.04
Admiral™ Shares	1,000.00	1,114.50	1.52
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.86	$1.96
Admiral Shares	1,000.00	1,023.36	1.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.39% for Investor Shares and 0.29% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
3

U.S. Growth Fund
Fund Allocation
As of February 28, 2021
Communication Services	14.6%
Consumer Discretionary	21.6
Consumer Staples	1.9
Energy	0.0
Financials	3.5
Health Care	9.8
Industrials	4.5
Information Technology	42.8
Materials	0.3
Real Estate	1.0
Utilities	0.0
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
4

U.S. Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.2%)
Communication Services (14.2%)
*	Alphabet Inc. Class C	806,646	1,643,025
*	Facebook Inc. Class A	4,138,887	1,066,260
*	Netflix Inc.	1,808,671	974,602
*	Roku Inc.	1,462,792	578,505
*	Alphabet Inc. Class A	226,072	457,097
*	Match Group Inc.	2,681,276	409,833
*	Spotify Technology SA	967,066	297,257
*	Snap Inc. Class A	4,100,478	269,237
*	Zillow Group Inc. Class A	1,225,536	208,121
	Tencent Holdings Ltd.	2,259,721	196,589
*	ZoomInfo Technologies Inc. Class A	2,309,175	121,047
	Walt Disney Co.	633,568	119,770
*	Twitter Inc.	1,485,968	114,509
*,1	Bumble Inc. Class A	697,941	46,978
	Activision Blizzard Inc.	362,013	34,612
*	Eventbrite Inc. Class A	1,652,109	32,827
*	Take-Two Interactive Software Inc.	114,358	21,095
	Electronic Arts Inc.	68,932	9,235
*	Pinterest Inc. Class A	109,536	8,827
*	Altice USA Inc. Class A	111,612	3,751
*	Zynga Inc. Class A	316,869	3,533
			6,616,710
Consumer Discretionary (21.0%)
*	Amazon.com Inc.	1,007,963	3,117,559
*	Tesla Inc.	2,265,088	1,530,067
*	Wayfair Inc. Class A	2,262,958	653,950
*,1	Chewy Inc. Class A	4,608,762	468,066
	TJX Cos. Inc.	5,664,642	373,810
*	Chegg Inc.	3,857,763	372,390
*	Lululemon Athletica Inc.	1,169,726	364,580
*	Carvana Co. Class A	1,167,177	330,895
*	MercadoLibre Inc.	195,699	320,576
	LVMH Moet Hennessy Louis Vuitton SE	413,665	262,106
	NIKE Inc. Class B	1,718,330	231,596
*	Vroom Inc.	5,061,493	223,971
*	Stitch Fix Inc. Class A	2,357,466	179,898
*	DraftKings Inc. Class A	2,579,781	158,734
*	Farfetch Ltd. Class A	2,319,439	152,805
5

U.S. Growth Fund
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	55,368	128,925
*	Alibaba Group Holding Ltd. ADR	499,590	118,783
*	Burlington Stores Inc.	436,022	112,851
	Hilton Worldwide Holdings Inc.	698,111	86,342
	Home Depot Inc.	295,794	76,415
*	Peloton Interactive Inc. Class A	544,931	65,648
	Lowe's Cos. Inc.	346,434	55,343
*	Airbnb Inc. Class A	259,503	53,548
*,2	Airbnb Inc. Class B	256,246	47,589
*,1	DoorDash Inc. Class A	272,046	46,109
*	Etsy Inc.	199,010	43,836
	eBay Inc.	765,702	43,201
	Best Buy Co. Inc.	287,436	28,844
	Yum! Brands Inc.	254,605	26,359
	Polaris Inc.	221,168	26,045
	H&R Block Inc.	1,307,965	25,152
	Tempur Sealy International Inc.	587,400	19,625
*	NVR Inc.	3,706	16,680
	Tractor Supply Co.	89,714	14,261
	Target Corp.	58,843	10,794
*	frontdoor Inc.	151,085	7,912
	Service Corp. International	70,011	3,344
	Domino's Pizza Inc.	7,543	2,614
	Dollar General Corp.	13,067	2,470
*	Chipotle Mexican Grill Inc. Class A	917	1,322
			9,805,015
Consumer Staples (1.8%)
	Constellation Brands Inc. Class A	1,099,071	235,355
	Estee Lauder Cos. Inc. Class A	821,158	234,736
*	Monster Beverage Corp.	1,720,015	150,914
	Altria Group Inc.	1,066,403	46,495
	Hershey Co.	208,320	30,342
*	Herbalife Nutrition Ltd.	659,399	29,660
*	Sprouts Farmers Market Inc.	1,336,348	28,210
	Costco Wholesale Corp.	83,850	27,754
	Campbell Soup Co.	465,209	21,158
	Procter & Gamble Co.	122,314	15,109
	PepsiCo Inc.	101,687	13,137
	Coca-Cola Co.	116,984	5,731
[1]	Albertsons Cos. Inc. Class A	332,761	5,381
*	Pilgrim's Pride Corp.	196,326	4,396
	Clorox Co.	23,417	4,240
			852,618
Energy (0.0%)
	Equitrans Midstream Corp.	258,831	1,871
Financials (3.5%)
	MarketAxess Holdings Inc.	669,677	372,300
	First Republic Bank	1,764,255	290,661
	American Express Co.	1,393,616	188,501
*,1	Lemonade Inc.	1,342,255	168,842
	Progressive Corp.	1,834,877	157,708
	S&P Global Inc.	269,342	88,711
*	Markel Corp.	76,138	82,899
	Marsh & McLennan Cos. Inc.	714,183	82,288
6

U.S. Growth Fund
		Shares	Market Value• ($000)
	Blackstone Group Inc. Class A	1,143,411	79,158
	LPL Financial Holdings Inc.	205,404	27,019
	SLM Corp.	1,267,384	20,012
	KKR & Co. Inc.	423,404	19,290
	Virtu Financial Inc. Class A	667,653	18,207
	Synchrony Financial	310,554	12,012
	Primerica Inc.	50,392	7,117
			1,614,725
Health Care (9.5%)
*	Illumina Inc.	1,335,709	586,924
*	Moderna Inc.	2,565,732	397,201
*	ABIOMED Inc.	1,168,707	379,304
	UnitedHealth Group Inc.	753,245	250,243
*	Penumbra Inc.	874,464	248,724
*	Novocure Ltd.	1,667,087	248,563
*	Teladoc Health Inc.	936,455	207,041
	Danaher Corp.	935,610	205,525
*	Denali Therapeutics Inc.	2,465,757	177,041
*	Glaukos Corp.	1,769,014	167,278
*	Boston Scientific Corp.	4,135,411	160,371
*	Alnylam Pharmaceuticals Inc.	910,226	134,804
*	Intuitive Surgical Inc.	156,281	115,148
*	Seagen Inc.	617,352	93,288
	Eli Lilly and Co.	415,468	85,125
*	Vertex Pharmaceuticals Inc.	369,849	78,611
	Merck & Co. Inc.	1,068,218	77,574
*	Sartorius Stedim Biotech	157,858	69,023
	Thermo Fisher Scientific Inc.	146,556	65,962
*	Mettler-Toledo International Inc.	57,556	64,235
*	Biogen Inc.	195,566	53,366
	HCA Healthcare Inc.	244,396	42,043
	Cigna Corp.	187,646	39,387
*	Sana Biotechnology Inc.	1,263,627	38,844
	McKesson Corp.	218,982	37,122
	Johnson & Johnson	230,832	36,578
*	IQVIA Holdings Inc.	184,644	35,598
*	Avantor Inc.	1,189,560	33,153
	Cardinal Health Inc.	599,053	30,863
*	Charles River Laboratories International Inc.	103,590	29,641
	Humana Inc.	77,069	29,259
*	Veeva Systems Inc. Class A	96,918	27,148
*	Zai Lab Ltd. ADR	174,701	25,772
	AbbVie Inc.	200,408	21,592
*	Quidel Corp.	121,513	19,960
*	Hologic Inc.	182,044	13,124
*	IDEXX Laboratories Inc.	23,351	12,146
	Amgen Inc.	52,219	11,745
	AmerisourceBergen Corp. Class A	114,477	11,587
	Bristol-Myers Squibb Co.	153,365	9,406
	Anthem Inc.	30,575	9,270
	Bruker Corp.	144,057	8,785
*	DaVita Inc.	85,041	8,685
	PerkinElmer Inc.	67,643	8,529
*	Laboratory Corp. of America Holdings	31,043	7,448
*	Henry Schein Inc.	113,893	7,044
7

U.S. Growth Fund
		Shares	Market Value• ($000)
	Zoetis Inc.	39,568	6,143
*	Regeneron Pharmaceuticals Inc.	11,333	5,106
	Agilent Technologies Inc.	41,691	5,089
*	PRA Health Sciences Inc.	34,394	5,070
*	Sarepta Therapeutics Inc.	45,644	3,974
*	Incyte Corp.	45,492	3,578
	West Pharmaceutical Services Inc.	11,870	3,331
*	Waters Corp.	11,193	3,066
	Chemed Corp.	2,636	1,174
			4,456,611
Industrials (4.4%)
*	Uber Technologies Inc.	6,156,694	318,609
	TransUnion	2,569,564	216,383
*	CoStar Group Inc.	217,512	179,178
	Watsco Inc.	645,233	156,856
*	Safran SA	1,092,679	148,946
*	Copart Inc.	1,302,483	142,179
	IHS Markit Ltd.	1,395,988	125,862
	Canadian National Railway Co.	941,054	102,876
	Northrop Grumman Corp.	340,157	99,210
	HEICO Corp. Class A	675,283	78,171
	JB Hunt Transport Services Inc.	469,718	68,988
	Airbus SE ADR	2,298,850	67,103
	Lockheed Martin Corp.	158,861	52,464
	United Parcel Service Inc. Class B	286,471	45,214
*	Lyft Inc. Class A	748,819	41,709
	Booz Allen Hamilton Holding Corp. Class A	424,156	32,719
	IDEX Corp.	149,572	29,192
	Landstar System Inc.	156,373	25,042
	Allison Transmission Holdings Inc.	515,167	19,535
	WW Grainger Inc.	51,282	19,113
	Nielsen Holdings plc	849,231	19,031
*	Generac Holdings Inc.	51,771	17,062
	Allegion plc	85,829	9,337
	Illinois Tool Works Inc.	46,122	9,325
	Expeditors International of Washington Inc.	86,623	7,956
	Cintas Corp.	19,329	6,269
	Old Dominion Freight Line Inc.	27,658	5,940
*	IAA Inc.	23,899	1,401
*	Array Technologies Inc.	30,863	1,144
			2,046,814
Information Technology (41.6%)
	Apple Inc.	19,237,372	2,332,724
	Microsoft Corp.	9,369,873	2,177,371
*	Shopify Inc. Class A (XTSE)	1,362,578	1,745,422
	Mastercard Inc. Class A	2,594,606	918,101
*	Trade Desk Inc. Class A	1,050,318	845,916
*	PayPal Holdings Inc.	3,204,302	832,638
	NVIDIA Corp.	1,507,970	827,242
*	Twilio Inc. Class A	1,840,437	723,071
*	Adobe Inc.	1,430,457	657,538
	Visa Inc. Class A	3,095,606	657,476
*	Workday Inc. Class A	2,505,211	614,228
*	Zoom Video Communications Inc. Class A	1,490,368	556,816
*	Square Inc. Class A	2,356,512	542,068
8

U.S. Growth Fund
		Shares	Market Value• ($000)
*	salesforce.com Inc.	2,275,896	492,731
*	ServiceNow Inc.	811,522	432,915
*,3	Adyen NV	156,679	365,593
*	Advanced Micro Devices Inc.	3,605,737	304,721
*,1	Appian Corp. Class A	1,737,065	298,601
	Microchip Technology Inc.	1,546,991	236,117
*	FleetCor Technologies Inc.	844,303	234,134
*	Crowdstrike Holdings Inc. Class A	1,038,611	224,340
*	Autodesk Inc.	765,096	211,166
	Intuit Inc.	489,576	191,003
	CDW Corp.	1,182,683	185,551
*	Coupa Software Inc.	530,375	183,648
*	Cloudflare Inc. Class A	2,481,898	183,586
*	Atlassian Corp. plc Class A	754,737	179,401
	Global Payments Inc.	895,750	177,350
	Fidelity National Information Services Inc.	1,266,468	174,773
*,1	Affirm Holdings Inc.	1,482,693	137,979
*	Snowflake Inc. Class A	491,583	127,585
*	Datadog Inc. Class A	1,231,990	117,544
*	Tyler Technologies Inc.	226,716	105,065
*	nCino Inc.	1,451,971	99,286
	Accenture plc Class A	339,746	85,242
*	Splunk Inc.	550,994	78,798
*	Slack Technologies Inc. Class A	1,893,346	77,495
	Oracle Corp.	1,078,824	69,595
	SS&C Technologies Holdings Inc.	975,169	64,634
	Lam Research Corp.	110,045	62,416
*	DocuSign Inc. Class A	270,238	61,252
	QUALCOMM Inc.	444,106	60,483
	Texas Instruments Inc.	346,203	59,640
*	Afterpay Ltd. ADR	615,231	58,689
*	Yext Inc.	3,016,113	51,033
*	Cadence Design Systems Inc.	359,800	50,764
*	Okta Inc.	176,392	46,118
	Monolithic Power Systems Inc.	112,476	42,124
*	Fortinet Inc.	246,755	41,665
	Teradyne Inc.	317,645	40,852
*	Synopsys Inc.	165,740	40,641
*	GoDaddy Inc. Class A	471,222	38,226
*	Manhattan Associates Inc.	307,126	37,761
*	Dropbox Inc. Class A	1,529,225	34,476
	Jabil Inc.	740,828	31,982
*	Teradata Corp.	744,423	29,851
*	Paycom Software Inc.	79,443	29,731
	Applied Materials Inc.	244,281	28,872
	Broadcom Inc.	45,337	21,302
	HP Inc.	732,129	21,210
*	Ceridian HCM Holding Inc.	197,101	17,672
*	Fair Isaac Corp.	32,256	14,759
	KLA Corp.	37,606	11,704
*	Comm Scope Holding Co. Inc.	752,576	10,980
*	Qualtrics International Inc. Class A	208,064	7,906
*	SolarEdge Technologies Inc.	16,328	4,871
	NortonLifeLock Inc.	204,966	3,999
*	Dell Technologies Class C	30,071	2,438
9

U.S. Growth Fund
		Shares	Market Value• ($000)
*	Enphase Energy Inc.	6,840	1,204
*,1	BigCommerce Holdings Inc. Series 1	18,306	1,082
*	Elastic NV	7,797	1,048
			19,436,215
Materials (0.3%)
	Ball Corp.	1,442,317	123,159
	Sherwin-Williams Co.	18,626	12,672
	RPM International Inc.	95,780	7,628
	Royal Gold Inc.	63,862	6,623
	Scotts Miracle-Gro Co.	20,133	4,291
	Graphic Packaging Holding Co.	176,652	2,804
			157,177
Other (0.0%)
*,2,4	The We Company Class A PP	19,046	72
Real Estate (0.9%)
*	Redfin Corp.	3,826,131	289,791
	Equinix Inc.	135,916	88,120
	Iron Mountain Inc.	1,041,580	36,236
	Crown Castle International Corp.	70,644	11,003
	Simon Property Group Inc.	84,975	9,595
	SBA Communications Corp. Class A	4,988	1,273
	American Tower Corp.	5,723	1,237
			437,255
Utilities (0.0%)
	NRG Energy Inc.	188,934	6,898
Total Common Stocks (Cost $24,571,297)			45,431,981
Preferred Stocks (0.0%)
*,2,4,5	The We Company Pfd. D1 PP	260,418	1,643
*,2,4,5	The We Company Pfd. D2 PP	204,614	1,291
Total Preferred Stocks (Cost $7,743)			2,934
Temporary Cash Investments (3.2%)
Money Market Fund (3.1%)
[6,7]	Vanguard Market Liquidity Fund, 0.099%	14,526,306	1,452,631
		Face Amount ($000)
Repurchase Agreement (0.1%)
	Bank of America Securities, LLC 0.020%, 3/1/21 (Dated 2/26/21, Repurchase Value $38,800,000, collateralized by Federal Home Loan Bank 0.300%, 11/18/2024 and Federal Home Loan Mortgage Corp. 2.000%–8.500%, 4/1/21–10/2/50, with a value of $39,580,000)	38,800	38,800
10

U.S. Growth Fund
		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[8]	U.S. Treasury Bill, 0.083%, 3/30/21	1,300	1,300
Total Temporary Cash Investments (Cost $1,492,558)			1,492,731
Total Investments (100.4%) (Cost $26,071,598)			46,927,646
Other Assets and Liabilities—Net (-0.4%)			(185,844)
Net Assets (100%)			46,741,802
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $268,912,000.
2	Restricted securities totaling $50,595,000, representing 0.1% of net assets. See Restricted Securities table for additional information.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $365,593,000, representing 0.8% of net assets.
4	Security value determined using significant unobservable inputs.
5	Perpetual security with no stated maturity date.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $273,191,000 was received for securities on loan.
8	Securities with a value of $845,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
The We Company Pfd. D1 PP	December 2014	4,336
The We Company Pfd. D2 PP	December 2014	3,407
The We Company Class A PP	December 2014	317
Airbnb Inc. Class B	June 2015	11,928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	5,939	1,131,142	(4,707)
E-mini S&P Mid-Cap 400 Index	March 2021	262	65,361	6,758
				2,051

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Growth Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,619,140)	45,475,015
Affiliated Issuers (Cost $1,452,458)	1,452,631
Total Investments in Securities	46,927,646
Investment in Vanguard	1,733
Cash	8,556
Cash Collateral Pledged—Futures Contracts	67,051
Receivables for Investment Securities Sold	239,836
Receivables for Accrued Income	17,200
Receivables for Capital Shares Issued	49,179
Total Assets	47,311,201
Liabilities
Payables for Investment Securities Purchased	237,179
Collateral for Securities on Loan	273,191
Payables to Investment Advisor	15,729
Payables for Capital Shares Redeemed	34,174
Payables to Vanguard	3,551
Variation Margin Payable—Futures Contracts	5,575
Total Liabilities	569,399
Net Assets	46,741,802
At February 28, 2021, net assets consisted of:

Paid-in Capital	21,119,627
Total Distributable Earnings (Loss)	25,622,175
Net Assets	46,741,802

Investor Shares—Net Assets
Applicable to 179,936,647 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,010,630
Net Asset Value Per Share—Investor Shares	$66.75

Admiral Shares—Net Assets
Applicable to 200,875,318 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,731,172
Net Asset Value Per Share—Admiral Shares	$172.90

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends[1]	79,025
Interest[2]	644
Securities Lending—Net	8,832
Total Income	88,501
Expenses
Investment Advisory Fees—Note B
Basic Fee	28,650
Performance Adjustment	5,080
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,970
Management and Administrative—Admiral Shares	18,853
Marketing and Distribution—Investor Shares	400
Marketing and Distribution—Admiral Shares	519
Custodian Fees	71
Shareholders’ Reports and Proxy—Investor Shares	313
Shareholders’ Reports and Proxy—Admiral Shares	322
Trustees’ Fees and Expenses	14
Total Expenses	66,192
Expenses Paid Indirectly	(234)
Net Expenses	65,958
Net Investment Income	22,543
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,162,930
Futures Contracts	102,027
Foreign Currencies	(685)
Realized Net Gain (Loss)	5,264,272
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(586,141)
Futures Contracts	(45,374)
Foreign Currencies	127
Change in Unrealized Appreciation (Depreciation)	(631,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,655,427
1	Dividends are net of foreign withholding taxes of $91,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $543,000, $21,000, and ($20,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,543	90,247
Realized Net Gain (Loss)	5,264,272	1,427,385
Change in Unrealized Appreciation (Depreciation)	(631,388)	13,015,813
Net Increase (Decrease) in Net Assets Resulting from Operations	4,655,427	14,533,445
Distributions
Investor Shares	(441,143)	(357,080)
Admiral Shares	(1,285,155)	(704,493)
Total Distributions	(1,726,298)	(1,061,573)
Capital Share Transactions
Investor Shares	(1,112,355)	(747,873)
Admiral Shares	4,654,856	1,666,649
Net Increase (Decrease) from Capital Share Transactions	3,542,501	918,776
Total Increase (Decrease)	6,471,630	14,390,648
Net Assets
Beginning of Period	40,270,172	25,879,524
End of Period	46,741,802	40,270,172

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$62.28	$41.02	$43.31	$35.62	$30.32	$30.89
Investment Operations
Net Investment Income	.010[1]	.113[1]	.176[1]	.134[1]	.151[1]	.151
Net Realized and Unrealized Gain (Loss) on Investments	7.017	22.856	.771	9.394	5.590	1.944
Total from Investment Operations	7.027	22.969	.947	9.528	5.741	2.095
Distributions
Dividends from Net Investment Income	(.019)	(.119)	(.132)	(.146)	(.121)	(.147)
Distributions from Realized Capital Gains	(2.538)	(1.590)	(3.105)	(1.692)	(.320)	(2.518)
Total Distributions	(2.557)	(1.709)	(3.237)	(1.838)	(.441)	(2.665)
Net Asset Value, End of Period	$66.75	$62.28	$41.02	$43.31	$35.62	$30.32
Total Return[2]	11.40%	58.01%	3.70%	27.64%	19.24%	6.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,011	$12,410	$8,819	$4,582	$4,113	$3,794
Ratio of Total Expenses to Average Net Assets[3]	0.39%	0.38%	0.39%	0.42%	0.43%	0.46%
Ratio of Net Investment Income to Average Net Assets	0.04%	0.25%	0.44%	0.35%	0.47%	0.50%
Portfolio Turnover Rate	28%	38%	41%	33%	27%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.01%, 0.01%, (0.01%), and 0.02%

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$161.42	$106.30	$112.28	$92.24	$78.52	$80.01
Investment Operations
Net Investment Income	.109[1]	.410[1]	.572[1]	.476[1]	.502[1]	.506
Net Realized and Unrealized Gain (Loss) on Investments	18.176	59.231	1.963	24.323	14.480	5.018
Total from Investment Operations	18.285	59.641	2.535	24.799	14.982	5.524
Distributions
Dividends from Net Investment Income	(.224)	(.401)	(.464)	(.375)	(.433)	(.499)
Distributions from Realized Capital Gains	(6.581)	(4.120)	(8.051)	(4.384)	(.829)	(6.515)
Total Distributions	(6.805)	(4.521)	(8.515)	(4.759)	(1.262)	(7.014)
Net Asset Value, End of Period	$172.90	$161.42	$106.30	$112.28	$92.24	$78.52
Total Return[2]	11.45%	58.17%	3.80%	27.78%	19.42%	7.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,731	$27,860	$17,060	$6,249	$3,791	$3,066
Ratio of Total Expenses to Average Net Assets[3]	0.29%	0.28%	0.28%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.14%	0.35%	0.55%	0.47%	0.60%	0.64%
Portfolio Turnover Rate	28%	38%	41%	33%	27%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.01%, 0.01%, (0.01%), and 0.02%

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Notes to Financial Statements
Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and
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U.S. Growth Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to
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U.S. Growth Fund
the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is
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U.S. Growth Fund
accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.	The investment advisory firms Jennison Associates LLC, Wellington Management Company llp, and Baillie Gifford Overseas Ltd., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Jennison Associates LLC and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. Pursuant to board approval, a portion of the fund was managed by Jackson Square Partners, LLC through February 2021. The basic fee paid to Jackson Square Partners, LLC, was subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $696,000 for the six months ended February 28, 2021.
For the six months ended February 28, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $5,080,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $1,733,000, representing less than 0.01% of the fund’s net assets and 0.69% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the period ended February 28, 2021, these arrangements reduced the fund’s expenses by $234,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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U.S. Growth Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	44,342,063	1,089,846	72	45,431,981
Preferred Stocks	—	—	2,934	2,934
Temporary Cash Investments	1,452,631	40,100	—	1,492,731
Total	45,794,694	1,129,946	3,006	46,927,646
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,758	—	—	6,758
Liabilities
Futures Contracts[1]	4,707	—	—	4,707
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,128,561
Gross Unrealized Appreciation	20,987,810
Gross Unrealized Depreciation	(186,674)
Net Unrealized Appreciation (Depreciation)	20,801,136
G.	During the six months ended February 28, 2021, the fund purchased $13,262,875,000 of investment securities and sold $11,613,757,000 of investment securities, other than temporary cash investments.
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U.S. Growth Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,614,488	25,217	2,060,722	44,973
Issued in Lieu of Cash Distributions	426,496	6,567	347,590	8,288
Redeemed	(3,153,339)	(51,092)	(3,156,185)	(69,011)
Net Increase (Decrease)—Investor Shares	(1,112,355)	(19,308)	(747,873)	(15,750)
Admiral Shares
Issued	6,792,837	41,314	5,160,714	42,335
Issued in Lieu of Cash Distributions	1,197,201	7,119	662,481	6,099
Redeemed	(3,335,182)	(20,152)	(4,156,546)	(36,332)
Net Increase (Decrease)—Admiral Shares	4,654,856	28,281	1,666,649	12,102
I.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
22

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard U.S. Growth Fund approved a restructuring of the portfolio’s investment advisory arrangements effective March 1, 2021, whereby Jackson Square Partners, LLC (Jackson Square), has been removed as an advisor to the portfolio. The board determined that the foregoing action was in the best interests of the portfolio and its shareholders. As of March 1, 2021, Jennison Associates LLC (Jennison), Wellington Management Company LLP (Wellington Management), Baillie Gifford Overseas Ltd. (Baillie Gifford), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, are advisors to the fund.
Additionally, the board of trustees of the fund has renewed the fund’s investment advisory arrangements with Jennison, Wellington Management, Baillie Gifford, and Vanguard. The board determined that renewing the fund’s advisory arrangements with these advisors was in the best interests of the fund and its shareholders
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Jennison. Jennison, founded in 1969, is an indirect, wholly owned subsidiary of Prudential Financial Inc. Jennison uses internal fundamental research and a highly interactive stock selection process to identify companies that exhibit above-average growth in units, revenues, earnings, and cash flows. When analyzing a company for purchase or sale, Jennison focuses on the duration of the company’s growth opportunity and seeks to capture inflection points in its growth trajectory. Jennison has managed a portion of the fund since 2014.
23

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a traditional, bottom-up fundamental research approach to identify companies with sustainable growth advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, followed by a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2019.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.
The board did not consider the profitability of Jennison, Wellington Management, or Baillie Gifford in determining whether to approve the advisory fees, because the advisors are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Jennison, Wellington Management, and Baillie Gifford. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase. The board also concluded that the fund’s arrangement with Vanguard
24

ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Q232 042021

Semiannual Report   |   February 28, 2021
Vanguard International Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements (unaudited)	4
Trustees Approve Advisory Arrangements	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
International Growth Fund	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,228.60	$2.38
Admiral™ Shares	1,000.00	1,229.10	1.77
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.66	$2.16
Admiral Shares	1,000.00	1,023.21	1.61
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.32% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Growth Fund
Fund Allocation
As of February 28, 2021
Communication Services	9.2%
Consumer Discretionary	35.0
Consumer Staples	3.9
Energy	1.4
Financials	9.0
Health Care	15.1
Industrials	9.0
Information Technology	14.6
Materials	1.9
Utilities	0.7
Other	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Australia (0.6%)
*	Afterpay Ltd.	4,147,434	378,844
*	Xero Ltd.	343,128	31,403
			410,247
Austria (0.4%)
	Erste Group Bank AG	7,843,772	257,567
Belgium (2.2%)
	Umicore SA	11,849,441	696,140
*	Argenx SE	1,978,464	658,061
	UCB SA	2,152,252	213,410
			1,567,611
Brazil (0.3%)
	B3 SA - Brasil Bolsa Balcao	14,269,879	138,263
	Raia Drogasil SA	21,795,702	90,346
			228,609
Canada (0.9%)
	Toronto-Dominion Bank	5,740,327	347,956
	Canadian National Railway Co.	2,413,784	263,475
			611,431
China (18.5%)
	Tencent Holdings Ltd.	45,419,800	3,951,387
*	Alibaba Group Holding Ltd.	78,622,556	2,362,544
*,1	Meituan Class B	43,138,930	1,937,562
*	NIO Inc. ADR	31,223,162	1,429,396
*	TAL Education Group ADR	15,272,843	1,184,256
*	Alibaba Group Holding Ltd. ADR	2,744,361	652,499
*	Baidu Inc. ADR	2,041,992	578,823
	Ping An Insurance Group Co. of China Ltd. Class H	44,035,500	544,920
*	Pinduoduo Inc. ADR	1,468,332	251,320
*	China Mengniu Dairy Co. Ltd.	41,766,000	228,231
*	Kingdee International Software Group Co. Ltd.	20,279,000	72,579
			13,193,517
Denmark (3.2%)
*	Genmab A/S	2,548,873	854,855
	Ambu A/S Class B	13,909,666	641,012
	Vestas Wind Systems A/S	2,005,591	376,099
	Novozymes A/S Class B	2,401,809	147,860
4

International Growth Fund
		Shares	Market Value• ($000)
	Chr Hansen Holding A/S	1,658,818	142,240
*	Pandora A/S	1,100,608	106,853
			2,268,919
France (5.6%)
	Kering SA	2,915,915	1,844,168
	L'Oreal SA	2,664,975	972,582
	Schneider Electric SE	5,322,107	787,004
	Alstom SA	4,941,513	246,310
	Legrand SA	1,694,372	147,308
			3,997,372
Germany (7.8%)
*,1	Zalando SE	10,259,895	1,054,791
*,1	Delivery Hero SE	7,334,216	937,163
*,2	HelloFresh SE	10,552,945	819,913
	Infineon Technologies AG	11,105,739	483,230
	Bayerische Motoren Werke AG	4,822,772	416,731
*,2,3	Jumia Technologies AG ADR	6,724,836	297,977
*	adidas AG	846,586	295,107
*,3	CureVac NV	2,731,786	257,607
	SAP SE	1,671,694	206,766
	Allianz SE (Registered)	806,821	194,734
	BASF SE	2,275,881	186,192
	GEA Group AG	5,015,311	173,645
	Knorr-Bremse AG	1,138,106	144,941
*	MorphoSys AG	664,989	66,731
*,2	Home24 SE	2,066,394	42,566
			5,578,094
Hong Kong (2.2%)
	AIA Group Ltd.	84,315,800	1,063,343
	Hong Kong Exchanges & Clearing Ltd.	8,680,143	533,680
			1,597,023
India (1.3%)
	Housing Development Finance Corp. Ltd.	11,680,736	404,238
*	HDFC Bank Ltd.	18,297,957	383,802
	Larsen & Toubro Ltd.	5,632,629	110,458
*,4,5	ANI Technologies Private Ltd. PP	166,185	30,496
			928,994
Indonesia (0.3%)
	Bank Central Asia Tbk PT	78,475,300	184,632
Israel (0.4%)
*	Wix.com Ltd.	917,880	319,945
Italy (2.9%)
	Ferrari NV	5,252,763	1,022,216
	EXOR NV	5,131,716	411,352
*	Intesa Sanpaolo SPA	113,537,246	291,908
	Stellantis NV	13,737,294	222,665
	Stellantis NV (XTLA)	7,566,220	122,548
			2,070,689
Japan (8.6%)
	M3 Inc.	23,314,500	1,852,988
	Nidec Corp.	11,414,800	1,455,559
	SMC Corp.	1,103,400	654,376
5

International Growth Fund
		Shares	Market Value• ($000)
	Sony Corp.	4,177,000	441,096
	Recruit Holdings Co. Ltd.	6,663,200	332,956
	Takeda Pharmaceutical Co. Ltd.	8,085,400	272,468
	Bridgestone Corp.	6,138,800	242,509
	Murata Manufacturing Co. Ltd.	2,060,700	176,653
	Kubota Corp.	6,908,800	156,729
	Sekisui Chemical Co. Ltd.	8,225,300	147,407
	Toyota Motor Corp.	1,865,700	137,864
	SBI Holdings Inc.	4,470,400	125,077
	Pigeon Corp.	3,300,800	119,531
			6,115,213
Netherlands (10.3%)
	ASML Holding NV	7,704,464	4,369,365
*,1	Adyen NV	903,347	2,107,857
	Royal Dutch Shell plc Class A (XLON)	17,575,777	362,721
	Koninklijke Philips NV	4,790,736	261,560
	Royal Dutch Shell plc Class A	11,500,265	236,161
			7,337,664
Norway (0.8%)
	Equinor ASA	19,413,927	368,173
	DNB ASA	12,264,292	238,264
			606,437
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	7,978,596	584,717
	Samsung SDI Co. Ltd.	404,645	242,111
			826,828
Spain (1.9%)
	Industria de Diseno Textil SA	21,245,632	700,537
*	Banco Bilbao Vizcaya Argentaria SA	60,461,703	336,220
*	Iberdrola SA (XMAD)	25,799,239	323,314
			1,360,071
Sweden (2.2%)
	Atlas Copco AB Class A	12,963,440	739,834
*	Kinnevik AB Class B	9,975,592	462,901
	Assa Abloy AB Class B	8,191,729	205,488
	Svenska Handelsbanken AB Class A	12,601,242	132,853
			1,541,076
Switzerland (4.0%)
*	Roche Holding AG	1,918,560	629,401
	Nestle SA (Registered)	5,551,567	579,410
	Temenos AG (Registered)	1,868,930	252,357
	Novartis AG (Registered)	2,847,827	245,273
	Cie Financiere Richemont SA (Registered) Class A	2,498,714	240,780
	Lonza Group AG (Registered)	361,430	227,971
*	Alcon Inc.	3,177,947	218,872
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	21,622	181,438
	Sika AG (Registered)	509,430	134,713
	Straumann Holding AG (Registered)	91,350	110,320
			2,820,535
6

International Growth Fund
		Shares	Market Value• ($000)
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	43,048,000	940,471
*	Sea Ltd. ADR	761,673	179,519
			1,119,990
United Kingdom (4.1%)
*	Ocado Group plc	24,326,206	747,385
	Diageo plc	9,945,508	391,244
	Rolls-Royce Holdings plc	202,156,568	304,546
	Whitbread plc	5,049,041	240,338
	Burberry Group plc	8,332,421	212,122
	National Grid plc	18,276,405	205,508
	Next plc	1,919,266	203,298
	Barclays plc	90,738,042	202,503
	Bunzl plc	5,066,202	158,170
	Reckitt Benckiser Group plc	1,859,226	155,954
	GlaxoSmithKline plc	7,228,389	120,611
			2,941,679
United States (16.2%)
*	MercadoLibre Inc.	1,873,136	3,068,403
*	Tesla Inc.	3,518,534	2,376,770
*	Illumina Inc.	4,910,590	2,157,762
*	Moderna Inc.	10,949,005	1,695,015
*	Spotify Technology SA	5,494,248	1,688,822
*	Amazon.com Inc.	110,408	341,484
*	Booking Holdings Inc.	97,679	227,447
			11,555,703
Total Common Stocks (Cost $33,936,689)			69,439,846
Preferred Stock (0.2%)
*,2,4,5,6	You & Mr. Jones PP (Cost $44,800)	44,800,000	143,808
7

International Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[7,8]	Vanguard Market Liquidity Fund, 0.099% (Cost $1,682,026)	16,821,219	1,682,122
Total Investments (100.1%) (Cost $35,663,515)			71,265,776
Other Assets and Liabilities—Net (-0.1%)			(88,223)
Net Assets (100%)			71,177,553
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $6,037,373,000, representing 8.5% of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $129,095,000.
4	Restricted securities totaling $174,304,000, representing 0.2% of net assets. See Restricted Securities table for additional information.
5	Security value determined using significant unobservable inputs.
6	Perpetual security with no stated maturity date.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $133,364,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
You & Mr. Jones PP	September 2015	44,800
ANI Technologies Private Ltd. PP	December 2015	51,748

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	101	19,237	(359)
MSCI EAFE Index	March 2021	4,911	531,370	(7,096)
MSCI Emerging Markets Index	March 2021	3,891	260,327	(12,417)
				(19,872)

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Growth Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,603,054)	68,279,390
Affiliated Issuers (Cost $2,060,461)	2,986,386
Total Investments in Securities	71,265,776
Investment in Vanguard	2,725
Cash Collateral Pledged—Futures Contracts	51,153
Foreign Currency, at Value (Cost $55,358)	56,132
Receivables for Investment Securities Sold	20,791
Receivables for Accrued Income	77,940
Receivables for Capital Shares Issued	76,176
Other Assets	421
Total Assets	71,551,114
Liabilities
Due to Custodian	69,055
Payables for Investment Securities Purchased	72,341
Collateral for Securities on Loan	133,364
Payables to Investment Advisor	29,531
Payables for Capital Shares Redeemed	30,992
Payables to Vanguard	6,011
Variation Margin Payable—Futures Contracts	10,746
Deferred Foreign Capital Gain Taxes	21,521
Total Liabilities	373,561
Net Assets	71,177,553
9

International Growth Fund
Statement of Assets and Liabilities (continued)
At February 28, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	31,325,908
Total Distributable Earnings (Loss)	39,851,645
Net Assets	71,177,553

Investor Shares—Net Assets
Applicable to 212,462,339 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,951,938
Net Asset Value Per Share—Investor Shares	$51.55

Admiral Shares—Net Assets
Applicable to 367,259,382 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	60,225,615
Net Asset Value Per Share—Admiral Shares	$163.99

See accompanying Notes, which are an integral part of the Financial Statements.
10

International Growth Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	184,348
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	50
Interest—Affiliated Issuers	615
Securities Lending—Net	9,823
Total Income	194,836
Expenses
Investment Advisory Fees—Note B
Basic Fee	45,008
Performance Adjustment	9,255
The Vanguard Group—Note C
Management and Administrative—Investor Shares	12,208
Management and Administrative—Admiral Shares	38,034
Marketing and Distribution—Investor Shares	402
Marketing and Distribution—Admiral Shares	1,049
Custodian Fees	1,368
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Admiral Shares	69
Trustees’ Fees and Expenses	19
Total Expenses	107,441
Net Investment Income	87,395
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	4,413,286
Investment Securities Sold—Affiliated Issuers	100
Futures Contracts	144,481
Forward Currency Contracts	(519)
Foreign Currencies	(285)
Realized Net Gain (Loss)	4,557,063
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	7,755,758
Investment Securities—Affiliated Issuers	527,172
Futures Contracts	(32,307)
Forward Currency Contracts	519
Foreign Currencies	47
Change in Unrealized Appreciation (Depreciation)	8,251,189
Net Increase (Decrease) in Net Assets Resulting from Operations	12,895,647
1	Dividends are net of foreign withholding taxes of $20,019,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $21,521,000.

See accompanying Notes, which are an integral part of the Financial Statements.
11

International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,395	338,623
Realized Net Gain (Loss)	4,557,063	1,295,635
Change in Unrealized Appreciation (Depreciation)	8,251,189	17,702,794
Net Increase (Decrease) in Net Assets Resulting from Operations	12,895,647	19,337,052
Distributions
Investor Shares	(233,493)	(94,219)
Admiral Shares	(1,364,832)	(424,749)
Total Distributions	(1,598,325)	(518,968)
Capital Share Transactions
Investor Shares	(439,167)	(760,869)
Admiral Shares	3,755,414	2,901,570
Net Increase (Decrease) from Capital Share Transactions	3,316,247	2,140,701
Total Increase (Decrease)	14,613,569	20,958,785
Net Assets
Beginning of Period	56,563,984	35,605,199
End of Period	71,177,553	56,563,984

See accompanying Notes, which are an integral part of the Financial Statements.
12

International Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$42.94	$28.30	$31.23	$28.38	$22.38	$20.83
Investment Operations
Net Investment Income	.044[1]	.238[1]	.342[1]	.381[1]	.240[1]	.304
Net Realized and Unrealized Gain (Loss) on Investments	9.716	14.791	(1.941)	2.722	6.028	1.539
Total from Investment Operations	9.760	15.029	(1.599)	3.103	6.268	1.843
Distributions
Dividends from Net Investment Income	(.106)	(.389)	(.403)	(.253)	(.268)	(.293)
Distributions from Realized Capital Gains	(1.044)	—	(.928)	—	—	—
Total Distributions	(1.150)	(.389)	(1.331)	(.253)	(.268)	(.293)
Net Asset Value, End of Period	$51.55	$42.94	$28.30	$31.23	$28.38	$22.38
Total Return[2]	22.86%	53.60%	-4.58%	10.97%	28.43%	8.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,952	$9,658	$7,056	$8,074	$7,731	$6,700
Ratio of Total Expenses to Average Net Assets[3]	0.43%	0.44%	0.43%	0.45%	0.45%	0.46%
Ratio of Net Investment Income to Average Net Assets	0.18%	0.74%	1.23%	1.25%	1.01%	1.47%
Portfolio Turnover Rate	13%	20%	13%	16%	15%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, 0.03%, 0.03%, 0.03%, and 0.04%

See accompanying Notes, which are an integral part of the Financial Statements.
13

International Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$136.68	$90.05	$99.45	$90.24	$71.19	$66.28
Investment Operations
Net Investment Income	.221[1]	.863[1]	1.203[1]	1.365[1]	.879[1]	1.062
Net Realized and Unrealized Gain (Loss) on Investments	30.912	47.105	(6.230)	8.652	19.127	4.877
Total from Investment Operations	31.133	47.968	(5.027)	10.017	20.006	5.939
Distributions
Dividends from Net Investment Income	(.497)	(1.338)	(1.418)	(.807)	(.956)	(1.029)
Distributions from Realized Capital Gains	(3.326)	—	(2.955)	—	—	—
Total Distributions	(3.823)	(1.338)	(4.373)	(.807)	(.956)	(1.029)
Net Asset Value, End of Period	$163.99	$136.68	$90.05	$99.45	$90.24	$71.19
Total Return[2]	22.91%	53.81%	-4.50%	11.14%	28.57%	9.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60,226	$46,906	$28,549	$29,170	$23,101	$15,704
Ratio of Total Expenses to Average Net Assets[3]	0.32%	0.33%	0.32%	0.32%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	0.29%	0.83%	1.34%	1.38%	1.14%	1.60%
Portfolio Turnover Rate	13%	20%	13%	16%	15%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, 0.03%, 0.03%, 0.03%, and 0.04%

See accompanying Notes, which are an integral part of the Financial Statements.
14

International Growth Fund
Notes to Financial Statements
Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the
15

International Growth Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at February 28, 2021.
16

International Growth Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
17

International Growth Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $9,255,000 (0.03%) based on performance.
18

International Growth Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $2,725,000, representing less than 0.01% of the fund’s net assets and 1.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	12,395,743	—	—	12,395,743
Common Stocks—Other	5,151,342	51,862,265	30,496	57,044,103
Preferred Stock	—	—	143,808	143,808
Temporary Cash Investments	1,682,122	—	—	1,682,122
Total	19,229,207	51,862,265	174,304	71,265,776
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	19,872	—	—	19,872
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
19

International Growth Fund
E.	At February 28, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Depreciation—Futures Contracts[1]	19,872	—	19,872
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	144,481	—	144,481
Forward Currency Contracts	—	(519)	(519)
Realized Net Gain (Loss) on Derivatives	144,481	(519)	143,962
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(32,307)	—	(32,307)
Forward Currency Contracts	—	519	519
Change in Unrealized Appreciation (Depreciation) on Derivatives	(32,307)	519	(31,788)
F.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,711,470
Gross Unrealized Appreciation	36,276,159
Gross Unrealized Depreciation	(741,725)
Net Unrealized Appreciation (Depreciation)	35,534,434
G.	During the six months ended February 28, 2021, the fund purchased $9,727,220,000 of investment securities and sold $7,970,990,000 of investment securities, other than temporary cash investments.
20

International Growth Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,711,731	34,483	1,336,137	39,787
Issued in Lieu of Cash Distributions	223,098	4,530	90,043	2,857
Redeemed	(2,373,996)	(51,437)	(2,187,049)	(67,132)
Net Increase (Decrease)—Investor Shares	(439,167)	(12,424)	(760,869)	(24,488)
Admiral Shares
Issued	8,924,639	57,937	7,810,043	74,363
Issued in Lieu of Cash Distributions	1,227,492	7,836	382,469	3,816
Redeemed	(6,396,717)	(41,697)	(5,290,942)	(52,026)
Net Increase (Decrease)—Admiral Shares	3,755,414	24,076	2,901,570	26,153
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2021 Market Value ($000)
HelloFresh SE	543,702	—	—	—	276,211	—	—	819,913
Home24 SE	23,358	4,336	—	—	14,872	—	—	42,566
Jumia Technologies AG ADR	61,801	—	—	—	236,176	—	—	297,977
Vanguard Market Liquidity Fund	1,795,364	NA1	NA1	100	(87)	615	—	1,682,122
You & Mr. Jones PP	143,808	—	—	—	—	—	—	143,808
Total	2,568,033			100	527,172	615	—	2,986,386
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.
Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed
22

income management and seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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All rights reserved.
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Q812 042021

Semiannual Report   |   February 28, 2021
Vanguard FTSE Social Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
FTSE Social Index Fund	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Admiral™ Shares	$1,000.00	$1,091.50	$0.73
Institutional Shares	1,000.00	1,091.40	0.62
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Admiral Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

FTSE Social Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	1.7%
Consumer Discretionary	18.0
Consumer Staples	5.0
Financials	10.6
Health Care	13.4
Industrials	11.1
Real Estate	2.9
Technology	32.5
Telecommunications	3.9
Utilities	0.9
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

FTSE Social Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Linde plc	208,077	50,827
	Air Products and Chemicals Inc.	87,443	22,352
	Dow Inc.	294,400	17,461
	Newmont Corp.	318,226	17,305
	International Flavors & Fragrances Inc.	98,453	13,341
	Fastenal Co.	227,286	10,539
	LyondellBasell Industries NV Class A	100,878	10,399
	International Paper Co.	155,300	7,711
	Nucor Corp.	119,194	7,130
	Albemarle Corp.	45,118	7,093
	Celanese Corp. Class A	46,200	6,418
	Eastman Chemical Co.	53,800	5,878
	Avery Dennison Corp.	33,140	5,806
	FMC Corp.	51,210	5,208
	CF Industries Holdings Inc.	83,139	3,765
	Steel Dynamics Inc.	78,000	3,243
	Westlake Chemical Corp.	13,200	1,130
			195,606
Consumer Discretionary (18.0%)
*	Amazon.com Inc.	167,910	519,334
*	Tesla Inc.	299,480	202,299
	Walt Disney Co.	715,896	135,333
	Home Depot Inc.	425,686	109,972
*	Netflix Inc.	168,461	90,775
	NIKE Inc. Class B	485,682	65,460
	McDonald's Corp.	294,932	60,797
	Costco Wholesale Corp.	174,810	57,862
	Starbucks Corp.	463,154	50,034
	Lowe's Cos. Inc.	299,712	47,879
*	Booking Holdings Inc.	16,195	37,710
	Target Corp.	197,590	36,246
	TJX Cos. Inc.	473,732	31,262
*	MercadoLibre Inc.	18,100	29,650
	Activision Blizzard Inc.	301,899	28,865
*	Uber Technologies Inc.	545,300	28,219
	Estee Lauder Cos. Inc. Class A	87,731	25,079
	Dollar General Corp.	99,683	18,839
	Ford Motor Co.	1,546,347	18,092
4

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Ross Stores Inc.	137,770	16,069
*	Chipotle Mexican Grill Inc. Class A	11,004	15,868
*	Spotify Technology SA	51,600	15,861
	Aptiv plc	105,657	15,832
	Electronic Arts Inc.	112,635	15,090
	eBay Inc.	258,900	14,607
*	Lululemon Athletica Inc.	44,741	13,945
	ViacomCBS Inc. Class B	214,601	13,840
*	O'Reilly Automotive Inc.	28,395	12,702
	Yum! Brands Inc.	119,400	12,361
*	AutoZone Inc.	9,211	10,684
*	Etsy Inc.	46,800	10,309
	VF Corp.	127,943	10,124
	DR Horton Inc.	129,912	9,986
	Yum China Holdings Inc.	159,382	9,537
*	Dollar Tree Inc.	92,276	9,061
	Best Buy Co. Inc.	89,723	9,004
*	Copart Inc.	80,800	8,820
	Lennar Corp. Class A	104,641	8,682
	Expedia Group Inc.	53,390	8,596
*	Take-Two Interactive Software Inc.	44,800	8,264
*	Wayfair Inc. Class A	27,900	8,062
*	CarMax Inc.	64,164	7,668
	Garmin Ltd.	58,928	7,308
	Tractor Supply Co.	45,638	7,255
	Darden Restaurants Inc.	51,367	7,054
*	Ulta Beauty Inc.	21,339	6,878
*	Burlington Stores Inc.	25,600	6,626
*	NVR Inc.	1,340	6,031
	Genuine Parts Co.	55,709	5,869
*	Discovery Inc. Class C	130,398	5,868
	Omnicom Group Inc.	84,433	5,803
*	Lyft Inc. Class A	98,000	5,459
	Domino's Pizza Inc.	15,400	5,336
*	Live Nation Entertainment Inc.	56,500	5,021
	Vail Resorts Inc.	15,900	4,916
*	LKQ Corp.	120,691	4,754
	Hasbro Inc.	50,700	4,751
	PulteGroup Inc.	104,380	4,709
	Whirlpool Corp.	24,318	4,622
	Fortune Brands Home & Security Inc.	54,831	4,559
	BorgWarner Inc.	97,590	4,392
	Fox Corp. Class A	126,530	4,215
	Advance Auto Parts Inc.	26,125	4,189
*	Mohawk Industries Inc.	23,243	4,067
	Interpublic Group of Cos. Inc.	155,013	4,049
	Lear Corp.	23,256	3,863
	Newell Brands Inc.	153,927	3,566
	Southwest Airlines Co.	59,472	3,457
	News Corp. Class A	145,200	3,405
	Gentex Corp.	94,945	3,359
	Aramark	88,587	3,288
*	Liberty Media Corp.- Liberty SiriusXM Class C	73,200	3,230
	Autoliv Inc.	35,045	3,154
	Nielsen Holdings plc	138,359	3,101
5

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Delta Air Lines Inc.	62,359	2,989
*	Discovery Inc. Class A	55,066	2,920
	Rollins Inc.	86,700	2,876
	Sirius XM Holdings Inc.	444,600	2,601
	Fox Corp. Class B	64,872	2,071
*	United Airlines Holdings Inc.	28,541	1,503
	News Corp. Class B	58,100	1,332
*	Liberty Media Corp.- Liberty SiriusXM Class A	29,200	1,297
	American Airlines Group Inc.	52,994	1,110
	Lennar Corp. Class B	8,300	549
			2,032,081
Consumer Staples (5.0%)
	Procter & Gamble Co.	965,047	119,212
	Coca-Cola Co.	1,531,400	75,023
	PepsiCo Inc.	549,800	71,029
	CVS Health Corp.	517,116	35,231
	Mondelez International Inc. Class A	558,327	29,681
	Colgate-Palmolive Co.	333,566	25,084
	Kimberly-Clark Corp.	133,950	17,190
	Sysco Corp.	191,592	15,257
	Walgreens Boots Alliance Inc.	286,380	13,726
	Corteva Inc.	296,800	13,401
	General Mills Inc.	239,999	13,202
*	Monster Beverage Corp.	145,945	12,805
	McKesson Corp.	63,976	10,845
	Kroger Co.	308,100	9,924
	Kraft Heinz Co.	257,773	9,378
	Clorox Co.	49,642	8,988
	Hershey Co.	58,168	8,472
	McCormick & Co. Inc.	97,828	8,245
	Church & Dwight Co. Inc.	97,796	7,701
	Tyson Foods Inc. Class A	113,454	7,677
	Conagra Brands Inc.	192,604	6,535
	AmerisourceBergen Corp. Class A	57,748	5,845
	Kellogg Co.	99,475	5,741
	Keurig Dr Pepper Inc.	177,506	5,418
	Hormel Foods Corp.	110,725	5,134
	J M Smucker Co.	43,853	4,912
	Lamb Weston Holdings Inc.	58,118	4,636
	Bunge Ltd.	54,099	4,143
	Coca-Cola European Partners plc	79,498	4,050
	Campbell Soup Co.	76,008	3,457
	Ingredion Inc.	26,146	2,358
*	Herbalife Nutrition Ltd.	35,029	1,576
			565,876
Financials (10.6%)
	JPMorgan Chase & Co.	1,199,518	176,533
	Bank of America Corp.	3,063,331	106,328
	Citigroup Inc.	824,977	54,350
	Morgan Stanley	553,892	42,578
	Goldman Sachs Group Inc.	131,283	41,942
	BlackRock Inc.	58,212	40,428
	Charles Schwab Corp.	544,542	33,609
	S&P Global Inc.	95,353	31,405
	Truist Financial Corp.	532,973	30,358
6

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Chubb Ltd.	177,857	28,916
	PNC Financial Services Group Inc.	167,898	28,267
	CME Group Inc.	140,445	28,047
	U.S. Bancorp	538,231	26,912
	Intercontinental Exchange Inc.	219,032	24,161
	Marsh & McLennan Cos. Inc.	200,291	23,078
	Aon plc Class A	89,843	20,458
	Progressive Corp.	231,470	19,895
	Moody's Corp.	64,380	17,697
	MetLife Inc.	303,620	17,489
	American International Group Inc.	341,048	14,989
	Travelers Cos. Inc.	100,005	14,551
	T Rowe Price Group Inc.	89,298	14,479
	IHS Markit Ltd.	156,929	14,149
	Prudential Financial Inc.	156,525	13,574
	MSCI Inc. Class A	32,250	13,368
	Bank of New York Mellon Corp.	315,762	13,313
	Aflac Inc.	275,122	13,176
	Allstate Corp.	120,098	12,802
	Discover Financial Services	121,577	11,437
	First Republic Bank	68,537	11,291
	Willis Towers Watson plc	51,026	11,258
	Ameriprise Financial Inc.	46,846	10,364
*	SVB Financial Group	20,400	10,309
	State Street Corp.	139,763	10,171
	KKR & Co. Inc.	213,600	9,732
	Fifth Third Bancorp	279,682	9,702
	Arthur J Gallagher & Co.	75,089	8,996
	MarketAxess Holdings Inc.	14,500	8,061
	Regions Financial Corp.	378,883	7,816
	KeyCorp.	383,573	7,725
	M&T Bank Corp.	50,539	7,628
	Citizens Financial Group Inc.	168,341	7,313
	Northern Trust Corp.	75,710	7,202
	Hartford Financial Services Group Inc.	141,325	7,164
	Broadridge Financial Solutions Inc.	45,288	6,453
	Nasdaq Inc.	45,356	6,272
	Ally Financial Inc.	148,048	6,144
	Huntington Bancshares Inc.	399,737	6,132
	Principal Financial Group Inc.	107,645	6,091
	Cincinnati Financial Corp.	59,551	5,828
*	Markel Corp.	5,352	5,827
	Raymond James Financial Inc.	48,766	5,693
*	Arch Capital Group Ltd.	155,872	5,583
	Credicorp Ltd.	31,900	5,104
	Equitable Holdings Inc.	159,711	4,723
	Annaly Capital Management Inc.	559,933	4,653
	FactSet Research Systems Inc.	14,800	4,498
	Lincoln National Corp.	76,883	4,372
	Brown & Brown Inc.	94,000	4,315
	Cboe Global Markets Inc.	43,100	4,265
	Fidelity National Financial Inc.	109,213	4,181
	Everest Re Group Ltd.	15,801	3,821
	Comerica Inc.	55,604	3,787
	W R Berkley Corp.	54,231	3,760
7

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Globe Life Inc.	40,205	3,755
	Alleghany Corp.	5,368	3,470
	AGNC Investment Corp.	211,990	3,398
	RenaissanceRe Holdings Ltd.	20,318	3,393
	Zions Bancorp NA	63,146	3,357
	Commerce Bancshares Inc.	41,077	3,041
	Voya Financial Inc.	49,153	2,963
	Assurant Inc.	22,918	2,824
	Franklin Resources Inc.	105,200	2,753
	SEI Investments Co.	43,731	2,449
	Santander Consumer USA Holdings Inc.	27,998	700
	CNA Financial Corp.	10,900	464
			1,197,090
Health Care (13.3%)
	UnitedHealth Group Inc.	373,963	124,238
	Abbott Laboratories	684,534	81,994
	AbbVie Inc.	697,919	75,194
	Pfizer Inc.	2,203,166	73,784
	Merck & Co. Inc.	1,000,845	72,681
	Thermo Fisher Scientific Inc.	156,510	70,442
	Eli Lilly and Co.	333,753	68,383
	Medtronic plc	531,461	62,165
	Bristol-Myers Squibb Co.	897,326	55,033
	Danaher Corp.	248,067	54,493
	Amgen Inc.	230,952	51,946
*	Intuitive Surgical Inc.	45,839	33,774
	Stryker Corp.	136,990	33,246
	Gilead Sciences Inc.	496,781	30,502
	Anthem Inc.	98,585	29,890
	Cigna Corp.	140,226	29,433
	Zoetis Inc.	187,986	29,183
	Becton Dickinson and Co.	109,277	26,352
*	Illumina Inc.	58,005	25,488
*	Boston Scientific Corp.	566,375	21,964
*	Vertex Pharmaceuticals Inc.	102,720	21,833
*	Edwards Lifesciences Corp.	244,139	20,288
	Humana Inc.	52,436	19,907
	HCA Healthcare Inc.	105,666	18,178
*	Align Technology Inc.	30,948	17,551
*	Moderna Inc.	113,200	17,525
*	IDEXX Laboratories Inc.	33,291	17,317
*	Regeneron Pharmaceuticals Inc.	38,149	17,189
*	Biogen Inc.	60,885	16,614
	Baxter International Inc.	201,146	15,627
*	Veeva Systems Inc. Class A	53,400	14,958
	Agilent Technologies Inc.	121,925	14,883
*	DexCom Inc.	36,400	14,479
*	IQVIA Holdings Inc.	75,067	14,472
	Zimmer Biomet Holdings Inc.	81,872	13,350
*	Centene Corp.	227,458	13,315
*	Alexion Pharmaceuticals Inc.	84,198	12,861
	ResMed Inc.	56,924	10,974
*	Teladoc Health Inc.	42,600	9,418
*	Laboratory Corp. of America Holdings	38,157	9,154
	Cerner Corp.	119,872	8,288
8

FTSE Social Index Fund
		Shares	Market Value• ($000)
	West Pharmaceutical Services Inc.	28,900	8,111
*	Exact Sciences Corp.	58,600	7,977
*	Seagen Inc.	49,900	7,540
	Cooper Cos. Inc.	19,319	7,460
	Teleflex Inc.	18,400	7,325
*	Hologic Inc.	101,027	7,283
*	Viatris Inc.	477,713	7,094
*	Alnylam Pharmaceuticals Inc.	45,488	6,737
*	Varian Medical Systems Inc.	35,863	6,286
	Quest Diagnostics Inc.	52,797	6,103
	Cardinal Health Inc.	115,713	5,962
*	Elanco Animal Health Inc. (XNYS)	180,407	5,928
	STERIS plc	33,200	5,803
*	ABIOMED Inc.	17,580	5,706
*	Incyte Corp.	72,056	5,668
*	BioMarin Pharmaceutical Inc.	71,514	5,537
*	Bio-Rad Laboratories Inc. Class A	8,400	4,910
*	Masimo Corp.	19,500	4,889
	DENTSPLY SIRONA Inc.	86,899	4,612
	Universal Health Services Inc. Class B	29,470	3,694
*	Jazz Pharmaceuticals plc	21,054	3,538
*	Henry Schein Inc.	55,554	3,436
*	DaVita Inc.	29,723	3,036
*	Sarepta Therapeutics Inc.	29,100	2,533
	Perrigo Co. plc	53,108	2,143
			1,507,677
Industrials (11.1%)
	Visa Inc. Class A	668,688	142,023
	Mastercard Inc. Class A	349,462	123,657
*	PayPal Holdings Inc.	465,267	120,900
	Accenture plc Class A	252,463	63,343
	Union Pacific Corp.	268,889	55,380
	Caterpillar Inc.	214,520	46,311
	United Parcel Service Inc. Class B	283,809	44,794
	Deere & Co.	124,146	43,342
	American Express Co.	258,542	34,970
	Fidelity National Information Services Inc.	244,307	33,714
*	Square Inc. Class A	146,000	33,584
	Automatic Data Processing Inc.	170,096	29,600
	CSX Corp.	301,626	27,614
*	Fiserv Inc.	227,326	26,227
	Illinois Tool Works Inc.	124,734	25,219
	FedEx Corp.	95,721	24,361
	Global Payments Inc.	117,924	23,348
	Sherwin-Williams Co.	32,654	22,216
	Capital One Financial Corp.	179,782	21,608
	Johnson Controls International plc	286,949	16,009
	DuPont de Nemours Inc.	211,885	14,900
	Trane Technologies plc	94,360	14,460
	PACCAR Inc.	134,379	12,227
	Paychex Inc.	127,500	11,611
	Cintas Corp.	34,900	11,319
	Rockwell Automation Inc.	45,568	11,086
	Stanley Black & Decker Inc.	61,205	10,701
*	Keysight Technologies Inc.	74,266	10,510
9

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	Zebra Technologies Corp. Class A	20,800	10,388
*	Mettler-Toledo International Inc.	9,287	10,365
	Verisk Analytics Inc. Class A	62,795	10,289
*	FleetCor Technologies Inc.	32,800	9,096
	Synchrony Financial	229,353	8,871
	Vulcan Materials Co.	52,006	8,684
	Martin Marietta Materials Inc.	24,590	8,284
	Old Dominion Freight Line Inc.	38,475	8,263
	Kansas City Southern	36,751	7,804
*	Trimble Inc.	98,450	7,299
	Xylem Inc.	70,653	7,034
	Dover Corp.	56,818	7,003
*	Waters Corp.	24,209	6,630
	WW Grainger Inc.	17,647	6,577
	TransUnion	75,100	6,324
	Expeditors International of Washington Inc.	66,687	6,124
	IDEX Corp.	29,800	5,816
	Masco Corp.	103,900	5,530
	Westinghouse Air Brake Technologies Corp.	71,901	5,208
*	Fair Isaac Corp.	11,200	5,125
	Packaging Corp. of America	37,320	4,927
	JB Hunt Transport Services Inc.	33,451	4,913
	CH Robinson Worldwide Inc.	52,797	4,797
	Jack Henry & Associates Inc.	30,400	4,513
	Westrock Co.	102,000	4,446
	Snap-on Inc.	21,519	4,371
*	XPO Logistics Inc.	36,300	4,233
	Allegion plc	36,959	4,020
	Western Union Co.	159,627	3,706
	Robert Half International Inc.	44,607	3,470
			1,249,144
Real Estate (2.9%)
	American Tower Corp.	174,485	37,711
	Prologis Inc.	291,238	28,853
	Crown Castle International Corp.	164,494	25,620
	Equinix Inc.	35,210	22,828
	Digital Realty Trust Inc.	110,246	14,853
	Public Storage	59,637	13,952
*	CoStar Group Inc.	15,403	12,688
	Welltower Inc.	165,837	11,260
	SBA Communications Corp. Class A	43,900	11,200
*	CBRE Group Inc. Class A	131,274	9,947
	AvalonBay Communities Inc.	55,321	9,723
	Equity Residential	145,115	9,492
*	Zillow Group Inc. Class C	57,400	9,260
	Alexandria Real Estate Equities Inc.	52,680	8,412
	Realty Income Corp.	138,302	8,334
	Ventas Inc.	147,198	7,787
	Invitation Homes Inc.	221,441	6,453
	Sun Communities Inc.	41,900	6,367
	Extra Space Storage Inc.	50,000	6,285
	Healthpeak Properties Inc.	213,150	6,201
	Boston Properties Inc.	61,667	6,113
	Mid-America Apartment Communities Inc.	45,126	6,080
	Duke Realty Corp.	146,002	5,731
10

FTSE Social Index Fund
		Shares	Market Value• ($000)
	UDR Inc.	116,433	4,794
	WP Carey Inc.	67,700	4,640
	Host Hotels & Resorts Inc.	278,900	4,627
	Equity LifeStyle Properties Inc.	69,400	4,279
	Iron Mountain Inc.	114,724	3,991
*	Zillow Group Inc. Class A	23,050	3,914
	Regency Centers Corp.	67,402	3,692
	VEREIT Inc.	85,018	3,316
	Kimco Realty Corp.	166,644	3,055
	Federal Realty Investment Trust	29,400	2,974
	Vornado Realty Trust	68,358	2,935
			327,367
Technology (32.4%)
	Apple Inc.	6,392,064	775,102
	Microsoft Corp.	2,965,878	689,211
*	Facebook Inc. Class A	951,177	245,042
*	Alphabet Inc. Class A	118,891	240,387
*	Alphabet Inc. Class C	115,136	234,516
	NVIDIA Corp.	233,839	128,279
	Intel Corp.	1,624,987	98,767
*	Adobe Inc.	190,560	87,595
*	salesforce.com Inc.	347,361	75,204
	Broadcom Inc.	156,504	73,537
	Texas Instruments Inc.	363,695	62,654
	QUALCOMM Inc.	445,879	60,724
	Oracle Corp.	746,951	48,186
	Applied Materials Inc.	363,092	42,914
	International Business Machines Corp.	351,460	41,799
*	ServiceNow Inc.	77,033	41,094
*	Micron Technology Inc.	439,670	40,243
*	Advanced Micro Devices Inc.	473,471	40,013
	Intuit Inc.	99,838	38,951
	Lam Research Corp.	57,371	32,540
*	Zoom Video Communications Inc. Class A	67,600	25,256
*	Autodesk Inc.	86,704	23,930
*	Twitter Inc.	308,499	23,773
	Analog Devices Inc.	145,590	22,686
*	Twilio Inc. Class A	56,876	22,345
	NXP Semiconductors NV	110,348	20,144
	KLA Corp.	61,550	19,156
*	Workday Inc. Class A	69,856	17,127
*	DocuSign Inc. Class A	70,700	16,025
	HP Inc.	542,787	15,725
	Cognizant Technology Solutions Corp. Class A	212,237	15,595
*	Cadence Design Systems Inc.	108,800	15,351
	Microchip Technology Inc.	98,700	15,065
*	Synopsys Inc.	59,615	14,618
*	Palo Alto Networks Inc.	36,818	13,192
	Marvell Technology Group Ltd.	263,800	12,736
	Xilinx Inc.	96,475	12,571
*	Atlassian Corp. plc Class A	52,000	12,360
*	Okta Inc.	45,500	11,896
*	RingCentral Inc. Class A	31,200	11,799
	Skyworks Solutions Inc.	66,047	11,744
	Maxim Integrated Products Inc.	105,596	9,838
11

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	Coupa Software Inc.	27,000	9,349
*	Splunk Inc.	62,458	8,932
*	Fortinet Inc.	52,400	8,848
	CDW Corp.	55,908	8,771
	Teradyne Inc.	65,100	8,373
*	Dell Technologies Class C	101,953	8,265
	Western Digital Corp.	120,123	8,232
*	Qorvo Inc.	45,000	7,863
*	EPAM Systems Inc.	21,000	7,846
*	VeriSign Inc.	39,849	7,732
*	Yandex NV Class A	117,720	7,532
	Hewlett Packard Enterprise Co.	509,361	7,416
*	Paycom Software Inc.	19,500	7,298
*	Wix.com Ltd.	19,100	6,658
	Citrix Systems Inc.	48,738	6,510
	Seagate Technology plc	88,871	6,508
*	Arista Networks Inc.	23,242	6,504
*	Slack Technologies Inc. Class A	151,000	6,180
*	Gartner Inc.	34,200	6,123
*	Akamai Technologies Inc.	63,303	5,982
*	Zscaler Inc.	28,600	5,864
*	Datadog Inc. Class A	60,200	5,744
*	PTC Inc.	41,300	5,656
	NetApp Inc.	87,765	5,494
*	GoDaddy Inc. Class A	66,500	5,395
*	F5 Networks Inc.	24,244	4,606
*	Check Point Software Technologies Ltd.	41,658	4,592
*,1	VMware Inc. Class A	32,174	4,447
	NortonLifeLock Inc.	219,383	4,280
	Amdocs Ltd.	51,025	3,868
*	Flex Ltd.	194,500	3,538
*	Arrow Electronics Inc.	29,188	2,926
			3,667,022
Telecommunications (3.8%)
	Comcast Corp. Class A	1,794,990	94,632
	Verizon Communications Inc.	1,641,080	90,752
	AT&T Inc.	2,825,280	78,797
	Cisco Systems Inc.	1,682,185	75,480
*	Charter Communications Inc. Class A	57,340	35,173
*	T-Mobile US Inc.	217,623	26,108
	Motorola Solutions Inc.	67,286	11,807
	Lumen Technologies Inc.	434,300	5,338
*	Altice USA Inc. Class A	113,900	3,828
*	Liberty Global plc Class C	144,300	3,506
*	DISH Network Corp. Class A	95,700	3,016
	Juniper Networks Inc.	127,625	2,971
*	Liberty Global plc Class A	72,200	1,778
			433,186
Utilities (0.9%)
	Waste Management Inc.	166,614	18,476
	Sempra Energy	114,500	13,280
	American Water Works Co. Inc.	71,797	10,187
	Consolidated Edison Inc.	133,825	8,786
	PPL Corp.	303,137	7,939
	Edison International	141,400	7,634
12

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Republic Services Inc. Class A	82,932	7,388
	AES Corp.	261,200	6,937
	CMS Energy Corp.	113,205	6,125
	Alliant Energy Corp.	99,300	4,584
	Atmos Energy Corp.	49,800	4,214
	CenterPoint Energy Inc.	196,416	3,818
	NiSource Inc.	148,792	3,214
	Avangrid Inc.	21,839	999
			103,581
Total Common Stocks (Cost $6,671,659)			11,278,630
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $21,188)	211,879	21,188
Total Investments (99.9%) (Cost $6,692,847)			11,299,818
Other Assets and Liabilities—Net (0.1%)			7,628
Net Assets (100%)			11,307,446
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,607,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,837,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	135	25,712	(320)

See accompanying Notes, which are an integral part of the Financial Statements.
13

FTSE Social Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,671,659)	11,278,630
Affiliated Issuers (Cost $21,188)	21,188
Total Investments in Securities	11,299,818
Investment in Vanguard	414
Cash Collateral Pledged—Futures Contracts	1,492
Receivables for Investment Securities Sold	78
Receivables for Accrued Income	9,767
Receivables for Capital Shares Issued	22,373
Total Assets	11,333,942
Liabilities
Due to Custodian	79
Payables for Investment Securities Purchased	17,559
Collateral for Securities on Loan	3,837
Payables for Capital Shares Redeemed	4,187
Payables to Vanguard	707
Variation Margin Payable—Futures Contracts	127
Total Liabilities	26,496
Net Assets	11,307,446
At February 28, 2021, net assets consisted of:

Paid-in Capital	7,168,339
Total Distributable Earnings (Loss)	4,139,107
Net Assets	11,307,446

Admiral Shares—Net Assets
Applicable to 174,833,297 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,494,506
Net Asset Value Per Share—Admiral Shares	$37.15

Institutional Shares—Net Assets
Applicable to 179,985,295 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,812,940
Net Asset Value Per Share—Institutional Shares	$26.74

See accompanying Notes, which are an integral part of the Financial Statements.
14

FTSE Social Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends[1]	67,642
Interest[2]	15
Securities Lending—Net	58
Total Income	67,715
Expenses
The Vanguard Group—Note B
Investment Advisory Services	760
Management and Administrative—Admiral Shares	3,369
Management and Administrative—Institutional Shares	2,161
Marketing and Distribution—Admiral Shares	146
Marketing and Distribution—Institutional Shares	74
Custodian Fees	36
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Institutional Shares	11
Trustees’ Fees and Expenses	2
Total Expenses	6,588
Net Investment Income	61,127
Realized Net Gain (Loss)
Investment Securities Sold[2]	(21,661)
Futures Contracts	2,986
Realized Net Gain (Loss)	(18,675)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	854,497
Futures Contracts	(591)
Change in Unrealized Appreciation (Depreciation)	853,906
Net Increase (Decrease) in Net Assets Resulting from Operations	896,358
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
15

FTSE Social Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,127	118,476
Realized Net Gain (Loss)	(18,675)	(431,510)
Change in Unrealized Appreciation (Depreciation)	853,906	2,226,427
Net Increase (Decrease) in Net Assets Resulting from Operations	896,358	1,913,393
Distributions
Investor Shares	—	(124)
Admiral Shares	(37,464)	(65,035)
Institutional Shares	(28,740)	(50,308)
Total Distributions	(66,204)	(115,467)
Capital Share Transactions
Investor Shares	—	(59,575)
Admiral Shares	718,725	804,650
Institutional Shares	449,871	528,553
Net Increase (Decrease) from Capital Share Transactions	1,168,596	1,273,628
Total Increase (Decrease)	1,998,750	3,071,554
Net Assets
Beginning of Period	9,308,696	6,237,142
End of Period	11,307,446	9,308,696

See accompanying Notes, which are an integral part of the Financial Statements.
16

FTSE Social Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,	February 7 , 2019[1] to August 31, 2019
		2020
Net Asset Value, Beginning of Period	$34.27	$27.27	$25.00
Investment Operations
Net Investment Income[2]	.212	.465	.273
Net Realized and Unrealized Gain (Loss) on Investments	2.902	6.996	2.183
Total from Investment Operations	3.114	7.461	2.456
Distributions
Dividends from Net Investment Income	(.234)	(.461)	(.186)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.234)	(.461)	(.186)
Net Asset Value, End of Period	$37.15	$34.27	$27.27
Total Return[3]	9.15%	27.83%	9.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,495	$5,305	$3,478
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[4]
Ratio of Net Investment Income to Average Net Assets	1.22%	1.60%	1.79%[4]
Portfolio Turnover Rate	2%	18%	11%[5,6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
17

FTSE Social Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$24.67	$19.63	$19.28	$16.15	$13.96	$13.00
Investment Operations
Net Investment Income	.155[1]	.339[1]	.314[1]	.305[1]	.271[1]	.254
Net Realized and Unrealized Gain (Loss) on Investments	2.086	5.037	.351	3.105	2.175	1.029
Total from Investment Operations	2.241	5.376	.665	3.410	2.446	1.283
Distributions
Dividends from Net Investment Income	(.171)	(.336)	(.315)	(.280)	(.256)	(.323)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.171)	(.336)	(.315)	(.280)	(.256)	(.323)
Net Asset Value, End of Period	$26.74	$24.67	$19.63	$19.28	$16.15	$13.96
Total Return	9.14%	27.86%	3.58%	21.34%	17.72%	10.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,813	$4,003	$2,701	$2,349	$1,443	$876
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.62%	1.49%	1.71%	1.79%	1.97%
Portfolio Turnover Rate	2%	18%	11%[2]	8%[2]	11%[2]	16%[2]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
18

FTSE Social Index Fund
Notes to Financial Statements
Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
19

FTSE Social Index Fund
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
20

FTSE Social Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $414,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
21

FTSE Social Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,697,892
Gross Unrealized Appreciation	4,642,678
Gross Unrealized Depreciation	(41,072)
Net Unrealized Appreciation (Depreciation)	4,601,606
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $467,063,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $1,313,446,000 of investment securities and sold $149,924,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $53,107,000 and $37,122,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	922	45
Issued in Lieu of Cash Distributions	—	—	124	6
Redeemed[1]	—	—	(60,621)	(3,047)
Net Increase (Decrease)—Investor Shares	—	—	(59,575)	(2,996)
22

FTSE Social Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	1,303,105	36,591	1,697,269	58,728
Issued in Lieu of Cash Distributions	32,833	957	56,851	2,114
Redeemed	(617,213)	(17,519)	(949,470)	(33,560)
Net Increase (Decrease)—Admiral Shares	718,725	20,029	804,650	27,282
Institutional Shares
Issued	843,659	33,147	1,143,683	54,448
Issued in Lieu of Cash Distributions	27,999	1,133	48,991	2,528
Redeemed	(421,787)	(16,566)	(664,121)	(32,286)
Net Increase (Decrease)—Institutional Shares	449,871	17,714	528,553	24,690
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 68,000 and 49,000 shares, respectively, in the amount of $1,355,000 from the conversion during the year ended August 31, 2020.
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
23

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q2132 042021

Semiannual Report   |   February 28, 2021
Vanguard U.S. Sector Index Funds
Vanguard Communication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Utilities Index Fund

Contents
About Your Fund’s Expenses	1
Communication Services Index Fund	4
Consumer Discretionary Index Fund	15
Consumer Staples Index Fund	27
Energy Index Fund	37
Financials Index Fund	48
Health Care Index Fund	62
Industrials Index Fund	76
Information Technology Index Fund	88
Materials Index Fund	100
Utilities Index Fund	110

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Communication Services Index Fund
ETF Shares	$1,000.00	$1,194.30	$0.54
AdmiralTM Shares	1,000.00	1,194.20	0.54
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$1,169.20	$0.54
Admiral Shares	1,000.00	1,169.10	0.54
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,004.10	$0.50
Admiral Shares	1,000.00	1,004.20	0.50
Energy Index Fund
ETF Shares	$1,000.00	$1,424.60	$0.60
Admiral Shares	1,000.00	1,424.70	0.60
Financials Index Fund
ETF Shares	$1,000.00	$1,326.90	$0.58
Admiral Shares	1,000.00	1,327.30	0.58
Health Care Index Fund
ETF Shares	$1,000.00	$1,090.40	$0.52
Admiral Shares	1,000.00	1,090.40	0.52
Industrials Index Fund
ETF Shares	$1,000.00	$1,208.90	$0.55
Admiral Shares	1,000.00	1,209.10	0.55
Information Technology Index Fund
ETF Shares	$1,000.00	$1,090.00	$0.52
Admiral Shares	1,000.00	1,090.00	0.52
Materials Index Fund
ETF Shares	$1,000.00	$1,199.40	$0.55
Admiral Shares	1,000.00	1,199.60	0.55
Utilities Index Fund
ETF Shares	$1,000.00	$1,008.10	$0.50
Admiral Shares	1,000.00	1,008.30	0.50

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Communication Services Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Energy Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Financials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Health Care Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Industrials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Information Technology Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Materials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Utilities Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Communication Services Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Discretionary Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Staples Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Energy Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Financials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Health Care Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Industrials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Information Technology Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Materials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; and for the Utilities Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Communication Services Index Fund
Fund Allocation
As of February 28, 2021
Advertising	1.8%
Alternative Carriers	2.7
Broadcasting	4.6
Cable & Satellite	10.6
Integrated Telecommunication Services	9.3
Interactive Home Entertainment	4.7
Interactive Media & Services	46.2
Movies & Entertainment	16.0
Publishing	1.7
Wireless Telecommunication Services	2.4
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Communication Services Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Diversified Telecommunication Services (12.0%)
	Verizon Communications Inc.	3,104,786	171,695
	AT&T Inc.	5,803,451	161,858
	Lumen Technologies Inc.	1,593,527	19,584
*	Liberty Global plc Class C	682,370	16,582
*	Liberty Global plc Class A	460,853	11,348
*	Iridium Communications Inc.	279,519	10,708
*	Vonage Holdings Corp.	800,321	10,580
*	Bandwidth Inc. Class A	61,316	9,710
	Cogent Communications Holdings Inc.	146,178	8,749
*	Liberty Latin America Ltd. Class C	542,111	5,942
*	Cincinnati Bell Inc.	157,786	2,411
*	ORBCOMM Inc.	258,146	1,970
	ATN International Inc.	38,854	1,891
*	Anterix Inc.	38,704	1,634
*	Liberty Latin America Ltd. Class A	139,705	1,533
*	Consolidated Communications Holdings Inc.	249,611	1,313
			437,508
Entertainment (20.7%)
	Walt Disney Co.	1,478,073	279,415
*	Netflix Inc.	301,692	162,567
	Activision Blizzard Inc.	785,380	75,090
*	Roku Inc.	114,655	45,344
	Electronic Arts Inc.	319,254	42,770
*	Take-Two Interactive Software Inc.	144,971	26,741
*	Live Nation Entertainment Inc.	255,159	22,673
*	Zynga Inc. Class A	1,627,699	18,149
*	Liberty Media Corp.-Liberty Formula One Class C	390,765	17,155
*	Madison Square Garden Sports Corp.	53,985	10,384
	Cinemark Holdings Inc.	385,969	8,665
	World Wrestling Entertainment Inc. Class A	160,263	7,917
*	Glu Mobile Inc.	491,096	6,129
*	Madison Square Garden Entertainment Corp.	53,696	5,787
*	Lions Gate Entertainment Corp. Class A	281,649	4,090
*	Lions Gate Entertainment Corp. Class B	310,403	3,892
*	Imax Corp.	175,775	3,633
*	Liberty Media Corp.- Liberty Braves Class C	118,590	3,414
*	Liberty Media Corp.- Liberty Formula One Class A	83,238	3,227
[1]	AMC Entertainment Holdings Inc. Class A	181,981	1,458
		Shares	Market Value• ($000)
	Marcus Corp.	71,871	1,412
*	Liberty Media Corp.- Liberty Braves Class A	27,656	813
	Warner Music Group Corp. Class A	2,879	102
*	Playtika Holding Corp.	3,199	95
			750,922
Interactive Media & Services (46.1%)
*	Facebook Inc. Class A	2,062,978	531,464
*	Alphabet Inc. Class A	200,125	404,635
*	Alphabet Inc. Class C	197,102	401,469
*	Twitter Inc.	841,877	64,875
*	Snap Inc. Class A	981,844	64,468
*	Pinterest Inc. Class A	534,399	43,062
*	Match Group Inc.	279,685	42,750
*	Zillow Group Inc. Class C	180,539	29,126
*	IAC/Inter Active Corp.	98,120	24,023
*	Zillow Group Inc. Class A	99,973	16,977
*	TripAdvisor Inc.	334,683	16,607
*	Yelp Inc. Class A	249,144	9,395
*	Cargurus Inc.	287,105	7,450
*	QuinStreet Inc.	161,377	3,855
*	ANGI Homeservices Inc. Class A	245,339	3,667
*	Eventbrite Inc. Class A	169,253	3,363
*	Cars.com Inc.	231,728	2,704
*	TrueCar Inc.	332,776	1,804
*	Liberty TripAdvisor Holdings Inc. Class A	250,263	1,409
*	EverQuote Inc. Class A	24,058	1,178
*	Bumble Inc. Class A	2,920	197
*	ZoomInfo Technologies Inc. Class A	2,089	110
			1,674,588
Media (18.7%)
	Comcast Corp. Class A	3,181,791	167,744
*	Charter Communications Inc. Class A	141,084	86,544
	ViacomCBS Inc. Class B	665,261	42,903
*	Liberty Broadband Corp. Class C	191,762	28,670
*	Discovery Inc. Class C	511,717	23,027
	Omnicom Group Inc.	319,216	21,940
	Fox Corp. Class A	547,485	18,237
	Interpublic Group of Cos. Inc.	685,327	17,901
*	Discovery Inc. Class A	333,660	17,694
	News Corp. Class A	739,559	17,343
	Cable One Inc.	8,503	16,282
*	Liberty Media Corp.- Liberty SiriusXM Class C	357,907	15,791
	Nexstar Media Group Inc. Class A	112,002	15,406
	New York Times Co. Class A	299,125	15,306
*	DISH Network Corp. Class A	466,106	14,687
		Shares	Market Value• ($000)
*	Altice USA Inc. Class A	436,402	14,667
	TEGNA Inc.	710,873	12,959
	Fox Corp. Class B	402,616	12,855
*	Liberty Media Corp.- Liberty SiriusXM Class A	279,715	12,422
*	Liberty Broadband Corp. Class A	84,887	12,339
*	Cardlytics Inc.	80,252	10,628
	News Corp. Class B	450,010	10,314
	Sirius XM Holdings Inc.	1,726,630	10,101
	John Wiley & Sons Inc. Class A	154,985	8,165
*	TechTarget Inc.	82,310	6,884
*	AMC Networks Inc. Class A	93,846	6,155
	Gray Television Inc.	305,454	5,544
	Sinclair Broadcast Group Inc. Class A	157,926	4,885
	Meredith Corp.	139,610	3,459
	EW Scripps Co. Class A	167,467	3,152
	Scholastic Corp.	102,861	2,962
*	iHeartMedia Inc. Class A	203,028	2,857
*	WideOpenWest Inc.	175,383	2,464
*	MSG Networks Inc. Class A	136,520	2,315
*	Boston Omaha Corp. Class A	53,117	2,230
	Gannett Co. Inc.	431,631	2,137
*	Clear Channel Outdoor Holdings Inc.	1,212,328	2,085
	Entercom Communications Corp. Class A	418,488	1,871
	Loral Space & Communications Inc.	40,874	1,812
	National CineMedia Inc.	210,681	994
*	comScore Inc.	204,692	747
	Tribune Publishing Co.	43,733	743
*	Hemisphere Media Group Inc. Class A	59,752	660
	Emerald Holding Inc.	86,770	475
			678,356
Wireless Telecommunication Services (2.4%)
*	T-Mobile US Inc.	566,376	67,948
	Shenandoah Telecommunications Co.	164,028	7,275
	Telephone and Data Systems Inc.	335,694	6,005
*,1	Gogo Inc.	191,538	2,270
*	Boingo Wireless Inc.	145,523	1,659
*	U.S. Cellular Corp.	46,056	1,355
			86,512
Total Common Stocks (Cost $2,810,359)			3,627,886

Communication Services Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $6,924)	69,256	6,926
Total Investments (100.1%) (Cost $2,817,283)			3,634,812
Other Assets and Liabilities— Net (-0.1%)			(3,465)
Net Assets (100.0%)			3,631,347
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,018,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,208,000 was received for securities on loan.

Communication Services Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Sirius XM Holdings Inc.	1/31/22	GSI	3,894	(0.108)	—	(82)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,810,359)	3,627,886
Affiliated Issuers (Cost $6,924)	6,926
Total Investments in Securities	3,634,812
Investment in Vanguard	125
Receivables for Investment Securities Sold	52,614
Receivables for Accrued Income	225
Receivables for Capital Shares Issued	448
Total Assets	3,688,224
Liabilities
Due to Custodian	453
Payables for Investment Securities Purchased	51,219
Collateral for Securities on Loan	3,208
Payables for Capital Shares Redeemed	1,742
Payables to Vanguard	173
Unrealized Depreciation—Over-the-Counter Swap Contracts	82
Total Liabilities	56,877
Net Assets	3,631,347
At February 28, 2021, net assets consisted of:

Paid-in Capital	3,016,836
Total Distributable Earnings (Loss)	614,511
Net Assets	3,631,347

ETF Shares—Net Assets
Applicable to 27,541,985 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,538,958
Net Asset Value Per Share—ETF Shares	$128.49

Admiral Shares—Net Assets
Applicable to 1,410,923 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,389
Net Asset Value Per Share—Admiral Shares	$65.48

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	11,955
Interest[1]	2
Securities Lending—Net	302
Total Income	12,259
Expenses
The Vanguard Group—Note B
Investment Advisory Services	233
Management and Administrative— ETF Shares	1,198
Management and Administrative— Admiral Shares	28
Marketing and Distribution— ETF Shares	73
Marketing and Distribution— Admiral Shares	2
Custodian Fees	2
Shareholders’ Reports—ETF Shares	15
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,551
Net Investment Income	10,708
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	167,151
Swap Contracts	12
Realized Net Gain (Loss)	167,163
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	378,928
Swap Contracts	(9)
Change in Unrealized Appreciation (Depreciation)	378,919
Net Increase (Decrease) in Net Assets Resulting from Operations	556,790
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $158,599,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,708	24,581
Realized Net Gain (Loss)	167,163	108,871
Change in Unrealized Appreciation (Depreciation)	378,919	434,730
Net Increase (Decrease) in Net Assets Resulting from Operations	556,790	568,182
Distributions
ETF Shares	(12,403)	(22,506)
Admiral Shares	(294)	(540)
Total Distributions	(12,697)	(23,046)
Capital Share Transactions
ETF Shares	94,640	364,805
Admiral Shares	11,738	4,709
Net Increase (Decrease) from Capital Share Transactions	106,378	369,514
Total Increase (Decrease)	650,471	914,650
Net Assets
Beginning of Period	2,980,876	2,066,226
End of Period	3,631,347	2,980,876

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$108.04	$87.24	$86.83	$93.54	$95.16	$83.80
Investment Operations
Net Investment Income	.392[1]	1.005[1]	.917[1]	3.067[1]	3.108[1]	2.622
Net Realized and Unrealized Gain (Loss) on Investments	20.519	20.743	.316	(6.297)	(1.587)	12.811
Total from Investment Operations	20.911	21.748	1.233	(3.230)	1.521	15.433
Distributions
Dividends from Net Investment Income	(.461)	(.948)	(.823)	(3.480)	(3.141)	(4.073)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.461)	(.948)	(.823)	(3.480)	(3.141)	(4.073)
Net Asset Value, End of Period	$128.49	$108.04	$87.24	$86.83	$93.54	$95.16
Total Return	19.43%	25.15%	1.47%	-3.50%	1.62%	19.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,539	$2,914	$2,016	$1,015	$1,388	$1,483
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.69%	1.09%	1.09%	3.48%	3.26%	3.10%
Portfolio Turnover Rate[2]	7%	15%	33%	84%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$55.06	$44.46	$44.25	$47.67	$48.50	$42.71
Investment Operations
Net Investment Income	.199[1]	.512[1]	.470[1]	1.554[1]	1.601[1]	1.337
Net Realized and Unrealized Gain (Loss) on Investments	10.456	10.571	.157	(3.199)	(.829)	6.529
Total from Investment Operations	10.655	11.083	.627	(1.645)	.772	7.866
Distributions
Dividends from Net Investment Income	(.235)	(.483)	(.417)	(1.775)	(1.602)	(2.076)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.235)	(.483)	(.417)	(1.775)	(1.602)	(2.076)
Net Asset Value, End of Period	$65.48	$55.06	$44.46	$44.25	$47.67	$48.50
Total Return[2]	19.42%	25.16%	1.46%	-3.48%	1.61%	19.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$67	$50	$46	$50	$65
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.68%	1.10%	1.09%	3.48%	3.26%	3.10%
Portfolio Turnover Rate[3]	7%	15%	33%	84%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Notes to Financial Statements
Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Communication Services Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Communication Services Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $125,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,627,886	—	—	3,627,886
Temporary Cash Investments	6,926	—	—	6,926
Total	3,634,812	—	—	3,634,812
Derivative Financial Instruments
Liabilities
Swap Contracts	—	82	—	82
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,819,150
Gross Unrealized Appreciation	888,077
Gross Unrealized Depreciation	(72,415)
Net Unrealized Appreciation (Depreciation)	815,662
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $374,783,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $818,160,000 of investment securities and sold $712,727,000 of investment securities, other than temporary cash investments. Purchases and sales include $564,318,000 and $493,730,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Communication Services Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	581,465	4,925	1,330,015	14,802
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(486,825)	(4,350)	(965,210)	(10,950)
Net Increase (Decrease)—ETF Shares	94,640	575	364,805	3,852
Admiral Shares
Issued	26,756	449	39,541	862
Issued in Lieu of Cash Distributions	253	5	448	10
Redeemed	(15,271)	(264)	(35,280)	(771)
Net Increase (Decrease)—Admiral Shares	11,738	190	4,709	101
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund
Fund Allocation
As of February 28, 2021
Apparel Retail	4.1%
Apparel, Accessories & Luxury Goods	3.0
Auto Parts & Equipment	2.7
Automobile Manufacturers	12.4
Automotive Retail	3.2
Casinos & Gaming	2.6
Computer & Electronics Retail	0.8
Consumer Electronics	0.6
Department Stores	0.5
Distributors	1.0
Education Services	1.0
Footwear	4.1
General Merchandise Stores	3.6
Home Furnishings	0.7
Home Improvement Retail	8.3
Homebuilding	2.9
Homefurnishing Retail	0.7
Hotels, Resorts & Cruise Lines	3.5
Household Appliances	0.5
Housewares & Specialties	0.3
Internet & Direct Marketing Retail	29.1
Leisure Facilities	0.6
Leisure Products	1.8
Motorcycle Manufacturers	0.1
Other	0.0
Restaurants	9.4
Specialized Consumer Services	0.7
Specialty Stores	1.6
Textiles	0.0
Tires & Rubber	0.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Discretionary Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Auto Components (2.9%)
	Aptiv plc	331,422	49,660
	BorgWarner Inc.	324,364	14,596
	Lear Corp.	76,849	12,764
	Gentex Corp.	332,564	11,766
	Autoliv Inc.	114,193	10,277
*	Fox Factory Holding Corp.	60,389	7,679
	Goodyear Tire & Rubber Co.	378,195	6,358
	LCI Industries	39,966	5,633
	Dana Inc.	235,131	5,599
*	Visteon Corp.	43,370	5,515
	Cooper Tire & Rubber Co.	93,835	5,371
*	Adient plc	144,810	5,370
*,1	Veoneer Inc.	172,976	4,753
*	Dorman Products Inc.	47,598	4,746
*	Gentherm Inc.	59,064	4,181
*	American Axle & Manufacturing Holdings Inc.	280,258	2,738
	Standard Motor Products Inc.	57,264	2,406
*	Stoneridge Inc.	78,275	2,400
*	Tenneco Inc. Class A	204,477	2,278
*	Modine Manufacturing Co.	162,311	2,251
*	Cooper-Standard Holdings Inc.	58,213	2,085
*	Motorcar Parts of America Inc.	89,280	1,900
*	XPEL Inc.	1,909	92
	Patrick Industries Inc.	1,154	91
			170,509
Automobiles (12.5%)
*	Tesla Inc.	845,644	571,232
	General Motors Co.	1,556,431	79,892
	Ford Motor Co.	4,786,539	56,002
	Thor Industries Inc.	78,009	9,132
	Harley-Davidson Inc.	222,370	7,932
	Winnebago Industries Inc.	58,509	4,072
*	Workhorse Group Inc.	3,132	51
			728,313
Distributors (1.0%)
	Genuine Parts Co.	186,165	19,613
	Pool Corp.	52,190	17,472
*	LKQ Corp.	382,944	15,084
	Core-Mark Holding Co. Inc.	98,750	3,217
*	Funko Inc. Class A	90,487	1,229
			56,615
Diversified Consumer Services (1.7%)
*	Chegg Inc.	163,924	15,824
*	Bright Horizons Family Solutions Inc.	80,088	12,787
	Service Corp. International	234,134	11,182
*	Terminix Global Holdings Inc.	186,003	8,372
		Shares	Market Value• ($000)
*	Grand Canyon Education Inc.	69,421	7,268
*	frontdoor Inc.	127,020	6,652
	H&R Block Inc.	302,246	5,812
	Graham Holdings Co. Class B	7,192	4,321
*	Adtalem Global Education Inc.	98,559	3,873
	Strategic Education Inc.	39,624	3,603
*	WW International Inc.	106,303	3,135
*	Laureate Education Inc. Class A	219,196	3,014
*	Stride Inc.	101,412	2,439
*	Perdoceo Education Corp.	182,465	2,348
	OneSpaWorld Holdings Ltd.	214,654	2,342
*	Houghton Mifflin Harcourt Co.	345,949	2,110
	Carriage Services Inc. Class A	61,037	2,012
*	American Public Education Inc.	61,752	1,818
*	Regis Corp.	110,002	1,292
			100,204
Hotels, Restaurants & Leisure (16.2%)
	McDonald's Corp.	886,155	182,672
	Starbucks Corp.	1,400,245	151,268
	Marriott International Inc. Class A	338,045	50,054
*	Chipotle Mexican Grill Inc. Class A	32,187	46,414
	Hilton Worldwide Holdings Inc.	341,794	42,273
	Yum! Brands Inc.	367,671	38,065
	Las Vegas Sands Corp.	433,377	27,129
	Carnival Corp.	886,083	23,703
*	Penn National Gaming Inc.	197,656	22,885
	Darden Restaurants Inc.	166,357	22,846
	MGM Resorts International	600,461	22,691
*	Caesars Entertainment Inc.	237,934	22,233
	Royal Caribbean Cruises Ltd.	237,972	22,196
	Wynn Resorts Ltd.	134,502	17,718
	Domino's Pizza Inc.	49,351	17,101
	Vail Resorts Inc.	52,749	16,309
*	Norwegian Cruise Line Holdings Ltd.	396,576	11,723
	Aramark	310,198	11,515
	Churchill Downs Inc.	48,913	11,281
*	Planet Fitness Inc. Class A	116,144	9,999
	Marriott Vacations Worldwide Corp.	58,855	9,988
	Wyndham Hotels & Resorts Inc.	134,471	8,778
	Texas Roadhouse Inc. Class A	95,263	8,658
	Travel + Leisure Co.	129,822	7,845
	Boyd Gaming Corp.	126,241	7,410
*	Shake Shack Inc. Class A	52,910	6,269
		Shares	Market Value• ($000)
	Wingstop Inc.	43,948	5,984
	Wendy's Co.	291,338	5,952
	Choice Hotels International Inc.	55,946	5,867
	Cracker Barrel Old Country Store Inc.	36,488	5,651
	Six Flags Entertainment Corp.	126,623	5,647
	Hyatt Hotels Corp. Class A	63,882	5,618
*	Hilton Grand Vacations Inc.	135,570	5,356
	Brinker International Inc.	75,732	5,194
*	SeaWorld Entertainment Inc.	101,256	5,028
	Extended Stay America Inc.	303,518	4,884
*	Scientific Games Corp. Class A	97,793	4,580
	Papa John's International Inc.	49,211	4,438
	Cheesecake Factory Inc.	79,983	4,395
	Jack in the Box Inc.	39,737	4,067
	Red Rock Resorts Inc. Class A	129,327	3,902
	Bloomin' Brands Inc.	151,248	3,757
	Dave & Buster's Entertainment Inc.	89,397	3,630
*	Denny's Corp.	174,853	3,069
	BJ's Restaurants Inc.	55,186	3,064
*	Everi Holdings Inc.	200,590	3,031
	Dine Brands Global Inc.	37,598	2,974
*	Monarch Casino & Resort Inc.	39,408	2,666
	Bally's Corp.	43,658	2,599
	Ruth's Hospitality Group Inc.	111,957	2,553
*	Lindblad Expeditions Holdings Inc.	121,519	2,531
*	Playa Hotels & Resorts NV	339,621	2,435
*	Chuy's Holdings Inc.	56,731	2,326
*	Accel Entertainment Inc. Class A	198,384	2,200
*	Golden Entertainment Inc.	85,399	2,018
*	El Pollo Loco Holdings Inc.	90,692	1,662
*	Red Robin Gourmet Burgers Inc.	51,710	1,587
*	Airbnb Inc. Class A	7,068	1,458
*	Fiesta Restaurant Group Inc.	86,136	1,314
	Del Taco Restaurants Inc.	130,128	1,307
*	PlayAGS Inc.	134,898	1,102
*	Carrols Restaurant Group Inc.	172,735	1,068
	Bluegreen Vacations Holding Class A	54,817	871
*	Biglari Holdings Inc. Class B	4,333	508
*	Target Hospitality Corp.	165,208	276
*	DraftKings Inc. Class A	1,493	92
			945,684

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
Household Durables (4.9%)
	DR Horton Inc.	430,901	33,123
	Lennar Corp. Class A	343,084	28,466
	Garmin Ltd.	181,897	22,559
*	NVR Inc.	4,494	20,227
	PulteGroup Inc.	350,473	15,810
	Whirlpool Corp.	81,884	15,565
*	Mohawk Industries Inc.	80,526	14,091
	Newell Brands Inc.	540,689	12,528
	Toll Brothers Inc.	169,268	9,042
	Tempur Sealy International Inc.	266,494	8,904
*	TopBuild Corp.	46,013	8,761
	Leggett & Platt Inc.	191,864	8,302
*	Helen of Troy Ltd.	36,641	7,944
*	Sonos Inc.	146,356	5,699
*	iRobot Corp.	45,145	5,603
*	Taylor Morrison Home Corp. Class A	197,387	5,430
	KB Home	131,457	5,308
*	Meritage Homes Corp.	61,678	5,200
	MDC Holdings Inc.	90,704	5,131
	Installed Building Products Inc.	39,932	4,367
*	Tri Pointe Homes Inc.	222,439	4,226
*	Skyline Champion Corp.	93,473	4,136
*	LGI Homes Inc.	37,796	4,129
	La-Z-Boy Inc.	90,543	3,858
*	Cavco Industries Inc.	16,469	3,473
*	Century Communities Inc.	59,207	3,276
*	Tupperware Brands Corp.	102,374	3,130
*	M/I Homes Inc.	61,655	3,077
*	Universal Electronics Inc.	41,244	2,400
*	GoPro Inc. Class A	317,315	2,386
	Ethan Allen Interiors Inc.	87,864	2,251
*	Lovesac Co.	37,240	2,148
*	Green Brick Partners Inc.	104,859	2,069
*	Beazer Homes USA Inc.	112,804	1,993
	Hooker Furniture Corp.	55,981	1,893
*	Legacy Housing Corp.	40,367	634
*	Purple Innovation Inc. Class A	2,380	88
			287,227
Internet & Direct Marketing Retail (29.0%)
*	Amazon.com Inc.	419,431	1,297,271
*	Booking Holdings Inc.	49,266	114,716
*	MercadoLibre Inc.	53,919	88,325
	eBay Inc.	845,255	47,689
*	Etsy Inc.	154,064	33,936
	Expedia Group Inc.	171,813	27,662
*	Wayfair Inc. Class A	82,528	23,849
*	Chewy Inc. Class A	102,408	10,401
*	Grubhub Inc.	129,823	8,318
	Qurate Retail Inc. Series A	567,769	7,052
*	Stitch Fix Inc. Class A	85,408	6,517
*	Stamps.com Inc.	26,528	4,826
*	Overstock.com Inc.	61,645	4,141
	Shutterstock Inc.	40,487	3,572
*	Revolve Group Inc.	68,350	3,151
*	Groupon Inc. Class A	68,090	2,955
*	Quotient Technology Inc.	204,826	2,749
	PetMed Express Inc.	61,662	2,140
*	1-800-Flowers.com Inc. Class A	75,617	2,138
*	Lands' End Inc.	60,662	2,004
*	RealReal Inc.	76,630	1,957
*	Duluth Holdings Inc. Class B	96,176	1,345
*	Magnite Inc.	6,176	302
		Shares	Market Value• ($000)
*	DoorDash Inc. Class A	845	143
			1,697,159
Leisure Products (1.8%)
*	Peloton Interactive Inc. Class A	246,719	29,722
	Hasbro Inc.	171,226	16,046
*	Mattel Inc.	491,338	9,925
	Polaris Inc.	81,813	9,634
	Brunswick Corp.	108,862	9,620
*	YETI Holdings Inc.	108,725	7,477
	Callaway Golf Co.	157,996	4,416
*	Vista Outdoor Inc.	109,818	3,471
*	Malibu Boats Inc. Class A	43,100	3,213
	Acushnet Holdings Corp.	75,516	3,188
	Sturm Ruger & Co. Inc.	41,387	2,823
	Smith & Wesson Brands Inc.	142,240	2,448
	Johnson Outdoors Inc. Class A	18,763	2,264
*	Master Craft Boat Holdings Inc.	78,282	2,007
*	American Outdoor Brands Inc.	48,342	967
	Clarus Corp.	5,180	90
			107,311
Multiline Retail (4.0%)
	Target Corp.	602,327	110,491
	Dollar General Corp.	302,611	57,191
*	Dollar Tree Inc.	292,448	28,718
	Kohl's Corp.	216,477	11,960
	Macy's Inc.	464,358	7,063
*	Ollie's Bargain Outlet Holdings Inc.	83,205	6,879
	Nordstrom Inc.	171,076	6,236
	Big Lots Inc.	68,651	4,362
	Dillard's Inc. Class A	27,709	2,208
	Franchise Group Inc.	2,697	95
			235,203
Other (0.0%)[2]
*,3	Media General Inc. CVR	69,182	3
Specialty Retail (18.7%)
	Home Depot Inc.	1,275,853	329,604
	Lowe's Cos. Inc.	882,604	140,996
	TJX Cos. Inc.	1,445,473	95,387
	Ross Stores Inc.	435,954	50,850
*	O'Reilly Automotive Inc.	89,672	40,113
*	AutoZone Inc.	28,870	33,487
	Best Buy Co. Inc.	288,291	28,930
*	CarMax Inc.	207,143	24,756
	Tractor Supply Co.	147,791	23,493
*	Carvana Co. Class A	80,588	22,847
*	Ulta Beauty Inc.	68,190	21,980
*	Burlington Stores Inc.	84,438	21,854
	L Brands Inc.	310,706	16,983
	Advance Auto Parts Inc.	90,112	14,449
*	Five Below Inc.	73,907	13,755
	Williams-Sonoma Inc.	102,887	13,508
	Lithia Motors Inc. Class A	34,964	13,075
*	Floor & Decor Holdings Inc. Class A	113,050	10,750
*	RH	21,530	10,558
*,1	GameStop Corp. Class A	98,658	10,037
	Gap Inc.	328,782	8,203
	Foot Locker Inc.	145,686	7,006
	Dick's Sporting Goods Inc.	97,567	6,963
*	AutoNation Inc.	85,989	6,451
		Shares	Market Value• ($000)
	American Eagle Outfitters Inc.	244,308	6,279
*	Sleep Number Corp.	44,575	6,112
*	National Vision Holdings Inc.	124,720	5,923
	Murphy USA Inc.	43,719	5,449
*	Asbury Automotive Group Inc.	32,040	5,429
	Bed Bath & Beyond Inc.	200,391	5,382
	Rent-A-Center Inc.	85,101	4,915
	Signet Jewelers Ltd.	93,384	4,649
	Group 1 Automotive Inc.	30,049	4,581
*	Urban Outfitters Inc.	121,162	4,107
	Penske Automotive Group Inc.	59,878	4,070
	Monro Inc.	61,802	3,831
*	Sally Beauty Holdings Inc.	226,593	3,648
	ODP Corp.	95,109	3,640
	Abercrombie & Fitch Co. Class A	129,096	3,533
*	Boot Barn Holdings Inc.	58,042	3,507
*	At Home Group Inc.	114,458	2,883
	Buckle Inc.	72,695	2,794
*	Hibbett Sports Inc.	42,449	2,728
	Sonic Automotive Inc. Class A	58,965	2,719
*	Michaels Cos. Inc.	179,854	2,698
	Camping World Holdings Inc. Class A	84,015	2,630
*	MarineMax Inc.	58,049	2,592
	Guess? Inc.	100,962	2,545
	Children's Place Inc.	36,703	2,542
*	Zumiez Inc.	55,381	2,497
*	America's Car-Mart Inc.	17,680	2,387
	Designer Brands Inc. Class A	185,479	2,317
	Caleres Inc.	139,697	2,216
	Haverty Furniture Cos. Inc.	60,543	2,190
*	Genesco Inc.	48,323	2,172
	Winmark Corp.	12,012	2,120
*	Lumber Liquidators Holdings Inc.	84,318	2,088
	Shoe Carnival Inc.	39,673	1,942
*	Conn's Inc.	102,599	1,456
	Chico's FAS Inc.	538,678	1,449
	Cato Corp. Class A	102,479	1,265
*	Aaron's Co. Inc.	53,323	1,171
*	GrowGeneration Corp.	3,018	138
*	Vroom Inc.	1,970	87
			1,090,716
Textiles, Apparel & Luxury Goods (7.0%)
	NIKE Inc. Class B	1,478,846	199,319
*	Lululemon Athletica Inc.	149,597	46,626
	VF Corp.	411,161	32,535
	Tapestry Inc.	367,393	15,482
*	Deckers Outdoor Corp.	37,899	12,359
	PVH Corp.	99,388	9,935
*	Capri Holdings Ltd.	201,115	9,386
	Hanesbrands Inc.	494,517	8,748
	Ralph Lauren Corp. Class A	70,275	8,228
*	Crocs Inc.	97,973	7,517
*	Skechers USA Inc. Class A	200,829	7,350
*	Under Armour Inc. Class A	286,730	6,277
*	Under Armour Inc. Class C	313,303	5,702
	Carter's Inc.	67,111	5,602
	Columbia Sportswear Co.	49,686	5,121

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
	Steven Madden Ltd.	133,657	4,944
	Wolverine World Wide Inc.	140,805	4,921
	Kontoor Brands Inc.	91,248	3,855
	Levi Strauss & Co. Class A	140,340	3,264
	Oxford Industries Inc.	38,926	2,968
*	G-III Apparel Group Ltd.	99,278	2,858
*	Fossil Group Inc.	156,890	2,375
	Movado Group Inc.	77,495	1,767
*	Unifi Inc.	64,846	1,617
*	Vera Bradley Inc.	108,925	1,034
			409,790
Total Common Stocks (Cost $4,081,034)			5,828,734
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 0.099% (Cost $47,053)	470,602	47,060
Total Investments (100.5%) (Cost $4,128,087)			5,875,794
Other Assets and Liabilities— Net (-0.5%)			(28,490)
Net Assets (100.0%)			5,847,304
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,754,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $27,703,000 was received for securities on loan.
CVR—	Contingent Value Rights.

Consumer Discretionary Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	18	3,428	(25)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Tesla Inc.	1/31/22	GSI	19,906	(0.108)	—	(3,019)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,081,034)	5,828,734
Affiliated Issuers (Cost $47,053)	47,060
Total Investments in Securities	5,875,794
Investment in Vanguard	216
Cash	1,229
Cash Collateral Pledged—Futures Contracts	200
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,860
Receivables for Investment Securities Sold	119,167
Receivables for Accrued Income	3,980
Receivables for Capital Shares Issued	3,296
Total Assets	6,006,742
Liabilities
Payables for Investment Securities Purchased	128,211
Collateral for Securities on Loan	27,703
Payables to Vanguard	280
Variation Margin Payable—Futures Contracts	225
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,019
Total Liabilities	159,438
Net Assets	5,847,304
At February 28, 2021, net assets consisted of:

Paid-in Capital	4,072,067
Total Distributable Earnings (Loss)	1,775,237
Net Assets	5,847,304

ETF Shares—Net Assets
Applicable to 18,425,857 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,231,871
Net Asset Value Per Share—ETF Shares	$283.94

Admiral Shares—Net Assets
Applicable to 4,187,433 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	615,433
Net Asset Value Per Share—Admiral Shares	$146.97

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	18,169
Interest[1]	21
Securities Lending—Net	729
Total Income	18,919
Expenses
The Vanguard Group—Note B
Investment Advisory Services	374
Management and Administrative— ETF Shares	1,751
Management and Administrative— Admiral Shares	196
Marketing and Distribution— ETF Shares	84
Marketing and Distribution— Admiral Shares	12
Custodian Fees	16
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	2,463
Net Investment Income	16,456
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	129,823
Futures Contracts	192
Swap Contracts	30,037
Realized Net Gain (Loss)	160,052
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	589,610
Futures Contracts	(22)
Swap Contracts	(22,695)
Change in Unrealized Appreciation (Depreciation)	566,893
Net Increase (Decrease) in Net Assets Resulting from Operations	743,401
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, $10,000, and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $193,070,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,456	35,195
Realized Net Gain (Loss)	160,052	462,167
Change in Unrealized Appreciation (Depreciation)	566,893	708,129
Net Increase (Decrease) in Net Assets Resulting from Operations	743,401	1,205,491
Distributions
ETF Shares	(63,868)	(36,170)
Admiral Shares	(6,772)	(3,859)
Total Distributions	(70,640)	(40,029)
Capital Share Transactions
ETF Shares	602,689	(74,809)
Admiral Shares	108,893	2,845
Net Increase (Decrease) from Capital Share Transactions	711,582	(71,964)
Total Increase (Decrease)	1,384,343	1,093,498
Net Assets
Beginning of Period	4,462,961	3,369,463
End of Period	5,847,304	4,462,961

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$246.86	$178.51	$180.85	$141.74	$126.45	$120.80
Investment Operations
Net Investment Income	.872[1]	1.998[1]	2.052[1]	2.066[1]	2.068[1]	1.875
Net Realized and Unrealized Gain (Loss) on Investments	40.002	68.603	(2.391)	39.031	15.248	6.259
Total from Investment Operations	40.874	70.601	(.339)	41.097	17.316	8.134
Distributions
Dividends from Net Investment Income	(3.794)	(2.251)	(2.001)	(1.987)	(2.026)	(2.484)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.794)	(2.251)	(2.001)	(1.987)	(2.026)	(2.484)
Net Asset Value, End of Period	$283.94	$246.86	$178.51	$180.85	$141.74	$126.45
Total Return	16.92%	39.98%	-0.14%	29.22%	13.81%	6.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,232	$4,026	$3,049	$3,199	$2,198	$1,926
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.63%	1.06%	1.20%	1.28%	1.53%	1.54%
Portfolio Turnover Rate[2]	6%	10%	9%	28%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$127.78	$92.40	$93.61	$73.36	$65.45	$62.53
Investment Operations
Net Investment Income	.449[1]	1.033[1]	1.058[1]	1.073[1]	1.071[1]	.971
Net Realized and Unrealized Gain (Loss) on Investments	20.705	35.512	(1.232)	20.205	7.890	3.239
Total from Investment Operations	21.154	36.545	(.174)	21.278	8.961	4.210
Distributions
Dividends from Net Investment Income	(1.964)	(1.165)	(1.036)	(1.028)	(1.051)	(1.290)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.964)	(1.165)	(1.036)	(1.028)	(1.051)	(1.290)
Net Asset Value, End of Period	$146.97	$127.78	$92.40	$93.61	$73.36	$65.45
Total Return[2]	16.91%	40.01%	-0.14%	29.24%	13.81%	6.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$615	$437	$321	$328	$204	$169
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.62%	1.06%	1.20%	1.28%	1.53%	1.54%
Portfolio Turnover Rate[3]	6%	10%	9%	28%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Notes to Financial Statements
Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts

Consumer Discretionary Index Fund
with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Consumer Discretionary Index Fund
Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $216,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Consumer Discretionary Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,828,731	—	3	5,828,734
Temporary Cash Investments	47,060	—	—	47,060
Total	5,875,791	—	3	5,875,794
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	25	—	—	25
Swap Contracts	—	3,019	—	3,019
Total	25	3,019	—	3,044
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,136,073
Gross Unrealized Appreciation	1,792,996
Gross Unrealized Depreciation	(53,300)
Net Unrealized Appreciation (Depreciation)	1,739,696
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $121,800,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $1,383,435,000 of investment securities and sold $643,098,000 of investment securities, other than temporary cash investments. Purchases and sales include $906,834,000 and $373,824,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	975,737	3,666	928,490	4,882
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(373,048)	(1,550)	(1,003,299)	(5,650)
Net Increase (Decrease)—ETF Shares	602,689	2,116	(74,809)	(768)
Admiral Shares
Issued	191,618	1,375	134,048	1,375
Issued in Lieu of Cash Distributions	6,003	50	3,403	36
Redeemed	(88,728)	(655)	(134,606)	(1,465)
Net Increase (Decrease)—Admiral Shares	108,893	770	2,845	(54)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund
Fund Allocation
As of February 28, 2021
Agricultural Products	3.3%
Brewers	1.0
Distillers & Vintners	2.9
Drug Retail	2.0
Food Distributors	3.2
Food Retail	2.2
Household Products	22.2
Hypermarkets & Super Centers	14.3
Packaged Foods & Meats	16.5
Personal Products	4.6
Soft Drinks	19.3
Tobacco	8.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Staples Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Beverages (23.2%)
	Coca-Cola Co.	10,875,617	532,796
	PepsiCo Inc.	3,657,316	472,489
	Constellation Brands Inc. Class A	491,206	105,187
*	Monster Beverage Corp.	1,193,867	104,750
	Brown-Forman Corp. Class B	919,552	65,821
*	Boston Beer Co. Inc. Class A	36,915	37,975
	Keurig Dr Pepper Inc.	1,134,492	34,625
	Molson Coors Beverage Co. Class B	579,886	25,776
[1]	National Beverage Corp.	159,566	7,605
	Coca-Cola Consolidated Inc.	26,895	6,903
	MGP Ingredients Inc.	76,258	4,871
*,1	NewAge Inc.	663,192	1,744
*	Celsius Holdings Inc.	17,785	1,059
			1,401,601
Food & Staples Retailing (21.7%)
	Walmart Inc.	3,775,784	490,550
	Costco Wholesale Corp.	1,034,781	342,512
	Sysco Corp.	1,499,332	119,392
	Walgreens Boots Alliance Inc.	2,335,422	111,937
	Kroger Co.	2,504,065	80,656
	Casey's General Stores Inc.	128,783	26,009
*	U.S. Foods Holding Corp	679,782	24,785
*	Performance Food Group Co.	401,152	21,758
*	BJ's Wholesale Club Holdings Inc.	452,975	18,201
*	Sprouts Farmers Market Inc.	504,102	10,642
	PriceSmart Inc.	109,899	10,600
*	United Natural Foods Inc.	357,599	9,458
*	Rite Aid Corp.	422,792	8,278
*	Chefs' Warehouse Inc.	242,734	7,559
	Ingles Markets Inc. Class A	117,212	6,090
	Weis Markets Inc.	108,763	5,813
	SpartanNash Co.	263,757	4,808
	Andersons Inc.	169,281	4,425
	Village Super Market Inc. Class A	96,879	2,233
*	Grocery Outlet Holding Corp.	39,224	1,412
*	HF Foods Group Inc.	76,391	563
			1,307,681
		Shares	Market Value• ($000)
Food Products (19.7%)
	Mondelez International Inc. Class A	4,186,404	222,549
	Archer-Daniels-Midland Co.	1,705,845	96,517
	General Mills Inc.	1,738,053	95,610
	Kraft Heinz Co.	1,975,758	71,878
	Hershey Co.	438,642	63,888
	McCormick & Co. Inc.	726,332	61,215
	Tyson Foods Inc. Class A	882,432	59,714
	Conagra Brands Inc.	1,518,793	51,533
	Kellogg Co.	773,796	44,656
*	Darling Ingredients Inc.	673,551	42,461
	Hormel Foods Corp.	895,126	41,507
	J M Smucker Co.	341,904	38,293
	Lamb Weston Holdings Inc.	451,970	36,054
	Bunge Ltd.	446,161	34,167
*	Freshpet Inc.	189,743	29,577
	Ingredion Inc.	222,079	20,032
*	Post Holdings Inc.	204,621	19,656
	Campbell Soup Co.	386,656	17,585
*	Hain Celestial Group Inc.	367,091	15,484
	Flowers Foods Inc.	646,499	14,061
	Sanderson Farms Inc.	89,639	13,670
	Lancaster Colony Corp.	74,288	12,976
*	Simply Good Foods Co.	379,543	11,071
*	TreeHouse Foods Inc.	200,560	10,032
	J & J Snack Foods Corp.	62,478	9,919
	B&G Foods Inc.	297,656	9,028
*	Hostess Brands Inc. Class A	574,265	8,264
*	Pilgrim's Pride Corp.	299,327	6,702
*	Cal-Maine Foods Inc.	174,840	6,661
	Calavo Growers Inc.	86,021	6,473
	John B Sanfilippo & Son Inc.	55,348	4,785
	Tootsie Roll Industries Inc.	149,303	4,600
	Fresh Del Monte Produce Inc.	173,175	4,458
*	Landec Corp.	294,278	3,281
*	Beyond Meat Inc.	5,142	748
	Limoneira Co.	38,063	584
			1,189,689
Household Products (22.2%)
	Procter & Gamble Co.	6,750,312	833,866
	Colgate-Palmolive Co.	2,391,979	179,877
	Kimberly-Clark Corp.	1,023,662	131,367
	Clorox Co.	379,663	68,738
	Church & Dwight Co. Inc.	778,418	61,300
	WD-40 Co.	64,731	20,180
	Spectrum Brands Holdings Inc.	190,684	14,787
*	Central Garden & Pet Co. Class A	260,329	10,806
		Shares	Market Value• ($000)
	Energizer Holdings Inc.	243,276	10,169
*	Central Garden & Pet Co.	111,319	5,076
	Reynolds Consumer Products Inc.	19,435	537
			1,336,703
Personal Products (4.6%)
	Estee Lauder Cos. Inc. Class A	650,980	186,089
	Medifast Inc.	90,835	22,980
*	Herbalife Nutrition Ltd.	421,845	18,975
	Nu Skin Enterprises Inc. Class A	222,543	11,390
	Inter Parfums Inc.	137,245	10,042
	Coty Inc. Class A	1,037,773	7,960
	Edgewell Personal Care Co.	228,022	6,975
*	USANA Health Sciences Inc.	70,712	6,863
*	elf Beauty Inc.	248,491	6,374
*	BellRing Brands Inc. Class A	27,304	621
			278,269
Tobacco (8.5%)
	Philip Morris International Inc.	3,276,422	275,285
	Altria Group Inc.	5,026,742	219,166
	Vector Group Ltd.	608,507	8,306
	Universal Corp.	117,960	5,995
	Turning Point Brands Inc.	28,468	1,400
			510,152
Total Common Stocks (Cost $5,406,906)			6,024,095
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $9,868)	98,683	9,868
Total Investments (100.1%) (Cost $5,416,774)			6,033,963
Other Assets and Liabilities— Net (-0.1%)			(3,318)
Net Assets (100.0%)			6,030,645
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,490,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,950,000 was received for securities on loan, of which $4,947,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

Consumer Staples Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Campbell Soup Co.	1/31/22	GSI	8,069	0.108	—	(110)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,406,906)	6,024,095
Affiliated Issuers (Cost $9,868)	9,868
Total Investments in Securities	6,033,963
Investment in Vanguard	234
Cash	3
Receivables for Investment Securities Sold	120,350
Receivables for Accrued Income	4,939
Receivables for Capital Shares Issued	1,341
Total Assets	6,160,830
Liabilities
Due to Custodian	611
Payables for Investment Securities Purchased	123,153
Collateral for Securities on Loan	4,950
Payables for Capital Shares Redeemed	1,073
Payables to Vanguard	288
Unrealized Depreciation—Over-the-Counter Swap Contracts	110
Total Liabilities	130,185
Net Assets	6,030,645
At February 28, 2021, net assets consisted of:

Paid-in Capital	5,347,749
Total Distributable Earnings (Loss)	682,896
Net Assets	6,030,645

ETF Shares—Net Assets
Applicable to 31,670,751 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,245,020
Net Asset Value Per Share—ETF Shares	$165.61

Admiral Shares—Net Assets
Applicable to 9,620,841 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	785,625
Net Asset Value Per Share—Admiral Shares	$81.66

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	85,850
Interest[1]	6
Securities Lending—Net	148
Total Income	86,004
Expenses
The Vanguard Group—Note B
Investment Advisory Services	479
Management and Administrative— ETF Shares	2,161
Management and Administrative— Admiral Shares	305
Marketing and Distribution— ETF Shares	125
Marketing and Distribution— Admiral Shares	22
Custodian Fees	12
Shareholders’ Reports—ETF Shares	48
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	1
Total Expenses	3,159
Net Investment Income	82,845
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	176,516
Swap Contracts	(2,614)
Realized Net Gain (Loss)	173,902
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(221,014)
Swap Contracts	(459)
Change in Unrealized Appreciation (Depreciation)	(221,473)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,274
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $199,034,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,845	156,532
Realized Net Gain (Loss)	173,902	311,395
Change in Unrealized Appreciation (Depreciation)	(221,473)	171,892
Net Increase (Decrease) in Net Assets Resulting from Operations	35,274	639,819
Distributions
ETF Shares	(82,019)	(139,853)
Admiral Shares	(11,451)	(19,295)
Total Distributions	(93,470)	(159,148)
Capital Share Transactions
ETF Shares	(416,995)	(5,661)
Admiral Shares	3,051	22,460
Net Increase (Decrease) from Capital Share Transactions	(413,944)	16,799
Total Increase (Decrease)	(472,140)	497,470
Net Assets
Beginning of Period	6,502,785	6,005,315
End of Period	6,030,645	6,502,785

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$167.31	$154.72	$140.13	$140.15	$139.97	$123.72
Investment Operations
Net Investment Income	2.196[1]	3.992[1]	3.896[1]	3.603[1]	3.651[1]	3.189
Net Realized and Unrealized Gain (Loss) on Investments	(1.452)	12.658	14.346	(.033)	.212	17.752
Total from Investment Operations	.744	16.650	18.242	3.570	3.863	20.941
Distributions
Dividends from Net Investment Income	(2.444)	(4.060)	(3.652)	(3.590)	(3.683)	(4.691)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.444)	(4.060)	(3.652)	(3.590)	(3.683)	(4.691)
Net Asset Value, End of Period	$165.61	$167.31	$154.72	$140.13	$140.15	$139.97
Total Return	0.41%	11.01%	13.24%	2.60%	2.83%	17.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,245	$5,712	$5,296	$3,983	$3,780	$3,518
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.58%	2.71%	2.60%	2.63%	2.50%
Portfolio Turnover Rate[2]	2%	3%	6%	8%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$82.50	$76.29	$69.09	$69.10	$69.02	$61.01
Investment Operations
Net Investment Income	1.077[1]	1.973[1]	1.923[1]	1.776[1]	1.797[1]	1.575
Net Realized and Unrealized Gain (Loss) on Investments	(.712)	6.239	7.076	(.018)	.101	8.752
Total from Investment Operations	.365	8.212	8.999	1.758	1.898	10.327
Distributions
Dividends from Net Investment Income	(1.205)	(2.002)	(1.799)	(1.768)	(1.818)	(2.317)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.205)	(2.002)	(1.799)	(1.768)	(1.818)	(2.317)
Net Asset Value, End of Period	$81.66	$82.50	$76.29	$69.09	$69.10	$69.02
Total Return[2]	0.42%	11.03%	13.24%	2.59%	2.81%	17.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$786	$791	$710	$587	$742	$728
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.59%	2.71%	2.60%	2.63%	2.50%
Portfolio Turnover Rate[3]	2%	3%	6%	8%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Notes to Financial Statements
Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Consumer Staples Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Consumer Staples Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $234,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,024,095	—	—	6,024,095
Temporary Cash Investments	9,868	—	—	9,868
Total	6,033,963	—	—	6,033,963
Derivative Financial Instruments
Liabilities
Swap Contracts	—	110	—	110
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,421,239
Gross Unrealized Appreciation	915,230
Gross Unrealized Depreciation	(302,506)
Net Unrealized Appreciation (Depreciation)	612,724
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $127,858,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $358,495,000 of investment securities and sold $768,322,000 of investment securities, other than temporary cash investments. Purchases and sales include $114,154,000 and $614,442,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Consumer Staples Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	195,808	1,155	1,146,786	7,587
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(612,803)	(3,625)	(1,152,447)	(7,675)
Net Increase (Decrease)—ETF Shares	(416,995)	(2,470)	(5,661)	(88)
Admiral Shares
Issued	106,569	1,276	294,479	3,969
Issued in Lieu of Cash Distributions	9,375	113	15,970	211
Redeemed	(112,893)	(1,353)	(287,989)	(3,896)
Net Increase (Decrease)—Admiral Shares	3,051	36	22,460	284
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Energy Index Fund
Fund Allocation
As of February 28, 2021
Coal & Consumable Fuels	0.1%
Integrated Oil & Gas	42.4
Oil & Gas Drilling	0.8
Oil & Gas Equipment & Services	10.0
Oil & Gas Exploration & Production	23.5
Oil & Gas Refining & Marketing	11.9
Oil & Gas Storage & Transportation	11.3
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Energy Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.1%)
	Arch Resources Inc.	97,128	4,655
*	Peabody Energy Corp.	484,034	2,081
			6,736
Integrated Oil & Gas (42.2%)
	Exxon Mobil Corp.	22,015,897	1,197,004
	Chevron Corp.	10,000,861	1,000,086
	Occidental Petroleum Corp.	4,838,960	128,765
			2,325,855
Oil & Gas Drilling (0.8%)
	Helmerich & Payne Inc.	595,769	17,116
*	Transocean Ltd.	3,324,442	11,536
	Patterson-UTI Energy Inc.	1,154,361	8,542
	Nabors Industries Ltd.	63,697	7,071
			44,265
Oil & Gas Equipment & Services (9.9%)
	Schlumberger NV	6,962,517	194,324
	Halliburton Co.	4,613,532	100,713
	Baker Hughes Co. Class A	3,540,221	86,665
	NOV Inc.	2,042,674	30,844
*	ChampionX Corp.	1,081,853	23,011
	TechnipFMC plc	2,271,584	18,672
	Core Laboratories NV	252,825	8,985
	Cactus Inc. Class A	270,030	8,606
	Archrock Inc.	755,009	7,784
	U.S. Silica Holdings Inc.	555,562	7,395
*	Oceaneering International Inc.	597,627	7,052
*	Dril-Quip Inc.	204,227	6,936
	Liberty Oilfield Services Inc. Class A	559,406	6,540
*	ProPetro Holding Corp.	534,099	6,126
	DMC Global Inc.	91,980	5,794
*	NexTier Oilfield Solutions Inc.	1,050,484	4,885
*	Helix Energy Solutions Group Inc.	902,233	4,421
*	Frank's International NV	797,766	3,614
*	Tidewater Inc.	277,464	3,457
*	Oil States International Inc.	450,255	3,300
*	RPC Inc.	436,438	2,771
	Solaris Oilfield Infrastructure Inc. Class A	228,813	2,702
*	Select Energy Services Inc. Class A	409,611	2,589
*	Exterran Corp.	223,515	1,223
			548,409
Oil & Gas Exploration & Production (23.4%)
	ConocoPhillips	6,171,493	320,979
	EOG Resources Inc.	3,043,426	196,484
		Shares	Market Value• ($000)
	Pioneer Natural Resources Co.	1,094,700	162,640
	Hess Corp.	1,137,749	74,557
	Devon Energy Corp.	3,282,501	70,705
	Diamondback Energy Inc.	833,163	57,722
	Marathon Oil Corp.	4,302,580	47,759
	Cabot Oil & Gas Corp.	2,133,339	39,488
	Texas Pacific Land Corp.	33,175	36,627
	Ovintiv Inc. (XNYS)	1,410,001	32,529
	Cimarex Energy Co.	547,340	31,740
	EQT Corp.	1,379,829	24,547
*	PDC Energy Inc.	582,098	20,344
*	Southwestern Energy Co.	4,244,613	17,191
*	CNX Resources Corp.	1,271,107	16,029
	Murphy Oil Corp.	827,777	13,518
	Matador Resources Co.	629,847	13,157
*	Antero Resources Corp.	1,459,349	13,134
*	Range Resources Corp.	1,298,238	12,515
	Continental Resources Inc.	510,777	12,351
	SM Energy Co.	677,159	9,385
*	Magnolia Oil & Gas Corp. Class A	723,082	8,720
	Kosmos Energy Ltd.	2,362,392	7,276
*,1	Callon Petroleum Co.	263,067	6,727
	QEP Resources Inc.	1,796,067	6,178
*	Tellurian Inc.	1,959,089	6,054
*	Centennial Resource Development Inc. Class A	1,452,345	5,751
	Viper Energy Partners LP	359,837	5,642
	Brigham Minerals Inc. Class A	265,023	3,792
*	Bonanza Creek Energy Inc.	111,852	3,571
*	Northern Oil and Gas Inc.	263,084	3,494
*	Talos Energy Inc.	246,788	2,613
*	W&T Offshore Inc.	672,612	2,213
	Berry Corp.	411,793	2,042
*	Penn Virginia Corp.	118,479	1,735
	Falcon Minerals Corp.	376,493	1,487
			1,290,696
Oil & Gas Refining & Marketing (11.9%)
	Phillips 66	2,300,456	191,053
	Marathon Petroleum Corp.	3,428,186	187,248
	Valero Energy Corp.	2,150,944	165,580
	HollyFrontier Corp.	842,007	31,895
*	Renewable Energy Group Inc.	229,894	17,879
*	Clean Energy Fuels Corp.	1,042,935	13,600
	World Fuel Services Corp.	366,313	11,385
	Delek US Holdings Inc.	418,536	10,279
	PBF Energy Inc. Class A	620,437	8,810
		Shares	Market Value• ($000)
*	Green Plains Inc.	262,121	6,637
*	Par Pacific Holdings Inc.	248,124	4,384
	CVR Energy Inc.	177,855	3,927
*	REX American Resources Corp.	37,771	3,553
			656,230
Oil & Gas Storage & Transportation (11.2%)
	Kinder Morgan Inc.	10,630,625	156,270
	Williams Cos. Inc.	6,329,492	144,566
	ONEOK Inc.	2,303,642	102,028
*	Cheniere Energy Inc.	1,205,684	81,251
*	APA Corp.	1,999,870	39,458
	Targa Resources Corp.	1,237,468	38,275
	Equitrans Midstream Corp.	2,236,714	16,172
	Antero Midstream Corp.	1,614,318	14,238
*	Plains GP Holdings LP Class A	953,167	8,216
*	EnLink Midstream LLC	1,617,169	6,226
*	Dorian LPG Ltd.	267,102	3,325
	Rattler Midstream Partners LP	273,517	3,009
	International Seaways Inc.	149,557	2,593
	Hess Midstream LP Class A	111,708	2,343
*	Diamond S Shipping Inc.	177,573	1,438
			619,408
Total Common Stocks (Cost $6,658,463)			5,491,599
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $3,381)	33,836	3,384
Total Investments (99.6%) (Cost $6,661,844)			5,494,983
Other Assets and Liabilities— Net (0.4%)			24,521
Net Assets (100.0%)			5,519,504
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,196,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,375,000 was received for securities on loan.

Energy Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Hess Corp.	1/31/22	GSI	18,525	(0.108)	1,133	—
Schlumberger NV	8/31/21	BOANA	8,373	(0.120)	37	—
					1,170	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At February 28, 2021, the counterparties had deposited in segregated accounts securities with a value of $4,251,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,658,463)	5,491,599
Affiliated Issuers (Cost $3,381)	3,384
Total Investments in Securities	5,494,983
Investment in Vanguard	166
Receivables for Investment Securities Sold	13,036
Receivables for Accrued Income	41,686
Receivables for Capital Shares Issued	3,636
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,170
Total Assets	5,554,677
Liabilities
Due to Custodian	13,956
Payables for Investment Securities Purchased	15,253
Collateral for Securities on Loan	3,375
Payables for Capital Shares Redeemed	2,342
Payables to Vanguard	247
Total Liabilities	35,173
Net Assets	5,519,504
At February 28, 2021, net assets consisted of:

Paid-in Capital	7,595,809
Total Distributable Earnings (Loss)	(2,076,305)
Net Assets	5,519,504

ETF Shares—Net Assets
Applicable to 67,318,670 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,485,490
Net Asset Value Per Share—ETF Shares	$66.63

Admiral Shares—Net Assets
Applicable to 31,064,353 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,034,014
Net Asset Value Per Share—Admiral Shares	$33.29

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	105,322
Interest[1]	9
Securities Lending—Net	366
Total Income	105,697
Expenses
The Vanguard Group—Note B
Investment Advisory Services	276
Management and Administrative— ETF Shares	1,229
Management and Administrative— Admiral Shares	224
Marketing and Distribution— ETF Shares	72
Marketing and Distribution— Admiral Shares	15
Custodian Fees	13
Shareholders’ Reports—ETF Shares	12
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,844
Net Investment Income	103,853
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	16,731
Swap Contracts	5,599
Foreign Currencies	3
Realized Net Gain (Loss)	22,333
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,411,236
Swap Contracts	3,166
Change in Unrealized Appreciation (Depreciation)	1,414,402
Net Increase (Decrease) in Net Assets Resulting from Operations	1,540,588
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,000, $4,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $75,750,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	103,853	164,582
Realized Net Gain (Loss)	22,333	(111,862)
Change in Unrealized Appreciation (Depreciation)	1,414,402	(1,055,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,540,588	(1,002,953)
Distributions
ETF Shares	(70,900)	(125,010)
Admiral Shares	(11,142)	(18,446)
Total Distributions	(82,042)	(143,456)
Capital Share Transactions
ETF Shares	559,346	693,979
Admiral Shares	374,991	81,692
Net Increase (Decrease) from Capital Share Transactions	934,337	775,671
Total Increase (Decrease)	2,392,883	(370,738)
Net Assets
Beginning of Period	3,126,621	3,497,359
End of Period	5,519,504	3,126,621

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$47.90	$75.75	$103.13	$85.71	$95.06	$93.86
Investment Operations
Net Investment Income	1.406[1]	2.957[1]	2.769[1]	2.519[1]	2.819[1,2]	2.470
Net Realized and Unrealized Gain (Loss) on Investments	18.479	(28.064)	(27.449)	17.837	(9.801)	2.587
Total from Investment Operations	19.885	(25.107)	(24.680)	20.356	(6.982)	5.057
Distributions
Dividends from Net Investment Income	(1.155)	(2.743)	(2.700)	(2.936)	(2.368)	(3.857)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.155)	(2.743)	(2.700)	(2.936)	(2.368)	(3.857)
Net Asset Value, End of Period	$66.63	$47.90	$75.75	$103.13	$85.71	$95.06
Total Return	42.46%	-33.87%	-24.34%	24.06%	-7.55%	5.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,485	$2,720	$3,029	$4,288	$3,656	$3,944
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.56%	4.91%	3.15%	2.56%	2.93%[2]	2.86%
Portfolio Turnover Rate[3]	1%	8%	7%	5%	11%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.453 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.93	$37.84	$51.52	$42.82	$47.49	$46.89
Investment Operations
Net Investment Income	.750[1]	1.461[1]	1.388[1]	1.249[1]	1.375[1,2]	1.234
Net Realized and Unrealized Gain (Loss) on Investments	9.188	(14.001)	(13.720)	8.916	(4.863)	1.293
Total from Investment Operations	9.938	(12.540)	(12.332)	10.165	(3.488)	2.527
Distributions
Dividends from Net Investment Income	(.578)	(1.370)	(1.348)	(1.465)	(1.182)	(1.927)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.578)	(1.370)	(1.348)	(1.465)	(1.182)	(1.927)
Net Asset Value, End of Period	$33.29	$23.93	$37.84	$51.52	$42.82	$47.49
Total Return[3]	42.47%	-33.82%	-24.33%	24.06%	-7.56%	5.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,034	$407	$468	$642	$523	$894
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.78%	4.84%	3.15%	2.56%	2.93%[2]	2.86%
Portfolio Turnover Rate[4]	1%	8%	7%	5%	11%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.228 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Notes to Financial Statements
Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Energy Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Energy Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $166,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,491,599	—	—	5,491,599
Temporary Cash Investments	3,384	—	—	3,384
Total	5,494,983	—	—	5,494,983
Derivative Financial Instruments
Assets
Swap Contracts	—	1,170	—	1,170
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,700,521
Gross Unrealized Appreciation	155,339
Gross Unrealized Depreciation	(1,360,877)
Net Unrealized Appreciation (Depreciation)	(1,205,538)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $975,907,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $1,331,949,000 of investment securities and sold $376,465,000 of investment securities, other than temporary cash investments. Purchases and sales include $785,759,000 and $325,787,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Energy Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	885,654	16,998	1,802,367	36,134
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(326,308)	(6,450)	(1,108,388)	(19,350)
Net Increase (Decrease)—ETF Shares	559,346	10,548	693,979	16,784
Admiral Shares
Issued	500,579	18,917	415,739	16,420
Issued in Lieu of Cash Distributions	10,062	412	16,719	566
Redeemed	(135,650)	(5,275)	(350,766)	(12,349)
Net Increase (Decrease)—Admiral Shares	374,991	14,054	81,692	4,637
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Financials Index Fund
Fund Allocation
As of February 28, 2021
Asset Management & Custody Banks	8.9%
Consumer Finance	5.6
Data Processing & Outsourced Services	0.0
Diversified Banks	24.3
Financial Exchanges & Data	8.4
Insurance Brokers	4.1
Investment Banking & Brokerage	8.2
Life & Health Insurance	4.0
Mortgage REITs	1.5
Multi-line Insurance	1.7
Multi-Sector Holdings	7.7
Other	0.0
Other Diversified Financial Services	0.4
Property & Casualty Insurance	7.6
Regional Banks	15.5
Reinsurance	0.9
Thrifts & Mortgage Finance	1.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Financials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Banks (39.7%)
	JPMorgan Chase & Co.	6,264,336	921,922
	Bank of America Corp.	16,000,450	555,376
	Wells Fargo & Co.	8,071,832	291,958
	Citigroup Inc.	4,278,608	281,875
	Truist Financial Corp.	2,770,522	157,809
	PNC Financial Services Group Inc.	870,702	146,591
	U.S. Bancorp	2,786,303	139,315
	First Republic Bank	357,458	58,891
*	SVB Financial Group	106,452	53,797
	Fifth Third Bancorp	1,464,101	50,790
	Regions Financial Corp.	1,973,807	40,720
	KeyCorp.	2,006,734	40,416
	M&T Bank Corp.	263,648	39,795
	Citizens Financial Group Inc.	877,673	38,126
	Huntington Bancshares Inc.	2,090,617	32,070
	Signature Bank	110,084	24,036
	East West Bancorp Inc.	290,923	20,993
	Comerica Inc.	285,827	19,465
	First Horizon Corp.	1,140,090	18,469
	Western Alliance Bancorp	196,857	18,014
	Zions Bancorp NA	337,053	17,921
	Commerce Bancshares Inc.	216,631	16,037
	People's United Financial Inc.	873,102	15,663
	TCF Financial Corp.	313,548	14,053
	Prosperity Bancshares Inc.	190,306	13,982
	Synovus Financial Corp.	303,857	12,856
	Cullen/Frost Bankers Inc.	122,751	12,815
	Pinnacle Financial Partners Inc.	155,874	12,652
	First Financial Bankshares Inc.	262,860	11,739
	Popular Inc.	173,034	11,562
	South State Corp.	145,708	11,491
	Glacier Bancorp Inc.	196,088	10,628
	Bank OZK	251,140	10,352
	Webster Financial Corp.	185,202	10,244
	United Bankshares Inc.	266,671	9,853
	Valley National Bancorp	788,481	9,659
	CIT Group Inc.	202,375	9,178
	Sterling Bancorp	399,394	8,719
	Wintrust Financial Corp.	118,330	8,716
	PacWest Bancorp	240,144	8,703
	UMB Financial Corp.	93,777	7,912
*	Texas Capital Bancshares Inc.	103,576	7,892
	Home BancShares Inc.	322,466	7,881
	FNB Corp.	663,003	7,843
	Community Bank System Inc.	110,025	7,833
	Umpqua Holdings Corp.	452,879	7,731
	BankUnited Inc.	189,727	7,625
		Shares	Market Value• ($000)
	First Hawaiian Inc.	268,763	7,496
	First Citizens BancShares Inc. Class A	9,957	7,347
	Bank of Hawaii Corp.	82,316	7,203
	Pacific Premier Bancorp Inc.	174,585	7,036
	Hancock Whitney Corp.	177,469	6,699
	Simmons First National Corp. Class A	223,603	6,547
	Columbia Banking System Inc.	147,124	6,516
	Investors Bancorp Inc.	488,153	6,512
	Ameris Bancorp	135,661	6,463
	BancorpSouth Bank	214,793	6,457
	Associated Banc-Corp.	315,622	6,360
	Old National Bancorp	339,771	6,160
	Atlantic Union Bankshares Corp.	161,774	5,942
	Cathay General Bancorp	155,811	5,865
	Independent Bank Corp. (XNGS)	67,742	5,793
	CVB Financial Corp.	264,551	5,664
	BOK Financial Corp.	65,027	5,596
	United Community Banks Inc.	169,095	5,590
	Cadence BanCorp. Class A	258,776	5,310
	Independent Bank Group Inc.	75,534	5,264
	Fulton Financial Corp.	333,398	5,151
	International Bancshares Corp.	110,535	4,817
	First BanCorp.	448,470	4,704
	First Merchants Corp.	111,481	4,688
	ServisFirst Bancshares Inc.	94,271	4,672
	First Midwest Bancorp Inc.	234,844	4,645
	Renasant Corp.	115,479	4,536
	First Financial Bancorp	200,916	4,507
	Hilltop Holdings Inc.	135,327	4,471
	WesBanco Inc.	137,938	4,453
	Towne Bank	149,255	4,304
*	Seacoast Banking Corp. of Florida	113,360	4,075
	First Interstate BancSystem Inc. Class A	84,556	3,841
	Banner Corp.	72,465	3,752
	Trustmark Corp.	123,815	3,734
	Park National Corp.	30,079	3,730
*	Triumph Bancorp Inc.	48,519	3,721
	Lakeland Financial Corp.	52,845	3,644
	Sandy Spring Bancorp Inc.	91,665	3,445
	Hope Bancorp Inc.	253,268	3,333
	Westamerica BanCorp.	55,210	3,319
	Live Oak Bancshares Inc.	58,942	3,248
	NBT Bancorp Inc.	89,643	3,248
		Shares	Market Value• ($000)
	Heartland Financial USA Inc.	68,227	3,189
	Eagle Bancorp Inc.	63,116	3,086
	Great Western Bancorp Inc.	113,263	3,039
	FB Financial Corp.	67,903	2,880
	Veritex Holdings Inc.	91,531	2,662
	First Commonwealth Financial Corp.	197,695	2,651
	Enterprise Financial Services Corp.	60,895	2,618
	OceanFirst Financial Corp.	117,637	2,556
	City Holding Co.	32,440	2,440
	National Bank Holdings Corp. Class A	62,888	2,437
	TriCo Bancshares	55,064	2,372
	First Bancorp	58,828	2,369
	BancFirst Corp.	36,940	2,360
	Boston Private Financial Holdings Inc.	168,981	2,325
	First Busey Corp.	101,179	2,316
	Brookline Bancorp Inc.	162,421	2,311
	Southside Bancshares Inc.	64,563	2,233
	S&T Bancorp Inc.	76,722	2,216
	Stock Yards Bancorp Inc.	44,326	2,184
*	Bancorp Inc.	106,523	2,159
	Tompkins Financial Corp.	27,612	2,135
	Dime Community Bancshares Inc.	71,902	2,115
	German American Bancorp Inc.	51,725	2,038
	OFG Bancorp	105,528	2,038
	Heritage Financial Corp.	73,771	1,910
	Berkshire Hills Bancorp Inc.	93,954	1,894
	First Foundation Inc.	77,962	1,781
	Preferred Bank	30,602	1,773
	1st Source Corp.	39,398	1,748
	Banc of California Inc.	92,030	1,708
*	Customers Bancorp Inc.	61,697	1,652
	Lakeland Bancorp Inc.	103,703	1,626
	ConnectOne Bancorp Inc.	69,105	1,605
	Bryn Mawr Bank Corp.	40,999	1,551
	Washington Trust Bancorp Inc.	31,922	1,518
	Univest Financial Corp.	60,124	1,512
	Allegiance Bancshares Inc.	39,914	1,503
	Origin Bancorp Inc.	43,478	1,490
	Horizon Bancorp Inc.	80,884	1,445
*	Nicolet Bankshares Inc.	18,571	1,375
	Community Trust Bancorp Inc.	32,927	1,345
	First Bancorp Inc. (XNMS)	41,794	1,340
	Central Pacific Financial Corp.	57,898	1,310

Financials Index Fund
		Shares	Market Value• ($000)
*	CrossFirst Bankshares Inc.	96,941	1,294
	Harbornone Bancorp Inc.	107,908	1,289
	QCR Holdings Inc.	30,834	1,277
	Camden National Corp.	30,891	1,252
	Great Southern Bancorp Inc.	22,890	1,208
	Peoples Bancorp Inc.	38,778	1,208
	Heritage Commerce Corp.	123,064	1,170
	Altabancorp	32,892	1,132
	First Mid Bancshares Inc.	30,966	1,127
*	TriState Capital Holdings Inc.	49,030	1,125
	CBTX Inc.	37,876	1,105
	Flushing Financial Corp.	52,651	1,092
	Hanmi Financial Corp.	62,827	1,076
	Byline Bancorp Inc.	51,539	1,027
	Midland States Bancorp Inc.	41,558	1,018
	Peapack-Gladstone Financial Corp.	36,971	1,017
	Arrow Financial Corp.	31,850	1,015
	First Financial Corp.	23,957	1,015
	Bank First Corp.	14,298	999
	Cambridge Bancorp	12,888	982
	Bank of Marin Bancorp	25,363	938
	Mercantile Bank Corp.	32,066	938
	First of Long Island Corp.	49,407	918
	Independent Bank Corp.	42,895	887
	Financial Institutions Inc.	31,397	860
	Bar Harbor Bankshares	30,576	856
	MidWestOne Financial Group Inc.	31,153	855
	First Community Bankshares Inc.	32,405	831
*	Atlantic Capital Bancshares Inc.	40,568	826
	CNB Financial Corp.	34,155	793
	West BanCorp. Inc	33,849	773
	Farmers National Banc Corp.	54,676	757
*	Equity Bancshares Inc. Class A	28,940	752
*	Amerant Bancorp Inc.	44,829	738
	HomeTrust Bancshares Inc.	31,537	730
	Sierra Bancorp	29,845	712
	Old Second Bancorp Inc.	54,645	654
	RBB Bancorp	32,440	610
	Civista Bancshares Inc.	31,058	597
	Capital City Bank Group Inc.	23,924	591
	Southern National Bancorp of Virginia Inc.	40,052	569
	Century Bancorp Inc. Class A	6,079	551
	Amalgamated Bank Class A	29,188	513
	Macatawa Bank Corp.	56,978	503
			3,590,821
Capital Markets (25.4%)
	BlackRock Inc.	313,419	217,669
	Goldman Sachs Group Inc.	671,735	214,606
	Morgan Stanley	2,754,846	211,765
	Charles Schwab Corp.	3,143,892	194,041
	S&P Global Inc.	494,491	162,866
	CME Group Inc.	737,746	147,328
	Intercontinental Exchange Inc.	1,153,394	127,231
		Shares	Market Value• ($000)
	Blackstone Group Inc. Class A	1,385,131	95,893
	Moody's Corp.	347,349	95,483
	MSCI Inc. Class A	170,356	70,616
	Bank of New York Mellon Corp.	1,638,957	69,098
	T Rowe Price Group Inc.	365,338	59,236
	Ameriprise Financial Inc.	242,467	53,643
	State Street Corp.	725,013	52,759
	KKR & Co. Inc.	1,052,711	47,962
	MarketAxess Holdings Inc.	78,014	43,371
	Northern Trust Corp.	406,311	38,652
	Nasdaq Inc.	236,037	32,642
	Raymond James Financial Inc.	253,316	29,572
	FactSet Research Systems Inc.	78,070	23,726
	Cboe Global Markets Inc.	222,026	21,972
	LPL Financial Holdings Inc.	162,939	21,433
	Invesco Ltd.	802,345	17,989
	Apollo Global Management Inc. Class A	352,657	17,442
	Eaton Vance Corp.	233,745	17,080
	Franklin Resources Inc.	622,141	16,281
	SEI Investments Co.	252,548	14,143
	Tradeweb Markets Inc. Class A	187,464	13,646
	Affiliated Managers Group Inc.	93,223	13,048
	Stifel Financial Corp.	211,841	12,939
	Ares Management Corp. Class A	221,666	11,522
	Interactive Brokers Group Inc. Class A	158,530	11,476
	Morningstar Inc.	48,433	10,861
	Evercore Inc. Class A	83,471	9,997
	Carlyle Group Inc.	290,363	9,945
	Janus Henderson Group plc	318,681	9,315
	Houlihan Lokey Inc. Class A	105,442	6,702
*	Open Lending Corp. Class A	157,984	6,041
	Moelis & Co. Class A	113,955	5,885
	Artisan Partners Asset Management Inc. Class A	119,873	5,694
	Federated Hermes Inc.	193,957	5,183
	Hamilton Lane Inc. Class A	57,376	5,129
	Virtus Investment Partners Inc.	15,675	3,933
*	Focus Financial Partners Inc. Class A	79,162	3,721
	Piper Sandler Cos.	34,880	3,708
	Virtu Financial Inc. Class A	126,256	3,443
	Cohen & Steers Inc.	48,957	3,152
	Waddell & Reed Financial Inc. Class A	122,067	3,063
	PJT Partners Inc. Class A	41,507	2,894
	BGC Partners Inc. Class A	585,605	2,624
	Brightsphere Investment Group Inc.	131,328	2,377
*	StoneX Group Inc.	33,823	1,951
*	Freedom Holding Corp.	36,070	1,947
	B Riley Financial Inc.	28,728	1,891
	Cowen Inc. Class A	49,126	1,663
		Shares	Market Value• ($000)
*	Blucora Inc.	98,646	1,598
*	Donnelley Financial Solutions Inc.	61,257	1,592
	WisdomTree Investments Inc.	245,730	1,302
	Diamond Hill Investment Group Inc.	6,100	865
	Victory Capital Holdings Inc. Class A	33,076	786
	Oppenheimer Holdings Inc. Class A	19,342	733
	Sculptor Capital Management Inc. Class A	35,121	725
	Greenhill & Co. Inc.	30,038	453
	Associated Capital Group Inc. Class A	6,832	233
	GAMCO Investors Inc. Class A	11,404	217
			2,296,753
Consumer Finance (5.6%)
	American Express Co.	1,406,562	190,252
	Capital One Financial Corp.	940,015	112,980
	Discover Financial Services	629,885	59,253
	Synchrony Financial	1,079,828	41,768
	Ally Financial Inc.	768,350	31,886
	SLM Corp.	693,721	10,954
	OneMain Holdings Inc.	165,644	7,770
*,1	Credit Acceptance Corp.	19,927	7,234
	PROG Holdings Inc.	138,842	6,942
*	LendingTree Inc.	24,238	6,517
	FirstCash Inc.	85,162	5,392
*	Green Dot Corp. Class A	104,408	4,934
	Navient Corp.	382,854	4,740
	Santander Consumer USA Holdings Inc.	157,303	3,933
*	PRA Group Inc.	94,005	3,465
	Nelnet Inc. Class A	39,099	2,839
*	Enova International Inc.	73,315	2,251
*	Encore Capital Group Inc.	57,979	1,938
*	LendingClub Corp.	144,622	1,558
*	World Acceptance Corp.	9,884	1,251
*	Oportun Financial Corp.	33,720	550
	Curo Group Holdings Corp.	37,509	543
*	EZCorp. Inc. Class A	106,319	510
			509,460
Diversified Financial Services (8.1%)
*	Berkshire Hathaway Inc. Class B	2,817,588	677,658
	Equitable Holdings Inc.	822,479	24,321
	Voya Financial Inc.	259,466	15,641
	Jefferies Financial Group Inc.	446,218	12,958
*	Cannae Holdings Inc.	169,520	6,331
			736,909
Insurance (18.3%)
	Chubb Ltd.	927,602	150,810
	Marsh & McLennan Cos. Inc.	1,042,307	120,095
	Aon plc Class A	469,832	106,985
	Progressive Corp.	1,203,447	103,436
	MetLife Inc.	1,572,095	90,553
	American International Group Inc.	1,770,490	77,813
	Travelers Cos. Inc.	520,565	75,742
	Prudential Financial Inc.	813,815	70,574
	Allstate Corp.	624,931	66,618

Financials Index Fund
		Shares	Market Value• ($000)
	Aflac Inc.	1,371,478	65,680
	Willis Towers Watson plc	264,909	58,450
	Arthur J Gallagher & Co.	395,224	47,348
	Hartford Financial Services Group Inc.	736,387	37,327
	Principal Financial Group Inc.	564,592	31,945
*	Markel Corp.	28,311	30,825
	Cincinnati Financial Corp.	314,112	30,742
*	Arch Capital Group Ltd.	834,403	29,888
	Loews Corp.	508,426	24,308
	Brown & Brown Inc.	496,167	22,774
	Lincoln National Corp.	397,172	22,587
	Fidelity National Financial Inc.	573,333	21,947
	W R Berkley Corp.	292,994	20,313
	Everest Re Group Ltd.	82,172	19,870
	Globe Life Inc.	204,343	19,086
	Alleghany Corp.	29,044	18,775
	RenaissanceRe Holdings Ltd.	104,411	17,435
	Reinsurance Group of America Inc.	139,675	17,072
	American Financial Group Inc.	151,704	16,187
	Assurant Inc.	120,750	14,879
	Erie Indemnity Co. Class A	52,212	12,641
	First American Financial Corp.	229,439	12,055
*	Athene Holding Ltd. Class A	255,782	11,661
	Old Republic International Corp.	593,948	11,481
	Primerica Inc.	80,771	11,407
	Unum Group	418,222	11,075
	Kemper Corp.	127,539	9,644
	Hanover Insurance Group Inc.	76,547	8,830
	Axis Capital Holdings Ltd.	173,089	8,746
	RLI Corp.	83,349	8,697
	Selective Insurance Group Inc.	122,947	8,339
	Kinsale Capital Group Inc.	44,269	7,794
	White Mountains Insurance Group Ltd.	6,369	7,611
	Assured Guaranty Ltd.	166,072	7,344
*	Brighthouse Financial Inc.	183,926	7,337
	CNO Financial Group Inc.	285,613	6,872
*	Trupanion Inc.	62,148	6,013
*	Enstar Group Ltd.	24,806	5,274
	American Equity Investment Life Holding Co.	189,108	5,225
	Goosehead Insurance Inc. Class A	32,642	4,228
*	Selectquote Inc.	116,829	3,563
	Mercury General Corp.	56,731	3,313
	Horace Mann Educators Corp.	85,160	3,282
*	Genworth Financial Inc. Class A	1,039,014	3,242
*	Palomar Holdings Inc.	36,757	3,129
	Argo Group International Holdings Ltd.	67,691	3,128
	James River Group Holdings Ltd.	63,101	2,897
*	eHealth Inc.	47,892	2,846
	ProAssurance Corp.	110,704	2,740
		Shares	Market Value• ($000)
	Stewart Information Services Corp.	55,086	2,600
	AMERISAFE Inc.	39,738	2,325
	Safety Insurance Group Inc.	29,054	2,298
*	BRP Group Inc. Class A	83,404	2,213
	Employers Holdings Inc.	59,608	1,984
*	Third Point Reinsurance Ltd.	176,682	1,804
*	Ambac Financial Group Inc.	94,035	1,594
	American National Group Inc.	16,590	1,493
	United Fire Group Inc.	44,028	1,297
*	Watford Holdings Ltd.	34,859	1,207
	National Western Life Group Inc. Class A	4,943	1,032
	Universal Insurance Holdings Inc.	60,482	901
*	MBIA Inc.	105,077	767
	HCI Group Inc.	13,228	765
*	Root Inc. Class A	55,630	750
*,1	Citizens Inc. Class A	103,508	628
	Heritage Insurance Holdings Inc.	52,295	508
*	Greenlight Capital Re Ltd. Class A	54,197	422
	Protective Insurance Corp. Class B	17,592	403
	United Insurance Holdings Corp.	43,435	270
			1,655,739
IT Services (0.0%)
*	BM Technologies Inc.	8,896	101
Mortgage Real Estate Investment Trusts (REITs) (1.5%)
	Annaly Capital Management Inc.	2,875,041	23,892
	AGNC Investment Corp.	1,120,499	17,962
	Starwood Property Trust Inc.	584,743	13,350
	New Residential Investment Corp.	854,268	8,782
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	154,896	8,710
	Blackstone Mortgage Trust Inc. Class A	285,054	8,324
	Chimera Investment Corp.	480,282	5,542
	Two Harbors Investment Corp.	562,805	4,063
	Arbor Realty Trust Inc.	240,845	4,015
	PennyMac Mortgage Investment Trust	202,995	3,851
	MFA Financial Inc.	930,395	3,740
	Apollo Commercial Real Estate Finance Inc.	273,911	3,640
	New York Mortgage Trust Inc.	776,161	3,237
	Ladder Capital Corp. Class A	234,735	2,685
	Broadmark Realty Capital Inc.	258,182	2,649
	Redwood Trust Inc.	229,909	2,262
[1]	Invesco Mortgage Capital Inc.	469,214	1,825
	ARMOUR Residential REIT Inc.	132,912	1,604
		Shares	Market Value• ($000)
	Colony Credit Real Estate Inc.	171,754	1,417
	Ellington Financial Inc.	85,458	1,343
	Granite Point Mortgage Trust Inc.	113,423	1,266
	KKR Real Estate Finance Trust Inc.	62,876	1,159
	Capstead Mortgage Corp.	198,027	1,135
	Ready Capital Corp.	84,510	1,109
	Dynex Capital Inc.	53,937	1,015
	TPG RE Finance Trust Inc.	94,605	988
	Ares Commercial Real Estate Corp.	65,243	901
	Orchid Island Capital Inc.	142,150	814
	Anworth Mortgage Asset Corp.	204,835	567
	Western Asset Mortgage Capital Corp.	127,549	416
			132,263
Other (0.0%)[2]
*,3	NewStar Financial Inc. CVR	42,593	4
Thrifts & Mortgage Finance (1.2%)
	New York Community Bancorp Inc.	953,037	11,637
	Essent Group Ltd.	231,336	9,538
	MGIC Investment Corp.	695,329	8,469
	Radian Group Inc.	393,665	8,031
	PennyMac Financial Services Inc.	119,104	7,052
	Walker & Dunlop Inc.	60,966	6,076
	WSFS Financial Corp.	103,577	5,504
*	Axos Financial Inc.	109,170	5,051
*	Mr Cooper Group Inc.	150,029	4,718
	Washington Federal Inc.	155,785	4,708
	Flagstar Bancorp Inc.	108,022	4,687
*	NMI Holdings Inc. Class A	174,296	3,984
	Capitol Federal Financial Inc.	270,941	3,606
	Northwest Bancshares Inc.	249,467	3,522
	Provident Financial Services Inc.	144,990	2,933
	Meta Financial Group Inc.	63,544	2,814
	Premier Financial Corp.	76,642	2,350
	HomeStreet Inc.	44,778	1,924
	Kearny Financial Corp.	165,518	1,879
*	Columbia Financial Inc.	104,115	1,701
	Federal Agricultural Mortgage Corp. Class C	18,906	1,631
	Meridian Bancorp Inc.	97,149	1,627
	TrustCo Bank Corp.	198,134	1,363
	Northfield Bancorp Inc.	98,339	1,346
	Waterstone Financial Inc.	46,569	905
*	Bridgewater Bancshares Inc.	45,993	665
	Hingham Institution for Savings	2,629	637
	Merchants Bancorp	17,882	609
	PCSB Financial Corp.	30,742	497
	Home Bancorp Inc.	15,112	489
			109,953
Total Common Stocks (Cost $7,790,442)			9,032,003

Financials Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.099% (Cost $18,326)	183,276	18,328
Total Investments (100.0%) (Cost $7,808,768)			9,050,331
Other Assets and Liabilities— Net (0.0%)			1,804
Net Assets (100.0%)			9,052,135
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,760,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $6,983,000 was received for securities on loan.
CVR—	Contingent Value Rights.
REIT—	Real Estate Investment Trust.

Financials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	56	10,666	11

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
T Rowe Price Group Inc.	8/31/21	BOANA	16,214	(0.120)	—	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
At February 28, 2021, a counterparty had deposited in a segregated account securities with a value of $713,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,790,442)	9,032,003
Affiliated Issuers (Cost $18,326)	18,328
Total Investments in Securities	9,050,331
Investment in Vanguard	301
Receivables for Investment Securities Sold	31,608
Receivables for Accrued Income	8,595
Receivables for Capital Shares Issued	1,612
Variation Margin Receivable—Futures Contracts	11
Total Assets	9,092,458
Liabilities
Due to Custodian	1,144
Payables for Investment Securities Purchased	30,981
Collateral for Securities on Loan	6,983
Payables for Capital Shares Redeemed	799
Payables to Vanguard	416
Total Liabilities	40,323
Net Assets	9,052,135
At February 28, 2021, net assets consisted of:

Paid-in Capital	7,785,608
Total Distributable Earnings (Loss)	1,266,527
Net Assets	9,052,135

ETF Shares—Net Assets
Applicable to 105,261,957 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,438,093
Net Asset Value Per Share—ETF Shares	$80.16

Admiral Shares—Net Assets
Applicable to 15,284,169 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	614,042
Net Asset Value Per Share—Admiral Shares	$40.18

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	89,488
Interest[1]	5
Securities Lending—Net	57
Total Income	89,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	547
Management and Administrative— ETF Shares	2,647
Management and Administrative— Admiral Shares	190
Marketing and Distribution— ETF Shares	158
Marketing and Distribution— Admiral Shares	13
Custodian Fees	34
Shareholders’ Reports—ETF Shares	50
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	3,643
Net Investment Income	85,907
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	127,407
Futures Contracts	39
Swap Contracts	2,580
Realized Net Gain (Loss)	130,026
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,889,525
Futures Contracts	11
Swap Contracts	(110)
Change in Unrealized Appreciation (Depreciation)	1,889,426
Net Increase (Decrease) in Net Assets Resulting from Operations	2,105,359
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $133,269,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,907	180,912
Realized Net Gain (Loss)	130,026	371,643
Change in Unrealized Appreciation (Depreciation)	1,889,426	(1,036,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,105,359	(483,547)
Distributions
ETF Shares	(83,755)	(175,958)
Admiral Shares	(5,954)	(11,934)
Total Distributions	(89,709)	(187,892)
Capital Share Transactions
ETF Shares	419,496	(454,049)
Admiral Shares	44,609	(14,373)
Net Increase (Decrease) from Capital Share Transactions	464,105	(468,422)
Total Increase (Decrease)	2,479,755	(1,139,861)
Net Assets
Beginning of Period	6,572,380	7,712,241
End of Period	9,052,135	6,572,380

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$61.18	$67.31	$71.60	$62.26	$50.81	$47.70
Investment Operations
Net Investment Income	.799[1]	1.652[1]	1.539[1]	1.298[1]	1.035[1]	1.108
Net Realized and Unrealized Gain (Loss) on Investments	19.015	(6.081)	(4.338)	9.307	11.387	3.070
Total from Investment Operations	19.814	(4.429)	(2.799)	10.605	12.422	4.178
Distributions
Dividends from Net Investment Income	(.834)	(1.701)	(1.491)	(1.265)	(.972)	(1.068)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.834)	(1.701)	(1.491)	(1.265)	(.972)	(1.068)
Net Asset Value, End of Period	$80.16	$61.18	$67.31	$71.60	$62.26	$50.81
Total Return	32.69%	-6.73%	-3.85%	17.15%	24.65%	8.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,438	$6,140	$7,222	$8,512	$6,127	$3,735
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.53%	2.30%	1.87%	1.75%	2.39%
Portfolio Turnover Rate[2]	1%	5%	5%	3%	5%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$30.66	$33.73	$35.88	$31.20	$25.47	$23.91
Investment Operations
Net Investment Income	.402[1]	.828[1]	.771[1]	.651[1]	.514[1]	.556
Net Realized and Unrealized Gain (Loss) on Investments	9.536	(3.046)	(2.174)	4.663	5.704	1.539
Total from Investment Operations	9.938	(2.218)	(1.403)	5.314	6.218	2.095
Distributions
Dividends from Net Investment Income	(.418)	(.852)	(.747)	(.634)	(.488)	(.535)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.418)	(.852)	(.747)	(.634)	(.488)	(.535)
Net Asset Value, End of Period	$40.18	$30.66	$33.73	$35.88	$31.20	$25.47
Total Return[2]	32.73%	-6.70%	-3.87%	17.16%	24.62%	8.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$614	$432	$490	$690	$518	$244
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.53%	2.30%	1.87%	1.75%	2.39%
Portfolio Turnover Rate[3]	1%	5%	5%	3%	5%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Notes to Financial Statements
Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts

Financials Index Fund
with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Financials Index Fund
Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $301,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Financials Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,031,898	101	4	9,032,003
Temporary Cash Investments	18,328	—	—	18,328
Total	9,050,226	101	4	9,050,331
Derivative Financial Instruments
Assets
Futures Contracts[1]	11	—	—	11
Liabilities
Swap Contracts	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,813,277
Gross Unrealized Appreciation	1,585,857
Gross Unrealized Depreciation	(348,792)
Net Unrealized Appreciation (Depreciation)	1,237,065
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $135,833,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $1,242,672,000 of investment securities and sold $774,554,000 of investment securities, other than temporary cash investments. Purchases and sales include $991,217,000 and $712,127,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,138,607	16,275	1,881,744	30,583
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(719,111)	(11,375)	(2,335,793)	(37,525)
Net Increase (Decrease)—ETF Shares	419,496	4,900	(454,049)	(6,942)
Admiral Shares
Issued	150,958	4,278	245,111	8,139
Issued in Lieu of Cash Distributions	4,850	148	10,126	310
Redeemed	(111,199)	(3,232)	(269,610)	(8,886)
Net Increase (Decrease)—Admiral Shares	44,609	1,194	(14,373)	(437)
At February 28, 2021, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

Financials Index Fund
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Health Care Index Fund
Fund Allocation
As of February 28, 2021
Biotechnology	19.5%
Health Care Distributors	1.4
Health Care Equipment	23.8
Health Care Facilities	1.7
Health Care Services	5.1
Health Care Supplies	2.6
Health Care Technology	2.3
Life Sciences Tools & Services	9.6
Managed Health Care	9.3
Pharmaceuticals	24.7
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Health Care Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Biotechnology (19.5%)
	AbbVie Inc.	5,314,592	572,594
	Amgen Inc.	1,752,506	394,174
	Gilead Sciences Inc.	3,573,496	219,413
*	Vertex Pharmaceuticals Inc.	782,806	166,385
*	Regeneron Pharmaceuticals Inc.	315,657	142,226
*	Moderna Inc.	833,845	129,088
*	Biogen Inc.	463,236	126,408
*	Alexion Pharmaceuticals Inc.	658,799	100,632
*	Exact Sciences Corp.	478,713	65,162
*	Seagen Inc.	379,940	57,413
*	Alnylam Pharmaceuticals Inc.	349,709	51,792
*	Novavax Inc.	191,633	44,311
*	Incyte Corp.	560,338	44,076
*	BioMarin Pharmaceutical Inc.	546,463	42,313
*	Neurocrine Biosciences Inc.	267,185	29,259
*	Ultragenyx Pharmaceutical Inc.	189,169	26,775
*	Natera Inc.	218,424	25,357
*	Arrowhead Pharmaceuticals Inc.	294,061	23,425
*	CRISPR Therapeutics AG	177,986	22,371
*	United Therapeutics Corp.	133,761	22,362
*	Invitae Corp.	531,858	21,343
*	Mirati Therapeutics Inc.	105,932	21,284
*	Acceleron Pharma Inc.	154,160	20,990
*	Ionis Pharmaceuticals Inc.	399,861	20,953
*	Exelixis Inc.	933,364	20,217
*	Sarepta Therapeutics Inc.	225,808	19,659
*	Fate Therapeutics Inc.	209,867	18,829
*	ACADIA Pharmaceuticals Inc.	358,881	17,574
*	Halozyme Therapeutics Inc.	386,576	17,493
*	Denali Therapeutics Inc.	234,616	16,845
*	Blueprint Medicines Corp.	159,356	15,652
*	Turning Point Therapeutics Inc.	123,230	14,530
*	Arena Pharmaceuticals Inc.	175,098	14,069
*	TG Therapeutics Inc.	316,615	13,858
*	Sage Therapeutics Inc.	156,471	13,300
*	Twist Bioscience Corp.	95,146	13,096
*	Biohaven Pharmaceutical Holding Co. Ltd.	153,403	13,036
*	Emergent BioSolutions Inc.	135,364	12,995
*	Kodiak Sciences Inc.	97,683	12,602
		Shares	Market Value• ($000)
*	Iovance Biotherapeutics Inc.	330,997	12,346
*	FibroGen Inc.	246,528	12,334
*	Veracyte Inc.	196,664	11,418
*	CareDx Inc.	140,990	11,150
*	Bridgebio Pharma Inc.	156,931	11,092
*	Insmed Inc.	307,261	10,991
*	PTC Therapeutics Inc.	185,018	10,565
*	ChemoCentryx Inc.	145,920	9,899
*	Allakos Inc.	79,002	9,573
*	Alkermes plc	480,006	9,139
*	Agios Pharmaceuticals Inc.	187,341	8,887
*	Amicus Therapeutics Inc.	707,360	8,686
*	Intellia Therapeutics Inc.	142,611	8,622
*	Apellis Pharmaceuticals Inc.	171,139	8,244
*	Editas Medicine Inc. Class A	187,847	8,239
*	Xencor Inc.	155,151	7,644
*	Ligand Pharmaceuticals Inc.	48,238	7,150
*	Global Blood Therapeutics Inc.	167,375	7,130
*,1	Inovio Pharmaceuticals Inc.	621,998	6,904
*	Myriad Genetics Inc.	225,685	6,881
*	Allogene Therapeutics Inc.	189,960	6,594
*,1	Sorrento Therapeutics Inc.	672,766	6,506
*	Bluebird Bio Inc.	200,092	6,223
*,1	OPKO Health Inc.	1,315,471	5,920
*	BioCryst Pharmaceuticals Inc.	531,826	5,733
*	Vericel Corp.	115,783	5,590
*	Dicerna Pharmaceuticals Inc.	191,918	5,178
*	Rocket Pharmaceuticals Inc.	91,706	5,097
*	SpringWorks Therapeutics Inc.	58,709	5,052
*	ImmunoGen Inc.	564,312	4,938
*	Deciphera Pharmaceuticals Inc.	111,831	4,896
*	Travere Thrapeutics Inc.	156,511	4,824
*	Heron Therapeutics Inc.	259,661	4,695
*	Kura Oncology Inc.	166,698	4,668
*,1	Beam Therapeutics Inc.	52,336	4,665
*	REGENXBIO Inc.	112,316	4,595
*	Karuna Therapeutics Inc.	36,216	4,526
*	Arcus Biosciences Inc.	126,838	4,472
*	Ironwood Pharmaceuticals Inc. Class A	456,546	4,214
*	Sangamo Therapeutics Inc.	361,571	4,154
*	MacroGenics Inc.	160,604	4,017
*	Scholar Rock Holding Corp.	70,855	3,833
		Shares	Market Value• ($000)
*	Frequency Therapeutics Inc.	76,498	3,764
*	Zymeworks Inc.	103,637	3,763
*	Atara Biotherapeutics Inc.	222,104	3,727
*	Madrigal Pharmaceuticals Inc.	30,419	3,686
*	UniQure N.V.	100,180	3,677
*	Seres Therapeutics Inc.	192,178	3,659
*	Cytokinetics Inc.	192,807	3,611
*	ZIOPHARM Oncology Inc.	649,810	3,464
*	Generation Bio Co.	92,219	3,220
*,1	NantKwest Inc.	97,413	3,167
*	Translate Bio Inc.	134,544	3,140
*,1	Arcturus Therapeutics Holdings Inc.	58,807	3,097
*	Vanda Pharmaceuticals Inc.	163,599	3,051
*	Krystal Biotech Inc.	38,389	3,029
*	Mersana Therapeutics Inc.	165,970	3,017
*	Five Prime Therapeutics Inc.	132,390	2,943
*	Coherus Biosciences Inc.	173,534	2,818
*	REVOLUTION Medicines Inc.	60,066	2,744
*	Rhythm Pharmaceuticals Inc.	103,634	2,686
*	ORIC Pharmaceuticals Inc.	82,025	2,658
*	Dynavax Technologies Corp.	298,345	2,611
*	Radius Health Inc.	139,234	2,591
*	Protagonist Therapeutics Inc.	109,684	2,585
*	Arcutis Biotherapeutics Inc.	73,946	2,527
*	Enanta Pharmaceuticals Inc.	51,225	2,526
*,1	Myovant Sciences Ltd.	110,005	2,471
*	Replimune Group Inc.	69,150	2,395
*	Alector Inc.	130,849	2,379
*	Syndax Pharmaceuticals Inc.	96,937	2,366
*	Bioxcel Therapeutics Inc.	43,984	2,358
*	Zentalis Pharmaceuticals Inc.	54,558	2,294
*	Adverum Biotechnologies Inc.	175,836	2,256
*,1	Esperion Therapeutics Inc.	79,893	2,188
*	Y-mAbs Therapeutics Inc.	61,306	2,156
*	AnaptysBio Inc.	74,481	2,138
*	Karyopharm Therapeutics Inc.	153,833	2,126
*	Rigel Pharmaceuticals Inc.	504,874	2,095
*	Epizyme Inc.	216,403	2,075

Health Care Index Fund
		Shares	Market Value• ($000)
*	Athenex Inc.	169,841	2,055
*	Constellation Pharmaceuticals Inc.	78,894	1,988
*	IGM Biosciences Inc.	21,891	1,914
*	G1 Therapeutics Inc.	85,571	1,891
*	Precigen Inc.	223,199	1,884
*	TCR2 Therapeutics Inc.	69,235	1,832
*	Sutro Biopharma Inc.	81,759	1,815
*	Forma Therapeutics Holdings Inc.	46,273	1,787
*	Keros Therapeutics Inc.	27,294	1,787
*	Kadmon Holdings Inc.	386,188	1,773
*	KalVista Pharmaceuticals Inc.	52,689	1,732
*	Prothena Corp. plc	77,243	1,724
*,1	VBI Vaccines Inc.	509,818	1,718
*	Agenus Inc.	429,306	1,717
*	Intercept Pharmaceuticals Inc.	79,158	1,715
*	Geron Corp. (XNGS)	937,145	1,678
*	Immunovant Inc.	103,186	1,628
*	Stoke Therapeutics Inc.	27,020	1,618
*	Xenon Pharmaceuticals Inc.	85,353	1,594
*	Anika Therapeutics Inc.	42,656	1,565
*,1	Cortexyme Inc.	45,017	1,534
*	Applied Molecular Transport Inc.	31,242	1,527
*	Merus NV	67,070	1,509
*,1	Clovis Oncology Inc.	249,684	1,496
*	Spectrum Pharmaceuticals Inc.	436,026	1,496
*	Flexion Therapeutics Inc.	134,769	1,485
*	Eagle Pharmaceuticals Inc.	33,233	1,479
*	Kiniksa Pharmaceuticals Ltd. Class A	71,656	1,474
*	Akebia Therapeutics Inc.	410,602	1,421
*	Akero Therapeutics Inc.	46,614	1,417
*	Avita Medical Inc.	64,986	1,413
*	Atreca Inc. Class A	80,640	1,399
*	Gossamer Bio Inc.	148,389	1,395
*	Morphic Holding Inc.	37,389	1,352
*	Viking Therapeutics Inc.	199,132	1,342
*	Precision BioSciences Inc.	110,954	1,327
*	Passage Bio Inc.	71,032	1,280
*	CytomX Therapeutics Inc.	154,456	1,213
*	Catalyst Pharmaceuticals Inc.	301,537	1,173
*	Athersys Inc.	573,575	1,170
*	Avrobio Inc.	106,276	1,169
*	Ardelyx Inc.	177,280	1,143
*	Molecular Templates Inc.	100,805	1,099
*	Verastem Inc.	465,731	1,094
*,1	Vaxcyte Inc.	46,356	1,092
*,1	Rubius Therapeutics Inc.	98,196	1,019
*	Puma Biotechnology Inc.	102,120	1,017
*	Lexicon Pharmaceuticals Inc.	141,316	1,016
*	Cue Biopharma Inc.	74,491	1,014
*	Applied Therapeutics Inc.	46,186	1,003
*,1	Cardiff Oncology Inc.	95,686	989
*	MeiraGTx Holdings plc	66,366	985
*	Avidity Biosciences Inc.	40,332	973
*	Black Diamond Therapeutics Inc.	33,111	927
		Shares	Market Value• ($000)
*	Gritstone Oncology Inc.	68,140	925
*	Repare Therapeutics Inc.	28,020	922
*	Rapt Therapeutics Inc.	48,877	887
*	Magenta Therapeutics Inc.	81,846	860
*	Akouos Inc.	41,286	841
*	Syros Pharmaceuticals Inc.	97,627	820
*	Crinetics Pharmaceuticals Inc.	50,373	770
*,2	PDL BioPharma Inc.	311,327	769
*	Homology Medicines Inc.	65,859	707
*	Mirum Pharmaceuticals Inc.	36,276	666
*	89bio Inc.	26,892	660
*	Solid Biosciences Inc.	81,829	652
*	MediciNova Inc.	112,068	625
*	Concert Pharmaceuticals Inc.	81,475	545
*	Harpoon Therapeutics Inc.	25,672	495
*	Assembly Biosciences Inc.	92,347	469
*	Fusion Pharmaceuticals Inc.	36,563	427
*	NextCure Inc.	35,809	407
*	Voyager Therapeutics Inc.	71,069	403
*	Calyxt Inc.	39,086	373
*	Minerva Neurosciences Inc.	110,910	344
*	GlycoMimetics Inc.	90,531	301
*	Oyster Point Pharma Inc.	15,000	297
*	PhaseBio Pharmaceuticals Inc.	47,440	184
*	Aprea Therapeutics Inc.	27,843	168
*,2	Alder Biopharmaceuticals Inc.	157,578	139
*	Geron Corp. Warrant Exp. 12/31/25	152,449	37
*,2	Progenics Pharmaceuticals Inc.	215,826	—
*,2	Stemline Therapeutics Inc.	102	—
*	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc.	78	—
			3,120,753
Health Care Equipment & Supplies (26.3%)
	Abbott Laboratories	5,335,379	639,072
	Medtronic plc	4,050,509	473,788
	Danaher Corp.	1,924,626	422,783
*	Intuitive Surgical Inc.	353,864	260,727
	Stryker Corp.	1,018,114	247,086
	Becton Dickinson and Co.	873,088	210,545
*	Boston Scientific Corp.	4,310,513	167,162
*	Edwards Lifesciences Corp.	1,876,196	155,912
*	IDEXX Laboratories Inc.	256,788	133,573
*	Align Technology Inc.	225,500	127,883
	Baxter International Inc.	1,537,695	119,464
*	DexCom Inc.	289,075	114,988
	Zimmer Biomet Holdings Inc.	623,947	101,741
	ResMed Inc.	436,250	84,100
	West Pharmaceutical Services Inc.	222,541	62,456
		Shares	Market Value• ($000)
	Cooper Cos. Inc.	160,570	62,001
	Teleflex Inc.	140,178	55,808
*	Hologic Inc.	773,698	55,776
*	Insulet Corp.	198,368	51,397
*	Varian Medical Systems Inc.	275,013	48,202
	STERIS plc	256,853	44,898
*	ABIOMED Inc.	136,038	44,151
*	Masimo Corp.	157,455	39,479
*	Novocure Ltd.	260,474	38,837
	DENTSPLY SIRONA Inc.	657,893	34,914
*	Penumbra Inc.	103,916	29,557
	Hill-Rom Holdings Inc.	201,096	21,451
*	Haemonetics Corp.	152,851	19,336
*	Quidel Corp.	113,951	18,718
*	Envista Holdings Corp.	480,580	18,522
*	Tandem Diabetes Care Inc.	177,875	17,074
*	Nevro Corp.	98,452	16,262
*	Integra LifeSciences Holdings Corp.	215,609	14,735
*	Globus Medical Inc. Class A	229,449	14,341
*	iRhythm Technologies Inc.	86,909	13,984
*	Neogen Corp.	159,929	13,101
*	ICU Medical Inc.	60,057	12,462
*	Glaukos Corp.	121,801	11,517
*	Livanova plc	146,276	11,342
*	STAAR Surgical Co.	104,029	10,820
	CONMED Corp.	86,091	10,594
*	Shockwave Medical Inc.	82,618	9,646
*	NuVasive Inc.	154,159	9,300
*	AtriCure Inc.	135,691	8,857
*	Integer Holdings Corp.	98,720	8,706
	Cantel Medical Corp.	114,528	8,507
*	Merit Medical Systems Inc.	150,639	8,394
*	CryoPort Inc.	119,383	7,096
*	Avanos Medical Inc.	144,420	6,640
*	Inari Medical Inc.	58,642	6,134
*	Heska Corp.	26,977	5,082
*	Cardiovascular Systems Inc.	120,978	4,996
*	Silk Road Medical Inc.	82,232	4,504
	Mesa Laboratories Inc.	14,722	4,003
*	GenMark Diagnostics Inc.	194,680	3,806
*	Establishment Labs Holdings Inc.	52,793	3,644
*	Lantheus Holdings Inc.	191,178	3,571
*	Axonics Modulation Technologies Inc.	65,876	3,314
*	BioLife Solutions Inc.	78,743	3,089
*	Cerus Corp.	499,919	3,069
*	Tactile Systems Technology Inc.	58,882	2,992
*	Inogen Inc.	56,257	2,953
*	CryoLife Inc.	116,880	2,951
	Atrion Corp.	4,392	2,745
*	Meridian Bioscience Inc.	129,879	2,738
*	Varex Imaging Corp.	117,007	2,683
	LeMaitre Vascular Inc.	51,930	2,669
*	Natus Medical Inc.	102,685	2,661
*	TransMedics Group Inc.	73,241	2,629
*	SI-BONE Inc.	82,809	2,599
*	Orthofix Medical Inc.	54,844	2,551
*	AngioDynamics Inc.	114,372	2,396
*	Axogen Inc.	107,940	2,385

Health Care Index Fund
		Shares	Market Value• ($000)
*	OraSure Technologies Inc.	217,797	2,309
*,1	SmileDirectClub Inc.	188,039	2,181
*	Surmodics Inc.	41,057	2,141
*	OrthoPediatrics Corp.	38,208	2,081
*	Intersect ENT Inc.	88,537	2,020
*	Antares Pharma Inc.	471,275	2,003
*	Oxford Immunotec Global plc	69,815	1,532
*	Accuray Inc.	276,276	1,376
*	ViewRay Inc.	289,974	1,264
*	Quotient Ltd.	247,165	1,110
*,1	Co-Diagnostics Inc.	77,056	1,060
*	Vapotherm Inc.	42,193	1,025
	Invacare Corp.	105,233	958
*,1	Accelerate Diagnostics Inc.	95,516	956
*,1	Zynex Inc.	57,519	835
*	Repro-Med Systems Inc.	87,350	339
			4,221,059
Health Care Providers & Services (17.5%)
	UnitedHealth Group Inc.	2,856,266	948,909
	CVS Health Corp.	3,940,201	268,446
	Cigna Corp.	1,087,534	228,273
	Anthem Inc.	748,686	226,994
	Humana Inc.	398,404	151,254
	HCA Healthcare Inc.	814,895	140,186
*	Centene Corp.	1,745,351	102,173
	McKesson Corp.	483,334	81,935
*	Laboratory Corp. of America Holdings	293,211	70,344
	Quest Diagnostics Inc.	405,700	46,895
	AmerisourceBergen Corp. Class A	461,088	46,671
	Cardinal Health Inc.	883,266	45,506
*	Molina Healthcare Inc.	178,517	38,695
*	Guardant Health Inc.	225,580	33,201
	Universal Health Services Inc. Class B	233,979	29,325
*	Henry Schein Inc.	429,771	26,581
*	Amedisys Inc.	98,763	25,050
*	DaVita Inc.	236,010	24,104
	Encompass Health Corp.	299,310	24,076
	Chemed Corp.	48,021	21,379
*	HealthEquity Inc.	231,363	19,053
*	LHC Group Inc.	90,332	16,414
*	Tenet Healthcare Corp.	269,542	13,752
*	Acadia Healthcare Co. Inc.	240,929	13,309
*	Covetrus Inc.	345,462	12,837
	Ensign Group Inc.	155,235	12,732
	Premier Inc. Class A	366,875	12,408
*	AMN Healthcare Services Inc.	141,765	10,330
*	Select Medical Holdings Corp.	324,397	10,267
*	R1 RCM Inc.	299,266	8,272
	Patterson Cos. Inc.	260,326	8,086
*	1Life Healthcare Inc.	160,127	7,608
	Owens & Minor Inc.	220,716	7,507
*	Magellan Health Inc.	69,551	6,490
*	MEDNAX Inc.	257,387	6,288
*	ModivCare Inc.	40,727	5,224
*	Addus HomeCare Corp.	45,284	4,871
	U.S. Physical Therapy Inc.	38,576	4,523
*	Pennant Group Inc.	80,565	4,252
*	Castle Biosciences Inc.	54,792	4,169
		Shares	Market Value• ($000)
*,1	Fulgent Genetics Inc.	40,190	4,070
*	Surgery Partners Inc.	96,134	3,794
*	Brookdale Senior Living Inc.	526,088	3,062
*	CorVel Corp.	29,800	3,025
	National HealthCare Corp.	36,945	2,570
*	Hanger Inc.	114,848	2,524
*	Tivity Health Inc.	102,443	2,438
*	RadNet Inc.	131,298	2,421
*	Community Health Systems Inc.	267,705	2,292
*	PetIQ Inc. Class A	65,341	2,252
*	Apollo Medical Holdings Inc.	90,325	2,236
*	Progyny Inc.	52,210	2,197
*	Option Care Health Inc.	112,616	2,161
	National Research Corp.	41,518	2,145
*	Triple-S Management Corp. Class B	70,877	1,793
*,1	Ontrak Inc.	21,217	1,251
*	Cross Country Healthcare Inc.	107,631	1,196
			2,809,816
Health Care Technology (2.3%)
*	Veeva Systems Inc. Class A	408,594	114,451
*	Teladoc Health Inc.	349,108	77,184
	Cerner Corp.	923,187	63,829
*	Inspire Medical Systems Inc.	72,923	16,976
*	Omnicell Inc.	127,313	16,156
*	Change Healthcare Inc.	687,431	15,722
*	Schrodinger Inc.	118,680	12,162
*	HMS Holdings Corp.	266,274	9,795
*	Allscripts Healthcare Solutions Inc.	475,429	7,336
*	Phreesia Inc.	90,339	5,533
*	Inovalon Holdings Inc. Class A	220,338	5,411
*	Evolent Health Inc. Class A	233,214	4,699
*	American Well Corp. Class A	183,448	4,489
*	Vocera Communications Inc.	97,289	4,168
	Simulations Plus Inc.	47,844	3,431
*	NextGen Healthcare Inc.	160,317	2,998
*,1	Tabula Rasa HealthCare Inc.	68,113	2,762
*	Health Catalyst Inc.	51,155	2,481
*	HealthStream Inc.	80,847	1,884
	Computer Programs and Systems Inc.	40,028	1,259
*	Castlight Health Inc. Class B	326,230	555
			373,281
Life Sciences Tools & Services (9.6%)
	Thermo Fisher Scientific Inc.	1,193,105	536,993
*	Illumina Inc.	439,510	193,125
	Agilent Technologies Inc.	928,137	113,298
*	IQVIA Holdings Inc.	577,177	111,274
*	Mettler-Toledo International Inc.	71,619	79,930
*	Waters Corp.	186,788	51,157
*	Avantor Inc.	1,567,014	43,673
*	Charles River Laboratories International Inc.	149,752	42,850
		Shares	Market Value• ($000)
	PerkinElmer Inc.	337,108	42,506
	Bio-Techne Corp.	116,173	42,019
*	Bio-Rad Laboratories Inc. Class A	67,030	39,179
*	10X Genomics Inc. Class A	193,031	34,358
*	Repligen Corp.	150,484	31,961
*	PRA Health Sciences Inc.	193,145	28,471
	Bruker Corp.	322,644	19,675
*	Pacific Biosciences of California Inc.	535,420	16,368
*	NeoGenomics Inc.	317,509	16,183
*	Adaptive Biotechnologies Corp.	267,972	15,159
*	Syneos Health Inc.	187,858	14,531
*	Medpace Holdings Inc.	86,151	13,993
*	PPD Inc.	368,658	12,925
*	NanoString Technologies Inc.	132,650	9,258
*	Quanterix Corp.	84,551	6,405
*	Sotera Health Co.	167,972	4,392
	Luminex Corp.	132,398	4,306
*	Codexis Inc.	169,183	3,741
*	Personalis Inc.	83,907	2,587
			1,530,317
Pharmaceuticals (24.7%)
	Johnson & Johnson	7,924,775	1,255,760
	Pfizer Inc.	16,732,507	560,372
	Merck & Co. Inc.	7,616,228	553,090
	Eli Lilly and Co.	2,591,649	531,003
	Bristol-Myers Squibb Co.	6,802,478	417,196
	Zoetis Inc.	1,430,718	222,105
*	Horizon Therapeutics plc	664,405	60,401
*	Catalent Inc.	495,792	56,377
*	Viatris Inc.	3,706,963	55,048
*	Elanco Animal Health Inc. (XNYS)	1,278,564	42,014
*	Jazz Pharmaceuticals plc	167,738	28,187
	Royalty Pharma plc Class A	525,697	24,482
	Perrigo Co. plc	410,798	16,580
*	Nektar Therapeutics Class A	539,614	12,244
*,1	Tilray Inc. Class 2	381,044	9,282
*	Pacira BioSciences Inc.	124,192	9,128
*	Reata Pharmaceuticals Inc. Class A	73,771	9,019
*	Corcept Therapeutics Inc.	332,577	8,364
*	Intra-Cellular Therapies Inc.	217,100	7,692
*	Arvinas Inc.	93,342	7,309
*	Prestige Consumer Healthcare Inc.	150,729	6,287
*	Axsome Therapeutics Inc.	84,385	5,684
*	Endo International plc	694,035	5,504
*	Revance Therapeutics Inc.	179,609	4,717
*	Supernus Pharmaceuticals Inc.	158,654	4,263
*	Zogenix Inc.	159,548	3,384
*,1	Omeros Corp.	166,086	3,312
*	Cara Therapeutics Inc.	141,892	2,604
*	Innoviva Inc.	198,078	2,264

Health Care Index Fund
		Shares	Market Value• ($000)
*	Theravance Biopharma Inc.	135,567	2,246
*	Collegium Pharmaceutical Inc.	94,010	2,218
*	Aerie Pharmaceuticals Inc.	119,909	2,205
*	Amphastar Pharmaceuticals Inc.	114,372	2,005
*	Provention Bio Inc.	140,896	1,792
*	TherapeuticsMD Inc.	1,112,561	1,691
*	Amneal Pharmaceuticals Inc.	292,157	1,575
	Phibro Animal Health Corp. Class A	62,004	1,337
*	Relmada Therapeutics Inc.	39,202	1,307
*	Odonate Therapeutics Inc.	57,530	1,211
*	Pliant Therapeutics Inc.	32,494	1,075
*	Phathom Pharmaceuticals Inc.	21,346	940
*	SIGA Technologies Inc.	147,785	934
*	WaVe Life Sciences Ltd.	95,260	896
*	ANI Pharmaceuticals Inc.	30,525	888
*,1	Evolus Inc.	69,068	836
*,1	Kala Pharmaceuticals Inc.	103,185	765
*,1	Xeris Pharmaceuticals Inc.	139,800	762
*	Cymabay Therapeutics Inc.	149,039	715
*	Tricida Inc.	87,675	448
*	Verrica Pharmaceuticals Inc.	26,849	368
*	Optinose Inc.	86,696	336
*	Eloxx Pharmaceuticals Inc.	70,727	319
*,2	Clinical Data CVR	8,685	—
			3,950,541
Total Common Stocks (Cost $11,809,355)			16,005,767
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.099% (Cost $47,511)	475,206	47,521
Total Investments (100.2%) (Cost $11,856,866)			16,053,288
Other Assets and Liabilities— Net (-0.2%)			(28,883)
Net Assets (100.0%)			16,024,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,300,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $49,419,000 was received for securities on loan, of which $47,520,000 is held in Vanguard Market Liquidity Fund and $1,899,000 is held in cash.
CVR—	Contingent Value Rights.

Health Care Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Gilead Sciences Inc.	8/31/21	BOANA	12,280	(0.120)	—	(1)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $11,809,355)	16,005,767
Affiliated Issuers (Cost $47,511)	47,521
Total Investments in Securities	16,053,288
Investment in Vanguard	613
Cash	1,899
Cash Collateral Pledged—Over-the-Counter Swap Contracts	570
Receivables for Investment Securities Sold	56,694
Receivables for Accrued Income	21,096
Receivables for Capital Shares Issued	4,152
Total Assets	16,138,312
Liabilities
Due to Custodian	5,400
Payables for Investment Securities Purchased	54,352
Collateral for Securities on Loan	49,419
Payables for Capital Shares Redeemed	3,968
Payables to Vanguard	767
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	113,907
Net Assets	16,024,405
At February 28, 2021, net assets consisted of:

Paid-in Capital	11,767,505
Total Distributable Earnings (Loss)	4,256,900
Net Assets	16,024,405

ETF Shares—Net Assets
Applicable to 60,825,467 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,673,905
Net Asset Value Per Share—ETF Shares	$224.81

Admiral Shares—Net Assets
Applicable to 20,901,967 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,350,500
Net Asset Value Per Share—Admiral Shares	$112.45

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	99,629
Interest[1]	12
Securities Lending—Net	1,593
Total Income	101,234
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,001
Management and Administrative— ETF Shares	5,029
Management and Administrative— Admiral Shares	769
Marketing and Distribution— ETF Shares	245
Marketing and Distribution— Admiral Shares	50
Custodian Fees	24
Shareholders’ Reports—ETF Shares	81
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	2
Total Expenses	7,207
Net Investment Income	94,027
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	295,538
Swap Contracts	(138)
Realized Net Gain (Loss)	295,400
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	821,904
Swap Contracts	929
Change in Unrealized Appreciation (Depreciation)	822,833
Net Increase (Decrease) in Net Assets Resulting from Operations	1,212,260
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $344,627,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	94,027	165,819
Realized Net Gain (Loss)	295,400	478,473
Change in Unrealized Appreciation (Depreciation)	822,833	1,844,202
Net Increase (Decrease) in Net Assets Resulting from Operations	1,212,260	2,488,494
Distributions
ETF Shares	(87,320)	(136,385)
Admiral Shares	(12,790)	(19,956)
Total Distributions	(100,110)	(156,341)
Capital Share Transactions
ETF Shares	977,429	790,421
Admiral Shares	534,257	63,737
Net Increase (Decrease) from Capital Share Transactions	1,511,686	854,158
Total Increase (Decrease)	2,623,836	3,186,311
Net Assets
Beginning of Period	13,400,569	10,214,258
End of Period	16,024,405	13,400,569

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$207.65	$169.74	$177.07	$151.13	$133.25	$132.34
Investment Operations
Net Investment Income	1.407[1]	2.702[1]	3.600[1,2]	2.194[1]	1.994[1]	1.795
Net Realized and Unrealized Gain (Loss) on Investments	17.266	37.758	(7.457)	25.846	17.846	1.559
Total from Investment Operations	18.673	40.460	(3.857)	28.040	19.840	3.354
Distributions
Dividends from Net Investment Income	(1.513)	(2.550)	(3.473)	(2.100)	(1.960)	(2.444)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.513)	(2.550)	(3.473)	(2.100)	(1.960)	(2.444)
Net Asset Value, End of Period	$224.81	$207.65	$169.74	$177.07	$151.13	$133.25
Total Return	9.04%	24.05%	-2.22%	18.75%	15.06%	2.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,674	$11,724	$8,899	$8,594	$7,002	$5,708
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.45%	2.12%[2]	1.38%	1.46%	1.40%
Portfolio Turnover Rate[3]	2%	7%	5%	6%	4%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $1.132 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$103.87	$84.91	$88.57	$75.60	$66.65	$66.20
Investment Operations
Net Investment Income	.704[1]	1.351[1]	1.804[1,2]	1.101[1]	.996[1]	.898
Net Realized and Unrealized Gain (Loss) on Investments	8.634	18.884	(3.727)	12.920	8.934	.774
Total from Investment Operations	9.338	20.235	(1.923)	14.021	9.930	1.672
Distributions
Dividends from Net Investment Income	(.758)	(1.275)	(1.737)	(1.051)	(.980)	(1.222)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.758)	(1.275)	(1.737)	(1.051)	(.980)	(1.222)
Net Asset Value, End of Period	$112.45	$103.87	$84.91	$88.57	$75.60	$66.65
Total Return[3]	9.04%	24.06%	-2.21%	18.74%	15.07%	2.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,351	$1,676	$1,316	$1,248	$924	$800
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.45%	2.12%[2]	1.38%	1.46%	1.40%
Portfolio Turnover Rate[4]	2%	7%	5%	6%	4%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.566 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Notes to Financial Statements
Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Health Care Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Health Care Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $613,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,004,822	37	908	16,005,767
Temporary Cash Investments	47,521	—	—	47,521
Total	16,052,343	37	908	16,053,288
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1	—	1
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,883,164
Gross Unrealized Appreciation	4,508,793
Gross Unrealized Depreciation	(338,669)
Net Unrealized Appreciation (Depreciation)	4,170,124
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $270,629,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $2,444,592,000 of investment securities and sold $928,654,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,530,890,000 and $667,475,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Health Care Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,654,939	7,537	2,267,426	12,263
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(677,510)	(3,175)	(1,477,005)	(8,225)
Net Increase (Decrease)—ETF Shares	977,429	4,362	790,421	4,038
Admiral Shares
Issued	730,032	6,558	453,890	4,915
Issued in Lieu of Cash Distributions	11,253	107	17,644	194
Redeemed	(207,028)	(1,899)	(407,797)	(4,469)
Net Increase (Decrease)—Admiral Shares	534,257	4,766	63,737	640
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Industrials Index Fund
Fund Allocation
As of February 28, 2021
Aerospace & Defense	15.6%
Agricultural & Farm Machinery	3.4
Air Freight & Logistics	6.1
Airlines	3.0
Airport Services	0.1
Building Products	6.3
Commercial Printing	0.2
Construction & Engineering	1.7
Construction Machinery & Heavy Trucks	6.3
Diversified Support Services	1.9
Electrical Components & Equipment	7.1
Environmental & Facilities Services	3.5
Heavy Electrical Equipment	0.2
Human Resource & Employment Services	1.0
Industrial Conglomerates	10.9
Industrial Machinery	11.4
Marine	0.2
Office Services & Supplies	0.4
Railroads	7.9
Research & Consulting Services	5.8
Security & Alarm Services	0.2
Trading Companies & Distributors	3.4
Trucking	3.4
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Industrials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Aerospace & Defense (15.6%)
	Boeing Co.	668,041	141,631
	Raytheon Technologies Corp.	1,891,984	136,204
	Lockheed Martin Corp.	313,526	103,542
	Northrop Grumman Corp.	197,220	57,521
	General Dynamics Corp.	303,932	49,684
*	L3Harris Technologies Inc.	237,746	43,248
*	TransDigm Group Inc.	64,437	37,159
*	Teledyne Technologies Inc.	46,006	17,068
	Textron Inc.	284,769	14,335
	Howmet Aerospace Inc.	485,530	13,648
*	Axon Enterprise Inc.	79,063	13,084
	HEICO Corp. Class A	90,412	10,466
	Huntington Ingalls Industries Inc.	50,373	8,861
	BWX Technologies Inc.	118,560	6,878
	HEICO Corp.	54,296	6,829
*	Virgin Galactic Holdings Inc.	160,345	5,970
	Curtiss-Wright Corp.	51,640	5,706
	Spirit AeroSystems Holdings Inc. Class A	131,432	5,629
	Hexcel Corp.	103,931	5,587
*	Mercury Systems Inc.	69,672	4,554
*	Kratos Defense & Security Solutions Inc.	152,729	4,200
	Aerojet Rocketdyne Holdings Inc.	81,700	4,189
	Maxar Technologies Inc.	75,990	3,636
*	AeroVironment Inc.	28,486	3,136
	Moog Inc. Class A	36,538	2,838
	Cubic Corp.	39,059	2,713
	AAR Corp.	42,015	1,671
	Kaman Corp.	29,316	1,427
*	Parsons Corp.	31,104	1,112
	Triumph Group Inc.	64,945	946
*	Vectrus Inc.	14,306	781
*	Ducommun Inc.	13,840	753
*	PAE Inc.	81,566	666
	National Presto Industries Inc.	6,219	636
*	Astronics Corp.	29,139	461
	Park Aerospace Corp.	23,197	322
			717,091
Air Freight & Logistics (6.1%)
	United Parcel Service Inc. Class B	890,622	140,567
	FedEx Corp.	310,765	79,090
	Expeditors International of Washington Inc.	211,094	19,387
	CH Robinson Worldwide Inc.	169,120	15,364
*	XPO Logistics Inc.	113,737	13,262
	Forward Air Corp.	34,232	2,936
*	Hub Group Inc. Class A	41,683	2,400
		Shares	Market Value• ($000)
*	Air Transport Services Group Inc.	73,898	1,961
*	Atlas Air Worldwide Holdings Inc.	34,239	1,888
*	Echo Global Logistics Inc.	33,334	929
*	Radiant Logistics Inc.	45,515	308
			278,092
Airlines (3.0%)
	Southwest Airlines Co.	698,512	40,605
	Delta Air Lines Inc.	715,765	34,314
*	United Airlines Holdings Inc.	346,972	18,278
	American Airlines Group Inc.	752,430	15,756
	Alaska Air Group Inc.	153,867	10,004
*	JetBlue Airways Corp.	384,509	7,087
*	Spirit Airlines Inc.	121,525	4,360
	Allegiant Travel Co. Class A	16,314	4,114
	SkyWest Inc.	62,404	3,518
	Hawaiian Holdings Inc.	57,258	1,536
			139,572
Building Products (6.3%)
	Johnson Controls International plc	902,173	50,332
	Trane Technologies plc	299,188	45,848
	Carrier Global Corp.	1,025,832	37,474
	Masco Corp.	326,814	17,393
	Fortune Brands Home & Security Inc.	173,638	14,436
*	Trex Co. Inc.	144,059	13,202
	Allegion plc	114,514	12,457
	Lennox International Inc.	42,876	11,995
	Owens Corning	134,689	10,913
*	Builders FirstSource Inc.	242,154	10,477
	A O Smith Corp.	168,485	10,003
	Advanced Drainage Systems Inc.	65,764	7,235
	Armstrong World Industries Inc.	59,546	5,096
*	AZEK Co. Inc. Class A	115,434	5,092
	Simpson Manufacturing Co. Inc.	48,627	4,739
	UFP Industries Inc.	76,163	4,646
*	Resideo Technologies Inc.	168,747	4,053
	AAON Inc.	52,000	4,009
*	Gibraltar Industries Inc.	40,464	3,535
*	Masonite International Corp.	28,968	3,178
*	JELD-WEN Holding Inc.	87,783	2,603
	CSW Industrials Inc.	18,421	2,313
*	American Woodmark Corp.	19,999	1,868
*	PGT Innovations Inc.	73,771	1,740
	Griffon Corp.	51,996	1,279
	Apogee Enterprises Inc.	31,189	1,167
	Quanex Building Products Corp.	40,824	993
		Shares	Market Value• ($000)
*	Cornerstone Building Brands Inc.	62,338	710
	Insteel Industries Inc.	22,551	696
			289,482
Commercial Services & Supplies (6.2%)
	Waste Management Inc.	526,201	58,350
	Cintas Corp.	110,899	35,969
	Waste Connections Inc.	327,561	31,999
*	Copart Inc.	264,937	28,921
	Republic Services Inc. Class A	278,110	24,777
*	IAA Inc.	167,309	9,809
	Tetra Tech Inc.	66,906	9,258
	Rollins Inc.	275,220	9,129
	MSA Safety Inc.	46,043	7,412
*	Stericycle Inc.	113,912	7,390
*	Clean Harbors Inc.	65,316	5,562
	Brink's Co.	61,513	4,726
	UniFirst Corp.	18,980	4,599
*	Casella Waste Systems Inc. Class A	62,313	3,609
	ABM Industries Inc.	82,989	3,583
	Brady Corp. Class A	60,321	3,161
	Herman Miller Inc.	73,289	2,811
	Healthcare Services Group Inc.	92,581	2,634
*	Cimpress plc	22,652	2,244
	KAR Auction Services Inc.	160,849	2,237
	Covanta Holding Corp.	147,817	2,077
	Deluxe Corp.	52,128	2,061
	HNI Corp.	52,960	1,885
	Pitney Bowes Inc.	215,280	1,826
*	Harsco Corp.	98,211	1,607
	Steelcase Inc. Class A	103,538	1,443
	ADT Inc.	189,429	1,442
	Matthews International Corp. Class A	37,738	1,347
	U.S. Ecology Inc.	35,149	1,343
	Viad Corp.	25,583	1,070
	CoreCivic Inc.	147,221	1,057
	Knoll Inc.	62,844	1,025
	ACCO Brands Corp.	117,799	954
	Interface Inc. Class A	72,500	900
*	SP Plus Corp.	27,146	900
	Ennis Inc.	32,879	652
*	BrightView Holdings Inc.	38,931	619
	Kimball International Inc. Class B	46,009	595
*	Heritage-Crystal Clean Inc.	19,652	515
	VSE Corp.	11,093	428
*	Team Inc.	33,677	374
	Quad/Graphics Inc.	41,214	181
*	Civeo Corp.	458	9
			282,490
Construction & Engineering (1.7%)
	Quanta Services Inc.	173,720	14,566
*	AECOM	187,572	10,859
	EMCOR Group Inc.	68,328	6,653

Industrials Index Fund
		Shares	Market Value• ($000)
*	MasTec Inc.	73,515	6,377
	Valmont Industries Inc.	26,434	6,252
*	WillScot Mobile Mini Holdings Corp. Class A	212,822	5,902
	Arcosa Inc.	60,043	3,406
*	Dycom Industries Inc.	39,704	3,041
	Fluor Corp.	166,183	2,852
	Comfort Systems USA Inc.	45,273	2,804
*,1	API Group Corp.	137,323	2,541
	Granite Construction Inc.	58,142	1,999
	Primoris Services Corp.	56,834	1,902
*	Ameresco Inc. Class A	25,934	1,481
*	NV5 Global Inc.	13,087	1,351
*	MYR Group Inc.	21,015	1,239
*	Great Lakes Dredge & Dock Corp.	80,737	1,226
*	Aegion Corp. Class A	38,228	988
	Argan Inc.	18,727	937
*	Construction Partners Inc. Class A	31,974	925
*	Sterling Construction Co. Inc.	34,524	787
*	Tutor Perini Corp.	51,106	751
*	Matrix Service Co.	33,286	452
			79,291
Electrical Equipment (7.2%)
	Eaton Corp. plc	496,646	64,658
	Emerson Electric Co.	745,037	63,999
	Rockwell Automation Inc.	144,780	35,222
	AMETEK Inc.	286,635	33,814
*	Plug Power Inc.	583,213	28,216
*	Generac Holdings Inc.	78,328	25,814
	Hubbell Inc. Class B	67,480	11,978
*	Sensata Technologies Holding plc	195,729	11,213
*	Sunrun Inc.	147,450	9,227
	Regal Beloit Corp.	50,508	6,903
	Vertiv Holdings Co. Class A	285,997	5,986
	Acuity Brands Inc.	45,835	5,651
	nVent Electric plc	201,094	5,281
	EnerSys	52,985	4,784
*	Bloom Energy Corp. Class A	154,800	4,416
*	Atkore Inc.	58,987	3,990
*	Vicor Corp.	25,379	2,500
*	TPI Composites Inc.	37,926	1,808
	Encore Wire Corp.	25,685	1,683
	AZZ Inc.	32,453	1,658
	GrafTech International Ltd.	100,240	1,186
*	Thermon Group Holdings Inc.	41,096	840
	Allied Motion Technologies Inc.	9,566	464
	Powell Industries Inc.	11,462	357
			331,648
Industrial Conglomerates (10.9%)
	Honeywell International Inc.	873,992	176,852
	General Electric Co.	10,913,169	136,851
	3M Co.	718,394	125,762
	Roper Technologies Inc.	130,664	49,342
	Carlisle Cos. Inc.	66,416	9,647
	Raven Industries Inc.	44,537	1,746
			500,200
		Shares	Market Value• ($000)
Machinery (21.1%)
	Caterpillar Inc.	676,562	146,056
	Deere & Co.	370,743	129,434
	Illinois Tool Works Inc.	394,080	79,675
	Cummins Inc.	184,409	46,692
	Parker-Hannifin Corp.	160,590	46,083
	PACCAR Inc.	431,581	39,270
	Stanley Black & Decker Inc.	199,732	34,921
	Otis Worldwide Corp.	512,716	32,665
	Fortive Corp.	378,283	24,899
	Xylem Inc.	224,689	22,370
	Dover Corp.	179,771	22,159
*	Ingersoll Rand Inc.	442,677	20,514
	IDEX Corp.	94,413	18,427
	Westinghouse Air Brake Technologies Corp.	224,961	16,294
	Graco Inc.	209,094	14,501
	Toro Co.	133,486	13,451
	Nordson Corp.	68,589	13,197
	Snap-on Inc.	64,077	13,015
	Pentair plc	206,957	11,575
	AGCO Corp.	79,208	10,256
*	Middleby Corp.	69,190	10,130
	Donaldson Co. Inc.	157,243	9,263
	Oshkosh Corp.	84,830	8,992
	ITT Inc.	107,491	8,920
	Woodward Inc.	74,224	8,478
	Lincoln Electric Holdings Inc.	70,288	8,302
	Rexnord Corp.	149,644	6,727
	Timken Co.	84,385	6,612
*	Chart Industries Inc.	44,868	6,420
*	RBC Bearings Inc.	31,230	6,217
	Flowserve Corp.	162,062	5,996
	John Bean Technologies Corp.	39,475	5,825
	Allison Transmission Holdings Inc.	140,171	5,315
*	Colfax Corp.	117,929	5,230
	Crane Co.	57,842	4,851
	Altra Industrial Motion Corp.	80,525	4,664
*	Proto Labs Inc.	31,620	4,606
	Hillenbrand Inc.	93,060	4,324
	Kennametal Inc.	103,606	3,871
	Watts Water Technologies Inc. Class A	32,420	3,699
	Franklin Electric Co. Inc.	48,852	3,667
*	Evoqua Water Technologies Corp.	148,877	3,655
	Trinity Industries Inc.	113,625	3,647
	Terex Corp.	86,218	3,550
	ESCO Technologies Inc.	32,392	3,423
*	SPX FLOW Inc.	52,540	3,234
	Barnes Group Inc.	59,830	3,132
*	SPX Corp.	55,717	3,097
*,2	Nikola Corp.	167,692	3,035
	Albany International Corp. Class A	38,197	3,019
	Federal Signal Corp.	75,294	2,741
*	Welbilt Inc.	167,260	2,673
*	Meritor Inc.	85,480	2,596
	Mueller Industries Inc.	63,703	2,589
	Kadant Inc.	14,320	2,492
	Helios Technologies Inc.	37,945	2,482
*	Navistar International Corp.	55,727	2,455
		Shares	Market Value• ($000)
	Mueller Water Products Inc. Class A	186,920	2,409
	Lindsay Corp.	13,496	2,163
	EnPro Industries Inc.	24,231	1,947
	Greenbrier Cos. Inc.	41,094	1,933
	Alamo Group Inc.	12,640	1,929
	Enerpac Tool Group Corp. Class A	74,390	1,837
*	TriMas Corp.	53,772	1,806
	Astec Industries Inc.	25,213	1,712
	Tennant Co.	21,929	1,671
	Standex International Corp.	15,404	1,511
	Columbus McKinnon Corp.	29,653	1,493
	Douglas Dynamics Inc.	28,432	1,370
	Wabash National Corp.	65,946	1,093
*	Gates Industrial Corp. plc	71,740	1,076
*	Energy Recovery Inc.	49,612	873
*	CIRCOR International Inc.	22,164	789
*	Lydall Inc.	21,966	765
*	Manitowoc Co. Inc.	43,556	710
	Hyster-Yale Materials Handling Inc.	8,167	699
	Gorman-Rupp Co.	21,338	683
	Luxfer Holdings plc	34,152	654
	Miller Industries Inc.	13,911	549
	Titan International Inc.	63,888	528
	REV Group Inc.	35,868	446
*	Blue Bird Corp.	17,154	417
	Park-Ohio Holdings Corp.	9,226	298
*	NN Inc.	46,615	285
			967,029
Marine (0.2%)
*	Kirby Corp.	70,968	4,440
	Matson Inc.	53,595	3,713
*	SEACOR Holdings Inc.	24,105	1,025
	Genco Shipping & Trading Ltd.	22,424	235
*	Eagle Bulk Shipping Inc.	6,287	184
			9,597
Professional Services (6.8%)
	IHS Markit Ltd.	471,379	42,500
*	CoStar Group Inc.	49,095	40,442
	Verisk Analytics Inc. Class A	192,415	31,527
	Equifax Inc. (XNYS)	151,606	24,542
	TransUnion	237,296	19,983
	Jacobs Engineering Group Inc.	161,808	18,621
	Leidos Holdings Inc.	167,879	14,849
	Booz Allen Hamilton Holding Corp. Class A	171,219	13,208
	Robert Half International Inc.	141,789	11,030
	Nielsen Holdings plc	421,888	9,454
	CoreLogic Inc.	96,865	8,201
*	CACI International Inc. Class A	31,311	6,930
	ManpowerGroup Inc.	71,566	6,759
	Exponent Inc.	64,204	6,194
*	ASGN Inc.	65,804	6,118
	Science Applications International Corp.	64,996	5,598
	KBR Inc.	176,982	5,486
*	Upwork Inc.	98,719	5,319
*	FTI Consulting Inc.	44,351	5,080
*	TriNet Group Inc.	53,877	4,325
	Korn Ferry	67,366	4,146

Industrials Index Fund
		Shares	Market Value• ($000)
	Insperity Inc.	45,337	4,021
*	Dun & Bradstreet Holdings Inc.	131,527	2,875
	ManTech International Corp. Class A	33,743	2,637
	ICF International Inc.	23,458	1,958
*	CBIZ Inc.	64,379	1,941
*	Huron Consulting Group Inc.	28,687	1,460
	Kforce Inc.	24,785	1,273
*	TrueBlue Inc.	44,093	918
	Kelly Services Inc. Class A	42,430	883
	Heidrick & Struggles International Inc.	24,062	864
	Barrett Business Services Inc.	9,460	674
*	Forrester Research Inc.	14,190	641
*	Willdan Group Inc.	14,536	638
	CRA International Inc.	9,817	542
	Resources Connection Inc.	38,518	491
*	Mistras Group Inc.	22,594	180
			312,308
Road & Rail (11.3%)
	Union Pacific Corp.	839,175	172,837
	CSX Corp.	952,529	87,204
	Norfolk Southern Corp.	316,346	79,738
*	Uber Technologies Inc.	1,208,404	62,535
	Old Dominion Freight Line Inc.	117,034	25,135
	Kansas City Southern	116,673	24,774
	JB Hunt Transport Services Inc.	105,181	15,448
	Landstar System Inc.	47,750	7,647
	AMERCO	12,200	7,012
	Knight-Swift Transportation Holdings Inc.	158,469	6,846
*	Saia Inc.	32,546	6,527
*	Lyft Inc. Class A	96,215	5,359
	Ryder System Inc.	67,067	4,545
*	Avis Budget Group Inc.	69,358	3,853
	Werner Enterprises Inc.	77,361	3,320
	ArcBest Corp.	31,562	1,862
	Schneider National Inc. Class B	65,082	1,505
	Marten Transport Ltd.	76,770	1,242
	Heartland Express Inc.	55,054	1,002
*	Daseke Inc.	56,413	311
*	Covenant Logistics Group Inc. Class A	14,177	258
*	U.S. Xpress Enterprises Inc. Class A	26,292	243
	Universal Logistics Holdings Inc.	6,798	159
			519,362
Trading Companies & Distributors (3.4%)
	Fastenal Co.	715,361	33,171
*	United Rentals Inc.	89,993	26,762
	WW Grainger Inc.	56,885	21,202
	Watsco Inc.	40,861	9,933
*	SiteOne Landscape Supply Inc.	55,029	8,723
	Air Lease Corp. Class A	134,502	6,168
*	WESCO International Inc.	62,268	4,999
	Triton International Ltd.	85,362	4,932
	MSC Industrial Direct Co. Inc. Class A	56,921	4,903
		Shares	Market Value• ($000)
*	Univar Solutions Inc.	210,461	4,190
	Applied Industrial Technologies Inc.	48,233	4,118
	GATX Corp.	39,192	3,740
*	Beacon Roofing Supply Inc.	68,695	3,286
	Boise Cascade Co.	48,783	2,436
	McGrath RentCorp.	29,973	2,328
*	Herc Holdings Inc.	25,452	2,234
	Rush Enterprises Inc. Class A	52,327	2,220
*	GMS Inc.	53,149	1,945
*	NOW Inc.	136,809	1,454
	H&E Equipment Services Inc.	40,816	1,262
*	MRC Global Inc.	102,130	893
	CAI International Inc.	19,665	865
*	DXP Enterprises Inc.	21,420	643
	Systemax Inc.	16,341	590
*	Titan Machinery Inc.	23,619	579
*	Veritiv Corp.	15,504	369
	EVI Industries Inc.	6,568	240
			154,185
Transportation Infrastructure (0.1%)
	Macquarie Infrastructure Corp.	92,219	2,890
Total Common Stocks (Cost $3,837,296)			4,583,237
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 0.099% (Cost $5,329)	53,297	5,330
Total Investments (100.0%) (Cost $3,842,625)			4,588,567
Other Assets and Liabilities— Net (0.0%)			1,412
Net Assets (100.0%)			4,589,979
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $2,541,000, representing 0.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,836,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,291,000 was received for securities on loan, of which $3,290,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Industrials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/21	BOANA	4,366	(0.120)	—	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,837,296)	4,583,237
Affiliated Issuers (Cost $5,329)	5,330
Total Investments in Securities	4,588,567
Investment in Vanguard	163
Cash	1
Receivables for Investment Securities Sold	60,729
Receivables for Accrued Income	8,872
Receivables for Capital Shares Issued	885
Total Assets	4,659,217
Liabilities
Due to Custodian	7,454
Payables for Investment Securities Purchased	57,980
Collateral for Securities on Loan	3,291
Payables for Capital Shares Redeemed	300
Payables to Vanguard	213
Total Liabilities	69,238
Net Assets	4,589,979
At February 28, 2021, net assets consisted of:

Paid-in Capital	3,843,222
Total Distributable Earnings (Loss)	746,757
Net Assets	4,589,979

ETF Shares—Net Assets
Applicable to 24,388,562 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,298,092
Net Asset Value Per Share—ETF Shares	$176.23

Admiral Shares—Net Assets
Applicable to 3,223,956 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	291,887
Net Asset Value Per Share—Admiral Shares	$90.54

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	29,002
Interest[1]	5
Securities Lending—Net	117
Total Income	29,124
Expenses
The Vanguard Group—Note B
Investment Advisory Services	294
Management and Administrative— ETF Shares	1,431
Management and Administrative— Admiral Shares	97
Marketing and Distribution— ETF Shares	78
Marketing and Distribution— Admiral Shares	7
Custodian Fees	14
Shareholders’ Reports—ETF Shares	13
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	—
Total Expenses	1,935
Net Investment Income	27,189
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	64,352
Futures Contracts	(30)
Swap Contracts	(251)
Realized Net Gain (Loss)	64,071
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	628,503
Swap Contracts	(508)
Change in Unrealized Appreciation (Depreciation)	627,995
Net Increase (Decrease) in Net Assets Resulting from Operations	719,255
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $77,954,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,189	56,595
Realized Net Gain (Loss)	64,071	270,720
Change in Unrealized Appreciation (Depreciation)	627,995	(169,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	719,255	157,639
Distributions
ETF Shares	(26,086)	(58,321)
Admiral Shares	(1,807)	(3,648)
Total Distributions	(27,893)	(61,969)
Capital Share Transactions
ETF Shares	561,001	(457,228)
Admiral Shares	37,673	2,094
Net Increase (Decrease) from Capital Share Transactions	598,674	(455,134)
Total Increase (Decrease)	1,290,036	(359,464)
Net Assets
Beginning of Period	3,299,943	3,659,407
End of Period	4,589,979	3,299,943

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$146.89	$142.53	$146.12	$128.70	$111.57	$99.23
Investment Operations
Net Investment Income	1.131[1]	2.366[1]	2.597[1]	2.263[1]	2.383[1]	2.083
Net Realized and Unrealized Gain (Loss) on Investments	29.404	4.554	(3.754)	17.412	16.998	13.204
Total from Investment Operations	30.535	6.920	(1.157)	19.675	19.381	15.287
Distributions
Dividends from Net Investment Income	(1.195)	(2.560)	(2.433)	(2.255)	(2.251)	(2.947)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.195)	(2.560)	(2.433)	(2.255)	(2.251)	(2.947)
Net Asset Value, End of Period	$176.23	$146.89	$142.53	$146.12	$128.70	$111.57
Total Return	20.89%	4.96%	-0.73%	15.41%	17.55%	15.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,298	$3,090	$3,457	$3,957	$3,202	$2,338
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.69%	1.87%	1.62%	1.95%	2.08%
Portfolio Turnover Rate[2]	3%	4%	4%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$75.46	$73.22	$75.07	$66.12	$57.32	$50.98
Investment Operations
Net Investment Income	.580[1]	1.221[1]	1.340[1]	1.154[1]	1.237[1]	1.069
Net Realized and Unrealized Gain (Loss) on Investments	15.114	2.336	(1.941)	8.955	8.721	6.783
Total from Investment Operations	15.694	3.557	(.601)	10.109	9.958	7.852
Distributions
Dividends from Net Investment Income	(.614)	(1.317)	(1.249)	(1.159)	(1.158)	(1.512)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.614)	(1.317)	(1.249)	(1.159)	(1.158)	(1.512)
Net Asset Value, End of Period	$90.54	$75.46	$73.22	$75.07	$66.12	$57.32
Total Return[2]	20.91%	4.98%	-0.75%	15.41%	17.55%	15.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$292	$210	$202	$213	$176	$77
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.71%	1.87%	1.62%	1.95%	2.08%
Portfolio Turnover Rate[3]	3%	4%	4%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Notes to Financial Statements
Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2021.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the

Industrials Index Fund
event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Industrials Index Fund
Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $163,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Industrials Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,583,237	—	—	4,583,237
Temporary Cash Investments	5,330	—	—	5,330
Total	4,588,567	—	—	4,588,567
Derivative Financial Instruments
Liabilities
Swap Contracts	—	—	—	—
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,850,012
Gross Unrealized Appreciation	1,017,031
Gross Unrealized Depreciation	(278,476)
Net Unrealized Appreciation (Depreciation)	738,555
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $74,815,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $890,012,000 of investment securities and sold $306,536,000 of investment securities, other than temporary cash investments. Purchases and sales include $740,348,000 and $200,815,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	764,489	4,575	651,928	5,081
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(203,488)	(1,225)	(1,109,156)	(8,300)
Net Increase (Decrease)—ETF Shares	561,001	3,350	(457,228)	(3,219)
Admiral Shares
Issued	86,132	1,026	99,484	1,405
Issued in Lieu of Cash Distributions	1,576	20	3,135	44
Redeemed	(50,035)	(599)	(100,525)	(1,432)
Net Increase (Decrease)—Admiral Shares	37,673	447	2,094	17
At February 28, 2021, one shareholder was a record or beneficial owner of 38% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Information Technology Index Fund
Fund Allocation
As of February 28, 2021
Application Software	13.5%
Communications Equipment	2.8
Data Processing & Outsourced Services	14.1
Electronic Components	0.9
Electronic Equipment & Instruments	1.2
Electronic Manufacturing Services	0.8
Internet Services & Infrastructure	1.7
IT Consulting & Other Services	3.4
Research & Consulting Services	0.4
Semiconductor Equipment	3.4
Semiconductors	16.3
Systems Software	20.0
Technology Distributors	0.4
Technology Hardware, Storage & Peripherals	21.1
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Information Technology Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communications Equipment (2.8%)
	Cisco Systems Inc.	19,060,732	855,255
	Motorola Solutions Inc.	764,671	134,184
*	Arista Networks Inc.	255,980	71,633
*	F5 Networks Inc.	277,893	52,794
*	Ciena Corp.	696,111	36,316
	Juniper Networks Inc.	1,487,545	34,630
*	Lumentum Holdings Inc.	340,399	30,636
*	Acacia Communications Inc.	170,594	19,617
*	Viavi Solutions Inc.	1,026,630	16,616
*	Comm Scope Holding Co. Inc.	899,088	13,118
*	ViaSat Inc.	228,619	11,692
*	Calix Inc.	248,107	9,803
*	NetScout Systems Inc.	328,909	9,282
*	Infinera Corp.	796,008	7,821
	Plantronics Inc.	170,206	6,892
*	NETGEAR Inc.	138,535	5,541
*	Extreme Networks Inc.	564,509	5,176
*	EchoStar Corp. Class A	211,829	4,808
*,1	Inseego Corp.	287,227	4,191
	ADTRAN Inc.	213,883	3,602
*	Harmonic Inc.	450,512	3,489
*	Digi International Inc.	129,877	3,034
*	Ribbon Communications Inc.	340,691	2,944
	Comtech Telecommunications Corp.	97,917	2,632
*	CalAmp Corp.	152,513	1,703
*	Casa Systems Inc.	132,016	1,084
			1,348,493
Electronic Equipment, Instruments & Components (3.4%)
	TE Connectivity Ltd.	1,491,741	193,971
	Amphenol Corp. Class A	1,348,967	169,538
	Corning Inc.	3,446,831	131,807
*	Zebra Technologies Corp. Class A	240,700	120,213
*	Keysight Technologies Inc.	835,798	118,282
	CDW Corp.	644,920	101,181
*	Trimble Inc.	1,128,517	83,668
	Cognex Corp.	787,683	65,055
*	Flex Ltd.	2,264,964	41,200
*	II-VI Inc.	467,888	39,443
*	IPG Photonics Corp.	168,545	38,319
*	Arrow Electronics Inc.	339,628	34,051
	FLIR Systems Inc.	591,627	31,593
	Littelfuse Inc.	109,916	28,602
	Dolby Laboratories Inc. Class A	289,432	28,257
*	Coherent Inc.	109,252	26,432
	Jabil Inc.	608,821	26,283
	National Instruments Corp.	562,486	24,974
*	Vontier Corp.	760,284	23,873
*	Novanta Inc.	157,969	20,904
		Shares	Market Value• ($000)
*	Itron Inc.	173,137	20,299
	SYNNEX Corp.	197,629	17,621
	Avnet Inc.	445,476	16,959
*	Rogers Corp.	84,554	15,345
*	Fabrinet	167,413	14,788
	Badger Meter Inc.	132,402	14,378
	Vishay Intertechnology Inc.	597,918	14,272
*	Insight Enterprises Inc.	159,565	13,338
*	Plexus Corp.	131,247	11,022
*	Sanmina Corp.	293,305	10,447
	Belden Inc.	202,320	8,945
*	Knowles Corp.	418,126	8,693
*	PAR Technology Corp.	91,852	7,980
*	FARO Technologies Inc.	81,000	7,570
*	OSI Systems Inc.	77,094	7,295
	Methode Electronics Inc.	171,647	6,682
*	TTM Technologies Inc.	463,605	6,546
*	nLight Inc.	162,719	6,203
*	ePlus Inc.	60,295	5,701
	MTS Systems Corp.	85,353	4,981
	Benchmark Electronics Inc.	164,315	4,667
	CTS Corp.	130,147	4,187
*	ScanSource Inc.	112,954	3,212
*	Kimball Electronics Inc.	111,286	2,613
	PC Connection Inc.	52,067	2,396
*	Arlo Technologies Inc.	332,612	2,315
*	Napco Security Technologies Inc.	66,111	2,058
*	Vishay Precision Group Inc.	47,680	1,541
	Daktronics Inc.	171,456	928
			1,590,628
IT Services (19.1%)
	Visa Inc. Class A	7,134,304	1,515,255
	Mastercard Inc. Class A	4,013,107	1,420,038
*	PayPal Holdings Inc.	5,021,359	1,304,800
	Accenture plc Class A	2,857,942	717,058
	International Business Machines Corp.	4,019,710	478,064
*	Square Inc. Class A	1,731,466	398,289
	Fidelity National Information Services Inc.	2,799,060	386,270
	Automatic Data Processing Inc.	1,934,329	336,612
*	Fiserv Inc.	2,570,742	296,586
	Global Payments Inc.	1,350,336	267,353
*	Twilio Inc. Class A	633,023	248,702
	Cognizant Technology Solutions Corp. Class A	2,411,722	177,213
*	Okta Inc.	541,264	141,513
	Paychex Inc.	1,459,487	132,915
*	FleetCor Technologies Inc.	376,266	104,342
*	EPAM Systems Inc.	252,617	94,380
*	MongoDB Inc.	239,069	92,264
		Shares	Market Value• ($000)
*	VeriSign Inc.	463,255	89,885
	Broadridge Financial Solutions Inc.	521,649	74,330
*	Gartner Inc.	402,749	72,108
*	Akamai Technologies Inc.	734,054	69,368
*	GoDaddy Inc. Class A	757,741	61,468
*	Black Knight Inc.	707,204	54,235
	Jack Henry & Associates Inc.	344,279	51,105
	Western Union Co.	1,856,420	43,106
*	WEX Inc.	199,120	41,487
*	Euronet Worldwide Inc.	236,309	35,520
*	Fastly Inc. Class A	462,078	34,000
*	Snowflake Inc. Class A	114,391	29,689
	DXC Technology Co.	1,147,371	28,937
*	Concentrix Corp.	197,407	24,382
	MAXIMUS Inc.	278,243	22,616
	Sabre Corp.	1,432,024	21,036
	Alliance Data Systems Corp.	203,367	19,625
	Perspecta Inc.	654,999	19,126
*	LiveRamp Holdings Inc.	299,290	18,903
*	ExlService Holdings Inc.	152,488	12,904
*	Shift4 Payments Inc. Class A	146,957	11,242
	EVERTEC Inc.	278,869	10,848
	NIC Inc.	303,913	10,549
*	Verra Mobility Corp. Class A	592,634	8,445
*	Perficient Inc.	147,333	8,205
	TTEC Holdings Inc.	85,192	7,168
*	Sykes Enterprises Inc.	169,665	6,933
*	Repay Holdings Corp. Class A	316,625	6,902
*	Unisys Corp.	280,010	6,874
*	CSG Systems International Inc.	146,456	6,759
*	Cardtronics plc Class A	168,628	6,501
	Switch Inc. Class A	349,412	6,059
*	Evo Payments Inc. Class A	206,680	5,262
*	Conduent Inc.	755,063	4,062
*,1	BigCommerce Holdings Inc. Series 1	59,640	3,525
*	Tucows Inc. Class A	40,326	3,187
*	I3 Verticals Inc. Class A	78,820	2,617
	Cass Information Systems Inc.	55,154	2,376
*	International Money Express Inc.	125,736	1,852
*	Limelight Networks Inc.	541,521	1,771
	Hackett Group Inc.	113,348	1,770
*	Grid Dynamics Holdings Inc.	108,193	1,613
*	GreenSky Inc. Class A	227,445	1,210
*	Affirm Holdings Inc.	7,646	712
*	Paysign Inc.	128,274	581
*,1	GTT Communications Inc.	112,583	212
			9,062,719

Information Technology Index Fund
		Shares	Market Value• ($000)
Professional Services (0.4%)
	Leidos Holdings Inc.	609,277	53,891
	Booz Allen Hamilton Holding Corp. Class A	620,811	47,889
*	CACI International Inc. Class A	112,035	24,798
	KBR Inc.	655,975	20,335
	Science Applications International Corp.	234,848	20,228
	ManTech International Corp. Class A	125,669	9,822
			176,963
Semiconductors & Semiconductor Equipment (19.7%)
	NVIDIA Corp.	2,792,445	1,531,879
	Intel Corp.	18,486,266	1,123,595
	Broadcom Inc.	1,824,708	857,376
	Texas Instruments Inc.	4,140,729	713,323
	QUALCOMM Inc.	5,102,033	694,846
	Applied Materials Inc.	4,119,995	486,942
*	Micron Technology Inc.	5,021,816	459,647
*	Advanced Micro Devices Inc.	5,425,605	458,518
	Lam Research Corp.	649,654	368,477
	Analog Devices Inc.	1,666,772	259,716
	NXP Semiconductors NV	1,261,807	230,343
	KLA Corp.	699,745	217,782
	Microchip Technology Inc.	1,174,709	179,296
	Marvell Technology Group Ltd.	3,023,312	145,966
	Xilinx Inc.	1,105,830	144,090
	Skyworks Solutions Inc.	749,239	133,230
	Maxim Integrated Products Inc.	1,205,834	112,348
	Teradyne Inc.	749,206	96,355
*	Enphase Energy Inc.	540,897	95,230
*	Qorvo Inc.	514,534	89,905
*	ON Semiconductor Corp.	1,855,311	74,713
	Monolithic Power Systems Inc.	193,458	72,454
*	SolarEdge Technologies Inc.	231,050	68,925
	Entegris Inc.	609,020	64,075
*	Cree Inc.	497,254	56,418
	MKS Instruments Inc.	249,240	41,100
	Universal Display Corp.	191,532	40,545
*	Inphi Corp.	235,131	38,700
*	Silicon Laboratories Inc.	197,082	30,694
*	Lattice Semiconductor Corp.	612,224	29,460
*	First Solar Inc.	358,156	29,018
	Brooks Automation Inc.	333,350	27,721
	Power Integrations Inc.	269,728	23,836
	CMC Materials Inc.	130,593	22,266
*	Semtech Corp.	292,834	21,468
*	Cirrus Logic Inc.	261,486	21,384
*	Synaptics Inc.	155,785	20,880
	Advanced Energy Industries Inc.	173,483	18,120
*	Ambarella Inc.	156,482	17,603
*	FormFactor Inc.	349,456	15,855
*	Diodes Inc.	199,732	15,683
*,1	SunPower Corp.	421,400	14,652
	Kulicke & Soffa Industries Inc.	279,911	13,956
*	MACOM Technology Solutions Holdings Inc. Class H	214,927	13,831
		Shares	Market Value• ($000)
*	Onto Innovation Inc.	219,748	13,725
*	MaxLinear Inc.	318,096	12,651
	Amkor Technology Inc.	493,266	11,784
*	Rambus Inc.	509,536	10,690
*	Ultra Clean Holdings Inc.	182,955	8,485
	Cohu Inc.	191,620	8,326
*	CEVA Inc.	101,107	6,191
*	Axcelis Technologies Inc.	148,535	5,476
*	Ichor Holdings Ltd.	122,904	5,255
*	ACM Research Inc. Class A	53,309	5,179
*	Impinj Inc.	76,577	4,899
*	Veeco Instruments Inc.	221,554	4,763
*	Sitime Corp.	37,676	3,671
*	Photronics Inc.	295,118	3,515
*	SMART Global Holdings Inc.	68,699	3,208
*	Alpha & Omega Semiconductor Ltd.	90,799	3,195
*	PDF Solutions Inc.	144,272	2,649
*	NeoPhotonics Corp.	217,048	2,086
	NVE Corp.	22,759	1,604
			9,309,573
Software (33.5%)
	Microsoft Corp.	32,400,354	7,529,194
*	Adobe Inc.	2,163,962	994,708
*	salesforce.com Inc.	4,105,022	888,737
	Oracle Corp.	8,828,022	569,496
*	ServiceNow Inc.	880,098	469,497
	Intuit Inc.	1,185,216	462,400
*	Zoom Video Communications Inc. Class A	878,608	328,257
*	Autodesk Inc.	989,168	273,010
*	Workday Inc. Class A	812,021	199,091
*	DocuSign Inc. Class A	793,597	179,877
*	Cadence Design Systems Inc.	1,258,284	177,531
*	Crowdstrike Holdings Inc. Class A	790,387	170,724
*	Synopsys Inc.	684,594	167,869
*	Palo Alto Networks Inc.	429,559	153,915
*	Trade Desk Inc. Class A	189,254	152,423
*	ANSYS Inc.	387,429	132,109
*	RingCentral Inc. Class A	339,980	128,567
*	Coupa Software Inc.	310,629	107,558
*	Fortinet Inc.	622,428	105,097
*	Splunk Inc.	723,642	103,488
*	HubSpot Inc.	196,669	101,285
*	Slack Technologies Inc. Class A	2,070,589	84,749
*	Tyler Technologies Inc.	181,922	84,306
*	Paycom Software Inc.	224,367	83,967
*	Zendesk Inc.	526,427	76,932
*	Datadog Inc. Class A	797,877	76,125
	Citrix Systems Inc.	527,425	70,453
	SS&C Technologies Holdings Inc.	1,039,065	68,869
*	PTC Inc.	500,297	68,511
*	Zscaler Inc.	332,987	68,272
*	Cloudflare Inc. Class A	897,118	66,360
*	Fair Isaac Corp.	131,417	60,130
*	Nuance Communications Inc.	1,285,328	57,326
*	Avalara Inc.	362,473	56,887
*	Five9 Inc.	297,710	55,148
*	Ceridian HCM Holding Inc.	598,907	53,698
*,1	VMware Inc. Class A	383,316	52,978
		Shares	Market Value• ($000)
	NortonLifeLock Inc.	2,531,454	49,389
*	Aspen Technology Inc.	305,169	45,931
*	Guidewire Software Inc.	378,362	41,994
*	Dynatrace Inc.	827,371	41,170
*	Bill.Com Holdings Inc.	238,037	39,279
*	Elastic NV	273,976	36,820
*	RealPage Inc.	414,319	35,955
*	Manhattan Associates Inc.	286,548	35,231
*	Smartsheet Inc. Class A	489,029	33,865
*	Paylocity Holding Corp.	171,314	32,754
*	Anaplan Inc.	503,341	32,712
*	Dropbox Inc. Class A	1,423,882	32,101
*	Proofpoint Inc.	260,197	31,463
*	Digital Turbine Inc.	360,195	29,741
	CDK Global Inc.	549,968	27,575
*	Blackline Inc.	219,619	27,237
*	Q2 Holdings Inc.	218,853	26,674
*	Nutanix Inc. Class A	878,133	26,594
*	Varonis Systems Inc. Class B	143,208	26,284
*,1	Appian Corp. Class A	145,115	24,945
*	MicroStrategy Inc. Class A	32,743	24,571
*	Everbridge Inc.	157,716	24,167
	Pegasystems Inc.	182,216	24,116
*	Alteryx Inc. Class A	243,861	23,313
*	Sailpoint Technologies Holdings Inc.	410,280	23,132
*	J2 Global Inc.	196,114	21,843
*	ACI Worldwide Inc.	528,333	20,214
*	FireEye Inc.	1,036,295	20,021
*	Teradata Corp.	493,074	19,772
*	LivePerson Inc.	286,845	18,823
*	Cerence Inc.	168,932	18,789
*	Alarm.com Holdings Inc.	200,016	17,577
*	Rapid7 Inc.	222,366	16,953
*	Workiva Inc. Class A	162,079	16,394
*	SPS Commerce Inc.	159,337	16,050
*	Cloudera Inc.	987,658	15,941
*	Envestnet Inc.	243,761	15,606
*	8x8 Inc.	455,952	15,598
	Blackbaud Inc.	225,152	15,495
*	Medallia Inc.	365,216	14,744
*	Verint Systems Inc.	295,174	14,549
*	Qualys Inc.	149,667	14,542
*	New Relic Inc.	234,756	14,353
*	Box Inc. Class A	702,971	12,900
*	2U Inc.	325,227	12,889
*	CommVault Systems Inc.	201,986	12,873
*	Cornerstone OnDemand Inc.	247,439	12,501
*	Appfolio Inc. Class A	73,494	12,055
*	Mimecast Ltd.	273,039	11,708
*	Altair Engineering Inc. Class A	185,406	11,419
*	Avaya Holdings Corp.	372,892	11,064
*	Pluralsight Inc. Class A	513,127	10,565
*	Tenable Holdings Inc.	256,026	10,474
	Xperi Holding Corp.	474,592	10,014
*	SVMK Inc.	513,717	9,565
*	Bottomline Technologies DE Inc.	203,484	9,132
*	Qualtrics International Inc. Class A	236,082	8,971
	InterDigital Inc.	140,356	8,894
*	PROS Holdings Inc.	185,672	8,801
	Progress Software Corp.	205,988	8,763

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Zuora Inc. Class A	477,857	7,134
*	Yext Inc.	379,423	6,420
*	Domo Inc. Class B	98,294	6,264
*	Sprout Social Inc. Class A	86,706	5,893
*	Upland Software Inc.	110,671	5,471
*	Agilysys Inc.	89,505	5,334
*	Model N Inc.	120,500	5,103
*	PagerDuty Inc.	105,925	4,739
*	SolarWinds Corp.	288,174	4,666
*	Ping Identity Holding Corp.	163,058	3,820
	QAD Inc. Class A	56,339	3,617
*	OneSpan Inc.	143,408	3,350
*,1	JFrog Ltd.	60,373	3,229
	American Software Inc. Class A	142,973	2,888
*	Mitek Systems Inc.	185,374	2,833
	Ebix Inc.	110,654	2,698
*	A10 Networks Inc.	224,672	2,098
*	Digimarc Corp.	56,125	2,054
*	Benefitfocus Inc.	131,533	1,999
	VirnetX Holding Corp.	286,951	1,997
*	Zix Corp.	255,814	1,888
*	ShotSpotter Inc.	35,696	1,499
*	Intelligent Systems Corp.	24,281	964
			15,852,367
Technology Hardware, Storage & Peripherals (21.1%)
	Apple Inc.	76,696,316	9,300,195
	HP Inc.	6,196,295	179,507
	Western Digital Corp.	1,372,719	94,072
*	Dell Technologies Class C	1,119,327	90,744
	Hewlett Packard Enterprise Co.	5,805,441	84,527
	Seagate Technology plc	1,041,570	76,274
	NetApp Inc.	999,784	62,587
*	Pure Storage Inc. Class A	1,090,114	25,487
*	NCR Corp.	582,062	20,233
*	3D Systems Corp.	560,409	20,085
	Xerox Holdings Corp.	761,825	19,411
*	Super Micro Computer Inc.	198,166	6,466
*	Diebold Nixdorf Inc.	313,990	4,559
*	Avid Technology Inc.	147,386	2,858
			9,987,005
Total Common Stocks (Cost $26,764,129)			47,327,748
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $161,211)	1,612,551	161,255
Total Investments (100.4%) (Cost $26,925,340)			47,489,003
Other Assets and Liabilities— Net (-0.4%)			(166,037)
Net Assets (100.0%)			47,322,966
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,477,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $55,344,000 was received for securities on loan, of which $55,327,000 is held in Vanguard Market Liquidity Fund and $17,000 is held in cash.

Information Technology Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2021	280	72,302	(1,766)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc.	8/31/21	BOANA	106,195	(0.120)	159	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
At February 28, 2021, the counterparties had deposited in segregated accounts securities with a value of $10,681,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,764,129)	47,327,748
Affiliated Issuers (Cost $161,211)	161,255
Total Investments in Securities	47,489,003
Investment in Vanguard	1,767
Cash	17
Cash Collateral Pledged—Futures Contracts	3,240
Receivables for Investment Securities Sold	229,461
Receivables for Accrued Income	40,493
Receivables for Capital Shares Issued	23,885
Variation Margin Receivable—Futures Contracts	267
Unrealized Appreciation—Over-the-Counter Swap Contracts	159
Total Assets	47,788,292
Liabilities
Due to Custodian	1,003
Payables for Investment Securities Purchased	218,759
Collateral for Securities on Loan	55,344
Payables for Capital Shares Redeemed	187,924
Payables to Vanguard	2,296
Total Liabilities	465,326
Net Assets	47,322,966
At February 28, 2021, net assets consisted of:

Paid-in Capital	25,285,710
Total Distributable Earnings (Loss)	22,037,256
Net Assets	47,322,966

ETF Shares—Net Assets
Applicable to 116,339,025 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,483,558
Net Asset Value Per Share—ETF Shares	$356.57

Admiral Shares—Net Assets
Applicable to 31,982,286 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,839,408
Net Asset Value Per Share—Admiral Shares	$182.58

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	196,028
Interest[1]	65
Securities Lending—Net	469
Total Income	196,562
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,345
Management and Administrative— ETF Shares	17,449
Management and Administrative— Admiral Shares	2,322
Marketing and Distribution— ETF Shares	652
Marketing and Distribution— Admiral Shares	146
Custodian Fees	65
Shareholders’ Reports—ETF Shares	131
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	6
Total Expenses	22,127
Net Investment Income	174,435
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,668,419
Futures Contracts	7,451
Swap Contracts	11,279
Realized Net Gain (Loss)	1,687,149
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,006,904
Futures Contracts	(5,046)
Swap Contracts	(10,782)
Change in Unrealized Appreciation (Depreciation)	1,991,076
Net Increase (Decrease) in Net Assets Resulting from Operations	3,852,660
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $65,000, $2,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,688,224,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	174,435	353,521
Realized Net Gain (Loss)	1,687,149	1,451,240
Change in Unrealized Appreciation (Depreciation)	1,991,076	13,001,468
Net Increase (Decrease) in Net Assets Resulting from Operations	3,852,660	14,806,229
Distributions
ETF Shares	(164,001)	(318,133)
Admiral Shares	(22,078)	(38,529)
Total Distributions	(186,079)	(356,662)
Capital Share Transactions
ETF Shares	(451,499)	5,140,709
Admiral Shares	247,726	1,061,125
Net Increase (Decrease) from Capital Share Transactions	(203,773)	6,201,834
Total Increase (Decrease)	3,462,808	20,651,401
Net Assets
Beginning of Period	43,860,158	23,208,757
End of Period	47,322,966	43,860,158

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$328.54	$213.66	$202.82	$151.19	$117.82	$102.35
Investment Operations
Net Investment Income	1.311[1]	2.926[1]	2.572[1]	1.921[1]	1.646[1]	1.566
Net Realized and Unrealized Gain (Loss) on Investments	28.116	114.955	10.792	51.430	33.329	16.049
Total from Investment Operations	29.427	117.881	13.364	53.351	34.975	17.615
Distributions
Dividends from Net Investment Income	(1.397)	(3.001)	(2.524)	(1.721)	(1.605)	(2.145)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.397)	(3.001)	(2.524)	(1.721)	(1.605)	(2.145)
Net Asset Value, End of Period	$356.57	$328.54	$213.66	$202.82	$151.19	$117.82
Total Return	9.00%	55.72%	6.70%	35.52%	29.93%	17.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,484	$38,711	$20,738	$22,595	$14,638	$9,429
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.78%	1.17%	1.32%	1.10%	1.24%	1.50%
Portfolio Turnover Rate[2]	1%	5%	5%	7%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$168.23	$109.40	$103.86	$77.42	$60.33	$52.41
Investment Operations
Net Investment Income	.674[1]	1.504[1]	1.326[1]	1.001[1]	.850[1]	.802
Net Realized and Unrealized Gain (Loss) on Investments	14.393	58.864	5.509	26.324	17.062	8.216
Total from Investment Operations	15.067	60.368	6.835	27.325	17.912	9.018
Distributions
Dividends from Net Investment Income	(.717)	(1.538)	(1.295)	(.885)	(.822)	(1.098)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.717)	(1.538)	(1.295)	(.885)	(.822)	(1.098)
Net Asset Value, End of Period	$182.58	$168.23	$109.40	$103.86	$77.42	$60.33
Total Return[2]	9.00%	55.78%	6.70%	35.54%	29.94%	17.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,839	$5,149	$2,470	$2,033	$933	$456
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.78%	1.17%	1.32%	1.10%	1.24%	1.50%
Portfolio Turnover Rate[3]	1%	5%	5%	7%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Notes to Financial Statements
Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts

Information Technology Index Fund
with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Information Technology Index Fund
Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $1,767,000, representing less than 0.01% of the fund’s net assets and 0.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,327,748	—	—	47,327,748
Temporary Cash Investments	161,255	—	—	161,255
Total	47,489,003	—	—	47,489,003
Derivative Financial Instruments
Assets
Swap Contracts	—	159	—	159
Liabilities
Futures Contracts[1]	1,766	—	—	1,766
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,944,155
Gross Unrealized Appreciation	20,846,096
Gross Unrealized Depreciation	(303,014)
Net Unrealized Appreciation (Depreciation)	20,543,082
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $280,212,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $3,070,692,000 of investment securities and sold $3,104,553,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,998,574,000 and $2,579,779,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,312,264	6,836	7,928,607	32,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,763,763)	(8,325)	(2,787,898)	(11,300)
Net Increase (Decrease)—ETF Shares	(451,499)	(1,489)	5,140,709	20,765
Admiral Shares
Issued	1,212,342	6,988	2,339,727	18,276
Issued in Lieu of Cash Distributions	20,040	121	35,023	293
Redeemed	(984,656)	(5,738)	(1,313,625)	(10,540)
Net Increase (Decrease)—Admiral Shares	247,726	1,371	1,061,125	8,029
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Materials Index Fund
Fund Allocation
As of February 28, 2021
Aluminum	0.8%
Commodity Chemicals	8.7
Construction Materials	4.9
Copper	4.5
Diversified Chemicals	2.2
Diversified Metals & Mining	0.3
Fertilizers & Agricultural Chemicals	7.1
Forest Products	0.5
Gold	4.9
Industrial Gases	17.0
Metal & Glass Containers	5.8
Paper Packaging	8.3
Paper Products	0.6
Silver	0.3
Specialty Chemicals	28.6
Steel	5.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Materials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Chemicals (63.4%)
*	Linde plc	1,639,678	400,524
	Air Products and Chemicals Inc.	690,497	176,505
	Sherwin-Williams Co.	255,364	173,734
	Ecolab Inc.	802,569	168,026
	Dow Inc.	2,317,249	137,436
	DuPont de Nemours Inc.	1,675,829	117,844
	Corteva Inc.	2,327,567	105,090
	PPG Industries Inc.	737,883	99,481
	International Flavors & Fragrances Inc.	674,156	91,355
	LyondellBasell Industries NV Class A	834,544	86,033
	Albemarle Corp.	359,107	56,455
	Celanese Corp. Class A	365,180	50,727
	Eastman Chemical Co.	423,127	46,231
	FMC Corp.	405,331	41,218
	Mosaic Co.	1,125,029	33,076
	RPM International Inc.	405,908	32,327
	CF Industries Holdings Inc.	668,247	30,258
	Scotts Miracle-Gro Co.	130,656	27,849
*	Axalta Coating Systems Ltd.	661,883	18,096
	Huntsman Corp.	620,761	16,947
	Olin Corp.	493,498	15,269
	Valvoline Inc.	578,658	14,443
	Ashland Global Holdings Inc.	170,278	14,324
	Element Solutions Inc.	695,308	12,550
	Avient Corp.	286,124	12,366
	Chemours Co.	514,137	12,098
	Balchem Corp.	101,248	12,085
	Quaker Chemical Corp.	41,787	11,800
	W R Grace & Co.	175,604	10,406
	NewMarket Corp.	27,292	10,343
	Sensient Technologies Corp.	132,285	10,298
	Westlake Chemical Corp.	119,559	10,233
	HB Fuller Co.	161,798	9,072
*	Ingevity Corp.	129,009	8,964
	Cabot Corp.	177,110	8,719
*	Livent Corp.	457,628	8,521
	Innospec Inc.	76,823	7,717
	Stepan Co.	63,355	7,646
	Minerals Technologies Inc.	106,688	7,599
	Trinseo SA	95,830	6,201
	Tronox Holdings plc Class A	323,286	5,929
*	Kraton Corp.	99,825	3,713
*	GCP Applied Technologies Inc.	148,618	3,684
*	Ferro Corp.	230,606	3,660
	Orion Engineered Carbons SA	189,535	3,355
	Chase Corp.	23,528	2,534
*	AdvanSix Inc.	87,340	2,428
*	Koppers Holdings Inc.	65,556	2,190
		Shares	Market Value• ($000)
	Hawkins Inc.	29,911	1,873
*	Rayonier Advanced Materials Inc.	187,319	1,733
	American Vanguard Corp.	84,653	1,652
	Tredegar Corp.	83,116	1,267
	FutureFuel Corp.	81,823	1,201
	Kronos Worldwide Inc.	71,210	1,029
*	Intrepid Potash Inc.	30,745	913
*	Venator Materials plc	181,177	694
			2,157,721
Construction Materials (4.9%)
	Vulcan Materials Co.	413,999	69,134
	Martin Marietta Materials Inc.	194,559	65,541
	Eagle Materials Inc.	124,090	15,558
*	Summit Materials Inc. Class A	356,180	9,870
*	U.S. Concrete Inc.	49,353	2,540
*	Forterra Inc.	92,613	2,155
			164,798
Containers & Packaging (14.0%)
	Ball Corp.	1,021,877	87,258
	International Paper Co.	1,166,763	57,930
	Amcor plc	4,425,249	48,412
	Avery Dennison Corp.	260,614	45,662
	Crown Holdings Inc.	420,810	40,213
	Packaging Corp. of America	296,379	39,128
	Westrock Co.	820,721	35,775
	AptarGroup Inc.	202,221	26,303
*	Berry Global Group Inc.	417,153	23,110
	Sealed Air Corp.	484,245	20,290
	Sonoco Products Co.	313,650	18,684
	Graphic Packaging Holding Co.	845,810	13,423
	Silgan Holdings Inc.	242,440	9,106
	O-I Glass Inc.	467,149	5,456
	Greif Inc. Class A	78,596	3,796
	Myers Industries Inc.	94,325	2,088
*	UFP Technologies Inc.	21,009	1,041
			477,675
Metals & Mining (16.4%)
	Freeport-McMoRan Inc.	4,538,578	153,903
	Newmont Corp.	2,509,748	136,480
	Nucor Corp.	943,379	56,433
	Steel Dynamics Inc.	657,388	27,334
	Reliance Steel & Aluminum Co.	199,256	26,342
	Royal Gold Inc.	204,767	21,236
	Cleveland-Cliffs Inc.	1,479,385	19,735
*	Alcoa Corp.	581,732	14,282
	U.S. Steel Corp.	820,009	13,620
	Hecla Mining Co.	1,659,483	10,836
	Commercial Metals Co.	375,301	9,439
*	Allegheny Technologies Inc.	397,432	7,813
	Worthington Industries Inc.	119,044	7,606
*	Coeur Mining Inc.	764,576	6,889
		Shares	Market Value• ($000)
*	Arconic Corp.	307,083	6,731
	Compass Minerals International Inc.	106,625	6,727
	Carpenter Technology Corp.	149,673	6,086
	Kaiser Aluminum Corp.	49,219	5,616
	Materion Corp.	63,272	4,333
	Warrior Met Coal Inc.	158,967	3,047
	Schnitzer Steel Industries Inc. Class A	83,556	2,886
*	Century Aluminum Co.	167,050	2,294
	SunCoke Energy Inc.	258,188	1,650
*,1	McEwen Mining Inc.	1,094,979	1,215
	Haynes International Inc.	39,140	1,093
*	TimkenSteel Corp.	112,619	910
*	Alpha Metallurgical Resource	53,244	799
*	Ryerson Holding Corp.	53,549	682
			556,017
Paper & Forest Products (1.1%)
	Louisiana-Pacific Corp.	341,669	16,267
	Domtar Corp.	172,489	6,391
	Schweitzer-Mauduit International Inc.	98,210	4,586
	Neenah Inc.	52,300	2,893
	Glatfelter Corp.	138,445	2,222
	Mercer International Inc.	133,565	2,053
*	Clearwater Paper Corp.	51,517	1,804
	Verso Corp. Class A	83,164	1,039
			37,255
Total Common Stocks (Cost $3,106,346)			3,393,466
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $11,335)	113,356	11,336
Total Investments (100.1%) (Cost $3,117,681)			3,404,802
Other Assets and Liabilities— Net (-0.1%)			(2,429)
Net Assets (100.0%)			3,402,373
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $108,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $195,000 was received for securities on loan, of which $190,000 is held in Vanguard Market Liquidity Fund and $5,000 is held in cash.

Materials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Amcor plc	8/31/21	BOANA	5,197	(0.120)	55	—
International Flavors & Fragrances Inc.	1/31/22	GSI	3,422	(0.192)	—	(34)
					55	(34)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,106,346)	3,393,466
Affiliated Issuers (Cost $11,335)	11,336
Total Investments in Securities	3,404,802
Investment in Vanguard	120
Cash	5
Receivables for Investment Securities Sold	2,913
Receivables for Accrued Income	5,502
Receivables for Capital Shares Issued	2,468
Unrealized Appreciation—Over-the-Counter Swap Contracts	55
Total Assets	3,415,865
Liabilities
Due to Custodian	97
Payables for Investment Securities Purchased	12,165
Collateral for Securities on Loan	195
Payables for Capital Shares Redeemed	843
Payables to Vanguard	158
Unrealized Depreciation—Over-the-Counter Swap Contracts	34
Total Liabilities	13,492
Net Assets	3,402,373
At February 28, 2021, net assets consisted of:

Paid-in Capital	3,148,014
Total Distributable Earnings (Loss)	254,359
Net Assets	3,402,373

ETF Shares—Net Assets
Applicable to 16,403,231 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,627,680
Net Asset Value Per Share—ETF Shares	$160.19

Admiral Shares—Net Assets
Applicable to 9,491,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	774,693
Net Asset Value Per Share—Admiral Shares	$81.62

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	24,936
Interest[1]	3
Securities Lending—Net	45
Total Income	24,984
Expenses
The Vanguard Group—Note B
Investment Advisory Services	212
Management and Administrative— ETF Shares	834
Management and Administrative— Admiral Shares	263
Marketing and Distribution— ETF Shares	51
Marketing and Distribution— Admiral Shares	18
Custodian Fees	9
Shareholders’ Reports—ETF Shares	5
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	—
Total Expenses	1,395
Net Investment Income	23,589
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	46,564
Swap Contracts	790
Realized Net Gain (Loss)	47,354
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	407,729
Swap Contracts	(352)
Change in Unrealized Appreciation (Depreciation)	407,377
Net Increase (Decrease) in Net Assets Resulting from Operations	478,320
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $64,308,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,589	45,709
Realized Net Gain (Loss)	47,354	56,831
Change in Unrealized Appreciation (Depreciation)	407,377	119,751
Net Increase (Decrease) in Net Assets Resulting from Operations	478,320	222,291
Distributions
ETF Shares	(19,115)	(36,101)
Admiral Shares	(6,319)	(10,501)
Total Distributions	(25,434)	(46,602)
Capital Share Transactions
ETF Shares	612,345	(371,010)
Admiral Shares	78,596	50,384
Net Increase (Decrease) from Capital Share Transactions	690,941	(320,626)
Total Increase (Decrease)	1,143,827	(144,937)
Net Assets
Beginning of Period	2,258,546	2,403,483
End of Period	3,402,373	2,258,546

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$134.84	$122.80	$134.33	$124.29	$108.16	$96.39
Investment Operations
Net Investment Income	1.259[1]	2.522[1]	2.501[1]	2.285[1]	2.175[1]	1.980
Net Realized and Unrealized Gain (Loss) on Investments	25.506	12.053	(11.541)	9.961	16.072	12.770
Total from Investment Operations	26.765	14.575	(9.040)	12.246	18.247	14.750
Distributions
Dividends from Net Investment Income	(1.415)	(2.535)	(2.490)	(2.206)	(2.117)	(2.980)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.415)	(2.535)	(2.490)	(2.206)	(2.117)	(2.980)
Net Asset Value, End of Period	$160.19	$134.84	$122.80	$134.33	$124.29	$108.16
Total Return	19.94%	12.12%	-6.73%	9.91%	17.06%	15.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,628	$1,676	$1,921	$2,749	$1,913	$1,448
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.67%	2.05%	2.04%	1.71%	1.87%	2.06%
Portfolio Turnover Rate[2]	3%	4%	4%	5%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$68.70	$62.57	$68.45	$63.33	$55.11	$49.12
Investment Operations
Net Investment Income	.646[1]	1.294[1]	1.282[1]	1.159[1]	1.104[1]	1.008
Net Realized and Unrealized Gain (Loss) on Investments	12.995	6.130	(5.892)	5.084	8.195	6.505
Total from Investment Operations	13.641	7.424	(4.610)	6.243	9.299	7.513
Distributions
Dividends from Net Investment Income	(.721)	(1.294)	(1.270)	(1.123)	(1.079)	(1.523)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.721)	(1.294)	(1.270)	(1.123)	(1.079)	(1.523)
Net Asset Value, End of Period	$81.62	$68.70	$62.57	$68.45	$63.33	$55.11
Total Return[2]	19.96%	12.14%	-6.74%	9.91%	17.06%	15.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$775	$583	$482	$452	$372	$235
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.08%	2.04%	1.71%	1.87%	2.06%
Portfolio Turnover Rate[3]	3%	4%	4%	5%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Notes to Financial Statements
Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Materials Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Materials Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $120,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,393,466	—	—	3,393,466
Temporary Cash Investments	11,336	—	—	11,336
Total	3,404,802	—	—	3,404,802
Derivative Financial Instruments
Assets
Swap Contracts	—	55	—	55
Liabilities
Swap Contracts	—	34	—	34
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,123,477
Gross Unrealized Appreciation	429,954
Gross Unrealized Depreciation	(148,629)
Net Unrealized Appreciation (Depreciation)	281,325
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $86,265,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $974,494,000 of investment securities and sold $284,540,000 of investment securities, other than temporary cash investments. Purchases and sales include $796,811,000 and $208,786,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Materials Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	821,144	5,327	449,882	3,931
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(208,799)	(1,350)	(820,892)	(7,150)
Net Increase (Decrease)—ETF Shares	612,345	3,977	(371,010)	(3,219)
Admiral Shares
Issued	158,681	2,042	170,584	2,794
Issued in Lieu of Cash Distributions	5,857	79	9,703	159
Redeemed	(85,942)	(1,114)	(129,903)	(2,174)
Net Increase (Decrease)—Admiral Shares	78,596	1,007	50,384	779
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Utilities Index Fund
Fund Allocation
As of February 28, 2021
Electric Utilities	59.8%
Gas Utilities	4.6
Independent Power Producers & Energy Traders	3.0
Multi-Utilities	26.7
Renewable Electricity	1.2
Water Utilities	4.7
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Utilities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Electric Utilities (59.7%)
	NextEra Energy Inc.	11,173,079	820,998
	Duke Energy Corp.	4,197,378	359,254
	Southern Co.	6,024,061	341,685
	Exelon Corp.	5,563,956	214,769
	American Electric Power Co. Inc.	2,831,049	211,904
	Xcel Energy Inc.	2,996,807	175,583
	Eversource Energy	1,955,206	155,400
	Edison International	2,158,768	116,552
	PPL Corp.	4,384,888	114,840
	FirstEnergy Corp.	3,094,524	102,553
	Entergy Corp.	1,141,982	99,135
*	PG&E Corp.	8,488,653	89,216
	Evergy Inc.	1,293,691	69,381
	Alliant Energy Corp.	1,424,448	65,752
	NRG Energy Inc.	1,392,837	50,852
	Pinnacle West Capital Corp.	642,177	44,907
	OGE Energy Corp.	1,140,780	33,391
	IDACORP Inc.	287,847	24,824
	Hawaiian Electric Industries Inc.	622,474	21,762
	Portland General Electric Co.	510,298	21,514
	PNM Resources Inc.	431,481	20,715
	ALLETE Inc.	296,337	18,411
	Avangrid Inc.	352,162	16,115
	MGE Energy Inc.	206,239	13,137
	Otter Tail Corp.	211,038	8,551
	Spark Energy Inc. Class A	67,016	668
			3,211,869
Gas Utilities (4.5%)
	Atmos Energy Corp.	717,939	60,745
	UGI Corp.	1,188,631	45,536
	New Jersey Resources Corp.	547,042	21,493
	National Fuel Gas Co.	466,858	21,214
		Shares	Market Value• ($000)
	ONE Gas Inc.	302,881	20,284
*	Southwest Gas Holdings Inc.	321,994	20,076
	Spire Inc.	294,500	19,561
	South Jersey Industries Inc.	573,619	14,404
	Chesapeake Utilities Corp.	99,599	10,531
	Northwest Natural Holding Co.	174,208	8,360
	Star Group LP	238,378	2,296
			244,500
Independent Power and Renewable Electricity Producers (4.2%)
	AES Corp.	3,793,260	100,749
	Vistra Corp.	2,510,584	43,308
	NextEra Energy Partners LP	395,416	28,723
	Ormat Technologies Inc.	251,888	21,579
*	Sunnova Energy International Inc.	293,777	13,173
	Clearway Energy Inc. Class C	398,880	10,953
	Clearway Energy Inc. Class A	232,974	6,092
			224,577
Multi-Utilities (26.6%)
	Dominion Energy Inc.	4,653,006	317,894
	Sempra Energy	1,565,229	181,535
	Public Service Enterprise Group Inc.	2,884,958	155,297
	WEC Energy Group Inc.	1,799,003	145,072
	DTE Energy Co.	1,103,906	129,952
	Consolidated Edison Inc.	1,909,794	125,378
	Ameren Corp.	1,309,869	92,045
	CMS Energy Corp.	1,633,024	88,363
	CenterPoint Energy Inc.	3,107,241	60,405
	NiSource Inc.	2,185,543	47,208
	MDU Resources Group Inc.	1,143,607	32,135
		Shares	Market Value• ($000)
	Black Hills Corp.	357,696	21,161
	NorthWestern Corp.	288,667	16,881
	Avista Corp.	392,048	15,764
	Unitil Corp.	85,640	3,583
			1,432,673
Water Utilities (4.7%)
	American Water Works Co. Inc.	1,033,826	146,679
	Essential Utilities Inc.	1,328,885	55,893
	California Water Service Group	284,222	15,618
	American States Water Co.	210,508	15,377
	SJW Group	146,310	9,171
	Middlesex Water Co.	99,661	6,844
	York Water Co.	74,601	3,104
			252,686
Total Common Stocks (Cost $5,331,461)			5,366,305
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.099% (Cost $1,153)	11,531	1,153
Total Investments (99.7%) (Cost $5,332,614)			5,367,458
Other Assets and Liabilities— Net (0.3%)			16,154
Net Assets (100.0%)			5,383,612
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/22	GSI	7,266	(0.108)	—	(239)
Sempra Energy	8/31/21	BOANA	9,278	(0.120)	—	(2)
					—	(241)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,331,461)	5,366,305
Affiliated Issuers (Cost $1,153)	1,153
Total Investments in Securities	5,367,458
Investment in Vanguard	216
Receivables for Investment Securities Sold	10,979
Receivables for Accrued Income	23,369
Receivables for Capital Shares Issued	2,569
Total Assets	5,404,591
Liabilities
Payables for Investment Securities Purchased	18,250
Payables for Capital Shares Redeemed	2,226
Payables to Vanguard	262
Unrealized Depreciation—Over-the-Counter Swap Contracts	241
Total Liabilities	20,979
Net Assets	5,383,612
At February 28, 2021, net assets consisted of:

Paid-in Capital	5,408,961
Total Distributable Earnings (Loss)	(25,349)
Net Assets	5,383,612

ETF Shares—Net Assets
Applicable to 31,975,886 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,100,629
Net Asset Value Per Share—ETF Shares	$128.24

Admiral Shares—Net Assets
Applicable to 19,940,781 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,282,983
Net Asset Value Per Share—Admiral Shares	$64.34

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	89,629
Interest[1]	5
Securities Lending—Net	3
Total Income	89,637
Expenses
The Vanguard Group—Note B
Investment Advisory Services	425
Management and Administrative— ETF Shares	1,672
Management and Administrative— Admiral Shares	521
Marketing and Distribution— ETF Shares	102
Marketing and Distribution— Admiral Shares	37
Custodian Fees	11
Shareholders’ Reports—ETF Shares	22
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	1
Total Expenses	2,797
Net Investment Income	86,840
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	69,723
Swap Contracts	(1,345)
Realized Net Gain (Loss)	68,378
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(102,241)
Swap Contracts	102
Change in Unrealized Appreciation (Depreciation)	(102,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,079
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $97,714,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86,840	174,764
Realized Net Gain (Loss)	68,378	226,378
Change in Unrealized Appreciation (Depreciation)	(102,139)	(672,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,079	(271,747)
Distributions
ETF Shares	(70,246)	(131,064)
Admiral Shares	(21,973)	(41,364)
Total Distributions	(92,219)	(172,428)
Capital Share Transactions
ETF Shares	114,174	241,730
Admiral Shares	13,314	124,351
Net Increase (Decrease) from Capital Share Transactions	127,488	366,081
Total Increase (Decrease)	88,348	(78,094)
Net Assets
Beginning of Period	5,295,264	5,373,358
End of Period	5,383,612	5,295,264

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$129.35	$139.09	$119.32	$120.75	$107.35	$91.41
Investment Operations
Net Investment Income	2.083[1]	4.306[1]	4.087[1]	3.757[1]	3.697[1]	3.355
Net Realized and Unrealized Gain (Loss) on Investments	(.977)	(9.802)	19.562	(1.434)	13.374	15.889
Total from Investment Operations	1.106	(5.496)	23.649	2.323	17.071	19.244
Distributions
Dividends from Net Investment Income	(2.216)	(4.244)	(3.879)	(3.753)	(3.671)	(3.304)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.216)	(4.244)	(3.879)	(3.753)	(3.671)	(3.304)
Net Asset Value, End of Period	$128.24	$129.35	$139.09	$119.32	$120.75	$107.35
Total Return	0.81%	-4.08%	20.17%	2.05%	16.27%	21.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,101	$4,014	$4,107	$2,809	$2,689	$2,249
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.10%	3.18%	3.22%	3.25%	3.33%	3.38%
Portfolio Turnover Rate[2]	3%	5%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$64.89	$69.78	$59.86	$60.58	$53.86	$45.86
Investment Operations
Net Investment Income	1.049[1]	2.163[1]	2.038[1]	1.883[1]	1.863[1]	1.683
Net Realized and Unrealized Gain (Loss) on Investments	(.487)	(4.924)	9.828	(.719)	6.698	7.974
Total from Investment Operations	.562	(2.761)	11.866	1.164	8.561	9.657
Distributions
Dividends from Net Investment Income	(1.112)	(2.129)	(1.946)	(1.884)	(1.841)	(1.657)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.112)	(2.129)	(1.946)	(1.884)	(1.841)	(1.657)
Net Asset Value, End of Period	$64.34	$64.89	$69.78	$59.86	$60.58	$53.86
Total Return[2]	0.83%	-4.05%	20.19%	2.04%	16.24%	21.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,283	$1,281	$1,266	$868	$845	$704
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.11%	3.18%	3.22%	3.25%	3.33%	3.38%
Portfolio Turnover Rate[3]	3%	5%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Notes to Financial Statements
Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Utilities Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Utilities Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $216,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,366,305	—	—	5,366,305
Temporary Cash Investments	1,153	—	—	1,153
Total	5,367,458	—	—	5,367,458
Derivative Financial Instruments
Liabilities
Swap Contracts	—	241	—	241
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,345,920
Gross Unrealized Appreciation	449,581
Gross Unrealized Depreciation	(428,043)
Net Unrealized Appreciation (Depreciation)	21,538
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $145,656,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $673,312,000 of investment securities and sold $553,233,000 of investment securities, other than temporary cash investments. Purchases and sales include $427,585,000 and $392,086,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Utilities Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	506,942	3,818	1,271,911	9,330
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(392,768)	(2,875)	(1,030,181)	(7,825)
Net Increase (Decrease)—ETF Shares	114,174	943	241,730	1,505
Admiral Shares
Issued	220,074	3,226	569,278	8,372
Issued in Lieu of Cash Distributions	17,726	268	33,444	493
Redeemed	(224,486)	(3,297)	(4,783,710)	(7,268)
Net Increase (Decrease)—Admiral Shares	13,314	197	124,351	1,597
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Vanguard and any related funds.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q4832 042021

Semiannual Report  |  February 28, 2021
Vanguard Extended Duration Treasury Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$856.90	$0.32
Institutional Shares	1,000.00	856.80	0.28
Institutional Plus Shares	1,000.00	856.70	0.18
Based on Hypothetical 5% Yearly Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Extended Duration Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2021
15 - 20 Years	0.4%
20 - 25 Years	51.4
25 - 30 Years	48.2
The table reflects the fund's investments, except for short-term investments.
3

Extended Duration Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/41	12,443	8,082
United States Treasury Strip Coupon	0.000%	5/15/41	63,051	40,619
United States Treasury Strip Coupon	0.000%	8/15/41	66,015	42,291
United States Treasury Strip Coupon	0.000%	11/15/41	59,007	37,516
United States Treasury Strip Coupon	0.000%	2/15/42	67,889	42,860
United States Treasury Strip Coupon	0.000%	5/15/42	40,726	25,495
United States Treasury Strip Coupon	0.000%	8/15/42	77,238	48,123
United States Treasury Strip Coupon	0.000%	11/15/42	48,116	29,783
United States Treasury Strip Coupon	0.000%	2/15/43	50,601	31,143
United States Treasury Strip Coupon	0.000%	5/15/43	72,246	44,183
United States Treasury Strip Coupon	0.000%	8/15/43	50,051	30,410
United States Treasury Strip Coupon	0.000%	11/15/43	51,263	30,942
United States Treasury Strip Coupon	0.000%	2/15/44	66,562	39,953
United States Treasury Strip Coupon	0.000%	5/15/44	41,159	24,525
United States Treasury Strip Coupon	0.000%	8/15/44	36,963	21,852
United States Treasury Strip Coupon	0.000%	11/15/44	56,987	33,475
United States Treasury Strip Coupon	0.000%	2/15/45	49,532	28,938
United States Treasury Strip Coupon	0.000%	5/15/45	49,701	28,881
United States Treasury Strip Coupon	0.000%	8/15/45	33,547	19,355
United States Treasury Strip Coupon	0.000%	11/15/45	54,011	30,976
United States Treasury Strip Coupon	0.000%	2/15/46	59,373	33,945
United States Treasury Strip Coupon	0.000%	5/15/46	59,138	33,556
United States Treasury Strip Coupon	0.000%	8/15/46	50,252	28,373
United States Treasury Strip Coupon	0.000%	11/15/46	58,960	33,119
United States Treasury Strip Coupon	0.000%	2/15/47	55,455	31,033
United States Treasury Strip Coupon	0.000%	5/15/47	50,102	27,865
United States Treasury Strip Coupon	0.000%	8/15/47	45,484	25,144
United States Treasury Strip Coupon	0.000%	11/15/47	65,703	36,085
United States Treasury Strip Coupon	0.000%	2/15/48	42,104	23,055
United States Treasury Strip Coupon	0.000%	5/15/48	71,272	38,821
United States Treasury Strip Coupon	0.000%	8/15/48	41,884	22,709
United States Treasury Strip Coupon	0.000%	11/15/48	47,537	25,674
United States Treasury Strip Coupon	0.000%	2/15/49	43,151	23,180
United States Treasury Strip Coupon	0.000%	5/15/49	33,660	17,998
United States Treasury Strip Coupon	0.000%	8/15/49	12,624	6,727
United States Treasury Strip Coupon	0.000%	11/15/49	8,175	4,360
United States Treasury Strip Coupon	0.000%	2/15/50	9,024	4,764
United States Treasury Strip Coupon	0.000%	5/15/50	3,557	1,873
United States Treasury Strip Coupon	0.000%	8/15/50	2,024	1,063
4

Extended Duration Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Strip Coupon	0.000%	11/15/50	1,019	533
United States Treasury Strip Coupon	0.000%	2/15/51	1,067	554
United States Treasury Strip Principal	0.000%	5/15/41	38,710	25,634
United States Treasury Strip Principal	0.000%	8/15/41	40,956	26,890
United States Treasury Strip Principal	0.000%	11/15/41	37,894	24,690
United States Treasury Strip Principal	0.000%	2/15/42	26,264	17,016
United States Treasury Strip Principal	0.000%	5/15/42	22,220	14,249
United States Treasury Strip Principal	0.000%	8/15/42	25,615	16,304
United States Treasury Strip Principal	0.000%	11/15/42	47,002	29,670
United States Treasury Strip Principal	0.000%	2/15/43	49,172	30,859
United States Treasury Strip Principal	0.000%	5/15/43	24,877	15,513
United States Treasury Strip Principal	0.000%	8/15/43	38,761	23,999
United States Treasury Strip Principal	0.000%	11/15/43	47,228	29,023
United States Treasury Strip Principal	0.000%	2/15/44	40,732	24,853
United States Treasury Strip Principal	0.000%	5/15/44	30,302	18,337
United States Treasury Strip Principal	0.000%	8/15/44	50,008	30,056
United States Treasury Strip Principal	0.000%	11/15/44	45,868	27,388
United States Treasury Strip Principal	0.000%	2/15/45	25,342	15,027
United States Treasury Strip Principal	0.000%	5/15/45	32,142	18,984
United States Treasury Strip Principal	0.000%	8/15/45	46,470	27,250
United States Treasury Strip Principal	0.000%	11/15/45	44,749	26,108
United States Treasury Strip Principal	0.000%	2/15/46	44,728	25,893
United States Treasury Strip Principal	0.000%	5/15/46	41,384	23,776
United States Treasury Strip Principal	0.000%	8/15/46	27,271	15,583
United States Treasury Strip Principal	0.000%	11/15/46	55,396	31,489
United States Treasury Strip Principal	0.000%	2/15/47	59,080	33,477
United States Treasury Strip Principal	0.000%	5/15/47	39,017	21,984
United States Treasury Strip Principal	0.000%	8/15/47	48,840	27,328
United States Treasury Strip Principal	0.000%	11/15/47	66,994	37,276
United States Treasury Strip Principal	0.000%	2/15/48	69,448	38,462
United States Treasury Strip Principal	0.000%	5/15/48	57,795	31,832
United States Treasury Strip Principal	0.000%	8/15/48	40,947	22,447
United States Treasury Strip Principal	0.000%	11/15/48	31,851	17,409
United States Treasury Strip Principal	0.000%	2/15/49	66,603	36,174
United States Treasury Strip Principal	0.000%	5/15/49	46,462	25,100
United States Treasury Strip Principal	0.000%	8/15/49	55,404	29,719
United States Treasury Strip Principal	0.000%	11/15/49	74,886	40,023
United States Treasury Strip Principal	0.000%	2/15/50	57,924	30,799
United States Treasury Strip Principal	0.000%	5/15/50	101,693	53,746
United States Treasury Strip Principal	0.000%	8/15/50	102,050	53,680
United States Treasury Strip Principal	0.000%	11/15/50	105,550	55,208
United States Treasury Strip Principal	0.000%	2/15/51	97,050	50,345
Total U.S. Government and Agency Obligations (Cost $2,258,472)				2,203,433
5

Extended Duration Treasury Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $339)	0.099%	3,395	339
Total Investments (100.0%) (Cost $2,258,811)				2,203,772
Other Assets and Liabilities—Net (0.0%)				(546)
Net Assets (100%)				2,203,226
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,258,472)	2,203,433
Affiliated Issuers (Cost $339)	339
Total Investments in Securities	2,203,772
Investment in Vanguard	93
Receivables for Investment Securities Sold	60,122
Receivables for Capital Shares Issued	12,500
Total Assets	2,276,487
Liabilities
Due to Custodian	119
Payables for Investment Securities Purchased	65,561
Payables for Capital Shares Redeemed	7,517
Payables to Vanguard	64
Total Liabilities	73,261
Net Assets	2,203,226
At February 28, 2021, net assets consisted of:

Paid-in Capital	2,059,949
Total Distributable Earnings (Loss)	143,277
Net Assets	2,203,226

ETF Shares—Net Assets
Applicable to 8,075,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,080,057
Net Asset Value Per Share—ETF Shares	$133.75

Institutional Shares—Net Assets
Applicable to 19,106,721 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	772,092
Net Asset Value Per Share—Institutional Shares	$40.41

Institutional Plus Shares—Net Assets
Applicable to 3,461,054 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	351,077
Net Asset Value Per Share—Institutional Plus Shares	$101.44
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest[1]	26,694
Total Income	26,694
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative—ETF Shares	454
Management and Administrative—Institutional Shares	229
Management and Administrative—Institutional Plus Shares	89
Marketing and Distribution—ETF Shares	37
Marketing and Distribution—Institutional Shares	11
Marketing and Distribution—Institutional Plus Shares	3
Custodian Fees	3
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	878
Net Investment Income	25,816
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	192,532
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(614,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	(395,820)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $188,801,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,816	63,819
Realized Net Gain (Loss)	192,532	405,593
Change in Unrealized Appreciation (Depreciation)	(614,168)	(49,993)
Net Increase (Decrease) in Net Assets Resulting from Operations	(395,820)	419,419
Distributions
ETF Shares	(62,239)	(39,381)
Institutional Shares	(36,767)	(26,547)
Institutional Plus Shares	(22,186)	(23,883)
Total Distributions	(121,192)	(89,811)
Capital Share Transactions
ETF Shares	(459,878)	343,500
Institutional Shares	44,786	(76,455)
Institutional Plus Shares	(253,581)	(182,509)
Net Increase (Decrease) from Capital Share Transactions	(668,673)	84,536
Total Increase (Decrease)	(1,185,685)	414,144
Net Assets
Beginning of Period	3,388,911	2,974,767
End of Period	2,203,226	3,388,911
See accompanying Notes, which are an integral part of the Financial Statements.
9

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$163.11	$146.43	$113.39	$120.92	$139.77	$116.00
Investment Operations
Net Investment Income	1.393[1]	3.146[1]	3.347[1]	3.353[1]	3.383[1]	3.420
Net Realized and Unrealized Gain (Loss) on Investments[2]	(23.945)	18.113	32.972	(7.272)	(16.377)	25.019
Total from Investment Operations	(22.552)	21.259	36.319	(3.919)	(12.994)	28.439
Distributions
Dividends from Net Investment Income	(1.474)	(3.329)	(3.279)	(3.314)	(3.402)	(3.414)
Distributions from Realized Capital Gains	(5.334)	(1.250)	—	(.297)	(2.454)	(1.255)
Total Distributions	(6.808)	(4.579)	(3.279)	(3.611)	(5.856)	(4.669)
Net Asset Value, End of Period	$133.75	$163.11	$146.43	$113.39	$120.92	$139.77
Total Return	-14.31%	14.98%	32.92%	-3.24%	-8.86%	25.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,080	$1,810	$1,333	$658	$623	$615
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.06%	2.87%	2.93%	2.90%	2.77%
Portfolio Turnover Rate[3]	8%	17%	20%	18%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.03, $.07, $.04, $.07, $.16, and $.06.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$49.27	$44.24	$34.25	$36.52	$42.20	$35.02
Investment Operations
Net Investment Income	.422[1]	.959[1]	1.015[1]	1.016[1]	1.024[1]	1.036
Net Realized and Unrealized Gain (Loss) on Investments[2]	(7.222)	5.459	9.967	(2.191)	(4.934)	7.558
Total from Investment Operations	(6.800)	6.418	10.982	(1.175)	(3.910)	8.594
Distributions
Dividends from Net Investment Income	(.448)	(1.010)	(.992)	(1.005)	(1.030)	(1.035)
Distributions from Realized Capital Gains	(1.612)	(.378)	—	(.090)	(.740)	(.379)
Total Distributions	(2.060)	(1.388)	(.992)	(1.095)	(1.770)	(1.414)
Net Asset Value, End of Period	$40.41	$49.27	$44.24	$34.25	$36.52	$42.20
Total Return[3]	-14.32%	14.98%	32.94%	-3.23%	-8.86%	25.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$772	$889	$862	$787	$682	$660
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.10%	2.88%	2.94%	2.91%	2.78%
Portfolio Turnover Rate[4]	8%	17%	20%	18%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.01, $.02, $.01, $.02, $.05, and $.02.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$123.70	$111.06	$85.99	$91.68	$105.93	$87.92
Investment Operations
Net Investment Income	1.074[1]	2.432[1]	2.564[1]	2.568[1]	2.588[1]	2.620
Net Realized and Unrealized Gain (Loss) on Investments[2]	(18.153)	13.716	25.015	(5.492)	(12.375)	18.958
Total from Investment Operations	(17.079)	16.148	27.579	(2.924)	(9.787)	21.578
Distributions
Dividends from Net Investment Income	(1.135)	(2.560)	(2.509)	(2.541)	(2.603)	(2.616)
Distributions from Realized Capital Gains	(4.046)	(.948)	—	(.225)	(1.860)	(.952)
Total Distributions	(5.181)	(3.508)	(2.509)	(2.766)	(4.463)	(3.568)
Net Asset Value, End of Period	$101.44	$123.70	$111.06	$85.99	$91.68	$105.93
Total Return[3]	-14.33%	15.02%	32.95%	-3.20%	-8.84%	25.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$351	$689	$780	$533	$367	$258
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.12%	2.90%	2.96%	2.93%	2.80%
Portfolio Turnover Rate[4]	8%	17%	20%	18%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02, $.05, $.03, $.06, $.12, and $.05.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
13

Extended Duration Treasury Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $93,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
14

Extended Duration Treasury Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,203,433	—	2,203,433
Temporary Cash Investments	339	—	—	339
Total	339	2,203,433	—	2,203,772
D.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,260,506
Gross Unrealized Appreciation	142,757
Gross Unrealized Depreciation	(199,491)
Net Unrealized Appreciation (Depreciation)	(56,734)
E.  During the six months ended February 28, 2021, the fund purchased $485,794,000 of investment securities and sold $1,275,974,000 of investment securities, other than temporary cash investments. Purchases and sales include $257,350,000 and $990,224,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	532,866	3,400	1,411,503	8,875
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(992,744)	(6,425)	(1,068,003)	(6,875)
Net Increase (Decrease)—ETF Shares	(459,878)	(3,025)	343,500	2,000
15

Extended Duration Treasury Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	83,809	1,875	166,646	3,592
Issued in Lieu of Cash Distributions	36,572	789	26,362	611
Redeemed	(75,595)	(1,608)	(269,463)	(5,642)
Net Increase (Decrease)—Institutional Shares	44,786	1,056	(76,455)	(1,439)
Institutional Plus Shares
Issued[1]	4,466	35	332	—
Issued in Lieu of Cash Distributions	22,186	191	23,883	221
Redeemed	(280,233)	(2,335)	(206,724)	(1,674)
Net Increase (Decrease)—Institutional Plus Shares	(253,581)	(2,109)	(182,509)	(1,453)
1	Includes purchase fees for fiscal 2021 and 2020 of $470,000 and $1,324,000, respectively (fund totals).
G.  Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
16

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© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q12752 042021

Semiannual Report   |   February 28, 2021
Vanguard Mega Cap Index Funds
Vanguard Mega Cap Index Fund
Vanguard Mega Cap Growth Index Fund
Vanguard Mega Cap Value Index Fund

Contents
About Your Fund’s Expenses	1
Mega Cap Index Fund	3
Mega Cap Growth Index Fund	20
Mega Cap Value Index Fund	34

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,084.10	$0.36
Institutional Shares	1,000.00	1,084.20	0.31
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,035.00	$0.35
Institutional Shares	1,000.00	1,035.10	0.30
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,152.60	$0.37
Institutional Shares	1,000.00	1,152.80	0.32
Based on Hypothetical 5% Yearly Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Mega Cap Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; for the Mega Cap Growth Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; and for the Mega Cap Value Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Mega Cap Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	1.2%
Consumer Discretionary	16.7
Consumer Staples	5.4
Energy	2.4
Financials	10.5
Health Care	13.0
Industrials	13.3
Real Estate	1.3
Technology	30.3
Telecommunications	3.8
Utilities	2.1
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Mega Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.1%)
	Linde plc	68,658	16,771
	Air Products and Chemicals Inc.	29,013	7,416
	Ecolab Inc.	33,571	7,029
	Dow Inc.	97,169	5,763
	Newmont Corp.	52,875	2,876
	LyondellBasell Industries NV Class A	16,521	1,703
			41,558
Consumer Discretionary (16.7%)
*	Amazon.com Inc.	55,846	172,728
*	Tesla Inc.	99,347	67,109
	Walt Disney Co.	236,742	44,754
	Home Depot Inc.	141,067	36,443
*	Netflix Inc.	57,855	31,175
	Walmart Inc.	185,585	24,111
	NIKE Inc. Class B	164,445	22,164
	McDonald's Corp.	97,620	20,123
	Costco Wholesale Corp.	57,822	19,139
	Starbucks Corp.	153,751	16,610
	Lowe's Cos. Inc.	95,972	15,332
*	Booking Holdings Inc.	5,326	12,402
	Target Corp.	65,605	12,035
	Activision Blizzard Inc.	101,181	9,674
	TJX Cos. Inc.	141,393	9,331
	General Motors Co.	159,000	8,161
*	Uber Technologies Inc.	149,941	7,759
	Estee Lauder Cos. Inc. Class A	26,772	7,653
	Dollar General Corp.	32,542	6,150
	Ford Motor Co.	512,323	5,994
	Ross Stores Inc.	46,497	5,423
	Electronic Arts Inc.	38,047	5,097
	eBay Inc.	85,978	4,851
	Marriott International Inc. Class A	31,885	4,721
*	O'Reilly Automotive Inc.	9,427	4,217
	Yum! Brands Inc.	39,407	4,080
	VF Corp.	40,641	3,216
	Las Vegas Sands Corp.	50,008	3,131
*	Lululemon Athletica Inc.	7,772	2,422
	Southwest Airlines Co.	38,973	2,265
4

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Hilton Worldwide Holdings Inc.	18,290	2,262
*	AutoZone Inc.	1,553	1,801
*	Airbnb Inc. Class A	6,550	1,352
	Sirius XM Holdings Inc.	67,687	396
			594,081
Consumer Staples (5.4%)
	Procter & Gamble Co.	324,853	40,129
	Coca-Cola Co.	506,694	24,823
	PepsiCo Inc.	181,062	23,391
	Philip Morris International Inc.	203,913	17,133
	CVS Health Corp.	171,324	11,672
	Altria Group Inc.	243,217	10,604
	Mondelez International Inc. Class A	187,274	9,956
	Colgate-Palmolive Co.	112,127	8,432
	Kimberly-Clark Corp.	44,649	5,730
	Sysco Corp.	63,535	5,059
	Walgreens Boots Alliance Inc.	96,565	4,628
	Constellation Brands Inc. Class A	21,152	4,530
	General Mills Inc.	79,749	4,387
*	Monster Beverage Corp.	48,561	4,261
	Brown-Forman Corp. Class B	40,805	2,921
	Kraft Heinz Co.	80,231	2,919
	Hershey Co.	19,423	2,829
	Keurig Dr Pepper Inc.	73,996	2,258
	Archer-Daniels-Midland Co.	36,545	2,068
	McKesson Corp.	10,520	1,783
	Kroger Co.	48,285	1,555
	Brown-Forman Corp. Class A	5,391	359
			191,427
Energy (2.4%)
	Exxon Mobil Corp.	553,663	30,103
	Chevron Corp.	252,027	25,203
	ConocoPhillips	177,333	9,223
	Schlumberger NV	181,590	5,068
	EOG Resources Inc.	76,442	4,935
	Kinder Morgan Inc.	252,149	3,707
	Phillips 66	28,724	2,385
	Marathon Petroleum Corp.	42,956	2,346
	Williams Cos. Inc.	80,033	1,828
			84,798
Financials (10.5%)
	JPMorgan Chase & Co.	399,409	58,781
*	Berkshire Hathaway Inc. Class B	233,411	56,138
	Bank of America Corp.	1,020,234	35,412
	Wells Fargo & Co.	514,644	18,615
	Citigroup Inc.	272,791	17,971
	Morgan Stanley	196,551	15,109
	Goldman Sachs Group Inc.	45,123	14,416
	BlackRock Inc.	17,970	12,480
	Charles Schwab Corp.	199,989	12,343
	S&P Global Inc.	31,508	10,377
	Truist Financial Corp.	176,510	10,054
	CME Group Inc.	47,008	9,388
	PNC Financial Services Group Inc.	55,439	9,334
5

Mega Cap Index Fund
		Shares	Market Value• ($000)
	U.S. Bancorp	177,789	8,889
	Chubb Ltd.	50,292	8,176
	Intercontinental Exchange Inc.	73,743	8,135
	Marsh & McLennan Cos. Inc.	66,420	7,653
	Aon plc Class A	29,835	6,794
	Progressive Corp.	76,849	6,605
	Blackstone Group Inc. Class A	88,238	6,109
	Moody's Corp.	20,993	5,771
	MetLife Inc.	88,680	5,108
	T Rowe Price Group Inc.	29,732	4,821
	Travelers Cos. Inc.	33,006	4,802
	Prudential Financial Inc.	51,932	4,504
	Bank of New York Mellon Corp.	104,195	4,393
	Aflac Inc.	87,643	4,197
	Allstate Corp.	37,928	4,043
	American International Group Inc.	55,960	2,459
*	Berkshire Hathaway Inc. Class A	5	1,823
*,1	Rocket Cos. Inc. Class A	15,062	329
			375,029
Health Care (13.0%)
	Johnson & Johnson	344,931	54,658
	UnitedHealth Group Inc.	124,296	41,294
	Abbott Laboratories	232,153	27,807
	AbbVie Inc.	231,300	24,920
	Pfizer Inc.	728,161	24,386
	Merck & Co. Inc.	331,495	24,073
	Thermo Fisher Scientific Inc.	51,903	23,361
	Eli Lilly and Co.	112,817	23,115
	Medtronic plc	176,318	20,624
	Danaher Corp.	83,754	18,398
	Bristol-Myers Squibb Co.	296,007	18,154
	Amgen Inc.	76,216	17,143
*	Intuitive Surgical Inc.	15,428	11,367
	Stryker Corp.	44,271	10,744
	Gilead Sciences Inc.	163,979	10,068
	Cigna Corp.	47,285	9,925
	Anthem Inc.	32,632	9,894
	Zoetis Inc.	62,168	9,651
	Becton Dickinson and Co.	37,952	9,152
*	Illumina Inc.	19,109	8,397
*	Boston Scientific Corp.	187,235	7,261
*	Vertex Pharmaceuticals Inc.	34,102	7,248
*	Edwards Lifesciences Corp.	81,439	6,768
	Humana Inc.	17,360	6,591
	HCA Healthcare Inc.	35,544	6,115
*	Regeneron Pharmaceuticals Inc.	13,035	5,873
*	Biogen Inc.	20,140	5,496
	Baxter International Inc.	67,054	5,209
	Agilent Technologies Inc.	40,189	4,906
	Zimmer Biomet Holdings Inc.	27,206	4,436
*	Moderna Inc.	20,808	3,221
*	Alexion Pharmaceuticals Inc.	13,717	2,095
			462,350
6

Mega Cap Index Fund
		Shares	Market Value• ($000)
Industrials (13.3%)
	Visa Inc. Class A	221,723	47,092
	Mastercard Inc. Class A	116,523	41,232
*	PayPal Holdings Inc.	153,475	39,880
	Accenture plc Class A	83,019	20,829
	Honeywell International Inc.	91,935	18,603
	Union Pacific Corp.	88,269	18,180
	Boeing Co.	73,978	15,684
	Caterpillar Inc.	71,133	15,356
	United Parcel Service Inc. Class B	93,661	14,783
	General Electric Co.	1,146,392	14,376
	Raytheon Technologies Corp.	198,949	14,322
	3M Co.	75,592	13,233
	Deere & Co.	37,019	12,924
*	Square Inc. Class A	50,284	11,567
	Fidelity National Information Services Inc.	81,216	11,208
	American Express Co.	79,071	10,695
	Lockheed Martin Corp.	31,199	10,303
	Automatic Data Processing Inc.	53,351	9,284
	CSX Corp.	100,045	9,159
*	Fiserv Inc.	74,633	8,610
	Norfolk Southern Corp.	33,323	8,399
	FedEx Corp.	31,000	7,889
	Global Payments Inc.	39,118	7,745
	Illinois Tool Works Inc.	37,227	7,527
	Sherwin-Williams Co.	10,727	7,298
	Capital One Financial Corp.	60,119	7,226
	Eaton Corp. plc	52,118	6,785
	Emerson Electric Co.	78,285	6,725
	Northrop Grumman Corp.	19,674	5,738
	Johnson Controls International plc	95,116	5,307
	General Dynamics Corp.	31,912	5,217
	DuPont de Nemours Inc.	70,279	4,942
	Cummins Inc.	19,272	4,880
	Parker-Hannifin Corp.	16,862	4,839
	Trane Technologies plc	31,560	4,836
	PPG Industries Inc.	30,872	4,162
	PACCAR Inc.	45,587	4,148
	Paychex Inc.	42,209	3,844
	Stanley Black & Decker Inc.	20,888	3,652
	Rockwell Automation Inc.	7,595	1,848
	Otis Worldwide Corp.	28,269	1,801
*	Vontier Corp.	20	1
			472,129
Real Estate (1.3%)
	American Tower Corp.	58,149	12,568
	Prologis Inc.	96,920	9,602
	Crown Castle International Corp.	56,602	8,816
	Equinix Inc.	11,645	7,550
	Public Storage	19,455	4,551
	Simon Property Group Inc.	21,407	2,417
			45,504
Technology (30.2%)
	Apple Inc.	2,004,508	243,067
	Microsoft Corp.	990,440	230,158
7

Mega Cap Index Fund
		Shares	Market Value• ($000)
*	Facebook Inc. Class A	314,960	81,140
*	Alphabet Inc. Class A	39,313	79,487
*	Alphabet Inc. Class C	36,792	74,940
	NVIDIA Corp.	77,075	42,282
	Intel Corp.	536,975	32,637
*	Adobe Inc.	62,804	28,869
	Broadcom Inc.	52,978	24,893
*	salesforce.com Inc.	113,189	24,505
	Texas Instruments Inc.	120,310	20,726
	QUALCOMM Inc.	148,224	20,187
	Oracle Corp.	236,649	15,266
	Applied Materials Inc.	119,566	14,132
	International Business Machines Corp.	116,719	13,881
*	ServiceNow Inc.	25,558	13,634
*	Micron Technology Inc.	145,681	13,334
*	Advanced Micro Devices Inc.	157,529	13,313
	Intuit Inc.	32,714	12,763
	Lam Research Corp.	18,803	10,665
*	Zoom Video Communications Inc. Class A	24,229	9,052
*	Autodesk Inc.	28,762	7,938
	Analog Devices Inc.	48,370	7,537
*	Workday Inc. Class A	23,621	5,791
	TE Connectivity Ltd.	43,457	5,651
	HP Inc.	180,384	5,226
	Roper Technologies Inc.	13,732	5,186
	Cognizant Technology Solutions Corp. Class A	70,192	5,158
*	Snap Inc. Class A	72,919	4,788
*	Twilio Inc. Class A	9,193	3,612
*	Dell Technologies Class C	32,497	2,635
*	VMware Inc. Class A	10,460	1,446
*	Snowflake Inc. Class A	3,442	893
*	DoorDash Inc. Class A	3,813	646
			1,075,438
Telecommunications (3.8%)
	Comcast Corp. Class A	598,192	31,537
	Verizon Communications Inc.	542,322	29,990
	AT&T Inc.	933,629	26,039
	Cisco Systems Inc.	498,189	22,354
*	Charter Communications Inc. Class A	18,311	11,232
*	T-Mobile US Inc.	73,089	8,769
	L3Harris Technologies Inc.	27,564	5,014
			134,935
Utilities (2.1%)
	NextEra Energy Inc.	256,739	18,865
	Duke Energy Corp.	96,370	8,248
	Southern Co.	138,079	7,832
	Dominion Energy Inc.	107,058	7,314
	Waste Management Inc.	55,484	6,153
	Exelon Corp.	127,336	4,915
	American Electric Power Co. Inc.	64,907	4,858
	Sempra Energy	37,972	4,404
	Xcel Energy Inc.	68,638	4,022
	Public Service Enterprise Group Inc.	66,292	3,568
	Republic Services Inc. Class A	27,220	2,425
8

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Consolidated Edison Inc.	22,433	1,473
			74,077
Total Common Stocks (Cost $2,207,990)			3,551,326
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $2,142)	21,421	2,142
Total Investments (99.9%) (Cost $2,210,132)			3,553,468
Other Assets and Liabilities—Net (0.1%)			4,513
Net Assets (100%)			3,557,981
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $308,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $296,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	35	6,666	(143)

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,207,990)	3,551,326
Affiliated Issuers (Cost $2,142)	2,142
Total Investments in Securities	3,553,468
Investment in Vanguard	132
Cash Collateral Pledged—Futures Contracts	412
Receivables for Accrued Income	4,948
Receivables for Capital Shares Issued	1
Total Assets	3,558,961
Liabilities
Payables for Investment Securities Purchased	531
Collateral for Securities on Loan	296
Payables to Vanguard	118
Variation Margin Payable—Futures Contracts	35
Total Liabilities	980
Net Assets	3,557,981
At February 28, 2021, net assets consisted of:

Paid-in Capital	2,179,904
Total Distributable Earnings (Loss)	1,378,077
Net Assets	3,557,981

ETF Shares—Net Assets
Applicable to 25,050,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,380,297
Net Asset Value Per Share—ETF Shares	$134.94

Institutional Shares—Net Assets
Applicable to 667,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	177,684
Net Asset Value Per Share—Institutional Shares	$266.06

See accompanying Notes, which are an integral part of the Financial Statements.
10

Mega Cap Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	26,358
Interest[1]	4
Securities Lending—Net	10
Total Income	26,372
Expenses
The Vanguard Group—Note B
Investment Advisory Services	251
Management and Administrative—ETF Shares	785
Management and Administrative—Institutional Shares	37
Marketing and Distribution—ETF Shares	63
Marketing and Distribution—Institutional Shares	2
Custodian Fees	11
Shareholders’ Reports—ETF Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,152
Net Investment Income	25,220
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	56,768
Futures Contracts	990
Realized Net Gain (Loss)	57,758
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	191,460
Futures Contracts	(599)
Change in Unrealized Appreciation (Depreciation)	190,861
Net Increase (Decrease) in Net Assets Resulting from Operations	273,839
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $68,303,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Mega Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,220	46,077
Realized Net Gain (Loss)	57,758	121,553
Change in Unrealized Appreciation (Depreciation)	190,861	472,864
Net Increase (Decrease) in Net Assets Resulting from Operations	273,839	640,494
Distributions
ETF Shares	(24,882)	(41,365)
Institutional Shares	(1,444)	(2,886)
Total Distributions	(26,326)	(44,251)
Capital Share Transactions
ETF Shares	109,862	532,703
Institutional Shares	(15,780)	(5,958)
Net Increase (Decrease) from Capital Share Transactions	94,082	526,745
Total Increase (Decrease)	341,595	1,122,988
Net Assets
Beginning of Period	3,216,386	2,093,398
End of Period	3,557,981	3,216,386

See accompanying Notes, which are an integral part of the Financial Statements.
12

Mega Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$125.47	$101.36	$100.26	$85.02	$74.19	$67.35
Investment Operations
Net Investment Income	.967[1]	1.992[1]	2.045[1]	1.790[1]	1.676[1]	1.582
Net Realized and Unrealized Gain (Loss) on Investments	9.512	24.065	1.052	15.214	10.788	6.793
Total from Investment Operations	10.479	26.057	3.097	17.004	12.464	8.375
Distributions
Dividends from Net Investment Income	(1.009)	(1.947)	(1.997)	(1.764)	(1.634)	(1.535)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.009)	(1.947)	(1.997)	(1.764)	(1.634)	(1.535)
Net Asset Value, End of Period	$134.94	$125.47	$101.36	$100.26	$85.02	$74.19
Total Return	8.41%	26.14%	3.26%	20.25%	17.01%	12.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,380	$3,036	$1,944	$1,542	$1,233	$1,057
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.85%	2.10%	1.93%	2.12%	2.23%
Portfolio Turnover Rate[2]	2%	4%	4%	4%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Mega Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$247.38	$199.84	$197.68	$167.62	$146.25	$132.77
Investment Operations
Net Investment Income	1.921[1]	3.943[1]	4.053[1]	3.513[1]	3.362[1]	3.117
Net Realized and Unrealized Gain (Loss) on Investments	18.760	47.454	2.062	30.038	21.220	13.419
Total from Investment Operations	20.681	51.397	6.115	33.551	24.582	16.536
Distributions
Dividends from Net Investment Income	(2.001)	(3.857)	(3.955)	(3.491)	(3.212)	(3.056)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.001)	(3.857)	(3.955)	(3.491)	(3.212)	(3.056)
Net Asset Value, End of Period	$266.06	$247.38	$199.84	$197.68	$167.62	$146.25
Total Return	8.42%	26.19%	3.25%	20.26%	17.02%	12.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178	$180	$150	$122	$132	$133
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.86%	2.11%	1.94%	2.13%	2.24%
Portfolio Turnover Rate[2]	2%	4%	4%	4%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Mega Cap Index Fund
Notes to Financial Statements
Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
15

Mega Cap Index Fund
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
16

Mega Cap Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $132,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
17

Mega Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,210,317
Gross Unrealized Appreciation	1,387,611
Gross Unrealized Depreciation	(44,603)
Net Unrealized Appreciation (Depreciation)	1,343,008
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $30,734,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $279,082,000 of investment securities and sold $181,976,000 of investment securities, other than temporary cash investments. Purchases and sales include $215,600,000 and $112,528,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $32,803,000 and $42,848,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	235,344	1,875	767,900	7,475
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(125,482)	(1,025)	(235,197)	(2,450)
Net Increase (Decrease)—ETF Shares	109,862	850	532,703	5,025
18

Mega Cap Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	5,772	23	14,779	73
Issued in Lieu of Cash Distributions	705	3	1,311	7
Redeemed	(22,257)	(86)	(22,048)	(102)
Net Increase (Decrease)—Institutional Shares	(15,780)	(60)	(5,958)	(22)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
19

Mega Cap Growth Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	1.4%
Consumer Discretionary	24.6
Consumer Staples	0.9
Financials	1.8
Health Care	6.6
Industrials	12.7
Real Estate	1.7
Technology	49.5
Telecommunications	0.8
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
20

Mega Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
*	Linde plc	345,359	84,361
	Ecolab Inc.	168,983	35,378
	Newmont Corp.	264,615	14,390
			134,129
Consumer Discretionary (24.6%)
*	Amazon.com Inc.	280,982	869,058
*	Tesla Inc.	499,534	337,435
	Home Depot Inc.	709,248	183,227
*	Netflix Inc.	291,069	156,843
	NIKE Inc. Class B	826,772	111,432
	McDonald's Corp.	490,828	101,179
	Costco Wholesale Corp.	290,695	96,220
	Starbucks Corp.	773,186	83,527
	Lowe's Cos. Inc.	482,719	77,114
*	Booking Holdings Inc.	26,942	62,735
	Activision Blizzard Inc.	508,679	48,635
	TJX Cos. Inc.	710,294	46,872
*	Uber Technologies Inc.	754,425	39,041
	Estee Lauder Cos. Inc. Class A	134,544	38,461
	Dollar General Corp.	163,818	30,960
	Ross Stores Inc.	234,806	27,388
	Electronic Arts Inc.	191,214	25,617
*	O'Reilly Automotive Inc.	47,812	21,388
	Yum! Brands Inc.	198,826	20,584
*	Lululemon Athletica Inc.	38,984	12,151
	Hilton Worldwide Holdings Inc.	91,354	11,299
*	AutoZone Inc.	7,627	8,847
*	Airbnb Inc. Class A	32,708	6,749
	Sirius XM Holdings Inc.	348,182	2,037
			2,418,799
Consumer Staples (0.9%)
	Colgate-Palmolive Co.	564,247	42,431
*	Monster Beverage Corp.	243,670	21,379
	Brown-Forman Corp. Class B	206,059	14,750
	Hershey Co.	97,186	14,155
	Brown-Forman Corp. Class A	26,141	1,741
			94,456
21

Mega Cap Growth Index Fund
		Shares	Market Value• ($000)
Financials (1.8%)
	S&P Global Inc.	158,400	52,171
	Intercontinental Exchange Inc.	369,461	40,755
	Aon plc Class A	150,865	34,354
	Moody's Corp.	105,287	28,942
	Marsh & McLennan Cos. Inc.	167,317	19,278
			175,500
Health Care (6.6%)
	Thermo Fisher Scientific Inc.	261,091	117,512
*	Intuitive Surgical Inc.	77,427	57,048
	Stryker Corp.	222,706	54,049
	Zoetis Inc.	312,910	48,576
	Danaher Corp.	210,497	46,240
	Becton Dickinson and Co.	190,945	46,046
	Bristol-Myers Squibb Co.	743,990	45,629
*	Illumina Inc.	96,283	42,308
*	Boston Scientific Corp.	944,693	36,635
*	Vertex Pharmaceuticals Inc.	171,533	36,459
*	Edwards Lifesciences Corp.	410,422	34,106
*	Regeneron Pharmaceuticals Inc.	65,616	29,565
	Agilent Technologies Inc.	201,879	24,643
*	Moderna Inc.	104,006	16,101
	Baxter International Inc.	168,187	13,067
			647,984
Industrials (12.6%)
	Visa Inc. Class A	1,114,938	236,802
	Mastercard Inc. Class A	586,060	207,377
*	PayPal Holdings Inc.	771,974	200,597
	Accenture plc Class A	417,440	104,736
	Boeing Co.	371,832	78,832
*	Square Inc. Class A	252,709	58,131
	Fidelity National Information Services Inc.	408,550	56,380
	Automatic Data Processing Inc.	268,130	46,660
	Union Pacific Corp.	221,780	45,678
*	Fiserv Inc.	374,992	43,263
	Global Payments Inc.	197,450	39,093
	United Parcel Service Inc. Class B	235,363	37,147
	Sherwin-Williams Co.	53,917	36,682
	Lockheed Martin Corp.	78,189	25,822
	Paychex Inc.	213,127	19,409
	Rockwell Automation Inc.	38,199	9,293
			1,245,902
Real Estate (1.7%)
	American Tower Corp.	292,651	63,250
	Crown Castle International Corp.	283,910	44,219
	Equinix Inc.	58,725	38,074
	Public Storage	98,028	22,933
			168,476
Technology (49.5%)
	Apple Inc.	10,080,370	1,222,346
	Microsoft Corp.	4,980,731	1,157,422
*	Facebook Inc. Class A	1,583,695	407,991
*	Alphabet Inc. Class A	197,793	399,920
*	Alphabet Inc. Class C	184,927	376,670
22

Mega Cap Growth Index Fund
		Shares	Market Value• ($000)
	NVIDIA Corp.	387,405	212,523
*	Adobe Inc.	316,028	145,269
	Broadcom Inc.	266,494	125,218
*	salesforce.com Inc.	569,576	123,313
	Texas Instruments Inc.	604,421	104,124
	Applied Materials Inc.	601,506	71,092
*	ServiceNow Inc.	128,534	68,568
*	Advanced Micro Devices Inc.	792,347	66,961
	Intuit Inc.	164,365	64,125
	Lam Research Corp.	94,820	53,781
*	Zoom Video Communications Inc. Class A	121,738	45,482
*	Autodesk Inc.	144,631	39,918
	Analog Devices Inc.	243,757	37,982
*	Micron Technology Inc.	367,232	33,613
*	Workday Inc. Class A	118,783	29,123
	Roper Technologies Inc.	69,185	26,126
*	Snap Inc. Class A	365,751	24,015
*	Twilio Inc. Class A	46,080	18,104
*,1	VMware Inc. Class A	52,474	7,252
*	Snowflake Inc. Class A	17,302	4,491
*,1	DoorDash Inc. Class A	19,031	3,226
			4,868,655
Telecommunications (0.8%)
*	Charter Communications Inc. Class A	92,090	56,490
	L3Harris Technologies Inc.	138,609	25,214
			81,704
Total Common Stocks (Cost $6,263,682)			9,835,605
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $4,843)	48,427	4,843
Total Investments (100.0%) (Cost $6,268,525)			9,840,448
Other Assets and Liabilities—Net (0.0%)			1,077
Net Assets (100%)			9,841,525
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,709,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,842,000 was received for securities on loan.
23

Mega Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2021	15	3,873	(140)
E-mini S&P 500 Index	March 2021	11	2,095	(16)
				(156)

See accompanying Notes, which are an integral part of the Financial Statements.
24

Mega Cap Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,263,682)	9,835,605
Affiliated Issuers (Cost $4,843)	4,843
Total Investments in Securities	9,840,448
Investment in Vanguard	373
Cash Collateral Pledged—Futures Contracts	256
Receivables for Investment Securities Sold	198
Receivables for Accrued Income	6,386
Variation Margin Receivable—Futures Contracts	7
Total Assets	9,847,668
Liabilities
Due to Custodian	966
Collateral for Securities on Loan	4,842
Payables for Capital Shares Redeemed	1
Payables to Vanguard	334
Total Liabilities	6,143
Net Assets	9,841,525
At February 28, 2021, net assets consisted of:

Paid-in Capital	5,518,864
Total Distributable Earnings (Loss)	4,322,661
Net Assets	9,841,525

ETF Shares—Net Assets
Applicable to 48,464,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,807,746
Net Asset Value Per Share—ETF Shares	$202.37

Institutional Shares—Net Assets
Applicable to 84,036 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,779
Net Asset Value Per Share—Institutional Shares	$401.96

See accompanying Notes, which are an integral part of the Financial Statements.
25

Mega Cap Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	35,604
Interest[1]	3
Securities Lending—Net	6
Total Income	35,613
Expenses
The Vanguard Group—Note B
Investment Advisory Services	736
Management and Administrative—ETF Shares	2,390
Management and Administrative—Institutional Shares	14
Marketing and Distribution—ETF Shares	188
Marketing and Distribution—Institutional Shares	1
Custodian Fees	20
Shareholders’ Reports—ETF Shares	64
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	3,414
Net Investment Income	32,199
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	939,197
Futures Contracts	1,614
Realized Net Gain (Loss)	940,811
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(665,463)
Futures Contracts	(177)
Change in Unrealized Appreciation (Depreciation)	(665,640)
Net Increase (Decrease) in Net Assets Resulting from Operations	307,370
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $964,383,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Mega Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,199	55,154
Realized Net Gain (Loss)	940,811	263,771
Change in Unrealized Appreciation (Depreciation)	(665,640)	2,767,434
Net Increase (Decrease) in Net Assets Resulting from Operations	307,370	3,086,359
Distributions
ETF Shares	(35,908)	(51,457)
Institutional Shares	(259)	(515)
Total Distributions	(36,167)	(51,972)
Capital Share Transactions
ETF Shares	(653,605)	2,801,123
Institutional Shares	(49,902)	6,716
Net Increase (Decrease) from Capital Share Transactions	(703,507)	2,807,839
Total Increase (Decrease)	(432,304)	5,842,226
Net Assets
Beginning of Period	10,273,829	4,431,603
End of Period	9,841,525	10,273,829

See accompanying Notes, which are an integral part of the Financial Statements.
27

Mega Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$196.25	$132.22	$127.79	$104.09	$87.15	$80.22
Investment Operations
Net Investment Income	.641[1]	1.358[1]	1.588[1]	1.485[1]	1.351[1]	1.269
Net Realized and Unrealized Gain (Loss) on Investments	6.196	64.007	3.860	23.677	16.920	6.897
Total from Investment Operations	6.837	65.365	5.448	25.162	18.271	8.166
Distributions
Dividends from Net Investment Income	(.717)	(1.335)	(1.018)	(1.462)	(1.331)	(1.236)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.717)	(1.335)	(1.018)	(1.462)	(1.331)	(1.236)
Net Asset Value, End of Period	$202.37	$196.25	$132.22	$127.79	$104.09	$87.15
Total Return	3.50%	49.84%	4.32%	24.38%	21.17%	10.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,808	$10,193	$4,388	$4,152	$3,135	$2,247
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.90%	1.30%	1.29%	1.43%	1.55%
Portfolio Turnover Rate[2]	2%	6%	14%	9%	8%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Mega Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$389.78	$262.63	$253.80	$206.74	$173.07	$159.31
Investment Operations
Net Investment Income	1.267[1]	2.707[1]	3.184[1]	2.963[1]	2.699[1]	2.528
Net Realized and Unrealized Gain (Loss) on Investments	12.344	127.126	7.684	47.023	33.622	13.693
Total from Investment Operations	13.611	129.833	10.868	49.986	36.321	16.221
Distributions
Dividends from Net Investment Income	(1.431)	(2.683)	(2.038)	(2.926)	(2.651)	(2.461)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.431)	(2.683)	(2.038)	(2.926)	(2.651)	(2.461)
Net Asset Value, End of Period	$401.96	$389.78	$262.63	$253.80	$206.74	$173.07
Total Return	3.51%	49.87%	4.34%	24.39%	21.20%	10.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34	$81	$43	$43	$35	$30
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.91%	1.31%	1.30%	1.44%	1.56%
Portfolio Turnover Rate[2]	2%	6%	14%	9%	8%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Mega Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
30

Mega Cap Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
31

Mega Cap Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $373,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

Mega Cap Growth Index Fund
At February 28, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,268,594
Gross Unrealized Appreciation	3,580,205
Gross Unrealized Depreciation	(8,507)
Net Unrealized Appreciation (Depreciation)	3,571,698
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $198,561,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $1,115,901,000 of investment securities and sold $1,824,739,000 of investment securities, other than temporary cash investments. Purchases and sales include $903,174,000 and $1,618,531,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	954,567	4,975	3,379,154	22,750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,608,172)	(8,450)	(578,031)	(4,000)
Net Increase (Decrease)—ETF Shares	(653,605)	(3,475)	2,801,123	18,750
Institutional Shares
Issued	2,542	6	41,327	157
Issued in Lieu of Cash Distributions	259	1	515	2
Redeemed	(52,703)	(131)	(35,126)	(116)
Net Increase (Decrease)—Institutional Shares	(49,902)	(124)	6,716	43
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
33

Mega Cap Value Index Fund
Fund Allocation
As of February 28, 2021
Basic Materials	0.9%
Consumer Discretionary	7.1
Consumer Staples	10.8
Energy	5.3
Financials	21.3
Health Care	20.9
Industrials	14.1
Real Estate	0.8
Technology	6.7
Telecommunications	7.4
Utilities	4.7
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
34

Mega Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.9%)
Air Products and Chemicals Inc.	69,965	17,885
Dow Inc.	234,780	13,925
LyondellBasell Industries NV Class A	39,406	4,062
International Flavors & Fragrances Inc.	1	—
		35,872
Consumer Discretionary (7.1%)
Walt Disney Co.	571,999	108,131
Walmart Inc.	448,493	58,268
Target Corp.	158,563	29,087
General Motors Co.	385,130	19,769
Ford Motor Co.	1,235,434	14,454
eBay Inc.	207,211	11,691
Marriott International Inc. Class A	77,094	11,415
VF Corp.	98,472	7,792
Las Vegas Sands Corp.	120,628	7,551
Southwest Airlines Co.	93,182	5,417
		273,575
Consumer Staples (10.8%)
Procter & Gamble Co.	785,077	96,980
Coca-Cola Co.	1,224,243	59,976
PepsiCo Inc.	437,541	56,526
Philip Morris International Inc.	492,883	41,412
CVS Health Corp.	414,268	28,224
Altria Group Inc.	587,923	25,633
Mondelez International Inc. Class A	452,876	24,075
Kimberly-Clark Corp.	107,529	13,799
Sysco Corp.	153,078	12,190
Walgreens Boots Alliance Inc.	232,818	11,159
Constellation Brands Inc. Class A	51,044	10,931
General Mills Inc.	193,547	10,647
Kraft Heinz Co.	193,011	7,022
Keurig Dr Pepper Inc.	178,607	5,451
Archer-Daniels-Midland Co.	87,720	4,963
McKesson Corp.	25,367	4,300
Kroger Co.	116,399	3,749
		417,037
35

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
Energy (5.3%)
	Exxon Mobil Corp.	1,338,309	72,764
	Chevron Corp.	609,420	60,942
	ConocoPhillips	428,845	22,304
	Schlumberger NV	440,470	12,293
	EOG Resources Inc.	184,419	11,906
	Kinder Morgan Inc.	610,240	8,971
	Phillips 66	68,925	5,724
	Marathon Petroleum Corp.	102,621	5,605
	Williams Cos. Inc.	191,491	4,374
			204,883
Financials (21.3%)
	JPMorgan Chase & Co.	964,842	141,996
*	Berkshire Hathaway Inc. Class B	579,785	139,444
	Bank of America Corp.	2,464,464	85,542
	Wells Fargo & Co.	1,243,162	44,965
	Citigroup Inc.	658,999	43,415
	Morgan Stanley	474,832	36,500
	Goldman Sachs Group Inc.	108,927	34,800
	BlackRock Inc.	43,448	30,175
	Charles Schwab Corp.	483,568	29,846
	Truist Financial Corp.	426,617	24,300
	CME Group Inc.	113,633	22,693
	PNC Financial Services Group Inc.	134,075	22,573
	U.S. Bancorp	428,946	21,447
	Chubb Ltd.	121,465	19,748
	Progressive Corp.	185,332	15,929
	Blackstone Group Inc. Class A	213,583	14,786
	MetLife Inc.	213,758	12,312
	Travelers Cos. Inc.	80,222	11,672
	T Rowe Price Group Inc.	71,588	11,607
	Prudential Financial Inc.	125,519	10,885
	Bank of New York Mellon Corp.	252,644	10,652
	Aflac Inc.	211,632	10,135
	Allstate Corp.	91,419	9,745
	Marsh & McLennan Cos. Inc.	80,387	9,262
	American International Group Inc.	136,741	6,010
*,1	Rocket Cos. Inc. Class A	36,260	792
*	Berkshire Hathaway Inc. Class A	1	365
			821,596
Health Care (20.9%)
	Johnson & Johnson	833,219	132,032
	UnitedHealth Group Inc.	300,344	99,780
	Abbott Laboratories	561,013	67,198
	AbbVie Inc.	558,725	60,197
	Pfizer Inc.	1,759,200	58,916
	Merck & Co. Inc.	800,812	58,155
	Eli Lilly and Co.	272,509	55,834
	Medtronic plc	425,874	49,815
	Amgen Inc.	184,246	41,441
	Gilead Sciences Inc.	396,703	24,358
	Cigna Corp.	114,342	24,000
	Anthem Inc.	78,707	23,863
	Danaher Corp.	101,253	22,242
	Bristol-Myers Squibb Co.	357,587	21,931
36

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	Humana Inc.	41,874	15,897
	HCA Healthcare Inc.	85,720	14,746
*	Biogen Inc.	48,708	13,291
	Zimmer Biomet Holdings Inc.	65,660	10,707
	Baxter International Inc.	80,750	6,274
*	Alexion Pharmaceuticals Inc.	32,913	5,027
			805,704
Industrials (14.1%)
	Honeywell International Inc.	222,077	44,937
	Caterpillar Inc.	171,986	37,128
	General Electric Co.	2,772,134	34,763
	Raytheon Technologies Corp.	480,586	34,597
	3M Co.	182,511	31,950
	Deere & Co.	89,297	31,175
	American Express Co.	191,255	25,869
	CSX Corp.	242,111	22,165
	Union Pacific Corp.	106,679	21,972
	Norfolk Southern Corp.	80,401	20,266
	FedEx Corp.	74,886	19,059
	Illinois Tool Works Inc.	90,224	18,242
	United Parcel Service Inc. Class B	113,145	17,858
	Capital One Financial Corp.	144,887	17,414
	Eaton Corp. plc	126,205	16,431
	Emerson Electric Co.	189,395	16,269
	Northrop Grumman Corp.	47,473	13,846
	Johnson Controls International plc	229,081	12,780
	General Dynamics Corp.	77,213	12,622
	Lockheed Martin Corp.	37,685	12,445
	DuPont de Nemours Inc.	169,847	11,944
	Cummins Inc.	46,875	11,869
	Parker-Hannifin Corp.	40,681	11,674
	Trane Technologies plc	76,072	11,657
	PPG Industries Inc.	74,856	10,092
	PACCAR Inc.	109,742	9,985
	Stanley Black & Decker Inc.	50,709	8,866
	Otis Worldwide Corp.	68,539	4,367
			542,242
Real Estate (0.8%)
	Prologis Inc.	233,809	23,164
	Simon Property Group Inc.	51,286	5,791
			28,955
Technology (6.7%)
	Intel Corp.	1,297,025	78,833
	QUALCOMM Inc.	357,962	48,751
	Oracle Corp.	571,979	36,899
	International Business Machines Corp.	282,028	33,542
*	Micron Technology Inc.	175,956	16,105
	TE Connectivity Ltd.	104,778	13,624
	HP Inc.	434,824	12,597
	Cognizant Technology Solutions Corp. Class A	169,014	12,419
*	Dell Technologies Class C	78,145	6,335
			259,105
37

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
Telecommunications (7.4%)
	Comcast Corp. Class A	1,445,254	76,194
	Verizon Communications Inc.	1,310,157	72,452
	AT&T Inc.	2,255,217	62,898
	Cisco Systems Inc.	1,203,505	54,001
*	T-Mobile US Inc.	176,789	21,209
			286,754
Utilities (4.6%)
	NextEra Energy Inc.	620,149	45,569
	Duke Energy Corp.	233,039	19,946
	Southern Co.	334,371	18,966
	Dominion Energy Inc.	258,237	17,643
	Waste Management Inc.	133,894	14,847
	Exelon Corp.	307,850	11,883
	American Electric Power Co. Inc.	157,011	11,752
	Sempra Energy	91,577	10,621
	Xcel Energy Inc.	166,374	9,748
	Public Service Enterprise Group Inc.	160,186	8,623
	Republic Services Inc. Class A	65,519	5,837
	Consolidated Edison Inc.	53,944	3,541
			178,976
Total Common Stocks (Cost $3,044,048)			3,854,699
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.099% (Cost $741)	7,409	741
Total Investments (99.9%) (Cost $3,044,789)			3,855,440
Other Assets and Liabilities—Net (0.1%)			3,057
Net Assets (100%)			3,858,497
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $769,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $739,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	20	3,809	(34)

See accompanying Notes, which are an integral part of the Financial Statements.
38

Mega Cap Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,044,048)	3,854,699
Affiliated Issuers (Cost $741)	741
Total Investments in Securities	3,855,440
Investment in Vanguard	138
Cash Collateral Pledged—Futures Contracts	280
Receivables for Accrued Income	8,819
Receivables for Capital Shares Issued	2
Total Assets	3,864,679
Liabilities
Due to Custodian	3,858
Payables for Investment Securities Purchased	1,300
Collateral for Securities on Loan	739
Payables for Capital Shares Redeemed	135
Payables to Vanguard	125
Variation Margin Payable—Futures Contracts	25
Total Liabilities	6,182
Net Assets	3,858,497
At February 28, 2021, net assets consisted of:

Paid-in Capital	3,064,781
Total Distributable Earnings (Loss)	793,716
Net Assets	3,858,497

ETF Shares—Net Assets
Applicable to 41,535,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,729,568
Net Asset Value Per Share—ETF Shares	$89.79

Institutional Shares—Net Assets
Applicable to 724,103 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	128,929
Net Asset Value Per Share—Institutional Shares	$178.05

See accompanying Notes, which are an integral part of the Financial Statements.
39

Mega Cap Value Index Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	45,994
Interest[1]	1
Securities Lending—Net	21
Total Income	46,016
Expenses
The Vanguard Group—Note B
Investment Advisory Services	258
Management and Administrative—ETF Shares	786
Management and Administrative—Institutional Shares	24
Marketing and Distribution—ETF Shares	71
Marketing and Distribution—Institutional Shares	1
Custodian Fees	22
Shareholders’ Reports—ETF Shares	22
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Total Expenses	1,185
Net Investment Income	44,831
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	33,307
Futures Contracts	435
Realized Net Gain (Loss)	33,742
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	409,953
Futures Contracts	(258)
Change in Unrealized Appreciation (Depreciation)	409,695
Net Increase (Decrease) in Net Assets Resulting from Operations	488,268
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $67,787,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Mega Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,831	80,365
Realized Net Gain (Loss)	33,742	21,714
Change in Unrealized Appreciation (Depreciation)	409,695	18,262
Net Increase (Decrease) in Net Assets Resulting from Operations	488,268	120,341
Distributions
ETF Shares	(43,911)	(74,008)
Institutional Shares	(1,618)	(3,648)
Total Distributions	(45,529)	(77,656)
Capital Share Transactions
ETF Shares	285,708	526,191
Institutional Shares	(3,942)	(17,219)
Net Increase (Decrease) from Capital Share Transactions	281,766	508,972
Total Increase (Decrease)	724,505	551,657
Net Assets
Beginning of Period	3,133,992	2,582,335
End of Period	3,858,497	3,133,992

See accompanying Notes, which are an integral part of the Financial Statements.
41

Mega Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$78.96	$78.94	$79.89	$70.19	$63.52	$56.89
Investment Operations
Net Investment Income	1.091[1]	2.271[1]	2.261[1]	1.893[1]	1.843[1]	1.638
Net Realized and Unrealized Gain (Loss) on Investments	10.847	(.044)	(1.027)	9.668	6.557	6.583
Total from Investment Operations	11.938	2.227	1.234	11.561	8.400	8.221
Distributions
Dividends from Net Investment Income	(1.108)	(2.207)	(2.184)	(1.861)	(1.730)	(1.591)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.108)	(2.207)	(2.184)	(1.861)	(1.730)	(1.591)
Net Asset Value, End of Period	$89.79	$78.96	$78.94	$79.89	$70.19	$63.52
Total Return	15.26%	2.94%	1.69%	16.71%	13.40%	14.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,730	$3,017	$2,448	$2,120	$1,717	$1,322
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.90%	2.90%	2.50%	2.73%	2.84%
Portfolio Turnover Rate[2]	6%	9%	10%	8%	8%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Mega Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$156.56	$156.53	$158.41	$139.18	$125.94	$112.80
Investment Operations
Net Investment Income	2.170[1]	4.522[1]	4.467[1]	3.743[1]	3.596[1]	3.259
Net Realized and Unrealized Gain (Loss) on Investments	21.523	(.102)	(2.002)	19.188	13.077	13.063
Total from Investment Operations	23.693	4.420	2.465	22.931	16.673	16.322
Distributions
Dividends from Net Investment Income	(2.203)	(4.390)	(4.345)	(3.701)	(3.433)	(3.182)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.203)	(4.390)	(4.345)	(3.701)	(3.433)	(3.182)
Net Asset Value, End of Period	$178.05	$156.56	$156.53	$158.41	$139.18	$125.94
Total Return	15.28%	3.00%	1.68%	16.71%	13.41%	14.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$129	$117	$134	$131	$125	$207
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.64%	2.89%	2.91%	2.51%	2.74%	2.85%
Portfolio Turnover Rate[2]	6%	9%	10%	8%	8%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Mega Cap Value Index Fund
Notes to Financial Statements
Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
44

Mega Cap Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
45

Mega Cap Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $138,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
46

Mega Cap Value Index Fund
At February 28, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,046,478
Gross Unrealized Appreciation	897,617
Gross Unrealized Depreciation	(88,689)
Net Unrealized Appreciation (Depreciation)	808,928
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $66,166,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2021, the fund purchased $675,594,000 of investment securities and sold $391,794,000 of investment securities, other than temporary cash investments. Purchases and sales include $427,419,000 and $181,582,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2021, such purchases and sales were $106,638,000 and $87,054,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	460,573	5,476	673,200	9,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(174,865)	(2,150)	(147,009)	(1,875)
Net Increase (Decrease)—ETF Shares	285,708	3,326	526,191	7,200
47

Mega Cap Value Index Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	6,310	37	7,676	51
Issued in Lieu of Cash Distributions	1,005	6	2,292	15
Redeemed	(11,257)	(67)	(27,187)	(177)
Net Increase (Decrease)—Institutional Shares	(3,942)	(24)	(17,219)	(111)
At February 28, 2021, one shareholder was a record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
48

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q8282 042021

Semiannual Report  |  February 28, 2021
Vanguard Global Wellington™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Global Wellington Fund
Investor Shares	$1,000.00	$1,092.70	$2.18
AdmiralTM Shares	1,000.00	1,093.40	1.66
Based on Hypothetical 5% Yearly Return
Global Wellington Fund
Investor Shares	$1,000.00	$1,022.71	$2.11
Admiral Shares	1,000.00	1,023.21	1.61
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.42% for Investor Shares and 0.32% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Wellington Fund
Fund Allocation
As of February 28, 2021

United States	58.0%
United Kingdom	9.6
Japan	7.1
France	5.9
Switzerland	4.2
Sweden	2.2
Spain	1.7
Canada	1.7
Taiwan	1.6
Germany	1.3
South Korea	1.3
Other	5.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.1%)
Canada (0.6%)
	Dollarama Inc.	137,112	5,218
	Suncor Energy Inc.	202,944	4,030
			9,248
France (4.3%)
	TOTAL SE	210,719	9,826
*	Engie SA	660,499	9,616
*	BNP Paribas SA	149,617	8,894
*	Safran SA	63,786	8,695
	Vinci SA	75,875	7,891
	Arkema SA	67,628	7,455
*,1	Amundi SA	61,899	4,704
	Schneider Electric SE	23,126	3,420
	Legrand SA	25,164	2,188
			62,689
Germany (0.4%)
	Bayerische Motoren Werke AG	69,354	5,993
Japan (5.7%)
	Tokio Marine Holdings Inc.	306,997	15,251
	Nippon Telegraph & Telephone Corp.	479,744	12,428
	Astellas Pharma Inc.	764,000	12,080
	Marui Group Co. Ltd.	524,465	10,060
	Isuzu Motors Ltd.	913,414	9,613
	Mitsubishi UFJ Financial Group Inc.	1,178,022	6,196
	Sumitomo Mitsui Financial Group Inc.	174,801	6,171
	Honda Motor Co. Ltd.	222,100	6,139
	Mitsubishi Estate Co. Ltd.	319,400	5,558
			83,496
Netherlands (0.2%)
	ING Groep NV	319,690	3,501
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	244,693	17,933
Spain (1.4%)
	Iberdrola SA	933,121	11,694
	CaixaBank SA	3,015,874	8,734
			20,428
Sweden (2.1%)
*	Autoliv Inc.	153,822	13,844
4

Global Wellington Fund
		Shares	Market Value• ($000)
*	Alfa Laval AB	286,630	8,854
	Lundin Energy AB	263,451	8,549
			31,247
Switzerland (3.6%)
	Novartis AG (Registered)	257,511	22,178
	Nestle SA (Registered)	144,589	15,091
	Julius Baer Group Ltd.	133,926	8,244
	Zurich Insurance Group AG	19,652	8,022
			53,535
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,053,175	23,009
United Kingdom (6.4%)
[2]	AstraZeneca plc ADR	413,621	20,011
	Diageo plc	412,215	16,216
	Prudential plc	729,369	14,529
	Linde plc	51,645	12,719
	WPP plc	948,254	11,341
*	Rotork plc	1,803,732	9,005
	Derwent London plc	108,647	5,003
	BAE Systems plc	724,768	4,906
			93,730
United States (37.6%)
	Microsoft Corp.	116,319	27,030
	Johnson & Johnson	166,762	26,425
	Bank of America Corp.	730,855	25,368
	Cisco Systems Inc.	499,412	22,409
	United Parcel Service Inc. Class B	131,868	20,813
	Chubb Ltd.	122,386	19,898
	Medtronic plc	154,790	18,106
	Deere & Co.	50,634	17,677
	General Motors Co.	327,969	16,835
	Comcast Corp. Class A	304,531	16,055
	JPMorgan Chase & Co.	106,433	15,664
	Sempra Energy	132,499	15,367
	American Express Co.	112,896	15,270
	McDonald's Corp.	73,952	15,244
	Mondelez International Inc. Class A	284,714	15,135
	Northrop Grumman Corp.	50,720	14,793
	Merck & Co. Inc.	196,471	14,268
	Raytheon Technologies Corp.	194,995	14,038
	Broadcom Inc.	29,635	13,925
	UnitedHealth Group Inc.	40,025	13,297
	TJX Cos. Inc.	197,709	13,047
	Texas Instruments Inc.	74,450	12,825
	Eli Lilly & Co.	60,037	12,301
	PNC Financial Services Group Inc.	72,088	12,137
	Lockheed Martin Corp.	35,965	11,877
	PepsiCo Inc.	90,123	11,643
	General Dynamics Corp.	71,035	11,612
	Baxter International Inc.	138,143	10,732
	Pioneer Natural Resources Co.	66,094	9,820
	Caterpillar Inc.	45,433	9,808
*	Alphabet Inc. Class A	4,619	9,339
	Colgate-Palmolive Co.	99,613	7,491
5

Global Wellington Fund
				Shares	Market Value• ($000)
	KLA Corp.			22,814	7,100
	RenaissanceRe Holdings Ltd.			38,294	6,394
	American Tower Corp.			29,022	6,273
	Union Pacific Corp.			28,943	5,961
	Verizon Communications Inc.			103,786	5,739
	Duke Energy Corp.			63,726	5,454
	Marsh & McLennan Cos. Inc.			41,773	4,813
	Gilead Sciences Inc.			78,223	4,803
	Intel Corp.			73,498	4,467
	BlackRock Inc.			5,769	4,007
	Honeywell International Inc.			19,301	3,906
	Accenture plc Class A			13,975	3,506
	Abbott Laboratories			20,336	2,436
					555,108
Total Common Stocks (Cost $763,099)					959,917
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.7%)
[3,4]	Fannie Mae Pool	3.070%	2/1/25	150	162
[3,4]	Fannie Mae REMICS	2.000%	9/25/40	94	96
[3,4]	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	790	813
[3,4]	Fannie Mae REMICS	3.000%	2/25/49	177	186
[3,4]	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	1,834	1,965
[3,4]	Freddie Mac REMICS	1.750%	9/15/42	888	912
[3,4]	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	171	174
[3,4]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	857	947
[3]	Ginnie Mae REMICS	2.750%	9/20/44	155	159
[3,4,5]	UMBS Pool	1.500%	3/15/36–4/15/36	11,045	11,171
[3,4,5]	UMBS Pool	2.000%	3/15/36–4/15/51	7,950	8,046
[3,4,5]	UMBS Pool	2.500%	3/15/51	5,950	6,169
[5]	United States Treasury Note/Bond	0.500%	2/28/26	1,885	1,860
	United States Treasury Note/Bond	0.125%	8/15/23–2/15/24	16,485	16,427
	United States Treasury Note/Bond	0.250%	5/31/25–7/31/25	10,865	10,714
	United States Treasury Note/Bond	0.375%	1/31/26	2,650	2,607
	United States Treasury Note/Bond	0.875%	11/15/30	1,245	1,188
	United States Treasury Note/Bond	1.125%	8/15/40	600	514
	United States Treasury Note/Bond	2.000%	2/15/50	558	544
	United States Treasury Note/Bond	1.250%	5/15/50	105	85
[6]	United States Treasury Note/Bond	1.375%	8/15/50	985	822
	United States Treasury Note/Bond	1.875%	2/15/51	1,480	1,401
	United States Treasury Note/Bond	1.625%	11/15/50	2,065	1,837
	United States Treasury Note/Bond	2.750%	11/15/47	450	509
Total U.S. Government and Agency Obligations (Cost $69,780)					69,308
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,3]	START Ireland Series 2019-1	4.089%	3/15/44	155	155
Canada (0.2%)
[1,3]	Chesapeake Funding II LLC Series 2018-2A	3.230%	8/15/30	341	345
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,7]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	1,034	819
[1,3,8]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR+0.490%	0.601%	7/21/24	765	767
					1,931
Cayman Islands (0.3%)
[1,3]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	233	233
[1,3,8]	KKR CLO 16 Ltd., 3M USD LIBOR+1.250%	1.474%	1/20/29	360	360
[1,3,8]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR+1.190%	1.414%	10/21/30	730	730
[1,3,8]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR+0.750%	0.991%	4/15/29	1,400	1,397
[1,3,8]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR+0.800%	1.041%	1/15/28	1,375	1,374
[1,3,8]	Race Point IX CLO Ltd. Series 2015-9A, 3M USD LIBOR+1.210%	1.451%	10/15/30	726	726
					4,820
United States (0.4%)
[1,3]	Aaset Trust Series 2019-1	3.844%	5/15/39	219	221
[1,3]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	203	205
[1,3]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	219	219
[1,3]	CF Hippolyta LLC Series 2020-1	1.690%	7/15/60	783	785
[1,3]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	143	146
[1,3]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	123	130
[1,3]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	28	28
	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	280	280
[1,3,4]	Freddie Mac STACR REMIC Trust Series 2021-DNA1	0.695%	1/25/51	490	490
[3,4,8]	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M USD LIBOR+5.000%	5.118%	12/25/28	396	419
[3,4,8]	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M USD LIBOR+2.500%	2.618%	3/25/30	945	962
[1,3]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	132	134
[1,3]	MMAF Equipment Finance LLC Series 2017-B	2.210%	10/17/22	23	23
[3]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	233	253
[1,3]	SoFi Consumer Loan Program Trust Series 2019-3	2.900%	5/25/28	342	344
[1,3]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	178	183
[1,3]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	192	200
[1,3]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	810	809
[1,3]	Verus Securitization Trust Series 2019-2	3.211%	5/25/59	178	179
					6,010
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,820)					12,916
Corporate Bonds (20.7%)
Australia (0.4%)
[1,3]	National Australia Bank Ltd.	2.400%	12/7/21	575	584
[1,3]	National Australia Bank Ltd.	2.332%	8/21/30	2,020	1,953
[1,3]	National Australia Bank Ltd.	3.933%	8/2/34	1,050	1,139
[1,3]	Scentre Group Trust 1	3.625%	1/28/26	809	879
[1,3]	Scentre Group Trust 1	4.375%	5/28/30	1,230	1,401
					5,956
Austria (0.0%)
[1,3]	JAB Holdings BV	2.200%	11/23/30	430	415
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Belgium (0.3%)
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	925	1,115
[3,9]	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	217	294
[3,9]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	800	1,172
[3,9]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	350	514
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	782
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	197
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	770	890
					4,964
Canada (0.4%)
[3,7]	Bell Canada	3.350%	3/22/23	975	801
[8]	Canadian Imperial Bank of Commerce, 3M USD LIBOR+0.720%	0.939%	6/16/22	570	574
	Emera US Finance LP	2.700%	6/15/21	400	402
	Fortis Inc.	3.055%	10/4/26	775	841
	Nutrien Ltd.	4.125%	3/15/35	650	742
[3,7]	Royal Bank of Canada	2.949%	5/1/23	1,875	1,545
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	463
					5,368
China (0.2%)
[1,3]	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,025	1,049
[1,3]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,185
					3,234
Denmark (0.4%)
[9]	Danske Bank A/S	0.500%	8/27/25	2,450	2,982
[1,3]	Danske Bank A/S	1.621%	9/11/26	1,320	1,318
[3,10]	Danske Bank A/S	2.250%	1/14/28	1,440	2,060
					6,360
France (1.5%)
[3,9]	Airbus SE	2.375%	4/7/32	600	832
[3,9]	Airbus SE	2.375%	6/9/40	700	945
[3,9]	AXA SA	5.125%	7/4/43	600	804
[1,3]	BNP Paribas SA	2.819%	11/19/25	470	500
[1,3]	BNP Paribas SA	2.219%	6/9/26	1,095	1,133
[3,9]	BNP Paribas SA	0.125%	9/4/26	600	716
[3,9]	BNP Paribas SA	2.125%	1/23/27	1,800	2,359
[3,9]	BNP Paribas SA	1.125%	4/17/29	1,000	1,251
[3,9]	BPCE SA	1.125%	1/18/23	700	864
[3,9]	BPCE SA	0.500%	9/15/27	1,400	1,696
[1,3]	BPCE SA	3.250%	1/11/28	525	565
[9]	Cie de Saint-Gobain	2.375%	10/4/27	1,000	1,369
[3,9]	Credit Mutuel Arkea SA	1.625%	4/15/26	1,500	1,928
[1,3]	Danone SA	2.947%	11/2/26	555	599
[3,9]	Engie SA	0.000%	3/4/27	1,300	1,551
[3,9]	Orange SA	1.000%	5/12/25	1,300	1,631
[3,9]	Orange SA	0.500%	9/4/32	300	360
[3,9]	RCI Banque SA	0.750%	9/26/22	500	609
[3,9]	RCI Banque SA	1.375%	3/8/24	1,400	1,739
					21,451
Germany (0.9%)
[1,3]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	1,125
[1,3]	Bayer US Finance LLC	3.375%	10/8/24	770	836
[3,10]	E.ON International Finance BV	4.750%	1/31/34	200	357
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	E.ON International Finance BV	5.875%	10/30/37	250	514
[1,3]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	671
[3,9]	Volkswagen International Finance NV	1.250%	9/23/32	800	994
[3,9]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	549
[3,9]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,889
[3,9]	Vonovia Finance BV	1.625%	10/7/39	600	769
[9]	Wintershall Dea Finance BV	0.840%	9/25/25	1,300	1,589
[9]	Wintershall Dea Finance BV	1.823%	9/25/31	1,400	1,734
					13,027
Hong Kong (0.0%)
[1,3]	AIA Group Ltd.	3.375%	4/7/30	260	285
Ireland (0.4%)
[1,3]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	400	385
[1,3]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	1,635	1,555
[9]	CRH Finance DAC	3.125%	4/3/23	1,634	2,105
[3,9]	CRH SMW Finance DAC	1.250%	11/5/26	1,200	1,529
					5,574
Japan (0.2%)
[1,3,5]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,176
[1,3,5]	NTT Finance Corp.	2.065%	4/3/31	265	264
[9]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	850	1,071
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	200
					2,711
Mexico (0.1%)
	America Movil SAB de CV	3.625%	4/22/29	275	303
	America Movil SAB de CV	6.375%	3/1/35	350	501
					804
Netherlands (0.4%)
[3,9]	ABN AMRO Bank NV	2.500%	11/29/23	1,330	1,725
[1,3]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,090	1,085
[3,10]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	166
[3,9]	Heineken NV	1.500%	10/3/29	1,325	1,750
[9]	ING Groep NV	0.250%	2/18/29	1,200	1,415
	Shell International Finance BV	4.000%	5/10/46	300	339
					6,480
Norway (0.1%)
[1,3]	Aker BP ASA	4.000%	1/15/31	1,090	1,167
Singapore (0.0%)
[1,3]	Temasek Financial I Ltd.	3.625%	8/1/28	510	578
South Korea (0.0%)
[1,3]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	213
Spain (0.2%)
[3,9]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,667
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	1,202
					2,869
Switzerland (0.4%)
[1,3]	Alcon Finance Corp.	3.000%	9/23/29	1,280	1,352
[1,3]	Alcon Finance Corp.	2.600%	5/27/30	625	640
[3,9]	Credit Suisse Group AG	1.250%	7/17/25	675	843
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	Credit Suisse Group AG	2.250%	6/9/28	1,075	1,550
[3,9]	Credit Suisse Group AG	0.650%	9/10/29	1,100	1,334
					5,719
United Arab Emirates (0.3%)
[1,3]	DAE Funding LLC	3.375%	3/20/28	2,435	2,462
[1,3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,355	2,338
					4,800
United Kingdom (2.0%)
	AstraZeneca plc	4.000%	1/17/29	755	860
[1,3]	BAE Systems plc	3.400%	4/15/30	200	218
	Barclays plc	4.337%	1/10/28	1,380	1,563
[3]	Barclays plc	4.972%	5/16/29	1,875	2,200
	Barclays plc	2.645%	6/24/31	815	826
	BAT Capital Corp.	3.557%	8/15/27	1,240	1,344
	BP Capital Markets plc	3.814%	2/10/24	475	518
[3,7]	BP Capital Markets plc	3.470%	5/15/25	1,350	1,146
[9]	BP Capital Markets plc	1.104%	11/15/34	800	976
[1,3]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,332
[3,10]	CPUK Finance Ltd.	3.588%	8/28/25	1,400	2,080
[3,9]	FCE Bank plc	0.869%	9/13/21	1,800	2,171
[3,10]	Heathrow Funding Ltd.	2.750%	8/9/49	250	332
[8]	HSBC Holdings plc, 3M USD LIBOR+1.000%	1.189%	5/18/24	245	248
[3,10]	HSBC Holdings plc	2.256%	11/13/26	600	870
	HSBC Holdings plc	1.589%	5/24/27	580	581
[3]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,301
[3]	HSBC Holdings plc	2.357%	8/18/31	2,020	2,001
[3,9]	Natwest Group plc	1.750%	3/2/26	1,850	2,355
	Prudential plc	3.125%	4/14/30	540	587
[1,3]	Sky Ltd.	3.125%	11/26/22	725	759
[1,3]	Standard Chartered plc	2.744%	9/10/22	1,095	1,107
[1,3]	Standard Chartered plc	0.991%	1/12/25	815	816
[3,9]	Vodafone Group plc	1.625%	11/24/30	2,675	3,547
	Vodafone Group plc	5.250%	5/30/48	400	517
					30,255
United States (12.5%)
	AbbVie Inc.	3.800%	3/15/25	1,060	1,161
	AbbVie Inc.	4.050%	11/21/39	275	316
	AbbVie Inc.	4.750%	3/15/45	225	273
	AbbVie Inc.	4.250%	11/21/49	675	783
[3]	Alabama Power Co.	4.300%	7/15/48	255	311
	Altria Group Inc.	5.800%	2/14/39	560	692
	Altria Group Inc.	3.875%	9/16/46	400	390
	Amazon.com Inc.	4.800%	12/5/34	300	389
	American Electric Power Co. Inc.	3.200%	11/13/27	950	1,045
[9]	American Express Credit Corp.	0.625%	11/22/21	1,900	2,307
[10]	American Honda Finance Corp.	0.750%	11/25/26	1,855	2,538
[9]	American International Group Inc.	1.500%	6/8/23	975	1,213
	American International Group Inc.	4.250%	3/15/29	502	581
	American International Group Inc.	3.400%	6/30/30	585	641
	American International Group Inc.	4.500%	7/16/44	73	87
	American International Group Inc.	4.750%	4/1/48	45	56
	American International Group Inc.	4.375%	6/30/50	570	677
	American Tower Corp.	5.000%	2/15/24	380	428
	American Tower Corp.	4.400%	2/15/26	300	340
10

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.625%	5/22/24	275	299
	Amgen Inc.	4.663%	6/15/51	350	442
[1,3]	Amgen Inc.	2.770%	9/1/53	590	536
	Anthem Inc.	3.500%	8/15/24	275	299
	Anthem Inc.	2.250%	5/15/30	1,010	1,017
	Anthem Inc.	4.375%	12/1/47	500	596
[9]	AT&T Inc.	2.050%	5/19/32	475	631
[9]	AT&T Inc.	3.150%	9/4/36	575	830
[9]	AT&T Inc.	2.600%	5/19/38	425	572
[1,3]	AT&T Inc.	3.500%	9/15/53	1,480	1,358
	AutoZone Inc.	3.125%	4/21/26	1,525	1,650
[3]	Bank of America Corp.	3.300%	1/11/23	570	601
[3]	Bank of America Corp.	3.593%	7/21/28	1,885	2,094
[3]	Bank of America Corp.	4.271%	7/23/29	1,640	1,898
[3]	Bank of America Corp.	2.496%	2/13/31	770	788
[3,8]	Bank of New York Mellon Corp., 3M USD LIBOR+1.050%	1.262%	10/30/23	415	421
[9]	Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	595	720
	Boeing Co.	1.433%	2/4/24	1,145	1,147
	Boeing Co.	2.196%	2/4/26	1,145	1,149
	Boeing Co.	3.250%	3/1/28	632	658
	Boeing Co.	3.450%	11/1/28	230	240
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	414
[1,3]	Boston Gas Co.	3.001%	8/1/29	130	139
	Boston Scientific Corp.	4.000%	3/1/29	60	68
	Boston Scientific Corp.	4.550%	3/1/39	600	725
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	944
	Broadcom Inc.	4.700%	4/15/25	1,510	1,705
[1,3]	Broadcom Inc.	3.500%	2/15/41	590	587
[1,3]	Broadcom Inc.	3.750%	2/15/51	285	282
[1,3]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,136
[1,3]	Cargill Inc.	4.760%	11/23/45	340	429
	Carrier Global Corp.	2.722%	2/15/30	648	672
	Carrier Global Corp.	3.377%	4/5/40	250	259
	Charles Schwab Corp.	4.625%	3/22/30	750	911
	Charter Communications Operating LLC	5.050%	3/30/29	595	697
	Charter Communications Operating LLC	6.384%	10/23/35	355	475
	Charter Communications Operating LLC	5.375%	5/1/47	110	129
	Charter Communications Operating LLC	5.125%	7/1/49	90	104
	Charter Communications Operating LLC	4.800%	3/1/50	118	130
	Charter Communications Operating LLC	3.700%	4/1/51	610	581
[9]	Chubb INA Holdings Inc.	0.875%	6/15/27	1,455	1,859
[9]	Chubb INA Holdings Inc.	1.400%	6/15/31	525	681
	Cigna Corp.	4.375%	10/15/28	420	488
	Cigna Corp.	2.400%	3/15/30	310	314
	Cimarex Energy Co.	4.375%	6/1/24	1,040	1,131
	Citigroup Inc.	2.700%	3/30/21	345	346
	Citigroup Inc.	4.600%	3/9/26	535	614
	Cleco Corporate Holdings LLC	3.743%	5/1/26	475	524
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	338
	Cleco Corporate Holdings LLC	4.973%	5/1/46	535	616
	Comcast Corp.	3.950%	10/15/25	250	281
[9]	Comcast Corp.	0.250%	5/20/27	1,050	1,273
[10]	Comcast Corp.	1.500%	2/20/29	630	875
	Comcast Corp.	6.500%	11/15/35	885	1,284
11

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.000%	3/1/48	40	46
	Comcast Corp.	4.700%	10/15/48	140	178
	Comcast Corp.	3.999%	11/1/49	120	139
	Comcast Corp.	4.049%	11/1/52	20	23
	Comcast Corp.	2.650%	8/15/62	25	22
	CommonSpirit Health	4.200%	8/1/23	770	834
	CommonSpirit Health	3.347%	10/1/29	355	386
	CommonSpirit Health	4.187%	10/1/49	435	480
	Commonwealth Edison Co.	3.650%	6/15/46	35	39
	Commonwealth Edison Co.	4.000%	3/1/48	245	284
	Conagra Brands Inc.	4.600%	11/1/25	200	230
	Conagra Brands Inc.	1.375%	11/1/27	640	627
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	104
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	359
	Constellation Brands Inc.	2.875%	5/1/30	115	121
[3]	Cottage Health Obligated Group	3.304%	11/1/49	190	201
[1,3]	Cox Communications Inc.	3.500%	8/15/27	1,420	1,572
[1,3]	Cox Communications Inc.	4.800%	2/1/35	100	122
	Crown Castle International Corp.	2.100%	4/1/31	1,865	1,802
	CSX Corp.	4.300%	3/1/48	495	588
	CVS Health Corp.	2.875%	6/1/26	1,455	1,562
	CVS Health Corp.	4.300%	3/25/28	289	332
	CVS Health Corp.	4.125%	4/1/40	235	268
	CVS Health Corp.	5.050%	3/25/48	125	158
[9]	Danaher Corp.	2.100%	9/30/26	1,550	2,064
	Dignity Health	3.812%	11/1/24	594	646
	Dignity Health	4.500%	11/1/42	166	182
[9]	Discovery Communications LLC	1.900%	3/19/27	1,825	2,360
	Discovery Communications LLC	3.625%	5/15/30	785	863
	Discovery Communications LLC	4.650%	5/15/50	445	519
	Dominion Energy Inc.	2.715%	8/15/21	140	141
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	220
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	148
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	402
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	291
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	660	777
	Energy Transfer Operating LP	4.900%	3/15/35	1,075	1,150
	Enterprise Products Operating LLC	3.900%	2/15/24	535	582
[1,3]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	151
[1,3]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	812
[1,3]	ERAC USA Finance LLC	3.300%	12/1/26	300	330
[1,3]	ERAC USA Finance LLC	4.500%	2/15/45	455	546
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	239
[3]	Evergy Metro Inc.	2.250%	6/1/30	245	251
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,132
	Exxon Mobil Corp.	2.610%	10/15/30	190	198
	FedEx Corp.	4.100%	2/1/45	85	93
	FedEx Corp.	4.750%	11/15/45	227	273
	FedEx Corp.	4.550%	4/1/46	117	137
	FedEx Corp.	4.050%	2/15/48	33	36
[9]	Fidelity National Information Services Inc.	1.500%	5/21/27	1,820	2,332
[9]	Fidelity National Information Services Inc.	2.000%	5/21/30	235	313
	Fifth Third Bancorp	2.550%	5/5/27	555	592
	Fiserv Inc.	3.200%	7/1/26	355	386
[9]	Fiserv Inc.	1.625%	7/1/30	1,125	1,462
12

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Fiserv Inc.	3.000%	7/1/31	775	1,178
[9]	General Mills Inc.	0.450%	1/15/26	1,275	1,561
	General Motors Co.	4.200%	10/1/27	475	531
	General Motors Co.	5.000%	10/1/28	935	1,090
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,345
[1,3]	Genting New York LLC	3.300%	2/15/26	415	416
	Georgia Power Co.	4.300%	3/15/42	860	1,010
	Gilead Sciences Inc.	2.800%	10/1/50	1,005	924
	Goldman Sachs Group Inc.	2.625%	4/25/21	575	576
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,489
[1,3]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	445
[1,3]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	72
	HCA Inc.	5.250%	6/15/49	575	713
	Healthpeak Properties Inc.	4.000%	6/1/25	850	947
	Healthpeak Properties Inc.	3.500%	7/15/29	335	368
	Hess Corp.	7.300%	8/15/31	1,750	2,244
	Hess Corp.	5.600%	2/15/41	425	504
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,425	1,352
	International Business Machines Corp.	3.300%	5/15/26	550	608
	International Business Machines Corp.	1.950%	5/15/30	1,510	1,495
	International Business Machines Corp.	4.250%	5/15/49	420	497
	International Paper Co.	4.350%	8/15/48	605	736
[1,3]	ITC Holdings Corp.	2.950%	5/14/30	965	1,017
[3]	John Deere Capital Corp.	3.450%	3/13/25	985	1,083
[3]	Johnson Controls International plc	4.950%	7/2/64	692	873
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	975	1,130
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	60
[1,3]	KeySpan Gas East Corp.	2.742%	8/15/26	400	429
	Kroger Co.	4.450%	2/1/47	330	388
	Kroger Co.	5.400%	1/15/49	290	387
	Lowe's Cos. Inc.	1.300%	4/15/28	1,845	1,788
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,184
[1,3]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	559
	McCormick & Co. Inc.	2.500%	4/15/30	180	185
[3]	McDonald's Corp.	4.450%	9/1/48	475	573
[3]	McDonald's Corp.	3.625%	9/1/49	50	54
[9]	Medtronic Global Holdings SCA	1.125%	3/7/27	1,595	2,031
[9]	Medtronic Global Holdings SCA	1.625%	3/7/31	785	1,052
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	235	234
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	185
	Merck & Co. Inc.	3.400%	3/7/29	545	609
[3]	Mercy Health	3.555%	8/1/27	410	449
[3]	Mercy Health	4.302%	7/1/28	370	424
[1,3]	Metropolitan Edison Co.	4.300%	1/15/29	1,555	1,743
[1,3]	Metropolitan Life Global Funding I	3.000%	9/19/27	775	847
[1,3]	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,635
	Microsoft Corp.	3.700%	8/8/46	1,125	1,329
	MidAmerican Energy Co.	4.250%	5/1/46	10	12
[1,3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	1,145	1,257
[3,7]	Molson Coors International LP	2.840%	7/15/23	1,875	1,532
	Morgan Stanley	2.750%	5/19/22	1,375	1,416
[3]	Morgan Stanley	3.125%	7/27/26	1,850	2,019
[3]	Morgan Stanley	3.772%	1/24/29	570	637
[9]	Morgan Stanley	0.497%	2/7/31	1,050	1,251
	National Retail Properties Inc.	3.900%	6/15/24	805	879
13

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,330	1,460
[1,3]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	978
	Norfolk Southern Corp.	2.550%	11/1/29	1,165	1,218
[1,3]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	254
[1,3]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	38
	NVIDIA Corp.	3.500%	4/1/40	445	492
[1,3]	Oglethorpe Power Corp.	6.191%	1/1/31	210	267
	Oglethorpe Power Corp.	5.050%	10/1/48	161	191
[1,3]	Oglethorpe Power Corp.	3.750%	8/1/50	415	419
	Oglethorpe Power Corp.	5.250%	9/1/50	305	361
	Oracle Corp.	3.400%	7/8/24	575	624
	Oracle Corp.	3.600%	4/1/50	850	892
	Oracle Corp.	3.850%	4/1/60	225	243
	Otis Worldwide Corp.	2.565%	2/15/30	85	87
	Otis Worldwide Corp.	3.112%	2/15/40	195	202
	Otis Worldwide Corp.	3.362%	2/15/50	335	349
	PacifiCorp	2.700%	9/15/30	205	217
[1,3]	Penske Truck Leasing Co. LP	3.375%	2/1/22	145	148
[1,3]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,405	1,501
[1,3]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	180
[1,3]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,236
[1,3]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	201
	Pfizer Inc.	1.700%	5/28/30	275	270
	Philip Morris International Inc.	2.500%	11/2/22	575	595
[3]	PNC Bank NA	3.250%	1/22/28	910	1,002
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	255
	Raytheon Technologies Corp.	3.950%	8/16/25	285	319
	Raytheon Technologies Corp.	4.450%	11/16/38	725	868
	Republic Services Inc.	2.300%	3/1/30	1,290	1,312
[1,3]	Royalty Pharma plc	3.300%	9/2/40	315	316
[1,3]	Royalty Pharma plc	3.550%	9/2/50	765	754
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	1,360	1,322
[3]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	301
	Santander Holdings USA Inc.	3.700%	3/28/22	2,400	2,471
[1,3]	SBA Tower Trust	3.448%	3/15/23	675	713
[1,3]	SBA Tower Trust	1.884%	1/15/26	245	249
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	400	396
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	165	164
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	95	94
	Sempra Energy	3.250%	6/15/27	1,050	1,146
	Sierra Pacific Power Co.	2.600%	5/1/26	149	159
[3]	Southern California Edison Co.	3.700%	8/1/25	30	33
[3]	Southern California Edison Co.	2.950%	2/1/51	790	722
	Southern Co.	4.400%	7/1/46	5	6
[1,3]	Sprint Spectrum Co. LLC	4.738%	3/20/25	805	866
[3]	SSM Health Care Corp.	3.823%	6/1/27	320	372
	Starbucks Corp.	4.500%	11/15/48	730	880
	Starbucks Corp.	3.350%	3/12/50	60	61
[3]	Sutter Health	2.294%	8/15/30	360	366
[3]	Synchrony Bank	3.000%	6/15/22	450	464
	Sysco Corp.	2.400%	2/15/30	1,495	1,519
[1,3]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	860	1,073
[1,3]	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,967
[1,3]	T-Mobile USA Inc.	3.600%	11/15/60	405	389
14

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toledo Hospital	5.325%	11/15/28	555	654
	Toledo Hospital	5.750%	11/15/38	210	254
	Trinity Acquisition plc	4.400%	3/15/26	1,274	1,449
[3]	Truist Bank	3.300%	5/15/26	450	494
[3]	Truist Financial Corp.	3.200%	9/3/21	510	516
[3]	Truist Financial Corp.	2.200%	3/16/23	875	907
[3]	Truist Financial Corp.	3.700%	6/5/25	970	1,075
	Union Pacific Corp.	3.750%	2/5/70	285	308
[3]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	58	58
	UnitedHealth Group Inc.	3.850%	6/15/28	820	930
	UnitedHealth Group Inc.	2.000%	5/15/30	240	240
	UnitedHealth Group Inc.	4.625%	7/15/35	75	93
	UnitedHealth Group Inc.	4.200%	1/15/47	65	75
	VEREIT Operating Partnership LP	3.400%	1/15/28	535	575
	VEREIT Operating Partnership LP	2.200%	6/15/28	285	283
	VEREIT Operating Partnership LP	3.100%	12/15/29	830	863
	VEREIT Operating Partnership LP	2.850%	12/15/32	120	120
[9]	Verizon Communications Inc.	1.250%	4/8/30	1,100	1,407
[1,3]	Verizon Communications Inc.	1.680%	10/30/30	307	291
[10]	Verizon Communications Inc.	3.375%	10/27/36	200	322
	Verizon Communications Inc.	4.522%	9/15/48	720	848
	Verizon Communications Inc.	5.012%	8/21/54	475	602
	VF Corp.	2.800%	4/23/27	185	199
	VF Corp.	2.950%	4/23/30	1,765	1,882
[3,7]	Wells Fargo & Co.	2.975%	5/19/26	625	519
[3]	Wells Fargo & Co.	4.100%	6/3/26	920	1,041
[3]	Wells Fargo & Co.	4.300%	7/22/27	275	318
[3]	Wells Fargo & Co.	2.879%	10/30/30	435	459
[3]	Wells Fargo & Co.	4.750%	12/7/46	800	986
	Welltower Inc.	4.000%	6/1/25	275	305
					183,697
Total Corporate Bonds (Cost $290,125)					305,927
Sovereign Bonds (4.3%)
Australia (0.3%)
[3,11]	Commonwealth of Australia	2.750%	11/21/27	135	113
[3,11]	Commonwealth of Australia	2.250%	5/21/28	1,195	970
[3,11]	Commonwealth of Australia	2.500%	5/21/30	4,085	3,348
[3,11]	Commonwealth of Australia	1.000%	11/21/31	600	420
					4,851
Bermuda (0.0%)
[1,3]	Bermuda	2.375%	8/20/30	200	205
[1,3]	Bermuda	3.375%	8/20/50	200	207
					412
Canada (0.5%)
[7]	Canadian Government Bond	0.500%	9/1/25	2,900	2,246
[7]	City of Montreal	3.150%	12/1/36	750	637
[7]	City of Montreal	3.500%	12/1/38	410	358
[7]	City of Toronto	3.200%	8/1/48	1,000	859
[7]	Province of Ontario	2.900%	6/2/28	1,910	1,631
[3,12]	Province of Ontario	0.250%	6/28/29	985	1,105
					6,836
15

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chile (0.1%)
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	716
[9]	Republic of Chile	1.250%	1/22/51	670	742
					1,458
Colombia (0.1%)
[3]	Republic of Colombia	4.000%	2/26/24	1,350	1,438
Croatia (0.2%)
[9]	Republic of Croatia	1.500%	6/17/31	1,640	2,069
Hungary (0.2%)
[9]	Republic of Hungary	1.625%	4/28/32	1,125	1,454
[9]	Republic of Hungary	1.750%	6/5/35	525	677
					2,131
Japan (1.0%)
[3,13]	Japan	0.100%	12/20/28	619,050	5,821
[3,13]	Japan	0.100%	3/20/29	158,800	1,492
[3,13]	Japan	0.100%	6/20/29	40,250	378
[3,13]	Japan	0.100%	12/20/30	668,000	6,227
					13,918
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,677
Panama (0.1%)
[1,3]	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	551
[3]	Republic of Panama	2.252%	9/29/32	1,525	1,456
					2,007
Qatar (0.2%)
[1,3]	State of Qatar	2.375%	6/2/21	1,400	1,405
[1,3]	State of Qatar	3.875%	4/23/23	550	589
[1,3]	State of Qatar	5.103%	4/23/48	255	329
[1,3]	State of Qatar	4.400%	4/16/50	780	927
					3,250
Romania (0.2%)
[1,9]	Republic of Romania	1.375%	12/2/29	765	921
[3,9]	Republic of Romania	2.500%	2/8/30	1,225	1,589
[3,9]	Republic of Romania	2.124%	7/16/31	725	900
					3,410
Saudi Arabia (0.2%)
[1,3]	Kingdom of Saudi Arabia	2.875%	3/4/23	2,020	2,101
[1,3]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	527
[1,3]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	740
					3,368
Spain (0.1%)
[1,9]	Kingdom of Spain	0.600%	10/31/29	1,050	1,309
Supranational (0.1%)
[3,9]	European Union	0.750%	4/4/31	1,125	1,481
United Arab Emirates (0.1%)
[3]	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,355
United Kingdom (0.8%)
[10]	United Kingdom	0.625%	6/7/25	700	988
[10]	United Kingdom	1.250%	7/22/27	655	951
[10]	United Kingdom	0.875%	10/22/29	1,100	1,542
16

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	United Kingdom	0.375%	10/22/30	5,375	7,167
[10]	United Kingdom	3.500%	1/22/45	735	1,463
					12,111
Total Sovereign Bonds (Cost $61,456)					63,081
Taxable Municipal Bonds (0.6%)
United States (0.6%)
[3]	Broward County FL Airport System Revenue	3.477%	10/1/43	100	104
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	20	21
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	805	1,146
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	55	78
[3]	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	90	91
[3]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	59
[3,14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	405	430
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	755	1,095
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	43	63
[3]	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	295
	Illinois GO	5.100%	6/1/33	660	737
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	610	682
[3]	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	181
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	20	23
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	235
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	445	573
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	301
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	795
[3]	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	295	295
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	305	391
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	797
	State of Connecticut GO	2.000%	7/1/23	190	198
	State of Connecticut GO	5.770%	3/15/25	275	332
[3]	University of California Revenue	1.316%	5/15/27	155	154
[3]	University of Virginia Revenue	2.256%	9/1/50	200	184
Total Taxable Municipal Bonds (Cost $8,459)					9,260
17

Global Wellington Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[16,17]	Vanguard Market Liquidity Fund (Cost $73,338)	0.099%	733,587	73,359
Total Investments (101.3%) (Cost $1,279,077)				1,493,768
Other Assets and Liabilities—Net (-1.3%)				(18,486)
Net Assets (100%)				1,475,282
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $89,321,000, representing 6.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,120,000.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
6	Securities with a value of $643,000 have been segregated as initial margin for open futures contracts.
7	Face amount denominated in Canadian dollars.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17	Collateral of $16,660,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
18

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	March 2021	51	8,258	(62)
Euro-BTP	March 2021	12	2,169	(21)
Euro-Buxl	March 2021	19	4,810	(297)
Euro-OAT	March 2021	15	2,958	(72)
Euro-Schatz	March 2021	93	12,587	(19)
				(471)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(229)	(30,393)	368
Euro-Bund	March 2021	(52)	(10,879)	223
Long Gilt	June 2021	(7)	(1,246)	11
Ultra 10-Year U.S. Treasury Note	June 2021	(41)	(6,041)	60
				662
				191

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
J.P. Morgan Securities LLC	3/31/21	EUR	1,201	USD	1,459	—	(8)
J.P. Morgan Securities LLC	3/31/21	GBP	607	USD	849	—	(3)
Goldman Sachs International	3/31/21	USD	6,192	AUD	7,837	161	—
Goldman Sachs International	3/31/21	USD	12,221	CAD	15,411	110	—
J.P. Morgan Securities LLC	3/31/21	AUD	900	CAD	897	—	(12)
J.P. Morgan Securities LLC	3/31/21	USD	1,597	CHF	1,434	19	—
J.P. Morgan Securities LLC	3/31/21	USD	91,342	EUR	75,060	706	—
Goldman Sachs International	3/31/21	USD	4,035	EUR	3,317	29	—
Goldman Sachs International	3/31/21	GBP	2,624	EUR	3,036	—	(10)
19

Global Wellington Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	3/31/21	USD	32,209	GBP	22,872	337	—
J.P. Morgan Securities LLC	3/31/21	USD	16,720	JPY	1,758,473	218	—
						1,580	(33)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Global Wellington Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,205,739)	1,420,409
Affiliated Issuers (Cost $73,338)	73,359
Total Investments in Securities	1,493,768
Investment in Vanguard	54
Foreign Currency, at Value (Cost $12,235)	12,231
Receivables for Investment Securities Sold	17,121
Receivables for Accrued Income	5,816
Receivables for Capital Shares Issued	2,941
Unrealized Appreciation—Forward Currency Contracts	1,580
Total Assets	1,533,511
Liabilities
Due to Custodian	212
Payables for Investment Securities Purchased	40,166
Collateral for Securities on Loan	16,660
Payables for Capital Shares Redeemed	572
Payables to Investment Advisor	429
Payables to Vanguard	147
Variation Margin Payable—Futures Contracts	10
Unrealized Depreciation—Forward Currency Contracts	33
Total Liabilities	58,229
Net Assets	1,475,282
At February 28, 2021, net assets consisted of:

Paid-in Capital	1,258,628
Total Distributable Earnings (Loss)	216,654
Net Assets	1,475,282

Investor Shares—Net Assets
Applicable to 8,031,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,067
Net Asset Value Per Share—Investor Shares	$24.16

Admiral Shares—Net Assets
Applicable to 42,416,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,281,215
Net Asset Value Per Share—Admiral Shares	$30.21
See accompanying Notes, which are an integral part of the Financial Statements.
21

Global Wellington Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends[1]	10,140
Interest[2]	3,723
Securities Lending—Net	1
Total Income	13,864
Expenses
Basic Fee	1,032
Performance Adjustment	(225)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	258
Management and Administrative—Admiral Shares	1,125
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	32
Custodian Fees	19
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Total Expenses	2,260
Net Investment Income	11,604
Realized Net Gain (Loss)
Investment Securities Sold[2]	13,801
Futures Contracts	1,131
Forward Currency Contracts	(4,880)
Foreign Currencies	592
Realized Net Gain (Loss)	10,644
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	96,983
Futures Contracts	23
Forward Currency Contracts	3,065
Foreign Currencies	(349)
Change in Unrealized Appreciation (Depreciation)	99,722
Net Increase (Decrease) in Net Assets Resulting from Operations	121,970
1	Dividends are net of foreign withholding taxes of $447,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Global Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,604	24,282
Realized Net Gain (Loss)	10,644	(7,459)
Change in Unrealized Appreciation (Depreciation)	99,722	57,999
Net Increase (Decrease) in Net Assets Resulting from Operations	121,970	74,822
Distributions
Investor Shares	(1,476)	(3,574)
Admiral Shares	(10,266)	(19,722)
Total Distributions	(11,742)	(23,296)
Capital Share Transactions
Investor Shares	(1,885)	(728)
Admiral Shares	56,342	257,012
Net Increase (Decrease) from Capital Share Transactions	54,457	256,284
Total Increase (Decrease)	164,685	307,810
Net Assets
Beginning of Period	1,310,597	1,002,787
End of Period	1,475,282	1,310,597
See accompanying Notes, which are an integral part of the Financial Statements.
23

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,			Oct. 18, 2017[1] to August 31, 2018
		2020	2019
Net Asset Value, Beginning of Period	$22.29	$21.41	$20.51	$20.00
Investment Operations
Net Investment Income[2]	.185	.430	.443	.392
Net Realized and Unrealized Gain (Loss) on Investments	1.873	.874	.920	.379
Total from Investment Operations	2.058	1.304	1.363	.771
Distributions
Dividends from Net Investment Income	(.188)	(.389)	(.426)	(.261)
Distributions from Realized Capital Gains	—	(.035)	(.037)	—
Total Distributions	(.188)	(.424)	(.463)	(.261)
Net Asset Value, End of Period	$24.16	$22.29	$21.41	$20.51
Total Return[3]	9.27%	6.22%	6.80%	3.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$194	$181	$176	$172
Ratio of Total Expenses to Average Net Assets	0.42%[4]	0.44%[4]	0.46%[4]	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.61%	2.01%	2.19%	2.32%[5]
Portfolio Turnover Rate	34%[7]	58%[7]	54%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.03%) for 2021, (0.01%) for 2020, and 0.01% for 2019.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
7	Includes 10% and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,			Oct. 18, 2017[1] to August 31, 2018
		2020	2019
Net Asset Value, Beginning of Period	$27.87	$26.76	$25.65	$25.00
Investment Operations
Net Investment Income[2]	.246	.564	.583	.511
Net Realized and Unrealized Gain (Loss) on Investments	2.345	1.104	1.132	.480
Total from Investment Operations	2.591	1.668	1.715	.991
Distributions
Dividends from Net Investment Income	(.251)	(.514)	(.559)	(.341)
Distributions from Realized Capital Gains	—	(.044)	(.046)	—
Total Distributions	(.251)	(.558)	(.605)	(.341)
Net Asset Value, End of Period	$30.21	$27.87	$26.76	$25.65
Total Return[3]	9.34%	6.38%	6.85%	3.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,281	$1,129	$826	$715
Ratio of Total Expenses to Average Net Assets	0.32%[4]	0.34%[4]	0.36%[4]	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.71%	2.11%	2.29%	2.42%[5]
Portfolio Turnover Rate	34%[7]	58%[7]	54%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.03%) for 2021, (0.01%) for 2020, and 0.01% for 2019.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
7	Includes 10% and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
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Global Wellington Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented 3% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset
27

Global Wellington Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2021, the fund’s average investment in forward currency contracts represented 11% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Global Wellington Fund
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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Global Wellington Fund
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Barclays Fixed Income Composite Index, for the preceding three years. For the six months ended February 28, 2021, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net decrease of $225,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $54,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Global Wellington Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	564,356	—	—	564,356
Common Stocks—Other	33,855	361,706	—	395,561
U.S. Government and Agency Obligations	—	69,308	—	69,308
Asset-Backed/Commercial Mortgage-Backed Securities	—	12,916	—	12,916
Corporate Bonds	—	305,927	—	305,927
Sovereign Bonds	—	63,081	—	63,081
Taxable Municipal Bonds	—	9,260	—	9,260
Temporary Cash Investments	73,359	—	—	73,359
Total	671,570	822,198	—	1,493,768

Derivative Financial Instruments
Assets
Futures Contracts[1]	662	—	—	662
Forward Currency Contracts	—	1,580	—	1,580
Total	662	1,580	—	2,242
Liabilities
Futures Contracts[1]	471	—	—	471
Forward Currency Contracts	—	33	—	33
Total	471	33	—	504
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities Caption	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	662	—	662
Unrealized Appreciation—Forward Currency Contracts	—	1,580	1,580
Total Assets	662	1,580	2,242

Unrealized Depreciation—Futures Contracts[1]	471	—	471
Unrealized Depreciation—Forward Currency Contracts	—	33	33
Total Liabilities	471	33	504
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Wellington Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,131	—	1,131
Forward Currency Contracts	—	(4,880)	(4,880)
Realized Net Gain (Loss) on Derivatives	1,131	(4,880)	(3,749)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	23	—	23
Forward Currency Contracts	—	3,065	3,065
Change in Unrealized Appreciation (Depreciation) on Derivatives	23	3,065	3,088
F.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,279,603
Gross Unrealized Appreciation	240,820
Gross Unrealized Depreciation	(24,917)
Net Unrealized Appreciation (Depreciation)	215,903
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $14,718,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended February 28, 2021, the fund purchased $251,488,000 of investment securities and sold $219,241,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $236,122,000 and $226,538,000, respectively.
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Global Wellington Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	35,600	1,528	69,272	3,217
Issued in Lieu of Cash Distributions	1,317	57	3,177	151
Redeemed	(38,802)	(1,685)	(73,177)	(3,475)
Net Increase (Decrease)—Investor Shares	(1,885)	(100)	(728)	(107)
Admiral Shares
Issued	195,468	6,688	572,797	21,800
Issued in Lieu of Cash Distributions	9,179	318	17,237	659
Redeemed	(148,305)	(5,107)	(333,022)	(12,820)
Net Increase (Decrease)—Admiral Shares	56,342	1,899	257,012	9,639
At February 28, 2021, one shareholder was the record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
33

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-capitalization stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception in 2017.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
34

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
35

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q15672 042021

Semiannual Report  |  February 28, 2021
Vanguard Global Wellesley® Income Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$1,043.50	$2.08
AdmiralTM Shares	1,000.00	1,043.70	1.57
Based on Hypothetical 5% Yearly Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$1,022.76	$2.06
Admiral Shares	1,000.00	1,023.26	1.56
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.41% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Wellesley Income Fund
Fund Allocation
As of February 28, 2021

United States	50.6%
United Kingdom	8.4
France	7.7
Canada	5.6
Japan	5.1
Switzerland	3.1
Germany	2.6
Netherlands	1.8
Taiwan	1.4
Spain	1.3
Hong Kong	1.3
Norway	1.3
China	1.2
Australia	1.2
Cayman Islands	1.1
Other	6.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (38.4%)
Canada (3.2%)
	Bank of Nova Scotia	91,014	5,321
	TC Energy Corp.	92,460	3,873
	Royal Bank of Canada	44,160	3,760
	Enbridge Inc.	94,460	3,190
			16,144
China (1.0%)
	ENN Energy Holdings Ltd.	191,700	2,932
	Guangdong Investment Ltd.	1,106,000	1,975
			4,907
France (4.4%)
	AXA SA	239,822	6,031
	TOTAL SE	103,545	4,828
	Vinci SA	36,930	3,841
	Nexity SA	78,534	3,838
*	Bureau Veritas SA	125,759	3,402
			21,940
Germany (0.8%)
	Volkswagen AG Preference Shares	18,621	3,896
Greece (0.6%)
	Hellenic Telecommunications Organization SA	192,639	2,977
Hong Kong (1.2%)
*	Sands China Ltd.	727,200	3,428
	AIA Group Ltd.	200,000	2,522
			5,950
Japan (2.8%)
	Tokio Marine Holdings Inc.	93,900	4,665
	Mitsubishi UFJ Financial Group Inc.	663,800	3,491
	KDDI Corp.	105,300	3,283
	Isuzu Motors Ltd.	229,100	2,411
			13,850
Netherlands (0.8%)
	Koninklijke KPN NV	1,290,525	4,230
Norway (0.8%)
	DNB ASA	204,182	3,967
Spain (0.6%)
	Industria de Diseno Textil SA	89,965	2,966
4

Global Wellesley Income Fund
				Shares	Market Value• ($000)
Switzerland (2.2%)
	Novartis AG (Registered)			49,834	4,292
	UBS Group AG (Registered)			269,457	4,192
	Nestle SA (Registered)			25,861	2,699
					11,183
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			310,000	6,772
United Kingdom (2.9%)
	AstraZeneca plc			39,971	3,882
	BAE Systems plc			569,882	3,858
	National Grid plc			332,794	3,742
*	Standard Chartered plc			460,937	2,983
					14,465
United States (15.8%)
	Bank of America Corp.			158,842	5,513
	Philip Morris International Inc.			62,987	5,292
	Comcast Corp. Class A			96,732	5,100
	Cisco Systems Inc.			99,465	4,463
	Verizon Communications Inc.			78,789	4,357
	Pfizer Inc.			127,925	4,284
	Progressive Corp.			48,409	4,161
	Anthem Inc.			13,199	4,002
	Microsoft Corp.			16,252	3,776
	Lockheed Martin Corp.			10,570	3,491
	Duke Energy Corp.			39,908	3,416
	Texas Instruments Inc.			18,588	3,202
	TJX Cos. Inc.			47,097	3,108
	Medtronic plc			26,116	3,055
	Exelon Corp.			72,544	2,800
	Medical Properties Trust Inc.			128,390	2,772
	Boston Properties Inc.			27,883	2,764
	Kellogg Co.			43,116	2,488
	Edison International			46,005	2,484
	FMC Corp.			23,666	2,406
	Merck & Co. Inc.			31,437	2,283
	Home Depot Inc.			8,070	2,085
	Chubb Ltd.			12,398	2,016
					79,318
Total Common Stocks (Cost $172,153)					192,565
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.2%)
[1,2]	Fannie Mae Pool	3.070%	2/1/25	125	135
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	115	118
[1,2]	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	799	826
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	130	137
[1,2]	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	1,298	1,390
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	1,046	1,073
[1,2]	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	204	209
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,033	1,141
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae REMICS	2.750%	9/20/44	184	189
[1,2,3]	UMBS Pool	1.500%	3/15/36–4/15/36	6,195	6,266
[1,2,3]	UMBS Pool	2.000%	3/15/36–4/15/51	4,950	5,011
[1,2,3]	UMBS Pool	2.500%	3/15/51	3,050	3,162
	United States Treasury Note/Bond	0.125%	11/30/22–2/15/24	9,445	9,417
	United States Treasury Note/Bond	0.375%	1/31/26	2,400	2,361
	United States Treasury Note/Bond	0.875%	11/15/30	505	482
	United States Treasury Note/Bond	1.250%	5/15/50	163	131
	United States Treasury Note/Bond	2.000%	2/15/50	482	469
	United States Treasury Note/Bond	1.375%	8/15/50	1,005	839
	United States Treasury Note/Bond	1.875%	2/15/51	940	890
[4]	United States Treasury Note/Bond	1.625%	11/15/50	1,640	1,459
	United States Treasury Note/Bond	2.875%	5/15/49	370	431
Total U.S. Government and Agency Obligations (Cost $36,335)					36,136
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
Bermuda (0.0%)
[1,5]	START Ireland Series 2019-1	4.089%	3/15/44	155	156
Canada (0.2%)
[1,5]	Chesapeake Funding II LLC Series 2018-2A	3.230%	8/15/30	339	343
[1,5,6]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	939	744
					1,087
Cayman Islands (1.1%)
[1,5,7]	KKR CLO 16 Ltd., 3M USD LIBOR+1.250%	1.474%	1/20/29	435	435
[1,5,7]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR+1.190%	1.414%	10/21/30	875	875
[1,5,7]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR+0.750%	0.991%	4/15/29	1,570	1,567
[1,5,7]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR+0.800%	1.041%	1/15/28	1,510	1,508
[1,5,7]	Race Point IX CLO Ltd. Series 2015-9A, 3M USD LIBOR+1.210%	1.451%	10/15/30	865	865
					5,250
United States (0.9%)
[1,5]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	213	215
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	203	203
[1,5]	CF Hippolyta LLC Series 2020-1	1.690%	7/15/60	532	534
[1,5]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	128	131
[1,5]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	113	120
[1,5]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	30	30
	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	180	180
[1,2,5]	Freddie Mac STACR REMIC Trust Series 2021-DNA1	0.695%	1/25/51	320	320
[1,2,7]	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M USD LIBOR+5.000%	5.118%	12/25/28	238	252
[1,2,7]	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M USD LIBOR+2.500%	2.618%	3/25/30	615	626
[1,5]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	145	146
[1,5]	MMAF Equipment Finance LLC Series 2017-B	2.210%	10/17/22	28	28
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	296	321
[1,5]	SoFi Consumer Loan Program Trust Series 2019-3	2.900%	5/25/28	312	314
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	194	199
[1,5]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	138	144
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,5]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	540	539
[1,5]	Verus Securitization Trust Series 2019-2	3.211%	5/25/59	161	162
					4,464
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,872)					10,957
Corporate Bonds (39.5%)
Australia (0.5%)
[1,5]	National Australia Bank Ltd.	2.332%	8/21/30	1,065	1,030
[1,5]	National Australia Bank Ltd.	3.933%	8/2/34	850	922
[1,5]	Scentre Group Trust 1	3.625%	1/28/26	549	596
					2,548
Austria (0.1%)
[1,5]	JAB Holdings BV	2.200%	11/23/30	260	251
Belgium (0.6%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	700	844
[1,8]	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	167	226
[1,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	450	659
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	225	330
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	480	560
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	300	348
					2,967
Canada (0.9%)
[1,6]	Bell Canada	3.350%	3/22/23	950	781
	Fortis Inc.	3.055%	10/4/26	625	678
	Nutrien Ltd.	4.125%	3/15/35	750	857
[1,6]	Royal Bank of Canada	2.949%	5/1/23	1,825	1,504
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	549
					4,369
China (0.2%)
[1,5]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,110	1,136
Denmark (0.7%)
[8]	Danske Bank A/S	0.500%	8/27/25	1,650	2,008
[1,5]	Danske Bank A/S	1.621%	9/11/26	875	874
[1,9]	Danske Bank A/S	2.250%	1/14/28	560	801
					3,683
France (3.1%)
[1,8]	Airbus SE	2.375%	4/7/32	475	659
[1,8]	Airbus SE	2.375%	6/9/40	300	405
[1,8]	AXA SA	5.125%	7/4/43	750	1,005
[1,5]	BNP Paribas SA	2.819%	11/19/25	360	383
[1,5]	BNP Paribas SA	2.219%	6/9/26	770	797
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	477
[1,8]	BNP Paribas SA	2.125%	1/23/27	900	1,179
[1,8]	BNP Paribas SA	1.125%	4/17/29	700	876
[1,8]	BPCE SA	1.125%	1/18/23	900	1,111
[1,8]	BPCE SA	0.500%	9/15/27	900	1,090
[1,5]	BPCE SA	3.250%	1/11/28	500	538
[8]	Cie de Saint-Gobain	2.375%	10/4/27	700	958
[1,8]	Credit Mutuel Arkea SA	1.625%	4/15/26	1,100	1,414
[1,5]	Danone SA	2.947%	11/2/26	285	308
[1,8]	Engie SA	0.000%	3/4/27	1,000	1,193
[1,8]	Orange SA	1.000%	5/12/25	1,200	1,505
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	Orange SA	0.500%	9/4/32	100	120
[1,8]	RCI Banque SA	0.750%	9/26/22	625	762
[1,8]	RCI Banque SA	1.375%	3/8/24	575	714
					15,494
Germany (1.7%)
[1,5]	Bayer US Finance II LLC	4.250%	12/15/25	660	743
[1,5]	Bayer US Finance LLC	3.375%	10/8/24	765	831
[1,9]	E.ON International Finance BV	4.750%	1/31/34	100	178
[1,9]	E.ON International Finance BV	5.875%	10/30/37	200	411
[1,5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	217
[1,8]	Volkswagen International Finance NV	1.250%	9/23/32	500	621
[1,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	678
[1,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	2,289
[1,8]	Vonovia Finance BV	1.625%	10/7/39	400	513
[8]	Wintershall Dea Finance BV	0.840%	9/25/25	900	1,100
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	900	1,115
					8,696
Hong Kong (0.0%)
[1,5]	AIA Group Ltd.	3.375%	4/7/30	200	219
Ireland (0.8%)
[1,5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	260	250
[1,5]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	1,060	1,008
[8]	CRH Finance DAC	3.125%	4/3/23	1,177	1,517
[1,8]	CRH SMW Finance DAC	1.250%	11/5/26	800	1,019
					3,794
Japan (0.4%)
[1,3,5]	NTT Finance Corp.	1.162%	4/3/26	700	697
[1,3,5]	NTT Finance Corp.	2.065%	4/3/31	200	199
[8]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	575	725
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	200
					1,821
Netherlands (0.9%)
[1,8]	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,329
[1,5]	Cooperatieve Rabobank UA	1.106%	2/24/27	530	528
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	166
[1,8]	Heineken NV	1.500%	10/3/29	950	1,254
[8]	ING Groep NV	0.250%	2/18/29	800	944
	Shell International Finance BV	4.000%	5/10/46	275	311
					4,532
Norway (0.2%)
[1,5]	Aker BP ASA	4.000%	1/15/31	725	777
South Korea (0.0%)
[1,5]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	213
Spain (0.5%)
[1,8]	Iberdrola Finanzas SA	1.250%	10/28/26	1,000	1,282
	Telefonica Emisiones SA	4.665%	3/6/38	845	963
					2,245
Switzerland (0.7%)
[1,5]	Alcon Finance Corp.	3.000%	9/23/29	1,005	1,061
[1,8]	Credit Suisse Group AG	1.250%	7/17/25	600	750
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,9]	Credit Suisse Group AG	2.250%	6/9/28	675	973
[1,8]	Credit Suisse Group AG	0.650%	9/10/29	700	849
					3,633
United Arab Emirates (0.6%)
[1,5]	DAE Funding LLC	3.375%	3/20/28	1,440	1,456
[1,5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,490	1,479
					2,935
United Kingdom (4.2%)
	AstraZeneca plc	4.000%	1/17/29	720	820
[1,5]	BAE Systems plc	3.400%	4/15/30	200	218
	Barclays plc	4.337%	1/10/28	625	708
[1]	Barclays plc	4.972%	5/16/29	1,415	1,660
	Barclays plc	2.645%	6/24/31	480	486
	BAT Capital Corp.	3.557%	8/15/27	1,210	1,311
[1,6]	BP Capital Markets plc	3.470%	5/15/25	1,325	1,125
[8]	BP Capital Markets plc	1.104%	11/15/34	525	641
[1,5]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	1,019
[1,9]	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,783
[1,8]	FCE Bank plc	0.869%	9/13/21	500	603
[1,9]	Heathrow Funding Ltd.	2.750%	8/9/49	150	199
[7]	HSBC Holdings plc, 3M USD LIBOR+1.000%	1.189%	5/18/24	255	258
[1,9]	HSBC Holdings plc	2.256%	11/13/26	1,725	2,502
	HSBC Holdings plc	1.589%	5/24/27	420	421
[1]	HSBC Holdings plc	2.357%	8/18/31	705	698
[1,8]	Natwest Group plc	1.750%	3/2/26	1,175	1,496
	Prudential plc	3.125%	4/14/30	430	467
[1,5]	Sky Ltd.	3.125%	11/26/22	825	864
[1,5]	Standard Chartered plc	2.744%	9/10/22	905	915
[1,5]	Standard Chartered plc	0.991%	1/12/25	530	530
[1,8]	Vodafone Group plc	1.625%	11/24/30	1,825	2,420
					21,144
United States (23.4%)
	AbbVie Inc.	3.800%	3/15/25	550	603
	AbbVie Inc.	4.050%	11/21/39	210	241
	AbbVie Inc.	4.750%	3/15/45	275	334
	AbbVie Inc.	4.250%	11/21/49	340	394
[1]	Alabama Power Co.	4.300%	7/15/48	275	336
	Amazon.com Inc.	4.800%	12/5/34	150	194
[9]	American Honda Finance Corp.	0.750%	11/25/26	1,235	1,690
[8]	American International Group Inc.	1.500%	6/8/23	875	1,089
	American International Group Inc.	4.250%	3/15/29	650	752
	American International Group Inc.	3.400%	6/30/30	435	477
	American Tower Corp.	5.000%	2/15/24	200	225
	American Tower Corp.	4.400%	2/15/26	325	368
	Amgen Inc.	4.663%	6/15/51	350	442
[1,5]	Amgen Inc.	2.770%	9/1/53	290	264
	Anthem Inc.	3.500%	8/15/24	325	354
[8]	AT&T Inc.	2.050%	5/19/32	300	398
[8]	AT&T Inc.	3.150%	9/4/36	250	361
[8]	AT&T Inc.	2.600%	5/19/38	275	370
[1,5]	AT&T Inc.	3.500%	9/15/53	1,172	1,075
	AutoZone Inc.	3.125%	4/21/26	425	460
[1]	Bank of America Corp.	3.300%	1/11/23	700	738
[1]	Bank of America Corp.	3.593%	7/21/28	1,550	1,722
9

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	4.271%	7/23/29	980	1,134
[1]	Bank of America Corp.	2.496%	2/13/31	300	307
[8]	Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	375	454
	Boeing Co.	1.433%	2/4/24	740	741
	Boeing Co.	2.196%	2/4/26	680	682
	Boeing Co.	3.250%	3/1/28	567	590
	Boeing Co.	3.450%	11/1/28	175	182
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	274
[1,5]	Boston Gas Co.	3.001%	8/1/29	105	112
	Boston Scientific Corp.	4.000%	3/1/29	55	62
	Boston Scientific Corp.	4.550%	3/1/39	550	665
	Brandywine Operating Partnership LP	3.950%	11/15/27	800	848
	Broadcom Inc.	4.700%	4/15/25	1,190	1,344
[1,5]	Broadcom Inc.	3.500%	2/15/41	355	353
[1,5]	Broadcom Inc.	3.750%	2/15/51	175	173
[1,5]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	895
[1,5]	Cargill Inc.	4.760%	11/23/45	275	347
	Charles Schwab Corp.	4.625%	3/22/30	590	716
	Charter Communications Operating LLC	5.050%	3/30/29	435	510
	Charter Communications Operating LLC	2.300%	2/1/32	635	605
	Charter Communications Operating LLC	6.384%	10/23/35	305	408
	Charter Communications Operating LLC	5.375%	5/1/47	55	65
	Charter Communications Operating LLC	5.125%	7/1/49	47	54
	Charter Communications Operating LLC	4.800%	3/1/50	60	66
	Charter Communications Operating LLC	3.700%	4/1/51	40	38
[8]	Chubb INA Holdings Inc.	1.400%	6/15/31	1,125	1,459
	Cigna Corp.	4.375%	10/15/28	435	505
	Cigna Corp.	2.400%	3/15/30	220	223
	Cimarex Energy Co.	4.375%	6/1/24	859	934
[1]	Citigroup Inc.	3.520%	10/27/28	1,105	1,222
	Cleco Corporate Holdings LLC	3.743%	5/1/26	675	744
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	281
	Cleco Corporate Holdings LLC	4.973%	5/1/46	225	259
	Comcast Corp.	3.950%	10/15/25	255	287
[9]	Comcast Corp.	1.500%	2/20/29	465	646
	Comcast Corp.	6.500%	11/15/35	775	1,124
	Comcast Corp.	4.000%	3/1/48	20	23
	Comcast Corp.	4.049%	11/1/52	10	12
	Comcast Corp.	2.650%	8/15/62	130	115
	CommonSpirit Health	4.200%	8/1/23	895	969
	CommonSpirit Health	3.347%	10/1/29	145	158
	CommonSpirit Health	4.187%	10/1/49	175	193
	Conagra Brands Inc.	1.375%	11/1/27	420	412
	Constellation Brands Inc.	2.875%	5/1/30	90	95
[1]	Cottage Health Obligated Group	3.304%	11/1/49	140	148
	Crown Castle International Corp.	2.100%	4/1/31	1,180	1,140
	CSX Corp.	4.300%	3/1/48	405	481
	CVS Health Corp.	2.875%	6/1/26	1,000	1,074
	CVS Health Corp.	4.300%	3/25/28	246	283
[8]	Danaher Corp.	2.100%	9/30/26	1,225	1,631
	Dignity Health	3.812%	11/1/24	659	717
	Dignity Health	4.500%	11/1/42	202	222
[8]	Discovery Communications LLC	1.900%	3/19/27	800	1,035
	Discovery Communications LLC	3.625%	5/15/30	565	621
	Discovery Communications LLC	4.650%	5/15/50	450	525
10

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	2.715%	8/15/21	125	126
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	220
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	169
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	335
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	355
	Duke Energy Progress LLC	4.200%	8/15/45	350	415
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	625	735
	Energy Transfer Operating LP	4.900%	3/15/35	975	1,043
[1,5]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	101
[1,5]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	556
[1,5]	ERAC USA Finance LLC	3.300%	12/1/26	235	258
[1,5]	ERAC USA Finance LLC	4.500%	2/15/45	295	354
[1]	Evergy Metro Inc.	2.250%	6/1/30	180	184
	Exxon Mobil Corp.	2.275%	8/16/26	865	911
	FedEx Corp.	4.100%	2/1/45	65	71
	FedEx Corp.	4.750%	11/15/45	187	225
	FedEx Corp.	4.550%	4/1/46	95	111
	FedEx Corp.	4.050%	2/15/48	28	31
	FedEx Corp.	4.950%	10/17/48	175	218
[8]	Fidelity National Information Services Inc.	1.500%	5/21/27	1,405	1,800
	Fiserv Inc.	3.200%	7/1/26	320	348
[8]	Fiserv Inc.	1.625%	7/1/30	750	975
[9]	Fiserv Inc.	3.000%	7/1/31	525	798
[8]	General Mills Inc.	0.450%	1/15/26	900	1,102
	General Motors Co.	4.200%	10/1/27	550	615
	General Motors Co.	5.000%	10/1/28	1,095	1,277
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,575
[1,5]	Genting New York LLC	3.300%	2/15/26	270	271
	Georgia Power Co.	4.300%	3/15/42	500	587
[1]	Georgia Power Co.	3.700%	1/30/50	35	38
	Gilead Sciences Inc.	2.800%	10/1/50	670	616
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,543
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	264
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	327
[1,5]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	297
[1,5]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	47
	Healthpeak Properties Inc.	4.000%	6/1/25	475	529
	Hess Corp.	7.300%	8/15/31	925	1,186
	Hess Corp.	5.600%	2/15/41	415	492
	Intercontinental Exchange Inc.	1.850%	9/15/32	975	925
	International Business Machines Corp.	3.300%	5/15/26	500	552
	International Business Machines Corp.	1.950%	5/15/30	570	564
	International Business Machines Corp.	4.250%	5/15/49	315	373
	International Paper Co.	4.350%	8/15/48	475	578
[1,5]	ITC Holdings Corp.	2.950%	5/14/30	690	727
[1]	John Deere Capital Corp.	3.450%	3/13/25	830	912
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	580
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	73
[1,5]	KeySpan Gas East Corp.	2.742%	8/15/26	500	536
	Kroger Co.	4.450%	2/1/47	220	259
	Kroger Co.	5.400%	1/15/49	195	260
	Lowe's Cos. Inc.	1.300%	4/15/28	1,225	1,187
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	826
[1,5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	142
	McCormick & Co. Inc.	2.500%	4/15/30	140	144
11

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	McDonald's Corp.	4.450%	9/1/48	250	301
[1]	McDonald's Corp.	3.625%	9/1/49	40	43
[8]	Medtronic Global Holdings SCA	1.125%	3/7/27	1,275	1,623
[8]	Medtronic Global Holdings SCA	1.625%	3/7/31	360	482
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	195	194
	Merck & Co. Inc.	3.400%	3/7/29	500	559
[1]	Mercy Health	3.555%	8/1/27	535	586
[1,5]	Metropolitan Edison Co.	4.300%	1/15/29	1,015	1,138
[1,5]	Metropolitan Life Global Funding I	3.000%	9/19/27	700	765
[1,5]	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,084
	Microsoft Corp.	3.700%	8/8/46	650	768
[1,5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	778	854
[1,6]	Molson Coors International LP	2.840%	7/15/23	1,825	1,491
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,292
[1]	Morgan Stanley	3.772%	1/24/29	175	196
[8]	Morgan Stanley	0.497%	2/7/31	675	804
	National Retail Properties Inc.	3.900%	6/15/24	400	437
[1,5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,050	1,153
[1,5]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	665
	Norfolk Southern Corp.	2.550%	11/1/29	915	956
[1,5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	309
[1,5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	13
[1,5]	Oglethorpe Power Corp.	6.191%	1/1/31	285	363
	Oglethorpe Power Corp.	4.550%	6/1/44	20	21
	Oglethorpe Power Corp.	4.250%	4/1/46	81	82
[1,5]	Oglethorpe Power Corp.	3.750%	8/1/50	260	262
	Oglethorpe Power Corp.	5.250%	9/1/50	190	225
	Oracle Corp.	4.000%	11/15/47	265	294
	Oracle Corp.	3.600%	4/1/50	390	409
	Oracle Corp.	3.850%	4/1/60	145	157
	Otis Worldwide Corp.	2.565%	2/15/30	65	67
	Otis Worldwide Corp.	3.112%	2/15/40	140	145
	Otis Worldwide Corp.	3.362%	2/15/50	250	260
	PacifiCorp	2.700%	9/15/30	160	169
[1,5]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,125	1,202
[1,5]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	191
[1,5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	817
[1,5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	156
	Pfizer Inc.	1.700%	5/28/30	195	192
[1]	PNC Bank NA	3.250%	1/22/28	600	661
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	277
	Raytheon Technologies Corp.	3.950%	8/16/25	310	347
	Raytheon Technologies Corp.	4.450%	11/16/38	550	658
[1,5]	Royalty Pharma plc	3.300%	9/2/40	210	211
[1,5]	Royalty Pharma plc	3.550%	9/2/50	505	498
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	710	690
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	201
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,751
[1,5]	SBA Tower Trust	3.448%	3/15/23	755	798
[1,5]	SBA Tower Trust	1.884%	1/15/26	110	112
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	250	247
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	104
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	60
	Sempra Energy	3.250%	6/15/27	1,000	1,092
	Sierra Pacific Power Co.	2.600%	5/1/26	180	192
12

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Edison Co.	3.700%	8/1/25	30	33
[1]	Southern California Edison Co.	2.950%	2/1/51	515	471
[1,5]	Sprint Spectrum Co. LLC	4.738%	3/20/25	1,100	1,183
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	442
	Starbucks Corp.	4.500%	11/15/48	335	404
	Starbucks Corp.	3.350%	3/12/50	90	91
[1]	Synchrony Bank	3.000%	6/15/22	550	567
[1,5]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	635	792
[1,5]	T-Mobile USA Inc.	2.050%	2/15/28	1,185	1,180
[1,5]	T-Mobile USA Inc.	3.300%	2/15/51	495	465
[1]	Toledo Hospital	5.325%	11/15/28	410	483
	Toledo Hospital	5.750%	11/15/38	155	188
	Trinity Acquisition plc	4.400%	3/15/26	888	1,010
[1]	Truist Bank	3.300%	5/15/26	975	1,071
	Union Pacific Corp.	3.750%	2/5/70	190	205
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	62	63
	UnitedHealth Group Inc.	3.850%	6/15/28	415	470
	UnitedHealth Group Inc.	2.000%	5/15/30	215	215
	UnitedHealth Group Inc.	4.625%	7/15/35	90	112
	VEREIT Operating Partnership LP	3.400%	1/15/28	365	392
	VEREIT Operating Partnership LP	2.200%	6/15/28	185	184
	VEREIT Operating Partnership LP	3.100%	12/15/29	550	572
	VEREIT Operating Partnership LP	2.850%	12/15/32	80	80
[8]	Verizon Communications Inc.	1.250%	4/8/30	750	959
[9]	Verizon Communications Inc.	3.375%	10/27/36	175	282
	Verizon Communications Inc.	4.522%	9/15/48	390	459
	Verizon Communications Inc.	5.012%	8/21/54	380	482
	VF Corp.	2.800%	4/23/27	145	156
	VF Corp.	2.950%	4/23/30	875	933
[1,6]	Wells Fargo & Co.	2.975%	5/19/26	600	498
[1]	Wells Fargo & Co.	4.300%	7/22/27	325	376
[1]	Wells Fargo & Co.	4.750%	12/7/46	700	862
	Welltower Inc.	4.000%	6/1/25	325	361
					117,458
Total Corporate Bonds (Cost $186,303)					197,915
Sovereign Bonds (7.8%)
Australia (0.6%)
[1,10]	Commonwealth of Australia	2.750%	11/21/27	160	135
[1,10]	Commonwealth of Australia	2.250%	5/21/28	870	707
[1,10]	Commonwealth of Australia	2.500%	5/21/30	2,630	2,155
[1,10]	Commonwealth of Australia	1.000%	11/21/31	225	157
					3,154
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	205
Canada (1.1%)
[6]	Canadian Government Bond	0.250%	11/1/22	2,500	1,966
[6]	City of Montreal	3.500%	12/1/38	910	795
[6]	City of Toronto	3.200%	8/1/48	1,000	859
[6]	Province of Ontario	2.900%	6/2/28	815	696
[1,11]	Province of Ontario	0.250%	6/28/29	1,075	1,206
					5,522
13

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chile (0.3%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	881
[8]	Republic of Chile	1.250%	1/22/51	435	482
					1,363
Colombia (0.2%)
[1]	Republic of Colombia	4.000%	2/26/24	1,045	1,113
Croatia (0.3%)
[8]	Republic of Croatia	1.500%	6/17/31	1,060	1,337
Hungary (0.3%)
[8]	Republic of Hungary	1.625%	4/28/32	775	1,002
[8]	Republic of Hungary	1.750%	6/5/35	350	451
					1,453
Japan (1.8%)
[1,12]	Japan	0.100%	12/20/28	601,350	5,655
[1,12]	Japan	0.100%	3/20/29	42,600	400
[1,12]	Japan	0.100%	6/20/29	12,000	113
[1,12]	Japan	0.100%	12/20/30	323,000	3,011
					9,179
Norway (0.3%)
	Equinor ASA	3.000%	4/6/27	1,215	1,319
Panama (0.3%)
[1,5]	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	486
[1]	Republic of Panama	2.252%	9/29/32	995	950
					1,436
Qatar (0.3%)
[1,5]	State of Qatar	3.875%	4/23/23	785	840
[1,5]	State of Qatar	5.103%	4/23/48	285	368
[1,5]	State of Qatar	4.400%	4/16/50	205	243
					1,451
Romania (0.5%)
[5,8]	Republic of Romania	1.375%	12/2/29	505	608
[1,8]	Republic of Romania	2.500%	2/8/30	850	1,102
[1,8]	Republic of Romania	2.124%	7/16/31	475	590
					2,300
Saudi Arabia (0.1%)
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	636
Spain (0.2%)
[5,8]	Kingdom of Spain	0.600%	10/31/29	775	966
Supranational (0.2%)
[1,8]	European Union	0.750%	4/4/31	725	954
United Arab Emirates (0.3%)
[1]	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,575
United Kingdom (1.0%)
[9]	United Kingdom	1.250%	7/22/27	770	1,118
[9]	United Kingdom	0.375%	10/22/30	1,550	2,067
[9]	United Kingdom	3.500%	1/22/45	990	1,971
					5,156
Total Sovereign Bonds (Cost $37,617)					39,119
14

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (1.5%)
United States (1.5%)
[1]	Broward County FL Airport System Revenue	3.477%	10/1/43	80	83
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	25	26
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	645	918
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	40	57
[1]	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	60	61
[1]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	48
[1,13]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	315	335
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	483	701
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	49	72
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	214
	Illinois GO	5.100%	6/1/33	515	575
[13]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	755	844
[1]	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	135	139
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	17
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	214
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	315	405
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	222
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	658
[1]	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	440	441
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	545	668
	State of Connecticut GO	2.000%	7/1/23	135	140
	State of Connecticut GO	5.770%	3/15/25	250	302
[1]	University of California Revenue	1.316%	5/15/27	105	104
[1]	University of Virginia Revenue	2.256%	9/1/50	95	87
Total Taxable Municipal Bonds (Cost $6,683)					7,331
15

Global Wellesley Income Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[15]	Vanguard Market Liquidity Fund (Cost $23,317)	0.099%	233,169	23,317
Total Investments (101.3%) (Cost $473,280)				507,340
Other Assets and Liabilities—Net (-1.3%)				(6,346)
Net Assets (100%)				500,994
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
4	Securities with a value of $402,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $54,708,000, representing 10.9% of net assets.
6	Face amount denominated in Canadian dollars.
7	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	11	1,364	(9)
Euro-Bobl	March 2021	21	3,400	(26)
16

Global Wellesley Income Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-BTP	March 2021	8	1,446	(14)
Euro-Buxl	March 2021	12	3,038	(190)
Euro-OAT	March 2021	10	1,972	(48)
Euro-Schatz	March 2021	65	8,797	(14)
				(301)

Short Futures Contracts
10-Year Government of Canada Bond	June 2021	(7)	(769)	14
10-Year U.S. Treasury Note	June 2021	(142)	(18,846)	228
Euro-Bund	March 2021	(33)	(6,904)	140
Long Gilt	June 2021	(5)	(890)	8
Ultra 10-Year U.S. Treasury Note	June 2021	(18)	(2,652)	27
				417
				116

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
J.P. Morgan Securities LLC	3/31/21	EUR	740	USD	899	—	(5)
J.P. Morgan Securities LLC	3/31/21	GBP	432	USD	604	—	(2)
Goldman Sachs International	3/31/21	USD	5,109	AUD	6,467	133	—
Goldman Sachs International	3/31/21	USD	11,430	CAD	14,413	103	—
J.P. Morgan Securities LLC	3/31/21	USD	1,366	CHF	1,227	16	—
J.P. Morgan Securities LLC	3/31/21	USD	61,614	EUR	50,631	476	—
Goldman Sachs International	3/31/21	USD	1,879	EUR	1,545	14	—
Goldman Sachs International	3/31/21	GBP	96	EUR	111	—	—
Bank of America, N.A.	3/31/21	USD	15,882	GBP	11,277	167	—
17

Global Wellesley Income Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
J.P. Morgan Securities LLC	3/31/21	AUD	1,970	GBP	1,105	—	(24)
J.P. Morgan Securities LLC	3/31/21	USD	9,914	JPY	1,042,657	129	—
						1,038	(31)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $449,963)	484,023
Affiliated Issuers (Cost $23,317)	23,317
Total Investments in Securities	507,340
Investment in Vanguard	19
Cash	269
Foreign Currency, at Value (Cost $5,228)	5,227
Receivables for Investment Securities Sold	6,676
Receivables for Accrued Income	2,737
Receivables for Capital Shares Issued	440
Unrealized Appreciation—Forward Currency Contracts	1,038
Total Assets	523,746
Liabilities
Payables for Investment Securities Purchased	21,455
Payables for Capital Shares Redeemed	1,083
Payables to Investment Advisor	127
Payables to Vanguard	51
Variation Margin Payable—Futures Contracts	5
Unrealized Depreciation—Forward Currency Contracts	31
Total Liabilities	22,752
Net Assets	500,994
At February 28, 2021, net assets consisted of:

Paid-in Capital	483,298
Total Distributable Earnings (Loss)	17,696
Net Assets	500,994

Investor Shares—Net Assets
Applicable to 3,868,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,720
Net Asset Value Per Share—Investor Shares	$21.13

Admiral Shares—Net Assets
Applicable to 15,873,847 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	419,274
Net Asset Value Per Share—Admiral Shares	$26.41
See accompanying Notes, which are an integral part of the Financial Statements.
19

Global Wellesley Income Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends[1]	3,038
Interest[1,2]	2,664
Securities Lending—Net	3
Total Income	5,705
Expenses
Basic Fee	289
Performance Adjustment	(35)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	111
Management and Administrative—Admiral Shares	374
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Admiral Shares	11
Custodian Fees	13
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	—
Total Expenses	771
Net Investment Income	4,934
Realized Net Gain (Loss)
Investment Securities Sold[2]	7,036
Futures Contracts	723
Forward Currency Contracts	(3,459)
Foreign Currencies	470
Realized Net Gain (Loss)	4,770
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,541
Futures Contracts	(4)
Forward Currency Contracts	2,112
Foreign Currencies	(203)
Change in Unrealized Appreciation (Depreciation)	10,446
Net Increase (Decrease) in Net Assets Resulting from Operations	20,150
1	Dividends and Interest are net of foreign withholding taxes of $216,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,934	11,025
Realized Net Gain (Loss)	4,770	(9,178)
Change in Unrealized Appreciation (Depreciation)	10,446	11,303
Net Increase (Decrease) in Net Assets Resulting from Operations	20,150	13,150
Distributions
Investor Shares	(676)	(1,891)
Admiral Shares	(3,546)	(9,124)
Total Distributions	(4,222)	(11,015)
Capital Share Transactions
Investor Shares	(2,089)	(4,268)
Admiral Shares	17,227	7,647
Net Increase (Decrease) from Capital Share Transactions	15,138	3,379
Total Increase (Decrease)	31,066	5,514
Net Assets
Beginning of Period	469,928	464,414
End of Period	500,994	469,928
See accompanying Notes, which are an integral part of the Financial Statements.
21

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,			Oct. 18, 2017[1] to August 31, 2018
		2020	2019
Net Asset Value, Beginning of Period	$20.42	$20.16	$19.87	$20.00
Investment Operations
Net Investment Income[2]	.205	.453	.513	.443
Net Realized and Unrealized Gain (Loss) on Investments	.682	.263	.529	(.269)
Total from Investment Operations	.887	.716	1.042	.174
Distributions
Dividends from Net Investment Income	(.177)	(.456)	(.473)	(.304)
Distributions from Realized Capital Gains	—	—	(.279)	—
Total Distributions	(.177)	(.456)	(.752)	(.304)
Net Asset Value, End of Period	$21.13	$20.42	$20.16	$19.87
Total Return[3]	4.35%	3.66%	5.50%	0.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82	$81	$85	$93
Ratio of Total Expenses to Average Net Assets	0.41%[4]	0.41%[4]	0.42%[4]	0.43%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.94%	2.27%	2.63%	2.68%[5]
Portfolio Turnover Rate	46%[7]	72%[7]	90%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), and (0.01%).
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.42%.
7	Includes 15% and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2021	Year Ended August 31,			Oct. 18, 2017[1] to August 31, 2018
		2020	2019
Net Asset Value, Beginning of Period	$25.53	$25.20	$24.84	$25.00
Investment Operations
Net Investment Income[2]	.269	.592	.666	.577
Net Realized and Unrealized Gain (Loss) on Investments	.845	.334	.658	(.341)
Total from Investment Operations	1.114	.926	1.324	.236
Distributions
Dividends from Net Investment Income	(.234)	(.596)	(.616)	(.396)
Distributions from Realized Capital Gains	—	—	(.348)	—
Total Distributions	(.234)	(.596)	(.964)	(.396)
Net Asset Value, End of Period	$26.41	$25.53	$25.20	$24.84
Total Return[3]	4.37%	3.79%	5.60%	0.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$419	$389	$379	$408
Ratio of Total Expenses to Average Net Assets	0.31%[4]	0.31%[4]	0.32%[4]	0.33%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.04%	2.37%	2.73%	2.78%[5]
Portfolio Turnover Rate	46%[7]	72%[7]	90%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), and (0.01%).
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.32%.
7	Includes 15% and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
24

Global Wellesley Income Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented 5% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset
25

Global Wellesley Income Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2021, the fund’s average investment in forward currency contracts represented 22% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
26

Global Wellesley Income Fund
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
27

Global Wellesley Income Fund
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are based on the average cost of the securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Barclays Fixed Income Composite Index for the preceding three years. For the six months ended February 28, 2021, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net decrease of $35,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

Global Wellesley Income Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	95,462	—	—	95,462
Common Stocks—Other	—	97,103	—	97,103
U.S. Government and Agency Obligations	—	36,136	—	36,136
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,957	—	10,957
Corporate Bonds	—	197,915	—	197,915
Sovereign Bonds	—	39,119	—	39,119
Taxable Municipal Bonds	—	7,331	—	7,331
Temporary Cash Investments	23,317	—	—	23,317
Total	118,779	388,561	—	507,340

Derivative Financial Instruments
Assets
Futures Contracts[1]	417	—	—	417
Forward Currency Contracts	—	1,038	—	1,038
Total	417	1,038	—	1,455
Liabilities
Futures Contracts[1]	301	—	—	301
Forward Currency Contracts	—	31	—	31
Total	301	31	—	332
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities Caption	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	417	—	417
Unrealized Appreciation—Forward Currency Contracts	—	1,038	1,038
Total Assets	417	1,038	1,455

Unrealized Depreciation—Futures Contracts[1]	301	—	301
Unrealized Depreciation—Forward Currency Contracts	—	31	31
Total Liabilities	301	31	332
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
29

Global Wellesley Income Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	723	—	723
Forward Currency Contracts	—	(3,459)	(3,459)
Realized Net Gain (Loss) on Derivatives	723	(3,459)	(2,736)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4)	—	(4)
Forward Currency Contracts	—	2,112	2,112
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4)	2,112	2,108
F.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	473,719
Gross Unrealized Appreciation	43,016
Gross Unrealized Depreciation	(8,273)
Net Unrealized Appreciation (Depreciation)	34,743
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $24,042,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended February 28, 2021, the fund purchased $100,393,000 of investment securities and sold $87,189,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $126,653,000 and $125,113,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	18,195	866	34,659	1,733
Issued in Lieu of Cash Distributions	579	28	1,619	82
Redeemed	(20,863)	(1,001)	(40,546)	(2,058)
Net Increase (Decrease)—Investor Shares	(2,089)	(107)	(4,268)	(243)
30

Global Wellesley Income Fund
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	76,914	2,940	164,236	6,588
Issued in Lieu of Cash Distributions	3,024	115	7,760	316
Redeemed	(62,711)	(2,409)	(164,349)	(6,729)
Net Increase (Decrease)—Admiral Shares	17,227	646	7,647	175
I.  Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception in 2017.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
32

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
33

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14962 042021

Semiannual Report  |  February 28, 2021
Vanguard ESG U.S. Stock ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
ESG U.S. Stock ETF	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,116.30	$0.63
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG U.S. Stock ETF
Fund Allocation
As of February 28, 2021
Basic Materials	2.0%
Consumer Discretionary	17.7
Consumer Staples	4.8
Energy	0.2
Financials	11.0
Health Care	13.7
Industrials	11.7
Real Estate	3.6
Technology	30.6
Telecommunications	3.6
Utilities	1.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

ESG U.S. Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.0%)
	Linde plc	56,538	13,811
	Air Products and Chemicals Inc.	23,788	6,081
	Dow Inc.	80,198	4,757
	Newmont Corp.	86,302	4,693
	International Flavors & Fragrances Inc.	26,466	3,586
	LyondellBasell Industries NV Class A	27,806	2,866
	Fastenal Co.	61,415	2,848
	International Paper Co.	43,182	2,144
	Nucor Corp.	33,369	1,996
	Albemarle Corp.	12,235	1,923
	Celanese Corp. Class A	12,415	1,725
	Avery Dennison Corp.	9,063	1,588
	Eastman Chemical Co.	14,276	1,560
	FMC Corp.	13,878	1,411
	Mosaic Co.	37,699	1,108
	CF Industries Holdings Inc.	23,388	1,059
	Reliance Steel & Aluminum Co.	7,046	931
	Steel Dynamics Inc.	21,882	910
	Scotts Miracle-Gro Co.	4,194	894
	Royal Gold Inc.	7,234	750
	Huntsman Corp.	22,345	610
	Rexnord Corp.	13,410	603
	Cleveland-Cliffs Inc.	44,312	591
*	Alcoa Corp.	21,486	527
	Ashland Global Holdings Inc.	6,234	524
	Valvoline Inc.	20,400	509
	Avient Corp.	10,849	469
	United States Steel Corp.	28,153	468
	UFP Industries Inc.	7,602	464
	Element Solutions Inc.	25,493	460
	Balchem Corp.	3,825	457
	Quaker Chemical Corp.	1,518	429
	Sensient Technologies Corp.	5,437	423
*	Univar Solutions Inc.	19,763	393
		Shares	Market Value• ($000)
	W R Grace & Co.	6,509	386
	Hecla Mining Co.	55,700	364
	Cabot Corp.	7,351	362
*	Ingevity Corp.	5,008	348
	Mueller Industries Inc.	7,325	298
	Stepan Co.	2,197	265
	Westlake Chemical Corp.	3,017	258
	NewMarket Corp.	638	242
	Trinseo SA	3,543	229
*	Coeur Mining Inc.	25,048	226
	Minerals Technologies Inc.	3,004	214
	Innospec Inc.	2,100	211
	Compass Minerals International Inc.	2,928	185
	Tronox Holdings plc Class A	10,115	185
	Domtar Corp.	4,795	178
	Boise Cascade Co.	3,160	158
	Kaiser Aluminum Corp.	1,330	152
*	Constellium SE Class A	10,820	143
	Schweitzer-Mauduit International Inc.	3,027	141
*	GCP Applied Technologies Inc.	4,305	107
*	Kraton Corp.	2,501	93
	Orion Engineered Carbons SA	4,541	80
	Neenah Inc.	1,371	76
	Nexa Resources SA	5,507	52
*	Century Aluminum Co.	3,626	50
			68,571
Consumer Discretionary (17.7%)
*	Amazon.com Inc.	45,738	141,464
*	Tesla Inc.	81,571	55,101
*	Walt Disney Co.	194,808	36,826
	Home Depot Inc.	115,779	29,910
*	Netflix Inc.	45,851	24,707
	NIKE Inc. Class B	132,022	17,794
	McDonald's Corp.	80,233	16,539
	Costco Wholesale Corp.	47,462	15,710
	Starbucks Corp.	125,833	13,594
	Lowe's Cos. Inc.	81,387	13,002
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	4,370	10,176
	Target Corp.	53,817	9,872
	TJX Cos. Inc.	129,011	8,513
*	MercadoLibre Inc.	5,105	8,363
	Activision Blizzard Inc.	81,940	7,834
*	Uber Technologies Inc.	148,637	7,692
	Estee Lauder Cos. Inc. Class A	23,883	6,827
	Dollar General Corp.	27,018	5,106
*	Ford Motor Co.	420,236	4,917
*	Chipotle Mexican Grill Inc. Class A	3,135	4,521
	Ross Stores Inc.	37,688	4,396
*	Aptiv plc	28,895	4,330
*	Spotify Technology SA	14,031	4,313
	Electronic Arts Inc.	30,696	4,112
	eBay Inc.	70,818	3,996
*	Lululemon Athletica Inc.	12,156	3,789
	ViacomCBS Inc. Class B	58,563	3,777
*	O'Reilly Automotive Inc.	7,750	3,467
	Yum! Brands Inc.	32,714	3,387
*	AutoZone Inc.	2,476	2,872
*	Etsy Inc.	12,755	2,810
	DR Horton Inc.	36,103	2,775
	VF Corp.	34,882	2,760
	Lennar Corp. Class A	31,344	2,601
	Yum China Holdings Inc.	43,306	2,591
*	Dollar Tree Inc.	25,510	2,505
	Best Buy Co. Inc.	24,477	2,456
*	Copart Inc.	22,208	2,424
	Expedia Group Inc.	14,610	2,352
*	Take-Two Interactive Software Inc.	12,077	2,228
*	Wayfair Inc. Class A	7,664	2,215
*	CarMax Inc.	17,755	2,122
	Garmin Ltd.	16,080	1,994
	Tractor Supply Co.	12,512	1,989
	Darden Restaurants Inc.	14,306	1,965
*	Ulta Beauty Inc.	5,792	1,867
*	Burlington Stores Inc.	7,126	1,844
*	Discovery Inc. Class A	34,407	1,825
*	Carvana Co. Class A	5,922	1,679
*	Farfetch Ltd. Class A	24,262	1,598
	Genuine Parts Co.	15,124	1,593
	Omnicom Group Inc.	23,031	1,583
*	NVR Inc.	350	1,575
*	Lyft Inc. Class A	26,676	1,486
	Domino's Pizza Inc.	4,121	1,428
	Pool Corp.	4,116	1,378
	Fox Corp. Class A	41,369	1,378
*	Live Nation Entertainment Inc.	15,432	1,371
*	Chegg Inc.	14,007	1,352
*	L Brands Inc.	24,658	1,348
	PulteGroup Inc.	28,810	1,300
	Vail Resorts Inc.	4,205	1,300
		Shares	Market Value• ($000)
*	LKQ Corp.	32,871	1,295
	Tapestry Inc.	30,384	1,280
	Hasbro Inc.	13,530	1,268
	News Corp. Class A	52,778	1,238
	Fortune Brands Home & Security Inc.	14,869	1,236
	Whirlpool Corp.	6,422	1,221
	BorgWarner Inc.	26,336	1,185
*	Liberty Media Corp.-Liberty SiriusXM Class A	25,749	1,143
	Advance Auto Parts Inc.	7,108	1,140
	Interpublic Group of Cos. Inc.	43,175	1,128
	Lithia Motors Inc. Class A	2,997	1,121
	Lear Corp.	6,725	1,117
	Williams-Sonoma Inc.	8,448	1,109
*	Mohawk Industries Inc.	6,320	1,106
*	Five Below Inc.	5,842	1,087
*	Bright Horizons Family Solutions Inc.	6,664	1,064
*	Zynga Inc. Class A	95,429	1,064
*	Liberty Media Corp.-Liberty Formula One Class C	24,183	1,062
*	Deckers Outdoor Corp.	3,128	1,020
	Southwest Airlines Co.	16,887	982
	Newell Brands Inc.	42,321	981
*	Floor & Decor Holdings Inc. Class A	10,261	976
	Kohl's Corp.	17,459	965
	Aramark	25,333	940
	Gentex Corp.	26,285	930
*	Delta Air Lines Inc.	19,180	919
	New York Times Co. Class A	17,590	900
	Service Corp. International	18,485	883
*	Autoliv Inc.	9,727	875
	Nielsen Holdings plc	38,791	869
*	IAA Inc.	14,745	864
*	RH	1,726	846
	Rollins Inc.	24,476	812
	PVH Corp.	7,930	793
*	Planet Fitness Inc. Class A	9,015	776
*	SiteOne Landscape Supply Inc.	4,862	771
*	Mattel Inc.	37,742	762
	Sirius XM Holdings Inc.	128,124	749
*	Capri Holdings Ltd.	15,654	731
	Thor Industries Inc.	5,900	691
	Toll Brothers Inc.	12,785	683
	Tempur Sealy International Inc.	20,308	678
	Dolby Laboratories Inc. Class A	6,919	675
	Hanesbrands Inc.	37,777	668

5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Nexstar Media Group Inc. Class A	4,778	657
*	Terminix Global Holdings Inc.	14,608	657
	Texas Roadhouse Inc. Class A	7,145	649
	Leggett & Platt Inc.	14,432	624
*	Discovery Inc. Class C	13,599	612
	Ralph Lauren Corp. Class A	5,220	611
*	BJ's Wholesale Club Holdings Inc.	15,147	609
*	YETI Holdings Inc.	8,715	599
	Harley-Davidson Inc.	16,763	598
*	TripAdvisor Inc.	11,789	585
*	Fox Factory Holding Corp.	4,572	581
*	Grand Canyon Education Inc.	5,475	573
	Foot Locker Inc.	11,576	557
	Macy's Inc.	36,205	551
*	Skechers U.S.A. Inc. Class A	14,811	542
*	Crocs Inc.	7,061	542
	Sabre Corp.	35,639	524
*	Gap Inc.	20,725	517
*	frontdoor Inc.	9,693	508
*	Ollie's Bargain Outlet Holdings Inc.	6,081	503
	Dick's Sporting Goods Inc.	6,958	497
*	Goodyear Tire & Rubber Co.	29,444	495
*	Under Armour Inc. Class C	26,760	487
*	AutoNation Inc.	6,275	471
	TEGNA Inc.	25,839	471
	Wingstop Inc.	3,358	457
	Nordstrom Inc.	12,505	456
*	United Airlines Holdings Inc.	8,443	445
	Cracker Barrel Old Country Store Inc.	2,814	436
*	National Vision Holdings Inc.	9,109	433
*	Madison Square Garden Sports Corp.	2,235	430
	H&R Block Inc.	21,936	422
	LCI Industries	2,968	418
*	Shake Shack Inc. Class A	3,518	417
*	Taylor Morrison Home Corp. Class A	14,951	411
	KB Home	10,051	406
	Wendy's Co.	19,843	405
	Fox Corp. Class B	12,312	393
	Carter's Inc.	4,680	391
*	Adient plc	10,510	390
*	Sleep Number Corp.	2,835	389
	American Eagle Outfitters Inc.	14,923	383
*	Meritage Homes Corp.	4,488	378
		Shares	Market Value• ($000)
*	Under Armour Inc. Class A	16,910	370
	Papa John's International Inc.	3,891	351
	Extended Stay America Inc.	21,632	348
	PROG Holdings Inc.	6,897	345
*	iRobot Corp.	2,774	344
*	Visteon Corp.	2,690	342
*	Dana Inc.	14,327	341
	Six Flags Entertainment Corp.	7,625	340
	Bed Bath & Beyond Inc.	12,667	340
*	Stamps.com Inc.	1,812	330
*	Asbury Automotive Group Inc.	1,871	317
	Brinker International Inc.	4,535	311
	Steven Madden Ltd.	8,324	308
*	2U Inc.	7,614	302
*	Avis Budget Group Inc.	5,387	299
*	Hilton Grand Vacations Inc.	7,515	297
	Columbia Sportswear Co.	2,782	287
*	Veoneer Inc.	10,310	283
*	Dorman Products Inc.	2,705	270
	Callaway Golf Co.	9,673	270
	Cooper Tire & Rubber Co.	4,627	265
	MDC Holdings Inc.	4,536	257
*	American Airlines Group Inc.	12,090	253
	Graham Holdings Co. Class B	420	252
	Wolverine World Wide Inc.	7,180	251
*	Signet Jewelers Ltd.	4,984	248
	Rent-A-Center Inc.	4,271	247
	Cinemark Holdings Inc.	10,894	245
	Group 1 Automotive Inc.	1,584	241
	World Wrestling Entertainment Inc. Class A	4,768	236
	Big Lots Inc.	3,602	229
	Kontoor Brands Inc.	5,388	228
*	SeaWorld Entertainment Inc.	4,522	225
	PriceSmart Inc.	2,298	222
*	LGI Homes Inc.	2,022	221
	Strategic Education Inc.	2,345	213
	KAR Auction Services Inc.	15,234	212
	Cheesecake Factory Inc.	3,776	207
	Herman Miller Inc.	5,404	207
*	Coty Inc. Class A	26,732	205
*	Tri Pointe Homes Inc.	10,806	205
*	Urban Outfitters Inc.	6,027	204
*	Gentherm Inc.	2,876	204
	Winnebago Industries Inc.	2,924	203
	Monro Inc.	3,261	202
	Jack in the Box Inc.	1,957	200

6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	John Wiley & Sons Inc. Class A	3,732	197
	Penske Automotive Group Inc.	2,838	193
*	Bloomin' Brands Inc.	7,739	192
*	Alaska Air Group Inc.	2,937	191
*	Adtalem Global Education Inc.	4,607	181
*	Cavco Industries Inc.	832	175
*	Sally Beauty Holdings Inc.	10,738	173
*	Knowles Corp.	8,164	170
	La-Z-Boy Inc.	3,938	168
	Abercrombie & Fitch Co. Class A	6,106	167
*	AMC Networks Inc. Class A	2,417	158
*	Dave & Buster's Entertainment Inc.	3,839	156
	Rush Enterprises Inc. Class A	3,685	156
	Acushnet Holdings Corp.	3,465	146
*	Central Garden & Pet Co. Class A	3,506	145
*	Gray Television Inc.	7,775	141
*	Lions Gate Entertainment Corp. Class B	10,983	138
	HNI Corp.	3,853	137
*	Laureate Education Inc. Class A	9,562	131
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,897	128
*	JetBlue Airways Corp.	6,621	122
*	WW International Inc.	4,110	121
*	MakeMyTrip Ltd.	3,596	121
*	Michaels Cos. Inc.	7,513	113
*	G-III Apparel Group Ltd.	3,885	112
	Oxford Industries Inc.	1,441	110
	Inter Parfums Inc.	1,495	109
	Guess? Inc.	4,038	102
*	IMAX Corp.	4,825	100
	Buckle Inc.	2,569	99
*	Children's Place Inc.	1,418	98
	Steelcase Inc. Class A	6,731	94
*	Meredith Corp.	3,744	93
	Dine Brands Global Inc.	1,164	92
*	Liberty Media Corp.-Liberty Braves Class C	3,161	91
	Matthews International Corp. Class A	2,438	87
	EW Scripps Co. Class A	4,570	86
*	American Axle & Manufacturing Holdings Inc.	8,365	82
*	Lions Gate Entertainment Corp. Class A	5,342	78
		Shares	Market Value• ($000)
*	Spirit Airlines Inc.	2,137	77
	Knoll Inc.	4,638	76
*	Allegiant Travel Co. Class A	283	71
	Scholastic Corp.	2,447	70
*	Copa Holdings SA Class A	735	67
*	Aaron's Co. Inc.	2,894	64
	SkyWest Inc.	892	50
	News Corp. Class B	1,976	45
	Lennar Corp. Class B	600	40
*	Liberty Media Corp.-Liberty Braves Class A	335	10
			620,682
Consumer Staples (4.8%)
	Procter & Gamble Co.	262,751	32,458
	Coca-Cola Co.	416,386	20,399
	PepsiCo Inc.	149,533	19,318
	CVS Health Corp.	140,583	9,578
	Mondelez International Inc. Class A	151,700	8,064
	Colgate-Palmolive Co.	90,709	6,821
	Kimberly-Clark Corp.	36,470	4,680
	Sysco Corp.	52,542	4,184
	Walgreens Boots Alliance Inc.	78,574	3,766
	Corteva Inc.	80,469	3,633
	General Mills Inc.	64,902	3,570
*	Monster Beverage Corp.	39,853	3,497
	McKesson Corp.	17,402	2,950
	Kroger Co.	83,373	2,685
	Kraft Heinz Co.	70,094	2,550
	Clorox Co.	13,555	2,454
	Hershey Co.	15,833	2,306
	McCormick & Co. Inc. (Non-Voting)	26,749	2,254
	Church & Dwight Co. Inc.	27,120	2,136
	Tyson Foods Inc. Class A	31,304	2,118
	Conagra Brands Inc.	52,847	1,793
	AmerisourceBergen Corp. Class A	15,996	1,619
	Kellogg Co.	26,898	1,552
	Keurig Dr Pepper Inc.	47,928	1,463
	Hormel Foods Corp.	30,232	1,402
	J M Smucker Co.	11,881	1,331
	Lamb Weston Holdings Inc.	15,897	1,268
	Bunge Ltd.	14,596	1,118
	Coca-Cola European Partners plc	21,930	1,117
*	Darling Ingredients Inc.	17,060	1,075
	Campbell Soup Co.	20,857	949
*	US Foods Holding Corp.	24,229	883
*	Beyond Meat Inc.	5,883	856
	Casey's General Stores Inc.	3,932	794

7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Performance Food Group Co.	13,978	758
*	Freshpet Inc.	4,370	681
*	Post Holdings Inc.	7,043	677
	Ingredion Inc.	7,412	669
*	Helen of Troy Ltd.	2,910	631
	WD-40 Co.	1,571	490
	Flowers Foods Inc.	21,119	459
*	Herbalife Nutrition Ltd.	9,788	440
*	Nomad Foods Ltd.	18,049	426
*	Hain Celestial Group Inc.	9,605	405
	Spectrum Brands Holdings Inc.	5,181	402
	Sanderson Farms Inc.	2,491	380
*	TreeHouse Foods Inc.	6,700	335
	Lancaster Colony Corp.	1,856	324
	J & J Snack Foods Corp.	1,990	316
*	Grocery Outlet Holding Corp.	8,728	314
	Energizer Holdings Inc.	7,326	306
	Nu Skin Enterprises Inc. Class A	5,899	302
*	Sprouts Farmers Market Inc.	14,210	300
	Medifast Inc.	1,165	295
*	Simply Good Foods Co.	8,606	251
	Edgewell Personal Care Co.	5,951	182
	B&G Foods Inc.	5,855	178
*	Hostess Brands Inc. Class A	11,726	169
	Core-Mark Holding Co. Inc.	4,005	131
*	Cal-Maine Foods Inc.	3,199	122
	Reynolds Consumer Products Inc.	4,400	122
	Calavo Growers Inc.	1,592	120
	Coca-Cola Consolidated Inc.	432	111
*	USANA Health Sciences Inc.	1,122	109
	National Beverage Corp.	2,186	104
	ACCO Brands Corp.	8,286	67
	Fresh Del Monte Produce Inc.	2,520	65
	Weis Markets Inc.	628	34
	Tootsie Roll Industries Inc.	950	29
			167,345
Energy (0.2%)
*	Plug Power Inc.	42,129	2,038
*	Enphase Energy Inc.	11,375	2,003
*	SolarEdge Technologies Inc.	5,307	1,583
*	First Solar Inc.	9,764	791
	Arcosa Inc.	6,030	342
*	SunPower Corp.	7,645	266
			7,023
		Shares	Market Value• ($000)
Financials (11.0%)
	JPMorgan Chase & Co.	326,149	47,999
	Bank of America Corp.	830,915	28,841
	Citigroup Inc.	223,961	14,755
	Goldman Sachs Group Inc.	35,587	11,369
	Morgan Stanley	143,839	11,057
	BlackRock Inc.	15,837	10,999
	Charles Schwab Corp.	148,478	9,164
	S&P Global Inc.	25,920	8,537
	Truist Financial Corp.	144,791	8,247
	Chubb Ltd.	48,392	7,868
	CME Group Inc.	38,251	7,639
	PNC Financial Services Group Inc.	45,331	7,632
	US Bancorp	145,530	7,277
	Intercontinental Exchange Inc.	59,717	6,587
	Marsh & McLennan Cos. Inc.	54,420	6,270
	Aon plc Class A	24,375	5,550
	Progressive Corp.	62,895	5,406
	Moody's Corp.	17,442	4,795
	MetLife Inc.	82,528	4,754
	American International Group Inc.	93,290	4,100
	Travelers Cos. Inc.	27,194	3,957
	T. Rowe Price Group Inc.	24,231	3,929
	IHS Markit Ltd.	42,644	3,845
	Prudential Financial Inc.	42,870	3,718
	MSCI Inc. Class A	8,904	3,691
	Bank of New York Mellon Corp.	85,463	3,603
	Aflac Inc.	75,055	3,594
	Allstate Corp.	32,380	3,452
	Discover Financial Services	33,317	3,134
	Willis Towers Watson plc	13,818	3,049
	First Republic Bank	18,277	3,011
	Ameriprise Financial Inc.	12,779	2,827
*	SVB Financial Group	5,589	2,824
	State Street Corp.	37,941	2,761
	Fifth Third Bancorp	77,110	2,675
	KKR & Co. Inc.	58,665	2,673
	Arthur J Gallagher & Co.	20,309	2,433
	MarketAxess Holdings Inc.	4,002	2,225
	Regions Financial Corp.	102,141	2,107
	KeyCorp	103,065	2,076
	M&T Bank Corp.	13,729	2,072
	Northern Trust Corp.	20,988	1,997
	Citizens Financial Group Inc.	45,734	1,987
	Hartford Financial Services Group Inc.	38,697	1,962
	Broadridge Financial Solutions Inc.	12,440	1,773
	Nasdaq Inc.	12,394	1,714
*	Markel Corp.	1,539	1,676

8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Ally Financial Inc.	39,810	1,652
	Huntington Bancshares Inc.	107,624	1,651
	Principal Financial Group Inc.	28,919	1,636
	Cincinnati Financial Corp.	16,027	1,569
	Raymond James Financial Inc.	13,226	1,544
*	Arch Capital Group Ltd.	42,280	1,514
	Credicorp Ltd.	8,466	1,355
	Signature Bank	5,977	1,305
	Equitable Holdings Inc.	44,119	1,305
	Annaly Capital Management Inc.	150,404	1,250
	FactSet Research Systems Inc.	3,993	1,214
	Lincoln National Corp.	21,185	1,205
	Cboe Global Markets Inc.	11,643	1,152
	Fidelity National Financial Inc.	29,665	1,136
	Brown & Brown Inc.	24,524	1,126
	East West Bancorp Inc.	15,452	1,115
	LPL Financial Holdings Inc.	8,451	1,112
	Globe Life Inc.	11,238	1,050
	W R Berkley Corp.	14,931	1,035
	Alleghany Corp.	1,573	1,017
	Everest Re Group Ltd.	4,190	1,013
	Comerica Inc.	14,791	1,007
	Western Alliance Bancorp	10,730	982
	First Horizon Corp.	59,100	957
	Zions Bancorp NA	17,983	956
	AGNC Investment Corp.	58,357	935
	Invesco Ltd.	41,162	923
	RenaissanceRe Holdings Ltd.	5,528	923
	Apollo Global Management Inc. Class A	18,440	912
	Reinsurance Group of America Inc.	7,431	908
	Eaton Vance Corp.	11,792	862
	American Financial Group Inc.	7,994	853
	People's United Financial Inc.	46,712	838
	Commerce Bancshares Inc.	11,003	815
	Voya Financial Inc.	13,456	811
	Assurant Inc.	6,303	777
	TCF Financial Corp.	16,826	754
	Franklin Resources Inc.	28,601	748
	Affiliated Managers Group Inc.	5,131	718
	Prosperity Bancshares Inc.	9,640	708
	Synovus Financial Corp.	16,496	698
	Starwood Property Trust Inc.	30,201	690
	Cullen/Frost Bankers Inc.	6,454	674
		Shares	Market Value• ($000)
	SEI Investments Co.	11,974	671
	Tradeweb Markets Inc. Class A	9,095	662
	SLM Corp.	41,650	658
	First Financial Bankshares Inc.	14,742	658
	Stifel Financial Corp.	10,616	648
	Popular Inc.	9,594	641
	Valley National Bancorp	51,790	634
	Unum Group	23,306	617
	South State Corp.	7,786	614
	New York Community Bancorp Inc.	50,190	613
	Old Republic International Corp.	31,705	613
	First American Financial Corp.	11,624	611
	Primerica Inc.	4,232	598
	Webster Financial Corp.	10,722	593
	Glacier Bancorp Inc.	10,775	584
	Interactive Brokers Group Inc. Class A	7,933	574
	Bank OZK	13,883	572
	Ares Management Corp. Class A	10,889	566
	United Bankshares Inc.	14,985	554
*	Athene Holding Ltd. Class A	12,145	554
	Janus Henderson Group plc	18,658	545
	Evercore Inc. Class A	4,520	541
	Kemper Corp.	6,864	519
	FNB Corp.	43,397	513
	Essent Group Ltd.	12,396	511
	CIT Group Inc.	11,133	505
	Morningstar Inc.	2,253	505
	Wintrust Financial Corp.	6,755	498
	Selective Insurance Group Inc.	7,142	484
	Home BancShares Inc.	19,598	479
	UMB Financial Corp.	5,648	477
	Blackstone Mortgage Trust Inc. Class A	16,210	473
	RLI Corp.	4,514	471
	Hanover Insurance Group Inc.	4,072	470
	MGIC Investment Corp.	38,192	465
	Axis Capital Holdings Ltd.	9,134	462
	First Citizens BancShares Inc. Class A	623	460
	Community Bank System Inc.	6,390	455
	Radian Group Inc.	22,226	453
	BankUnited Inc.	11,136	448
	First Hawaiian Inc.	15,994	446
	Lazard Ltd. Class A	11,289	437
	Bank of Hawaii Corp.	4,972	435

9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Hancock Whitney Corp.	11,494	434
*	Brighthouse Financial Inc.	10,758	429
	Cathay General Bancorp	11,329	426
	Associated Banc-Corp	21,136	426
	White Mountains Insurance Group Ltd.	350	418
	CNO Financial Group Inc.	17,045	410
	Old National Bancorp	22,407	406
	Columbia Banking System Inc.	9,128	404
	Assured Guaranty Ltd.	9,145	404
	BancorpSouth Bank	12,963	390
*	Cannae Holdings Inc.	10,062	376
*	Texas Capital Bancshares Inc.	4,924	375
	Kinsale Capital Group Inc.	2,090	368
	Independent Bank Corp.	4,292	367
	OneMain Holdings Inc.	7,680	360
	CVB Financial Corp.	16,595	355
	Washington Federal Inc.	10,662	322
	Houlihan Lokey Inc. Class A	5,020	319
	FirstCash Inc.	4,955	314
	Chimera Investment Corp.	26,750	309
	Federated Hermes Inc. Class B	11,544	308
*	Enstar Group Ltd.	1,397	297
	Pacific Premier Bancorp Inc.	7,309	295
	Hamilton Lane Inc. Class A	3,200	286
	Ameris Bancorp	5,990	285
	Towne Bank	9,496	274
	Simmons First National Corp. Class A	9,264	271
	Moelis & Co. Class A	5,152	266
	Investors Bancorp Inc.	19,856	265
	Walker & Dunlop Inc.	2,609	260
	Artisan Partners Asset Management Inc. Class A	5,436	258
	Atlantic Union Bankshares Corp.	6,767	249
	BOK Financial Corp.	2,780	239
	American Equity Investment Life Holding Co.	8,296	229
*	Axos Financial Inc.	4,924	228
	United Community Banks Inc.	6,775	224
	Independent Bank Group Inc.	3,204	223
	WSFS Financial Corp.	4,195	223
	Cadence Bancorp Class A	10,683	219
	Hilltop Holdings Inc.	6,570	217
	Fulton Financial Corp.	13,870	214
	PennyMac Financial Services Inc.	3,597	213
	Navient Corp.	16,798	208
		Shares	Market Value• ($000)
	ServisFirst Bancshares Inc.	4,206	208
	1st Source Corp.	4,616	205
	International Bancshares Corp.	4,653	203
	First Bancorp	18,661	196
	First Merchants Corp.	4,671	196
	Community Trust Bancorp Inc.	4,748	194
	First Midwest Bancorp Inc.	9,702	192
	MFA Financial Inc.	47,493	191
	Virtu Financial Inc. Class A	6,941	189
	First Financial Bancorp	8,306	186
	WesBanco Inc.	5,720	185
	Flagstar Bancorp Inc.	4,247	184
	Renasant Corp.	4,689	184
*	Palomar Holdings Inc.	2,100	179
	Santander Consumer USA Holdings Inc.	7,105	178
	Piper Sandler Cos.	1,626	173
*	PRA Group Inc.	4,636	171
	Sandy Spring Bancorp Inc.	4,476	168
	Bank of NT Butterfield & Son Ltd.	4,602	168
	PennyMac Mortgage Investment Trust	8,775	166
*	Genworth Financial Inc. Class A	52,445	164
	Trustmark Corp.	5,418	163
	Apollo Commercial Real Estate Finance Inc.	12,261	163
*	NMI Holdings Inc. Class A	7,090	162
	Capitol Federal Financial Inc.	12,016	160
	Banner Corp.	3,038	157
	Virtus Investment Partners Inc.	624	157
	Eagle Bancorp Inc.	3,106	152
	Mercury General Corp.	2,508	146
	BGC Partners Inc. Class A	32,309	145
	Cohen & Steers Inc.	2,198	142
	Heartland Financial USA Inc.	3,011	141
	Northwest Bancshares Inc.	9,917	140
	Horace Mann Educators Corp.	3,590	138
	Westamerica Bancorp	2,273	137
	Hope Bancorp Inc.	10,275	135
	NBT Bancorp Inc.	3,671	133
	Nelnet Inc. Class A	1,813	132
*	eHealth Inc.	2,211	131
	Argo Group International Holdings Ltd.	2,821	130
	ProAssurance Corp.	5,165	128
	Waddell & Reed Financial Inc. Class A	5,071	127
	Provident Financial Services Inc.	6,270	127

10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	First Commonwealth Financial Corp.	9,256	124
	BancFirst Corp.	1,886	120
	Great Western Bancorp Inc.	4,322	116
	Brookline Bancorp Inc.	7,753	110
	S&T Bancorp Inc.	3,758	109
	Ladder Capital Corp. Class A	9,472	108
	Redwood Trust Inc.	11,005	108
	Boston Private Financial Holdings Inc.	7,738	106
	Safety Insurance Group Inc.	1,264	100
*	Encore Capital Group Inc.	2,878	96
	CNA Financial Corp.	2,234	95
	Brightsphere Investment Group Inc.	5,193	94
*	Third Point Reinsurance Ltd.	8,939	91
	City Holding Co.	1,156	87
	Employers Holdings Inc.	2,586	86
	Kearny Financial Corp.	7,549	86
	Berkshire Hills Bancorp Inc.	4,080	82
	TFS Financial Corp.	4,136	81
	Stock Yards Bancorp Inc.	1,592	78
*	Columbia Financial Inc.	4,504	74
	ARMOUR Residential REIT Inc.	6,071	73
	Invesco Mortgage Capital Inc.	18,474	72
	WisdomTree Investments Inc.	13,128	70
	United Fire Group Inc.	2,310	68
	TrustCo Bank Corp.	9,683	67
	Washington Trust Bancorp Inc.	1,406	67
	Republic Bancorp Inc. Class A	1,148	48
	American National Group Inc.	500	45
	Capstead Mortgage Corp.	6,290	36
	FBL Financial Group Inc. Class A	613	35
*	MBIA Inc.	3,581	26
	State Auto Financial Corp.	1,014	19
			385,269
Health Care (13.7%)
	UnitedHealth Group Inc.	101,714	33,791
	Abbott Laboratories	186,339	22,320
	AbbVie Inc.	189,869	20,456
	Pfizer Inc.	599,473	20,076
	Merck & Co. Inc.	272,468	19,787
	Thermo Fisher Scientific Inc.	42,569	19,159
	Eli Lilly & Co.	90,761	18,596
		Shares	Market Value• ($000)
	Medtronic plc	144,482	16,900
	Bristol-Myers Squibb Co.	244,023	14,966
	Danaher Corp.	67,430	14,812
	Amgen Inc.	62,862	14,139
*	Intuitive Surgical Inc.	12,462	9,182
	Stryker Corp.	37,156	9,017
	Gilead Sciences Inc.	135,383	8,313
	Anthem Inc.	26,875	8,148
	Cigna Corp.	38,239	8,026
	Zoetis Inc. Class A	51,327	7,968
	Becton Dickinson & Co.	29,666	7,154
*	Illumina Inc.	15,819	6,951
*	Vertex Pharmaceuticals Inc.	28,151	5,983
*	Boston Scientific Corp.	153,172	5,940
*	Edwards Lifesciences Corp.	66,212	5,502
	Humana Inc.	14,116	5,359
	HCA Healthcare Inc.	28,777	4,951
*	IDEXX Laboratories Inc.	9,160	4,765
*	Moderna Inc.	30,774	4,764
*	Align Technology Inc.	8,374	4,749
*	Regeneron Pharmaceuticals Inc.	10,315	4,648
*	Biogen Inc.	16,690	4,554
	Baxter International Inc.	54,586	4,241
*	Veeva Systems Inc. Class A	14,736	4,128
	Agilent Technologies Inc.	33,131	4,044
*	IQVIA Holdings Inc.	20,513	3,955
*	DexCom Inc.	9,822	3,907
	Zimmer Biomet Holdings Inc.	22,480	3,666
*	Centene Corp.	61,877	3,622
*	Alexion Pharmaceuticals Inc.	22,864	3,492
	ResMed Inc.	15,417	2,972
*	Laboratory Corp. of America Holdings	10,651	2,555
*	Teladoc Health Inc.	11,527	2,549
	Cerner Corp.	32,581	2,253
	West Pharmaceutical Services Inc.	7,886	2,213
*	Exact Sciences Corp.	15,896	2,164
	Cooper Cos. Inc.	5,386	2,080
*	Seagen Inc.	13,630	2,060
	Teleflex Inc.	5,126	2,041
*	Catalent Inc.	17,656	2,008
*	Hologic Inc.	27,820	2,006
*	Horizon Therapeutics plc	21,500	1,955
*	Viatris Inc.	130,192	1,933
*	Alnylam Pharmaceuticals Inc.	12,568	1,861
*	Varian Medical Systems Inc.	9,602	1,683
	Quest Diagnostics Inc.	14,510	1,677

11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Novocure Ltd.	11,049	1,647
	Cardinal Health Inc.	31,583	1,627
*	Elanco Animal Health Inc.	49,400	1,623
	STERIS plc	9,086	1,588
*	Incyte Corp.	19,778	1,556
*	Charles River Laboratories International Inc.	5,384	1,541
*	BioMarin Pharmaceutical Inc.	19,514	1,511
*	Novavax Inc.	6,532	1,510
	PerkinElmer Inc.	11,937	1,505
*	ABIOMED Inc.	4,602	1,494
*	Avantor Inc.	53,369	1,487
	Bio-Techne Corp.	4,072	1,473
*	Masimo Corp.	5,367	1,346
*	Molina Healthcare Inc.	6,179	1,339
*	Guardant Health Inc.	9,024	1,328
*	Bio-Rad Laboratories Inc. Class A	2,253	1,317
	DENTSPLY SIRONA Inc.	23,217	1,232
*	Repligen Corp.	5,692	1,209
*	Neurocrine Biosciences Inc.	9,731	1,066
*	Penumbra Inc.	3,609	1,027
*	PRA Health Sciences Inc.	6,938	1,023
*	ICON plc	5,599	1,012
*	Universal Health Services Inc. Class B	7,804	978
*	Ultragenyx Pharmaceutical Inc.	6,870	972
*	Jazz Pharmaceuticals plc	5,786	972
*	Henry Schein Inc.	15,258	944
*	Natera Inc.	8,033	933
*	Mirati Therapeutics Inc.	4,636	931
*	Amedisys Inc.	3,497	887
	Encompass Health Corp.	10,805	869
*	Arrowhead Pharmaceuticals Inc.	10,656	849
*	DaVita Inc.	8,053	822
*	United Therapeutics Corp.	4,759	796
*	CRISPR Therapeutics AG	6,281	789
	Chemed Corp.	1,748	778
	Hill-Rom Holdings Inc.	7,282	777
*	Ionis Pharmaceuticals Inc.	14,427	756
*	Acceleron Pharma Inc.	5,495	748
*	Exelixis Inc.	33,530	726
*	HealthEquity Inc.	8,749	720
*	Fate Therapeutics Inc.	7,996	717
*	Sarepta Therapeutics Inc.	8,198	714
*	Bridgebio Pharma Inc.	10,012	708
*	Haemonetics Corp.	5,520	698
*	Envista Holdings Corp.	17,957	692
*	Inspire Medical Systems Inc.	2,948	686
	Bruker Corp.	11,197	683
		Shares	Market Value• ($000)
*	Halozyme Therapeutics Inc.	14,443	654
*	Quidel Corp.	3,918	644
*	Tandem Diabetes Care Inc.	6,676	641
*	Syneos Health Inc.	8,153	631
	Perrigo Co. plc	15,263	616
*	Omnicell Inc.	4,782	607
*	LHC Group Inc.	3,331	605
*	ACADIA Pharmaceuticals Inc.	12,335	604
*	PPD Inc.	17,178	602
*	Nevro Corp.	3,634	600
*	Blueprint Medicines Corp.	5,947	584
*	Tenet Healthcare Corp.	11,414	582
*	NeoGenomics Inc.	11,256	574
*	Integra LifeSciences Holdings Corp.	8,148	557
*	TG Therapeutics Inc.	12,641	553
*	Iovance Biotherapeutics Inc.	14,784	551
*	Acadia Healthcare Co. Inc.	9,881	546
*	iRhythm Technologies Inc.	3,281	528
*	Arena Pharmaceuticals Inc.	6,543	526
*	Globus Medical Inc. Class A	8,370	523
*	Medpace Holdings Inc.	3,193	519
*	STAAR Surgical Co.	4,994	519
*	Invitae Corp.	12,631	507
*	Sage Therapeutics Inc.	5,868	499
*	Denali Therapeutics Inc.	6,913	496
*	Emergent BioSolutions Inc.	5,079	488
*	Adaptive Biotechnologies Corp.	8,570	485
*	Turning Point Therapeutics Inc.	4,099	483
	Ensign Group Inc.	5,789	475
*	FibroGen Inc.	9,297	465
*	Kodiak Sciences Inc.	3,552	458
*	Neogen Corp.	5,569	456
*	Biohaven Pharmaceutical Holding Co. Ltd.	5,181	440
*	Glaukos Corp.	4,597	435
*	LivaNova plc	5,503	427
*	ICU Medical Inc.	2,054	426
*	PTC Therapeutics Inc.	7,149	408
	Premier Inc. Class A	12,045	407
*	Insmed Inc.	11,150	399
*	1Life Healthcare Inc.	8,285	394
*	NuVasive Inc.	6,108	368
*	ChemoCentryx Inc.	5,431	368
*	HMS Holdings Corp.	9,923	365
*	Vir Biotechnology Inc.	5,743	360
*	Allakos Inc.	2,895	351
*	Alkermes plc	18,406	350
*	Agios Pharmaceuticals Inc.	7,335	348
*	Amicus Therapeutics Inc.	28,161	346

12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Select Medical Holdings Corp.	10,926	346
*	Merit Medical Systems Inc.	6,191	345
*	Integer Holdings Corp.	3,847	339
*	Apellis Pharmaceuticals Inc.	7,041	339
*	Pacira BioSciences Inc.	4,345	319
*	Reata Pharmaceuticals Inc. Class A	2,546	311
	CONMED Corp.	2,501	308
	Patterson Cos. Inc.	9,869	307
*	Cantel Medical Corp.	4,070	302
*	Editas Medicine Inc. Class A	6,859	301
*	Global Blood Therapeutics Inc.	7,027	299
*	Prestige Consumer Healthcare Inc.	6,957	290
*	Xencor Inc.	5,664	279
*	Corcept Therapeutics Inc.	10,020	252
*	Intra-Cellular Therapies Inc.	6,697	237
*	Bluebird Bio Inc.	7,248	225
	Healthcare Services Group Inc.	7,774	221
*	Ligand Pharmaceuticals Inc.	1,374	204
*	Myriad Genetics Inc.	6,644	203
*	Avanos Medical Inc.	4,366	201
*	Magellan Health Inc.	2,088	195
*	MEDNAX Inc.	7,818	191
*	Inari Medical Inc.	1,800	188
*	OPKO Health Inc.	41,366	186
*	Endo International plc	23,305	185
*	Inovio Pharmaceuticals Inc.	16,638	185
*	Karuna Therapeutics Inc.	1,400	175
*	Allogene Therapeutics Inc.	4,858	169
*	Axsome Therapeutics Inc.	2,510	169
*	Deciphera Pharmaceuticals Inc.	3,687	161
*	Heron Therapeutics Inc.	8,855	160
*	Evolent Health Inc. Class A	7,375	149
*	uniQure NV	3,755	138
*	Ironwood Pharmaceuticals Inc. Class A	14,828	137
*	Supernus Pharmaceuticals Inc.	4,899	132
	Luminex Corp.	3,982	129
*	Pennant Group Inc.	2,370	125
*	REGENXBIO Inc.	3,034	124
*	Zogenix Inc.	5,400	115
*	Atara Biotherapeutics Inc.	6,642	111
*	Tivity Health Inc.	4,554	108
*	Brookdale Senior Living Inc.	16,730	97
*	Viela Bio Inc.	1,803	96
		Shares	Market Value• ($000)
*	Inogen Inc.	1,725	91
*	Madrigal Pharmaceuticals Inc.	738	89
*	Alector Inc.	4,900	89
*	NextGen Healthcare Inc.	4,632	87
*	CorVel Corp.	843	86
*	Varex Imaging Corp.	3,749	86
*	Natus Medical Inc.	3,138	81
*	Radius Health Inc.	4,320	80
*	Relay Therapeutics Inc.	1,900	78
*	Orthofix Medical Inc.	1,632	76
*	Enanta Pharmaceuticals Inc.	1,442	71
*	Esperion Therapeutics Inc.	2,557	70
*	Amneal Pharmaceuticals Inc.	12,669	68
*	Innoviva Inc.	5,912	68
*	Epizyme Inc.	6,766	65
*	Theravance Biopharma Inc.	3,779	63
*	Intercept Pharmaceuticals Inc.	2,474	54
*	Taro Pharmaceutical Industries Ltd.	652	47
*	Precigen Inc.	5,156	44
*	Aerie Pharmaceuticals Inc.	2,257	42
*	Eagle Pharmaceuticals Inc.	649	29
*	Tricida Inc.	1,144	6
*,1	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	767	1
			480,941
Industrials (11.7%)
	Visa Inc. Class A	182,040	38,663
	Mastercard Inc. Class A	95,093	33,649
*	PayPal Holdings Inc.	126,583	32,893
	Accenture plc Class A	68,723	17,243
	Union Pacific Corp.	73,080	15,052
	Caterpillar Inc.	58,203	12,565
	United Parcel Service Inc. Class B	77,189	12,183
	Deere & Co.	33,674	11,756
	American Express Co.	70,418	9,525
	Fidelity National Information Services Inc.	66,591	9,190
*	Square Inc. Class A	39,694	9,131
	Automatic Data Processing Inc.	46,361	8,068
	CSX Corp.	81,910	7,499
*	Fiserv Inc.	61,648	7,112
	Illinois Tool Works Inc.	33,813	6,836
	FedEx Corp.	25,952	6,605
	Global Payments Inc.	32,122	6,360
	Sherwin-Williams Co.	8,875	6,038
	Capital One Financial Corp.	49,041	5,894
	Johnson Controls International plc	78,399	4,374

13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	DuPont de Nemours Inc.	57,934	4,074
	Trane Technologies plc	25,747	3,945
	PACCAR Inc.	36,365	3,309
	Paychex Inc.	34,374	3,130
	Cintas Corp.	9,557	3,100
	Rockwell Automation Inc.	12,285	2,989
	Stanley Black & Decker Inc.	16,772	2,932
*	Keysight Technologies Inc.	20,387	2,885
*	Zebra Technologies Corp. Class A	5,636	2,815
	Verisk Analytics Inc. Class A	17,071	2,797
*	Mettler-Toledo International Inc.	2,473	2,760
*	FleetCor Technologies Inc.	8,972	2,488
	Synchrony Financial	63,886	2,471
	Vulcan Materials Co.	14,348	2,396
	Martin Marietta Materials Inc.	6,907	2,327
	Old Dominion Freight Line Inc.	10,704	2,299
*	Generac Holdings Inc.	6,505	2,144
	Kansas City Southern	9,937	2,110
*	Trimble Inc.	26,628	1,974
	Dover Corp.	15,837	1,952
	Xylem Inc.	19,521	1,943
*	StoneCo Ltd. Class A	21,690	1,861
	WW Grainger Inc.	4,988	1,859
*	Waters Corp.	6,454	1,768
	TransUnion	20,607	1,735
*	Ingersoll Rand Inc.	37,352	1,731
	Expeditors International of Washington Inc.	18,322	1,683
	IDEX Corp.	7,999	1,561
	Masco Corp.	28,304	1,506
	Cognex Corp.	18,068	1,492
*	Fair Isaac Corp.	3,162	1,447
	Westinghouse Air Brake Technologies Corp.	19,234	1,393
	JB Hunt Transport Services Inc.	9,090	1,335
	Packaging Corp. of America	10,003	1,321
*	Crown Holdings Inc.	13,774	1,316
*	Bill.com Holdings Inc.	7,845	1,294
	CH Robinson Worldwide Inc.	14,013	1,273
	Graco Inc.	17,644	1,224
	Westrock Co.	28,006	1,221
	Jack Henry & Associates Inc.	8,019	1,190
	Nordson Corp.	6,114	1,176
	Snap-on Inc.	5,759	1,170
	Toro Co.	11,503	1,159
*	Axon Enterprise Inc.	6,995	1,158
		Shares	Market Value• ($000)
*	Trex Co. Inc.	12,552	1,150
*	XPO Logistics Inc.	9,669	1,127
*	Pagseguro Digital Ltd. Class A	18,740	1,088
	RPM International Inc.	13,382	1,066
	Allegion plc	9,730	1,058
	Lennox International Inc.	3,749	1,049
*	WEX Inc.	4,950	1,031
	Western Union Co.	44,275	1,028
*	Builders FirstSource Inc.	21,929	949
	Owens Corning	11,672	946
	Robert Half International Inc.	11,808	919
	AptarGroup Inc.	6,774	881
	AGCO Corp.	6,768	876
*	Middleby Corp.	5,887	862
	Watsco Inc.	3,545	862
	A O Smith Corp.	14,313	850
*	Euronet Worldwide Inc.	5,561	836
	Genpact Ltd.	20,386	824
	Donaldson Co. Inc.	13,806	813
*	Berry Global Group Inc.	14,443	800
	Brunswick Corp.	8,479	749
	Littelfuse Inc.	2,723	709
*	TopBuild Corp.	3,663	697
	Sealed Air Corp.	16,554	694
	Advanced Drainage Systems Inc.	6,288	692
	CoreLogic Inc.	7,905	669
	Sonoco Products Co.	10,931	651
	Landstar System Inc.	3,973	636
*	Axalta Coating Systems Ltd.	22,995	629
	MSA Safety Inc.	3,898	628
	ManpowerGroup Inc.	6,530	617
	Regal Beloit Corp.	4,498	615
	Valmont Industries Inc.	2,582	611
*	Saia Inc.	3,022	606
	Louisiana-Pacific Corp.	12,644	602
	MDU Resources Group Inc.	21,097	593
	Eagle Materials Inc.	4,631	581
*	Chart Industries Inc.	3,912	560
*	MasTec Inc.	6,433	558
	John Bean Technologies Corp.	3,737	551
*	Itron Inc.	4,624	542
	Air Lease Corp. Class A	11,536	529
	MAXIMUS Inc.	6,351	516
*	ASGN Inc.	5,538	515
*	Kornit Digital Ltd.	4,485	507
	Alliance Data Systems Corp.	5,218	503
	nVent Electric plc	19,082	501
	Acuity Brands Inc.	4,003	494
*	ACI Worldwide Inc.	12,704	486

14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Graphic Packaging Holding Co.	29,963	475
	Simpson Manufacturing Co. Inc.	4,859	474
	Allison Transmission Holdings Inc.	12,487	473
	UniFirst Corp.	1,953	473
	Armstrong World Industries Inc.	5,359	459
	Applied Industrial Technologies Inc.	5,204	444
*	Kirby Corp.	7,101	444
	Brink's Co.	5,713	439
	Hillenbrand Inc.	9,342	434
	Franklin Electric Co. Inc.	5,787	434
*	Proto Labs Inc.	2,956	431
*	FTI Consulting Inc.	3,712	425
	GATX Corp.	4,449	425
	MSC Industrial Direct Co. Inc. Class A	4,879	420
	Ryder System Inc.	6,077	412
*	AZEK Co. Inc. Class A	8,931	394
*	WESCO International Inc.	4,860	390
	AAON Inc.	5,022	387
*	AMN Healthcare Services Inc.	5,305	387
*	TriNet Group Inc.	4,674	375
	Insperity Inc.	4,169	370
	HB Fuller Co.	6,557	368
	Watts Water Technologies Inc. Class A	3,128	357
	ESCO Technologies Inc.	3,349	354
	Trinity Industries Inc.	10,891	350
	Brady Corp. Class A	6,602	346
*	ExlService Holdings Inc.	3,999	338
	Werner Enterprises Inc.	7,706	331
	Korn Ferry	5,362	330
*	Summit Materials Inc. Class A	11,544	320
	Triton International Ltd.	5,347	309
*	Gibraltar Industries Inc.	3,306	289
*	Green Dot Corp. Class A	5,841	276
	Badger Meter Inc.	2,504	272
	Terex Corp.	6,581	271
*	Masonite International Corp.	2,431	267
*	Installed Building Products Inc.	2,254	246
	EVERTEC Inc.	6,143	239
	Macquarie Infrastructure Corp.	7,564	237
*	Beacon Roofing Supply Inc.	4,812	230
	Albany International Corp. Class A	2,825	223
	Helios Technologies Inc.	3,277	214
*	Dycom Industries Inc.	2,787	213
		Shares	Market Value• ($000)
*	SPX Corp.	3,782	210
	Forward Air Corp.	2,433	209
	Federal Signal Corp.	5,533	201
	Comfort Systems USA Inc.	3,174	197
	Belden Inc.	4,429	196
*	Herc Holdings Inc.	2,187	192
*	O-I Glass Inc.	16,354	191
*	Welbilt Inc.	11,914	190
*	Pluralsight Inc. Class A	8,928	184
*	Meritor Inc.	6,009	182
*	Cimpress plc	1,828	181
*	JELD-WEN Holding Inc.	5,935	176
*	Vicor Corp.	1,700	167
*	Hub Group Inc. Class A	2,859	165
	Lindsay Corp.	1,028	165
	Patrick Industries Inc.	2,058	162
*	Verra Mobility Corp. Class A	11,271	161
	Deluxe Corp.	3,964	157
	McGrath RentCorp	2,010	156
	Greenbrier Cos. Inc.	3,262	153
*	FARO Technologies Inc.	1,592	149
*	CBIZ Inc.	4,722	142
	Granite Construction Inc.	4,097	141
	Otter Tail Corp.	3,481	141
	Primoris Services Corp.	4,214	141
	TTEC Holdings Inc.	1,670	140
*	OSI Systems Inc.	1,459	138
*	Sykes Enterprises Inc.	3,377	138
*	American Woodmark Corp.	1,452	136
	Astec Industries Inc.	1,960	133
	Tennant Co.	1,746	133
*	Cardtronics plc Class A	3,362	130
	AAR Corp.	3,183	127
*	Ferro Corp.	7,854	125
	Encore Wire Corp.	1,852	121
	Greif Inc. Class A	2,482	120
	Atlas Corp.	8,416	113
	Schneider National Inc. Class B	4,654	108
	ADT Inc.	14,028	107
*	Huron Consulting Group Inc.	2,090	106
*	TriMas Corp.	3,147	106
	Apogee Enterprises Inc.	2,389	89
	H&E Equipment Services Inc.	2,559	79
*	SEACOR Holdings Inc.	1,866	79
	Scorpio Tankers Inc.	5,299	78
*	TrueBlue Inc.	3,441	72
	Matson Inc.	1,019	71
*	Kelly Services Inc. Class A	3,164	66
	Heartland Express Inc.	3,580	65

15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	SFL Corp. Ltd.	7,659	58
*	Tutor Perini Corp.	3,437	50
			408,947
Real Estate (3.6%)
	American Tower Corp.	47,462	10,258
	Prologis Inc.	79,055	7,832
	Crown Castle International Corp.	44,741	6,968
	Equinix Inc.	9,546	6,189
	Digital Realty Trust Inc.	29,938	4,034
	Public Storage	16,069	3,759
*	CoStar Group Inc.	4,221	3,477
	Welltower Inc.	45,174	3,067
	SBA Communications Corp. Class A	11,814	3,014
*	Zillow Group Inc. Class A	16,983	2,884
*	CBRE Group Inc. Class A	35,910	2,721
	AvalonBay Communities Inc.	15,103	2,654
	Equity Residential	40,030	2,618
	Alexandria Real Estate Equities Inc.	14,373	2,295
	Realty Income Corp.	37,858	2,281
	Ventas Inc.	40,233	2,128
	Invitation Homes Inc.	61,138	1,782
	Sun Communities Inc.	11,377	1,729
	Healthpeak Properties Inc.	59,048	1,718
	Extra Space Storage Inc.	13,538	1,702
	Boston Properties Inc.	16,875	1,673
	Mid-America Apartment Communities Inc.	12,171	1,640
	Duke Realty Corp.	39,592	1,554
	Medical Properties Trust Inc.	60,016	1,296
	UDR Inc.	31,380	1,292
	WP Carey Inc.	18,755	1,286
	Host Hotels & Resorts Inc.	76,927	1,276
	Equity LifeStyle Properties Inc.	18,516	1,142
	Iron Mountain Inc.	30,728	1,069
	Camden Property Trust	10,187	1,061
	Regency Centers Corp.	18,350	1,005
*	Jones Lang LaSalle Inc.	5,634	980
	VEREIT Inc.	23,482	916
	Omega Healthcare Investors Inc.	24,377	905
	American Homes 4 Rent Class A	28,735	895
	STORE Capital Corp.	25,747	861
	Federal Realty Investment Trust	8,481	858
	Kimco Realty Corp.	46,140	846
	National Retail Properties Inc.	19,238	843
	CyrusOne Inc.	12,611	828
	Vornado Realty Trust	19,199	824
		Shares	Market Value• ($000)
*	Redfin Corp.	10,842	821
	Lamar Advertising Co. Class A	9,306	806
*	RealPage Inc.	9,240	802
	Kilroy Realty Corp.	12,293	780
	CubeSmart	20,311	751
	Americold Realty Trust	21,405	750
*	Zillow Group Inc. Class C	4,642	749
	Apartment Income REIT Corp.	16,703	683
	Brixmor Property Group Inc.	33,330	656
	Life Storage Inc.	7,710	647
	Rexford Industrial Realty Inc.	13,519	645
	Healthcare Trust of America Inc. Class A	23,593	641
	Douglas Emmett Inc.	18,464	605
	American Campus Communities Inc.	14,505	594
	Park Hotels & Resorts Inc.	27,169	591
	First Industrial Realty Trust Inc.	13,679	584
	SL Green Realty Corp.	8,233	569
	Cousins Properties Inc.	16,736	561
	EastGroup Properties Inc.	4,022	547
	Spirit Realty Capital Inc.	12,439	535
	CoreSite Realty Corp.	4,268	519
	STAG Industrial Inc.	16,272	513
	Rayonier Inc.	15,475	505
	Highwoods Properties Inc.	12,216	488
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,187	460
	JBG SMITH Properties	14,135	449
	Ryman Hospitality Properties Inc.	5,784	447
	Hudson Pacific Properties Inc.	17,423	446
	QTS Realty Trust Inc. Class A	7,143	444
*	Howard Hughes Corp.	4,631	439
	Healthcare Realty Trust Inc.	15,073	435
	Terreno Realty Corp.	7,657	429
	Physicians Realty Trust	24,302	413
	Weingarten Realty Investors	15,776	401
	Agree Realty Corp.	6,202	400
	PotlatchDeltic Corp.	7,518	382
	Sunstone Hotel Investors Inc.	27,583	364
	Corporate Office Properties Trust	13,920	362
	Lexington Realty Trust	33,671	361
	PS Business Parks Inc.	2,477	359
	National Health Investors Inc.	5,135	351

16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	EPR Properties	7,641	345
	Equity Commonwealth	11,624	328
	Outfront Media Inc.	15,584	316
	Piedmont Office Realty Trust Inc. Class A	18,296	312
	Kennedy-Wilson Holdings Inc.	15,661	294
	Pebblebrook Hotel Trust	12,899	292
	Colony Capital Inc.	48,707	288
	Brandywine Realty Trust	21,478	263
	Washington REIT	11,624	262
	Essential Properties Realty Trust Inc.	10,646	247
	National Storage Affiliates Trust	6,270	242
	Uniti Group Inc.	19,498	232
	Retail Properties of America Inc. Class A	21,484	226
	RLJ Lodging Trust	14,272	224
[2]	Macerich Co.	15,597	202
	Xenia Hotels & Resorts Inc.	9,655	193
	SITE Centers Corp.	14,235	190
	CareTrust REIT Inc.	8,312	184
*	Realogy Holdings Corp.	12,137	183
*	DiamondRock Hospitality Co.	17,679	179
	Four Corners Property Trust Inc.	6,374	173
	St. Joe Co.	3,411	172
	Urban Edge Properties	10,012	165
	Retail Opportunity Investments Corp.	9,913	157
*	Cushman & Wakefield plc	9,875	153
	Paramount Group Inc.	16,188	150
	American Assets Trust Inc.	4,716	147
	Global Net Lease Inc.	7,642	142
	LTC Properties Inc.	3,353	137
	Acadia Realty Trust	7,195	136
	Kite Realty Group Trust	7,100	136
	Columbia Property Trust Inc.	9,539	135
	Newmark Group Inc. Class A	12,436	125
	Tanger Factory Outlet Centers Inc.	7,800	123
	Safehold Inc.	1,600	122
	Alexander & Baldwin Inc.	6,430	112
	Mack-Cali Realty Corp.	7,610	106
	Getty Realty Corp.	3,426	96
*	Summit Hotel Properties Inc.	8,924	92
	RPT Realty	7,823	86
	Centerspace	1,189	82
*	Marcus & Millichap Inc.	1,957	74
	Brookfield Property REIT Inc. Class A	4,069	71
		Shares	Market Value• ($000)
	Universal Health Realty Income Trust	1,145	71
	Colony Credit Real Estate Inc.	7,884	65
	Apartment Investment & Management Co. Class A	13,100	62
	Alexander's Inc.	207	56
	Franklin Street Properties Corp.	11,139	55
	Saul Centers Inc.	684	24
			126,671
Technology (30.5%)
	Apple Inc.	1,740,473	211,050
	Microsoft Corp.	807,565	187,662
*	Alphabet Inc. Class C	39,861	81,191
*	Facebook Inc. Class A	258,904	66,699
*	Alphabet Inc. Class A	23,846	48,214
	NVIDIA Corp.	63,571	34,874
	Intel Corp.	442,201	26,877
*	Adobe Inc.	51,740	23,783
*	salesforce.com Inc.	94,455	20,449
	Broadcom Inc.	42,561	19,998
	Texas Instruments Inc.	98,713	17,005
	QUALCOMM Inc.	121,271	16,516
	Oracle Corp.	202,916	13,090
	Applied Materials Inc.	98,499	11,642
	International Business Machines Corp.	95,681	11,379
*	ServiceNow Inc.	20,973	11,188
*	Micron Technology Inc.	119,336	10,923
*	Advanced Micro Devices Inc.	128,808	10,886
	Intuit Inc.	27,125	10,583
	Lam Research Corp.	15,698	8,904
*	Zoom Video Communications Inc. Class A	18,366	6,862
*	Autodesk Inc.	23,545	6,498
*	Twitter Inc.	84,145	6,484
	Analog Devices Inc.	39,385	6,137
*	Twilio Inc. Class A	15,477	6,081
	NXP Semiconductors NV	30,128	5,500
	KLA Corp.	16,775	5,221
*	Workday Inc. Class A	18,993	4,657
*	DocuSign Inc. Class A	19,220	4,356
	HP Inc.	147,947	4,286
*	Cadence Design Systems Inc.	29,885	4,216
	Cognizant Technology Solutions Corp. Class A	57,277	4,209
	Microchip Technology Inc.	26,891	4,104
*	Synopsys Inc.	16,363	4,012
*	Palo Alto Networks Inc.	10,088	3,615
*	Pinterest Inc. Class A	43,319	3,491
	Marvell Technology Group Ltd.	71,513	3,453

17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Xilinx Inc.	26,424	3,443
*	Atlassian Corp. plc Class A	13,976	3,322
*	Okta Inc. Class A	12,604	3,295
	Skyworks Solutions Inc.	18,076	3,214
*	RingCentral Inc. Class A	8,387	3,172
	Maxim Integrated Products Inc.	28,480	2,653
*	Coupa Software Inc.	7,475	2,588
*	Fortinet Inc.	14,539	2,455
	CDW Corp.	15,559	2,441
*	Splunk Inc.	17,052	2,439
	Teradyne Inc.	18,080	2,325
*	Dell Technologies Inc. Class C	27,953	2,266
	Western Digital Corp.	33,055	2,265
*	HubSpot Inc.	4,392	2,262
*	Qorvo Inc.	12,504	2,185
*	EPAM Systems Inc.	5,704	2,131
*	VeriSign Inc.	10,978	2,130
*	MongoDB Inc. Class A	5,465	2,109
*	Yandex NV Class A	32,545	2,082
	Hewlett Packard Enterprise Co.	140,499	2,046
*	Paycom Software Inc.	5,419	2,028
*	Wix.com Ltd.	5,271	1,837
*	Zendesk Inc.	12,381	1,809
	Citrix Systems Inc.	13,313	1,778
*	ON Semiconductor Corp.	43,658	1,758
*	Arista Networks Inc.	6,266	1,753
	Seagate Technology plc	23,921	1,752
	Monolithic Power Systems Inc.	4,550	1,704
*	Gartner Inc.	9,422	1,687
*	Slack Technologies Inc. Class A	40,814	1,670
*	Akamai Technologies Inc.	17,207	1,626
*	Zscaler Inc.	7,735	1,586
*	Datadog Inc. Class A	16,566	1,581
*	PTC Inc.	11,301	1,548
	Entegris Inc.	14,542	1,530
	NetApp Inc.	24,228	1,517
*	GoDaddy Inc. Class A	18,060	1,465
*	Avalara Inc.	8,969	1,408
*	Cree Inc.	11,879	1,348
*	Nuance Communications Inc.	30,010	1,338
*	Five9 Inc.	6,789	1,258
*	Check Point Software Technologies Ltd.	11,245	1,240
*	Black Knight Inc.	16,068	1,232
*	VMware Inc. Class A	8,799	1,216
*	F5 Networks Inc.	6,386	1,213
	NortonLifeLock Inc.	58,122	1,134
*	Aspen Technology Inc.	7,438	1,119
*	Ceridian HCM Holding Inc.	12,295	1,102
	Amdocs Ltd.	13,654	1,035
		Shares	Market Value• ($000)
*	Guidewire Software Inc.	9,163	1,017
*	Flex Ltd.	54,293	988
*	Dynatrace Inc.	19,683	979
*	Elastic NV	7,168	963
	Universal Display Corp.	4,442	940
*	Anaplan Inc.	14,440	938
*	Manhattan Associates Inc.	7,055	867
*	Inphi Corp.	5,242	863
*	Globant SA	4,021	863
*	Smartsheet Inc. Class A	12,339	854
*	Arrow Electronics Inc.	8,011	803
*	Silicon Laboratories Inc.	4,938	769
*	Proofpoint Inc.	6,088	736
	DXC Technology Co.	27,756	700
*	Lattice Semiconductor Corp.	14,522	699
*	Blackline Inc.	5,532	686
	CDK Global Inc.	13,346	669
	Brooks Automation Inc.	7,907	658
*	Q2 Holdings Inc.	5,385	656
*	Varonis Systems Inc. Class B	3,573	656
*	Pure Storage Inc. Class A	27,499	643
*	Nutanix Inc. Class A	21,184	642
	National Instruments Corp.	14,315	636
*	Grubhub Inc.	9,765	626
*	Change Healthcare Inc.	27,338	625
*	Fastly Inc. Class A	8,314	612
*	CyberArk Software Ltd.	4,077	599
*	Dropbox Inc. Class A	26,463	597
	Pegasystems Inc.	4,463	591
	Power Integrations Inc.	6,490	573
*	Everbridge Inc.	3,686	565
*	Synaptics Inc.	4,217	565
*	Upwork Inc.	10,386	560
*	MicroStrategy Inc. Class A	736	552
*	Alteryx Inc. Class A	5,708	546
	CMC Materials Inc.	3,182	543
*	Semtech Corp.	7,378	541
*	Sailpoint Technologies Holdings Inc.	9,353	527
*	J2 Global Inc.	4,706	524
*	Cirrus Logic Inc.	6,361	520
*	NCR Corp.	14,659	510
*	Novanta Inc.	3,796	502
*	Teradata Corp.	12,392	497
	Xerox Holdings Corp.	19,282	491
*	FireEye Inc.	25,320	489
*	Clarivate plc	21,228	483
*	Covetrus Inc.	12,877	478
	Advanced Energy Industries Inc.	4,448	465
*	Alarm.com Holdings Inc.	5,244	461
*	Rapid7 Inc.	6,029	460
*	3D Systems Corp.	12,685	455
*	LiveRamp Holdings Inc.	7,152	452

18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Avnet Inc.	11,792	449
*	LivePerson Inc.	6,825	448
	Vishay Intertechnology Inc.	18,077	431
*	Rogers Corp.	2,367	430
*	Diodes Inc.	5,462	429
*	Cerence Inc.	3,790	422
	SYNNEX Corp.	4,578	408
*	SPS Commerce Inc.	4,032	406
*	Workiva Inc. Class A	3,913	396
*	Fabrinet	4,446	393
*	Blackbaud Inc.	5,623	387
*	Cornerstone OnDemand Inc.	7,473	378
*	Ambarella Inc.	3,362	378
*	Verint Systems Inc.	7,635	376
*	Qualys Inc.	3,780	367
*	Envestnet Inc.	5,687	364
*	Bandwidth Inc. Class A	2,285	362
*	Cloudera Inc.	22,009	355
*	FormFactor Inc.	7,600	345
*	New Relic Inc.	5,460	334
*	Schrodinger Inc.	3,065	314
*	Medallia Inc.	7,700	311
	Kulicke & Soffa Industries Inc.	6,105	304
*	Box Inc. Class A	15,874	291
*	Tenable Holdings Inc.	7,004	287
*	MaxLinear Inc. Class A	7,161	285
*	Mimecast Ltd.	6,526	280
*	Appfolio Inc. Class A	1,700	279
*	MACOM Technology Solutions Holdings Inc.	4,303	277
*	Yelp Inc. Class A	7,291	275
*	CommVault Systems Inc.	4,262	272
*	SVMK Inc.	14,567	271
*	Insight Enterprises Inc.	3,213	269
*	Cargurus Inc. Class A	10,180	264
*	Bottomline Technologies DE Inc.	5,618	252
*	Rambus Inc.	11,744	246
	Amkor Technology Inc.	10,224	244
*	Allscripts Healthcare Solutions Inc.	15,668	242
	NIC Inc.	6,761	235
*	Avaya Holdings Corp.	7,791	231
*	Plexus Corp.	2,502	210
*	Cognyte Software Ltd.	6,975	201
*	Sanmina Corp.	5,554	198
*	PROS Holdings Inc.	4,068	193
*	Stratasys Ltd.	5,284	182
*	NetScout Systems Inc.	6,118	173
	Shutterstock Inc.	1,958	173
	Progress Software Corp.	3,966	169
*	Perficient Inc.	2,880	160
*	Yext Inc.	9,208	156
		Shares	Market Value• ($000)
*	Dun & Bradstreet Holdings Inc.	7,100	155
	CSG Systems International Inc.	2,922	135
*	TTM Technologies Inc.	9,206	130
*	Vroom Inc.	2,100	93
*	nCino Inc.	1,300	89
	CTS Corp.	2,650	85
	Benchmark Electronics Inc.	2,889	82
*	Blucora Inc.	4,624	75
*	ScanSource Inc.	2,396	68
	Ebix Inc.	2,436	59
*	SolarWinds Corp.	3,525	57
*	Forrester Research Inc.	1,169	53
			1,070,007
Telecommunications (3.6%)
	Comcast Corp. Class A	488,278	25,742
	Verizon Communications Inc.	446,154	24,672
	AT&T Inc.	766,132	21,367
	Cisco Systems Inc.	456,620	20,489
*	Charter Communications Inc. Class A	15,575	9,554
*	T-Mobile US Inc.	59,041	7,083
	Motorola Solutions Inc.	18,489	3,244
	Lumen Technologies Inc.	118,103	1,452
	Cable One Inc.	562	1,076
*	Altice USA Inc. Class A	31,889	1,072
*	Ciena Corp.	16,571	865
*	Liberty Global plc Class A	34,893	859
*	DISH Network Corp. Class A	26,787	844
	Juniper Networks Inc.	35,422	825
*	Lumentum Holdings Inc.	7,938	714
*	Liberty Global plc Class C	23,935	582
*	Iridium Communications Inc.	13,403	513
*	Viavi Solutions Inc.	28,602	463
*	Acacia Communications Inc.	3,878	446
*	8x8 Inc.	11,263	385
*	Viasat Inc.	7,180	367
*	Vonage Holdings Corp.	27,328	361
*	CommScope Holding Co. Inc.	23,526	343
	Cogent Communications Holdings Inc.	5,274	316
*	Liberty Latin America Ltd. Class C	26,059	286
	Shenandoah Telecommunications Co.	6,143	272
	Telephone & Data Systems Inc.	13,046	233
	InterDigital Inc.	2,655	168
*	Plantronics Inc.	3,741	152

19

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	EchoStar Corp. Class A	4,745	108
*	NETGEAR Inc.	2,279	91
	ATN International Inc.	957	47
*	United States Cellular Corp.	866	26
*	Liberty Latin America Ltd. Class A	449	5
			125,022
Utilities (1.1%)
	Waste Management Inc.	45,302	5,024
	Sempra Energy	31,307	3,631
	American Water Works Co. Inc.	19,468	2,762
	Consolidated Edison Inc.	35,450	2,327
	PPL Corp.	82,778	2,168
	Edison International	38,643	2,086
	Republic Services Inc. Class A	22,740	2,026
	AES Corp.	70,480	1,872
	CMS Energy Corp.	30,684	1,660
	Alliant Energy Corp.	25,396	1,172
	Atmos Energy Corp.	12,777	1,081
	Essential Utilities Inc.	25,491	1,072
	CenterPoint Energy Inc.	53,517	1,040
*	Sunrun Inc.	16,037	1,004
	NiSource Inc.	39,826	860
	UGI Corp.	22,269	853
*	Stericycle Inc.	10,076	654
	OGE Energy Corp.	20,998	615
*	Clean Harbors Inc.	6,228	530
	New Jersey Resources Corp.	11,964	470
	Spire Inc.	6,516	433
	Portland General Electric Co.	10,057	424
	Hawaiian Electric Industries Inc.	11,869	415
	Southwest Gas Holdings Inc.	6,541	408
	ONE Gas Inc.	6,010	403
	Ormat Technologies Inc.	4,607	395
	IDACORP Inc.	4,526	390
	NorthWestern Corp.	6,612	387
*	Casella Waste Systems Inc. Class A	5,990	347
	American States Water Co.	4,664	341
	South Jersey Industries Inc.	13,407	337
		Shares	Market Value• ($000)
	California Water Service Group	6,084	334
	Clearway Energy Inc. Class C	11,486	315
	Avista Corp.	7,782	313
	MGE Energy Inc.	4,433	282
*	Evoqua Water Technologies Corp.	10,676	262
	Avangrid Inc.	5,384	246
	Atlantica Sustainable Infrastructure plc	5,047	183
	Covanta Holding Corp.	11,211	158
	SJW Group	2,268	142
	Northwest Natural Holding Co.	2,650	127
*	Harsco Corp.	7,153	117
*	US Ecology Inc.	2,698	103
	Clearway Energy Inc. Class A	1,924	50
			39,819
Total Common Stocks (Cost $2,924,725)			3,500,297
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 0.099% (Cost $1,706)	17,058	1,706
Total Investments (99.9%) (Cost $2,926,431)			3,502,003
Other Assets and Liabilities—Net (0.1%)			2,759
Net Assets (100%)			3,504,762
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $155,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $168,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

20

ESG U.S. Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	27	5,142	(8)
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,924,725)	3,500,297
Affiliated Issuers (Cost $1,706)	1,706
Total Investments in Securities	3,502,003
Investment in Vanguard	121
Cash Collateral Pledged—Futures Contracts	243
Receivables for Investment Securities Sold	35
Receivables for Accrued Income	2,839
Receivables for Capital Shares Issued	14
Total Assets	3,505,255
Liabilities
Due to Custodian	11
Payables for Investment Securities Purchased	96
Collateral for Securities on Loan	168
Payables to Vanguard	199
Variation Margin Payable—Futures Contracts	19
Total Liabilities	493
Net Assets	3,504,762
At February 28, 2021, net assets consisted of:

Paid-in Capital	2,849,736
Total Distributable Earnings (Loss)	655,026
Net Assets	3,504,762

Net Assets
Applicable to 49,025,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,504,762
Net Asset Value Per Share	$71.49
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends	17,321
Interest[1]	2
Securities Lending—Net	28
Total Income	17,351
Expenses
The Vanguard Group—Note B
Investment Advisory Services	198
Management and Administrative	1,277
Marketing and Distribution	63
Custodian Fees	17
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Total Expenses	1,568
Net Investment Income	15,783
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	97,334
Futures Contracts	764
Realized Net Gain (Loss)	98,098
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	178,762
Futures Contracts	(227)
Change in Unrealized Appreciation (Depreciation)	178,535
Net Increase (Decrease) in Net Assets Resulting from Operations	292,416
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $99,489,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,783	17,157
Realized Net Gain (Loss)	98,098	(16,325)
Change in Unrealized Appreciation (Depreciation)	178,535	366,944
Net Increase (Decrease) in Net Assets Resulting from Operations	292,416	367,776
Distributions
Total Distributions	(15,793)	(14,177)
Capital Share Transactions
Issued	1,499,947	1,046,350
Issued in Lieu of Cash Distributions	—	—
Redeemed	(246,151)	(20,140)
Net Increase (Decrease) from Capital Share Transactions	1,253,796	1,026,210
Total Increase (Decrease)	1,530,419	1,379,809
Net Assets
Beginning of Period	1,974,343	594,534
End of Period	3,504,762	1,974,343
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Financial Highlights
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	September 18, 2018[1] to August 31, 2019
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$64.47	$51.25	$50.00
Investment Operations
Net Investment Income[2]	.406	.846	.792
Net Realized and Unrealized Gain (Loss) on Investments	7.046	13.146	.868
Total from Investment Operations	7.452	13.992	1.660
Distributions
Dividends from Net Investment Income	(.432)	(.772)	(.410)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.432)	(.772)	(.410)
Net Asset Value, End of Period	$71.49	$64.47	$51.25
Total Return	11.63%	27.60%	3.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,505	$1,974	$595
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.24%	1.54%	1.67%[3]
Portfolio Turnover Rate[4]	2%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
26

ESG U.S. Stock ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
27

ESG U.S. Stock ETF
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $121,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

ESG U.S. Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,497,705	2,591	1	3,500,297
Temporary Cash Investments	1,706	—	—	1,706
Total	3,499,411	2,591	1	3,502,003

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	8	—	—	8
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,928,953
Gross Unrealized Appreciation	643,564
Gross Unrealized Depreciation	(70,522)
Net Unrealized Appreciation (Depreciation)	573,042
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $21,769,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2021, the fund purchased $1,549,656,000 of investment securities and sold $295,119,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,452,641,000 and $245,934,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
29

ESG U.S. Stock ETF
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	Shares (000)	Shares (000)
Issued	22,125	19,400
Issued in Lieu of Cash Distributions	—	—
Redeemed	(3,725)	(375)
Net Increase (Decrease) in Shares Outstanding	18,400	19,025
G.  Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
30

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q43932 042021

Semiannual Report  |  February 28, 2021
Vanguard ESG International Stock ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2021
ESG International Stock ETF	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,168.00	$0.81
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.05	0.75
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG International Stock ETF
Fund Allocation
As of February 28, 2021
Basic Materials	5.5%
Consumer Discretionary	16.1
Consumer Staples	6.1
Energy	0.5
Financials	21.9
Health Care	10.2
Industrials	11.4
Real Estate	4.1
Technology	18.2
Telecommunications	4.1
Utilities	1.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

ESG International Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Australia (4.8%)
	Commonwealth Bank of Australia	136,327	8,557
	CSL Ltd.	36,052	7,347
	Westpac Banking Corp.	283,629	5,200
	National Australia Bank Ltd.	257,095	4,882
	Australia & New Zealand Banking Group Ltd.	221,360	4,445
	Wesfarmers Ltd.	81,056	3,083
	Macquarie Group Ltd.	24,224	2,652
	Fortescue Metals Group Ltd.	131,781	2,434
	Transurban Group	211,320	2,094
	Goodman Group	159,432	2,038
*	Afterpay Ltd.	17,503	1,599
	Amcor plc	118,390	1,295
	Newcrest Mining Ltd.	67,861	1,275
	James Hardie Industries plc	43,641	1,224
	Sonic Healthcare Ltd.	46,220	1,133
	Brambles Ltd.	142,890	1,092
	Scentre Group	476,211	1,054
	ASX Ltd.	19,829	1,033
	Cochlear Ltd.	6,173	1,007
	QBE Insurance Group Ltd.	136,882	980
	Ramsay Health Care Ltd.	18,683	951
	Suncorp Group Ltd.	115,182	882
	Telstra Corp. Ltd.	364,231	867
	Dexus	121,426	833
	Insurance Australia Group Ltd.	208,380	800
	Northern Star Resources Ltd.	100,891	781
*	Xero Ltd.	8,266	756
	SEEK Ltd.	37,765	747
	GPT Group	224,536	737
	BlueScope Steel Ltd.	55,120	704
		Shares	Market Value• ($000)
	Lendlease Corp. Ltd.	68,285	702
	Stockland	218,471	698
	Medibank Pvt Ltd.	321,669	687
	Computershare Ltd.	62,344	638
*	Sydney Airport	134,956	612
	Mirvac Group	341,431	588
	Vicinity Centres	453,704	572
	Orica Ltd.	58,685	569
*	Incitec Pivot Ltd.	273,321	557
	Boral Ltd.	139,083	553
	OZ Minerals Ltd.	30,511	522
	Bendigo & Adelaide Bank Ltd.	68,938	518
	Orora Ltd.	224,418	502
	Bank of Queensland Ltd.	73,334	496
	Downer EDI Ltd.	117,985	468
	Alumina Ltd.	358,482	446
	Evolution Mining Ltd.	131,035	419
	AMP Ltd.	323,538	374
	Challenger Ltd.	75,268	373
*	Domain Holdings Australia Ltd.	86,470	301
	Aurizon Holdings Ltd.	101,718	300
	Magellan Financial Group Ltd.	8,204	274
*	Lynas Rare Earths Ltd.	57,205	264
*	Zip Co. Ltd.	33,116	264
	Charter Hall Group	28,760	262
	Mineral Resources Ltd.	8,920	260
	GDI Property Group	325,738	260
	Domino's Pizza Enterprises Ltd.	3,732	259
	Metcash Ltd.	98,543	256
	nib holdings Ltd.	59,817	256
*	Virgin Money UK plc	91,804	235
	IGO Ltd.	42,860	231
	JB Hi-Fi Ltd.	6,814	229
*	NEXTDC Ltd.	26,389	226
	REA Group Ltd.	2,074	219
	Atlas Arteria Ltd.	50,478	215
	ALS Ltd.	26,580	203
4

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Bank of Queensland Ltd.	29,299	198
	United Malt Grp Ltd.	67,998	192
	IDP Education Ltd.	8,893	188
	Ansell Ltd.	6,612	184
	Qube Holdings Ltd.	71,968	170
	Nine Entertainment Co. Holdings Ltd.	74,037	164
*	Qantas Airways Ltd.	42,527	163
	Breville Group Ltd.	7,190	155
	Reliance Worldwide Corp. Ltd.	46,940	155
*	Vocus Group Ltd.	34,146	133
	Steadfast Group Ltd.	42,779	132
*	Pilbara Minerals Ltd.	154,635	124
	Iluka Resources Ltd.	21,546	123
	Data#3 Ltd.	31,490	123
	Eagers Automotive Ltd.	11,689	119
	Harvey Norman Holdings Ltd.	29,036	117
	Cleanaway Waste Management Ltd.	69,633	117
	Altium Ltd.	5,624	114
*	TPG Telecom Ltd.	21,539	114
*	West African Resources Ltd.	186,403	113
*	Champion Iron Ltd.	26,593	111
	WiseTech Global Ltd.	5,158	108
*	Corporate Travel Management Ltd.	6,734	105
	Link Administration Holdings Ltd.	28,529	105
	carsales.com Ltd.	7,141	103
	CSR Ltd.	24,170	102
	IOOF Holdings Ltd.	40,515	102
	AusNet Services	78,429	100
	Healius Ltd.	31,342	97
	Shopping Centres Australasia Property Group	52,856	95
*	Flight Centre Travel Group Ltd.	7,310	93
	Appen Ltd.	6,885	89
	ARB Corp. Ltd.	3,342	86
	Webjet Ltd.	19,517	83
*	CIMIC Group Ltd.	5,063	83
	Credit Corp. Group Ltd.	3,178	78
	Nickel Mines Ltd.	73,011	78
	Bapcor Ltd.	14,467	76
	Aurelia Metals Ltd.	255,976	76
	Sims Ltd.	7,140	74
	National Storage REIT	50,824	73
	Pro Medicus Ltd.	2,111	72
	Codan Ltd.	6,132	70
*	Deterra Royalties Ltd.	19,968	70
	Adbri Ltd.	27,646	69
		Shares	Market Value• ($000)
	Super Retail Group Ltd.	8,187	69
*	PolyNovo Ltd.	36,969	69
	Costa Group Holdings Ltd.	19,375	68
*	Megaport Ltd.	6,994	68
	St. Barbara Ltd.	41,818	66
	Premier Investments Ltd.	4,095	66
*	Orocobre Ltd.	18,490	66
*,1,2	Mesoblast Ltd.	34,468	64
*	EML Payments Ltd.	16,303	63
	Elders Ltd.	7,156	62
	Perpetual Ltd.	2,496	59
*	Perseus Mining Ltd.	66,708	59
	Pendal Group Ltd.	12,652	58
*	Galaxy Resources Ltd.	28,292	57
	Ingenia Communities Group	14,686	55
	Regis Resources Ltd.	22,666	54
	Monadelphous Group Ltd.	5,827	52
	AUB Group Ltd.	3,556	52
	Centuria Capital Group	27,499	51
	InvoCare Ltd.	5,597	49
	Netwealth Group Ltd.	4,523	49
	Bingo Industries Ltd.	19,318	48
*	Syrah Resources Ltd.	49,587	47
	Ramelius Resources Ltd.	47,713	46
*	Gold Road Resources Ltd.	48,819	45
*	oOh!media Ltd.	33,518	45
*	Blackmores Ltd.	715	44
*	Nanosonics Ltd.	9,467	44
	Kogan.com Ltd.	4,082	44
	Collins Foods Ltd.	5,870	43
	Arena REIT	18,438	43
	MyState Ltd.	11,946	43
	HUB24 Ltd.	2,547	41
*	Tyro Payments Ltd.	17,724	41
	Platinum Asset Management Ltd.	11,273	40
	Aventus Group	18,495	40
	NRW Holdings Ltd.	24,893	39
	Bega Cheese Ltd.	8,184	39
	Perenti Global Ltd.	44,483	39
	Cromwell Property Group	61,810	38
*	Nufarm Ltd.	10,332	38
	G8 Education Ltd.	44,983	37
	Genworth Mortgage Insurance Australia Ltd.	18,747	37
	Sandfire Resources Ltd.	7,623	36
	Lovisa Holdings Ltd.	3,042	34
	GrainCorp Ltd. Class A	10,221	33

5

ESG International Stock ETF
		Shares	Market Value• ($000)
	IRESS Ltd.	4,726	33
	Abacus Property Group	15,527	32
	Accent Group Ltd.	19,443	32
*	Starpharma Holdings Ltd. Class A	19,552	31
*	Nearmap Ltd.	17,505	31
*	Southern Cross Media Group Ltd.	16,719	30
	Omni Bridgeway Ltd.	9,325	27
	Select Harvests Ltd.	6,347	26
	SeaLink Travel Group Ltd.	4,015	26
*	Eclipx Group Ltd.	16,401	25
	Clinuvel Pharmaceuticals Ltd.	1,412	24
*	Resolute Mining Ltd.	48,975	24
*	Westgold Resources Ltd.	15,645	24
*	Bellevue Gold Ltd.	42,952	24
	Western Areas Ltd.	11,417	23
	GUD Holdings Ltd.	2,503	23
*	Seven West Media Ltd.	54,169	23
*	Emeco Holdings Ltd.	28,238	23
	Avita Medical Inc.	5,014	23
	Lifestyle Communities Ltd.	2,146	23
	Technology One Ltd.	3,371	22
*	Sigma Healthcare Ltd.	41,235	21
	BWX Ltd.	6,210	21
	Jupiter Mines Ltd.	74,019	20
*	HT&E Ltd.	13,045	19
	Asaleo Care Ltd.	17,354	19
*	Paradigm Biopharmaceuticals Ltd.	10,110	19
	Virtus Health Ltd.	3,825	18
	Bravura Solutions Ltd.	8,726	18
	Integral Diagnostics Ltd.	4,784	18
	GWA Group Ltd.	7,421	17
	IPH Ltd.	3,562	17
	Hansen Technologies Ltd.	5,477	17
	Mount Gibson Iron Ltd.	22,959	16
*	Mayne Pharma Group Ltd.	73,358	15
*	Australian Agricultural Co. Ltd.	16,440	14
	Vita Group Ltd.	18,632	14
*	AMA Group Ltd.	26,433	14
	Humm Group Ltd.	18,121	14
	MACA Ltd.	15,474	13
	SG Fleet Group Ltd.	5,721	12
*	Superloop Ltd.	16,428	12
	Growthpoint Properties Australia Ltd.	4,631	11
*,1	Freedom Foods Group Ltd.	4,398	10
		Shares	Market Value• ($000)
	Navigator Global Investments Ltd.	7,694	10
*	Bubs Australia Ltd.	22,302	10
	Infomedia Ltd.	8,559	10
*	Dacian Gold Ltd.	28,853	8
	McMillan Shakespeare Ltd.	588	6
	Pact Group Holdings Ltd.	2,475	6
*	Myer Holdings Ltd.	20,551	5
	Service Stream Ltd.	3,335	3
*,1	SpeedCast International Ltd.	2,489	—
			85,642
Austria (0.2%)
*	Erste Group Bank AG	31,977	1,050
*	Raiffeisen Bank International AG	29,814	603
	Verbund AG	4,306	327
	ANDRITZ AG	4,228	203
	Wienerberger AG	6,055	202
*,3	BAWAG Group AG	3,351	173
	CA Immobilien Anlagen AG	3,326	143
*	Lenzing AG	688	99
	Mayr Melnhof Karton AG	437	95
*	IMMOFINANZ AG	4,293	86
	Oesterreichische Post AG	1,401	56
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,829	49
	UNIQA Insurance Group AG	4,150	32
	Telekom Austria AG Class A	3,162	24
	EVN AG	933	20
	Strabag SE	534	19
*	DO & CO AG	177	14
*	Porr AG	657	12
*	Zumtobel Group AG	1,379	10
			3,217
Belgium (0.6%)
*	KBC Group NV	23,350	1,676
*	Argenx SE	4,105	1,365
	UCB SA	10,623	1,053
	Ageas SA/NV	17,398	975
	Solvay SA	6,946	845
	Ackermans & van Haaren NV	4,353	701
	Groupe Bruxelles Lambert SA	5,493	543
*	KBC Ancora	9,394	375
	Proximus SADP	16,444	321
	Sofina SA	794	262

6

ESG International Stock ETF
		Shares	Market Value• ($000)
	Elia Group SA/NV	2,323	250
	Etablissements Franz Colruyt NV	3,855	231
	Cofinimmo SA	1,360	211
	Aedifica SA	1,609	200
	Melexis NV	1,099	129
	D'ieteren SA/NV	1,279	108
	Barco NV	4,253	104
	Euronav NV	11,403	101
	Montea C.V.A	897	101
	Fagron	3,571	85
	Telenet Group Holding NV	1,974	79
*	bpost SA	5,723	62
	Bekaert SA	1,577	58
	Gimv NV	870	51
	Xior Student Housing NV	911	50
	Befimmo SA	1,181	48
	Shurgard Self Storage SA	1,007	48
	Orange Belgium SA	1,695	47
*	Ontex Group NV	3,969	41
	VGP NV	226	39
*	AGFA-Gevaert NV	7,505	34
	Retail Estates NV	370	28
*	Kinepolis Group NV	550	28
	Econocom Group SA/NV	6,637	25
*	Cie d'Entreprises CFE	216	23
*	Tessenderlo Group SA	292	13
	Wereldhave Belgium Comm VA	164	9
*	Mithra Pharmaceuticals SA	173	4
*	Xior Student Housing NV Rights Exp. 03/04/2021	911	1
			10,324
Brazil (1.4%)
	UBS Group AG (Registered)	260,294	4,050
	B3 SA - Brasil Bolsa Balcao	157,354	1,525
	Itau Unibanco Holding SA Preference Shares	328,478	1,498
*	Banco Bradesco SA Preference Shares	349,759	1,435
	Magazine Luiza SA	199,536	861
	WEG SA	54,331	757
*	Suzano SA	53,225	695
	Notre Dame Intermedica Participacoes SA	40,107	621
	Itausa SA Preference Shares	340,200	604
*	Natura & Co. Holding SA	60,987	502
		Shares	Market Value• ($000)
*	Localiza Rent a Car SA	41,621	431
	Lojas Renner SA	60,620	397
	Gerdau SA Preference Shares	78,400	362
	Raia Drogasil SA	82,520	342
	Itau Unibanco Holding SA	80,500	336
*	Banco do Brasil SA	61,004	305
*	Rumo SA	92,979	300
	Cia Siderurgica Nacional SA	49,034	288
*	Lojas Americanas SA (BVMF)	66,835	274
*	Banco Bradesco SA	70,112	258
	Telefonica Brasil SA	32,400	254
	Equatorial Energia SA	69,700	250
	BB Seguridade Participacoes SA	53,300	242
*	B2W Cia Digital	14,713	215
[3]	Hapvida Participacoes e Investimentos SA	73,600	204
	Bradespar SA Preference Shares	17,500	196
*	Banco Inter SA Ordinary Shares	20,085	191
	Cia Brasileira de Distribuicao	12,600	187
*	Klabin SA	35,100	185
	Banco Santander Brasil SA	27,432	183
	CCR SA	89,058	179
	TOTVS SA	31,741	178
*	Via Varejo SA	82,527	175
*	BRF SA	44,284	171
	Sul America SA	27,998	165
*	Hypera SA	27,400	160
*	Azul SA Preference Shares	21,763	158
	Cia Energetica de Minas Gerais	59,777	156
*	TIM SA	66,400	152
*	Cia de Saneamento Basico do Estado de Sao Paulo	22,930	151
*	BR Malls Participacoes SA	94,500	141
	Energisa SA	17,700	138
	Transmissora Alianca de Energia Eletrica SA	23,000	125
	Engie Brasil Energia SA	17,000	125
*	Cia de Locacao das Americas	27,300	116
	Cia Energetica de Sao Paulo Preference Shares Class B	23,400	114
	YDUQS Participacoes SA	21,200	114

7

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Lojas Americanas SA Preference Shares	24,748	110
	Metalurgica Gerdau SA Preference Shares	49,700	103
	EDP - Energias do Brasil SA	31,400	101
*	Omega Geracao SA	14,268	101
	AES Tiete Energia SA	36,047	99
	IRB Brasil Resseguros SA	91,807	98
	Alupar Investimento SA	22,900	97
*	Light SA	28,612	94
*	Cogna Educacao	139,430	93
	Qualicorp Consultoria e Corretora de Seguros SA	16,200	91
*	Atacadao SA	26,100	88
*	Fleury SA	18,000	86
	Sao Martinho SA	15,200	85
	Banco Pan SA Preference Shares	31,900	79
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,600	78
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	34,300	77
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	17,400	74
	Linx SA	10,800	74
*	Marfrig Global Foods SA	29,305	73
	Porto Seguro SA	8,900	69
	Duratex SA	21,100	69
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	23,600	68
*	Gol Linhas Aereas Inteligentes SA Preference Shares	17,681	68
*	Braskem SA Preference Shares Class A	11,700	65
*	Alpargatas SA Preference Shares	10,500	65
	Cia Energetica de Minas Gerais Preference Shares	30,609	65
*	Multiplan Empreendimentos Imobiliarios SA	17,600	62
	BR Properties SA	41,281	60
	CPFL Energia SA	11,500	59
	SLC Agricola SA	7,800	57
	Odontoprev SA	23,900	56
		Shares	Market Value• ($000)
	Santos Brasil Participacoes SA	53,081	55
*	Cia Paranaense de Energia Preference Shares	5,100	53
*	Mahle-Metal Leve SA	16,700	53
	Cielo SA	81,800	53
*	BK Brasil Operacao e Assessoria a Restaurantes SA	32,406	51
	LOG Commercial Properties e Participacoes SA	8,767	50
*	Aliansce Sonae Shopping Centers sa	12,000	50
*	Anima Holding SA	29,013	48
*	Neoenergia SA	16,100	47
*	M Dias Branco SA	9,100	46
	MRV Engenharia e Participacoes SA	15,100	45
*	Cosan Logistica SA	12,500	45
	Iguatemi Empresa de Shopping Centers SA	7,800	44
*,3	Banco Inter SA Preference Shares	4,810	44
	Camil Alimentos SA	23,300	43
	Unipar Carbocloro SA Preference Shares	4,183	42
	Minerva SA	22,507	39
*	Grupo SBF SA	9,700	39
	Iochpe Maxion SA	16,900	38
*	CVC Brasil Operadora e Agencia de Viagens SA	12,300	36
*	Banco Inter SA unit	1,300	36
*	SIMPAR SA	5,400	36
	Cia Hering	13,100	35
	Cia de Saneamento de Minas Gerais-COPASA	13,800	35
	Instituto Hermes Pardini SA	9,700	35
	Wiz Solucoes e Corretagem de Seguros SA	31,000	35
	Arezzo Industria e Comercio SA	2,700	34
*	EcoRodovias Infraestrutura e Logistica SA	16,700	33
	Grendene SA	25,000	32
*	Randon SA Implementos e Participacoes Preference Shares	13,200	31
*	Movida Participacoes SA	9,900	31
	Ez Tec Empreendimentos e Participacoes SA	5,100	29

8

ESG International Stock ETF
		Shares	Market Value• ($000)
	Smiles Fidelidade SA	7,400	28
[3]	Ser Educacional SA	13,000	28
*	Cia Paranaense de Energia	2,500	26
*	Cia de Saneamento do Parana Preference Shares	37,400	26
*	Cia de Saneamento do Parana	7,500	26
	JHSF Participacoes SA	22,500	26
*	Tupy SA	6,700	25
*	Marcopolo SA Preference Shares	53,800	24
	Alliar Medicos A Frente SA	15,200	24
	Construtora Tenda SA	5,000	23
	Direcional Engenharia SA	10,100	23
	Even Construtora e Incorporadora SA	10,200	18
*	Guararapes Confeccoes SA	7,800	17
*	Lojas Americanas SA	629	3
*	Lojas Americanas SA	233	1
			24,571
Canada (6.3%)
*	Shopify Inc. Class A (XNYS)	8,382	10,859
	Royal Bank of Canada	109,844	9,353
	Toronto-Dominion Bank	139,833	8,476
	Canadian National Railway Co.	54,448	5,943
	Bank of Nova Scotia	91,314	5,338
	Bank of Montreal	49,471	4,042
	Canadian Pacific Railway Ltd.	11,212	3,996
	Canadian Imperial Bank of Commerce	33,160	3,057
	Manulife Financial Corp.	149,373	2,978
	Nutrien Ltd.	46,679	2,520
	Waste Connections Inc.	21,458	2,095
[2]	Sun Life Financial Inc.	43,398	2,088
	Magna International Inc.	24,626	2,074
	Alimentation Couche-Tard Inc. Class B	64,668	1,944
	National Bank of Canada	26,679	1,680
	Franco-Nevada Corp.	15,590	1,669
*	CGI Inc.	20,605	1,538
	Thomson Reuters Corp.	16,268	1,415
	Restaurant Brands International Inc. (XTSE)	23,105	1,386
	Wheaton Precious Metals Corp.	37,623	1,346
	Fortis Inc.	34,832	1,341
	Intact Financial Corp.	11,510	1,286
		Shares	Market Value• ($000)
	Rogers Communications Inc. Class B	27,828	1,205
	Open Text Corp.	26,910	1,199
	Agnico Eagle Mines Ltd.	20,278	1,132
	First Quantum Minerals Ltd.	51,916	1,119
	Dollarama Inc.	26,628	1,013
	Algonquin Power & Utilities Corp.	59,413	920
	Lundin Mining Corp.	75,608	866
	Shaw Communications Inc. Class B	46,435	808
[3]	Hydro One Ltd.	37,545	797
	BCE Inc.	18,557	794
	Canadian Apartment Properties REIT	19,674	789
	Toromont Industries Ltd.	10,829	789
	CCL Industries Inc. Class B	14,759	777
*	Bausch Health Cos. Inc.	24,332	766
	Loblaw Cos. Ltd.	15,558	750
	Kirkland Lake Gold Ltd.	22,206	726
	RioCan REIT	48,040	716
	CAE Inc.	25,461	674
	Kinross Gold Corp.	108,335	673
	Finning International Inc.	25,602	668
	Saputo Inc.	23,014	648
	George Weston Ltd.	8,462	621
	Gildan Activewear Inc.	20,361	619
	Ritchie Bros Auctioneers Inc.	10,960	598
*	Shopify Inc. Class A (XTSE)	462	592
	Granite REIT	10,068	577
	Metro Inc. Class A	12,396	515
*	BlackBerry Ltd.	49,908	505
	Empire Co. Ltd. Class A	18,064	502
	Emera Inc.	12,028	474
	CI Financial Corp.	31,873	446
	H&R REIT	40,037	432
	TELUS Corp.	20,493	411
*	First Majestic Silver Corp.	22,734	410
	Atco Ltd.	13,814	403
	Canadian Utilities Ltd. Class A	16,970	402
	Choice Properties REIT	39,567	395
	B2Gold Corp.	88,270	384
	Great-West Lifeco Inc.	14,809	379
*	Canada Goose Holdings Inc.	8,259	370
	Yamana Gold Inc.	89,934	358
*	Lightspeed POS Inc.	5,158	353
*	Kinaxis Inc.	2,506	339
	iA Financial Corp. Inc.	6,510	334

9

ESG International Stock ETF
		Shares	Market Value• ($000)
	BRP Inc.	4,606	333
	FirstService Corp.	2,129	323
	Chartwell Retirement Residences	37,185	320
*	SSR Mining Inc.	21,960	312
	West Fraser Timber Co. Ltd.	4,548	311
	TMX Group Ltd.	3,096	296
	Northland Power Inc.	8,318	276
	Alamos Gold Inc. Class A	38,864	275
	Element Fleet Management Corp.	27,769	272
	Endeavour Mining Corp.	14,112	272
*	Descartes Systems Group Inc.	4,294	251
*	Air Canada	12,218	241
	AltaGas Ltd.	15,541	236
*	Novagold Resources Inc.	27,226	228
	Cascades Inc.	16,342	216
*	Ivanhoe Mines Ltd. Class A	32,802	202
	Colliers International Group Inc.	1,939	201
	GFL Environmental Inc.	6,321	196
	Quebecor Inc. Class B	7,347	190
	Boyd Group Services Inc.	1,024	169
	Canadian Western Bank	5,733	151
*	IAMGOLD Corp.	49,684	147
	Methanex Corp.	3,790	146
	Brookfield Infrastructure Corp. Class A	2,087	139
	First Capital REIT	11,038	135
	Centerra Gold Inc.	13,695	133
	Linamar Corp.	2,326	130
*	Eldorado Gold Corp.	12,156	127
	Primo Water Corp.	8,302	119
	Boralex Inc. Class A	3,323	116
	Capital Power Corp.	4,259	115
	NFI Group Inc.	4,937	114
	Innergex Renewable Energy Inc.	5,823	110
*	Pretium Resources Inc.	10,652	104
	SmartCentres REIT	4,581	95
	Hudbay Minerals Inc.	12,934	93
	IGM Financial Inc.	3,371	92
	Osisko Gold Royalties Ltd.	9,083	91
*	Bombardier Inc. Class B	197,380	87
*	Home Capital Group Inc. Class B	3,295	81
*	Equinox Gold Corp.	9,507	79
	Premium Brands Holdings Corp. Class A	959	78
	Stella-Jones Inc.	2,122	77
		Shares	Market Value• ($000)
	Sagen MI Canada Inc.	2,225	76
	Artis REIT	7,929	70
	Maple Leaf Foods Inc.	3,285	68
	Boardwalk REIT	2,372	68
*	OceanaGold Corp.	44,042	64
	ECN Capital Corp.	9,977	63
	Laurentian Bank of Canada	2,237	61
*	Torex Gold Resources Inc.	4,656	56
	Cominar REIT	7,440	52
*	Canfor Corp.	2,478	51
	Dream Office REIT	3,179	50
	Transcontinental Inc. Class A	2,624	45
	Mullen Group Ltd.	5,514	43
*	Celestica Inc.	4,318	36
	Winpak Ltd.	1,013	32
	Martinrea International Inc.	2,613	31
	Cogeco Communications Inc.	300	27
	Restaurant Brands International Inc. (XNYS)	322	19
	First National Financial Corp.	384	13
			113,276
Chile (0.2%)
	Banco de Chile	3,341,833	366
	Enel Americas SA	2,069,127	315
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	4,959	266
	Banco Santander Chile	4,523,958	258
	Empresas CMPC SA	80,911	236
	Falabella SA	56,426	233
	Sociedad Quimica y Minera de Chile SA ADR	3,919	210
	Cencosud SA	87,936	172
	Banco de Credito e Inversiones SA	3,734	162
	Enel Chile SA	1,759,607	130
	Colbun SA	607,544	113
	CAP SA	6,501	92
	Empresa Nacional de Telecomunicaciones SA	13,152	89
*	Cia Sud Americana de Vapores SA	1,811,992	86
	Parque Arauco SA	46,911	86
	Cencosud Shopping SA	34,260	68
	Besalco SA	84,046	54
	Engie Energia Chile SA	44,404	53
*	Latam Airlines Group SA	26,085	49

10

ESG International Stock ETF
		Shares	Market Value• ($000)
	Itau CorpBanca Chile SA	13,509,484	47
	Salfacorp SA	60,776	45
	SMU SA	300,135	44
	SONDA SA	64,427	41
	Aguas Andinas SA Class A	138,009	40
	Plaza SA	20,224	37
*	Forus SA	18,698	36
	Ripley Corp. SA	107,037	34
	Inversiones Aguas Metropolitanas SA	43,062	33
	Inversiones La Construccion SA	4,372	31
	Embotelladora Andina SA Preference Shares Class B	8,340	23
			3,449
China (12.6%)
	Tencent Holdings Ltd.	458,300	39,871
*	Alibaba Group Holding Ltd. ADR	140,395	33,380
*	Meituan Class B	287,100	12,895
*	JD.com Inc. ADR	69,201	6,496
*	Baidu Inc. ADR	22,340	6,332
	Ping An Insurance Group Co. of China Ltd. Class H	492,000	6,088
	China Construction Bank Corp. Class H	7,264,000	5,831
	Industrial & Commercial Bank of China Ltd. Class H	6,186,000	4,047
*	NIO Inc. ADR	88,146	4,035
*	Pinduoduo Inc. ADR	23,083	3,951
*,3	Xiaomi Corp. Class B	973,308	3,236
*,3	Wuxi Biologics Cayman Inc.	247,737	3,069
	China Merchants Bank Co. Ltd. Class H	363,000	2,784
*	TAL Education Group ADR	31,009	2,404
*	New Oriental Education & Technology Group Inc. ADR	11,926	2,118
	Bank of China Ltd. Class H	5,972,000	2,094
	BYD Co. Ltd. Class H	66,000	1,692
	Sunny Optical Technology Group Co. Ltd.	63,200	1,575
	Shenzhou International Group Holdings Ltd.	72,984	1,513
	Geely Automobile Holdings Ltd.	462,900	1,497
*	Bilibili Inc. ADR	11,775	1,483
	China Resources Land Ltd.	298,000	1,416
		Shares	Market Value• ($000)
*	China Mengniu Dairy Co. Ltd.	259,000	1,415
*	Vipshop Holdings Ltd. ADR	36,876	1,376
*	Alibaba Health Information Technology Ltd.	406,000	1,360
	China Life Insurance Co. Ltd. Class H	605,000	1,278
	ANTA Sports Products Ltd.	82,000	1,256
	ENN Energy Holdings Ltd.	79,600	1,217
	Longfor Group Holdings Ltd.	193,800	1,149
*,3	Innovent Biologics Inc.	109,500	1,127
	Li Ning Co. Ltd.	193,500	1,086
	China Overseas Land & Investment Ltd.	427,500	1,083
	Sunac China Holdings Ltd.	246,300	1,055
	Sino Biopharmaceutical Ltd.	941,000	1,047
	ZTO Express Cayman Inc. ADR	30,790	1,039
	Country Garden Services Holdings Co. Ltd.	119,000	979
	China Conch Venture Holdings Ltd.	209,500	931
	Country Garden Holdings Co. Ltd.	726,000	904
	CSPC Pharmaceutical Group Ltd.	811,280	848
	China Gas Holdings Ltd.	205,600	829
*	Kingdee International Software Group Co. Ltd.	230,000	823
*	GDS Holdings Ltd. ADR	8,060	823
*	Zai Lab Ltd. ADR	5,334	787
	Xinyi Solar Holdings Ltd.	344,000	723
	Autohome Inc. ADR	5,869	669
	China Pacific Insurance Group Co. Ltd. Class H	143,000	657
	Agricultural Bank of China Ltd. Class H	1,802,000	655
	Hengan International Group Co. Ltd.	94,000	650
	China National Building Material Co. Ltd. Class H	422,000	638
	JOYY Inc. ADR	5,400	637
	Anhui Conch Cement Co. Ltd. Class H	97,000	623
	PICC Property & Casualty Co. Ltd. Class H	820,000	620

11

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Pacific Insurance Group Co. Ltd. Class A	84,500	578
	Shimao Group Holdings Ltd.	168,500	555
[3]	China Feihe Ltd.	185,000	506
	Agricultural Bank of China Ltd. Class A	996,700	503
*	iQIYI Inc. ADR	19,604	497
*	Yihai International Holding Ltd.	36,000	493
*	GCL-Poly Energy Holdings Ltd.	1,333,594	489
[3]	China Tower Corp. Ltd. Class H	3,194,000	477
	Far East Horizon Ltd.	434,000	467
	China Cinda Asset Management Co. Ltd. Class H	2,328,000	462
*,3	Ping An Healthcare & Technology Co. Ltd.	31,730	458
*	Haier Smart Home Co. Ltd. Class H	120,000	456
	BYD Electronic International Co. Ltd.	81,500	453
	Kingsoft Corp. Ltd.	64,000	448
	Ping An Insurance Group Co. of China Ltd. Class A	33,600	443
	China Taiping Insurance Holdings Co. Ltd.	205,400	442
	China Evergrande Group	216,000	442
	China Longyuan Power Group Corp. Ltd. Class H	295,000	439
	Great Wall Motor Co. Ltd. Class A	89,300	434
	China Vanke Co. Ltd. Class A	81,100	416
	China Merchants Bank Co. Ltd. Class A	52,300	413
*	Daqo New Energy Corp. ADR	3,851	401
	China Vanke Co. Ltd. Class H	93,600	397
	Sinopharm Group Co. Ltd. Class H	168,500	395
	Industrial Bank Co. Ltd. Class A	101,000	386
*,2	GSX Techedu Inc. ADR	3,743	385
	Weichai Power Co. Ltd. Class A	111,900	382
	Guangdong Investment Ltd.	202,000	361
	Great Wall Motor Co. Ltd. Class H	120,500	349
	Industrial & Commercial Bank of China Ltd. Class A	416,000	346
		Shares	Market Value• ($000)
	LONGi Green Energy Technology Co. Ltd. Class A	20,200	326
	Muyuan Foods Co. Ltd. Class A	17,780	314
	Ping An Bank Co. Ltd. Class A	94,500	313
	Fuyao Glass Industry Group Co. Ltd. Class A	41,600	305
	CITIC Securities Co. Ltd. Class H	138,000	297
	People's Insurance Co. Group of China Ltd. Class H	941,000	292
	Wanhua Chemical Group Co. Ltd. Class A	13,900	282
	China Resources Gas Group Ltd.	56,000	280
[3]	WuXi AppTec Co. Ltd. Class H	13,280	277
	China Minsheng Banking Corp. Ltd. Class A	336,300	270
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	156,000	268
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	60,400	262
	Zhongsheng Group Holdings Ltd.	42,000	260
*	21Vianet Group Inc. ADR	7,092	258
*	Canadian Solar Inc.	5,470	257
*,3	CanSino Biologics Inc. Class H	5,200	248
	Bank of Communications Co. Ltd. Class A	349,500	247
	Hangzhou Tigermed Consulting Co. Ltd. Class A	11,200	245
*,3	Hua Hong Semiconductor Ltd.	38,757	236
	Momo Inc. ADR	14,718	233
*	Baozun Inc. ADR	5,072	233
	China CITIC Bank Corp. Ltd. Class A	282,700	229
	CITIC Securities Co. Ltd. Class A	53,900	228
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	31,900	227
	Luxshare Precision Industry Co. Ltd. Class A	31,399	226
	Haitong Securities Co. Ltd. Class A	119,200	223

12

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	3SBio Inc.	224,000	223
	China Hongqiao Group Ltd.	178,500	221
*	GOME Retail Holdings Ltd.	748,000	219
	WuXi AppTec Co. Ltd. Class A	9,720	216
*,3	Akeso Inc.	33,000	216
	Huangshan Tourism Development Co. Ltd. Class B	282,350	210
	Contemporary Amperex Technology Co. Ltd. Class A	4,000	199
	Kingboard Holdings Ltd.	43,000	198
[3]	China Resources Pharmaceutical Group Ltd.	305,000	194
*	Weibo Corp. ADR	3,450	190
	Dongfeng Motor Group Co. Ltd. Class H	206,000	189
*	360 DigiTech Inc. ADR	8,026	188
*	COSCO SHIPPING Holdings Co. Ltd. Class H	164,500	183
	BYD Co. Ltd. Class A	6,000	183
	Shanghai Pudong Development Bank Co. Ltd. Class A	107,300	175
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	25,900	174
	China Yangtze Power Co. Ltd. Class A	56,000	171
*	China Biologic Products Holdings Inc.	1,431	171
	China Jinmao Holdings Group Ltd.	408,000	170
	Huatai Securities Co. Ltd. Class A	63,800	170
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	25,000	168
	China Life Insurance Co. Ltd. Class A	32,200	165
	Nine Dragons Paper Holdings Ltd.	101,000	163
	Brilliance China Automotive Holdings Ltd.	180,000	161
	Bank of China Ltd. Class A	318,600	160
	Tongwei Co. Ltd. Class A	21,900	159
	China Construction Bank Corp. Class A	139,600	157
	Weichai Power Co. Ltd. Class H	53,000	156
		Shares	Market Value• ($000)
	GF Securities Co. Ltd. Class A	63,000	156
	Bank of Communications Co. Ltd. Class H	272,000	154
*	JinkoSolar Holding Co. Ltd. ADR	2,980	153
*	Chinasoft International Ltd.	144,000	152
[3]	Yadea Group Holdings Ltd.	70,000	152
*	COSCO SHIPPING Holdings Co. Ltd. Class A	76,900	151
	China Molybdenum Co. Ltd. Class A	145,300	151
	ZTE Corp. Class H	58,600	149
	Jiangxi Copper Co. Ltd. Class A	34,600	149
	Anhui Conch Cement Co. Ltd. Class A	17,700	146
	China Resources Cement Holdings Ltd.	122,000	145
	China Everbright Bank Co. Ltd. Class A	228,900	145
	Hopson Development Holdings Ltd.	44,000	144
	TravelSky Technology Ltd. Class H	57,000	144
	Pharmaron Beijing Co. Ltd. Class A	7,287	144
	SAIC Motor Corp. Ltd. Class A	43,000	141
	BOE Technology Group Co. Ltd. Class A	148,200	140
	China Molybdenum Co. Ltd. Class H	180,000	139
*,3	China Literature Ltd.	14,800	138
	Will Semiconductor Co. Ltd. Shanghai Class A	3,100	136
	Sungrow Power Supply Co. Ltd. Class A	9,900	133
	Ganfeng Lithium Co. Ltd. Class A	8,600	132
*	Seazen Group Ltd.	109,360	132
	Jiangxi Copper Co. Ltd. Class H	54,000	131
*	Tongcheng-Elong Holdings Ltd.	54,000	127
*,2	HUYA Inc. ADR	4,826	127
*	JD.com Inc. Class A	2,686	126
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	56,300	125
*	Tianli Education International Holdings Ltd.	109,000	124

13

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Beijing Enterprises Water Group Ltd.	310,000	123
	China Medical System Holdings Ltd.	79,000	123
*	Alibaba Pictures Group Ltd.	880,000	122
	Guangzhou Automobile Group Co. Ltd. Class A	74,500	122
[3]	Topsports International Holdings Ltd.	83,000	122
	China Minsheng Banking Corp. Ltd. Class H	202,000	121
	Sinotruk Hong Kong Ltd.	37,500	120
	China Merchants Securities Co. Ltd. Class A	35,620	120
	Guangzhou Automobile Group Co. Ltd. Class H	128,000	119
	Hangzhou Steam Turbine Co. Ltd. Class B	80,600	119
	Haitian International Holdings Ltd.	34,000	117
	China Meidong Auto Holdings Ltd.	30,000	114
	Citic Pacific Special Steel Group Co. Ltd. Class A	26,100	114
	Kingboard Laminates Holdings Ltd.	66,500	113
*	LexinFintech Holdings Ltd. ADR	9,950	113
*	Noah Holdings Ltd. ADR	2,476	111
	Yunnan Baiyao Group Co. Ltd. Class A	5,500	111
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	10,600	109
[3]	China Merchants Securities Co. Ltd. Class H	75,660	106
	KWG Group Holdings Ltd.	69,000	105
	China Railway Tielong Container Logistics Co. Ltd. Class A	131,600	105
	Huaneng Power International Inc. Class A	166,500	104
	Ever Sunshine Lifestyle Services Group Ltd.	42,000	104
	COSCO SHIPPING Ports Ltd.	142,000	103
*	Genscript Biotech Corp.	60,000	103
*	Lifetech Scientific Corp.	204,000	103
	China Merchants Port Holdings Co. Ltd.	70,000	102
		Shares	Market Value• ($000)
	China Everbright Environment Group Ltd.	178,000	102
[3]	Ganfeng Lithium Co. Ltd. Class H	8,000	102
	China Yongda Automobiles Services Holdings Ltd.	67,500	98
	COFCO Joycome Foods Ltd.	145,000	97
	China Lesso Group Holdings Ltd.	52,000	96
	Henan Shuanghui Investment & Development Co. Ltd. Class A	13,400	96
*	China Southern Airlines Co. Ltd. Class A	101,900	96
	Sihuan Pharmaceutical Holdings Group Ltd.	304,000	94
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	61,400	94
	Agile Group Holdings Ltd.	66,000	93
*,3	Venus MedTech Hangzhou Inc. Class H	10,500	93
	ZTE Corp. Class A	18,700	92
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	38,300	90
[3]	A-Living Smart City Services Co. Ltd.	21,500	90
	Tianneng Power International Ltd.	46,000	89
	Baoshan Iron & Steel Co. Ltd. Class A	75,800	88
	China CITIC Bank Corp. Ltd. Class H	183,000	86
	Shandong Chenming Paper Holdings Ltd. Class B	112,800	85
	China Education Group Holdings Ltd.	45,000	84
	Air China Ltd. Class A	66,700	84
	Wingtech Technology Co. Ltd. Class A	5,300	83
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	57,700	82
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	82
	Guangdong Haid Group Co. Ltd. Class A	6,500	80
	China Traditional Chinese Medicine Holdings Co. Ltd.	132,000	79

14

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guotai Junan Securities Co. Ltd. Class A	30,100	78
	China Galaxy Securities Co. Ltd. Class H	124,000	77
	Greentown China Holdings Ltd.	51,500	77
	Shanghai International Airport Co. Ltd. Class A	7,977	76
	Rongan Property Co. Ltd. Class A	155,400	76
[3]	Hope Education Group Co. Ltd.	222,000	76
	Yangzijiang Shipbuilding Holdings Ltd.	92,600	74
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	92,000	74
	Bosideng International Holdings Ltd.	174,000	73
	Hengli Petrochemical Co. Ltd. Class A	13,000	73
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	5,200	72
[3]	Luye Pharma Group Ltd.	107,000	72
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	22,600	72
*	Chongqing Changan Automobile Co. Ltd. Class A	25,800	72
	Powerlong Real Estate Holdings Ltd.	94,000	71
	Sinotrans Ltd. Class A	102,000	71
	Jiangsu Expressway Co. Ltd. Class A	49,300	71
	China State Construction International Holdings Ltd.	102,000	70
[3]	China Huarong Asset Management Co. Ltd. Class H	588,000	70
	New Hope Liuhe Co. Ltd. Class A	18,800	70
	Bank of Shanghai Co. Ltd. Class A	53,800	70
[3]	Dali Foods Group Co. Ltd.	114,000	69
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,900	69
	Shenzhen International Holdings Ltd.	41,000	68
*,3	Zhou Hei Ya International Holdings Co. Ltd.	59,000	68
		Shares	Market Value• ($000)
	Logan Group Co. Ltd.	43,000	67
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	9,150	67
	Shenwan Hongyuan Group Co. Ltd. Class A	90,200	67
	Sinoma International Engineering Co. Class A	46,000	67
*	Shandong Airlines Co. Ltd. Class B	85,110	66
	GoerTek Inc. Class A	13,400	66
	Qinhuangdao Port Co. Ltd. Class A	162,100	66
	Zhaojin Mining Industry Co. Ltd. Class H	65,000	65
	Beijing Capital International Airport Co. Ltd. Class H	82,000	64
*	Ausnutria Dairy Corp. Ltd.	42,000	64
	Sany Heavy Equipment International Holdings Co. Ltd.	57,000	64
	NAURA Technology Group Co. Ltd. Class A	2,304	64
	Shaanxi International Trust Co. Ltd. Class A	118,700	62
	Bank of Chongqing Co. Ltd. Class H	95,000	62
	Digital China Holdings Ltd.	83,000	61
[3]	Shandong Gold Mining Co. Ltd. Class H	30,600	61
	China Eastern Airlines Corp. Ltd. Class A	82,000	60
	Xinyi Energy Holdings Ltd.	104,000	60
	Tiangong International Co. Ltd.	106,000	59
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	27,200	58
	China Everbright Ltd.	44,000	57
	Haitong Securities Co. Ltd. Class H	62,800	57
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	216,900	57
	Shenzhen Investment Ltd.	158,000	57
	Huaxia Bank Co. Ltd. Class A	58,800	57
	China Oriental Group Co. Ltd.	180,000	56
	China Communications Services Corp. Ltd. Class H	118,000	56

15

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Kaisa Group Holdings Ltd.	108,000	56
	Times China Holdings Ltd.	37,000	56
	China Galaxy Securities Co. Ltd. Class A	33,800	56
	Chongqing Rural Commercial Bank Co. Ltd. Class H	125,000	55
	China Aoyuan Group Ltd.	58,000	55
	Jinduicheng Molybdenum Co. Ltd. Class A	57,200	55
	Dashang Co. Ltd. Class A	18,500	55
	Everbright Securities Co. Ltd. Class A	23,000	55
[3]	Pharmaron Beijing Co. Ltd. Class H	3,200	55
	CSC Financial Co. Ltd. Class A	9,800	54
	TCL Technology Group Corp. Class A	41,200	53
	Fu Shou Yuan International Group Ltd.	53,000	53
*	ZTO Express Cayman Inc.	1,572	53
	Zhejiang Expressway Co. Ltd. Class H	60,000	52
*	Zhuguang Holdings Group Co. Ltd.	234,000	52
	Yuexiu REIT	103,000	52
	Dongyue Group Ltd.	66,000	52
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	11,000	52
	Angang Steel Co. Ltd. Class A	103,700	52
	Beijing North Star Co. Ltd. Class A	148,800	52
	Yuexiu Property Co. Ltd.	228,000	51
*	Sohu.com Ltd. ADR	2,768	51
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,800	51
	Shenzhen Airport Co. Ltd. Class A	39,900	50
	Zhejiang Hailiang Co. Ltd. Class A	35,700	50
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	30,200	50
*	China Modern Dairy Holdings Ltd.	141,000	49
	Shanxi Securities Co. Ltd. Class A	43,300	49
		Shares	Market Value• ($000)
	Concord New Energy Group Ltd.	680,000	49
	Southwest Securities Co. Ltd. Class A	65,200	49
	China Power International Development Ltd.	225,000	48
	SSY Group Ltd.	90,000	48
	Anhui Expressway Co. Ltd. Class H	74,000	48
	Shanghai Jin Jiang Capital Co. Ltd. Class H	238,000	48
*,3	China Logistics Property Holdings Co. Ltd.	83,000	48
[3]	China Yuhua Education Corp. Ltd.	58,000	48
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	16,700	47
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	46
	Bank of Zhengzhou Co. Ltd. Class A	78,210	46
	China Overseas Property Holdings Ltd.	70,000	46
*,3	Koolearn Technology Holding Ltd.	16,500	46
[3]	BAIC Motor Corp. Ltd. Class H	124,500	45
	Sichuan Expressway Co. Ltd. Class H	184,000	45
	Lonking Holdings Ltd.	121,000	45
	Greentown Service Group Co. Ltd.	44,000	45
	Iflytek Co. Ltd. Class A	6,000	45
	Lomon Billions Group Co. Ltd. Class A	7,200	45
	Huayu Automotive Systems Co. Ltd. Class A	11,200	45
	Q Technology Group Co. Ltd.	24,000	45
	Shanghai AJ Group Co. Ltd. Class A	41,100	45
	Yuzhou Group Holdings Co. Ltd.	113,000	44
	China South Publishing & Media Group Co. Ltd. Class A	28,800	44
*	New Oriental Education & Technology Group Inc.	245	44
[3]	CSC Financial Co. Ltd. Class H	33,000	43
*	Beijing Enterprises Clean Energy Group Ltd.	3,160,000	43

16

ESG International Stock ETF
		Shares	Market Value• ($000)
	China International Marine Containers Group Co. Ltd. Class A	19,300	43
	PAX Global Technology Ltd.	46,000	42
	Air China Ltd. Class H	50,000	41
	Xingda International Holdings Ltd.	149,000	41
	NetDragon Websoft Holdings Ltd.	17,000	41
	China Tian Lun Gas Holdings Ltd.	44,000	41
	Western Securities Co. Ltd. Class A	27,900	41
*	Ecovacs Robotics Co. Ltd. Class A	2,500	41
	Skyfame Realty Holdings Ltd.	328,000	41
	Anhui Expressway Co. Ltd. Class A	43,500	41
	Orient Securities Co. Ltd. Class A	27,500	41
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	40
	Liaoning Port Co. Ltd. Class A	149,600	40
	China Everbright Bank Co. Ltd. Class H	91,000	39
*	Alibaba Group Holding Ltd.	1,300	39
*	Hi Sun Technology China Ltd.	183,000	38
	China Suntien Green Energy Corp. Ltd. Class H	122,000	38
[3]	Huatai Securities Co. Ltd. Class H	25,200	37
*	Shang Gong Group Co. Ltd. Class B	108,322	37
[3]	Genertec Universal Medical Group Co. Ltd.	43,500	37
	Guangxi Liugong Machinery Co. Ltd. Class A	25,800	37
	Shenzhen Expressway Co. Ltd. Class A	27,700	37
[3]	China New Higher Education Group Ltd.	62,000	37
	China Water Affairs Group Ltd.	46,000	36
	Zhejiang NHU Co. Ltd. Class A	5,400	36
	Changjiang Securities Co. Ltd. Class A	31,900	36
	Health & Happiness H&H International Holdings Ltd.	9,000	36
		Shares	Market Value• ($000)
	Ovctek China Inc. Class A	2,500	36
	Zhejiang Dingli Machinery Co. Ltd. Class A	2,000	36
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	14,500	36
*	Skyworth Group Ltd.	111,111	35
	China Dongxiang Group Co. Ltd.	308,000	35
	Greatview Aseptic Packaging Co. Ltd.	69,000	35
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	28,200	35
	Livzon Pharmaceutical Group Inc. Class A	6,100	35
	Shandong Gold Mining Co. Ltd. Class A	10,360	35
*	Central China Securities Co. Ltd. Class A	48,600	35
	China Reinsurance Group Corp. Class H	315,000	35
	CNHTC Jinan Truck Co. Ltd. Class A	5,800	35
*	Chongqing Changan Automobile Co. Ltd. Class B	44,400	34
	Yuexiu Transport Infrastructure Ltd.	48,000	34
	Chaozhou Three-Circle Group Co. Ltd. Class A	5,800	34
	China Machinery Engineering Corp. Class H	73,000	33
	China Jushi Co. Ltd. Class A	9,400	33
	China Resources Medical Holdings Co. Ltd.	38,500	33
	GF Securities Co. Ltd. Class H	22,600	32
	Xtep International Holdings Ltd.	67,500	32
	Sealand Securities Co. Ltd. Class A	44,000	32
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	13,100	32
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	5,200	32
*	So-Young International Inc. ADR	2,153	32
[3]	AK Medical Holdings Ltd.	22,000	32
	Qingling Motors Co. Ltd. Class H	144,000	31
*	Qudian Inc. ADR	14,554	31

17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Beijing Jingneng Clean Energy Co. Ltd. Class H	112,000	31
*	China Maple Leaf Educational Systems Ltd.	112,000	31
	Shenzhen Gas Corp. Ltd. Class A	30,200	31
	JNBY Design Ltd.	20,500	31
	Sailun Group Co. Ltd. Class A	21,800	31
	Shoucheng Holdings Ltd.	123,600	31
	Sinopec Engineering Group Co. Ltd. Class H	55,500	30
	Industrial Securities Co. Ltd. Class A	21,600	30
	Sichuan Expressway Co. Ltd. Class A	62,500	30
	Zhejiang Dahua Technology Co. Ltd. Class A	8,900	29
	Xiamen Tungsten Co. Ltd. Class A	9,600	29
	Xiamen International Airport Co. Ltd. Class A	10,900	29
*	CGN New Energy Holdings Co. Ltd.	102,000	29
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	31,700	29
	Cinda Real Estate Co. Ltd. Class A	47,600	29
*	SOHO China Ltd.	86,500	28
*	TCL Electronics Holdings Ltd.	35,000	28
	China Overseas Grand Oceans Group Ltd.	51,000	28
	China Fangda Group Co. Ltd. Class B	71,800	28
	China BlueChemical Ltd. Class H	116,000	28
	China Lilang Ltd.	39,000	28
[1]	Suning.com Co. Ltd. Class A	25,800	28
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,300	28
	Guangshen Railway Co. Ltd. Class A	83,800	28
	SooChow Securities Co. Ltd. Class A	20,800	28
	Grandjoy Holdings Group Co. Ltd. Class A	42,900	28
*,3	CStone Pharmaceuticals	21,500	28
	SG Micro Corp. Class A	700	28
	Fanhua Inc. ADR	2,063	27
		Shares	Market Value• ($000)
	Tongda Group Holdings Ltd.	360,000	27
	Tianjin Port Development Holdings Ltd.	316,000	27
*	China Zhongwang Holdings Ltd.	92,000	27
*	Inspur International Ltd.	70,000	27
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	3,900	27
	Yonghui Superstores Co. Ltd. Class A	24,400	27
	Shengyi Technology Co. Ltd. Class A	7,200	27
	China Harmony Auto Holding Ltd.	64,000	27
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	12,900	27
	Shenzhen SC New Energy Technology Corp. Class A	1,600	27
	263 Network Communications Co. Ltd. Class A	30,500	27
	COFCO Capital Holdings Co. Ltd. Class A	20,400	27
	China Eastern Airlines Corp. Ltd. Class H	56,000	26
	Comba Telecom Systems Holdings Ltd.	84,000	26
*	Fantasia Holdings Group Co. Ltd.	163,500	26
	Huafon Chemical Co. Ltd. Class A	12,100	26
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	3,700	26
*,2	Qutoutiao Inc. ADR	7,413	26
	Shenzhen Expressway Co. Ltd. Class H	26,000	25
	CPMC Holdings Ltd.	49,000	25
*	Yunnan Tin Co. Ltd. Class A	10,200	25
	Zhongyu Gas Holdings Ltd.	28,000	25
	Beijing Tiantan Biological Products Corp. Ltd. Class A	4,580	25
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	75,200	25
*	Tongdao Liepin Group	10,200	25
*	First Tractor Co. Ltd. Class H	48,000	24

18

ESG International Stock ETF
		Shares	Market Value• ($000)
	Beijing Shiji Information Technology Co. Ltd. Class A	4,500	24
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,200	24
[3]	Qingdao Port International Co. Ltd. Class H	43,000	24
	Yantai Eddie Precision Machinery Co. Ltd. Class A	2,100	24
	C&D International Investment Group Ltd.	14,000	24
	Huaneng Power International Inc. Class H	68,000	23
*	China Southern Airlines Co. Ltd. Class H	34,000	23
	Tong Ren Tang Technologies Co. Ltd. Class H	34,000	23
	INESA Intelligent Tech Inc. Class B	50,600	23
	Hainan Strait Shipping Co. Ltd. Class A	18,500	23
	Hunan Valin Steel Co. Ltd. Class A	25,300	23
	Wisdom Education International Holdings Co. Ltd.	48,000	23
	Consun Pharmaceutical Group Ltd.	54,000	23
	Nanjing Iron & Steel Co. Ltd. Class A	44,500	23
[3]	China Railway Signal & Communication Corp. Ltd. Class H	55,000	23
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	16,000	23
	Chacha Food Co. Ltd. Class A	2,600	23
	Shanghai Environment Group Co. Ltd. Class A	12,500	23
	Red Star Macalline Group Corp. Ltd. Class A	16,280	23
	China SCE Group Holdings Ltd.	56,000	23
*	Baozun Inc. Class A	1,493	23
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	43,500	22
	West China Cement Ltd.	132,000	22
	Chaowei Power Holdings Ltd.	51,000	22
		Shares	Market Value• ($000)
	Zhejiang Communications Technology Co. Ltd.	26,400	22
	Greenland Hong Kong Holdings Ltd.	70,000	22
	China National Medicines Corp. Ltd. Class A	3,700	22
	SDIC Capital Co. Ltd. Class A	11,700	22
	China Merchants Energy Shipping Co. Ltd. Class A	26,700	22
	Wasion Holdings Ltd.	64,000	21
	Anhui Xinhua Media Co. Ltd. Class A	28,500	21
	Zhuzhou Kibing Group Co. Ltd. Class A	9,400	21
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	700	21
*,3	Ascletis Pharma Inc.	53,000	21
	Beijing United Information Technology Co. Ltd.	1,000	21
*	BEST Inc. ADR	9,006	20
*	Sogou Inc. ADR	2,400	20
*	Fufeng Group Ltd.	46,000	20
	China International Marine Containers Group Co. Ltd. Class H	13,300	20
	Shandong Sinocera Functional Material Co. Ltd. Class A	2,800	20
*	Estun Automation Co. Ltd. Class A	4,300	20
	Bestsun Energy Co. Ltd. Class A	25,500	20
	BBMG Corp. Class A	45,100	20
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	20
*	Ingenic Semiconductor Co. Ltd. Class A	2,000	20
	Skshu Paint Co. Ltd. Class A	700	20
	Jiangsu Expressway Co. Ltd. Class H	16,000	19
[3]	Guotai Junan Securities Co. Ltd. Class H	13,800	19
	Huadong Medicine Co. Ltd. Class A	3,800	19
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,400	19
	Oceanwide Holdings Co. Ltd. Class A	40,600	19

19

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	China Everbright Greentech Ltd.	44,000	19
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	19
	China Merchants Land Ltd.	124,000	19
*	Colour Life Services Group Co. Ltd.	39,000	19
	Sinolink Securities Co. Ltd. Class A	9,500	19
	Shanghai Jahwa United Co. Ltd. Class A	2,700	19
[3]	Redco Properties Group Ltd.	52,000	19
*	Grand Baoxin Auto Group Ltd.	162,000	19
	Winning Health Technology Group Co. Ltd. Class A	7,150	19
	Chongqing Dima Industry Co. Ltd. Class A	47,200	19
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	1,200	19
	Jiayuan International Group Ltd.	46,000	18
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	9,000	18
	Shanghai International Port Group Co. Ltd. Class A	24,900	18
	China Aluminum International Engineering Corp. Ltd. Class A	33,900	18
	China Bester Group Telecom Co. Ltd. Class A	9,300	18
	LVGEM China Real Estate Investment Co. Ltd.	60,000	18
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	5,590	18
	Sanquan Food Co. Ltd. Class A	4,300	18
	Guangxi Wuzhou Communications Co. Ltd. Class A	34,300	18
	Sino-Ocean Group Holding Ltd.	78,000	17
	Guangdong Provincial Expressway Development Co. Ltd. Class B	29,900	17
		Shares	Market Value• ($000)
	China Shineway Pharmaceutical Group Ltd.	24,000	17
*	Sinofert Holdings Ltd.	114,000	17
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	17
	Zhenro Properties Group Ltd.	26,000	17
*	CAR Inc.	32,000	17
	YTO Express Group Co. Ltd. Class A	9,300	17
	Shandong New Beiyang Information Technology Co. Ltd. Class A	10,800	17
	Tibet Tianlu Co. Ltd. Class A	15,900	17
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	17
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	11,400	17
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	16,700	16
	China South City Holdings Ltd.	134,000	16
	GEM Co. Ltd. Class A	13,300	16
	Guosen Securities Co. Ltd. Class A	8,300	16
	Apeloa Pharmaceutical Co. Ltd. Class A	4,000	16
	JSTI Group Class A	18,000	16
	Qingdao Port International Co. Ltd. Class A	15,500	16
	Gemdale Corp. Class A	8,100	16
	Chengtun Mining Group Co. Ltd. Class A	12,500	16
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	2,200	16
	Tianshui Huatian Technology Co. Ltd. Class A	8,000	16
	Shenzhen SDG Information Co. Ltd. Class A	13,600	16
	Beibuwan Port Co. Ltd. Class A	11,000	16
	YanTai Shuangta Food Co. Ltd. Class A	8,100	16
	Proya Cosmetics Co. Ltd. Class A	600	16

20

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	15
	Sinotrans Ltd. Class H	41,000	15
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,300	15
[3]	Orient Securities Co. Ltd. Class H	22,400	15
	Shenzhen Agricultural Products Group Co. Ltd. Class A	16,100	15
	IKD Co. Ltd. Class A	5,700	15
	Shanghai Weaver Network Co. Ltd. Class A	1,100	15
	Jiangsu Yangnong Chemical Co. Ltd. Class A	700	15
	Sinocare Inc. Class A	2,700	15
	B-Soft Co. Ltd. Class A	8,200	15
	Weihai Guangwei Composites Co. Ltd. Class A	1,300	15
	Shanghai RAAS Blood Products Co. Ltd. Class A	12,500	15
	Bethel Automotive Safety Systems Co. Ltd. Class A	2,800	15
*	Fullshare Holdings Ltd.	685,000	14
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	22,000	14
	Rongsheng Petro Chemical Co. Ltd. Class A	2,600	14
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	9,000	14
	DHC Software Co. Ltd. Class A	12,000	14
*	Siasun Robot & Automation Co. Ltd. Class A	7,600	14
	Rainbow Digital Commercial Co. Ltd. Class A	11,200	14
	Zheshang Securities Co. Ltd. Class A	7,400	14
	Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	14
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	14
		Shares	Market Value• ($000)
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	25,900	14
	Laobaixing Pharmacy Chain JSC Class A	1,260	14
	Xiamen Kingdomway Group Co. Class A	2,400	14
*	TongFu Microelectronics Co. Ltd. Class A	3,800	14
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	2,100	14
	Jiangsu Yoke Technology Co. Ltd. Class A	1,700	14
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,700	14
	Quectel Wireless Solutions Co. Ltd. Class A	368	14
	Gansu Shangfeng Cement Co. Ltd. Class A	4,100	14
	Eastern Communications Co. Ltd. Class B	24,000	13
	China High Speed Transmission Equipment Group Co. Ltd.	13,000	13
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	13
	Anhui Jinhe Industrial Co. Ltd. Class A	2,000	13
*	Beijing Easpring Material Technology Co. Ltd. Class A	1,800	13
*	Jointown Pharmaceutical Group Co. Ltd. Class A	5,000	13
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	5,700	13
	Yifan Pharmaceutical Co. Ltd. Class A	3,800	13
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	7,700	13
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,200	13
	Central China Real Estate Ltd.	29,000	13
	Chongqing Rural Commercial Bank Co. Ltd. Class A	20,400	13

21

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	11,100	13
	Sino Wealth Electronic Ltd. Class A	1,900	13
	Angang Steel Co. Ltd. Class H	26,000	12
	Guizhou Space Appliance Co. Ltd. Class A	1,400	12
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	12,400	12
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	2,700	12
	Heilongjiang Agriculture Co. Ltd. Class A	4,800	12
	Red Avenue New Materials Group Co. Ltd. Class A	2,100	12
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,800	12
	Ming Yang Smart Energy Group Ltd. Class A	3,800	12
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	3,800	12
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	12
	Beijing Tongtech Co. Ltd. Class A	1,700	12
	Hebei Construction Group Corp. Ltd. Class H	30,000	12
	Sieyuan Electric Co. Ltd. Class A	2,800	11
	Ningbo Huaxiang Electronic Co. Ltd. Class A	4,200	11
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,500	11
	Jiangling Motors Corp. Ltd. Class A	3,600	11
	C&S Paper Co. Ltd. Class A	3,200	11
	BGI Genomics Co. Ltd. Class A	500	11
	Hainan Poly Pharm Co. Ltd. Class A	1,600	11
	Chongqing Water Group Co. Ltd. Class A	14,300	11
		Shares	Market Value• ($000)
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	5,900	11
	Wuxi Taiji Industry Co. Ltd. Class A	7,600	11
	Shenzhen Kaifa Technology Co. Ltd. Class A	3,300	11
	Xinjiang Tianshan Cement Co. Ltd. Class A	4,500	11
	Titan Wind Energy Suzhou Co. Ltd. Class A	9,100	11
	MLS Co. Ltd. Class A	5,400	11
	Blue Sail Medical Co. Ltd. Class A	3,100	11
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	11
	Avary Holding Shenzhen Co. Ltd. Class A	1,700	11
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	5,500	11
	Huaibei Mining Holdings Co. Ltd. Class A	6,800	11
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	29,400	10
	Yango Group Co. Ltd. Class A	10,200	10
	Inspur Electronic Information Industry Co. Ltd. Class A	2,100	10
*	CITIC Guoan Information Industry Co. Ltd. Class A	28,700	10
	STO Express Co. Ltd. Class A	6,300	10
*	Chengzhi Co. Ltd. Class A	4,900	10
	Beijing Strong Biotechnologies Inc. Class A	2,900	10
*	GCL System Integration Technology Co. Ltd. Class A	17,900	10
*	Central China Securities Co. Ltd. Class H	48,000	10
	Oriental Pearl Group Co. Ltd. Class A	7,400	10
*	Chongqing Iron & Steel Co. Ltd. Class A	44,000	10
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	3,700	10
	Xiamen Faratronic Co. Ltd. Class A	700	10

22

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	8,800	10
*	Ronshine China Holdings Ltd.	14,000	10
	Accelink Technologies Co. Ltd. Class A	2,600	10
*	Yunnan Copper Co. Ltd. Class A	4,300	10
	Victory Giant Technology Huizhou Co. Ltd. Class A	2,800	10
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	7,700	10
	Sonoscape Medical Corp. Class A	2,700	10
	Tianfeng Securities Co. Ltd. Class A	12,400	10
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	21,800	10
	Gansu Qilianshan Cement Group Co. Ltd. Class A	4,300	10
	Xinhuanet Co. Ltd. Class A	3,600	10
	Sichuan Languang Development Co. Ltd. Class A	14,000	10
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	5,100	10
*	Innuovo Technology Co. Ltd. Class A	12,000	10
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	2,800	10
	Beijing Sinnet Technology Co. Ltd. Class A	3,400	10
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	5,400	10
	Anhui Genuine New Materials Co. Ltd. Class A	2,000	10
	Xiamen Xiangyu Co. Ltd. Class A	11,000	10
	Beijing North Star Co. Ltd. Class H	44,000	9
	WUS Printed Circuit Kunshan Co. Ltd. Class A	3,400	9
		Shares	Market Value• ($000)
	Guomai Technologies Inc. Class A	8,600	9
	Unisplendour Corp. Ltd. Class A	2,660	9
*	Hand Enterprise Solutions Co. Ltd. Class A	8,300	9
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	10,800	9
	Dongjiang Environmental Co. Ltd. Class A	6,900	9
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	2,900	9
*	Topsec Technologies Group Inc. Class A	2,900	9
*	Berry Genomics Co. Ltd. Class A	1,500	9
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	9
	Zhongjin Gold Corp. Ltd. Class A	6,300	9
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	3,100	9
	Hebei Chengde Lolo Co. Class A	9,400	9
*	Focused Photonics Hangzhou Inc. Class A	4,000	9
*	Suzhou Anjie Technology Co. Ltd. Class A	3,700	9
*	Goldenmax International Technology Ltd. Class A	7,000	9
	Maccura Biotechnology Co. Ltd. Class A	1,500	9
	Konfoong Materials International Co. Ltd. Class A	1,300	9
	Jiangxi Wannianqing Cement Co. Ltd. Class A	4,200	9
	Guangzhou Wondfo Biotech Co. Ltd. Class A	800	9
*	Northeast Pharmaceutical Group Co. Ltd. Class A	12,100	9
	Shenzhen Megmeet Electrical Co. Ltd. Class A	1,900	9

23

ESG International Stock ETF
		Shares	Market Value• ($000)
	Huabao Flavours & Fragrances Co. Ltd. Class A	1,200	9
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	9
	Sino-Platinum Metals Co. Ltd. Class A	2,700	9
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	2,700	9
	Everbright Jiabao Co. Ltd. Class A	18,400	9
	Grinm Advanced Materials Co. Ltd. Class A	4,600	9
	China Merchants Property Operation & Service Co. Ltd. Class A	3,000	9
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	1,400	9
	Shenzhen FRD Science & Technology Co. Ltd.	3,300	9
	Yusys Technologies Co. Ltd. Class A	1,800	9
	Zhongyuan Environment-Protection Co. Ltd. Class A	9,400	9
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	2,900	9
	Lianhe Chemical Technology Co. Ltd. Class A	2,200	9
	Haohua Chemical Science & Technology Co. Ltd. Class A	3,000	9
*	GDS Holdings Ltd. Class A	709	9
	Shanghai Industrial Urban Development Group Ltd.	80,000	8
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	14,000	8
	Beijing Capital Land Ltd. Class H	46,000	8
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	1,000	8
	Beijing Thunisoft Corp. Ltd. Class A	2,600	8
		Shares	Market Value• ($000)
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	8,800	8
	OFILM Group Co. Ltd. Class A	4,800	8
	Beijing Originwater Technology Co. Ltd. Class A	7,200	8
	Wuhu Token Science Co. Ltd. Class A	6,400	8
	Taiji Computer Corp. Ltd. Class A	2,400	8
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	3,800	8
	Misho Ecology & Landscape Co. Ltd. Class A	9,500	8
	Goldcard Smart Group Co. Ltd.	4,700	8
	Longshine Technology Group Co. Ltd. Class A	4,100	8
	Shinva Medical Instrument Co. Ltd. Class A	4,200	8
	Inspur Software Co. Ltd. Class A	3,900	8
*	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	8
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	3,300	8
	Risen Energy Co. Ltd. Class A	3,400	8
	Shanghai Industrial Development Co. Ltd. Class A	10,300	7
	Beijing VRV Software Corp. Ltd. Class A	10,400	7
*	Wuhan P&S Information Technology Co. Ltd. Class A	11,800	7
	Hengtong Optic-electric Co. Ltd. Class A	3,600	7
	Guangdong South New Media Co. Ltd. Class A	800	7
	Yunda Holding Co. Ltd. Class A	2,400	6
*	Myhome Real Estate Development Group Co. Ltd. Class A	19,100	5
	Beijing Watertek Information Technology Co. Ltd. Class A	9,800	5
*	C&D Property Management Group Ltd.	14,000	5

24

ESG International Stock ETF
		Shares	Market Value• ($000)
*	China ZhengTong Auto Services Holdings Ltd.	41,000	4
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	2,200	4
	Guorui Properties Ltd.	47,000	4
*,1	Legend Holdings Corp. Rights Exp. 06/30/2021	207	—
			224,212
Colombia (0.1%)
	Bancolombia SA Preference Shares	40,940	348
	Interconexion Electrica SA ESP	32,497	212
	Bancolombia SA	15,518	133
	Grupo Energia Bogota SA ESP	169,194	120
	Grupo Aval Acciones y Valores SA Preference Shares	361,564	118
	Banco Davivienda SA Preference Shares	11,322	98
	Grupo de Inversiones Suramericana SA	15,036	97
*	Corp. Financiera Colombiana SA	9,268	83
	Grupo de Inversiones Suramericana SA Preference Shares	7,835	43
			1,252
Czech Republic (0.0%)
*	Komercni banka A/S	16,084	502
*,3	Moneta Money Bank A/S	15,973	58
			560
Denmark (1.5%)
	Novo Nordisk A/S Class B	126,864	9,050
	Vestas Wind Systems A/S	17,426	3,268
	DSV PANALPINA A/S	16,829	3,078
*	Genmab A/S	5,317	1,783
	Coloplast A/S Class B	11,297	1,720
*	Novozymes A/S Class B	20,139	1,240
	GN Store Nord A/S	14,144	1,185
	Pandora A/S	8,796	854
*	Chr Hansen Holding A/S	9,271	795
	Ambu A/S Class B	16,432	757
*	ISS A/S	22,174	398
	Tryg A/S	10,240	322
*	Demant A/S	6,168	254
	SimCorp A/S	2,084	253
*,3	Netcompany Group A/S	1,891	170
*	ALK-Abello A/S Class B	333	140
		Shares	Market Value• ($000)
	Ringkjoebing Landbobank A/S	1,431	140
*	Bavarian Nordic A/S	3,315	118
*	Jyske Bank A/S (Registered)	2,593	112
	Topdanmark A/S	2,274	107
*	NKT A/S	2,460	96
	ROCKWOOL International A/S Class B	228	82
*	Zealand Pharma A/S	2,365	75
	H Lundbeck A/S	1,927	73
*	Sydbank A/S	3,162	72
*	Nilfisk Holding A/S	1,682	40
	Schouw & Co. A/S	372	38
*	Spar Nord Bank A/S	3,305	34
	Alm Brand A/S	2,398	27
	D/S Norden A/S	511	11
			26,292
Egypt (0.0%)
	Commercial International Bank Egypt SAE	104,506	411
	Six of October Development & Investment	72,335	73
*	Egyptian Financial Group-Hermes Holding Co.	49,292	49
	Medinet Nasr Housing	177,880	42
*	Palm Hills Developments SAE	300,010	32
*	Heliopolis Housing	77,079	27
	Oriental Weavers	46,027	21
*	Pioneers Holding for Financial Investments SAE	49,653	18
	Telecom Egypt Co.	14,362	11
			684
Finland (0.8%)
	Nordea Bank Abp	271,971	2,466
*	Kone OYJ Class B	30,771	2,456
*	Nokia OYJ	445,485	1,775
	Sampo OYJ Class A	39,211	1,745
	Stora Enso OYJ	58,058	1,144
	Elisa OYJ	17,003	1,017
	Kesko OYJ Class B	28,954	737
	Nokian Renkaat OYJ	16,086	569
	Wartsila OYJ Abp	48,957	562
	Orion OYJ Class B	6,579	270
	Valmet OYJ	7,367	248
	Kojamo OYJ	12,480	240
	Huhtamaki OYJ	5,233	235
	Cargotec OYJ Class B	3,317	175
	TietoEVRY OYJ	4,791	148
	Sanoma OYJ	3,043	50

25

ESG International Stock ETF
		Shares	Market Value• ($000)
	Uponor OYJ	2,337	49
	Metsa Board OYJ	3,789	42
	Kemira OYJ	2,307	37
*	F-Secure OYJ	6,729	30
	YIT OYJ	3,951	22
*	Finnair OYJ	21,569	19
	Raisio OYJ	4,240	19
	Ahlstrom-Munksjo OYJ	884	19
	Oriola OYJ Class B	4,424	11
			14,085
France (4.3%)
	Sanofi	84,907	7,792
*	BNP Paribas SA	84,195	5,005
	EssilorLuxottica SA	22,780	3,716
	AXA SA	145,343	3,655
	Kering SA	5,696	3,602
	Danone SA	46,321	3,150
*	L'Oreal SA (Registered)	8,400	3,066
	Hermes International	2,289	2,550
	Vivendi SE	68,155	2,359
	Cie Generale des Etablissements Michelin SCA	14,805	2,141
	STMicroelectronics NV	54,383	2,112
	Legrand SA	24,018	2,088
	L'Oreal SA	5,398	1,970
	Teleperformance	5,202	1,843
*,3	Worldline SA	19,198	1,712
*	L'Oreal SA (Registered) - French Loyalty Line	4,639	1,693
	Orange SA	145,956	1,682
*	Societe Generale SA	58,130	1,438
	Edenred	23,606	1,308
	Veolia Environnement SA	46,909	1,258
*	Credit Agricole SA	88,905	1,246
	Publicis Groupe SA	18,055	1,062
	Carrefour SA	56,200	981
*	Alstom SA	19,619	978
	Getlink SE	56,075	919
	Arkema SA	8,074	890
*	Eurofins Scientific SE	10,032	890
	Gecina SA	5,628	777
	Valeo SA	21,826	771
	Suez SA	35,639	741
	Sartorius Stedim Biotech	1,654	723
[3]	Euronext NV	6,003	645
*	Renault SA	14,337	644
*	Orpea SA	5,101	612
*	Rexel SA	32,043	600
	Wendel SE	5,033	574
*	Ubisoft Entertainment SA	6,855	559
*	SCOR SE	16,638	552
		Shares	Market Value• ($000)
[2]	Klepierre SA	17,550	413
	Covivio	4,903	412
	BioMerieux	3,031	384
*	Aeroports de Paris	2,829	359
*	Sodexo SA	3,660	351
*	Sodexo SA	3,434	329
*	SOITEC	1,437	304
	Ipsen SA	3,518	300
	SES SA Class A FDR	37,241	298
*	Faurecia SE	5,673	293
*	Eurazeo SE - French Loyalty Line	3,775	280
*	Lagardere SCA	9,859	265
*,3	Amundi SA	3,111	236
*	Elis SA	13,390	231
*	Natixis SA	47,070	229
*	SEB SA - French Loyalty Line	1,208	217
	Rubis SCA	4,441	204
	Iliad SA	1,081	192
*	Eurazeo SE	2,430	180
*	Sodexo SA	1,731	166
	SEB SA	867	156
*	SEB SA (Registered)	842	151
*	CNP Assurances	7,952	143
*	Sopra Steria Group	873	142
	ICADE	1,783	132
*	Korian SA	3,615	126
	Eutelsat Communications SA	8,559	103
*	JCDecaux SA	4,045	96
	Cie Plastic Omnium SA	2,567	92
	Trigano SA	470	88
	Nexity SA	1,771	87
*	Casino Guichard Perrachon SA	2,164	69
	IPSOS	1,643	64
*,2	Air France-KLM	9,371	63
	Imerys SA	1,232	63
*,3	Neoen SA	1,086	63
*	Fnac Darty SA	981	60
*	Virbac SA	243	59
[3]	Verallia SA	1,547	57
*	Metropole Television SA	2,704	54
*	Coface SA	4,923	54
*,3	Maisons du Monde SA	2,904	52
[3]	ALD SA	3,352	49
*	Rothschild & Co.	1,266	45
	Societe BIC SA	755	42
*	Albioma SA - French Loyalty 2023 Line	828	40
	Quadient SA	1,673	38
	Carmila SA	2,200	33
*	Television Francaise 1	3,516	31
[3]	Elior Group SA	3,703	30
*	Interparfums SA	460	27

26

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Tarkett SA	1,778	27
*	Akka Technologies	864	26
	Vicat SA	393	19
*	DBV Technologies SA	1,791	19
	Mercialys SA	1,640	18
	Albioma SA	356	17
	Pharmagest Interactive	145	17
	Robertet SA	14	16
*	Eramet SA	190	14
*	Rallye SA	1,426	12
*	Lisi SA	498	12
	Vilmorin & Cie SA	169	11
*,3	X-Fab Silicon Foundries SE	1,123	10
*	LISI	376	9
*	Albioma SA - French Loyalty 2022 Line	187	9
*	Beneteau SA	430	6
*,3	SMCP SA	262	2
			76,500
Germany (5.5%)
	SAP SE	89,081	11,018
	Allianz SE (Registered)	31,558	7,617
*	adidas AG	15,153	5,282
	Daimler AG (Registered)	63,737	5,110
	Bayer AG (Registered)	77,759	4,723
	Infineon Technologies AG	101,594	4,421
	Deutsche Post AG (Registered)	83,285	4,137
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,712	3,151
	Vonovia SE	44,666	2,845
	Deutsche Boerse AG	14,100	2,310
*	Deutsche Bank AG (Registered)	162,181	1,996
	Merck KGaA	12,163	1,977
	Bayerische Motoren Werke AG Preference Shares	24,667	1,670
	Henkel AG & Co. KGaA	18,185	1,611
	Sartorius AG Preference Shares	3,090	1,587
*,3	Zalando SE	14,994	1,541
*,3	Delivery Hero SE	11,866	1,516
	Fresenius SE & Co. KGaA	33,754	1,446
	Symrise AG Class A	12,243	1,430
	Brenntag SE	17,246	1,336
	Continental AG	9,076	1,305
	Fresenius Medical Care AG & Co. KGaA	18,661	1,292
	HeidelbergCement AG	16,264	1,286
		Shares	Market Value• ($000)
[3]	Covestro AG	17,124	1,240
	Deutsche Wohnen SE	25,626	1,205
*	Puma SE	9,710	1,034
*	Siemens Energy AG	27,354	1,029
	LEG Immobilien AG	7,500	1,023
	Beiersdorf AG	9,979	986
[3]	Scout24 AG	13,002	981
*	HelloFresh SE	12,043	936
*	QIAGEN NV	18,776	928
	LANXESS AG	12,004	891
	Hannover Rueck SE	5,212	882
[3]	Siemens Healthineers AG	13,958	774
	KION Group AG	8,604	727
	GEA Group AG	20,019	693
	FUCHS PETROLUB SE	15,444	670
*	Commerzbank AG	101,774	667
*	TeamViewer AG	12,324	661
	Bayerische Motoren Werke AG	7,211	623
	Aroundtown SA	81,304	591
	Knorr-Bremse AG	4,234	539
*	ProSiebenSat.1 Media SE	24,403	498
*	Evotec SE	10,501	406
	HUGO BOSS AG	10,610	402
*	Dialog Semiconductor plc	5,119	398
*	MorphoSys AG	3,830	384
	United Internet AG (Registered)	7,395	326
	K+S AG (Registered)	28,642	320
	Carl Zeiss Meditec AG	2,087	314
	Bechtle AG	1,632	307
*	Deutsche Lufthansa AG (Registered)	18,626	278
	Henkel AG & Co. KGaA Preference Shares	2,750	271
*	OSRAM Licht AG	4,090	253
*	CTS Eventim AG & Co. KGaA	3,650	249
*	Varta AG	1,802	248
[2]	Siltronic AG	1,459	244
	Evonik Industries AG	6,980	235
	Nemetschek SE	3,240	204
*	Hypoport SE	279	196
	Freenet AG	8,252	175
	Aurubis AG	1,950	170
*	TAG Immobilien AG	5,599	159
*	AIXTRON SE	6,737	153
*	Fraport AG Frankfurt Airport Services Worldwide	2,244	142
	Gerresheimer AG	1,351	139
	Rational AG	161	138

27

ESG International Stock ETF
		Shares	Market Value• ($000)
	Jungheinrich AG Preference Shares	3,097	134
	alstria office REIT-AG	8,080	134
	Encavis AG	6,004	127
*,3	ADLER Group SA	4,441	126
	CANCOM SE	1,946	124
[3]	Befesa SA	1,754	119
*,3	Shop Apotheke Europe NV	477	116
	CompuGroup Medical SE & Co. KGaA	1,313	113
	Stabilus SA	1,460	110
*	Nordex SE	4,018	108
	Software AG	2,419	107
*	Hella GmbH & Co. KGaA	1,717	102
	Stroeer SE & Co. KGaA	1,124	101
	Duerr AG	2,463	97
*	Aareal Bank AG	3,603	96
	1&1 Drillisch AG	3,146	89
*	RTL Group SA	1,505	85
*	zooplus AG	349	85
	Grand City Properties SA	3,444	84
	Dermapharm Holding SE	1,167	83
	METRO AG	7,487	82
	Wacker Chemie AG	587	76
[2]	GRENKE AG	1,750	74
	Norma Group SE	1,475	70
*	S&T AG	2,569	69
	Telefonica Deutschland Holding AG	24,368	65
	Suedzucker AG	4,134	65
[3]	DWS Group GmbH & Co. KGaA	1,444	60
*	Fielmann AG	747	59
*,3	Deutsche Pfandbriefbank AG	5,268	57
*	Deutsche EuroShop AG	2,584	56
*	CECONOMY AG	9,012	56
*	Salzgitter AG	1,779	53
	STRATEC SE	359	51
	Pfeiffer Vacuum Technology AG	249	48
	Krones AG	560	47
	PATRIZIA AG	1,664	45
	Talanx AG	1,046	44
*	Kloeckner & Co. SE	4,052	43
	Traton SE	1,482	41
*	Deutz AG	5,356	39
	Hornbach Holding AG & Co. KGaA	361	34
	CropEnergies AG	2,396	32
*	SMA Solar Technology AG	495	32
		Shares	Market Value• ($000)
	Deutsche Beteiligungs AG	666	30
	DIC Asset AG	1,490	27
	New Work SE	100	27
	BayWa AG	684	26
*	Washtec AG	418	25
*	ElringKlinger AG	1,438	24
*	Takkt AG	1,500	21
	Schaeffler AG Preference Shares	2,248	19
	Draegerwerk AG & Co. KGaA Preference Shares	235	18
	KWS Saat SE & Co. KGaA	157	14
	Hornbach Baumarkt AG	308	13
*	Wacker Neuson SE	574	12
	FUCHS PETROLUB SE Preference Shares	203	11
*	Koenig & Bauer AG	378	11
*	Corestate Capital Holding SA	693	11
	Draegerwerk AG & Co. KGaA	110	8
	TLG Immobilien AG	62	2
			98,033
Greece (0.1%)
*	Eurobank Ergasias Services & Holdings SA	387,641	272
	Hellenic Telecommunications Organization SA	15,948	247
*	Alpha Bank AE	166,392	166
	JUMBO SA	7,191	118
*	National Bank of Greece SA	40,886	104
*	Fourlis Holdings SA	15,005	73
	Holding Co. ADMIE IPTO SA	12,993	37
	Terna Energy SA	2,372	35
	Sarantis SA	2,845	32
	Viohalco SA	4,507	21
*	Piraeus Financial Holdings SA	22,727	21
	Hellenic Exchanges - Athens Stock Exchange SA	4,540	20
*	GEK Terna Holding Real Estate Construction SA	1,145	12
	Athens Water Supply & Sewage Co. SA	1,103	9
*	Ellaktor SA	4,982	8
*	LAMDA Development SA	930	8
*	Aegean Airlines SA	945	6
			1,189

28

ESG International Stock ETF
		Shares	Market Value• ($000)
Hong Kong (2.4%)
	AIA Group Ltd.	954,200	12,034
	Hong Kong Exchanges & Clearing Ltd.	101,100	6,216
	Sun Hung Kai Properties Ltd.	120,500	1,956
	Techtronic Industries Co. Ltd.	113,500	1,727
	Link REIT	158,100	1,492
	CK Asset Holdings Ltd.	239,500	1,408
	Hang Seng Bank Ltd.	68,700	1,327
	BOC Hong Kong Holdings Ltd.	356,500	1,184
	Lenovo Group Ltd.	886,000	1,120
	New World Development Co. Ltd.	192,750	980
[3]	WH Group Ltd.	859,500	771
	Sino Land Co. Ltd.	484,000	732
	Wharf Real Estate Investment Co. Ltd.	106,000	634
	Hang Lung Properties Ltd.	238,000	617
	Hysan Development Co. Ltd.	135,000	576
	Power Assets Holdings Ltd.	100,000	555
	AAC Technologies Holdings Inc.	87,000	468
	ASM Pacific Technology Ltd.	32,700	454
	PCCW Ltd.	758,590	435
	Swire Properties Ltd.	130,600	420
	Wharf Holdings Ltd.	177,000	418
	MTR Corp. Ltd.	69,000	414
	Bank of East Asia Ltd.	162,800	384
	Hongkong Land Holdings Ltd.	60,900	293
	NWS Holdings Ltd.	245,000	277
*	HengTen Networks Group Ltd.	160,000	268
	Tingyi Cayman Islands Holding Corp.	124,000	249
	Vitasoy International Holdings Ltd.	50,000	220
*,3	Samsonite International SA	112,800	219
	Minth Group Ltd.	48,000	211
	SITC International Holdings Co. Ltd.	77,000	202
	Man Wah Holdings Ltd.	91,200	199
	Microport Scientific Corp.	33,000	194
*	PRADA SpA	31,500	187
	Swire Pacific Ltd. Class B	155,000	180
*	Hong Kong Television Network Ltd.	88,000	161
		Shares	Market Value• ($000)
	IGG Inc.	105,000	157
*	MMG Ltd.	244,000	153
	Chow Tai Fook Jewellery Group Ltd.	100,000	137
	Henderson Land Development Co. Ltd.	28,400	124
	CK Infrastructure Holdings Ltd.	21,000	122
	Kerry Logistics Network Ltd.	34,500	100
	Sun Art Retail Group Ltd.	114,000	98
	Lee & Man Paper Manufacturing Ltd.	85,000	79
	Uni-President China Holdings Ltd.	66,000	79
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	31,500	79
[3]	BOC Aviation Ltd.	8,000	77
	Nexteer Automotive Group Ltd.	57,000	75
	Swire Pacific Ltd. Class A	9,500	70
*,3	Razer Inc.	213,000	70
	VTech Holdings Ltd.	8,200	69
	Yue Yuen Industrial Holdings Ltd.	32,000	68
	L'Occitane International SA	25,750	68
	Dairy Farm International Holdings Ltd.	13,900	60
	Gemdale Properties & Investment Corp. Ltd.	314,000	49
	HKBN Ltd.	34,000	49
	Hang Lung Group Ltd.	19,000	48
	Canvest Environmental Protection Group Co. Ltd.	117,000	48
*	Glory Sun Financial Group Ltd.	1,128,000	47
	Luk Fook Holdings International Ltd.	18,000	46
	Johnson Electric Holdings Ltd.	16,000	46
	Vinda International Holdings Ltd.	14,000	42
	First Pacific Co. Ltd.	126,000	41
	Value Partners Group Ltd.	62,000	41
*	China Travel International Investment Hong Kong Ltd.	228,000	40
	Pacific Basin Shipping Ltd.	157,000	39
	Prosperity REIT	113,000	37
	Kerry Properties Ltd.	10,500	34

29

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fortune REIT	36,000	34
	Texhong Textile Group Ltd.	23,000	34
	SUNeVision Holdings Ltd.	33,000	33
	Haitong International Securities Group Ltd.	101,000	31
	Cafe de Coral Holdings Ltd.	14,000	31
	Champion REIT	50,000	29
*	Pou Sheng International Holdings Ltd.	120,000	26
	CMBC Capital Holdings Ltd.	1,250,000	25
*,3	FIT Hon Teng Ltd.	68,000	25
*	Cathay Pacific Airways Ltd.	26,181	24
*	Towngas China Co. Ltd.	45,000	20
[3]	IMAX China Holding Inc.	9,500	19
	Stella International Holdings Ltd.	15,500	19
	VSTECS Holdings Ltd.	20,000	18
	Shui On Land Ltd.	108,500	17
	United Laboratories International Holdings Ltd.	24,000	17
*	China LNG Group Ltd.	276,000	17
*	Truly International Holdings Ltd.	80,000	16
*	Digital Domain Holdings Ltd.	1,460,000	16
*	Apollo Future Mobility Group Ltd.	240,000	16
	C-Mer Eye Care Holdings Ltd.	20,000	15
	Asia Cement China Holdings Corp.	15,000	14
*	FIH Mobile Ltd.	91,000	14
*	GCL New Energy Holdings Ltd.	284,000	14
	K Wah International Holdings Ltd.	26,000	13
	Lee's Pharmaceutical Holdings Ltd.	16,500	12
	Giordano International Ltd.	48,000	10
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	7,000	9
*	New World Department Store China Ltd.	52,000	8
[3]	VPower Group International Holdings Ltd.	24,000	7
*	Esprit Holdings Ltd.	52,700	6
	Guotai Junan International Holdings Ltd.	25,000	5
		Shares	Market Value• ($000)
*	Lifestyle China Group Ltd.	29,500	5
	CITIC Telecom International Holdings Ltd.	12,000	4
*	Lifestyle International Holdings Ltd.	3,000	3
*	Sa Sa International Holdings Ltd.	14,000	3
*,1	MH Development Ltd.	6,000	1
			42,084
Hungary (0.1%)
*	OTP Bank Nyrt.	21,815	989
	Richter Gedeon Nyrt.	22,390	637
			1,626
India (2.7%)
	Infosys Ltd.	283,525	4,862
	Housing Development Finance Corp. Ltd.	136,869	4,737
	Hindustan Unilever Ltd.	68,101	1,974
*	Axis Bank Ltd.	176,760	1,743
	Bajaj Finance Ltd.	16,086	1,152
	Bharti Airtel Ltd.	143,770	1,087
	HCL Technologies Ltd.	84,342	1,043
*	ICICI Bank Ltd.	118,925	978
	Asian Paints Ltd.	27,883	866
	Maruti Suzuki India Ltd.	9,265	865
*	State Bank of India	136,255	723
	UltraTech Cement Ltd.	8,561	712
	Sun Pharmaceutical Industries Ltd.	79,399	642
	Wipro Ltd.	98,572	551
	Nestle India Ltd.	2,256	494
*	Adani Green Energy Ltd.	31,121	490
	Titan Co. Ltd.	24,855	476
*,3	HDFC Life Insurance Co. Ltd.	49,272	469
*,3	Avenue Supermarts Ltd.	11,340	462
	Power Grid Corp. of India Ltd.	155,968	455
	Dr Reddy's Laboratories Ltd.	7,470	452
	Grasim Industries Ltd.	24,742	404
	Hero MotoCorp Ltd.	8,987	395
	Bajaj Finserv Ltd.	2,875	378
*	Divi's Laboratories Ltd.	7,882	360
*,3	SBI Life Insurance Co. Ltd.	29,309	346
	Britannia Industries Ltd.	7,192	329
*,3	ICICI Lombard General Insurance Co. Ltd.	16,837	327
	Jubilant Foodworks Ltd.	7,852	320
	Eicher Motors Ltd.	9,259	314
*	Info Edge India Ltd.	4,675	312
	UPL Ltd.	40,252	308
	Cipla Ltd.	28,519	306

30

ESG International Stock ETF
		Shares	Market Value• ($000)
	Apollo Hospitals Enterprise Ltd.	7,176	299
	Bajaj Auto Ltd.	5,693	294
*,3	Bandhan Bank Ltd.	62,648	294
	Tata Consumer Products Ltd.	33,701	279
*	Shree Cement Ltd.	752	271
*	Godrej Consumer Products Ltd.	27,225	254
	Shriram Transport Finance Co. Ltd.	13,858	242
	Dabur India Ltd.	34,755	238
	Havells India Ltd.	15,292	230
	Motherson Sumi Systems Ltd.	77,668	226
	Lupin Ltd.	16,087	223
	Aurobindo Pharma Ltd.	18,137	211
	Indus Towers Ltd.	59,282	208
	Pidilite Industries Ltd.	9,021	207
*,3	AU Small Finance Bank Ltd.	13,139	201
	Petronet LNG Ltd.	56,769	197
*	IDFC First Bank Ltd.	223,854	194
	Marico Ltd.	33,570	182
	Indraprastha Gas Ltd.	27,200	182
*,3	InterGlobe Aviation Ltd.	8,239	182
	Piramal Enterprises Ltd.	7,237	180
	Ambuja Cements Ltd.	48,293	180
	Colgate-Palmolive India Ltd.	8,243	177
[3]	HDFC Asset Management Co. Ltd.	4,358	174
*,3	ICICI Prudential Life Insurance Co. Ltd.	27,429	172
	DLF Ltd.	40,778	168
	Cholamandalam Investment & Finance Co. Ltd.	22,636	160
	Zee Entertainment Enterprises Ltd.	58,205	159
	Sundaram Finance Ltd.	4,351	157
	Page Industries Ltd.	405	155
	Voltas Ltd.	11,139	154
*	Biocon Ltd.	28,795	153
*	Max Financial Services Ltd.	12,863	152
	Crompton Greaves Consumer Electricals Ltd.	28,927	152
	Berger Paints India Ltd.	16,250	150
	Muthoot Finance Ltd.	8,070	143
	PI Industries Ltd.	4,450	132
	Ipca Laboratories Ltd.	5,231	131
	Mphasis Ltd.	5,794	130
	Persistent Systems Ltd.	5,774	130
	Manappuram Finance Ltd.	52,916	127
		Shares	Market Value• ($000)
	Atul Ltd.	1,369	122
	Supreme Industries Ltd.	4,380	121
*	Federal Bank Ltd.	105,115	120
*	Mahindra & Mahindra Financial Services Ltd.	42,831	119
	Balkrishna Industries Ltd.	5,572	118
	Container Corp. of India Ltd.	15,422	117
	LIC Housing Finance Ltd.	19,565	114
*	Aavas Financiers Ltd.	3,691	113
*	V-Mart Retail Ltd.	3,086	111
	Gujarat Gas Ltd.	16,278	110
*	Godrej Properties Ltd.	5,136	108
	Bajaj Holdings & Investment Ltd.	2,162	107
*	NMDC Ltd.	61,961	107
	Bosch Ltd.	516	104
	Astral Poly Technik Ltd.	3,585	104
*	APL Apollo Tubes Ltd.	7,095	103
	Deepak Nitrite Ltd.	5,481	102
[3]	Laurus Labs Ltd.	20,895	99
	REC Ltd.	53,112	98
[3]	RBL Bank Ltd.	30,184	97
	ACC Ltd.	4,037	95
	Escorts Ltd.	5,306	94
*	Karnataka Bank Ltd.	101,832	94
*	Vodafone Idea Ltd.	606,568	93
	SRF Ltd.	1,242	92
	Torrent Power Ltd.	17,656	92
	Cadila Healthcare Ltd.	15,404	91
	CRISIL Ltd.	3,429	91
	Tata Communications Ltd.	6,117	90
	Rajesh Exports Ltd.	12,961	90
[3]	Dr Lal PathLabs Ltd.	2,858	89
	Emami Ltd.	14,185	88
	Dhani Services Ltd.	17,776	88
	Navin Fluorine International Ltd.	2,536	88
	Torrent Pharmaceuticals Ltd.	2,644	87
	AIA Engineering Ltd.	3,489	86
	Tata Elxsi Ltd.	2,379	86
	Gillette India Ltd.	1,126	85
*	Power Finance Corp. Ltd.	49,820	84
	Kajaria Ceramics Ltd.	6,483	83
*	Karur Vysya Bank Ltd.	102,986	83
	Tube Investments of India Ltd.	5,679	83
	Aarti Industries Ltd.	4,749	80
*	KEC International Ltd.	13,240	78
	Ramco Cements Ltd.	5,808	77
	Varun Beverages Ltd.	5,460	77

31

ESG International Stock ETF
		Shares	Market Value• ($000)
	JK Cement Ltd.	2,115	77
	Sundram Fasteners Ltd.	7,775	76
*	Fortis Healthcare Ltd.	35,319	76
	GlaxoSmithKline Pharmaceuticals Ltd.	3,777	75
	Oracle Financial Services Software Ltd.	1,803	75
	Prestige Estates Projects Ltd.	18,331	74
	Natco Pharma Ltd.	6,742	74
	City Union Bank Ltd.	32,614	73
*	Phoenix Mills Ltd.	6,585	73
*	Bank of Baroda	62,678	73
	Kansai Nerolac Paints Ltd.	9,615	73
	Redington India Ltd.	29,106	72
	IRB Infrastructure Developers Ltd.	49,171	72
	Alkem Laboratories Ltd.	1,926	71
	Schaeffler India Ltd.	1,003	71
	Can Fin Homes Ltd.	10,917	71
*	South Indian Bank Ltd.	522,267	70
*	Indian Bank	37,677	70
[3]	Godrej Agrovet Ltd.	10,617	70
[3]	Nippon Life India Asset Management Ltd.	15,646	70
	Glenmark Pharmaceuticals Ltd.	10,923	69
	Minda Industries Ltd.	9,005	69
	NHPC Ltd.	206,627	68
*	Indiabulls Housing Finance Ltd.	22,740	68
[3]	ICICI Securities Ltd.	12,099	67
	TVS Motor Co. Ltd.	8,162	66
	Exide Industries Ltd.	24,002	66
	Birlasoft Ltd.	21,238	66
*,3	Syngene International Ltd.	8,582	65
	Coforge Ltd.	1,841	64
*	IDFC Ltd.	85,619	64
	Indian Hotels Co. Ltd.	38,117	64
	Rallis India Ltd.	18,273	64
	PTC India Ltd.	62,288	62
	Bombay Burmah Trading Co.	3,905	62
*	Just Dial Ltd.	6,393	62
	Castrol India Ltd.	35,394	62
*,3	Quess Corp. Ltd.	6,083	62
	Blue Star Ltd.	5,208	62
*	Oberoi Realty Ltd.	8,172	61
	Avanti Feeds Ltd.	9,410	61
*	Aditya Birla Capital Ltd.	35,901	61
	Mahanagar Gas Ltd.	3,815	60
	Hindustan Zinc Ltd.	14,556	59
	Ceat Ltd.	2,725	59
	Thermax Ltd.	3,199	59
		Shares	Market Value• ($000)
	Gujarat Pipavav Port Ltd.	44,045	59
*	Dalmia Bharat Ltd.	3,043	59
	Bata India Ltd.	3,032	59
	Aegis Logistics Ltd.	14,181	59
	Pfizer Ltd.	938	58
	Balrampur Chini Mills Ltd.	24,035	58
	Apollo Tyres Ltd.	18,078	57
	Bayer CropScience Ltd.	820	57
	Jubilant Pharmova Ltd.	5,417	57
*	TeamLease Services Ltd.	1,237	57
	Whirlpool of India Ltd.	1,705	56
	Coromandel International Ltd.	5,230	55
	Sterlite Technologies Ltd.	18,935	54
	NCC Ltd.	44,473	54
	Cholamandalam Financial Holdings Ltd.	6,632	54
	India Cements Ltd.	23,758	53
	Gateway Distriparks Ltd.	21,953	53
	Graphite India Ltd.	8,068	53
*	Bank of India	46,426	52
*	Union Bank of India	93,939	52
*	EIH Ltd.	39,604	52
	Welspun Corp. Ltd.	28,252	50
[3]	Endurance Technologies Ltd.	2,546	50
	Chambal Fertilizers & Chemicals Ltd.	14,713	49
	Motilal Oswal Financial Services Ltd.	5,924	49
*	EID Parry India Ltd.	11,391	49
*	DCB Bank Ltd.	30,258	48
	Strides Pharma Science Ltd.	4,096	47
	eClerx Services Ltd.	3,730	47
	Bajaj Consumer Care Ltd.	14,146	47
	Kaveri Seed Co. Ltd.	6,796	47
	JB Chemicals & Pharmaceuticals Ltd.	3,090	47
*	Canara Bank	21,499	46
[3]	Metropolis Healthcare Ltd.	1,738	46
	Granules India Ltd.	10,510	46
	Orient Electric Ltd.	11,571	43
	National Aluminium Co. Ltd.	51,766	42
	PVR Ltd.	2,246	42
*	V-Guard Industries Ltd.	13,586	42
	NBCC India Ltd.	72,697	42
*	Godrej Industries Ltd.	6,685	41
	Alembic Pharmaceuticals Ltd.	3,264	41

32

ESG International Stock ETF
		Shares	Market Value• ($000)
	Amara Raja Batteries Ltd.	3,417	41
*,3	PNB Housing Finance Ltd.	6,699	40
*	Suzlon Energy Ltd.	498,526	39
	Vakrangee Ltd.	53,438	39
	Rain Industries Ltd.	16,752	38
*	Edelweiss Financial Services Ltd.	38,025	36
	KRBL Ltd.	13,119	35
	Vinati Organics Ltd.	1,827	35
	JM Financial Ltd.	27,010	34
*	Mahindra CIE Automotive Ltd.	13,997	34
	Finolex Cables Ltd.	6,462	34
	Equitas Holdings Ltd.	28,995	34
	Ajanta Pharma Ltd.	1,416	34
	Sobha Ltd.	5,554	33
*	Central Bank of India	127,759	33
	Welspun India Ltd.	34,874	33
	TTK Prestige Ltd.	317	31
*	Aditya Birla Fashion & Retail Ltd.	12,497	31
*	Punjab National Bank	55,410	31
	Polycab India Ltd.	1,680	31
[3]	Dilip Buildcon Ltd.	3,182	29
	AstraZeneca Pharma India Ltd.	578	27
*	HEG Ltd.	1,338	26
	Century Textiles & Industries Ltd.	3,910	25
	Care Ratings Ltd.	3,910	25
	DCM Shriram Ltd.	4,109	25
*	Indiabulls Real Estate Ltd.	20,012	24
*	Raymond Ltd.	4,638	23
	Multi Commodity Exchange of India Ltd.	1,119	23
	Jindal Saw Ltd.	20,589	22
*	Future Consumer Ltd.	189,936	21
*	IFCI Ltd.	159,540	19
	Symphony Ltd.	1,144	17
*	TV18 Broadcast Ltd.	31,831	13
*	Future Retail Ltd.	13,573	13
	WABCO India Ltd.	151	12
*	Yes Bank Ltd.	54,048	12
*,1	Jubilant Ingrevia Ltd.	5,417	10
*	Sun Pharma Advanced Research Co. Ltd.	4,241	9
			47,948
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	752,800	1,771
*	Bank Rakyat Indonesia Persero Tbk. PT	4,568,500	1,505
		Shares	Market Value• ($000)
	Telkom Indonesia Persero Tbk. PT	4,650,300	1,138
*	Bank Mandiri Persero Tbk. PT	1,786,000	765
	Bank Negara Indonesia Persero Tbk. PT	994,100	414
	Charoen Pokphand Indonesia Tbk. PT	730,500	315
	Unilever Indonesia Tbk. PT	327,000	160
	Indah Kiat Pulp & Paper Corp. Tbk. PT	171,700	158
	Sarana Menara Nusantara Tbk. PT	1,558,700	138
*	Barito Pacific Tbk. PT	1,573,900	121
	Indofood Sukses Makmur Tbk. PT	280,800	119
	Kalbe Farma Tbk. PT	1,128,900	116
	Tower Bersama Infrastructure Tbk. PT	677,700	103
	Indofood CBP Sukses Makmur Tbk. PT	132,300	80
	Ciputra Development Tbk. PT	966,100	78
	Indocement Tunggal Prakarsa Tbk. PT	64,900	57
*	Surya Citra Media Tbk. PT	386,600	53
*	Pakuwon Jati Tbk. PT	1,250,600	48
	Japfa Comfeed Indonesia Tbk. PT	445,900	48
*	Bumi Serpong Damai Tbk. PT	586,000	47
	Ace Hardware Indonesia Tbk. PT	398,200	43
	Bank BTPN Syariah Tbk. PT	145,900	42
*	Mitra Adiperkasa Tbk. PT	706,400	40
	Bank Tabungan Negara Persero Tbk. PT	258,100	37
	XL Axiata Tbk. PT	228,900	35
	Waskita Karya Persero Tbk. PT	346,900	35
*	Summarecon Agung Tbk. PT	522,800	30
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	269,900	30
	Jasa Marga Persero Tbk. PT	85,400	25
	Ramayana Lestari Sentosa Tbk. PT	421,800	22
	Wijaya Karya Persero Tbk. PT	143,900	18
	Astra Agro Lestari Tbk. PT	20,000	16

33

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Smartfren Telecom Tbk. PT	2,394,600	13
*	Kresna Graha Investama Tbk. PT	2,155,200	11
*	Media Nusantara Citra Tbk. PT	131,500	10
	Surya Semesta Internusa Tbk. PT	209,500	8
*	Matahari Department Store Tbk. PT	71,000	6
*	Panin Financial Tbk. PT	334,700	5
	PP Persero Tbk. PT	36,200	4
*	Siloam International Hospitals Tbk. PT	11,600	4
*	Global Mediacom Tbk. PT	94,100	2
*,1	Trada Alam Minera Tbk. PT	477,100	2
			7,672
Ireland (0.2%)
	Kerry Group plc Class A	12,066	1,452
*	Kingspan Group plc	14,797	1,073
*	Bank of Ireland Group plc	61,083	247
	Glanbia plc	9,689	125
*	AIB Group plc	42,550	95
*	Dalata Hotel Group plc	8,381	42
*	Irish Continental Group plc	4,398	23
*	Cairn Homes plc	15,088	16
	Hibernia REIT plc	7,430	10
			3,083
Israel (0.3%)
*	Nice Ltd.	5,824	1,345
*	Bank Hapoalim BM	100,809	710
	Bank Leumi Le-Israel BM	115,370	700
	Israel Discount Bank Ltd. Class A	148,576	548
	ICL Group Ltd.	75,891	437
*	Tower Semiconductor Ltd.	7,090	216
	Mizrahi Tefahot Bank Ltd.	8,571	204
*	Nova Measuring Instruments Ltd.	1,648	137
*	Bezeq The Israeli Telecommunication Corp. Ltd.	131,377	128
	Azrieli Group Ltd.	1,904	115
	Mivne Real Estate KD Ltd.	39,070	90
*	Shikun & Binui Ltd.	13,816	81
	Harel Insurance Investments & Financial Services Ltd.	7,808	71
	Strauss Group Ltd.	2,397	65
		Shares	Market Value• ($000)
*	Enlight Renewable Energy Ltd.	34,426	60
*	Clal Insurance Enterprises Holdings Ltd.	3,453	53
	Electra Ltd.	99	52
	Reit 1 Ltd.	11,188	51
	Maytronics Ltd.	3,225	51
	Matrix IT Ltd.	2,289	50
	Shufersal Ltd.	5,758	46
	Hilan Ltd.	975	43
	Menora Mivtachim Holdings Ltd.	2,250	43
	Sapiens International Corp. NV	1,302	43
	Shapir Engineering & Industry Ltd.	6,114	42
*	Partner Communications Co. Ltd.	8,126	41
	AudioCodes Ltd.	1,328	39
	Energix-Renewable Energies Ltd.	10,379	36
	Kenon Holdings Ltd.	1,215	34
	FIBI Holdings Ltd.	1,143	34
	Formula Systems 1985 Ltd.	398	33
*	Cellcom Israel Ltd.	8,441	33
	Gazit-Globe Ltd.	5,007	31
*	Allot Ltd.	1,939	28
	Gilat Satellite Networks Ltd.	1,745	25
*	Big Shopping Centers Ltd.	186	19
*	AFI Properties Ltd.	587	18
	IDI Insurance Co. Ltd.	493	18
	Mega Or Holdings Ltd.	623	18
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	260	17
	Bayside Land Corp. Ltd.	1,900	14
	Delta Galil Industries Ltd.	578	14
	Sella Capital Real Estate Ltd.	5,366	11
*	Kamada Ltd.	1,526	10
			5,854
Italy (1.3%)
*	Intesa Sanpaolo SpA	1,228,244	3,158
	Ferrari NV	10,879	2,117
*	UniCredit SpA	177,368	1,825
	Assicurazioni Generali SpA	90,734	1,701
	Stellantis NV	89,525	1,451
*	Moncler SpA	20,645	1,277
*	Stellantis NV	73,590	1,192

34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Terna Rete Elettrica Nazionale SpA	162,725	1,129
*	FinecoBank Banca Fineco SpA	63,604	1,116
*	Mediobanca Banca di Credito Finanziario SpA	86,255	896
	Telecom Italia SpA (Bearer)	1,411,380	757
*,3	Nexi SpA	36,969	662
	DiaSorin SpA	2,027	397
*	ASTM SpA	11,630	356
	Interpump Group SpA	7,294	334
	Recordati Industria Chimica e Farmaceutica SpA	6,004	305
*	Amplifon SpA	7,558	301
*	Biesse SpA	10,100	266
[3]	Poste Italiane SpA	23,237	263
*	Banco BPM SpA	88,998	228
[3]	Infrastrutture Wireless Italiane SpA	18,074	188
	ERG SpA	6,125	175
	Reply SpA	1,415	164
	Azimut Holding SpA	6,210	142
*	Unipol Gruppo SpA	26,897	139
	Italgas SpA	22,082	130
*	BPER Banca	58,188	127
*,3	Pirelli & C SpA	21,349	123
*,3	doValue SpA	9,811	121
	Buzzi Unicem SpA	4,390	111
	De' Longhi SpA	2,882	106
*	Banca Mediolanum SpA	11,580	101
	Hera SpA	28,212	100
*	Freni Brembo SpA	6,867	89
*	Banca Popolare di Sondrio SCPA	29,804	86
*	Banca Generali SpA	2,385	81
*	Cerved Group SpA	9,557	77
	Webuild SpA	39,750	75
*	Salvatore Ferragamo SpA	3,482	67
*,3	Technogym SpA	6,127	67
[3]	Anima Holding SpA	13,911	67
*	Brunello Cucinelli SpA	1,493	61
*	Societa Cattolica di Assicurazioni SC	10,832	59
[3]	Carel Industries SpA	2,767	57
	Tamburi Investment Partners SpA	6,237	53
	Iren SpA	20,803	51
	A2A SpA	29,717	50
	UnipolSai Assicurazioni SpA	14,275	41
[3]	Enav SpA	8,501	41
*	Credito Emiliano SpA	6,294	36
*,3	Banca Farmafactoring SpA	5,077	33
		Shares	Market Value• ($000)
	Telecom Italia SpA (Registered)	67,343	32
*	MARR SpA	1,358	31
*	CIR SpA-Compagnie Industriali	48,772	29
*	Maire Tecnimont SpA	11,004	29
	Falck Renewables SpA	3,939	27
	DeA Capital SpA	16,523	25
*	Autogrill SpA	3,798	24
	Piaggio & C SpA	6,297	24
	Immobiliare Grande Distribuzione SIIQ SpA	5,375	23
	Italmobiliare SpA	736	23
	Danieli & C Officine Meccaniche SpA	1,043	22
	Danieli & C Officine Meccaniche SpA Saving Shares	1,406	19
	Zignago Vetro SpA	1,065	18
[3]	RAI Way SpA	3,084	17
*	Arnoldo Mondadori Editore SpA	9,116	17
*,2	Banca Monte dei Paschi di Siena SpA	11,008	16
	Datalogic SpA	523	11
*	Tod's SpA	291	9
*	Juventus Football Club SpA	8,956	9
*	Rizzoli Corriere Della Sera Mediagroup SpA	8,503	6
*	Banca IFIS SpA	199	2
			22,962
Japan (17.7%)
	Toyota Motor Corp.	193,700	14,313
	SoftBank Group Corp.	117,000	10,920
	Sony Corp.	98,700	10,423
	Keyence Corp.	13,300	6,342
	Recruit Holdings Co. Ltd.	108,549	5,424
	Nidec Corp.	40,500	5,164
	Shin-Etsu Chemical Co. Ltd.	30,400	4,982
	Mitsubishi UFJ Financial Group Inc.	939,600	4,942
	Nintendo Co. Ltd.	7,700	4,709
	Tokyo Electron Ltd.	10,800	4,504
	Daiichi Sankyo Co. Ltd.	153,800	4,367
	Takeda Pharmaceutical Co. Ltd.	127,457	4,295
	Murata Manufacturing Co. Ltd.	50,000	4,286
	KDDI Corp.	134,500	4,193
	Honda Motor Co. Ltd.	135,600	3,748
	Sumitomo Mitsui Financial Group Inc.	100,000	3,531
	Fast Retailing Co. Ltd.	3,500	3,470
	FANUC Corp.	13,600	3,399

35

ESG International Stock ETF
	Shares	Market Value• ($000)
Hoya Corp.	28,400	3,230
Oriental Land Co. Ltd.	18,100	3,048
M3 Inc.	37,500	2,980
Mizuho Financial Group Inc.	200,420	2,950
SoftBank Corp.	214,143	2,896
Kao Corp.	42,800	2,880
Tokio Marine Holdings Inc.	53,500	2,658
Fujitsu Ltd.	18,200	2,640
Seven & i Holdings Co. Ltd.	68,500	2,611
Nippon Telegraph & Telephone Corp.	97,600	2,528
Astellas Pharma Inc.	157,700	2,493
Panasonic Corp.	189,200	2,446
Chugai Pharmaceutical Co. Ltd.	53,700	2,411
Kubota Corp.	102,100	2,316
SMC Corp.	3,900	2,313
Denso Corp.	37,900	2,290
Shiseido Co. Ltd.	29,900	2,235
Aeon Co. Ltd.	69,200	2,090
East Japan Railway Co.	27,400	2,042
Central Japan Railway Co.	12,200	2,010
Terumo Corp.	53,900	2,005
Sysmex Corp.	19,100	1,989
Olympus Corp.	94,200	1,985
ORIX Corp.	113,200	1,932
Canon Inc.	85,200	1,848
Mitsui Fudosan Co. Ltd.	80,400	1,829
Mitsubishi Estate Co. Ltd.	105,000	1,827
Dai-ichi Life Holdings Inc.	99,900	1,776
Suzuki Motor Corp.	40,500	1,767
Secom Co. Ltd.	20,000	1,742
Bridgestone Corp.	43,900	1,734
Kyocera Corp.	26,500	1,715
Nomura Holdings Inc.	278,100	1,624
Omron Corp.	19,800	1,606
FUJIFILM Holdings Corp.	27,500	1,572
Toyota Industries Corp.	18,300	1,572
Eisai Co. Ltd.	22,700	1,565
Advantest Corp.	18,800	1,553
Daiwa House Industry Co. Ltd.	53,900	1,529
Nitto Denko Corp.	17,000	1,459
Bandai Namco Holdings Inc.	18,800	1,438
Unicharm Corp.	36,000	1,426
Z Holdings Corp.	216,100	1,319
Shionogi & Co. Ltd.	25,600	1,308
Yaskawa Electric Corp.	26,000	1,308
	Shares	Market Value• ($000)
Sumitomo Electric Industries Ltd.	88,100	1,291
Ono Pharmaceutical Co. Ltd.	45,700	1,233
Shimano Inc.	5,400	1,206
Sumitomo Realty & Development Co. Ltd.	34,500	1,197
Pan Pacific International Holdings Corp.	51,000	1,196
Nexon Co. Ltd.	37,000	1,165
Asahi Kasei Corp.	106,200	1,152
MINEBEA MITSUMI Inc.	46,200	1,144
NEC Corp.	20,900	1,143
TDK Corp.	7,900	1,138
Sumitomo Mitsui Trust Holdings Inc.	34,300	1,133
West Japan Railway Co.	18,400	1,133
TOTO Ltd.	18,600	1,128
MS&AD Insurance Group Holdings Inc.	39,300	1,116
Sompo Holdings Inc.	28,600	1,101
Nippon Paint Holdings Co. Ltd.	14,700	1,095
NTT Data Corp.	70,400	1,081
Japan Exchange Group Inc.	49,500	1,069
Lixil Corp.	36,900	1,041
Hamamatsu Photonics KK	17,300	1,022
Sekisui House Ltd.	53,000	1,000
Yamaha Corp.	17,600	987
Ajinomoto Co. Inc.	49,400	984
Odakyu Electric Railway Co. Ltd.	33,400	982
Yamato Holdings Co. Ltd.	37,000	976
Sumitomo Chemical Co. Ltd.	198,200	965
Shimadzu Corp.	26,400	958
Resona Holdings Inc.	231,900	937
Daiwa Securities Group Inc.	188,800	924
Nitori Holdings Co. Ltd.	4,900	915
Kintetsu Group Holdings Co. Ltd.	21,600	909
Mitsubishi Chemical Holdings Corp.	128,600	899
T&D Holdings Inc.	65,100	887
Toray Industries Inc.	132,300	873
Sekisui Chemical Co. Ltd.	47,400	849
Bank of Kyoto Ltd.	14,000	844
Oji Holdings Corp.	132,900	841
Hisamitsu Pharmaceutical Co. Inc.	13,100	821

36

ESG International Stock ETF
		Shares	Market Value• ($000)
	Yakult Honsha Co. Ltd.	16,338	810
	Aisin Seiki Co. Ltd.	23,500	808
	Kyowa Kirin Co. Ltd.	28,900	808
	Taiyo Yuden Co. Ltd.	16,200	805
	SG Holdings Co. Ltd.	35,034	804
	Dentsu Group Inc.	22,900	800
*	Nissan Motor Co. Ltd.	140,800	770
	Konami Holdings Corp.	11,800	762
	Azbil Corp.	17,500	745
	Chiba Bank Ltd.	116,000	743
	Keihan Holdings Co. Ltd.	16,200	730
	SBI Holdings Inc.	25,600	716
	Tokyu Corp.	51,200	707
	Yamaha Motor Co. Ltd.	32,000	704
	Japan Post Holdings Co. Ltd.	81,800	703
	Makita Corp.	16,400	701
	Kurita Water Industries Ltd.	17,100	695
	Tobu Railway Co. Ltd.	24,300	695
	Mitsui Chemicals Inc.	22,400	694
	NSK Ltd.	69,200	683
	Hulic Co. Ltd.	61,000	682
	Concordia Financial Group Ltd.	176,000	682
	Brother Industries Ltd.	34,100	676
	NH Foods Ltd.	15,900	673
	Nomura Research Institute Ltd.	21,400	664
	Stanley Electric Co. Ltd.	22,200	662
	SUMCO Corp.	28,700	660
	Ricoh Co. Ltd.	75,400	659
	Keikyu Corp.	41,000	652
	Toho Co. Ltd. (Tokyo)	17,200	649
	Nisshin Seifun Group Inc.	39,800	642
	Lasertec Corp.	5,200	637
	Nagoya Railroad Co. Ltd.	24,900	636
	COMSYS Holdings Corp.	20,900	633
	Shizuoka Bank Ltd.	86,000	631
	Toyo Suisan Kaisha Ltd.	14,700	626
	Dai Nippon Printing Co. Ltd.	33,900	613
	Sohgo Security Services Co. Ltd.	13,500	610
	Teijin Ltd.	35,100	606
	Mazda Motor Corp.	75,700	602
	Daifuku Co. Ltd.	6,100	586
	Santen Pharmaceutical Co. Ltd.	41,600	573
	Seiko Epson Corp.	34,400	570
	Kuraray Co. Ltd.	50,200	565
	Showa Denko KK	23,000	564
		Shares	Market Value• ($000)
	Haseko Corp.	45,100	561
	Isuzu Motors Ltd.	52,000	547
	Air Water Inc.	32,700	540
	Disco Corp.	1,700	536
	Pigeon Corp.	14,800	536
	MEIJI Holdings Co. Ltd.	8,200	522
*	Renesas Electronics Corp.	46,500	512
	Kaken Pharmaceutical Co. Ltd.	12,800	511
	Aozora Bank Ltd.	23,900	508
	Rohm Co. Ltd.	5,100	505
	Keio Corp.	6,700	503
	Lion Corp.	26,200	503
	MISUMI Group Inc.	16,300	500
	Marui Group Co. Ltd.	25,700	493
	Anritsu Corp.	22,700	485
	Koito Manufacturing Co. Ltd.	7,200	484
	Sumitomo Dainippon Pharma Co. Ltd.	30,200	480
	Nihon M&A Center Inc.	8,800	480
	Taiheiyo Cement Corp.	18,900	474
	Daito Trust Construction Co. Ltd.	4,100	458
*	ANA Holdings Inc.	18,541	448
	MonotaRO Co. Ltd.	7,700	443
	Fukuoka Financial Group Inc.	24,400	441
	NGK Spark Plug Co. Ltd.	25,400	434
*	Japan Airlines Co. Ltd.	18,123	434
	Nissan Chemical Corp.	7,800	427
	Nikon Corp.	47,400	424
	Yamada Holdings Co. Ltd.	87,500	420
	Coca-Cola Bottlers Japan Holdings Inc.	24,000	415
	CyberAgent Inc.	6,500	393
	Alfresa Holdings Corp.	20,200	391
	Seibu Holdings Inc.	31,800	383
	Capcom Co. Ltd.	6,100	370
	Kobayashi Pharmaceutical Co. Ltd.	3,800	360
	Hankyu Hanshin Holdings Inc.	10,500	351
	Ryohin Keikaku Co. Ltd.	15,200	344
	Sac's Bar Holdings Inc.	57,800	342
	Trend Micro Inc.	7,000	338
	GMO Payment Gateway Inc.	2,500	331
	Nissin Foods Holdings Co. Ltd.	4,200	317
	Miura Co. Ltd.	6,000	312
	Sinanen Holdings Co. Ltd.	10,600	306
	Konica Minolta Inc.	59,400	303

37

ESG International Stock ETF
		Shares	Market Value• ($000)
	Alps Alpine Co. Ltd.	22,700	302
	TIS Inc.	14,100	294
	Hirose Electric Co. Ltd.	2,000	293
	Ibiden Co. Ltd.	7,000	286
	Nabtesco Corp.	6,700	286
	Nippon Express Co. Ltd.	3,800	284
*	Skylark Holdings Co. Ltd.	18,000	280
	Hikari Tsushin Inc.	1,400	278
	Kose Corp.	1,700	273
	Otsuka Corp.	5,800	269
	Kansai Paint Co. Ltd.	10,200	267
	Nippon Building Fund Inc.	43	263
*	PeptiDream Inc.	5,500	262
	Casio Computer Co. Ltd.	13,100	254
	JSR Corp.	8,400	252
	Kakaku.com Inc.	7,900	252
	Hoshizaki Corp.	2,800	247
	Tokyo Century Corp.	3,600	237
	Keisei Electric Railway Co. Ltd.	6,500	236
	Sushiro Global Holdings Ltd.	5,900	221
*	Fujita Kanko Inc.	12,200	220
	Nippon Shinyaku Co. Ltd.	3,200	218
	Maezawa Kasei Industries Co. Ltd.	23,900	214
	Oracle Corp. Japan	2,100	213
	Koei Tecmo Holdings Co. Ltd.	3,800	213
	Japan Post Insurance Co. Ltd.	10,339	213
	Hakuhodo DY Holdings Inc.	12,600	209
	Kyushu Railway Co.	8,000	209
	THK Co. Ltd.	6,300	205
	Japan Post Bank Co. Ltd.	21,400	205
	USS Co. Ltd.	10,500	200
*	Right On Co. Ltd.	34,400	198
	GLP J-Reit	120	194
	Nomura Real Estate Master Fund Inc.	126	190
	Tokyu Fudosan Holdings Corp.	30,000	189
	Persol Holdings Co. Ltd.	9,300	186
	Nippon Prologis REIT Inc.	61	186
	Welcia Holdings Co. Ltd.	5,800	185
	BayCurrent Consulting Inc.	900	182
	Asics Corp.	11,000	181
	PC Depot Corp.	38,100	181
	Shares	Market Value• ($000)
Denka Co. Ltd.	4,700	178
Rinnai Corp.	1,700	172
NET One Systems Co. Ltd.	5,500	171
Amada Co. Ltd.	13,900	170
Matsumotokiyoshi Holdings Co. Ltd.	4,200	166
Open House Co. Ltd.	4,300	165
TechnoPro Holdings Inc.	2,200	161
Sharp Corp.	8,400	160
Iwatani Corp.	2,800	160
SCREEN Holdings Co. Ltd.	2,000	157
Itochu Techno-Solutions Corp.	5,000	154
Rohto Pharmaceutical Co. Ltd.	5,700	153
Nichirei Corp.	5,800	151
Ito En Ltd.	2,700	149
Nifco Inc.	4,300	149
Shinsei Bank Ltd.	10,395	149
Suzuken Co. Ltd.	3,800	145
Goldwin Inc.	2,100	145
Nippon Sanso Holdings Corp.	7,400	140
Hino Motors Ltd.	14,300	135
Tokyo Ohka Kogyo Co. Ltd.	2,200	130
Tokyo Tatemono Co. Ltd.	9,000	129
J Front Retailing Co. Ltd.	13,400	129
Isetan Mitsukoshi Holdings Ltd.	17,600	129
House Foods Group Inc.	3,800	127
Sumitomo Forestry Co. Ltd.	7,000	126
Fancl Corp.	3,500	125
Tokai Carbon Co. Ltd.	9,100	124
Kagome Co. Ltd.	4,000	119
K's Holdings Corp.	8,700	117
Advance Residence Investment Corp.	38	116
Medipal Holdings Corp.	5,800	115
Nankai Electric Railway Co. Ltd.	4,600	111
Yamazaki Baking Co. Ltd.	6,600	111
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	111
Zensho Holdings Co. Ltd.	4,100	110
Shimamura Co. Ltd.	1,100	110
Calbee Inc.	4,100	108
DeNA Co. Ltd.	5,400	107
Kyowa Exeo Corp.	4,100	105
Ain Holdings Inc.	1,600	104

38

ESG International Stock ETF
		Shares	Market Value• ($000)
	Orix JREIT Inc.	61	104
	Nihon Unisys Ltd.	3,600	104
	Nihon Kohden Corp.	3,800	103
	Cybozu Inc.	4,700	103
	Shinko Electric Industries Co. Ltd.	3,800	103
	Mebuki Financial Group Inc.	47,800	102
	GMO internet Inc.	3,400	101
	Ulvac Inc.	2,200	100
	Hirogin Holdings Inc.	16,900	100
	JTEKT Corp.	9,100	97
	Kewpie Corp.	4,500	97
	Tokyo Seimitsu Co. Ltd.	2,200	96
	SCSK Corp.	1,600	95
	Lawson Inc.	2,000	94
	Ezaki Glico Co. Ltd.	2,300	94
	Zenkoku Hosho Co. Ltd.	2,000	92
	Morinaga Milk Industry Co. Ltd.	2,000	91
	Sugi Holdings Co. Ltd.	1,300	90
	As One Corp.	700	90
*	RENOVA Inc.	2,900	90
	Nomura Real Estate Holdings Inc.	3,900	88
	JCR Pharmaceuticals Co. Ltd.	2,600	88
	Outsourcing Inc.	5,700	88
	Acom Co. Ltd.	19,000	85
	FP Corp.	2,200	85
	Industrial & Infrastructure Fund Investment Corp.	49	85
*	SHIFT Inc.	700	85
	Toyo Seikan Group Holdings Ltd.	6,700	84
	Seino Holdings Co. Ltd.	5,900	83
	Nishi-Nippon Railroad Co. Ltd.	2,900	82
	AEON Financial Service Co. Ltd.	6,300	81
	Zeon Corp.	5,500	81
	Mabuchi Motor Co. Ltd.	1,700	76
	NOK Corp.	5,500	76
	Aica Kogyo Co. Ltd.	2,200	76
	Fuji Oil Holdings Inc.	2,700	75
	Kyushu Financial Group Inc.	18,500	75
	Furukawa Electric Co. Ltd.	2,800	74
	Intage Holdings Inc.	6,900	74
	JAFCO Group Co. Ltd.	1,200	74
	Japan Prime Realty Investment Corp.	20	73
	Sanwa Holdings Corp.	5,900	73
	Jeol Ltd.	1,900	72
	Daido Steel Co. Ltd.	1,700	71
		Shares	Market Value• ($000)
	H.U. Group Holdings Inc.	2,300	71
*	Mitsubishi Motors Corp.	24,900	71
	GS Yuasa Corp.	2,400	71
	Toyo Tire Corp.	4,000	70
	cocokara fine Inc.	1,000	70
	Nippon Shokubai Co. Ltd.	1,300	69
	Monex Group Inc.	8,200	69
	Hachijuni Bank Ltd.	20,300	67
	Izumi Co. Ltd.	1,800	67
	Iyo Bank Ltd.	11,600	67
	Toagosei Co. Ltd.	6,100	67
	Asahi Holdings Inc.	1,800	67
*	Fujikura Ltd.	13,500	66
	Pola Orbis Holdings Inc.	2,900	66
*	Kawasaki Kisen Kaisha Ltd.	3,400	65
	Japan Logistics Fund Inc.	22	65
	Dowa Holdings Co. Ltd.	1,600	64
	Mitsui High-Tec Inc.	1,600	64
	Chugoku Bank Ltd.	7,900	63
	CKD Corp.	2,900	63
	NEC Networks & System Integration Corp.	3,800	63
	Topcon Corp.	5,000	63
	Yamaguchi Financial Group Inc.	9,900	61
	Sanken Electric Co. Ltd.	1,200	61
	Daiichikosho Co. Ltd.	1,500	60
	AEON REIT Investment Corp.	43	60
	Sawai Pharmaceutical Co. Ltd.	1,300	59
	Hazama Ando Corp.	7,900	59
	Morinaga & Co. Ltd.	1,600	58
	Nagase & Co. Ltd.	3,700	58
	Systena Corp.	3,300	58
	Mitsui Fudosan Logistics Park Inc.	12	58
	Takara Bio Inc.	2,100	57
	ADEKA Corp.	3,400	57
	Maruichi Steel Tube Ltd.	2,500	57
	Nitto Boseki Co. Ltd.	1,500	57
	Shoei Co. Ltd.	1,500	57
	LaSalle Logiport REIT	38	57
	Aeon Mall Co. Ltd.	3,300	56
	Ushio Inc.	4,500	56
	Nippon Accommodations Fund Inc.	10	56
	OSG Corp.	3,000	54
	Sotetsu Holdings Inc.	2,300	54
	Mori Hills REIT Investment Corp.	39	54

39

ESG International Stock ETF
		Shares	Market Value• ($000)
	Rengo Co. Ltd.	6,700	54
	Seven Bank Ltd.	23,500	53
	Kureha Corp.	800	53
	Nippon Kanzai Co. Ltd.	2,700	53
	Takuma Co. Ltd.	2,700	53
	Kenedix Office Investment Corp.	8	53
	DIC Corp.	2,100	52
	DMG Mori Co. Ltd.	3,400	52
	Toyoda Gosei Co. Ltd.	2,000	52
	Colowide Co. Ltd.	2,700	52
	Meitec Corp.	1,000	52
	Takashimaya Co. Ltd.	5,000	51
*	UT Group Co. Ltd.	1,600	51
	Daicel Corp.	6,800	50
	OKUMA Corp.	900	50
*	Yoshinoya Holdings Co. Ltd.	2,500	50
	Iriso Electronics Co. Ltd.	1,100	50
	Benesse Holdings Inc.	2,400	49
	Fujitsu General Ltd.	1,800	49
	Nippon Kayaku Co. Ltd.	5,000	49
	Tokuyama Corp.	1,900	48
	Nippo Corp.	1,800	47
	Gunma Bank Ltd.	14,300	46
	Sankyu Inc.	1,100	46
	Digital Garage Inc.	1,200	46
	Mitsubishi UFJ Lease & Finance Co. Ltd.	8,300	45
	Hokuhoku Financial Group Inc.	5,000	45
	Wacoal Holdings Corp.	2,100	45
	TS Tech Co. Ltd.	1,600	45
	Fuji Seal International Inc.	2,200	45
	en-japan Inc.	1,500	45
	Nishimatsu Construction Co. Ltd.	1,800	45
	Daio Paper Corp.	2,400	45
	Ariake Japan Co. Ltd.	700	44
	Hitachi Transport System Ltd.	1,400	44
	Mitsubishi Logistics Corp.	1,400	44
	Sumitomo Rubber Industries Ltd.	3,900	44
	Yokohama Rubber Co. Ltd.	2,500	44
	Daiseki Co. Ltd.	1,400	44
	Maruwa Unyu Kikan Co. Ltd.	2,400	44
	Activia Properties Inc.	10	44
	Hitachi Capital Corp.	1,600	43
	Kaneka Corp.	1,100	43
	Shiga Bank Ltd.	2,200	43
		Shares	Market Value• ($000)
	Tri Chemical Laboratories Inc.	1,200	43
	Information Services International-Dentsu Ltd.	1,200	42
	Kokuyo Co. Ltd.	2,900	42
	Nojima Corp.	1,600	42
	Anicom Holdings Inc.	4,400	42
	Kansai Mirai Financial Group Inc.	7,500	42
	Toyobo Co. Ltd.	3,200	41
	Sanrio Co. Ltd.	2,500	41
	Nippon Light Metal Holdings Co. Ltd.	2,090	41
	Kenedix Residential Next Investment Corp.	23	41
	77 Bank Ltd.	3,000	40
	Musashi Seimitsu Industry Co. Ltd.	2,400	40
	Fuji Soft Inc.	800	40
	Hokkoku Bank Ltd.	1,600	40
	MOS Food Services Inc.	1,400	40
	Daishi Hokuetsu Financial Group Inc.	1,800	40
	Milbon Co. Ltd.	700	39
	Nisshin Oillio Group Ltd.	1,300	39
	Curves Holdings Co. Ltd.	4,200	39
	Mirait Holdings Corp.	2,400	38
	ASKUL Corp.	1,100	37
	Kiyo Bank Ltd.	2,700	37
	Mitsuuroko Group Holdings Co. Ltd.	3,200	37
	Yaoko Co. Ltd.	600	37
	Starts Proceed Investment Corp.	18	37
	NIPPON REIT Investment Corp.	10	37
	Kyudenko Corp.	1,100	36
	Nippon Electric Glass Co. Ltd.	1,600	36
	Awa Bank Ltd.	1,700	36
	Fujimori Kogyo Co. Ltd.	900	36
	Heiwa Real Estate Co. Ltd.	1,100	36
	Kisoji Co. Ltd.	1,600	36
	Ogaki Kyoritsu Bank Ltd.	1,900	36
	Sumitomo Bakelite Co. Ltd.	900	36
*	Create Restaurants Holdings Inc.	4,500	36
	Invesco Office J-Reit Inc.	219	36
	Kenedix Retail REIT Corp.	14	36
	Lintec Corp.	1,600	35
	Nipro Corp.	2,800	35

40

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kurimoto Ltd.	2,200	35
	Bank of Nagoya Ltd.	1,300	35
	Nextage Co. Ltd.	2,200	35
	Daiwa Securities Living Investments Corp.	36	35
	Takara Leben Real Estate Investment Corp.	35	35
	Kyokuyo Co. Ltd.	1,200	34
	Toyo Ink SC Holdings Co. Ltd.	1,900	34
	S-Pool Inc.	3,600	34
	Strike Co. Ltd.	800	34
*	Aiful Corp.	12,400	33
	Resorttrust Inc.	1,900	33
	Glory Ltd.	1,500	33
*	NTN Corp.	11,400	33
	Fukui Bank Ltd.	1,900	33
	Joshin Denki Co. Ltd.	1,200	33
	Juroku Bank Ltd.	1,800	33
	Ryoyo Electro Corp.	1,300	33
	Tadano Ltd.	3,500	33
	Insource Co. Ltd.	1,600	33
	Comforia Residential REIT Inc.	11	33
	NHK Spring Co. Ltd.	4,300	32
	Fujikura Kasei Co. Ltd.	6,600	32
	Ichikoh Industries Ltd.	4,600	32
	Saibu Gas Co. Ltd.	1,200	32
	Paramount Bed Holdings Co. Ltd.	800	32
	Micronics Japan Co. Ltd.	2,000	31
	Bank of Okinawa Ltd.	1,200	31
	Citizen Watch Co. Ltd.	8,300	30
	Megmilk Snow Brand Co. Ltd.	1,500	30
	Japan Lifeline Co. Ltd.	2,400	30
	Shinwa Co. Ltd.	1,600	30
	Kohnan Shoji Co. Ltd.	1,100	30
	Infocom Corp.	1,200	30
	Sumitomo Osaka Cement Co. Ltd.	900	30
	TKC Corp.	500	30
	Transcosmos Inc.	1,200	30
	Star Asia Investment Corp.	59	30
	Megachips Corp.	900	29
	Enplas Corp.	700	29
	San-In Godo Bank Ltd.	6,400	29
	Japan Material Co. Ltd.	2,300	29
	Joyful Honda Co. Ltd.	2,300	29
	Premier Investment Corp.	21	29
	Toyota Boshoku Corp.	1,800	28
	Aiphone Co. Ltd.	1,700	28
		Shares	Market Value• ($000)
	Fuso Pharmaceutical Industries Ltd.	1,200	28
	Shizuoka Gas Co. Ltd.	3,200	28
	Organo Corp.	500	28
	Key Coffee Inc.	1,400	28
	Okura Industrial Co. Ltd.	1,600	28
*	Ringer Hut Co. Ltd.	1,300	28
	Valor Holdings Co. Ltd.	1,300	28
	Zuiko Corp.	2,800	28
	Hoshino Resorts REIT Inc.	5	28
	Mitsubishi Estate Logistics REIT Investment Corp.	7	28
	Samty Residential Investment Corp.	26	28
	GMO GlobalSign Holdings KK	400	28
	Tokai Tokyo Financial Holdings Inc.	8,000	27
	Hiday Hidaka Corp.	1,700	27
	Ichibanya Co. Ltd.	600	27
	Hokkan Holdings Ltd.	2,000	27
	Kumiai Chemical Industry Co. Ltd.	3,400	27
	Nippon Seiki Co. Ltd.	2,300	27
	Artnature Inc.	4,400	27
	TOKAI Holdings Corp.	3,100	27
	One REIT Inc.	10	27
	Canon Marketing Japan Inc.	1,200	26
	Kintetsu World Express Inc.	1,000	26
	Mandom Corp.	1,500	26
	Okamura Corp.	2,500	26
	San-Ai Oil Co. Ltd.	2,600	26
	Heiwa Real Estate REIT Inc.	18	26
	Nippon Paper Industries Co. Ltd.	1,900	25
	Chuo Spring Co. Ltd.	900	25
	Tsubakimoto Chain Co.	900	25
	ValueCommerce Co. Ltd.	900	25
	North Pacific Bank Ltd.	10,800	25
	I'll Inc.	1,600	25
	Nisshinbo Holdings Inc.	3,200	24
	Bank of the Ryukyus Ltd.	3,300	24
	KFC Holdings Japan Ltd.	900	24
	Nomura Co. Ltd.	3,100	24
	Tocalo Co. Ltd.	1,900	24
	Riken Technos Corp.	5,300	24
	Showa Sangyo Co. Ltd.	800	24
	Topre Corp.	1,700	24
	Toho Holdings Co. Ltd.	1,400	24
	Toyo Corp.	2,400	24

41

ESG International Stock ETF
		Shares	Market Value• ($000)
	Yokowo Co. Ltd.	900	24
	Toridoll Holdings Corp.	1,700	24
	Bell System24 Holdings Inc.	1,500	24
*	Raksul Inc.	700	24
	Tokyu REIT Inc.	14	24
	Itoham Yonekyu Holdings Inc.	3,400	23
	Fujiya Co. Ltd.	1,100	23
	Kyodo Printing Co. Ltd.	800	23
	Mitsubishi Pencil Co. Ltd.	1,800	23
	Morita Holdings Corp.	1,400	23
	Nippon Densetsu Kogyo Co. Ltd.	1,300	23
	Rock Field Co. Ltd.	1,600	23
	Yushiro Chemical Industry Co. Ltd.	2,300	23
	KYORIN Holdings Inc.	1,300	23
	Monogatari Corp.	400	23
	Japan Aviation Electronics Industry Ltd.	1,400	22
	Maeda Road Construction Co. Ltd.	1,100	22
	Aomori Bank Ltd.	1,000	22
	Furuno Electric Co. Ltd.	2,200	22
	Nagaileben Co. Ltd.	900	22
	Okasan Securities Group Inc.	5,900	22
	Riken Keiki Co. Ltd.	900	22
*	Royal Holdings Co. Ltd.	1,200	22
*	Toho Co. Ltd. (Kobe)	1,300	22
	Tsugami Corp.	1,500	22
	Earth Corp.	400	22
	Daito Pharmaceutical Co. Ltd.	700	22
	United Arrows Ltd.	1,100	21
	Chuetsu Pulp & Paper Co. Ltd.	1,900	21
	Cosel Co. Ltd.	2,100	21
	Central Sports Co. Ltd.	900	21
	Adastria Co. Ltd.	1,100	21
	Eizo Corp.	600	21
	JP-Holdings Inc.	7,800	21
	Ryoden Corp.	1,400	21
	Sanyo Denki Co. Ltd.	400	21
	Seiren Co. Ltd.	1,200	21
	Taikisha Ltd.	800	21
	Ohara Inc.	1,100	21
	UACJ Corp.	900	21
	Restar Holdings Corp.	1,100	21
	Hulic Reit Inc.	13	21
	Belluna Co. Ltd.	2,000	20
*	Kappa Create Co. Ltd.	1,400	20
	Kato Sangyo Co. Ltd.	600	20
		Shares	Market Value• ($000)
	Achilles Corp.	1,500	20
	Tokyo Electron Device Ltd.	600	20
	Nihon Parkerizing Co. Ltd.	2,000	20
	Mitsubishi Logisnext Co. Ltd.	1,900	20
	Noritsu Koki Co. Ltd.	900	20
*	Sagami Holdings Corp.	1,800	20
	Senko Group Holdings Co. Ltd.	2,100	20
	ASKA Pharmaceutical Co. Ltd.	1,600	20
	Torishima Pump Manufacturing Co. Ltd.	2,600	20
	Toyo Kanetsu KK	800	20
	MCJ Co. Ltd.	2,300	20
	Takamiya Co. Ltd.	4,200	20
	SB Technology Corp.	700	20
	TechMatrix Corp.	1,300	20
	Japan Securities Finance Co. Ltd.	3,400	19
	Keihanshin Building Co. Ltd.	1,300	19
	Mitsubishi Paper Mills Ltd.	5,800	19
	Mochida Pharmaceutical Co. Ltd.	500	19
	Nissha Co. Ltd.	1,500	19
	Totetsu Kogyo Co. Ltd.	800	19
	Global One Real Estate Investment Corp.	17	19
	Fukuoka REIT Corp.	12	19
	Exedy Corp.	1,200	18
	Nishi-Nippon Financial Holdings Inc.	2,700	18
	Koa Corp.	1,300	18
	Mitsui-Soko Holdings Co. Ltd.	900	18
	Nichicon Corp.	1,800	18
	Toshiba TEC Corp.	500	18
*	Vision Inc.	1,600	18
	Fujio Food Group Inc.	1,400	18
	Argo Graphics Inc.	600	17
	Studio Alice Co. Ltd.	900	17
	Meiko Network Japan Co. Ltd.	3,200	17
*	Leopalace21 Corp.	13,500	17
	Nanto Bank Ltd.	1,000	17
	Nippon Suisan Kaisha Ltd.	3,600	17
	Noritake Co. Ltd.	500	17
	Nissin Corp.	1,300	17
	Daihen Corp.	400	17
	Shinko Shoji Co. Ltd.	2,400	17
	Tokushu Tokai Paper Co. Ltd.	400	17

42

ESG International Stock ETF
		Shares	Market Value• ($000)
	Broadleaf Co. Ltd.	3,600	17
	Tokyo Kiraboshi Financial Group Inc.	1,500	17
	Maxvalu Tokai Co. Ltd.	700	17
	IDOM Inc.	2,700	16
	Alpha Systems Inc.	500	16
	Hanwa Co. Ltd.	600	16
	Hokuto Corp.	800	16
	Marudai Food Co. Ltd.	1,000	16
	Mizuno Corp.	800	16
	Oiles Corp.	1,000	16
	Optex Group Co. Ltd.	1,100	16
*	Plenus Co. Ltd.	900	16
	Ryosan Co. Ltd.	800	16
	ST Corp.	900	16
	Japan Transcity Corp.	3,200	16
	Mizuho Leasing Co. Ltd.	500	16
	Taiko Pharmaceutical Co. Ltd.	1,300	16
	Media Do Co. Ltd.	300	16
	Okumura Corp.	600	15
	Ehime Bank Ltd.	1,600	15
	Eiken Chemical Co. Ltd.	800	15
	Ichiyoshi Securities Co. Ltd.	2,700	15
	Ines Corp.	1,200	15
	Musashino Bank Ltd.	1,000	15
	Nichi-iko Pharmaceutical Co. Ltd.	1,700	15
	Nissan Shatai Co. Ltd.	2,100	15
	Noritz Corp.	1,000	15
	Shibuya Corp.	500	15
	Tachibana Eletech Co. Ltd.	1,000	15
	Yushin Precision Equipment Co. Ltd.	1,700	15
	Yokogawa Bridge Holdings Corp.	800	15
	Kyokuto Securities Co. Ltd.	2,000	15
	Koshidaka Holdings Co. Ltd.	2,800	15
	Create SD Holdings Co. Ltd.	500	15
	Enigmo Inc.	1,400	15
*	Atrae Inc.	500	15
	Happinet Corp.	1,000	14
	Avex Inc.	1,000	14
	Aichi Bank Ltd.	500	14
	Fuso Chemical Co. Ltd.	400	14
	Hioki EE Corp.	400	14
	Tsukuba Bank Ltd.	7,900	14
	Kenko Mayonnaise Co. Ltd.	800	14
	Kita-Nippon Bank Ltd.	800	14
		Shares	Market Value• ($000)
	Maruzen Showa Unyu Co. Ltd.	500	14
	Oita Bank Ltd.	700	14
	WATAMI Co. Ltd.	1,500	14
	World Holdings Co. Ltd.	600	14
	Linical Co. Ltd.	1,900	14
	Macromill Inc.	1,700	14
	Hankyu Hanshin REIT Inc.	10	14
	Japan Excellent Inc.	11	14
	Autobacs Seven Co. Ltd.	1,000	13
	Tomy Co. Ltd.	1,400	13
	Toppan Forms Co. Ltd.	1,400	13
	Relia Inc.	1,000	13
	Keiyo Bank Ltd.	3,100	13
	BML Inc.	400	13
*	FDK Corp.	1,000	13
	Axial Retailing Inc.	300	13
	Hodogaya Chemical Co. Ltd.	300	13
	Nitta Corp.	600	13
	Sanshin Electronics Co. Ltd.	700	13
	Shima Seiki Manufacturing Ltd.	600	13
	Tochigi Bank Ltd.	8,000	13
	Zojirushi Corp.	800	13
	Fuyo General Lease Co. Ltd.	200	13
	JCU Corp.	400	13
	Alpen Co. Ltd.	600	13
	Duskin Co. Ltd.	500	13
	Link & Motivation Inc.	2,600	13
	TOMONY Holdings Inc.	4,400	13
	Feed One Co. Ltd.	1,580	13
	Japan Medical Dynamic Marketing Inc.	700	13
	Proto Corp.	1,200	13
	Mori Trust Hotel Reit Inc.	10	13
	Daiichi Jitsugyo Co. Ltd.	300	12
	Roland DG Corp.	700	12
	Geo Holdings Corp.	1,100	12
	Hosokawa Micron Corp.	200	12
	Kitagawa Corp.	900	12
	Maeda Corp.	1,400	12
	Marvelous Inc.	1,400	12
	Matsuda Sangyo Co. Ltd.	700	12
	Hyakugo Bank Ltd.	4,200	12
	Prima Meat Packers Ltd.	400	12
	Rokko Butter Co. Ltd.	800	12
	Shimizu Bank Ltd.	800	12

43

ESG International Stock ETF
		Shares	Market Value• ($000)
	SWCC Showa Holdings Co. Ltd.	800	12
	Shin Nippon Air Technologies Co. Ltd.	600	12
	Sumida Corp.	1,300	12
	Sumitomo Warehouse Co. Ltd.	900	12
	Unipres Corp.	1,400	12
	Yodogawa Steel Works Ltd.	600	12
	Starzen Co. Ltd.	300	12
	Yonex Co. Ltd.	2,000	12
	Hirata Corp.	200	12
	BeNEXT Group Inc.	900	12
	Pasona Group Inc.	700	12
	ARTERIA Networks Corp.	800	12
	Maruha Nichiro Corp.	500	12
	Yamashin-Filter Corp.	1,500	12
	Moriroku Holdings Co. Ltd.	600	12
	Mirai Corp.	28	12
	Matsui Securities Co. Ltd.	1,300	11
	Bank of Saga Ltd.	800	11
	MTI Ltd.	1,400	11
	Fukushima Galilei Co. Ltd.	300	11
	Fujimi Inc.	300	11
	Fujibo Holdings Inc.	300	11
	Elematec Corp.	1,200	11
	Miyazaki Bank Ltd.	500	11
	Kaga Electronics Co. Ltd.	500	11
	Komatsu Matere Co. Ltd.	1,200	11
	Kyokuto Kaihatsu Kogyo Co. Ltd.	800	11
	Kyosan Electric Manufacturing Co. Ltd.	2,800	11
	Halows Co. Ltd.	400	11
	Ichigo Inc.	3,400	11
	Nichiha Corp.	400	11
*	Nippon Chemi-Con Corp.	700	11
	Nissin Electric Co. Ltd.	900	11
	Nippon Koei Co. Ltd.	400	11
	Okamoto Industries Inc.	300	11
	Pacific Metals Co. Ltd.	500	11
	Riso Kagaku Corp.	900	11
	Shikoku Bank Ltd.	1,600	11
	SMK Corp.	400	11
	Toho Bank Ltd.	5,700	11
	Shibaura Machine Co. Ltd.	400	11
	Towa Bank Ltd.	1,700	11
		Shares	Market Value• ($000)
	Japan Best Rescue System Co. Ltd.	1,300	11
	Mie Kotsu Group Holdings Inc.	2,300	11
	Fixstars Corp.	1,200	11
	G-7 Holdings Inc.	500	11
	SKY Perfect JSAT Holdings Inc.	2,300	10
	Belc Co. Ltd.	200	10
	Teikoku Electric Manufacturing Co. Ltd.	900	10
*	Descente Ltd.	600	10
	V Technology Co. Ltd.	200	10
	DyDo Group Holdings Inc.	200	10
	Itoki Corp.	2,900	10
	Matsuyafoods Holdings Co. Ltd.	300	10
	Michinoku Bank Ltd.	1,000	10
	Miroku Jyoho Service Co. Ltd.	500	10
	Nichiden Corp.	500	10
	Valqua Ltd.	500	10
	Hyakujushi Bank Ltd.	700	10
	Honeys Holdings Co. Ltd.	1,000	10
	Tosei Corp.	1,100	10
	T-Gaia Corp.	600	10
	Tachi-S Co. Ltd.	1,000	10
	Takasago Thermal Engineering Co. Ltd.	700	10
	Taiyo Holdings Co. Ltd.	200	10
	TPR Co. Ltd.	700	10
	Pack Corp.	400	10
	Tonami Holdings Co. Ltd.	200	10
	Toli Corp.	4,500	10
	Tsurumi Manufacturing Co. Ltd.	600	10
	Asahi Co. Ltd.	700	10
	Gurunavi Inc.	1,600	10
	San ju San Financial Group Inc.	800	10
	CMK Corp.	2,400	9
	Chugoku Marine Paints Ltd.	1,000	9
	Godo Steel Ltd.	500	9
	PIA Corp.	300	9
	Kanaden Corp.	800	9
	Piolax Inc.	600	9
	Nippon Signal Co. Ltd.	1,000	9
	Sekisui Jushi Corp.	500	9
	Toa Corp.	400	9
	Doutor Nichires Holdings Co. Ltd.	600	9
	YAMABIKO Corp.	900	9

44

ESG International Stock ETF
		Shares	Market Value• ($000)
	Senshu Ikeda Holdings Inc.	5,700	9
*	CHIMNEY Co. Ltd.	700	9
	World Co. Ltd.	700	9
	Nisso Corp.	1,200	9
*	Japan Display Inc.	19,700	9
	KH Neochem Co. Ltd.	400	9
	Advan Co. Ltd.	800	8
	Central Glass Co. Ltd.	400	8
	Chukyo Bank Ltd.	500	8
	Dai Nippon Toryo Co. Ltd.	1,000	8
*	Daisyo Corp.	800	8
	Idec Corp.	500	8
	Kansai Super Market Ltd.	800	8
	Koatsu Gas Kogyo Co. Ltd.	1,200	8
	Okinawa Electric Power Co. Inc.	630	8
	Dai-Dan Co. Ltd.	300	8
	Tokai Corp.	400	8
	Uchida Yoko Co. Ltd.	200	8
	Gree Inc.	1,600	8
	Orient Corp.	5,000	7
*	KNT-CT Holdings Co. Ltd.	600	7
	Neturen Co. Ltd.	1,500	7
	Oki Electric Industry Co. Ltd.	700	7
	Okuwa Co. Ltd.	700	7
	Raito Kogyo Co. Ltd.	400	7
	Sinko Industries Ltd.	400	7
	Solasto Corp.	500	7
	H2O Retailing Corp.	700	6
	Gakken Holdings Co. Ltd.	400	6
	PAL GROUP Holdings Co. Ltd.	400	6
	Sumitomo Mitsui Construction Co. Ltd.	1,300	6
	Nippon Soda Co. Ltd.	200	6
	Nitto Kogyo Corp.	300	6
	Riken Vitamin Co. Ltd.	500	6
	Shinmaywa Industries Ltd.	700	6
	NS United Kaiun Kaisha Ltd.	400	6
	Taki Chemical Co. Ltd.	100	6
	Towa Pharmaceutical Co. Ltd.	300	6
*	J Trust Co. Ltd.	2,100	5
	Chiyoda Integre Co. Ltd.	300	5
	Computer Engineering & Consulting Ltd.	400	5
	Kanematsu Corp.	400	5
		Shares	Market Value• ($000)
	Ohsho Food Service Corp.	100	5
	Pacific Industrial Co. Ltd.	500	5
	Sanoh Industrial Co. Ltd.	600	5
*	Akebono Brake Industry Co. Ltd.	2,700	4
	Obara Group Inc.	100	4
	Kameda Seika Co. Ltd.	100	4
	Kanamoto Co. Ltd.	200	4
	Sangetsu Corp.	300	4
*	Toho Zinc Co. Ltd.	200	4
	Yahagi Construction Co. Ltd.	500	4
	KAWADA TECHNOLOGIES Inc.	100	4
	Sankyo Tateyama Inc.	500	4
	Japan Metropolitan Fund Investment	3	3
	Future Corp.	200	3
	Gunze Ltd.	100	3
	Seiko Holdings Corp.	200	3
*	Nippon Sheet Glass Co. Ltd.	600	3
	Nippon Thompson Co. Ltd.	500	3
	Press Kogyo Co. Ltd.	1,000	3
	Qol Holdings Co. Ltd.	200	3
	Futaba Industrial Co. Ltd.	500	2
	Riken Corp.	100	2
	Tamron Co. Ltd.	100	2
			316,463
Kuwait (0.2%)
	National Bank of Kuwait SAKP	464,854	1,266
	Kuwait Finance House KSCP	271,688	645
	Mobile Telecommunications Co. KSCP	138,233	285
	Agility Public Warehousing Co. KSC	91,224	198
	Gulf Bank KSCP	135,600	97
*	Warba Bank KSCP	97,960	75
	Mabanee Co. KPSC	30,322	70
	National Industries Group Holding SAK	83,406	52
	Kuwait International Bank KSCP	78,096	51
	Burgan Bank SAK	64,356	47

45

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Alimtiaz Investment Group KSC	101,143	37
	Integrated Holding Co. KCSC	21,901	30
			2,853
Malaysia (0.6%)
	Public Bank Bhd.	1,198,400	1,230
	Malayan Banking Bhd.	441,400	875
	CIMB Group Holdings Bhd.	524,100	560
	Top Glove Corp. Bhd.	419,000	541
	Press Metal Aluminium Holdings Bhd.	194,300	464
	Petronas Chemicals Group Bhd.	197,200	361
	Axiata Group Bhd.	350,700	307
	Sime Darby Plantation Bhd.	235,400	284
	Hartalega Holdings Bhd.	108,000	266
	DiGi.Com Bhd.	276,700	253
	IOI Corp. Bhd.	227,000	240
	Maxis Bhd.	204,600	240
	IHH Healthcare Bhd.	180,800	227
	MISC Bhd.	133,874	224
	PPB Group Bhd.	45,400	211
	Sime Darby Bhd.	364,000	204
	Hong Leong Bank Bhd.	43,900	195
	Kuala Lumpur Kepong Bhd.	33,000	192
	AMMB Holdings Bhd.	233,300	182
	Nestle Malaysia Bhd.	4,900	167
	Petronas Gas Bhd.	36,800	149
	RHB Bank Bhd.	109,000	146
	HAP Seng Consolidated Bhd.	67,400	142
	Supermax Corp. Bhd.	116,108	138
	Inari Amertron Bhd.	154,400	137
*	Gamuda Bhd.	165,200	136
	Frontken Corp. Bhd.	96,400	123
	QL Resources Bhd.	74,800	114
	Bursa Malaysia Bhd.	49,900	112
	TIME dotCom Bhd.	31,700	109
	Telekom Malaysia Bhd.	70,582	107
	VS Industry Bhd.	138,400	102
	IJM Corp. Bhd.	260,700	101
	Genting Plantations Bhd.	41,700	98
	Malaysia Airports Holdings Bhd.	61,900	91
	IGB REIT	211,300	88
	Kossan Rubber Industries	89,100	87
*	Alliance Bank Malaysia Bhd.	128,600	84
	Yinson Holdings Bhd.	61,400	81
	Pentamaster Corp. Bhd.	46,050	71
		Shares	Market Value• ($000)
	Malakoff Corp. Bhd.	352,700	70
	Hong Leong Financial Group Bhd.	15,600	65
	ViTrox Corp. Bhd.	15,100	64
	My EG Services Bhd.	119,600	62
	Pavilion REIT	183,300	62
	Westports Holdings Bhd.	56,800	57
	AEON Credit Service M Bhd.	17,300	50
	Sunway Bhd.	125,200	46
	KPJ Healthcare Bhd.	163,000	40
	Scientex Bhd.	38,400	38
	IOI Properties Group Bhd.	113,600	38
	Bermaz Auto Bhd.	110,700	37
	Sunway Construction Group Bhd.	88,900	37
*	YTL Corp. Bhd.	215,863	35
	Fraser & Neave Holdings Bhd.	4,400	34
	Sime Darby Property Bhd.	240,500	34
	Padini Holdings Bhd.	40,200	29
	Muhibbah Engineering M Bhd.	115,300	26
	Malaysia Building Society Bhd.	145,400	24
*	AirAsia Group Bhd.	98,700	22
	Cahya Mata Sarawak Bhd.	36,800	21
	Malaysian Resources Corp. Bhd.	157,800	16
*	UEM Sunrise Bhd.	131,300	13
	SP Setia Bhd. Group	54,100	12
*	Pos Malaysia Bhd.	56,800	12
	Leong Hup International Bhd.	68,700	12
	Astro Malaysia Holdings Bhd.	44,400	10
			10,405
Mexico (0.6%)
	America Movil SAB de CV	2,532,341	1,621
*	Grupo Financiero Banorte SAB de CV	267,100	1,341
	Fomento Economico Mexicano SAB de CV	183,023	1,252
	Wal-Mart de Mexico SAB de CV	419,700	1,197
*	Cemex SAB de CV	1,513,300	1,008
	Grupo Bimbo SAB de CV Class A	290,234	545
[3]	Macquarie Mexico Real Estate Management SA de CV	310,263	374

46

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	23,900	242
	Grupo Elektra SAB de CV	3,455	229
	Fibra Uno Administracion SA de CV	200,100	226
*	Grupo Aeroportuario del Sureste SAB de CV Class B	10,565	198
	PLA Administradora Industrial S de RL de CV	104,100	147
	Gruma SAB de CV Class B	11,925	130
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	22,200	129
	Orbia Advance Corp. SAB de CV	51,600	120
*	Grupo Financiero Inbursa SAB de CV	130,700	118
*	Industrias Penoles SAB de CV	7,930	109
*	Infraestructura Energetica Nova SAB de CV	29,600	103
	Coca-Cola Femsa SAB de CV	18,285	77
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	49,600	75
	Bolsa Mexicana de Valores SAB de CV	33,500	69
*	Telesites SAB de CV	75,400	67
	Prologis Property Mexico SA de CV	32,474	66
*	Regional SAB de CV	14,000	63
	La Comer SAB de CV	30,000	61
*	Grupo Carso SAB de CV	23,600	58
	Arca Continental SAB de CV	12,900	58
	Corp. Inmobiliaria Vesta SAB de CV	26,400	50
	Qualitas Controladora SAB de CV	9,100	50
	Kimberly-Clark de Mexico SAB de CV Class A	30,500	49
	Grupo Cementos de Chihuahua SAB de CV	7,900	49
*,3	Banco del Bajio SA	41,500	48
	Grupo Herdez SAB de CV	22,400	45
*	Genomma Lab Internacional SAB de CV Class B	40,500	41
*	Gentera SAB de CV	76,600	39
		Shares	Market Value• ($000)
*	Alsea SAB de CV	29,400	36
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	34,300	32
	Concentradora Fibra Danhos SA de CV	25,700	32
*	Axtel SAB de CV	100,863	25
	Grupo Comercial Chedraui SA de CV	16,200	25
*	Unifin Financiera SAB de CV	19,474	23
*	Grupo Rotoplas SAB de CV	16,769	22
	El Puerto de Liverpool SAB de CV	5,800	18
*	Credito Real SAB de CV SOFOM ER	32,300	17
	Grupo Lala SAB de CV Class B	22,900	16
[3]	Nemak SAB de CV	33,200	10
			10,310
Netherlands (2.9%)
	ASML Holding NV	31,476	17,851
*,3	Adyen NV	2,154	5,026
*	Prosus NV	33,637	4,010
*	Koninklijke Philips NV	72,513	3,959
	ING Groep NV	306,563	3,358
	Koninklijke DSM NV	14,523	2,395
	Koninklijke Ahold Delhaize NV	82,702	2,184
	Wolters Kluwer NV	23,078	1,829
	Akzo Nobel NV	16,983	1,756
	Koninklijke KPN NV	331,697	1,087
	NN Group NV	22,867	1,056
	ASM International NV	3,837	1,035
	IMCD NV	6,865	845
*	Randstad NV	12,161	813
	Aegon NV	152,804	732
	ASR Nederland NV	16,487	689
	TKH Group NV	7,433	371
*,3	ABN AMRO Bank NV	29,805	343
*,3	Signify NV	7,617	332
*	Galapagos NV	3,835	317
	BE Semiconductor Industries NV	4,094	309
	Koninklijke Vopak NV	4,860	232
	Corbion NV	3,441	196
*	Boskalis Westminster	4,957	153
*	PostNL NV	26,890	114
*,3	Basic-Fit NV	2,409	102
*	OCI NV	4,004	86
	APERAM SA	1,818	76
*,3	GrandVision NV	2,361	72

47

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Eurocommercial Properties NV	3,038	64
*,3	Intertrust NV	3,923	64
[3]	Flow Traders	1,304	53
*	Sligro Food Group NV	1,092	26
	NSI NV	593	24
	Vastned Retail NV	701	20
*	Wereldhave NV	895	15
*	Accell Group NV	378	14
*	TomTom NV	1,235	12
			51,620
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	50,928	1,083
	Spark New Zealand Ltd.	251,012	832
*	Auckland International Airport Ltd.	139,564	762
*	a2 Milk Co. Ltd.	73,620	518
	Contact Energy Ltd.	100,541	495
	Meridian Energy Ltd.	90,581	373
	Ryman Healthcare Ltd.	22,205	234
	Fletcher Building Ltd.	41,932	196
	Infratil Ltd.	30,393	162
	Mercury NZ Ltd.	35,759	156
	Chorus Ltd.	24,295	139
	EBOS Group Ltd.	5,104	105
*	Pushpay Holdings Ltd.	74,424	92
	Summerset Group Holdings Ltd.	7,897	73
	Goodman Property Trust	41,081	66
	Argosy Property Ltd.	44,106	47
	Kiwi Property Group Ltd.	52,969	46
	Freightways Ltd.	4,706	36
	Precinct Properties New Zealand Ltd.	28,678	34
	Vital Healthcare Property Trust	14,834	33
*	Air New Zealand Ltd.	26,170	30
*	Kathmandu Holdings Ltd.	32,990	30
	Heartland Group Holdings Ltd.	21,745	30
	Arvida Group Ltd.	11,767	14
*	Tourism Holdings Ltd.	8,218	13
*	Vista Group International Ltd.	9,184	11
	Scales Corp. Ltd.	3,089	10
*	Synlait Milk Ltd.	1,759	5
			5,625
Norway (0.5%)
	DNB ASA	86,165	1,674
	Mowi ASA	42,569	1,027
	Yara International ASA	19,417	933
	Telenor ASA	57,486	929
		Shares	Market Value• ($000)
	Norsk Hydro ASA	155,310	860
*	Storebrand ASA	80,918	690
*	Nordic Semiconductor ASA	27,319	515
	TOMRA Systems ASA	11,827	505
*	NEL ASA	116,241	337
*	Schibsted ASA Class B	8,701	298
[3]	Scatec ASA	8,545	247
[3]	Entra ASA	9,765	203
*	Adevinta ASA	14,003	195
*	Bakkafrost P/F	2,692	191
	Salmar ASA	2,436	160
	Gjensidige Forsikring ASA	5,807	133
*	Schibsted ASA Class A	2,950	119
	Borregaard ASA	4,990	94
*	Norwegian Finans Holding ASA	8,395	74
	Aker ASA Class A	881	71
*	SpareBank 1 SR-Bank ASA	6,069	70
[3]	BW LPG Ltd.	11,690	69
	SpareBank 1 SMN	5,532	64
*	Atea ASA	3,166	53
	Leroy Seafood Group ASA	5,955	48
	Veidekke ASA	3,082	40
*,3	Sbanken ASA	3,743	36
*	Frontline Ltd.	4,078	28
	Austevoll Seafood ASA	1,525	17
[3]	Elkem ASA	4,052	14
*	Grieg Seafood ASA	1,064	10
			9,704
Pakistan (0.0%)
*	Lucky Cement Ltd.	16,400	92
	Millat Tractors Ltd.	9,500	77
*	SUI Southern Gas Co. Ltd.	865,102	74
	Searle Co. Ltd.	33,818	58
	MCB Bank Ltd.	43,000	50
	Bank Alfalah Ltd.	219,000	46
*	Fauji Cement Co. Ltd.	244,500	38
	Fauji Fertilizer Co. Ltd.	50,537	35
*	National Bank of Pakistan	134,500	31
	Habib Bank Ltd.	35,200	28
	Hub Power Co. Ltd.	40,512	22
*	DG Khan Cement Co. Ltd.	23,500	20
	Kot Addu Power Co. Ltd.	77,500	18
	United Bank Ltd.	21,032	17

48

ESG International Stock ETF
		Shares	Market Value• ($000)
	SUI Northern Gas Pipeline	41,500	10
	Engro Corp. Ltd.	2,420	5
			621
Philippines (0.2%)
	Ayala Land Inc.	673,300	542
	BDO Unibank Inc.	210,960	458
	Bank of the Philippine Islands	223,630	411
	Ayala Corp.	20,270	313
	PLDT Inc.	5,925	157
	International Container Terminal Services Inc.	62,540	155
	Universal Robina Corp.	53,440	141
	Metropolitan Bank & Trust Co.	124,857	130
	Manila Electric Co.	19,170	107
	Security Bank Corp.	29,720	80
	Globe Telecom Inc.	1,805	75
	Jollibee Foods Corp.	20,430	75
	Metro Pacific Investments Corp.	813,000	68
	GT Capital Holdings Inc.	5,680	66
	Robinsons Retail Holdings Inc.	43,330	51
	First Gen Corp.	79,000	49
	Wilcon Depot Inc.	130,900	48
	Century Pacific Food Inc.	115,400	43
	Aboitiz Power Corp.	79,100	39
*	Manila Water Co. Inc.	119,400	38
*	Cebu Air Inc.	33,720	31
	Puregold Price Club Inc.	41,100	31
	Vista Land & Lifescapes Inc.	258,100	23
	Nickel Asia Corp.	163,700	20
	D&L Industries Inc.	101,700	15
	Filinvest Land Inc.	339,000	8
*,3	CEMEX Holdings Philippines Inc.	186,933	5
*,1	Cebu Air Inc. Rights Exp. 03/09/2021	18,476	2
			3,181
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	90,761	728
*	Powszechny Zaklad Ubezpieczen SA	56,181	438
*	Bank Polska Kasa Opieki SA	24,205	436
*	KGHM Polska Miedz SA	8,525	428
*	CD Projekt SA	4,937	310
*,3	Dino Polska SA	2,733	179
*	LPP SA	47	98
	Cyfrowy Polsat SA	9,908	75
		Shares	Market Value• ($000)
*	Santander Bank Polska SA	1,183	67
*	Orange Polska SA	35,360	60
*	KRUK SA	1,119	54
*	Bank Millennium SA	36,166	40
	Asseco Poland SA	2,077	37
*	CCC SA	1,414	36
*	Alior Bank SA	5,709	33
*	mBank SA	411	24
*	AmRest Holdings SE	2,391	20
	Warsaw Stock Exchange	1,564	19
*	Bank Handlowy w Warszawie SA	1,155	12
			3,094
Portugal (0.0%)
	EDP Renovaveis SA	10,631	232
	Jeronimo Martins SGPS SA	13,205	204
	REN - Redes Energeticas Nacionais SGPS SA	46,945	129
*	Banco Comercial Portugues SA	534,629	75
*	CTT-Correios de Portugal SA	16,621	50
	NOS SGPS SA	13,833	46
	Sonae SGPS SA	24,794	20
*,2	Mota-Engil SGPS SA	10,000	18
	Corticeira Amorim SGPS SA	1,299	17
*	Navigator Co. SA	4,298	15
	Altri SGPS SA	1,635	12
			818
Qatar (0.2%)
	Qatar National Bank QPSC	335,850	1,578
	Masraf Al Rayan QSC	270,610	321
	Commercial Bank PSQC	151,448	177
	Qatar Fuel QSC	37,089	171
	Qatar Gas Transport Co. Ltd.	186,348	168
	Mesaieed Petrochemical Holding Co.	245,876	126
	Ooredoo QPSC	55,657	117
	Barwa Real Estate Co.	105,199	93
*	Doha Bank QPSC	147,592	89
	Vodafone Qatar QSC	195,132	76
	United Development Co. QSC	110,458	45
*	Medicare Group	18,270	43
			3,004
Romania (0.0%)
	Banca Transilvania SA	147,397	78

49

ESG International Stock ETF
		Shares	Market Value• ($000)
Russia (0.3%)
	Sberbank of Russia PJSC	781,580	2,835
	Magnit PJSC	4,481	296
	Polyus PJSC	1,472	277
	Novolipetsk Steel PJSC	87,720	263
	Moscow Exchange MICEX-RTS PJSC	93,310	216
	Mobile TeleSystems PJSC	47,820	202
	Inter RAO UES PJSC	2,360,000	162
	Sistema PJSFC	270,300	126
	Detsky Mir PJSC	65,330	124
	PhosAgro PJSC	2,035	111
*	Aeroflot PJSC	112,300	105
	VTB Bank PJSC GDR	98,925	94
	Rostelecom PJSC	63,790	93
	ENEL RUSSIA PJSC	7,609,000	85
	RusHydro PJSC	6,697,000	70
	Mobile TeleSystems PJSC ADR	8,336	69
	Polyus PJSC GDR	736	69
	Unipro PJSC	1,738,000	66
	M.Video PJSC	4,770	52
	Mosenergo PJSC	1,671,000	48
	VTB Bank PJSC	92,410,000	46
	OGK-2 PJSC	3,581,000	37
	Federal Grid Co. Unified Energy System PJSC	12,120,000	35
	ROSSETI PJSC	1,524,000	35
	Rosseti Lenenergo PJSC Preference Shares	15,840	33
	TGC-1 PJSC	209,400,000	31
			5,580
Saudi Arabia (0.4%)
	Al Rajhi Bank	93,184	2,247
	Saudi Telecom Co.	44,384	1,398
	National Commercial Bank	103,409	1,295
	Saudi British Bank	74,866	479
*	Saudi Arabian Mining Co.	29,003	390
*	Etihad Etisalat Co.	30,868	233
	Almarai Co. JSC	15,676	212
	Savola Group	18,588	185
	Arriyadh Development Co.	29,645	143
	Saudi Airlines Catering Co.	7,250	142
	Abdullah Al Othaim Markets Co.	3,721	121
	Yanbu Cement Co.	8,984	110
	Sahara International Petrochemical Co.	18,493	93
		Shares	Market Value• ($000)
*	Saudi Ground Services Co.	9,971	78
*	Fawaz Abdulaziz Al Hokair & Co.	14,562	75
	Saudia Dairy & Foodstuff Co.	1,690	70
*	National Industrialization Co.	17,469	69
	Arabian Centres Co. Ltd.	10,712	62
*	Leejam Sports Co. JSC	2,583	48
	Eastern Province Cement Co.	3,756	42
	Northern Region Cement Co.	11,513	37
	Najran Cement Co.	6,694	35
	Dur Hospitality Co.	4,553	34
	City Cement Co.	4,930	34
*	Hail Cement Co.	7,428	33
*	Mediterranean & Gulf Insurance & Reinsurance Co.	5,236	31
	United International Transportation Co.	2,906	30
*	Saudi Ceramic Co.	2,077	29
*	Aseer Trading Tourism & Manufacturing Co.	4,952	28
*	Astra Industrial Group	3,920	28
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	5,005	28
*	Saudi Public Transport Co.	2,136	13
			7,852
Singapore (0.8%)
	DBS Group Holdings Ltd.	147,800	2,929
	Oversea-Chinese Banking Corp. Ltd.	267,900	2,192
	United Overseas Bank Ltd.	106,700	1,959
	Singapore Telecommunications Ltd.	556,600	976
	Singapore Exchange Ltd.	100,500	748
	Wilmar International Ltd.	167,487	659
	CapitaLand Ltd.	276,900	656
	UOL Group Ltd.	112,700	621
	City Developments Ltd.	102,300	560
	ComfortDelGro Corp. Ltd.	386,300	464
	Ascendas REIT	179,900	393
	Singapore Press Holdings Ltd.	322,800	337
*	Singapore Airlines Ltd.	64,700	240

50

ESG International Stock ETF
		Shares	Market Value• ($000)
	Venture Corp. Ltd.	13,200	188
	Frasers Logistics & Commercial Trust	155,989	161
	Keppel DC REIT	65,128	133
	Frasers Centrepoint Trust	56,919	107
*	Sembcorp Marine Ltd.	883,631	101
	NetLink NBN Trust	132,300	94
	Hutchison Port Holdings Trust	380,300	91
	Sembcorp Industries Ltd.	62,400	81
*	SATS Ltd.	23,700	77
	Ascott Residence Trust	82,800	61
	ESR-REIT	182,761	53
	Manulife US REIT	70,694	47
	Keppel Infrastructure Trust	113,200	46
	Cromwell European REIT	70,200	39
	Keppel REIT	43,700	38
	AIMS APAC REIT	36,900	36
	Starhill Global REIT	83,400	32
	Sabana Shari'ah Compliant Industrial REIT	98,800	28
	Golden Agri-Resources Ltd.	168,800	24
	Far East Hospitality Trust	55,500	24
	Frasers Hospitality Trust	56,500	21
	StarHub Ltd.	21,100	20
	Singapore Post Ltd.	36,200	19
	Soilbuild Business Space REIT	47,100	19
	Raffles Medical Group Ltd.	23,700	19
	Olam International Ltd.	14,300	17
	First Resources Ltd.	15,300	17
*	Lippo Malls Indonesia Retail Trust	377,780	17
	Singapore Telecommunications Ltd. (XSES)	6,300	11
*	Yoma Strategic Holdings Ltd.	71,400	9
*,1	Eagle Hospitality Trust	38,000	5
[1]	Best World International Ltd.	3,000	3
			14,372
South Africa (1.2%)
	Naspers Ltd.	33,508	7,907
	FirstRand Ltd.	381,315	1,266
	Impala Platinum Holdings Ltd.	66,888	1,085
	Standard Bank Group Ltd.	108,169	949
		Shares	Market Value• ($000)
*	Capitec Bank Holdings Ltd.	6,901	611
	Bid Corp. Ltd.	30,890	577
	Sanlam Ltd.	143,264	576
	Absa Group Ltd.	71,623	573
	Gold Fields Ltd.	68,758	568
	Anglo American Platinum Ltd.	3,939	477
	Clicks Group Ltd.	26,932	436
	Shoprite Holdings Ltd.	48,557	427
	Bidvest Group Ltd.	38,273	424
	Mr Price Group Ltd.	36,007	415
	Remgro Ltd.	59,473	407
	Vodacom Group Ltd.	49,413	407
	SPAR Group Ltd.	27,394	344
*	Northam Platinum Ltd.	22,649	331
	Growthpoint Properties Ltd.	352,729	320
*	Foschini Group Ltd.	44,900	310
	Nedbank Group Ltd.	34,747	300
	AVI Ltd.	62,493	292
	Old Mutual Ltd.	287,740	256
	MultiChoice Group	28,007	237
*	Aspen Pharmacare Holdings Ltd.	23,157	218
	Tiger Brands Ltd.	16,213	216
	Discovery Ltd.	22,725	213
*	Harmony Gold Mining Co. Ltd.	46,026	173
	NEPI Rockcastle plc	24,792	152
	Imperial Logistics Ltd.	54,317	151
	Woolworths Holdings Ltd.	44,809	137
*	Redefine Properties Ltd.	431,631	118
	Kumba Iron Ore Ltd.	2,524	108
*	Life Healthcare Group Holdings Ltd.	83,535	98
	African Rainbow Minerals Ltd.	4,474	87
	PSG Group Ltd.	18,993	84
*	Sappi Ltd.	27,516	81
	Truworths International Ltd.	23,105	74
*	Bytes Technology Group plc	10,694	62
	Pick n Pay Stores Ltd.	17,483	60
*	Barloworld Ltd.	9,841	59
*	Netcare Ltd.	58,579	53
*	Motus Holdings Ltd.	10,104	52
	Rand Merchant Investment Holdings Ltd.	24,312	49
	Telkom SA SOC Ltd.	16,420	45
	Ninety One Ltd.	13,890	42
*	Transaction Capital Ltd.	22,385	39
	Fortress REIT Ltd. Class A	42,461	38

51

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Omnia Holdings Ltd.	12,166	36
	Hyprop Investments Ltd.	16,725	31
*	Super Group Ltd.	16,852	30
	Momentum Metropolitan Holdings	24,706	27
*	KAP Industrial Holdings Ltd.	97,644	26
	Resilient REIT Ltd.	8,354	24
	Cashbuild Ltd.	1,125	23
	DRDGOLD Ltd.	24,680	23
	SA Corporate Real Estate Ltd.	192,130	23
	AECI Ltd.	3,214	21
	JSE Ltd.	2,651	21
	Fortress REIT Ltd. Class B	128,098	21
*	Advtech Ltd.	24,227	19
*	Bytes Technology Group plc (XJSE)	3,110	17
*	DataTec Ltd.	9,473	16
	Coronation Fund Managers Ltd.	4,546	15
	Irongate Group	15,996	15
	Attacq Ltd.	41,176	14
	Equites Property Fund Ltd.	11,335	14
	Liberty Holdings Ltd.	2,847	13
*,3	Dis-Chem Pharmacies Ltd.	8,756	13
	Investec Property Fund Ltd.	17,394	11
	Emira Property Fund Ltd.	21,018	11
	Santam Ltd.	637	10
*	RMB Holdings Ltd.	102,058	10
*	EPP NV	15,500	10
*	Massmart Holdings Ltd.	2,664	8
	Raubex Group Ltd.	3,971	6
	Allied Electronics Corp. Ltd. Class A	8,295	6
	Astral Foods Ltd.	453	4
			22,422
South Korea (4.4%)
	Samsung Electronics Co. Ltd.	326,779	23,948
	Samsung Electronics Co. Ltd. Preference Shares	114,796	7,425
	SK Hynix Inc.	40,844	5,130
	NAVER Corp.	10,026	3,338
	LG Chem Ltd.	3,748	2,767
	Samsung SDI Co. Ltd.	4,097	2,451
*	Celltrion Inc.	8,309	2,196
	Kakao Corp.	4,008	1,738
	Hyundai Mobis Co. Ltd.	5,005	1,347
		Shares	Market Value• ($000)
	KB Financial Group Inc.	30,139	1,167
	Shinhan Financial Group Co. Ltd.	38,089	1,109
	LG Electronics Inc.	7,310	951
	LG Household & Health Care Ltd.	685	922
	Hana Financial Group Inc.	21,896	719
*,3	Samsung Biologics Co. Ltd.	1,012	674
	Samsung Electro-Mechanics Co. Ltd.	3,989	671
*	Celltrion Healthcare Co. Ltd.	5,527	617
	LG Corp.	6,636	553
	Samsung SDS Co. Ltd.	2,334	403
	Mirae Asset Daewoo Co. Ltd.	45,216	375
*	HMM Co. Ltd.	21,349	361
	Amorepacific Corp.	1,674	349
	Samsung Fire & Marine Insurance Co. Ltd.	2,258	347
	Woori Financial Group Inc.	37,854	322
	CJ CheilJedang Corp.	847	306
	LG Display Co. Ltd.	14,880	299
	Lotte Chemical Corp.	1,042	294
	Samsung Life Insurance Co. Ltd.	4,386	292
	Samsung Securities Co. Ltd.	8,529	277
*	Hanwha Solutions Corp.	6,853	274
	POSCO Chemical Co. Ltd.	1,826	256
	Hyundai Glovis Co. Ltd.	1,366	234
*	Kumho Petrochemical Co. Ltd.	1,242	233
	SK Telecom Co. Ltd. ADR	9,614	232
	Hankook Tire & Technology Co. Ltd.	5,293	224
	BNK Financial Group Inc.	41,100	215
	Coway Co. Ltd.	3,679	211
	LG Electronics Inc. Preference Shares	3,203	203
*	Celltrion Pharm Inc.	1,413	193
*	Samsung Heavy Industries Co. Ltd.	31,983	186
	Hyundai Steel Co.	5,227	185
	DB HiTek Co. Ltd.	3,431	172
	Amorepacific Corp. Preference Shares	2,542	171
	LG Innotek Co. Ltd.	933	165
	SK Telecom Co. Ltd.	729	160
*	Alteogen Inc.	1,353	156

52

ESG International Stock ETF
		Shares	Market Value• ($000)
	Industrial Bank of Korea	20,978	155
	Green Cross Corp.	457	154
*	Hanjin Kal Corp.	2,743	148
*	Samsung Engineering Co. Ltd.	12,297	141
*	Hanmi Pharm Co. Ltd.	464	141
	Hanon Systems	9,821	135
	DB Insurance Co. Ltd.	3,507	129
*	OCI Co. Ltd.	1,166	129
*	Mando Corp.	2,315	129
	LG Uplus Corp.	11,719	123
*	Hyundai Bioscience Co. Ltd.	2,471	120
[3]	Netmarble Corp.	1,080	118
	Douzone Bizon Co. Ltd.	1,188	116
	LEENO Industrial Inc.	794	113
	SKC Co. Ltd.	1,072	112
	Sam Young Electronics Co. Ltd.	11,789	111
	Seegene Inc.	992	109
	WONIK IPS Co. Ltd.	2,477	109
	AMOREPACIFIC Group	1,838	106
*	Genexine Inc.	1,234	105
	KISCO Corp.	14,830	104
	Hansol Chemical Co. Ltd.	476	103
*	SFA Semicon Co. Ltd.	12,924	100
	Koh Young Technology Inc.	1,075	99
	Sebang Global Battery Co. Ltd.	1,217	98
	Hyundai Marine & Fire Insurance Co. Ltd.	4,993	97
*	KIWOOM Securities Co. Ltd.	817	94
	Youlchon Chemical Co. Ltd.	4,389	90
*	DB Financial Investment Co. Ltd.	17,248	88
	Interpark Corp.	19,256	86
	Lotte Shopping Co. Ltd.	821	86
*	Modetour Network Inc.	3,999	84
	Cheil Worldwide Inc.	4,639	80
	S-1 Corp.	1,089	80
*	NH Investment & Securities Co. Ltd.	8,235	79
	Com2uSCorp	643	79
	DGB Financial Group Inc.	12,506	78
	JB Financial Group Co. Ltd.	15,012	78
	SK Materials Co. Ltd.	283	77
	Chong Kun Dang Pharmaceutical Corp.	509	77
	Lotte Corp.	2,544	76
	Hyosung TNC Co. Ltd.	205	75
		Shares	Market Value• ($000)
	Hyundai Department Store Co. Ltd.	1,007	73
	L&F Co. Ltd.	1,129	71
	SK Securities Co. Ltd.	95,836	71
	Green Cross Holdings Corp.	2,115	70
	Eusu Holdings Co. Ltd.	13,318	68
*	CJ Logistics Corp.	466	68
	Korea Asset In Trust Co. Ltd.	19,799	68
	BGF retail Co. Ltd.	479	68
*	Korea Line Corp.	22,900	67
*	GemVax & Kael Co. Ltd.	3,203	67
	Samsung Card Co. Ltd.	2,299	67
	Youngone Corp.	1,785	67
	Korea Petrochemical Ind Co. Ltd.	204	66
	Hansol Holdings Co. Ltd.	21,213	66
*	Eo Technics Co. Ltd.	729	66
	Maeil Dairies Co. Ltd.	1,046	66
*	Hugel Inc.	426	65
*	Binggrae Co. Ltd.	1,241	64
*	Sangsangin Co. Ltd.	11,603	64
	Meritz Securities Co. Ltd.	18,743	63
	Bukwang Pharmaceutical Co. Ltd.	2,512	62
	LG Chem Ltd. Preference Shares	180	62
	Hanil Cement Co. Ltd.	597	62
	KC Co. Ltd.	2,474	61
*	Hyundai Mipo Dockyard Co. Ltd.	1,274	61
	Namyang Dairy Products Co. Ltd.	231	61
*	Samchully Co. Ltd.	817	61
	Ecopro BM Co. Ltd.	422	61
	Seoul Semiconductor Co. Ltd.	3,314	58
	Posco ICT Co. Ltd.	8,529	57
	Hyundai Elevator Co. Ltd.	1,469	56
*	Eugene Investment & Securities Co. Ltd.	16,946	56
	Meritz Fire & Marine Insurance Co. Ltd.	3,925	56
	Ecopro Co. Ltd.	976	56
*	Kolmar Korea Co. Ltd.	1,098	56
*	Lotte Tour Development Co. Ltd.	2,873	56
	Daishin Securities Co. Ltd.	4,420	55
	KISWIRE Ltd.	3,730	55
	Korean Reinsurance Co.	7,895	55

53

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mirae Asset Life Insurance Co. Ltd.	15,401	55
*	Hanall Biopharma Co. Ltd.	2,743	54
*	Hyosung Advanced Materials Corp.	203	53
*	Inscobee Inc.	20,202	52
*	Daewoong Co. Ltd.	1,595	52
*	NICE Information Service Co. Ltd.	2,655	52
	LS Electric Co. Ltd.	1,016	52
	Samyang Holdings Corp.	688	52
*	Oscotec Inc.	1,654	52
*	Naturecell Co. Ltd.	7,085	51
	Tokai Carbon Korea Co. Ltd.	378	51
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	412	50
*	Kolmar Korea Holdings Co. Ltd.	2,068	50
*	JYP Entertainment Corp.	1,555	50
	Kyobo Securities Co. Ltd.	7,606	49
*	Jusung Engineering Co. Ltd.	5,447	49
	Ssangyong Cement Industrial Co. Ltd.	8,347	49
*	Pharmicell Co. Ltd.	3,430	49
	Young Poong Corp.	88	49
*	HLB Life Science Co. Ltd.	3,015	49
*	Iljin Materials Co. Ltd.	786	49
	Hanwha Life Insurance Co. Ltd.	17,142	49
*	Samsung Pharmaceutical Co. Ltd.	7,549	48
*	LegoChem Biosciences Inc.	1,017	48
	Silicon Works Co. Ltd.	818	47
	LG Household & Health Care Ltd. Preference Shares	73	46
*	Daewoong Pharmaceutical Co. Ltd.	383	46
*	NICE Holdings Co. Ltd.	3,041	46
*	NHN KCP Corp.	1,116	46
*	Dongjin Semichem Co. Ltd.	1,655	45
	F&F Co. Ltd.	362	45
	Ahnlab Inc.	576	45
	Innocean Worldwide Inc.	818	45
		Shares	Market Value• ($000)
	Korea Electric Terminal Co. Ltd.	619	44
*	Asiana Airlines Inc.	3,376	44
	LOTTE Fine Chemical Co. Ltd.	919	44
*	Chabiotech Co. Ltd.	2,562	44
*	GNCO Co. Ltd.	52,562	43
*	Innox Advanced Materials Co. Ltd.	1,024	43
	Hanssem Co. Ltd.	478	42
	Seobu T&D	6,127	42
*	ST Pharm Co. Ltd.	603	42
*	Amicogen Inc.	1,649	42
	DoubleUGames Co. Ltd.	858	42
*	Hana Tour Service Inc.	693	41
	Hyundai Greenfood Co. Ltd.	5,061	41
*	Sam Chun Dang Pharm Co. Ltd.	704	41
	Kolon Industries Inc.	846	41
	Samyang Corp.	836	41
	KC Tech Co. Ltd.	1,832	41
*	Cuckoo Homesys Co. Ltd.	1,127	41
*	Duk San Neolux Co. Ltd.	1,094	41
	Dongwon Industries Co. Ltd.	174	40
	Huchems Fine Chemical Corp.	1,974	40
*	Able C&C Co. Ltd.	5,869	40
*	Cosmax Inc.	428	40
	RFHIC Corp.	1,172	40
	Dongwon F&B Co. Ltd.	224	39
	KCC Corp.	219	39
*	Homecast Co. Ltd.	14,960	39
	Ilyang Pharmaceutical Co. Ltd.	837	39
	DongKook Pharmaceutical Co. Ltd.	1,527	39
*	Gamevil Inc.	1,234	39
	ICD Co. Ltd.	2,545	39
	Dongkuk Steel Mill Co. Ltd.	4,757	38
*	DIO Corp.	1,074	37
	Hyundai Home Shopping Network Corp.	528	37
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	36
	KTB Investment & Securities Co. Ltd.	10,035	36
*	Kumho Tire Co. Inc.	10,235	36
*	SBS Media Holdings Co. Ltd.	21,095	36

54

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Mezzion Pharma Co. Ltd.	269	36
*	Ace Technologies Corp.	1,828	36
	Daeduck Co. Ltd.	5,860	35
*	IS Dongseo Co. Ltd.	743	35
*	Binex Co. Ltd.	1,451	35
*	Hanjin Transportation Co. Ltd.	942	35
	INTOPS Co. Ltd.	1,295	35
	Osstem Implant Co. Ltd.	544	35
	Mcnex Co. Ltd.	719	35
	E1 Corp.	958	34
*	Wonik Holdings Co. Ltd.	6,264	34
	NS Shopping Co. Ltd.	3,459	34
	Zinus Inc.	413	34
*	Doosan Bobcat Inc.	1,158	33
	Daekyo Co. Ltd.	10,019	33
	KT Skylife Co. Ltd.	4,403	33
	Hansol Paper Co. Ltd.	2,818	33
	Daou Technology Inc.	1,323	32
*	Coreana Cosmetics Co. Ltd.	7,389	32
	i-SENS Inc.	1,512	32
	Sungwoo Hitech Co. Ltd.	5,271	31
*	NEPES Corp.	891	31
	Dong-A Socio Holdings Co. Ltd.	303	31
*	Hanwha Investment & Securities Co. Ltd.	12,582	31
*	Sindoh Co. Ltd.	1,212	31
*	NKMax Co. Ltd.	1,775	31
	GS Home Shopping Inc.	251	30
	Dae Han Flour Mills Co. Ltd.	236	30
*	Daesang Corp.	1,361	30
*	Yuanta Securities Korea Co. Ltd.	11,217	30
	Humedix Co. Ltd.	1,444	30
	AK Holdings Inc.	1,051	29
*	Webzen Inc.	892	29
*	CJ CGV Co. Ltd.	1,181	29
	Meritz Financial Group Inc.	2,644	29
*	Hyosung Chemical Corp.	146	29
*	Hyosung Heavy Industries Corp.	457	29
	Chunbo Co. Ltd.	207	29
*	Hansol Technics Co. Ltd.	3,342	28
	Cell Biotech Co. Ltd.	1,670	28
*	Yungjin Pharmaceutical Co. Ltd.	4,897	28
*	Nexen Tire Corp.	3,685	28
	Vieworks Co. Ltd.	977	28
		Shares	Market Value• ($000)
	Shinsegae International Inc.	167	28
	SL Corp.	1,287	27
*	NHN Corp.	442	27
*	Enzychem Lifesciences Corp.	344	27
	Hanil Holdings Co. Ltd.	2,700	26
*	SPC Samlip Co. Ltd.	409	26
	Taekwang Industrial Co. Ltd.	31	26
	Taeyoung Engineering & Construction Co. Ltd.	2,425	26
	Halla Holdings Corp.	703	26
*	SM Entertainment Co. Ltd.	954	25
*	Tongyang Inc.	22,743	25
*	CrystalGenomics Inc.	2,105	25
*	YG Entertainment Inc.	616	25
*	ABLBio Inc.	1,360	25
*	CJ Freshway Corp.	1,235	24
*	Telcon RF Pharmaceutical Inc.	5,416	24
	Samwha Capacitor Co. Ltd.	380	23
*	Aprogen pharmaceuticals Inc.	23,400	23
*	Insun ENT Co. Ltd.	2,089	23
*	Medipost Co. Ltd.	756	23
*	GOLFZON Co. Ltd.	418	23
*	CMG Pharmaceutical Co. Ltd.	5,718	22
	Partron Co. Ltd.	2,262	22
	BH Co. Ltd.	1,372	22
*	Dentium Co. Ltd.	406	22
	KCC Glass Corp.	553	22
*	Hancom Inc.	1,349	21
*	Foosung Co. Ltd.	2,361	21
	Toptec Co. Ltd.	1,853	21
*	Cafe24 Corp.	726	21
	Advanced Process Systems Corp.	837	21
	SK Gas Ltd.	252	20
*	Ananti Inc.	3,082	20
	Daea TI Co. Ltd.	4,255	20
*	Hanwha General Insurance Co. Ltd.	6,091	20
	iMarketKorea Inc.	2,649	20
	LG Hausys Ltd.	309	20
	Harim Holdings Co. Ltd.	2,625	20
*	Feelux Co. Ltd.	4,943	19
	InBody Co. Ltd.	1,128	19
*	HS Industries Co. Ltd.	2,693	19
*	CUROCOM Co. Ltd.	15,418	19
	LF Corp.	1,385	19
	TES Co. Ltd.	687	19

55

ESG International Stock ETF
		Shares	Market Value• ($000)
*	iNtRON Biotechnology Inc.	1,100	19
*	Hyundai Construction Equipment Co. Ltd.	572	19
	PI Advanced Materials Co. Ltd.	497	19
	Hankook & Co. Co. Ltd.	1,208	18
	Handsome Co. Ltd.	539	18
	Wemade Co. Ltd.	534	18
	LG HelloVision Co. Ltd.	4,383	18
	BGF Co. Ltd.	3,740	18
	Jeil Pharmaceutical Co. Ltd.	482	18
	JW Pharmaceutical Corp.	656	17
*	Komipharm International Co. Ltd.	1,947	17
	Huons Co. Ltd.	346	17
	AfreecaTV Co. Ltd.	268	17
	Kwang Dong Pharmaceutical Co. Ltd.	1,993	16
*	G-treeBNT Co. Ltd.	926	16
*	Anterogen Co. Ltd.	291	16
*	Peptron Inc.	1,260	16
	Daishin Securities Co. Ltd. Preference Shares	1,713	15
*	STCUBE	1,613	15
*	Neowiz	774	15
	Woongjin Thinkbig Co. Ltd.	6,611	15
	Dong-A ST Co. Ltd.	211	15
	JW Holdings Corp.	3,221	14
*	KH Vatec Co. Ltd.	759	13
	Huons Global Co. Ltd.	532	13
*	Youngone Holdings Co. Ltd.	323	12
*	Interflex Co. Ltd.	1,048	12
*	Namsun Aluminum Co. Ltd.	3,247	12
	Byucksan Corp.	5,036	11
	Songwon Industrial Co. Ltd.	652	11
*	Lutronic Corp.	1,359	11
*	Kuk-il Paper Manufacturing Co. Ltd.	2,899	11
	Green Cross Cell Corp.	286	10
*	Vidente Co. Ltd.	1,044	10
*	Dongsung Pharmaceutical Co. Ltd.	893	10
*	Chongkundang Holdings Corp.	97	9
*	Eutilex Co. Ltd.	280	9
	Dae Hwa Pharmaceutical Co. Ltd.	783	8
		Shares	Market Value• ($000)
*	Lock&Lock Co. Ltd.	549	7
*	Soulbrain Holdings Co. Ltd.	142	6
*,1	Cellumed Co. Ltd.	685	4
	Hansae Co. Ltd.	229	4
*,1	Yuyang DNU Co. Ltd.	2,639	3
	Namhae Chemical Corp.	198	2
*	Agabang&Company	560	2
*,1	APAM Corp.	3,938	1
	Hyundai Livart Furniture Co. Ltd.	55	1
*	Feelux Co. Ltd. Rights Exp. 03/15/2021	1,914	1
			77,770
Spain (1.2%)
*	Banco Santander SA (XMAD)	1,340,065	4,660
	Banco Bilbao Vizcaya Argentaria SA	522,582	2,906
	Industria de Diseno Textil SA	83,995	2,770
*	Amadeus IT Group SA	33,905	2,367
	Telefonica SA	389,737	1,664
[3]	Cellnex Telecom SA	28,847	1,570
	CaixaBank SA	313,819	909
*,3	Aena SME SA	5,305	900
	Bankinter SA	83,225	548
	Grifols SA	18,955	475
	Merlin Properties Socimi SA	38,947	403
	Grifols SA Preference Shares Class B	17,297	276
	Viscofan SA	3,147	221
	Banco de Sabadell SA	417,212	208
	Bankia SA	102,543	201
	Inmobiliaria Colonial Socimi SA	19,369	188
	Fluidra SA	5,933	160
	Pharma Mar SA	953	126
	Acerinox SA	8,528	99
*	Solaria Energia y Medio Ambiente SA	4,175	93
	Mapfre SA	43,646	83
	Faes Farma SA	18,339	81
[3]	Euskaltel SA	6,915	69
	Sacyr SA	20,660	52
	Zardoya Otis SA	8,137	52
	Cia de Distribucion Integral Logista Holdings SA	2,721	52
*	Promotora de Informaciones SA Class A	42,388	51
	Construcciones y Auxiliar de Ferrocarriles SA	1,148	51
*,3	Unicaja Banco SA	50,649	44

56

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	Neinor Homes SA	3,136	40
	Almirall SA	2,799	37
*,3	Gestamp Automocion SA	6,564	36
	Lar Espana Real Estate Socimi SA	6,008	36
*,3	Aedas Homes SA	1,531	35
*	Banco Santander SA (XMEX)	9,806	35
*,3	Metrovacesa SA	3,601	27
*,3	Global Dominion Access SA	4,542	22
	Prosegur Cia de Seguridad SA	6,488	20
*	Distribuidora Internacional de Alimentacion SA	116,250	17
[3]	Prosegur Cash SA	12,332	12
*	Ence Energia y Celulosa SA	1,476	8
			21,604
Sweden (2.5%)
	Atlas Copco AB Class B	77,580	3,759
*	Volvo AB Class B	122,769	3,143
	Telefonaktiebolaget LM Ericsson Class B	251,372	3,141
	Investor AB Class A	27,365	2,014
	Assa Abloy AB Class B	79,248	1,988
*	H & M Hennes & Mauritz AB Class B	79,206	1,863
	Essity AB Class B	54,115	1,626
*	Skandinaviska Enskilda Banken AB Class A	129,251	1,485
*	Industrivarden AB Class A	41,403	1,471
	Epiroc AB Class A	63,750	1,351
*	Svenska Handelsbanken AB Class A	120,176	1,267
	Boliden AB	31,775	1,258
*	Kinnevik AB Class B	26,305	1,221
	SKF AB Class B	44,652	1,217
*	Svenska Cellulosa AB SCA Class B	70,743	1,217
	Investor AB Class B	14,554	1,075
	Skanska AB Class B	43,623	1,056
*	Trelleborg AB Class B	38,092	969
	Telia Co. AB	219,556	889
	Castellum AB	34,832	812
	Tele2 AB Class B	59,438	751
	Electrolux AB Class B	30,859	728
	Securitas AB Class B	46,285	710
*,3	Sinch AB	3,334	622
	Getinge AB Class B	24,047	609
	Elekta AB Class B	41,138	555
	Nibe Industrier AB Class B	16,845	529
		Shares	Market Value• ($000)
	EQT AB	14,471	401
*	Swedish Orphan Biovitrum AB	21,686	354
*	Fastighets AB Balder Class B	5,718	273
*	Nordic Entertainment Group AB Class B	5,822	265
	Avanza Bank Holding AB	7,885	247
	Atlas Copco AB Class A	4,317	246
*,3	Dometic Group AB	16,765	231
	Husqvarna AB Class B	18,047	221
	Beijer Ref AB Class B	5,177	219
	AAK AB	10,027	215
	Epiroc AB Class B	10,721	211
	Fabege AB	14,493	201
	Holmen AB Class B	4,341	191
*,3	Thule Group AB	4,411	184
	Samhallsbyggnadsbolaget i Norden AB B Shares	56,251	176
	AddTech AB Class B	12,058	176
*	SSAB AB Class B	44,563	175
	ICA Gruppen AB	3,531	168
	BillerudKorsnas AB	8,614	158
*	L E Lundbergforetagen AB Class B	3,149	157
	Hexpol AB	14,516	156
*	Volvo AB Class A	5,033	129
[3]	Bravida Holding AB	10,003	127
	Wihlborgs Fastigheter AB	6,288	122
	Intrum AB	4,164	116
*	Sectra AB Class B	1,437	115
*	Vitrolife AB	3,465	112
	Bure Equity AB	3,320	105
	Investment AB Latour Class B	4,561	104
	Mycronic AB	4,003	100
	Loomis AB Class B	3,625	95
*	Electrolux Professional AB Class B	16,566	88
	JM AB	2,472	86
	Wallenstam AB Class B	5,999	84
	Axfood AB	3,365	80
*	Nolato AB Class B	893	80
*	Peab AB Class B	6,687	79
*	Pandox AB Class B	4,474	79
	Arjo AB Class B	9,998	72
*	Nyfosa AB	6,516	63
*	Modern Times Group MTG AB Class B	4,085	60
	NCC AB Class B	3,556	59
	Klovern AB Class B	38,818	59
*	Bilia AB Class A	4,169	56
	Kungsleden AB	5,167	53
*	SAS AB	234,587	50
*	Hansa Biopharma AB	2,635	50

57

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lindab International AB	2,189	48
	Ratos AB Class B	8,009	40
	Hufvudstaden AB Class A	2,748	39
	Catena AB	856	39
	Concentric AB	1,692	37
*,3	Resurs Holding AB	6,067	33
*,3	Scandic Hotels Group AB	6,706	31
*,3	Munters Group AB	3,422	29
*	Biotage AB	1,595	29
*	SSAB AB Class A	6,473	28
	Klovern AB Preference Shares	713	27
*	Nobia AB	3,638	26
*	Adapteo OYJ	2,262	25
	Investment AB Oresund	1,595	24
*	Mekonomen AB	1,764	23
*	SkiStar AB	1,521	23
*	Bonava AB Class B	2,184	23
*,3	Attendo AB	3,806	21
*	Svenska Handelsbanken AB Class B	1,415	17
	Samhallsbyggnadsbolaget i Norden AB	4,466	16
*	Collector AB	4,677	14
	Dios Fastigheter AB	1,570	13
*	Karo Pharma AB	2,117	13
	Cloetta AB Class B	4,552	12
*	Clas Ohlson AB Class B	967	9
*	Annehem Fastigheter AB Class B	1,337	4
			44,817
Switzerland (5.0%)
	Nestle SA (Registered)	220,661	23,030
	Roche Holding AG (XVTX)	55,635	18,252
	Zurich Insurance Group AG	11,490	4,690
	Lonza Group AG (Registered)	6,041	3,810
	Givaudan SA (Registered)	772	2,908
	Credit Suisse Group AG (Registered)	171,938	2,487
*	Alcon Inc.	34,232	2,358
	Swiss Re AG	21,651	2,034
	Geberit AG (Registered)	3,149	1,857
	Partners Group Holding AG	1,547	1,852
	Swiss Life Holding AG (Registered)	3,255	1,618
	Logitech International SA (Registered)	13,423	1,427
	Julius Baer Group Ltd.	21,797	1,342
		Shares	Market Value• ($000)
*	Sonova Holding AG (Registered)	5,060	1,295
	Schindler Holding AG	4,308	1,176
	Kuehne + Nagel International AG (Registered)	4,874	1,157
	Adecco Group AG (Registered)	17,255	1,086
	Swisscom AG (Registered)	2,023	1,016
	Baloise Holding AG (Registered)	5,700	997
	Straumann Holding AG (Registered)	756	913
	Swiss Prime Site AG (Registered)	9,221	863
	Temenos AG (Registered)	6,083	821
	Georg Fischer AG (Registered)	601	772
	Chocoladefabriken Lindt & Spruengli AG	90	755
	Clariant AG (Registered)	28,137	589
	Vifor Pharma AG	4,633	576
*	ams AG	24,283	570
	Roche Holding AG (XSWX)	1,687	564
[3]	Galenica AG	8,686	559
	Cembra Money Bank AG	5,290	551
*	Mobimo Holding AG (Registered)	1,766	551
	Helvetia Holding AG (Registered)	4,828	529
*	Flughafen Zurich AG (Registered)	2,947	521
*	SIG Combibloc Group AG	22,973	507
[3]	VAT Group AG	1,680	467
	Chocoladefabriken Lindt & Spruengli AG (Registered)	5	442
	Tecan Group AG (Registered)	814	342
	Barry Callebaut AG (Registered)	149	322
*	Zur Rose Group AG	562	265
*	Dufry AG (Registered)	3,874	264
	PSP Swiss Property AG (Registered)	2,205	263
*	Idorsia Ltd.	7,675	210
*	Valora Holding AG (Registered)	874	199
	EMS-Chemie Holding AG (Registered)	217	192
*	Siegfried Holding AG (Registered)	229	179

58

ESG International Stock ETF
		Shares	Market Value• ($000)
	Belimo Holding AG (Registered)	23	168
	Bachem Holding AG (Registered) Class B	360	136
	Banque Cantonale Vaudoise (Registered)	1,294	136
	Stadler Rail AG	2,348	117
	Vontobel Holding AG (Registered)	1,489	113
	Bucher Industries AG (Registered)	211	102
	Comet Holding AG (Registered)	417	98
	Interroll Holding AG (Registered)	30	96
	DKSH Holding AG	1,191	89
	Allreal Holding AG (Registered)	433	88
	Emmi AG (Registered)	88	87
	Valiant Holding AG (Registered)	792	79
*	Landis+Gyr Group AG	1,145	79
	Daetwyler Holding AG	242	73
	Schindler Holding AG (Registered)	272	72
	Inficon Holding AG (Registered)	63	69
	Conzzeta AG (Registered)	49	68
	Kardex Holding AG (Registered)	264	56
	VZ Holding AG	666	56
	Burckhardt Compression Holding AG	136	50
	Swissquote Group Holding SA (Registered)	421	49
	SFS Group AG	377	47
*	Aryzta AG	54,601	47
	OC Oerlikon Corp. AG (Registered)	4,180	45
	Berner Kantonalbank AG (Registered)	176	42
	Vetropack Holding AG (Registered)	673	42
	Forbo Holding AG (Registered)	24	41
	Zehnder Group AG	531	40
	St. Galler Kantonalbank AG (Registered)	77	36
	Schweiter Technologies AG	21	35
	dormakaba Holding AG	56	34
	Liechtensteinische Landesbank AG	615	34
*	Ascom Holding AG (Registered)	1,893	30
		Shares	Market Value• ($000)
	Leonteq AG	595	28
	Implenia AG (Registered)	828	27
*	Komax Holding AG (Registered)	96	25
	LEM Holding SA (Registered)	11	22
*	COSMO Pharmaceuticals NV	242	22
*	EFG International AG	2,726	20
	Ypsomed Holding AG (Registered)	120	20
	Bell Food Group AG (Registered)	63	19
*	Autoneum Holding AG	101	18
	Intershop Holding AG	28	18
*	u-blox Holding AG	218	17
*	Basilea Pharmaceutica AG (Registered)	300	15
*	ALSO Holding AG (Registered)	55	15
*	GAM Holding AG	5,627	15
*	Arbonia AG	656	11
			89,824
Taiwan (5.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,856,174	40,552
	Hon Hai Precision Industry Co. Ltd.	932,400	3,746
	MediaTek Inc.	115,104	3,694
	United Microelectronics Corp.	913,000	1,780
	Delta Electronics Inc.	167,000	1,681
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,600	1,335
	Formosa Plastics Corp.	357,000	1,249
	Nan Ya Plastics Corp.	433,000	1,129
	Chunghwa Telecom Co. Ltd.	276,000	1,084
	ASE Technology Holding Co. Ltd.	259,000	966
	Cathay Financial Holding Co. Ltd.	583,052	877
	China Steel Corp.	970,000	861
	Mega Financial Holding Co. Ltd.	807,000	846
	Largan Precision Co. Ltd.	7,000	827
	E.Sun Financial Holding Co. Ltd.	887,862	805
	Uni-President Enterprises Corp.	332,000	800
	Novatek Microelectronics Corp.	42,000	715
	Formosa Chemicals & Fibre Corp.	227,000	700

59

ESG International Stock ETF
		Shares	Market Value• ($000)
	Yageo Corp.	32,000	680
	Quanta Computer Inc.	219,000	668
	Yuanta Financial Holding Co. Ltd.	762,320	581
	Realtek Semiconductor Corp.	35,000	577
	Taiwan Cement Corp.	363,376	548
	First Financial Holding Co. Ltd.	731,616	547
	Chailease Holding Co. Ltd.	87,040	538
	Asustek Computer Inc.	48,000	523
	Taiwan Cooperative Financial Holding Co. Ltd.	718,851	515
	Hotai Motor Co. Ltd.	23,000	487
	Silergy Corp.	5,000	480
	Hua Nan Financial Holdings Co. Ltd.	736,026	479
	WPG Holdings Ltd.	273,680	445
*	AU Optronics Corp.	646,000	438
	Foxconn Technology Co. Ltd.	172,000	432
	Globalwafers Co. Ltd.	16,000	425
	Win Semiconductors Corp.	30,000	409
	Lite-On Technology Corp.	191,000	407
	Airtac International Group	11,000	383
*	Innolux Corp.	621,000	378
	Taiwan Mobile Co. Ltd.	108,000	376
	Taishin Financial Holding Co. Ltd.	791,354	368
	Accton Technology Corp.	39,000	367
	Pegatron Corp.	136,000	364
	Shanghai Commercial & Savings Bank Ltd.	246,000	352
	China Development Financial Holding Corp.	1,029,000	344
	SinoPac Financial Holdings Co. Ltd.	821,000	343
	President Chain Store Corp.	36,000	338
	Ruentex Development Co. Ltd.	218,000	327
	Catcher Technology Co. Ltd.	47,000	324
	Bank of Kaohsiung Co. Ltd.	902,609	320
	Unimicron Technology Corp.	90,000	315
	Synnex Technology International Corp.	169,000	299
	Walsin Technology Corp.	32,000	291
	Vanguard International Semiconductor Corp.	68,000	283
		Shares	Market Value• ($000)
	Chang Hwa Commercial Bank Ltd.	453,182	278
	Pou Chen Corp.	252,000	273
*	AGV Products Corp.	837,000	266
	Far EasTone Telecommunications Co. Ltd.	118,000	262
	Hiwin Technologies Corp.	17,858	256
	Shin Kong Financial Holding Co. Ltd.	822,411	244
	Micro-Star International Co. Ltd.	44,000	235
	Winbond Electronics Corp.	215,000	235
*	Evergreen Marine Corp. Taiwan Ltd.	170,000	232
	Sino-American Silicon Products Inc.	36,000	216
	Parade Technologies Ltd.	5,000	213
	Giant Manufacturing Co. Ltd.	21,000	212
	Cheng Shin Rubber Industry Co. Ltd.	132,000	204
	Macronix International	119,000	201
	Compal Electronics Inc.	249,000	198
	Chroma ATE Inc.	26,000	191
	Feng TAY Enterprise Co. Ltd.	28,400	190
	ASPEED Technology Inc.	3,000	189
	Eclat Textile Co. Ltd.	12,000	185
	Zhen Ding Technology Holding Ltd.	43,000	185
	Merida Industry Co. Ltd.	18,000	184
	Wistron Corp.	160,000	184
	ASMedia Technology Inc.	3,000	183
	Asia Cement Corp.	119,000	182
	Inventec Corp.	205,000	182
	Phison Electronics Corp.	11,000	181
	Powertech Technology Inc.	50,000	179
	Nanya Technology Corp.	51,000	176
	Acer Inc.	181,000	174
	Taiwan Business Bank	508,160	173
*	Sunplus Technology Co. Ltd.	178,000	164
	Tripod Technology Corp.	31,000	154
*	Yang Ming Marine Transport Corp.	145,000	151
*	Nan Ya Printed Circuit Board Corp.	14,000	150
	Simplo Technology Co. Ltd.	11,000	148
	Rich Development Co. Ltd.	384,000	146

60

ESG International Stock ETF
		Shares	Market Value• ($000)
	eMemory Technology Inc.	5,000	146
	ENNOSTAR Inc.	46,700	144
	Lien Hwa Industrial Holdings Corp.	91,890	139
	Chicony Electronics Co. Ltd.	41,000	138
	Radiant Opto-Electronics Corp.	32,000	137
	Poya International Co. Ltd.	6,000	135
	Advanced International Multitech Co. Ltd.	66,000	133
	Walsin Lihwa Corp.	200,000	133
	Taichung Commercial Bank Co. Ltd.	331,494	132
	Voltronic Power Technology Corp.	3,152	131
	King's Town Bank Co. Ltd.	91,000	128
	Wowprime Corp.	22,000	126
	Sonix Technology Co. Ltd.	41,000	125
	Sinbon Electronics Co. Ltd.	13,000	125
	Tyntek Corp.	151,000	123
	Elan Microelectronics Corp.	20,000	123
	Senao International Co. Ltd.	105,000	121
	Pan-International Industrial Corp.	78,000	119
	Infortrend Technology Inc.	276,000	118
	Taiwan High Speed Rail Corp.	109,000	118
	China Life Insurance Co. Ltd.	142,574	116
	Elite Semiconductor Microelectronics Technology Inc.	35,000	115
	IBF Financial Holdings Co. Ltd.	228,864	114
	FSP Technology Inc.	65,000	113
	Chipbond Technology Corp.	42,000	112
	TA Chen Stainless Pipe	97,222	109
	ITEQ Corp.	20,950	108
	Wah Lee Industrial Corp.	36,000	104
	momo.com Inc.	3,000	104
	Wan Hai Lines Ltd.	60,000	103
	King Yuan Electronics Co. Ltd.	71,000	101
	Formosan Rubber Group Inc.	116,000	100
*	Via Technologies Inc.	54,000	99
		Shares	Market Value• ($000)
	Great Wall Enterprise Co. Ltd.	55,250	99
	Teco Electric & Machinery Co. Ltd.	91,000	99
	Nien Made Enterprise Co. Ltd.	7,000	98
	Taiwan Cogeneration Corp.	70,000	97
	Global Unichip Corp.	6,000	97
	Topco Scientific Co. Ltd.	22,000	96
	Silicon Integrated Systems Corp.	154,570	95
	Alchip Technologies Ltd.	3,000	95
	Capital Securities Corp.	182,000	92
	Genius Electronic Optical Co. Ltd.	5,158	91
	Eva Airways Corp.	157,932	90
*	China Airlines Ltd.	179,000	90
*	FocalTech Systems Co. Ltd.	25,203	90
	Far Eastern International Bank	233,242	89
	International Games System Co. Ltd.	3,000	89
	TXC Corp.	25,000	88
	Taiyen Biotech Co. Ltd.	76,000	88
	Cheng Loong Corp.	76,000	86
	United Integrated Services Co. Ltd.	10,000	85
	Compeq Manufacturing Co. Ltd.	54,000	85
	Elite Material Co. Ltd.	14,000	85
	E Ink Holdings Inc.	47,000	85
	YC INOX Co. Ltd.	85,476	84
	Taiwan Surface Mounting Technology Corp.	20,000	84
	Flytech Technology Co. Ltd.	38,000	83
	Tung Ho Steel Enterprise Corp.	64,000	83
	Kinik Co.	33,000	82
	Qisda Corp.	72,000	79
	Gigabyte Technology Co. Ltd.	25,000	78
*	HannStar Display Corp.	165,000	78
	Hong Pu Real Estate Development Co. Ltd.	96,000	78
	Sanyang Motor Co. Ltd.	68,000	78
	Syncmold Enterprise Corp.	26,000	78
	Cathay Real Estate Development Co. Ltd.	110,000	77
	Charoen Pokphand Enterprise	29,000	76
	Goldsun Building Materials Co. Ltd.	85,753	76

61

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chong Hong Construction Co. Ltd.	26,000	76
*	Lingsen Precision Industries Ltd.	129,000	74
	Makalot Industrial Co. Ltd.	10,100	74
	Lotes Co. Ltd.	4,000	74
	Highwealth Construction Corp.	45,000	73
	YFY Inc.	75,000	73
	LandMark Optoelectronics Corp.	7,000	72
	Standard Foods Corp.	36,000	71
	Vivotek Inc.	23,000	71
	Huaku Development Co. Ltd.	22,000	70
	Far Eastern Department Stores Ltd.	85,000	70
	Sampo Corp.	73,000	70
	Merry Electronics Co. Ltd.	14,000	69
	President Securities Corp.	92,820	69
	Yulon Finance Corp.	18,300	69
	Jih Sun Financial Holdings Co. Ltd.	152,450	69
	CyberTAN Technology Inc.	98,000	69
*	United Renewable Energy Co. Ltd.	135,287	69
	Jentech Precision Industrial Co. Ltd.	6,000	69
*	D-Link Corp.	78,000	68
	Wafer Works Corp.	42,000	68
	FLEXium Interconnect Inc.	15,000	68
	Mitac Holdings Corp.	60,248	67
	Mercuries & Associates Holding Ltd.	88,100	66
	Aten International Co. Ltd.	21,000	66
	Chung-Hsin Electric & Machinery Manufacturing Corp.	36,000	65
	Test Research Inc.	31,000	65
	Wei Chuan Foods Corp.	87,000	65
*	Microbio Co. Ltd.	25,000	65
	Tong Hsing Electronic Industries Ltd.	8,310	64
	Bizlink Holding Inc.	6,000	64
	Sercomm Corp.	24,000	63
	Getac Technology Corp.	31,000	63
	Wistron NeWeb Corp.	23,000	63
	RichWave Technology Corp.	3,000	63
	Coretronic Corp.	36,000	62
	Systex Corp.	20,000	62
		Shares	Market Value• ($000)
	Sheng Yu Steel Co. Ltd.	79,000	62
	TSRC Corp.	63,000	62
	Posiflex Technology Inc.	22,000	62
*	XinTec Inc.	10,000	62
	Greatek Electronics Inc.	24,000	61
	Eternal Materials Co. Ltd.	47,000	61
	Global Brands Manufacture Ltd.	61,000	61
	Taiwan PCB Techvest Co. Ltd.	35,000	61
	Holtek Semiconductor Inc.	19,000	60
	Ruentex Industries Ltd.	22,200	60
	Weltrend Semiconductor	36,000	60
*	Dynamic Electronics Co. Ltd.	87,997	60
	Sinyi Realty Inc.	57,000	59
*	Shining Building Business Co. Ltd.	112,000	59
	Pixart Imaging Inc.	9,000	59
	Taiwan Union Technology Corp.	14,000	59
	Taiwan Fertilizer Co. Ltd.	30,000	58
	China Petrochemical Development Corp.	150,200	58
	Hsin Kuang Steel Co. Ltd.	41,000	58
*	Yieh Phui Enterprise Co. Ltd.	122,300	58
	ChipMOS Technologies Inc.	43,000	58
*	PharmaEssentia Corp.	14,437	58
	Asia Polymer Corp.	70,350	57
	U-Ming Marine Transport Corp.	46,000	57
*	Clevo Co.	52,000	56
	Evergreen International Storage & Transport Corp.	91,000	56
	Sitronix Technology Corp.	8,000	56
	Ardentec Corp.	34,000	56
	Gloria Material Technology Corp.	89,000	55
*	Elitegroup Computer Systems Co. Ltd.	50,000	55
	Taiwan Hon Chuan Enterprise Co. Ltd.	24,000	55
	Run Long Construction Co. Ltd.	25,000	55
	ITE Technology Inc.	17,000	55
	Nantex Industry Co. Ltd.	24,000	55
	Alpha Networks Inc.	43,772	55
	Formosa International Hotels Corp.	10,000	54

62

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Etron Technology Inc.	65,085	54
*	Gold Circuit Electronics Ltd.	27,000	53
	Ichia Technologies Inc.	84,000	53
	Formosa Taffeta Co. Ltd.	49,000	53
	Advanced Ceramic X Corp.	3,000	53
	KEE TAI Properties Co. Ltd.	145,000	52
	Sincere Navigation Corp.	71,900	52
	Li Cheng Enterprise Co. Ltd.	53,846	52
	Machvision Inc.	5,039	52
*	ALI Corp.	50,000	51
*	Lealea Enterprise Co. Ltd.	118,000	51
	Namchow Holdings Co. Ltd.	31,000	51
	Fusheng Precision Co. Ltd.	7,000	51
*	Test Rite International Co. Ltd.	55,000	50
	Everlight Electronics Co. Ltd.	31,000	49
	Hota Industrial Manufacturing Co. Ltd.	11,810	49
*	Unizyx Holding Corp.	36,000	48
*	Gigastorage Corp.	61,986	48
	Lung Yen Life Service Corp.	26,000	48
	SDI Corp.	15,000	48
*	Federal Corp.	78,000	48
	USI Corp.	60,000	48
	Arcadyan Technology Corp.	14,123	48
	TCI Co. Ltd.	6,297	48
	China Metal Products	41,000	47
*	Gemtek Technology Corp.	42,000	47
	Nan Kang Rubber Tire Co. Ltd.	31,000	47
*	Tung Thih Electronic Co. Ltd.	4,000	47
	Cleanaway Co. Ltd.	8,000	47
	Grape King Bio Ltd.	7,000	46
	Kung Long Batteries Industrial Co. Ltd.	9,000	46
	Jess-Link Products Co. Ltd.	33,000	46
	Hu Lane Associate Inc.	11,275	46
	Taiwan Styrene Monomer	70,000	46
*	Taiwan Glass Industry Corp.	64,000	46
	King Slide Works Co. Ltd.	4,000	46
		Shares	Market Value• ($000)
*	Ambassador Hotel	42,000	46
	Globe Union Industrial Corp.	78,000	45
	Sporton International Inc.	5,000	45
	China General Plastics Corp.	41,100	44
*	Zinwell Corp.	66,000	44
*	Phihong Technology Co. Ltd.	68,000	44
*	Nien Hsing Textile Co. Ltd.	76,000	44
	Oriental Union Chemical Corp.	57,000	43
	Supreme Electronics Co. Ltd.	31,000	43
	Dynapack International Technology Corp.	11,000	43
	Foxsemicon Integrated Technology Inc.	5,000	43
	Elite Advanced Laser Corp.	19,000	43
	Cub Elecparts Inc.	6,132	43
*	TaiMed Biologics Inc.	15,000	43
	International CSRC Investment Holdings Co.	43,990	42
	Transcend Information Inc.	18,000	42
	TTY Biopharm Co. Ltd.	18,000	42
	Hung Sheng Construction Ltd.	62,600	42
*	Li Peng Enterprise Co. Ltd.	128,000	42
*	Motech Industries Inc.	36,788	42
	Prince Housing & Development Corp.	102,000	42
	Shinkong Synthetic Fibers Corp.	80,000	42
	Global Mixed Mode Technology Inc.	6,000	42
	Advanced Wireless Semiconductor Co.	7,370	42
*	OptoTech Corp.	45,000	41
	Kinsus Interconnect Technology Corp.	12,000	41
	Taiwan Secom Co. Ltd.	13,000	41
*	Wisdom Marine Lines Co. Ltd.	40,543	41
	WT Microelectronics Co. Ltd.	25,000	40
	L&K Engineering Co. Ltd.	36,000	40
	A-DATA Technology Co. Ltd.	13,000	40
	Chlitina Holding Ltd.	5,000	40
	Pan Jit International Inc.	20,400	39

63

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tong-Tai Machine & Tool Co. Ltd.	70,000	38
	Radium Life Tech Co. Ltd.	96,200	38
	Soft-World International Corp.	11,000	38
*	Darwin Precisions Corp.	75,000	38
	Kindom Development Co. Ltd.	29,000	38
	Sigurd Microelectronics Corp.	21,000	38
*	Taiwan TEA Corp.	63,000	38
*	Mercuries Life Insurance Co. Ltd.	125,973	38
	Taiwan Sakura Corp.	20,000	38
	Huang Hsiang Construction Corp.	28,000	37
	Rechi Precision Co. Ltd.	49,000	37
	Career Technology MFG. Co. Ltd.	28,513	37
	Taiwan FamilyMart Co. Ltd.	4,000	37
	Orient Semiconductor Electronics Ltd.	56,000	36
*	Center Laboratories Inc.	14,788	36
*	Ton Yi Industrial Corp.	92,000	36
	YungShin Global Holding Corp.	23,000	36
	Cheng Uei Precision Industry Co. Ltd.	21,000	35
*	Grand Pacific Petrochemical	41,000	35
	Firich Enterprises Co. Ltd.	32,239	35
	Ta Ya Electric Wire & Cable	48,000	35
*	Asia Pacific Telecom Co. Ltd.	100,779	35
	PharmaEngine Inc.	13,000	35
*	OBI Pharma Inc.	7,000	35
	Holy Stone Enterprise Co. Ltd.	8,000	34
	Visual Photonics Epitaxy Co. Ltd.	9,000	34
	Taiflex Scientific Co. Ltd.	18,000	34
	Yeong Guan Energy Technology Group Co. Ltd.	11,468	34
	Topkey Corp.	6,000	34
	China Steel Chemical Corp.	9,000	33
	China Chemical & Pharmaceutical Co. Ltd.	40,000	33
*	Chung Hwa Pulp Corp.	78,000	33
	Asia Optical Co. Inc.	10,000	33
	Longchen Paper & Packaging Co. Ltd.	37,739	33
		Shares	Market Value• ($000)
	Asia Vital Components Co. Ltd.	14,000	33
	Shin Zu Shing Co. Ltd.	7,165	33
	Gourmet Master Co. Ltd.	6,000	33
	Faraday Technology Corp.	17,000	32
	Chin-Poon Industrial Co. Ltd.	26,000	32
	Chilisin Electronics Corp.	8,000	32
	Tainan Spinning Co. Ltd.	60,000	32
*	Yulon Motor Co. Ltd.	21,615	32
	Chunghwa Precision Test Tech Co. Ltd.	1,000	32
	General Interface Solution Holding Ltd.	8,000	32
	Swancor Holding Co. Ltd.	6,000	32
	Rexon Industrial Corp. Ltd.	11,000	32
	China Electric Manufacturing Corp.	63,540	30
	Taiwan Paiho Ltd.	10,000	30
	Depo Auto Parts Ind Co. Ltd.	14,000	30
*	Ho Tung Chemical Corp.	85,000	29
	Kuo Toong International Co. Ltd.	24,330	29
	UPC Technology Corp.	44,000	29
	Nan Pao Resins Chemical Co. Ltd.	5,000	29
	TaiDoc Technology Corp.	4,000	28
	CHC Healthcare Group	21,000	28
	Chicony Power Technology Co. Ltd.	10,000	28
	KMC Kuei Meng International Inc.	4,000	28
	TYC Brother Industrial Co. Ltd.	31,000	27
*	Taiwan Land Development Corp.	109,000	27
	HannsTouch Solution Inc.	73,000	27
	AcBel Polytech Inc.	26,000	27
	Zeng Hsing Industrial Co. Ltd.	5,000	27
*	Brighton-Best International Taiwan Inc.	27,000	27
*	China Motor Corp.	15,200	26
	CMC Magnetics Corp.	87,114	26
*	HTC Corp.	24,000	25
	Xxentria Technology Materials Corp.	11,000	25
	Century Iron & Steel Industrial Co. Ltd.	6,000	25

64

ESG International Stock ETF
		Shares	Market Value• ($000)
	Unitech Printed Circuit Board Corp.	32,000	24
	TA-I Technology Co. Ltd.	8,000	24
	Taiwan Semiconductor Co. Ltd.	12,000	24
	AURAS Technology Co. Ltd.	3,000	24
	Nidec Chaun-Choung Technology Corp.	3,000	23
	Cyberlink Corp.	6,000	22
*	TPK Holding Co. Ltd.	12,000	22
	Chief Telecom Inc.	2,000	22
*	Adlink Technology Inc.	10,000	21
	PChome Online Inc.	7,000	21
	Ability Enterprise Co. Ltd.	36,000	20
*	China Man-Made Fiber Corp.	56,000	20
	Tong Yang Industry Co. Ltd.	15,000	20
	Gigasolar Materials Corp.	3,000	20
	Ennoconn Corp.	2,196	20
	IEI Integration Corp.	10,000	19
*	Medigen Biotechnology Corp.	8,000	19
	Altek Corp.	14,000	18
	Nan Liu Enterprise Co. Ltd.	3,000	18
	Sunonwealth Electric Machine Industry Co. Ltd.	9,000	18
	Innodisk Corp.	3,000	18
*	Roo Hsing Co. Ltd.	49,000	17
	WUS Printed Circuit Co. Ltd.	14,940	17
	Egis Technology Inc.	3,000	17
	Kinpo Electronics	35,000	16
	Johnson Health Tech Co. Ltd.	5,000	16
*	Ritek Corp.	43,214	16
	Sunny Friend Environmental Technology Co. Ltd.	2,000	16
	Fulgent Sun International Holding Co. Ltd.	4,000	16
*	Newmax Technology Co. Ltd.	7,000	14
	Everlight Chemical Industrial Corp.	22,000	13
*,1	Unity Opto Technology Co. Ltd.	90,000	13
	Darfon Electronics Corp.	8,000	13
	Basso Industry Corp.	7,000	12
	ScinoPharm Taiwan Ltd.	13,000	12
	Hannstar Board Corp.	7,000	12
		Shares	Market Value• ($000)
	Iron Force Industrial Co. Ltd.	4,000	11
	Formosa Sumco Technology Corp.	2,000	11
*	AmTRAN Technology Co. Ltd.	24,000	10
	St. Shine Optical Co. Ltd.	1,000	10
	Concraft Holding Co. Ltd.	3,449	10
	Quanta Storage Inc.	6,000	9
	Brogent Technologies Inc.	2,100	9
*	Taigen Biopharmaceuticals Holdings Ltd.	13,000	9
	Toung Loong Textile Manufacturing	7,000	7
	Primax Electronics Ltd.	3,000	7
	Ginko International Co. Ltd.	1,050	5
*	Lotus Pharmaceutical Co. Ltd.	1,000	3
*,1	Pharmally International Holding Co. Ltd.	1,282	3
*	Makalot Industrial Co. Ltd. Rights Exp. 03/11/2021	607	—
			103,632
Thailand (0.7%)
	Siam Cement PCL (Foreign)	90,600	1,091
	CP ALL PCL (Foreign)	540,200	1,058
	Airports of Thailand PCL (Foreign)	466,600	974
	Kasikornbank PCL (Foreign)	174,600	804
	Siam Commercial Bank PCL (Foreign)	239,500	804
	Energy Absolute PCL (Foreign)	284,800	580
*	Delta Electronics Thailand PCL (Foreign)	40,500	526
	Home Product Center PCL (Foreign)	1,155,500	500
	Advanced Info Service PCL (Foreign)	89,400	488
	Bangkok Dusit Medical Services PCL (Foreign)	525,800	345
	Bangkok Bank PCL (Foreign)	78,400	312
	Carabao Group PCL (Foreign)	67,700	307
	Gulf Energy Development PCL (Foreign)	251,850	275
	Central Pattana PCL (Foreign)	159,300	274

65

ESG International Stock ETF
		Shares	Market Value• ($000)
*	BEC World PCL (Foreign)	919,900	265
	Global Power Synergy PCL (Foreign)	101,392	249
	PTT Global Chemical PCL (Foreign)	116,800	239
	Intouch Holdings PCL (Foreign)	121,778	223
	Thaicom PCL (Foreign)	720,100	214
	Sino-Thai Engineering & Construction PCL (Foreign)	528,900	206
	Charoen Pokphand Foods PCL (Foreign)	202,600	191
	Krungthai Card PCL (Foreign)	84,100	175
*	Central Retail Corp. PCL (Foreign)	156,800	171
	Com7 PCL (Foreign)	87,900	147
	Krung Thai Bank PCL (Foreign)	327,800	128
	Indorama Ventures PCL (Foreign)	99,200	128
	Kiatnakin Phatra Bank PCL (Foreign)	54,900	106
	BTS Group Holdings PCL (Foreign)	340,600	105
	Sri Trang Agro-Industry PCL (Foreign)	58,500	103
	KCE Electronics PCL (Foreign)	52,800	93
	TMB Bank PCL (Foreign)	2,207,124	81
	Tisco Financial Group PCL (Foreign)	25,100	78
	Bumrungrad Hospital PCL (Foreign)	17,800	74
	Asset World Corp. PCL (Foreign)	460,000	73
	Muangthai Capital PCL (Foreign)	33,200	71
	Thai Union Group PCL (Foreign)	149,500	69
	VGI PCL (Foreign)	294,730	65
	CPN Retail Growth Leasehold REIT	106,400	64
*	Central Plaza Hotel PCL (Foreign)	57,900	63
	Electricity Generating PCL (Foreign)	11,300	62
	Bangkok Expressway & Metro PCL (Foreign)	213,700	56
	Hana Microelectronics PCL (Foreign)	32,500	53
	Siam Global House PCL (Foreign)	75,094	50
	Jasmine Broadband Internet Infrastructure Fund	161,472	50
		Shares	Market Value• ($000)
	Thoresen Thai Agencies PCL (Foreign)	203,600	48
	Bangkok Commercial Asset Management PCL (Foreign)	67,100	47
	Workpoint Entertainment PCL (Foreign)	83,100	44
	TQM Corp. PCL (Foreign)	10,900	43
	Berli Jucker PCL (Foreign)	33,100	40
	Thai Vegetable Oil PCL (Foreign)	35,700	40
	WHA Premium Growth Freehold & Leasehold REIT	110,800	40
	B Grimm Power PCL (Foreign)	25,300	40
	Thanachart Capital PCL (Foreign)	37,100	39
	True Corp. PCL (Foreign)	375,600	39
	AEON Thana Sinsap Thailand PCL (Foreign)	5,700	37
	Beauty Community PCL (Foreign)	622,700	36
	Osotspa PCL (Foreign)	26,800	31
	Land & Houses PCL (Foreign)	114,600	30
	Supalai PCL (Foreign)	42,200	28
	Total Access Communication PCL (Foreign)	26,900	28
	WHA Corp. PCL (Foreign)	271,500	28
	Amata Corp. PCL (Foreign)	45,993	27
	Samart Corp. PCL (Foreign)	115,000	24
	Bangkok Land PCL (Foreign)	675,700	24
	Mega Lifesciences PCL (Foreign)	18,300	24
	Bangkok Airways PCL (Foreign)	88,100	22
	Tipco Asphalt PCL (Foreign)	32,600	22
	AP Thailand PCL (Foreign)	88,200	21
*	Super Energy Corp. PCL (Foreign)	681,700	21
	Jasmine International PCL (Foreign)	208,700	21
	Plan B Media PCL (Foreign)	96,400	21
	Thaifoods Group PCL (Foreign)	114,700	19
	SPCG PCL (Foreign)	26,500	17

66

ESG International Stock ETF
		Shares	Market Value• ($000)
	BCPG PCL (Foreign)	32,050	16
	TPI Polene PCL (Foreign)	295,300	16
*,3	Central Retail Corp. PCL	13,800	15
	GFPT PCL (Foreign)	36,300	14
	Siam Makro PCL (Foreign)	11,900	14
	Major Cineplex Group PCL (Foreign)	18,300	12
	Univentures PCL (Foreign)	96,000	12
	Bangkok Life Assurance PCL NVDR	14,000	11
	TTW PCL (Foreign)	28,000	11
	LPN Development PCL (Foreign)	67,300	10
	Chularat Hospital PCL (Foreign)	122,800	10
	Gunkul Engineering PCL (Foreign)	111,400	10
	Ratchthani Leasing PCL (Foreign)	77,600	10
*	Precious Shipping PCL (Foreign)	24,700	9
	TPI Polene Power PCL (Foreign)	66,700	9
	Origin Property PCL (Foreign)	38,000	9
	TOA Paint Thailand PCL (Foreign)	6,800	7
	Advanced Info Service PCL	1,200	7
*,1	Thai Airways International PCL (Foreign)	33,800	5
	Taokaenoi Food & Marketing PCL (Foreign)	15,700	5
	Unique Engineering & Construction PCL (Foreign)	17,300	2
*	U City PCL (Foreign)	64,000	2
*	Minor International PCL Warrants Exp. 09/30/2021	3,645	—
*	BCPG PCL Warrants Exp. 11/13/2022	1	—
*	BCPG PCL Warrants Exp. 11/13/2023	1	—
			13,107
Turkey (0.1%)
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	154,541	323
*	Logo Yazilim Sanayi ve Ticaret A/S	14,835	262
	Tat Gida Sanayi A/S	161,172	221
	Eregli Demir ve Celik Fabrikalari TAS	84,330	166
		Shares	Market Value• ($000)
*	Turkiye Garanti Bankasi A/S	113,534	137
*	Gubre Fabrikalari TAS	12,258	133
*	Akbank T.A.S.	134,289	110
	Turkiye Sise ve Cam Fabrikalari A/S	95,073	92
*	Aksa Enerji Uretim A/S Class B	55,252	79
*	Bera Holding A/S	22,125	74
	Ford Otomotiv Sanayi A/S	2,995	71
	Turk Traktor ve Ziraat Makineleri A/S	2,379	69
	Haci Omer Sabanci Holding A/S	33,553	48
*	Turkiye Is Bankasi A/S Class C	54,007	42
	Alarko Holding A/S	27,754	40
*	Konya Cimento Sanayii A/S	254	40
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	55,213	39
*	Petkim Petrokimya Holding A/S	55,556	39
	EGE Endustri ve Ticaret A/S	181	38
*	Zorlu Enerji Elektrik Uretim A/S	109,551	38
*	Turk Hava Yollari AO	19,932	36
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	14,046	33
	Coca-Cola Icecek A/S	3,293	32
*	Koza Altin Isletmeleri A/S	1,798	32
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	101,754	31
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	30
	AG Anadolu Grubu Holding A/S	8,007	30
[3]	Enerjisa Enerji A/S	18,394	28
	Aksa Akrilik Kimya Sanayii A/S	11,264	24
*	Pegasus Hava Tasimaciligi A/S	1,931	23
	Aksigorta A/S	17,334	22
*	Cimsa Cimento Sanayi ve Ticaret A/S	7,525	22
*	Sok Marketler Ticaret A/S	13,618	21
*,3	Mavi Giyim Sanayi ve Ticaret A/S Class B	2,923	20
	Aygaz A/S	8,618	18
	Akcansa Cimento A/S	6,754	17

67

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Is Gayrimenkul Yatirim Ortakligi A/S	58,322	17
*	Yapi ve Kredi Bankasi A/S	48,161	17
*	Turkiye Vakiflar Bankasi TAO	30,765	17
*	Sekerbank Turk A/S	81,041	14
	Dogan Sirketler Grubu Holding A/S	31,140	13
*,3	MLP Saglik Hizmetleri A/S Class B	3,921	13
*	Turkiye Sinai Kalkinma Bankasi A/S	54,965	12
*	Ulker Biskuvi Sanayi A/S	4,462	12
	Turk Telekomunikasyon A/S	9,896	10
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	22,142	10
	Tekfen Holding A/S	3,446	8
	Tofas Turk Otomobil Fabrikasi A/S	1,547	7
*	Arcelik A/S	1,329	6
	TAV Havalimanlari Holding A/S	1,847	6
			2,642
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	327,870	1,290
	Emirates Telecommunications Group Co. PJSC	129,369	694
	Emirates NBD Bank PJSC	189,693	570
	Abu Dhabi Commercial Bank PJSC	194,628	328
	Aldar Properties PJSC	281,180	274
	Abu Dhabi Islamic Bank PJSC	121,362	163
	Air Arabia PJSC	269,974	91
	Dubai Financial Market PJSC	269,740	72
	RAK Properties PJSC	381,113	56
	Orascom Construction plc	8,008	48
*	DAMAC Properties Dubai Co. PJSC	118,390	37
*,1	Arabtec Holding PJSC	101,139	15
			3,638
United Kingdom (7.8%)
	AstraZeneca plc	104,224	10,124
	GlaxoSmithKline plc	382,426	6,381
	Unilever plc (XAMS)	101,641	5,280
	Unilever plc (XLON)	94,276	4,914
	Prudential plc	205,112	4,086
	Reckitt Benckiser Group plc	48,603	4,077
	Vodafone Group plc	2,047,963	3,506
		Shares	Market Value• ($000)
	RELX plc	143,417	3,394
	London Stock Exchange Group plc	24,231	3,256
	Barclays plc	1,350,377	3,014
*	Lloyds Banking Group plc	5,479,463	2,986
	National Grid plc	264,575	2,975
*	Compass Group plc	138,936	2,821
	CRH plc (XLON)	56,589	2,457
	Experian plc	72,158	2,291
	Ferguson plc	18,783	2,222
	Ashtead Group plc	37,495	2,038
	Tesco plc	611,738	1,923
	Legal & General Group plc	459,926	1,672
	Smith & Nephew plc	76,785	1,491
	Aviva plc	291,816	1,478
	SSE plc	78,874	1,462
*	Standard Chartered plc	206,772	1,338
	WPP plc	109,869	1,314
	Segro plc	102,623	1,303
	3i Group plc	83,268	1,293
*	Next plc	12,017	1,273
	Halma plc	38,877	1,231
	Smurfit Kappa Group plc	25,467	1,210
	Croda International plc	13,750	1,187
*	Ocado Group plc	38,218	1,174
*	BT Group plc	663,124	1,148
	Spirax-Sarco Engineering plc	7,464	1,119
*	Rentokil Initial plc	171,246	1,116
	Persimmon plc	28,480	1,032
	Mondi plc	41,825	1,009
	Bunzl plc	32,027	1,000
*	Informa plc	128,745	988
	Standard Life Aberdeen plc	218,211	953
	St. James's Place plc	56,545	933
	Admiral Group plc	21,505	931
*	Burberry Group plc	36,366	926
*	Natwest Group plc	357,324	923
	Johnson Matthey plc	20,384	871
	RSA Insurance Group plc	90,504	854
	Smiths Group plc	41,336	846
*	Barratt Developments plc	90,142	838
	DCC plc	10,031	810
	Sage Group plc	102,971	805
*,3	Just Eat Takeaway.com NV (XLON)	8,053	780
*,3	Auto Trader Group plc	98,715	759
	Pearson plc	71,455	753
	United Utilities Group plc	62,749	751
*	Kingfisher plc	200,931	745

68

ESG International Stock ETF
		Shares	Market Value• ($000)
*	DS Smith plc	132,159	734
*	Taylor Wimpey plc	328,689	725
	Tate & Lyle plc	71,091	722
	Severn Trent plc	23,135	709
*	Rightmove plc	89,414	705
*	Howden Joinery Group plc	71,519	696
	Spectris plc	16,197	687
	British Land Co. plc	99,921	683
	Intermediate Capital Group plc	28,160	683
	Derwent London plc	14,780	681
	Direct Line Insurance Group plc	150,026	671
*	Coca-Cola HBC AG	20,928	656
*	ITV plc	424,106	652
	Berkeley Group Holdings plc	11,271	639
	Hargreaves Lansdown plc	30,152	637
	Wm Morrison Supermarkets plc	248,738	594
	J Sainsbury plc	187,000	592
	Pennon Group plc	46,673	571
	Phoenix Group Holdings plc	57,297	569
	Polymetal International plc	28,664	567
	Britvic plc	49,072	555
	Antofagasta plc	21,090	526
	HomeServe plc	35,645	518
	M&G plc	201,160	518
	Bellway plc	13,002	510
	CRH plc (XDUB)	10,441	453
*	JD Sports Fashion plc	35,340	411
	B&M European Value Retail SA	53,035	406
*	Royal Mail plc	63,344	402
	Hikma Pharmaceuticals plc	12,275	384
	Schroders plc	7,734	378
*	Marks & Spencer Group plc	189,247	377
*	Beazley plc	68,126	329
	Games Workshop Group plc	2,389	318
*	Signature Aviation plc	54,916	307
*	Hiscox Ltd.	22,741	300
	Investec plc	107,471	293
	Dechra Pharmaceuticals plc	5,495	263
	Electrocomponents plc	18,534	251
	Genus plc	3,536	248
*	UNITE Group plc	17,790	241
*,3	Trainline plc	33,365	240
*	WH Smith plc	8,935	238
	IG Group Holdings plc	21,732	237
		Shares	Market Value• ($000)
*	IWG plc	46,657	235
	SSP Group plc	47,670	230
*	Inchcape plc	22,775	226
	Future plc	7,810	213
[3]	Avast plc	31,177	201
*	Countryside Properties plc	30,670	200
[3]	ConvaTec Group plc	75,541	198
*	International Consolidated Airlines Group SA	72,414	196
*	easyJet plc	13,959	192
	Pets at Home Group plc	33,650	186
	Close Brothers Group plc	7,935	172
	Grafton Group plc	12,100	167
*	Hays plc	75,490	161
	Softcat plc	7,858	160
*	Dunelm Group plc	9,001	158
*	OSB Group plc	24,793	153
	Spirent Communications plc	46,121	151
	TP Icap Group plc	45,386	151
	Ashmore Group plc	24,722	143
*	Greggs plc	4,934	143
	Fresnillo plc	11,207	142
*	Shaftesbury plc	15,778	136
	Man Group plc	64,943	136
	KAZ Minerals plc	11,528	135
[3]	Quilter plc	66,108	135
	Assura plc	127,917	133
*	National Express Group plc	31,678	132
	Aggreko plc	11,744	132
	Cranswick plc	2,720	129
	Big Yellow Group plc	8,005	127
[3]	John Laing Group plc	30,248	127
*,3	Ascential plc	25,440	127
*,3	Watches of Switzerland Group plc	14,013	125
	Synthomer plc	18,772	121
	Moneysupermarket.com Group plc	29,728	120
	Plus500 Ltd.	6,285	120
	Grainger plc	31,517	118
	Computacenter plc	4,049	118
*	Vistry Group plc	9,958	117
	UDG Healthcare plc	10,847	117
	Drax Group plc	21,787	116
*	Micro Focus International plc	19,841	116
	Lancashire Holdings Ltd.	13,268	114
	Safestore Holdings plc	10,084	112
*,3	Wizz Air Holdings plc	1,454	108

69

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	Just Eat Takeaway.com NV (XAMS)	1,113	107
	AJ Bell plc	18,148	107
*	Dixons Carphone plc	58,669	104
	LondonMetric Property plc	33,628	103
	Paragon Banking Group plc	16,286	102
	Great Portland Estates plc	10,621	100
*,3	Aston Martin Lagonda Global Holdings plc	3,569	100
*	Marshalls plc	10,010	96
	Capital & Counties Properties plc	40,530	96
	Centamin plc	67,757	95
	Victrex plc	3,159	94
*	Cineworld Group plc	67,188	92
	Domino's Pizza Group plc	21,302	91
*	Pagegroup plc	13,511	90
	IntegraFin Holdings plc	12,584	88
*	Savills plc	5,376	87
*	Mediclinic International plc	21,019	84
	Jupiter Fund Management plc	19,869	82
*	Firstgroup plc	62,898	79
*	AO World plc	20,067	79
	Workspace Group plc	7,280	78
*	Polypipe Group plc	10,032	77
	Vesuvius plc	10,375	76
	RHI Magnesita NV	1,389	76
*	Mitie Group plc	103,434	75
*	Just Group plc	58,484	74
	Daily Mail & General Trust plc Class A	5,846	74
[3]	Airtel Africa plc	66,541	74
	Rathbone Brothers plc	3,170	68
*	Frasers Group plc	10,406	68
	Redrow plc	8,986	68
	Sanne Group plc	8,247	68
*	Coats Group plc	76,003	66
*	Petropavlovsk plc	168,903	64
*	Provident Financial plc	15,943	62
*	Crest Nicholson Holdings plc	13,949	62
*	Greencore Group plc	28,649	61
	Kainos Group plc	3,341	61
*	Elementis plc	34,082	60
	Avon Rubber plc	1,424	56
*	Halfords Group plc	13,553	55
	Ferrexpo plc	11,280	53
	Brewin Dolphin Holdings plc	11,896	49
	Hochschild Mining plc	16,405	49
		Shares	Market Value• ($000)
	TalkTalk Telecom Group plc	35,847	49
*,3	Ibstock plc	15,964	48
	Euromoney Institutional Investor plc	3,364	46
*	Essentra plc	11,008	45
	Sirius Real Estate Ltd.	34,318	44
*	Vectura Group plc	27,313	43
	FDM Group Holdings plc	2,927	41
	Clarkson plc	1,045	37
	NCC Group plc	9,887	36
	Redde Northgate plc	9,423	36
*	Restaurant Group plc	22,839	35
*	Go-Ahead Group plc	1,814	30
	St. Modwen Properties plc	5,519	30
	Helical plc	5,379	29
*	Bank of Georgia Group plc	2,028	28
*,3	Spire Healthcare Group plc	13,463	28
[3]	TI Fluid Systems plc	6,919	26
	Keller Group plc	2,139	23
	Picton Property Income Ltd.	17,007	21
*	AG Barr plc	2,978	21
*,3	Equiniti Group plc	10,203	20
	PZ Cussons plc	5,461	19
	Telecom Plus plc	1,118	18
	Alfa Financial Software Holdings plc	9,666	18
*	TBC Bank Group plc	1,188	18
	Devro plc	6,727	16
*	Stagecoach Group plc	9,115	12
	RDI REIT plc	5,397	9
*	SIG plc	14,852	7
*,3	Funding Circle Holdings plc	2,197	4
*,1	NMC Health plc	4,208	—
			138,973
Total Common Stocks (Cost $1,463,055)			1,778,524

70

ESG International Stock ETF
	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5] Vanguard Market Liquidity Fund, 0.099% (Cost $4,933)	49,339	4,934
Total Investments (99.9%) (Cost $1,467,988)		1,783,458
Other Assets and Liabilities—Net (0.1%)		1,277
Net Assets (100%)		1,784,735
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,116,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $45,918,000, representing 2.6% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,419,000 was received for securities on loan.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.
71

ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2021	16	1,731	(53)
MSCI Emerging Market Index	March 2021	67	4,483	(227)
				(280)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	4/6/21	JPY	178,947	USD	1,698	—	(19)
J.P. Morgan Securities LLC	3/2/21	QAR	51	USD	14	—	—
BNP Paribas	4/6/21	USD	2,320	JPY	239,718	70	—
						70	(19)
JPY—Japanese yen.
QAR—Qatari riyal.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
72

ESG International Stock ETF
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,463,055)	1,778,524
Affiliated Issuers (Cost $4,933)	4,934
Total Investments in Securities	1,783,458
Investment in Vanguard	62
Foreign Currency, at Value (Cost $3,950)	3,936
Cash Collateral Pledged—Futures Contracts	410
Receivables for Investment Securities Sold	37
Receivables for Accrued Income	3,242
Unrealized Appreciation—Forward Currency Contracts	70
Total Assets	1,791,215
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	1,484
Collateral for Securities on Loan	3,419
Payables to Vanguard	129
Variation Margin Payable—Futures Contracts	87
Unrealized Depreciation—Forward Currency Contracts	19
Deferred Foreign Capital Gains Taxes	1,335
Total Liabilities	6,480
Net Assets	1,784,735
At February 28, 2021, net assets consisted of:

Paid-in Capital	1,483,082
Total Distributable Earnings (Loss)	301,653
Net Assets	1,784,735

Net Assets
Applicable to 29,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,784,735
Net Asset Value Per Share	$60.50
See accompanying Notes, which are an integral part of the Financial Statements.
73

ESG International Stock ETF
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Dividends[1]	10,944
Interest[2]	3
Securities Lending—Net	90
Total Income	11,037
Expenses
The Vanguard Group—Note B
Investment Advisory Services	111
Management and Administrative	834
Marketing and Distribution	35
Custodian Fees	118
Shareholders’ Reports	9
Trustees’ Fees and Expenses	—
Total Expenses	1,107
Net Investment Income	9,930
Realized Net Gain (Loss)
Investment Securities Sold[2]	(365)
Futures Contracts	2,073
Forward Currency Contracts	(53)
Foreign Currencies	146
Realized Net Gain (Loss)	1,801
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	216,189
Futures Contracts	(316)
Forward Currency Contracts	57
Foreign Currencies	(65)
Change in Unrealized Appreciation (Depreciation)	215,865
Net Increase (Decrease) in Net Assets Resulting from Operations	227,596
1	Dividends are net of foreign withholding taxes of $1,094,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,164,000).
See accompanying Notes, which are an integral part of the Financial Statements.
74

ESG International Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,930	18,028
Realized Net Gain (Loss)	1,801	(12,482)
Change in Unrealized Appreciation (Depreciation)	215,865	101,315
Net Increase (Decrease) in Net Assets Resulting from Operations	227,596	106,861
Distributions
Total Distributions	(15,499)	(14,331)
Capital Share Transactions
Issued	367,806	693,888
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	367,806	693,888
Total Increase (Decrease)	579,903	786,418
Net Assets
Beginning of Period	1,204,832	418,414
End of Period	1,784,735	1,204,832
See accompanying Notes, which are an integral part of the Financial Statements.
75

ESG International Stock ETF
Financial Highlights
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	September 18, 2018[1] to August 31, 2019
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$52.38	$48.09	$50.00
Investment Operations
Net Investment Income[2]	.380	1.192	1.529
Net Realized and Unrealized Gain (Loss) on Investments	8.354	4.138	(2.714)
Total from Investment Operations	8.734	5.330	(1.185)
Distributions
Dividends from Net Investment Income	(.614)	(1.040)	(.725)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.614)	(1.040)	(.725)
Net Asset Value, End of Period	$60.50	$52.38	$48.09
Total Return	16.80%	11.23%	-2.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,785	$1,205	$418
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.17%[3,4]
Ratio of Net Investment Income to Average Net Assets	0.54%	2.45%	3.30%[3]
Portfolio Turnover Rate[5]	3%	12%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
76

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
77

ESG International Stock ETF
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
78

ESG International Stock ETF
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
79

ESG International Stock ETF
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $62,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
80

ESG International Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	145,565	7,293	—	152,858
Common Stocks—Other	70,725	1,554,772	169	1,625,666
Temporary Cash Investments	4,934	—	—	4,934
Total	221,224	1,562,065	169	1,783,458

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	70	—	70
Liabilities
Futures Contracts[1]	280	—	—	280
Forward Currency Contracts	—	19	—	19
Total	280	19	—	299
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 28, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	70	70
Total Assets	—	70	70

Unrealized Depreciation—Futures Contracts[1]	280	—	280
Unrealized Depreciation—Forward Currency Contracts	—	19	19
Total Liabilities	280	19	299
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
81

ESG International Stock ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,073	—	2,073
Forward Currency Contracts	—	(53)	(53)
Realized Net Gain (Loss) on Derivatives	2,073	(53)	2,020

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(316)	—	(316)
Forward Currency Contracts	—	57	57
Change in Unrealized Appreciation (Depreciation) on Derivatives	(316)	57	(259)
E.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,471,138
Gross Unrealized Appreciation	374,040
Gross Unrealized Depreciation	(61,949)
Net Unrealized Appreciation (Depreciation)	312,091
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2020, the fund had available capital losses totaling $14,143,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2021, the fund purchased $408,966,000 of investment securities and sold $45,899,000 of investment securities, other than temporary cash investments. Purchases and sales include $274,333,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	Shares (000)	Shares (000)
Issued	6,500	14,300
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	6,500	14,300
82

ESG International Stock ETF
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q43942 042021

Semiannual Report  |  February 28, 2021
Vanguard ESG U.S. Corporate Bond ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended February 28, 2021
ESG U.S. Corporate Bond ETF	Beginning Account Value 9/22/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$986.10	$0.52
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.26	0.53
The calculations are based on expenses incurred in the period from inception on September 22, 2020, through February 28, 2021. The fund’s annualized expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, from inception through February 28, 2021, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (159/365).
2

ESG U.S. Corporate Bond ETF
Fund Allocation
As of February 28, 2021
Corporate Bonds – Communications	14.4%
Corporate Bonds – Consumer Discretionary	6.5
Corporate Bonds – Consumer Staples	3.9
Corporate Bonds – Financials	37.9
Corporate Bonds – Health Care	16.3
Corporate Bonds – Industrials	3.7
Corporate Bonds – Materials	1.6
Corporate Bonds – Real Estate	2.0
Corporate Bonds – Technology	13.7
Corporate Bonds – Utilities	0.0
The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

ESG U.S. Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (99.1%)
Communications (14.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	50	56
	Activision Blizzard Inc.	2.500%	9/15/50	35	31
	Alphabet Inc.	3.375%	2/25/24	40	43
	Alphabet Inc.	1.998%	8/15/26	45	47
	Alphabet Inc.	0.800%	8/15/27	60	58
	Alphabet Inc.	1.100%	8/15/30	35	33
	Alphabet Inc.	1.900%	8/15/40	70	63
	Alphabet Inc.	2.050%	8/15/50	96	83
	Alphabet Inc.	2.250%	8/15/60	40	34
	America Movil SAB de CV	3.125%	7/16/22	5	5
	America Movil SAB de CV	3.625%	4/22/29	85	94
	America Movil SAB de CV	2.875%	5/7/30	65	68
	America Movil SAB de CV	6.125%	3/30/40	60	84
	America Movil SAB de CV	4.375%	7/16/42	45	53
	America Movil SAB de CV	4.375%	4/22/49	20	24
	AT&T Inc.	3.000%	6/30/22	75	77
	AT&T Inc.	2.625%	12/1/22	5	5
	AT&T Inc.	4.450%	4/1/24	25	28
	AT&T Inc.	3.400%	5/15/25	125	136
	AT&T Inc.	4.125%	2/17/26	50	57
	AT&T Inc.	3.800%	2/15/27	50	56
	AT&T Inc.	2.300%	6/1/27	160	166
	AT&T Inc.	1.650%	2/1/28	65	64
	AT&T Inc.	4.350%	3/1/29	75	86
[1]	AT&T Inc.	4.300%	2/15/30	75	86
	AT&T Inc.	2.750%	6/1/31	85	86
	AT&T Inc.	2.250%	2/1/32	75	72
	AT&T Inc.	4.500%	5/15/35	65	74
	AT&T Inc.	5.250%	3/1/37	70	87
	AT&T Inc.	4.850%	3/1/39	84	98
	AT&T Inc.	5.350%	9/1/40	80	101
	AT&T Inc.	3.500%	6/1/41	275	275
	AT&T Inc.	3.100%	2/1/43	155	146
	AT&T Inc.	4.350%	6/15/45	10	11
	AT&T Inc.	4.750%	5/15/46	50	58
	AT&T Inc.	4.500%	3/9/48	20	22
	AT&T Inc.	4.550%	3/9/49	175	196
	AT&T Inc.	3.650%	6/1/51	100	96
	AT&T Inc.	3.300%	2/1/52	25	23
4

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	AT&T Inc.	3.500%	9/15/53	205	188
[1,2]	AT&T Inc.	3.550%	9/15/55	260	239
[1,2]	AT&T Inc.	3.800%	12/1/57	42	40
[1,2]	AT&T Inc.	3.650%	9/15/59	130	120
	AT&T Inc.	3.850%	6/1/60	100	94
	AT&T Inc.	3.500%	2/1/61	25	22
	Bell Canada	4.464%	4/1/48	40	47
	Booking Holdings Inc.	4.100%	4/13/25	70	78
	Booking Holdings Inc.	4.500%	4/13/27	20	23
	Booking Holdings Inc.	4.625%	4/13/30	40	48
	British Telecommunications plc	9.625%	12/15/30	40	63
	Charter Communications Operating LLC	4.464%	7/23/22	76	80
	Charter Communications Operating LLC	4.908%	7/23/25	125	143
	Charter Communications Operating LLC	3.750%	2/15/28	25	27
	Charter Communications Operating LLC	4.200%	3/15/28	75	84
	Charter Communications Operating LLC	5.050%	3/30/29	20	23
	Charter Communications Operating LLC	2.800%	4/1/31	50	51
	Charter Communications Operating LLC	2.300%	2/1/32	40	38
	Charter Communications Operating LLC	6.384%	10/23/35	95	127
	Charter Communications Operating LLC	5.375%	4/1/38	75	90
[3]	Charter Communications Operating LLC	3.500%	6/1/41	70	68
	Charter Communications Operating LLC	6.484%	10/23/45	105	141
	Charter Communications Operating LLC	5.375%	5/1/47	30	35
	Charter Communications Operating LLC	5.750%	4/1/48	53	65
	Charter Communications Operating LLC	5.125%	7/1/49	25	29
	Charter Communications Operating LLC	4.800%	3/1/50	40	44
	Charter Communications Operating LLC	3.700%	4/1/51	115	110
[3]	Charter Communications Operating LLC	3.900%	6/1/52	20	20
	Charter Communications Operating LLC	3.850%	4/1/61	85	79
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	60	69
	Comcast Corp.	3.000%	2/1/24	25	27
	Comcast Corp.	3.600%	3/1/24	25	27
	Comcast Corp.	3.700%	4/15/24	50	55
	Comcast Corp.	3.375%	2/15/25	100	109
	Comcast Corp.	3.375%	8/15/25	25	27
	Comcast Corp.	3.950%	10/15/25	115	129
	Comcast Corp.	3.150%	3/1/26	25	27
	Comcast Corp.	2.350%	1/15/27	60	63
	Comcast Corp.	3.300%	2/1/27	100	111
	Comcast Corp.	3.300%	4/1/27	50	55
	Comcast Corp.	3.150%	2/15/28	25	27
	Comcast Corp.	3.550%	5/1/28	15	17
	Comcast Corp.	4.150%	10/15/28	50	58
	Comcast Corp.	2.650%	2/1/30	50	52
	Comcast Corp.	3.400%	4/1/30	25	28
	Comcast Corp.	4.250%	10/15/30	20	24
	Comcast Corp.	1.950%	1/15/31	75	74
	Comcast Corp.	4.250%	1/15/33	15	18
	Comcast Corp.	7.050%	3/15/33	75	110
	Comcast Corp.	4.400%	8/15/35	15	18
	Comcast Corp.	6.500%	11/15/35	100	145
	Comcast Corp.	3.200%	7/15/36	75	81
	Comcast Corp.	6.450%	3/15/37	15	22
	Comcast Corp.	6.950%	8/15/37	20	30
	Comcast Corp.	4.600%	10/15/38	40	50
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.750%	4/1/40	40	45
	Comcast Corp.	4.650%	7/15/42	95	119
	Comcast Corp.	4.750%	3/1/44	73	93
	Comcast Corp.	4.600%	8/15/45	50	62
	Comcast Corp.	3.400%	7/15/46	100	105
	Comcast Corp.	4.000%	8/15/47	50	58
	Comcast Corp.	3.969%	11/1/47	120	137
	Comcast Corp.	4.000%	3/1/48	50	57
	Comcast Corp.	4.700%	10/15/48	75	95
	Comcast Corp.	3.999%	11/1/49	45	52
	Comcast Corp.	3.450%	2/1/50	35	37
	Comcast Corp.	2.800%	1/15/51	52	49
	Comcast Corp.	2.450%	8/15/52	5	4
	Comcast Corp.	4.950%	10/15/58	35	48
	Comcast Corp.	2.650%	8/15/62	95	84
	Deutsche Telekom International Finance BV	8.750%	6/15/30	140	212
	Discovery Communications LLC	2.950%	3/20/23	18	19
	Discovery Communications LLC	3.950%	3/20/28	100	112
	Discovery Communications LLC	3.625%	5/15/30	5	5
	Discovery Communications LLC	5.200%	9/20/47	55	68
	Discovery Communications LLC	5.300%	5/15/49	60	75
	Discovery Communications LLC	4.650%	5/15/50	35	41
[1,2]	Discovery Communications LLC	4.000%	9/15/55	15	15
[1,2]	Expedia Group Inc.	4.625%	8/1/27	25	28
	Expedia Group Inc.	3.800%	2/15/28	70	75
	Expedia Group Inc.	3.250%	2/15/30	15	15
	Fox Corp.	4.030%	1/25/24	5	5
	Fox Corp.	4.709%	1/25/29	90	105
	Fox Corp.	5.476%	1/25/39	60	77
	Fox Corp.	5.576%	1/25/49	28	37
	NBCUniversal Media LLC	5.950%	4/1/41	100	143
	NBCUniversal Media LLC	4.450%	1/15/43	20	24
	Omnicom Group Inc.	3.625%	5/1/22	25	26
	Omnicom Group Inc.	3.650%	11/1/24	60	66
	Omnicom Group Inc.	3.600%	4/15/26	15	17
	Orange SA	9.000%	3/1/31	75	119
	Orange SA	5.375%	1/13/42	25	33
	Orange SA	5.500%	2/6/44	20	27
	Rogers Communications Inc.	4.100%	10/1/23	30	33
	Rogers Communications Inc.	5.000%	3/15/44	20	25
	Rogers Communications Inc.	4.300%	2/15/48	20	23
	Rogers Communications Inc.	4.350%	5/1/49	45	53
	Rogers Communications Inc.	3.700%	11/15/49	25	27
	Telefonica Emisiones SA	4.103%	3/8/27	90	102
	Telefonica Emisiones SA	7.045%	6/20/36	55	78
	Telefonica Emisiones SA	4.665%	3/6/38	10	11
	Telefonica Emisiones SA	5.213%	3/8/47	95	111
	Telefonica Emisiones SA	4.895%	3/6/48	60	69
	Telefonica Emisiones SA	5.520%	3/1/49	35	44
	Telefonica Europe BV	8.250%	9/15/30	15	22
	TELUS Corp.	4.600%	11/16/48	5	6
	Time Warner Cable LLC	6.550%	5/1/37	75	101
	Time Warner Cable LLC	6.750%	6/15/39	65	89
	Time Warner Cable LLC	5.875%	11/15/40	40	51
	Time Warner Cable LLC	5.500%	9/1/41	35	43
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable LLC	4.500%	9/15/42	55	60
	Time Warner Entertainment Co. LP	8.375%	3/15/23	20	23
	Time Warner Entertainment Co. LP	8.375%	7/15/33	50	75
[1,2]	T-Mobile USA Inc.	3.500%	4/15/25	70	76
[1,2]	T-Mobile USA Inc.	1.500%	2/15/26	25	25
[1,2]	T-Mobile USA Inc.	3.750%	4/15/27	145	160
[1,2]	T-Mobile USA Inc.	2.050%	2/15/28	55	55
[1,2]	T-Mobile USA Inc.	3.875%	4/15/30	200	220
[1,2]	T-Mobile USA Inc.	2.550%	2/15/31	125	125
[1,2]	T-Mobile USA Inc.	2.250%	11/15/31	35	34
[1,2]	T-Mobile USA Inc.	4.375%	4/15/40	50	56
[1,2]	T-Mobile USA Inc.	3.000%	2/15/41	70	66
[1,2]	T-Mobile USA Inc.	4.500%	4/15/50	80	90
[1,2]	T-Mobile USA Inc.	3.300%	2/15/51	110	103
[1,2]	T-Mobile USA Inc.	3.600%	11/15/60	30	29
[1]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	10	10
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	20	22
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	20	22
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	45	53
	Verizon Communications Inc.	5.150%	9/15/23	225	251
	Verizon Communications Inc.	3.376%	2/15/25	120	131
	Verizon Communications Inc.	2.625%	8/15/26	25	27
	Verizon Communications Inc.	4.125%	3/16/27	95	110
	Verizon Communications Inc.	3.000%	3/22/27	105	113
	Verizon Communications Inc.	4.329%	9/21/28	115	133
	Verizon Communications Inc.	4.016%	12/3/29	85	97
	Verizon Communications Inc.	3.150%	3/22/30	75	80
	Verizon Communications Inc.	1.500%	9/18/30	10	9
[1,2]	Verizon Communications Inc.	1.680%	10/30/30	100	95
	Verizon Communications Inc.	1.750%	1/20/31	50	47
	Verizon Communications Inc.	4.500%	8/10/33	70	83
	Verizon Communications Inc.	4.400%	11/1/34	85	101
	Verizon Communications Inc.	4.272%	1/15/36	40	46
	Verizon Communications Inc.	5.250%	3/16/37	50	64
	Verizon Communications Inc.	2.650%	11/20/40	70	65
	Verizon Communications Inc.	3.850%	11/1/42	150	165
	Verizon Communications Inc.	4.125%	8/15/46	30	34
	Verizon Communications Inc.	4.862%	8/21/46	126	156
	Verizon Communications Inc.	4.522%	9/15/48	60	71
	Verizon Communications Inc.	5.012%	4/15/49	75	95
	Verizon Communications Inc.	4.000%	3/22/50	30	33
	Verizon Communications Inc.	2.875%	11/20/50	120	109
	Verizon Communications Inc.	4.672%	3/15/55	40	48
[1,2]	Verizon Communications Inc.	2.987%	10/30/56	135	122
	Verizon Communications Inc.	3.000%	11/20/60	135	121
	ViacomCBS Inc.	4.250%	9/1/23	25	27
	ViacomCBS Inc.	4.750%	5/15/25	35	40
	ViacomCBS Inc.	4.000%	1/15/26	25	28
	ViacomCBS Inc.	7.875%	7/30/30	70	99
	ViacomCBS Inc.	4.950%	1/15/31	50	60
	ViacomCBS Inc.	4.200%	5/19/32	25	29
	ViacomCBS Inc.	4.375%	3/15/43	60	68
	ViacomCBS Inc.	5.850%	9/1/43	40	53
	ViacomCBS Inc.	4.950%	5/19/50	25	30
	Vodafone Group plc	2.950%	2/19/23	105	110
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	3.750%	1/16/24	25	27
	Vodafone Group plc	4.125%	5/30/25	60	67
	Vodafone Group plc	4.375%	5/30/28	75	88
	Vodafone Group plc	6.150%	2/27/37	30	41
	Vodafone Group plc	4.375%	2/19/43	15	17
	Vodafone Group plc	5.250%	5/30/48	100	129
	Vodafone Group plc	4.875%	6/19/49	80	97
	Vodafone Group plc	4.250%	9/17/50	90	100
	Walt Disney Co.	3.000%	9/15/22	90	94
	Walt Disney Co.	3.350%	3/24/25	50	55
	Walt Disney Co.	1.750%	1/13/26	25	26
	Walt Disney Co.	2.200%	1/13/28	80	83
	Walt Disney Co.	2.000%	9/1/29	65	66
	Walt Disney Co.	3.800%	3/22/30	30	34
	Walt Disney Co.	2.650%	1/13/31	115	120
	Walt Disney Co.	6.200%	12/15/34	60	86
	Walt Disney Co.	6.400%	12/15/35	50	74
	Walt Disney Co.	6.650%	11/15/37	25	37
	Walt Disney Co.	3.500%	5/13/40	45	49
	Walt Disney Co.	4.700%	3/23/50	60	77
	Walt Disney Co.	3.600%	1/13/51	75	82
	Walt Disney Co.	3.800%	5/13/60	80	90
	Weibo Corp.	3.500%	7/5/24	50	53
	Weibo Corp.	3.375%	7/8/30	10	10
	WPP Finance 2010	3.750%	9/19/24	20	22
					15,706
Consumer Discretionary (6.4%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	75	82
	Alibaba Group Holding Ltd.	3.400%	12/6/27	35	38
	Alibaba Group Holding Ltd.	2.125%	2/9/31	45	44
	Alibaba Group Holding Ltd.	4.000%	12/6/37	55	61
	Alibaba Group Holding Ltd.	2.700%	2/9/41	35	32
	Alibaba Group Holding Ltd.	4.200%	12/6/47	45	50
	Alibaba Group Holding Ltd.	3.150%	2/9/51	45	43
	Alibaba Group Holding Ltd.	4.400%	12/6/57	30	35
	Amazon.com Inc.	2.400%	2/22/23	50	52
	Amazon.com Inc.	2.800%	8/22/24	105	113
	Amazon.com Inc.	0.800%	6/3/25	65	65
	Amazon.com Inc.	1.200%	6/3/27	50	50
	Amazon.com Inc.	3.150%	8/22/27	165	183
	Amazon.com Inc.	1.500%	6/3/30	60	58
	Amazon.com Inc.	4.800%	12/5/34	80	104
	Amazon.com Inc.	4.950%	12/5/44	90	121
	Amazon.com Inc.	4.050%	8/22/47	115	137
	Amazon.com Inc.	2.500%	6/3/50	95	88
	Amazon.com Inc.	4.250%	8/22/57	30	37
	Amazon.com Inc.	2.700%	6/3/60	70	65
[1]	American Honda Finance Corp.	2.200%	6/27/22	50	51
[1]	American Honda Finance Corp.	2.050%	1/10/23	20	21
[1]	American Honda Finance Corp.	1.950%	5/10/23	20	21
[1]	American Honda Finance Corp.	0.875%	7/7/23	60	61
[1]	American Honda Finance Corp.	0.650%	9/8/23	40	40
[1]	American Honda Finance Corp.	1.200%	7/8/25	20	20
	AutoZone Inc.	4.000%	4/15/30	65	74
	BorgWarner Inc.	2.650%	7/1/27	35	37
8

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cintas Corp. No. 2	3.700%	4/1/27	70	79
Daimler Finance North America LLC	8.500%	1/18/31	30	46
eBay Inc.	3.800%	3/9/22	50	52
eBay Inc.	2.600%	7/15/22	35	36
eBay Inc.	1.900%	3/11/25	25	26
eBay Inc.	3.600%	6/5/27	70	78
eBay Inc.	2.700%	3/11/30	20	21
eBay Inc.	4.000%	7/15/42	20	22
General Motors Co.	4.875%	10/2/23	50	55
General Motors Co.	6.125%	10/1/25	70	83
General Motors Co.	4.200%	10/1/27	70	78
General Motors Co.	5.000%	10/1/28	50	58
General Motors Co.	5.000%	4/1/35	45	54
General Motors Co.	6.250%	10/2/43	35	47
General Motors Co.	5.200%	4/1/45	60	72
General Motors Co.	6.750%	4/1/46	20	28
General Motors Co.	5.400%	4/1/48	60	73
General Motors Co.	5.950%	4/1/49	10	13
General Motors Financial Co. Inc.	3.450%	4/10/22	25	26
General Motors Financial Co. Inc.	3.150%	6/30/22	55	57
General Motors Financial Co. Inc.	3.550%	7/8/22	50	52
General Motors Financial Co. Inc.	5.200%	3/20/23	85	93
General Motors Financial Co. Inc.	3.700%	5/9/23	75	79
General Motors Financial Co. Inc.	5.100%	1/17/24	35	39
General Motors Financial Co. Inc.	3.950%	4/13/24	20	22
General Motors Financial Co. Inc.	4.000%	1/15/25	100	109
General Motors Financial Co. Inc.	2.900%	2/26/25	75	80
General Motors Financial Co. Inc.	4.350%	4/9/25	25	28
General Motors Financial Co. Inc.	2.750%	6/20/25	25	26
General Motors Financial Co. Inc.	4.300%	7/13/25	25	28
General Motors Financial Co. Inc.	5.250%	3/1/26	45	52
General Motors Financial Co. Inc.	4.000%	10/6/26	10	11
General Motors Financial Co. Inc.	4.350%	1/17/27	85	96
General Motors Financial Co. Inc.	2.700%	8/20/27	40	42
General Motors Financial Co. Inc.	3.600%	6/21/30	65	70
Hasbro Inc.	3.900%	11/19/29	35	39
Home Depot Inc.	2.625%	6/1/22	54	55
Home Depot Inc.	2.700%	4/1/23	45	47
Home Depot Inc.	3.350%	9/15/25	75	83
Home Depot Inc.	2.125%	9/15/26	100	105
Home Depot Inc.	2.500%	4/15/27	25	27
Home Depot Inc.	2.950%	6/15/29	65	70
Home Depot Inc.	2.700%	4/15/30	65	69
Home Depot Inc.	1.375%	3/15/31	50	47
Home Depot Inc.	5.875%	12/16/36	50	72
Home Depot Inc.	3.300%	4/15/40	55	60
Home Depot Inc.	4.200%	4/1/43	20	24
Home Depot Inc.	4.250%	4/1/46	80	97
Home Depot Inc.	3.900%	6/15/47	75	86
Home Depot Inc.	3.125%	12/15/49	50	51
Home Depot Inc.	3.350%	4/15/50	90	96
Home Depot Inc.	3.500%	9/15/56	105	115
Lear Corp.	3.800%	9/15/27	10	11
Lennar Corp.	4.750%	11/29/27	25	29
Lowe's Cos. Inc.	3.120%	4/15/22	40	41
9

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.375%	9/15/25	15	16
	Lowe's Cos. Inc.	2.500%	4/15/26	75	80
	Lowe's Cos. Inc.	1.300%	4/15/28	25	24
	Lowe's Cos. Inc.	3.650%	4/5/29	85	95
	Lowe's Cos. Inc.	1.700%	10/15/30	70	67
	Lowe's Cos. Inc.	3.700%	4/15/46	20	22
	Lowe's Cos. Inc.	4.050%	5/3/47	80	91
	Lowe's Cos. Inc.	3.000%	10/15/50	25	24
	Magna International Inc.	3.625%	6/15/24	15	16
	Magna International Inc.	2.450%	6/15/30	30	31
[1]	Marriott International Inc.	5.750%	5/1/25	55	63
[1]	Marriott International Inc.	3.125%	6/15/26	60	63
[1]	Marriott International Inc.	4.625%	6/15/30	20	23
[1]	Marriott International Inc.	3.500%	10/15/32	20	21
[1]	McDonald's Corp.	3.700%	1/30/26	25	28
[1]	McDonald's Corp.	3.500%	3/1/27	50	56
[1]	McDonald's Corp.	3.500%	7/1/27	55	61
[1]	McDonald's Corp.	3.800%	4/1/28	10	11
[1]	McDonald's Corp.	2.625%	9/1/29	160	167
[1]	McDonald's Corp.	4.700%	12/9/35	70	86
[1]	McDonald's Corp.	4.875%	12/9/45	50	63
[1]	McDonald's Corp.	4.450%	3/1/47	50	60
[1]	McDonald's Corp.	4.450%	9/1/48	32	39
[1]	McDonald's Corp.	3.625%	9/1/49	40	43
[1]	McDonald's Corp.	4.200%	4/1/50	10	12
	NIKE Inc.	2.400%	3/27/25	10	11
	NIKE Inc.	2.375%	11/1/26	65	69
	NIKE Inc.	2.750%	3/27/27	59	64
	NIKE Inc.	2.850%	3/27/30	45	49
	NIKE Inc.	3.250%	3/27/40	35	38
	NIKE Inc.	3.375%	3/27/50	53	58
	NVR Inc.	3.000%	5/15/30	7	7
	O'Reilly Automotive Inc.	3.600%	9/1/27	25	28
	Ralph Lauren Corp.	2.950%	6/15/30	15	16
	Stanley Black & Decker Inc.	2.300%	3/15/30	20	21
	Stanley Black & Decker Inc.	2.750%	11/15/50	20	19
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	35	38
	Starbucks Corp.	3.100%	3/1/23	20	21
	Starbucks Corp.	3.800%	8/15/25	50	56
	Starbucks Corp.	4.000%	11/15/28	45	52
	Starbucks Corp.	3.550%	8/15/29	30	34
	Starbucks Corp.	2.250%	3/12/30	50	51
	Starbucks Corp.	2.550%	11/15/30	45	47
	Starbucks Corp.	4.500%	11/15/48	50	60
	Starbucks Corp.	3.500%	11/15/50	20	21
	TJX Cos. Inc.	3.500%	4/15/25	35	38
	TJX Cos. Inc.	2.250%	9/15/26	75	79
	TJX Cos. Inc.	3.750%	4/15/27	25	28
	VF Corp.	2.050%	4/23/22	25	25
	VF Corp.	2.400%	4/23/25	60	63
					7,093
Consumer Staples (3.9%)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	45	48
	Archer-Daniels-Midland Co.	3.250%	3/27/30	25	28
	Campbell Soup Co.	4.150%	3/15/28	15	17
10

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Coca-Cola Co.	2.500%	4/1/23	70	73
Coca-Cola Co.	1.750%	9/6/24	45	47
Coca-Cola Co.	2.875%	10/27/25	30	33
Coca-Cola Co.	3.375%	3/25/27	70	78
Coca-Cola Co.	1.000%	3/15/28	60	58
Coca-Cola Co.	2.125%	9/6/29	60	61
Coca-Cola Co.	3.450%	3/25/30	65	73
Coca-Cola Co.	1.650%	6/1/30	25	24
Coca-Cola Co.	1.375%	3/15/31	20	19
Coca-Cola Co.	2.500%	6/1/40	70	69
Coca-Cola Co.	2.600%	6/1/50	33	31
Coca-Cola Co.	2.500%	3/15/51	50	46
Coca-Cola Co.	2.750%	6/1/60	20	19
Conagra Brands Inc.	4.600%	11/1/25	25	29
Conagra Brands Inc.	4.850%	11/1/28	50	60
Conagra Brands Inc.	5.300%	11/1/38	25	32
Conagra Brands Inc.	5.400%	11/1/48	60	79
Dollar General Corp.	3.250%	4/15/23	80	84
Dollar General Corp.	3.500%	4/3/30	40	44
Dollar Tree Inc.	3.700%	5/15/23	70	75
Dollar Tree Inc.	4.000%	5/15/25	20	22
Dollar Tree Inc.	4.200%	5/15/28	25	29
General Mills Inc.	3.700%	10/17/23	25	27
General Mills Inc.	4.000%	4/17/25	10	11
General Mills Inc.	4.200%	4/17/28	60	69
General Mills Inc.	2.875%	4/15/30	25	26
Hormel Foods Corp.	1.800%	6/11/30	20	20
J M Smucker Co.	3.500%	3/15/25	10	11
Kellogg Co.	3.250%	4/1/26	25	28
Keurig Dr Pepper Inc.	4.057%	5/25/23	25	27
Keurig Dr Pepper Inc.	4.417%	5/25/25	70	79
Keurig Dr Pepper Inc.	4.597%	5/25/28	95	112
Keurig Dr Pepper Inc.	3.200%	5/1/30	10	11
Keurig Dr Pepper Inc.	3.800%	5/1/50	10	11
Kimberly-Clark Corp.	3.100%	3/26/30	25	28
McCormick & Co. Inc.	2.700%	8/15/22	25	26
McCormick & Co. Inc.	3.400%	8/15/27	20	22
Mead Johnson Nutrition Co.	4.125%	11/15/25	66	74
Mondelez International Inc.	0.625%	7/1/22	50	50
Mondelez International Inc.	1.500%	5/4/25	20	20
Mondelez International Inc.	2.750%	4/13/30	25	26
Mondelez International Inc.	2.625%	9/4/50	30	27
PepsiCo Inc.	2.750%	3/5/22	35	36
PepsiCo Inc.	2.250%	5/2/22	25	26
PepsiCo Inc.	3.100%	7/17/22	70	72
PepsiCo Inc.	2.750%	3/1/23	25	26
PepsiCo Inc.	3.600%	3/1/24	21	23
PepsiCo Inc.	2.250%	3/19/25	75	79
PepsiCo Inc.	2.375%	10/6/26	80	85
PepsiCo Inc.	3.000%	10/15/27	50	55
PepsiCo Inc.	2.750%	3/19/30	90	96
PepsiCo Inc.	1.625%	5/1/30	25	25
PepsiCo Inc.	3.500%	3/19/40	50	56
PepsiCo Inc.	4.000%	3/5/42	25	30
PepsiCo Inc.	4.450%	4/14/46	40	51
11

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.450%	10/6/46	35	38
	PepsiCo Inc.	3.375%	7/29/49	80	87
	PepsiCo Inc.	3.625%	3/19/50	50	56
	PepsiCo Inc.	3.875%	3/19/60	18	21
	Procter & Gamble Co.	2.150%	8/11/22	50	51
	Procter & Gamble Co.	3.100%	8/15/23	30	32
	Procter & Gamble Co.	2.450%	11/3/26	85	91
	Procter & Gamble Co.	2.850%	8/11/27	5	5
	Procter & Gamble Co.	3.000%	3/25/30	40	44
	Procter & Gamble Co.	1.200%	10/29/30	25	24
	Sysco Corp.	5.650%	4/1/25	35	41
	Sysco Corp.	3.300%	7/15/26	25	27
	Sysco Corp.	3.250%	7/15/27	75	83
	Sysco Corp.	5.950%	4/1/30	25	32
	Sysco Corp.	6.600%	4/1/50	50	74
	Target Corp.	3.500%	7/1/24	5	5
	Target Corp.	2.250%	4/15/25	75	79
	Target Corp.	2.500%	4/15/26	10	11
	Target Corp.	3.375%	4/15/29	50	56
	Target Corp.	2.350%	2/15/30	10	10
	Target Corp.	4.000%	7/1/42	45	56
	Tyson Foods Inc.	4.500%	6/15/22	95	99
	Tyson Foods Inc.	4.000%	3/1/26	5	6
	Tyson Foods Inc.	3.550%	6/2/27	100	111
	Tyson Foods Inc.	4.550%	6/2/47	25	31
	Tyson Foods Inc.	5.100%	9/28/48	40	53
	Unilever Capital Corp.	2.200%	5/5/22	65	66
	Unilever Capital Corp.	2.600%	5/5/24	25	27
	Unilever Capital Corp.	2.900%	5/5/27	55	60
	Unilever Capital Corp.	3.500%	3/22/28	20	22
	Unilever Capital Corp.	2.125%	9/6/29	25	26
	Unilever Capital Corp.	5.900%	11/15/32	30	42
	Walgreen Co.	3.100%	9/15/22	65	68
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	35	39
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	75	83
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	60	68
					4,267
Financials (37.6%)
[1]	Aegon NV	5.500%	4/11/48	10	11
	AerCap Ireland Capital DAC	4.500%	9/15/23	10	11
	AerCap Ireland Capital DAC	3.150%	2/15/24	50	52
	AerCap Ireland Capital DAC	6.500%	7/15/25	65	76
	AerCap Ireland Capital DAC	3.650%	7/21/27	40	43
	Aflac Inc.	3.600%	4/1/30	45	51
	Air Lease Corp.	3.000%	9/15/23	45	47
[1]	Air Lease Corp.	2.300%	2/1/25	25	26
[1]	Air Lease Corp.	3.750%	6/1/26	60	65
	Air Lease Corp.	3.125%	12/1/30	50	50
[1]	Allstate Corp.	5.750%	8/15/53	30	32
	Ally Financial Inc.	3.050%	6/5/23	50	53
	Ally Financial Inc.	1.450%	10/2/23	25	25
	Ally Financial Inc.	3.875%	5/21/24	60	65
	Ally Financial Inc.	5.800%	5/1/25	50	58
[1]	Ally Financial Inc.	8.000%	11/1/31	43	61
	American Express Co.	2.750%	5/20/22	40	41
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	2.500%	8/1/22	100	103
	American Express Co.	2.650%	12/2/22	23	24
	American Express Co.	3.400%	2/27/23	70	74
	American Express Co.	3.700%	8/3/23	20	22
	American Express Co.	3.400%	2/22/24	40	43
	American Express Co.	2.500%	7/30/24	75	79
	American Express Co.	3.000%	10/30/24	30	32
	American Express Co.	3.125%	5/20/26	65	71
	American Express Co.	4.050%	12/3/42	30	35
[1]	American Express Credit Corp.	2.700%	3/3/22	25	26
[1]	American Express Credit Corp.	3.300%	5/3/27	60	67
	American International Group Inc.	2.500%	6/30/25	50	53
	American International Group Inc.	3.750%	7/10/25	20	22
	American International Group Inc.	3.900%	4/1/26	110	123
	American International Group Inc.	4.200%	4/1/28	50	57
	American International Group Inc.	3.400%	6/30/30	55	60
	American International Group Inc.	3.875%	1/15/35	35	40
	American International Group Inc.	6.250%	5/1/36	25	35
	American International Group Inc.	4.500%	7/16/44	60	71
	American International Group Inc.	4.800%	7/10/45	10	12
	American International Group Inc.	4.750%	4/1/48	50	62
[1]	American International Group Inc.	5.750%	4/1/48	10	11
	American International Group Inc.	4.375%	1/15/55	55	65
	Ameriprise Financial Inc.	4.000%	10/15/23	50	55
	Aon Corp.	3.750%	5/2/29	10	11
	Aon Corp.	2.800%	5/15/30	25	26
	Aon plc	3.875%	12/15/25	25	28
	Arch Capital Group Ltd.	3.635%	6/30/50	10	10
	Athene Holding Ltd.	4.125%	1/12/28	45	50
[1]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	50	51
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	25	28
	AXA SA	8.600%	12/15/30	10	16
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	25	25
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	20	20
	Banco Santander SA	3.500%	4/11/22	10	10
	Banco Santander SA	3.125%	2/23/23	5	5
	Banco Santander SA	3.848%	4/12/23	35	37
	Banco Santander SA	2.746%	5/28/25	110	117
	Banco Santander SA	5.179%	11/19/25	40	46
	Banco Santander SA	4.250%	4/11/27	75	86
	Banco Santander SA	3.800%	2/23/28	40	44
	Banco Santander SA	4.379%	4/12/28	25	29
	Banco Santander SA	3.306%	6/27/29	10	11
	Banco Santander SA	3.490%	5/28/30	75	81
	Bancolombia SA	3.000%	1/29/25	15	16
[1]	Bank of America Corp.	2.503%	10/21/22	10	10
[1]	Bank of America Corp.	3.300%	1/11/23	100	105
[1]	Bank of America Corp.	2.881%	4/24/23	125	129
[1]	Bank of America Corp.	2.816%	7/21/23	150	155
	Bank of America Corp.	4.100%	7/24/23	150	164
[1]	Bank of America Corp.	3.004%	12/20/23	150	157
[1]	Bank of America Corp.	4.125%	1/22/24	25	28
[1]	Bank of America Corp.	3.550%	3/5/24	130	137
[1]	Bank of America Corp.	4.000%	4/1/24	75	82
[1]	Bank of America Corp.	3.864%	7/23/24	100	107
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	4.200%	8/26/24	100	111
[1]	Bank of America Corp.	0.810%	10/24/24	95	96
[1]	Bank of America Corp.	4.000%	1/22/25	50	55
[1]	Bank of America Corp.	3.458%	3/15/25	50	54
[1]	Bank of America Corp.	3.950%	4/21/25	25	28
[1]	Bank of America Corp.	3.875%	8/1/25	80	89
[1]	Bank of America Corp.	0.981%	9/25/25	75	75
[1]	Bank of America Corp.	2.456%	10/22/25	75	79
[1]	Bank of America Corp.	3.366%	1/23/26	50	54
[1]	Bank of America Corp.	2.015%	2/13/26	100	103
[1]	Bank of America Corp.	3.500%	4/19/26	100	111
[1]	Bank of America Corp.	1.319%	6/19/26	85	85
[1]	Bank of America Corp.	4.250%	10/22/26	58	67
[1]	Bank of America Corp.	1.197%	10/24/26	175	174
[1]	Bank of America Corp.	3.559%	4/23/27	25	28
[1]	Bank of America Corp.	3.248%	10/21/27	75	82
[1]	Bank of America Corp.	4.183%	11/25/27	75	85
[1]	Bank of America Corp.	3.419%	12/20/28	153	169
[1]	Bank of America Corp.	3.970%	3/5/29	25	28
[1]	Bank of America Corp.	4.271%	7/23/29	88	102
[1]	Bank of America Corp.	3.974%	2/7/30	100	114
[1]	Bank of America Corp.	3.194%	7/23/30	100	108
[1]	Bank of America Corp.	2.884%	10/22/30	50	53
[1]	Bank of America Corp.	2.496%	2/13/31	265	271
[1]	Bank of America Corp.	2.592%	4/29/31	75	77
[1]	Bank of America Corp.	1.898%	7/23/31	25	24
	Bank of America Corp.	6.110%	1/29/37	50	69
[1]	Bank of America Corp.	4.244%	4/24/38	85	101
	Bank of America Corp.	7.750%	5/14/38	90	144
[1]	Bank of America Corp.	4.078%	4/23/40	10	12
[1]	Bank of America Corp.	2.676%	6/19/41	135	130
[1]	Bank of America Corp.	5.875%	2/7/42	60	84
[1]	Bank of America Corp.	5.000%	1/21/44	25	33
[1]	Bank of America Corp.	4.443%	1/20/48	50	61
[1]	Bank of America Corp.	3.946%	1/23/49	55	63
[1]	Bank of America Corp.	4.330%	3/15/50	80	95
[1]	Bank of America Corp.	4.083%	3/20/51	170	195
[1]	Bank of America Corp.	2.831%	10/24/51	55	52
[1]	Bank of America NA	6.000%	10/15/36	195	279
[1]	Bank of Montreal	2.900%	3/26/22	23	24
[1]	Bank of Montreal	2.550%	11/6/22	50	52
	Bank of Montreal	0.450%	12/8/23	45	45
[1]	Bank of Montreal	3.300%	2/5/24	25	27
[1]	Bank of Montreal	2.500%	6/28/24	25	27
[1]	Bank of Montreal	1.850%	5/1/25	95	98
[1]	Bank of Montreal	0.949%	1/22/27	25	25
[1]	Bank of Montreal	4.338%	10/5/28	24	26
[1]	Bank of Montreal	3.803%	12/15/32	60	67
[1]	Bank of New York Mellon Corp.	1.950%	8/23/22	45	46
[1]	Bank of New York Mellon Corp.	1.850%	1/27/23	20	21
[1]	Bank of New York Mellon Corp.	2.950%	1/29/23	50	52
[1]	Bank of New York Mellon Corp.	2.661%	5/16/23	35	36
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	86	90
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	50	50
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	20	21
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	25	26
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	20	22
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	55	61
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	25	28
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	25	29
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	60	66
	Bank of Nova Scotia	2.700%	3/7/22	20	21
	Bank of Nova Scotia	2.000%	11/15/22	115	118
	Bank of Nova Scotia	1.950%	2/1/23	15	15
	Bank of Nova Scotia	1.625%	5/1/23	50	51
	Bank of Nova Scotia	3.400%	2/11/24	40	43
	Bank of Nova Scotia	2.200%	2/3/25	15	16
	Bank of Nova Scotia	1.300%	6/11/25	25	25
	Bank of Nova Scotia	4.500%	12/16/25	15	17
	Bank of Nova Scotia	2.700%	8/3/26	65	70
	Barclays Bank plc	1.700%	5/12/22	29	29
[1]	Barclays plc	4.338%	5/16/24	50	54
	Barclays plc	4.375%	9/11/24	175	192
	Barclays plc	3.650%	3/16/25	50	54
[1]	Barclays plc	3.932%	5/7/25	10	11
	Barclays plc	4.375%	1/12/26	65	74
[1]	Barclays plc	2.852%	5/7/26	50	53
	Barclays plc	5.200%	5/12/26	100	114
	Barclays plc	4.836%	5/9/28	90	103
[1]	Barclays plc	4.972%	5/16/29	25	29
	Barclays plc	2.645%	6/24/31	100	101
	Barclays plc	5.250%	8/17/45	55	71
	Barclays plc	4.950%	1/10/47	15	19
[1]	BBVA USA	2.875%	6/29/22	35	36
	BlackRock Inc.	3.500%	3/18/24	20	22
	BlackRock Inc.	3.250%	4/30/29	25	28
	BlackRock Inc.	2.400%	4/30/30	58	61
	BlackRock Inc.	1.900%	1/28/31	45	45
[1]	BNP Paribas SA	3.250%	3/3/23	5	5
[1]	BNP Paribas SA	4.250%	10/15/24	65	73
	BPCE SA	4.000%	4/15/24	45	50
	Brighthouse Financial Inc.	3.700%	6/22/27	19	21
	Brighthouse Financial Inc.	4.700%	6/22/47	40	41
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	25	26
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	10	10
[1]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	25	26
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	80	86
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	40	43
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15	16
	Capital One Bank USA NA	3.375%	2/15/23	25	26
	Capital One Financial Corp.	3.050%	3/9/22	25	26
	Capital One Financial Corp.	3.200%	1/30/23	80	84
	Capital One Financial Corp.	2.600%	5/11/23	50	52
	Capital One Financial Corp.	3.500%	6/15/23	15	16
	Capital One Financial Corp.	3.900%	1/29/24	15	16
	Capital One Financial Corp.	3.750%	4/24/24	15	16
	Capital One Financial Corp.	3.300%	10/30/24	75	81
	Capital One Financial Corp.	4.200%	10/29/25	45	50
	Capital One Financial Corp.	3.750%	7/28/26	85	93
	Capital One Financial Corp.	3.750%	3/9/27	40	45
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	3.650%	5/11/27	20	22
	Capital One Financial Corp.	3.800%	1/31/28	40	45
	Charles Schwab Corp.	2.650%	1/25/23	75	78
	Charles Schwab Corp.	3.850%	5/21/25	20	22
	Charles Schwab Corp.	0.900%	3/11/26	25	25
	Chubb Corp.	6.000%	5/11/37	35	49
	Chubb INA Holdings Inc.	2.875%	11/3/22	95	99
	Chubb INA Holdings Inc.	3.150%	3/15/25	25	27
	Chubb INA Holdings Inc.	3.350%	5/3/26	10	11
	Chubb INA Holdings Inc.	1.375%	9/15/30	50	48
	Chubb INA Holdings Inc.	4.350%	11/3/45	30	37
[1]	Citibank NA	3.650%	1/23/24	20	22
	Citigroup Inc.	2.750%	4/25/22	125	128
	Citigroup Inc.	4.050%	7/30/22	25	26
	Citigroup Inc.	2.700%	10/27/22	50	52
	Citigroup Inc.	3.500%	5/15/23	125	133
[1]	Citigroup Inc.	2.876%	7/24/23	50	52
	Citigroup Inc.	3.875%	10/25/23	50	54
[1]	Citigroup Inc.	1.678%	5/15/24	50	51
	Citigroup Inc.	0.776%	10/30/24	60	60
[1]	Citigroup Inc.	3.352%	4/24/25	35	38
	Citigroup Inc.	3.300%	4/27/25	100	109
	Citigroup Inc.	4.400%	6/10/25	75	84
	Citigroup Inc.	5.500%	9/13/25	25	29
	Citigroup Inc.	3.700%	1/12/26	100	111
	Citigroup Inc.	4.600%	3/9/26	75	86
[1]	Citigroup Inc.	3.106%	4/8/26	75	81
	Citigroup Inc.	3.400%	5/1/26	50	55
	Citigroup Inc.	3.200%	10/21/26	50	54
	Citigroup Inc.	1.122%	1/28/27	25	25
	Citigroup Inc.	4.450%	9/29/27	215	247
[1]	Citigroup Inc.	3.887%	1/10/28	40	45
[1]	Citigroup Inc.	3.668%	7/24/28	50	55
	Citigroup Inc.	4.125%	7/25/28	100	113
[1]	Citigroup Inc.	3.520%	10/27/28	80	88
[1]	Citigroup Inc.	4.075%	4/23/29	75	85
[1]	Citigroup Inc.	3.980%	3/20/30	125	141
[1]	Citigroup Inc.	2.976%	11/5/30	100	106
[1]	Citigroup Inc.	2.666%	1/29/31	25	26
[1]	Citigroup Inc.	4.412%	3/31/31	50	58
[1]	Citigroup Inc.	2.572%	6/3/31	120	122
	Citigroup Inc.	6.625%	6/15/32	65	89
[1]	Citigroup Inc.	3.878%	1/24/39	6	7
	Citigroup Inc.	8.125%	7/15/39	72	121
[1]	Citigroup Inc.	5.316%	3/26/41	35	47
	Citigroup Inc.	5.875%	1/30/42	50	71
	Citigroup Inc.	6.675%	9/13/43	40	61
	Citigroup Inc.	5.300%	5/6/44	45	59
	Citigroup Inc.	4.650%	7/30/45	45	56
	Citigroup Inc.	4.750%	5/18/46	25	31
[1]	Citigroup Inc.	4.281%	4/24/48	25	30
	Citigroup Inc.	4.650%	7/23/48	50	64
[1]	Citizens Bank NA	2.250%	4/28/25	20	21
	CME Group Inc.	3.000%	3/15/25	50	54
	CME Group Inc.	5.300%	9/15/43	13	18
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comerica Inc.	3.700%	7/31/23	35	38
	Cooperatieve Rabobank UA	2.750%	1/10/23	50	52
	Cooperatieve Rabobank UA	4.625%	12/1/23	50	55
	Cooperatieve Rabobank UA	4.375%	8/4/25	35	40
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	25	28
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	95	129
	Cooperatieve Rabobank UA	5.750%	12/1/43	50	70
	Cooperatieve Rabobank UA	5.250%	8/4/45	25	33
	Credit Suisse AG	2.800%	4/8/22	60	62
	Credit Suisse AG	1.000%	5/5/23	125	127
[1]	Credit Suisse AG	3.625%	9/9/24	85	93
	Credit Suisse AG	2.950%	4/9/25	45	49
	Credit Suisse Group AG	3.800%	6/9/23	65	70
	Credit Suisse Group AG	3.750%	3/26/25	25	27
	Credit Suisse Group AG	4.550%	4/17/26	75	87
	Credit Suisse Group AG	4.875%	5/15/45	55	71
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	60	63
	Deutsche Bank AG	3.950%	2/27/23	50	53
	Deutsche Bank AG	3.700%	5/30/24	20	22
[1]	Deutsche Bank AG	2.222%	9/18/24	50	51
[1]	Deutsche Bank AG	3.961%	11/26/25	40	44
	Deutsche Bank AG	2.129%	11/24/26	45	45
[1]	Deutsche Bank AG	3.547%	9/18/31	60	63
[1]	Discover Bank	4.200%	8/8/23	40	43
	Discover Bank	2.450%	9/12/24	65	69
[1]	Discover Bank	3.450%	7/27/26	25	27
[1]	Discover Bank	4.650%	9/13/28	65	76
	Discover Financial Services	4.100%	2/9/27	25	28
	Equitable Holdings Inc.	4.350%	4/20/28	35	40
	Equitable Holdings Inc.	5.000%	4/20/48	31	39
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	15	15
	Fifth Third Bancorp	3.650%	1/25/24	25	27
	Fifth Third Bancorp	2.375%	1/28/25	75	78
	Fifth Third Bancorp	2.550%	5/5/27	50	53
	Fifth Third Bancorp	8.250%	3/1/38	15	25
[1]	Fifth Third Bank NA	3.950%	7/28/25	35	39
	Franklin Resources Inc.	1.600%	10/30/30	65	61
	Global Payments Inc.	2.650%	2/15/25	2	2
	Global Payments Inc.	4.800%	4/1/26	15	17
	Global Payments Inc.	3.200%	8/15/29	50	53
	Global Payments Inc.	2.900%	5/15/30	65	68
	Global Payments Inc.	4.150%	8/15/49	15	17
	Goldman Sachs Capital I	6.345%	2/15/34	35	47
	Goldman Sachs Group Inc.	3.000%	4/26/22	50	50
	Goldman Sachs Group Inc.	3.625%	1/22/23	125	132
[1]	Goldman Sachs Group Inc.	0.481%	1/27/23	25	25
	Goldman Sachs Group Inc.	3.200%	2/23/23	50	53
[1]	Goldman Sachs Group Inc.	2.908%	6/5/23	100	103
[1]	Goldman Sachs Group Inc.	0.627%	11/17/23	50	50
	Goldman Sachs Group Inc.	3.625%	2/20/24	125	136
	Goldman Sachs Group Inc.	4.000%	3/3/24	100	110
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	150	164
	Goldman Sachs Group Inc.	3.500%	1/23/25	63	69
	Goldman Sachs Group Inc.	3.500%	4/1/25	74	81
	Goldman Sachs Group Inc.	3.750%	5/22/25	110	121
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	25	27
	Goldman Sachs Group Inc.	4.250%	10/21/25	75	84
	Goldman Sachs Group Inc.	0.855%	2/12/26	30	30
	Goldman Sachs Group Inc.	3.750%	2/25/26	150	167
	Goldman Sachs Group Inc.	3.500%	11/16/26	37	41
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	25	25
	Goldman Sachs Group Inc.	5.950%	1/15/27	50	62
	Goldman Sachs Group Inc.	3.850%	1/26/27	65	73
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	55	62
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	100	112
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	100	115
	Goldman Sachs Group Inc.	2.600%	2/7/30	25	26
	Goldman Sachs Group Inc.	3.800%	3/15/30	30	34
	Goldman Sachs Group Inc.	1.992%	1/27/32	25	24
	Goldman Sachs Group Inc.	6.125%	2/15/33	125	172
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	73
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	50	58
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	45	54
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	148
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	50	65
	Goldman Sachs Group Inc.	5.150%	5/22/45	145	191
	Goldman Sachs Group Inc.	4.750%	10/21/45	70	90
	Hartford Financial Services Group Inc.	3.600%	8/19/49	50	54
[1]	HSBC Holdings plc	3.262%	3/13/23	140	144
	HSBC Holdings plc	3.600%	5/25/23	70	75
[1]	HSBC Holdings plc	3.033%	11/22/23	50	52
	HSBC Holdings plc	4.250%	3/14/24	25	27
[1]	HSBC Holdings plc	3.950%	5/18/24	25	27
[1]	HSBC Holdings plc	3.803%	3/11/25	25	27
	HSBC Holdings plc	4.250%	8/18/25	50	56
	HSBC Holdings plc	4.300%	3/8/26	50	57
[1]	HSBC Holdings plc	1.645%	4/18/26	75	76
	HSBC Holdings plc	3.900%	5/25/26	25	28
[1]	HSBC Holdings plc	2.099%	6/4/26	50	52
[1]	HSBC Holdings plc	4.292%	9/12/26	125	140
	HSBC Holdings plc	4.375%	11/23/26	65	74
	HSBC Holdings plc	1.589%	5/24/27	105	105
[1]	HSBC Holdings plc	2.013%	9/22/28	100	101
[1]	HSBC Holdings plc	4.583%	6/19/29	95	109
	HSBC Holdings plc	4.950%	3/31/30	135	163
[1]	HSBC Holdings plc	3.973%	5/22/30	100	111
[1]	HSBC Holdings plc	2.848%	6/4/31	35	36
[1]	HSBC Holdings plc	2.357%	8/18/31	50	50
	HSBC Holdings plc	6.500%	5/2/36	55	76
	HSBC Holdings plc	6.500%	9/15/37	20	28
	HSBC Holdings plc	6.800%	6/1/38	55	79
	HSBC Holdings plc	6.100%	1/14/42	65	93
	HSBC Holdings plc	5.250%	3/14/44	67	86
	HSBC USA Inc.	3.500%	6/23/24	90	98
	Huntington Bancshares Inc.	2.625%	8/6/24	50	53
	Huntington Bancshares Inc.	2.550%	2/4/30	35	36
[1]	Huntington National Bank	3.550%	10/6/23	10	11
	ING Groep NV	3.150%	3/29/22	35	36
	ING Groep NV	4.100%	10/2/23	25	27
	ING Groep NV	3.550%	4/9/24	75	82
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	3.950%	3/29/27	95	108
	ING Groep NV	4.050%	4/9/29	25	29
	Intercontinental Exchange Inc.	4.000%	10/15/23	35	38
	Intercontinental Exchange Inc.	3.750%	12/1/25	45	50
	Intercontinental Exchange Inc.	2.100%	6/15/30	45	45
	Intercontinental Exchange Inc.	1.850%	9/15/32	95	90
	Intercontinental Exchange Inc.	2.650%	9/15/40	25	24
	Intercontinental Exchange Inc.	4.250%	9/21/48	20	23
	Intercontinental Exchange Inc.	3.000%	6/15/50	15	14
	Intercontinental Exchange Inc.	3.000%	9/15/60	55	52
	International Lease Finance Corp.	5.875%	8/15/22	95	101
	JPMorgan Chase & Co.	3.250%	9/23/22	100	105
	JPMorgan Chase & Co.	3.200%	1/25/23	120	126
[1]	JPMorgan Chase & Co.	3.207%	4/1/23	50	51
[1]	JPMorgan Chase & Co.	2.776%	4/25/23	45	46
	JPMorgan Chase & Co.	2.700%	5/18/23	14	15
	JPMorgan Chase & Co.	3.875%	2/1/24	215	236
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	150	154
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	190	205
	JPMorgan Chase & Co.	3.875%	9/10/24	50	55
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	50	50
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	125	136
	JPMorgan Chase & Co.	3.125%	1/23/25	75	81
	JPMorgan Chase & Co.	0.563%	2/16/25	30	30
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	40	43
	JPMorgan Chase & Co.	3.900%	7/15/25	25	28
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	75	79
	JPMorgan Chase & Co.	3.300%	4/1/26	50	55
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	260	270
	JPMorgan Chase & Co.	3.200%	6/15/26	100	109
	JPMorgan Chase & Co.	2.950%	10/1/26	100	108
	JPMorgan Chase & Co.	4.125%	12/15/26	30	34
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	95	107
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	70	79
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	105	117
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	100	103
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	25	27
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	105	119
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	85	98
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	80	94
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	25	28
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	115	121
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	165	196
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	150	153
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	100	104
	JPMorgan Chase & Co.	1.764%	11/19/31	65	62
	JPMorgan Chase & Co.	6.400%	5/15/38	65	96
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	50	57
	JPMorgan Chase & Co.	5.500%	10/15/40	70	97
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	70	73
	JPMorgan Chase & Co.	5.600%	7/15/41	65	92
	JPMorgan Chase & Co.	2.525%	11/19/41	40	38
	JPMorgan Chase & Co.	5.625%	8/16/43	25	35
	JPMorgan Chase & Co.	4.850%	2/1/44	55	72
	JPMorgan Chase & Co.	4.950%	6/1/45	5	7
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	90	110
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	100	117
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	60	70
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	105	121
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	50	50
[1]	KeyBank NA	2.300%	9/14/22	50	52
[1]	KeyBank NA	3.300%	6/1/25	15	16
[1]	KeyCorp	2.250%	4/6/27	20	21
[1]	KeyCorp	2.550%	10/1/29	25	26
[1]	Lloyds Banking Group plc	2.858%	3/17/23	75	77
	Lloyds Banking Group plc	4.050%	8/16/23	100	108
[1]	Lloyds Banking Group plc	2.907%	11/7/23	25	26
	Lloyds Banking Group plc	4.500%	11/4/24	25	28
[1]	Lloyds Banking Group plc	3.870%	7/9/25	75	82
	Lloyds Banking Group plc	4.582%	12/10/25	100	113
[1]	Lloyds Banking Group plc	2.438%	2/5/26	80	83
	Lloyds Banking Group plc	4.650%	3/24/26	75	85
	Lloyds Banking Group plc	3.750%	1/11/27	25	28
	Lloyds Banking Group plc	4.550%	8/16/28	55	64
[1]	Lloyds Banking Group plc	3.574%	11/7/28	25	28
	Lloyds Banking Group plc	5.300%	12/1/45	25	33
	Lloyds Banking Group plc	4.344%	1/9/48	50	58
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	60	65
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	45	49
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	55	64
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	25	25
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	30	39
	Mastercard Inc.	3.375%	4/1/24	20	22
	Mastercard Inc.	2.950%	11/21/26	35	38
	Mastercard Inc.	3.300%	3/26/27	40	44
	Mastercard Inc.	3.350%	3/26/30	70	78
	Mastercard Inc.	3.650%	6/1/49	35	40
	Mastercard Inc.	3.850%	3/26/50	35	41
[1]	MetLife Inc.	4.368%	9/15/23	50	55
	MetLife Inc.	3.600%	4/10/24	10	11
	MetLife Inc.	4.550%	3/23/30	70	84
	MetLife Inc.	5.700%	6/15/35	90	125
[1]	MetLife Inc.	6.400%	12/15/36	45	57
	MetLife Inc.	5.875%	2/6/41	10	14
	MetLife Inc.	4.125%	8/13/42	5	6
	MetLife Inc.	4.875%	11/13/43	35	46
	MetLife Inc.	4.050%	3/1/45	25	30
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	150	155
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	47	49
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	50	53
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	105	113
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	75	81
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	50	53
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	125	130
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	18	20
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	25	25
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	70	79
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	27
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	45	51
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	75	84
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	70	72
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	75	75
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	25	28
	Mizuho Financial Group Inc.	2.601%	9/11/22	60	62
	Mizuho Financial Group Inc.	3.549%	3/5/23	100	106
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	100	101
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	45	47
	Mizuho Financial Group Inc.	4.018%	3/5/28	20	23
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	45	52
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	50	54
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	50
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	25	24
	Morgan Stanley	2.750%	5/19/22	150	154
	Morgan Stanley	4.875%	11/1/22	60	64
[1]	Morgan Stanley	3.125%	1/23/23	50	53
[1]	Morgan Stanley	3.750%	2/25/23	75	80
[1]	Morgan Stanley	4.100%	5/22/23	100	108
[1]	Morgan Stanley	0.560%	11/10/23	50	50
[1]	Morgan Stanley	0.529%	1/25/24	25	25
[1]	Morgan Stanley	3.875%	4/29/24	75	82
[1]	Morgan Stanley	2.720%	7/22/25	150	159
[1]	Morgan Stanley	0.864%	10/21/25	50	50
	Morgan Stanley	5.000%	11/24/25	100	117
[1]	Morgan Stanley	3.875%	1/27/26	100	113
[1]	Morgan Stanley	2.188%	4/28/26	200	208
[1]	Morgan Stanley	3.125%	7/27/26	100	109
[1]	Morgan Stanley	4.350%	9/8/26	25	29
	Morgan Stanley	0.985%	12/10/26	125	123
	Morgan Stanley	3.625%	1/20/27	25	28
	Morgan Stanley	3.950%	4/23/27	200	225
[1]	Morgan Stanley	3.591%	7/22/28	65	73
[1]	Morgan Stanley	3.772%	1/24/29	110	123
[1]	Morgan Stanley	4.431%	1/23/30	90	105
[1]	Morgan Stanley	2.699%	1/22/31	75	78
[1]	Morgan Stanley	3.622%	4/1/31	90	100
[1]	Morgan Stanley	1.794%	2/13/32	35	33
	Morgan Stanley	7.250%	4/1/32	100	146
[1]	Morgan Stanley	3.971%	7/22/38	25	29
[1]	Morgan Stanley	4.457%	4/22/39	10	12
	Morgan Stanley	6.375%	7/24/42	70	107
	Morgan Stanley	4.300%	1/27/45	95	117
	Morgan Stanley	4.375%	1/22/47	110	137
[1]	Morgan Stanley	5.597%	3/24/51	65	95
[1]	Morgan Stanley	2.802%	1/25/52	25	24
[1]	MUFG Union Bank NA	3.150%	4/1/22	60	62
[1]	National Australia Bank Ltd.	2.500%	5/22/22	25	26
	National Australia Bank Ltd.	3.000%	1/20/23	75	79
	National Australia Bank Ltd.	3.375%	1/14/26	25	28
[1]	National Australia Bank Ltd.	2.500%	7/12/26	75	80
[1]	National Bank of Canada	2.100%	2/1/23	50	51
	Natwest Group plc	6.125%	12/15/22	75	82
[1]	Natwest Group plc	3.498%	5/15/23	50	52
	Natwest Group plc	3.875%	9/12/23	75	81
	Natwest Group plc	6.000%	12/19/23	61	69
	Natwest Group plc	5.125%	5/28/24	15	17
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Natwest Group plc	4.269%	3/22/25	75	82
	Natwest Group plc	4.800%	4/5/26	25	29
[1]	Natwest Group plc	3.073%	5/22/28	50	53
[1]	Natwest Group plc	4.892%	5/18/29	40	47
[1]	Natwest Group plc	3.754%	11/1/29	85	90
[1]	Natwest Group plc	5.076%	1/27/30	65	77
[1]	Natwest Group plc	3.032%	11/28/35	50	49
	Nomura Holdings Inc.	1.851%	7/16/25	100	102
	Nomura Holdings Inc.	3.103%	1/16/30	5	5
	Nomura Holdings Inc.	2.679%	7/16/30	65	67
	Northern Trust Corp.	3.950%	10/30/25	25	28
	Northern Trust Corp.	1.950%	5/1/30	40	40
	PayPal Holdings Inc.	2.200%	9/26/22	70	72
	PayPal Holdings Inc.	1.350%	6/1/23	35	36
	PayPal Holdings Inc.	2.400%	10/1/24	10	11
	PayPal Holdings Inc.	1.650%	6/1/25	25	26
	PayPal Holdings Inc.	2.650%	10/1/26	75	80
	PayPal Holdings Inc.	2.850%	10/1/29	20	21
	PayPal Holdings Inc.	2.300%	6/1/30	25	26
	PayPal Holdings Inc.	3.250%	6/1/50	25	26
[1]	PNC Bank NA	2.450%	7/28/22	75	77
[1]	PNC Bank NA	2.700%	11/1/22	25	26
[1]	PNC Bank NA	2.950%	1/30/23	75	79
[1]	PNC Bank NA	3.500%	6/8/23	15	16
[1]	PNC Bank NA	3.100%	10/25/27	25	28
[1]	PNC Bank NA	4.050%	7/26/28	65	75
[1]	PNC Bank NA	2.700%	10/22/29	75	78
	PNC Financial Services Group Inc.	3.300%	3/8/22	20	21
	PNC Financial Services Group Inc.	3.500%	1/23/24	45	49
	PNC Financial Services Group Inc.	3.900%	4/29/24	45	49
	PNC Financial Services Group Inc.	2.600%	7/23/26	25	27
	PNC Financial Services Group Inc.	3.150%	5/19/27	10	11
	PNC Financial Services Group Inc.	3.450%	4/23/29	35	39
	PNC Financial Services Group Inc.	2.550%	1/22/30	15	16
	Progressive Corp.	4.125%	4/15/47	55	66
[1]	Prudential Financial Inc.	5.700%	12/14/36	35	48
[1]	Prudential Financial Inc.	5.625%	6/15/43	65	69
[1]	Prudential Financial Inc.	5.375%	5/15/45	25	28
	Prudential Financial Inc.	3.905%	12/7/47	35	39
[1]	Prudential Financial Inc.	5.700%	9/15/48	25	28
	Prudential Financial Inc.	3.935%	12/7/49	25	29
[1]	Prudential Financial Inc.	4.350%	2/25/50	45	54
[1]	Prudential Financial Inc.	3.700%	10/1/50	25	26
[1]	Prudential Financial Inc.	3.700%	3/13/51	50	55
	Prudential plc	3.125%	4/14/30	35	38
	Raymond James Financial Inc.	4.950%	7/15/46	35	45
	Regions Financial Corp.	3.800%	8/14/23	20	22
[1]	Royal Bank of Canada	2.800%	4/29/22	10	10
[1]	Royal Bank of Canada	1.950%	1/17/23	65	67
[1]	Royal Bank of Canada	1.600%	4/17/23	85	87
[1]	Royal Bank of Canada	3.700%	10/5/23	50	54
[1]	Royal Bank of Canada	0.500%	10/26/23	75	75
[1]	Royal Bank of Canada	0.425%	1/19/24	25	25
[1]	Royal Bank of Canada	2.250%	11/1/24	50	53
[1]	Royal Bank of Canada	1.150%	6/10/25	50	50
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Royal Bank of Canada	4.650%	1/27/26	15	17
	Santander Holdings USA Inc.	3.400%	1/18/23	75	78
	Santander Holdings USA Inc.	4.500%	7/17/25	20	22
	Santander Holdings USA Inc.	3.244%	10/5/26	50	54
	Santander Holdings USA Inc.	4.400%	7/13/27	65	73
	Santander UK Group Holdings plc	3.571%	1/10/23	50	51
[1]	Santander UK Group Holdings plc	3.373%	1/5/24	70	74
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	15	17
	Santander UK plc	2.100%	1/13/23	50	52
	Santander UK plc	4.000%	3/13/24	45	50
	Santander UK plc	2.875%	6/18/24	30	32
[1]	State Street Corp.	2.653%	5/15/23	50	51
	State Street Corp.	3.100%	5/15/23	45	48
	State Street Corp.	3.700%	11/20/23	45	49
	State Street Corp.	3.300%	12/16/24	25	28
	State Street Corp.	3.550%	8/18/25	25	28
	State Street Corp.	2.650%	5/19/26	35	38
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	125	129
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	75	79
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	50	54
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	75	82
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	25	27
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	50	52
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	50	51
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	45	50
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	25	27
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	45	49
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	50	55
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	100	111
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25	27
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	75	79
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	105	104
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	10	10
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	45	49
[1]	Synchrony Bank	3.000%	6/15/22	10	10
	Synchrony Financial	2.850%	7/25/22	25	26
	Synchrony Financial	4.250%	8/15/24	75	82
	Synchrony Financial	4.500%	7/23/25	20	22
	Synchrony Financial	3.950%	12/1/27	10	11
	TD Ameritrade Holding Corp.	2.950%	4/1/22	15	15
	TD Ameritrade Holding Corp.	3.300%	4/1/27	40	44
[1]	Toronto-Dominion Bank	1.900%	12/1/22	105	108
[1]	Toronto-Dominion Bank	0.750%	6/12/23	25	25
[1]	Toronto-Dominion Bank	3.500%	7/19/23	50	54
[1]	Toronto-Dominion Bank	0.450%	9/11/23	50	50
[1]	Toronto-Dominion Bank	3.250%	3/11/24	60	65
[1]	Toronto-Dominion Bank	1.150%	6/12/25	40	40
[1]	Toronto-Dominion Bank	0.750%	1/6/26	50	49
[1]	Toronto-Dominion Bank	3.625%	9/15/31	25	28
	Travelers Cos. Inc.	5.350%	11/1/40	45	61
[1]	Truist Bank	2.800%	5/17/22	105	108
[1]	Truist Bank	2.450%	8/1/22	55	57
[1]	Truist Bank	1.250%	3/9/23	75	76
[1]	Truist Bank	3.200%	4/1/24	25	27
[1]	Truist Bank	2.150%	12/6/24	25	26
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Truist Bank	3.625%	9/16/25	25	28
[1]	Truist Bank	3.800%	10/30/26	55	62
[1]	Truist Bank	2.250%	3/11/30	65	66
[1]	Truist Financial Corp.	2.750%	4/1/22	20	20
[1]	Truist Financial Corp.	3.050%	6/20/22	25	26
[1]	Truist Financial Corp.	3.750%	12/6/23	25	27
[1]	Truist Financial Corp.	2.500%	8/1/24	55	58
[1]	Truist Financial Corp.	2.850%	10/26/24	75	81
[1,3]	Truist Financial Corp.	1.267%	3/2/27	30	30
[1]	Truist Financial Corp.	1.125%	8/3/27	75	74
[1]	Truist Financial Corp.	1.950%	6/5/30	25	25
[1]	US Bancorp	3.000%	3/15/22	30	31
[1]	US Bancorp	2.950%	7/15/22	20	21
[1]	US Bancorp	3.700%	1/30/24	25	27
	US Bancorp	3.375%	2/5/24	70	76
[1]	US Bancorp	3.600%	9/11/24	70	77
	US Bancorp	1.450%	5/12/25	75	76
[1]	US Bancorp	3.950%	11/17/25	75	85
[1]	US Bancorp	3.100%	4/27/26	25	27
[1]	US Bancorp	2.375%	7/22/26	20	21
[1]	US Bancorp	3.900%	4/26/28	50	57
[1]	US Bancorp	3.000%	7/30/29	20	22
[1]	US Bancorp	1.375%	7/22/30	25	24
[1]	US Bank NA	2.650%	5/23/22	15	15
	US Bank NA	1.950%	1/9/23	25	26
[1]	US Bank NA	2.850%	1/23/23	75	78
[1]	US Bank NA	3.400%	7/24/23	20	21
[1]	US Bank NA	2.800%	1/27/25	35	38
	Visa Inc.	2.800%	12/14/22	115	120
	Visa Inc.	3.150%	12/14/25	60	66
	Visa Inc.	1.900%	4/15/27	25	26
	Visa Inc.	2.050%	4/15/30	90	92
	Visa Inc.	1.100%	2/15/31	50	47
	Visa Inc.	4.150%	12/14/35	45	55
	Visa Inc.	4.300%	12/14/45	70	88
	Visa Inc.	3.650%	9/15/47	75	86
	Visa Inc.	2.000%	8/15/50	70	59
	Westpac Banking Corp.	2.500%	6/28/22	25	26
	Westpac Banking Corp.	2.750%	1/11/23	100	105
	Westpac Banking Corp.	3.300%	2/26/24	20	22
	Westpac Banking Corp.	2.850%	5/13/26	125	136
	Westpac Banking Corp.	3.350%	3/8/27	25	28
	Westpac Banking Corp.	3.400%	1/25/28	50	56
	Westpac Banking Corp.	2.650%	1/16/30	15	16
[1]	Westpac Banking Corp.	2.894%	2/4/30	25	26
[1]	Westpac Banking Corp.	4.322%	11/23/31	80	89
	Westpac Banking Corp.	4.110%	7/24/34	25	28
	Westpac Banking Corp.	2.668%	11/15/35	60	59
	Westpac Banking Corp.	4.421%	7/24/39	35	41
					41,491
Health Care (16.1%)
	Abbott Laboratories	2.550%	3/15/22	15	15
	Abbott Laboratories	3.750%	11/30/26	60	68
	Abbott Laboratories	4.750%	11/30/36	110	143
	Abbott Laboratories	4.900%	11/30/46	80	108
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	3.450%	3/15/22	55	56
	AbbVie Inc.	3.250%	10/1/22	155	161
	AbbVie Inc.	2.900%	11/6/22	150	156
	AbbVie Inc.	3.200%	11/6/22	75	78
	AbbVie Inc.	2.300%	11/21/22	70	72
	AbbVie Inc.	3.850%	6/15/24	25	27
	AbbVie Inc.	2.600%	11/21/24	25	27
	AbbVie Inc.	3.800%	3/15/25	100	110
	AbbVie Inc.	3.600%	5/14/25	25	27
	AbbVie Inc.	3.200%	5/14/26	15	16
	AbbVie Inc.	2.950%	11/21/26	175	190
	AbbVie Inc.	4.250%	11/14/28	50	58
	AbbVie Inc.	3.200%	11/21/29	125	136
	AbbVie Inc.	4.550%	3/15/35	145	175
	AbbVie Inc.	4.500%	5/14/35	95	114
	AbbVie Inc.	4.050%	11/21/39	25	29
	AbbVie Inc.	4.400%	11/6/42	75	89
	AbbVie Inc.	4.850%	6/15/44	75	93
	AbbVie Inc.	4.750%	3/15/45	100	121
	AbbVie Inc.	4.700%	5/14/45	120	145
	AbbVie Inc.	4.450%	5/14/46	50	59
	AbbVie Inc.	4.875%	11/14/48	10	13
	AbbVie Inc.	4.250%	11/21/49	155	180
	Aetna Inc.	2.800%	6/15/23	20	21
	Aetna Inc.	3.500%	11/15/24	50	55
	Aetna Inc.	6.625%	6/15/36	25	36
	Aetna Inc.	3.875%	8/15/47	45	49
	AmerisourceBergen Corp.	3.450%	12/15/27	45	50
	Amgen Inc.	2.650%	5/11/22	125	128
	Amgen Inc.	3.625%	5/15/22	25	26
	Amgen Inc.	2.250%	8/19/23	50	52
	Amgen Inc.	3.125%	5/1/25	15	16
	Amgen Inc.	2.600%	8/19/26	40	43
	Amgen Inc.	2.200%	2/21/27	20	21
	Amgen Inc.	2.450%	2/21/30	20	21
	Amgen Inc.	2.300%	2/25/31	75	76
	Amgen Inc.	3.150%	2/21/40	115	118
	Amgen Inc.	4.400%	5/1/45	30	36
	Amgen Inc.	4.563%	6/15/48	50	61
	Amgen Inc.	3.375%	2/21/50	40	41
	Amgen Inc.	4.663%	6/15/51	85	107
[1,2]	Amgen Inc.	2.770%	9/1/53	80	73
	Anthem Inc.	3.125%	5/15/22	20	21
	Anthem Inc.	3.300%	1/15/23	30	32
	Anthem Inc.	3.500%	8/15/24	75	82
	Anthem Inc.	3.650%	12/1/27	112	126
	Anthem Inc.	4.101%	3/1/28	5	6
	Anthem Inc.	2.875%	9/15/29	45	48
	Anthem Inc.	2.250%	5/15/30	10	10
	Anthem Inc.	4.625%	5/15/42	30	37
	Anthem Inc.	4.650%	1/15/43	20	25
	Anthem Inc.	4.650%	8/15/44	5	6
	Anthem Inc.	4.375%	12/1/47	35	42
	Anthem Inc.	4.550%	3/1/48	30	37
	Anthem Inc.	3.700%	9/15/49	30	32
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anthem Inc.	3.125%	5/15/50	80	79
	AstraZeneca plc	3.500%	8/17/23	20	21
	AstraZeneca plc	3.375%	11/16/25	85	94
	AstraZeneca plc	0.700%	4/8/26	50	49
	AstraZeneca plc	3.125%	6/12/27	15	16
	AstraZeneca plc	4.000%	1/17/29	50	57
	AstraZeneca plc	1.375%	8/6/30	20	19
	AstraZeneca plc	6.450%	9/15/37	40	58
	AstraZeneca plc	4.000%	9/18/42	35	40
	AstraZeneca plc	4.375%	11/16/45	25	30
	AstraZeneca plc	4.375%	8/17/48	47	56
	Baxalta Inc.	4.000%	6/23/25	20	22
	Baxter International Inc.	2.600%	8/15/26	36	38
	Becton Dickinson & Co.	2.894%	6/6/22	68	70
	Becton Dickinson & Co.	3.700%	6/6/27	34	38
	Becton Dickinson & Co.	2.823%	5/20/30	70	73
	Becton Dickinson & Co.	4.669%	6/6/47	55	68
	Becton Dickinson & Co.	3.794%	5/20/50	60	66
	Biogen Inc.	3.625%	9/15/22	75	79
	Biogen Inc.	4.050%	9/15/25	30	34
	Biogen Inc.	3.150%	5/1/50	45	42
[1,2]	Biogen Inc.	3.250%	2/15/51	72	70
	Boston Scientific Corp.	3.450%	3/1/24	25	27
	Boston Scientific Corp.	3.750%	3/1/26	70	78
	Boston Scientific Corp.	2.650%	6/1/30	25	26
	Boston Scientific Corp.	4.550%	3/1/39	30	36
	Boston Scientific Corp.	4.700%	3/1/49	46	57
	Bristol-Myers Squibb Co.	2.600%	5/16/22	40	41
	Bristol-Myers Squibb Co.	3.250%	8/15/22	115	119
	Bristol-Myers Squibb Co.	3.550%	8/15/22	30	31
	Bristol-Myers Squibb Co.	0.537%	11/13/23	45	45
	Bristol-Myers Squibb Co.	2.900%	7/26/24	40	43
	Bristol-Myers Squibb Co.	3.875%	8/15/25	145	162
	Bristol-Myers Squibb Co.	0.750%	11/13/25	100	99
	Bristol-Myers Squibb Co.	3.200%	6/15/26	40	44
	Bristol-Myers Squibb Co.	3.450%	11/15/27	50	57
	Bristol-Myers Squibb Co.	3.900%	2/20/28	75	86
	Bristol-Myers Squibb Co.	3.400%	7/26/29	80	90
	Bristol-Myers Squibb Co.	1.450%	11/13/30	90	87
	Bristol-Myers Squibb Co.	4.125%	6/15/39	50	60
	Bristol-Myers Squibb Co.	2.350%	11/13/40	25	24
	Bristol-Myers Squibb Co.	5.000%	8/15/45	54	72
	Bristol-Myers Squibb Co.	4.350%	11/15/47	20	24
	Bristol-Myers Squibb Co.	4.550%	2/20/48	55	70
	Bristol-Myers Squibb Co.	4.250%	10/26/49	95	115
	Bristol-Myers Squibb Co.	2.550%	11/13/50	80	75
	Cardinal Health Inc.	2.616%	6/15/22	50	51
	Cardinal Health Inc.	3.079%	6/15/24	25	27
	Cigna Corp.	3.750%	7/15/23	140	151
[1]	Cigna Corp.	3.250%	4/15/25	75	81
	Cigna Corp.	4.125%	11/15/25	25	28
[1]	Cigna Corp.	4.500%	2/25/26	50	57
[1]	Cigna Corp.	3.400%	3/1/27	75	82
	Cigna Corp.	4.375%	10/15/28	35	41
	Cigna Corp.	2.400%	3/15/30	11	11
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Corp.	4.800%	8/15/38	60	74
	Cigna Corp.	3.200%	3/15/40	5	5
[1]	Cigna Corp.	4.800%	7/15/46	60	75
[1]	Cigna Corp.	3.875%	10/15/47	25	27
	Cigna Corp.	4.900%	12/15/48	90	113
	Cigna Corp.	3.400%	3/15/50	85	87
	CVS Health Corp.	3.500%	7/20/22	50	52
	CVS Health Corp.	2.750%	12/1/22	25	26
	CVS Health Corp.	3.700%	3/9/23	90	96
	CVS Health Corp.	2.625%	8/15/24	10	11
	CVS Health Corp.	3.875%	7/20/25	150	166
	CVS Health Corp.	2.875%	6/1/26	50	54
	CVS Health Corp.	3.000%	8/15/26	75	81
	CVS Health Corp.	3.625%	4/1/27	50	56
	CVS Health Corp.	1.300%	8/21/27	25	24
	CVS Health Corp.	4.300%	3/25/28	140	161
	CVS Health Corp.	3.250%	8/15/29	90	97
	CVS Health Corp.	1.750%	8/21/30	80	76
	CVS Health Corp.	4.780%	3/25/38	210	256
	CVS Health Corp.	2.700%	8/21/40	25	24
	CVS Health Corp.	5.300%	12/5/43	40	51
	CVS Health Corp.	5.125%	7/20/45	130	164
	CVS Health Corp.	5.050%	3/25/48	215	272
	CVS Health Corp.	4.250%	4/1/50	45	52
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	10	11
	DH Europe Finance II Sarl	2.600%	11/15/29	80	83
	DH Europe Finance II Sarl	3.250%	11/15/39	30	31
	DH Europe Finance II Sarl	3.400%	11/15/49	25	26
	Eli Lilly & Co.	3.375%	3/15/29	65	72
	Eli Lilly & Co.	2.250%	5/15/50	35	31
	Eli Lilly & Co.	4.150%	3/15/59	20	24
	Eli Lilly & Co.	2.500%	9/15/60	90	79
	Gilead Sciences Inc.	3.250%	9/1/22	50	52
	Gilead Sciences Inc.	2.500%	9/1/23	60	63
	Gilead Sciences Inc.	3.700%	4/1/24	75	81
	Gilead Sciences Inc.	3.500%	2/1/25	50	54
	Gilead Sciences Inc.	3.650%	3/1/26	25	28
	Gilead Sciences Inc.	2.950%	3/1/27	100	108
	Gilead Sciences Inc.	1.200%	10/1/27	35	34
	Gilead Sciences Inc.	1.650%	10/1/30	60	57
	Gilead Sciences Inc.	4.600%	9/1/35	20	24
	Gilead Sciences Inc.	2.600%	10/1/40	20	19
	Gilead Sciences Inc.	5.650%	12/1/41	15	20
	Gilead Sciences Inc.	4.800%	4/1/44	35	43
	Gilead Sciences Inc.	4.500%	2/1/45	35	42
	Gilead Sciences Inc.	4.750%	3/1/46	95	117
	Gilead Sciences Inc.	4.150%	3/1/47	55	63
	Gilead Sciences Inc.	2.800%	10/1/50	95	87
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	15	16
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	50	53
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	50	55
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	80	92
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	105	158
	GlaxoSmithKline Capital plc	2.850%	5/8/22	60	62
	GlaxoSmithKline Capital plc	2.875%	6/1/22	60	62
27

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
GlaxoSmithKline Capital plc	3.000%	6/1/24	10	11
HCA Inc.	4.750%	5/1/23	50	54
HCA Inc.	5.000%	3/15/24	55	62
HCA Inc.	5.250%	6/15/26	50	58
HCA Inc.	4.500%	2/15/27	50	57
HCA Inc.	4.125%	6/15/29	50	56
HCA Inc.	5.500%	6/15/47	90	113
HCA Inc.	5.250%	6/15/49	70	87
Humana Inc.	4.950%	10/1/44	13	16
Johnson & Johnson	2.250%	3/3/22	45	46
Johnson & Johnson	2.625%	1/15/25	25	27
Johnson & Johnson	2.450%	3/1/26	125	134
Johnson & Johnson	2.950%	3/3/27	25	28
Johnson & Johnson	2.900%	1/15/28	95	104
Johnson & Johnson	1.300%	9/1/30	75	72
Johnson & Johnson	3.625%	3/3/37	25	29
Johnson & Johnson	5.950%	8/15/37	70	102
Johnson & Johnson	2.100%	9/1/40	50	47
Johnson & Johnson	3.700%	3/1/46	40	46
Johnson & Johnson	3.500%	1/15/48	20	22
Johnson & Johnson	2.250%	9/1/50	60	54
Johnson & Johnson	2.450%	9/1/60	75	67
Laboratory Corp. of America Holdings	3.600%	2/1/25	50	54
Laboratory Corp. of America Holdings	4.700%	2/1/45	25	31
McKesson Corp.	3.796%	3/15/24	25	27
Medtronic Inc.	3.500%	3/15/25	102	112
Medtronic Inc.	4.375%	3/15/35	25	31
Medtronic Inc.	4.625%	3/15/45	60	78
Merck & Co. Inc.	2.400%	9/15/22	30	31
Merck & Co. Inc.	2.800%	5/18/23	75	79
Merck & Co. Inc.	2.750%	2/10/25	80	85
Merck & Co. Inc.	0.750%	2/24/26	75	74
Merck & Co. Inc.	3.400%	3/7/29	30	34
Merck & Co. Inc.	1.450%	6/24/30	20	19
Merck & Co. Inc.	3.900%	3/7/39	25	29
Merck & Co. Inc.	2.350%	6/24/40	15	14
Merck & Co. Inc.	4.150%	5/18/43	20	24
Merck & Co. Inc.	3.700%	2/10/45	40	45
Merck & Co. Inc.	4.000%	3/7/49	50	60
Merck & Co. Inc.	2.450%	6/24/50	95	86
Mylan Inc.	5.200%	4/15/48	65	78
Novartis Capital Corp.	2.400%	5/17/22	40	41
Novartis Capital Corp.	3.400%	5/6/24	105	114
Novartis Capital Corp.	3.000%	11/20/25	40	44
Novartis Capital Corp.	2.000%	2/14/27	85	89
Novartis Capital Corp.	2.200%	8/14/30	70	72
Novartis Capital Corp.	4.400%	5/6/44	65	81
Novartis Capital Corp.	4.000%	11/20/45	45	53
Novartis Capital Corp.	2.750%	8/14/50	20	20
PerkinElmer Inc.	3.300%	9/15/29	25	27
Perrigo Finance Unlimited Co.	3.150%	6/15/30	25	26
Pfizer Inc.	3.200%	9/15/23	75	80
Pfizer Inc.	2.950%	3/15/24	75	80
Pfizer Inc.	3.400%	5/15/24	50	54
Pfizer Inc.	0.800%	5/28/25	25	25
28

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	2.750%	6/3/26	25	27
	Pfizer Inc.	3.000%	12/15/26	25	28
	Pfizer Inc.	3.600%	9/15/28	20	23
	Pfizer Inc.	3.450%	3/15/29	20	22
	Pfizer Inc.	2.625%	4/1/30	58	62
	Pfizer Inc.	7.200%	3/15/39	25	40
	Pfizer Inc.	2.550%	5/28/40	75	74
	Pfizer Inc.	4.300%	6/15/43	50	61
	Pfizer Inc.	4.125%	12/15/46	75	89
	Pfizer Inc.	4.200%	9/15/48	30	36
	Pfizer Inc.	4.000%	3/15/49	25	30
	Pfizer Inc.	2.700%	5/28/50	110	105
	Quest Diagnostics Inc.	2.950%	6/30/30	15	16
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	25	24
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	20	18
[1,2]	Royalty Pharma plc	0.750%	9/2/23	103	103
[1,2]	Royalty Pharma plc	1.200%	9/2/25	50	50
[1,2]	Royalty Pharma plc	1.750%	9/2/27	10	10
[1,2]	Royalty Pharma plc	3.300%	9/2/40	20	20
[1,2]	Royalty Pharma plc	3.550%	9/2/50	10	10
	Sanofi	3.625%	6/19/28	65	73
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	105	111
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	75	82
	Stryker Corp.	3.375%	11/1/25	25	27
	Stryker Corp.	3.500%	3/15/26	15	17
	Stryker Corp.	1.950%	6/15/30	10	10
	Stryker Corp.	4.625%	3/15/46	25	31
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	45	50
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	25	30
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	150	147
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	25	25
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	75	73
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	25	25
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	75	84
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	75	81
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	6	7
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	10	12
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	10	12
	UnitedHealth Group Inc.	3.350%	7/15/22	40	42
	UnitedHealth Group Inc.	2.375%	10/15/22	40	41
	UnitedHealth Group Inc.	2.875%	3/15/23	25	26
	UnitedHealth Group Inc.	3.500%	6/15/23	25	27
	UnitedHealth Group Inc.	3.500%	2/15/24	20	22
	UnitedHealth Group Inc.	2.375%	8/15/24	50	53
	UnitedHealth Group Inc.	3.750%	7/15/25	80	89
	UnitedHealth Group Inc.	3.850%	6/15/28	75	85
	UnitedHealth Group Inc.	3.875%	12/15/28	15	17
	UnitedHealth Group Inc.	2.875%	8/15/29	50	54
	UnitedHealth Group Inc.	2.000%	5/15/30	25	25
	UnitedHealth Group Inc.	4.625%	7/15/35	35	44
	UnitedHealth Group Inc.	5.800%	3/15/36	35	48
	UnitedHealth Group Inc.	6.875%	2/15/38	75	115
	UnitedHealth Group Inc.	4.250%	3/15/43	25	30
	UnitedHealth Group Inc.	4.750%	7/15/45	25	32
	UnitedHealth Group Inc.	4.200%	1/15/47	15	17
29

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.750%	10/15/47	75	84
	UnitedHealth Group Inc.	4.250%	6/15/48	65	79
	UnitedHealth Group Inc.	4.450%	12/15/48	75	93
	UnitedHealth Group Inc.	3.700%	8/15/49	30	33
	UnitedHealth Group Inc.	2.900%	5/15/50	50	49
	UnitedHealth Group Inc.	3.125%	5/15/60	20	20
[1,2]	Universal Health Services Inc.	2.650%	10/15/30	25	25
	Utah Acquisition Sub Inc.	3.950%	6/15/26	55	61
	Utah Acquisition Sub Inc.	5.250%	6/15/46	55	66
[1,2]	Viatris Inc.	1.125%	6/22/22	55	55
[1,2]	Viatris Inc.	1.650%	6/22/25	65	66
[1,2]	Viatris Inc.	2.700%	6/22/30	40	40
[1,2]	Viatris Inc.	3.850%	6/22/40	20	21
[1,2]	Viatris Inc.	4.000%	6/22/50	40	42
	Wyeth LLC	6.500%	2/1/34	10	15
	Wyeth LLC	5.950%	4/1/37	60	85
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	65	67
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	20	22
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	25	27
	Zoetis Inc.	3.250%	2/1/23	70	73
	Zoetis Inc.	3.000%	9/12/27	75	82
	Zoetis Inc.	4.700%	2/1/43	35	44
					17,813
Industrials (3.7%)
[1]	3M Co.	3.250%	2/14/24	25	27
	3M Co.	2.000%	2/14/25	10	10
	3M Co.	2.875%	10/15/27	45	49
[1]	3M Co.	3.375%	3/1/29	25	28
	3M Co.	2.375%	8/26/29	25	26
	3M Co.	3.250%	8/26/49	50	53
	ABB Finance USA Inc.	2.875%	5/8/22	35	36
	Amphenol Corp.	2.800%	2/15/30	35	37
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	35	38
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	80	111
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	30	39
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	25	31
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	10	12
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	15	17
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	20	24
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	50	59
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	15	17
	Canadian Pacific Railway Co.	6.125%	9/15/15	30	47
	Carrier Global Corp.	2.242%	2/15/25	45	47
	Carrier Global Corp.	2.493%	2/15/27	25	26
	Carrier Global Corp.	2.722%	2/15/30	60	62
	Carrier Global Corp.	3.377%	4/5/40	50	52
	Carrier Global Corp.	3.577%	4/5/50	85	88
[1]	Caterpillar Financial Services Corp.	0.950%	5/13/22	50	50
[1]	Caterpillar Financial Services Corp.	1.900%	9/6/22	15	15
[1]	Caterpillar Financial Services Corp.	1.950%	11/18/22	15	15
	Caterpillar Financial Services Corp.	0.650%	7/7/23	25	25
[1]	Caterpillar Financial Services Corp.	0.450%	9/14/23	25	25
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	40	42
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	25	25
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	10	10
30

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.400%	5/15/24	20	22
	Caterpillar Inc.	2.600%	4/9/30	45	47
	Caterpillar Inc.	3.803%	8/15/42	45	53
	Caterpillar Inc.	3.250%	9/19/49	55	59
	Caterpillar Inc.	3.250%	4/9/50	45	48
	CSX Corp.	3.250%	6/1/27	50	55
	CSX Corp.	3.800%	3/1/28	45	51
	CSX Corp.	4.100%	3/15/44	50	57
	CSX Corp.	3.800%	11/1/46	30	33
	Cummins Inc.	1.500%	9/1/30	30	29
	Deere & Co.	2.600%	6/8/22	35	36
	Deere & Co.	3.900%	6/9/42	55	65
	Deere & Co.	3.750%	4/15/50	65	77
	Eaton Corp.	2.750%	11/2/22	90	94
	Eaton Corp.	4.150%	11/2/42	15	18
	Emerson Electric Co.	0.875%	10/15/26	25	25
	FedEx Corp.	3.800%	5/15/25	30	33
	FedEx Corp.	3.250%	4/1/26	50	55
	FedEx Corp.	3.100%	8/5/29	30	32
	FedEx Corp.	4.250%	5/15/30	20	23
	FedEx Corp.	4.750%	11/15/45	50	60
	FedEx Corp.	4.550%	4/1/46	30	35
	FedEx Corp.	4.950%	10/17/48	65	81
	FedEx Corp.	5.250%	5/15/50	65	84
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19	19
	Fortive Corp.	3.150%	6/15/26	35	38
	Illinois Tool Works Inc.	2.650%	11/15/26	40	43
	Illinois Tool Works Inc.	3.900%	9/1/42	35	42
[1]	John Deere Capital Corp.	3.450%	3/13/25	20	22
	Otis Worldwide Corp.	2.056%	4/5/25	73	76
	Otis Worldwide Corp.	2.565%	2/15/30	30	31
	Parker-Hannifin Corp.	3.250%	6/14/29	20	22
	Parker-Hannifin Corp.	4.000%	6/14/49	25	29
	Republic Services Inc.	2.500%	8/15/24	10	11
	Republic Services Inc.	3.950%	5/15/28	70	80
	Roper Technologies Inc.	4.200%	9/15/28	20	23
	Roper Technologies Inc.	1.750%	2/15/31	25	24
	Southwest Airlines Co.	5.250%	5/4/25	45	52
	Southwest Airlines Co.	5.125%	6/15/27	90	105
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	30	34
	Union Pacific Corp.	3.950%	9/10/28	70	80
	Union Pacific Corp.	3.700%	3/1/29	30	34
	Union Pacific Corp.	2.400%	2/5/30	55	57
	Union Pacific Corp.	3.250%	2/5/50	53	55
	Union Pacific Corp.	3.799%	10/1/51	35	39
	Union Pacific Corp.	3.839%	3/20/60	20	22
	Union Pacific Corp.	3.750%	2/5/70	60	65
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	59	66
	United Parcel Service Inc.	2.450%	10/1/22	20	21
	United Parcel Service Inc.	2.500%	4/1/23	25	26
	United Parcel Service Inc.	3.900%	4/1/25	4	4
	United Parcel Service Inc.	3.050%	11/15/27	15	17
	United Parcel Service Inc.	3.400%	3/15/29	37	41
	United Parcel Service Inc.	4.450%	4/1/30	50	60
	United Parcel Service Inc.	6.200%	1/15/38	60	87
31

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	3.750%	11/15/47	20	23
United Parcel Service Inc.	5.300%	4/1/50	70	96
Waste Management Inc.	3.150%	11/15/27	25	28
Waste Management Inc.	1.500%	3/15/31	50	47
Waste Management Inc.	4.100%	3/1/45	15	17
Waste Management Inc.	4.150%	7/15/49	45	54
Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	85	92
Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	20	23
WW Grainger Inc.	4.600%	6/15/45	45	56
				4,076
Materials (1.6%)
Air Products and Chemicals Inc.	2.050%	5/15/30	40	41
Air Products and Chemicals Inc.	2.800%	5/15/50	45	44
Carlisle Cos. Inc.	2.750%	3/1/30	30	31
Dow Chemical Co.	3.500%	10/1/24	25	27
Dow Chemical Co.	7.375%	11/1/29	72	100
Dow Chemical Co.	2.100%	11/15/30	55	54
Dow Chemical Co.	9.400%	5/15/39	15	26
Dow Chemical Co.	5.250%	11/15/41	25	32
Dow Chemical Co.	4.375%	11/15/42	90	106
DuPont de Nemours Inc.	2.169%	5/1/23	70	70
DuPont de Nemours Inc.	4.205%	11/15/23	55	60
DuPont de Nemours Inc.	4.493%	11/15/25	25	29
DuPont de Nemours Inc.	4.725%	11/15/28	75	89
DuPont de Nemours Inc.	5.319%	11/15/38	50	64
DuPont de Nemours Inc.	5.419%	11/15/48	70	92
Eastman Chemical Co.	3.600%	8/15/22	55	57
Eastman Chemical Co.	4.650%	10/15/44	30	36
Huntsman International LLC	4.500%	5/1/29	15	17
International Flavors & Fragrances Inc.	5.000%	9/26/48	10	13
International Paper Co.	4.800%	6/15/44	41	51
International Paper Co.	4.400%	8/15/47	15	18
International Paper Co.	4.350%	8/15/48	40	49
Mosaic Co.	4.250%	11/15/23	45	49
Newmont Corp.	2.250%	10/1/30	50	49
Newmont Corp.	6.250%	10/1/39	25	36
Newmont Corp.	4.875%	3/15/42	10	13
Nutrien Ltd.	4.200%	4/1/29	40	46
Nutrien Ltd.	5.000%	4/1/49	9	12
PPG Industries Inc.	3.750%	3/15/28	25	29
Rohm & Haas Co.	7.850%	7/15/29	15	21
Sherwin-Williams Co.	3.450%	6/1/27	60	66
Sherwin-Williams Co.	2.950%	8/15/29	25	26
Sherwin-Williams Co.	4.500%	6/1/47	45	54
Suzano Austria GmbH	6.000%	1/15/29	110	132
Suzano Austria GmbH	5.000%	1/15/30	25	28
Vulcan Materials Co.	3.500%	6/1/30	20	22
WRKCo Inc.	4.900%	3/15/29	25	30
				1,719
Real Estate (2.0%)
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	25	27
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	78	73
American Tower Corp.	3.500%	1/31/23	35	37
American Tower Corp.	5.000%	2/15/24	25	28
32

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	4.000%	6/1/25	50	55
	American Tower Corp.	3.375%	10/15/26	10	11
	American Tower Corp.	2.750%	1/15/27	35	37
	American Tower Corp.	3.550%	7/15/27	10	11
	American Tower Corp.	3.800%	8/15/29	25	28
	American Tower Corp.	2.900%	1/15/30	30	31
	American Tower Corp.	2.100%	6/15/30	20	20
	American Tower Corp.	1.875%	10/15/30	50	48
	American Tower Corp.	3.100%	6/15/50	40	38
	Boston Properties LP	3.850%	2/1/23	20	21
	Boston Properties LP	3.200%	1/15/25	20	21
	Boston Properties LP	3.650%	2/1/26	35	39
	Boston Properties LP	2.750%	10/1/26	45	48
	Boston Properties LP	3.400%	6/21/29	63	67
	Boston Properties LP	3.250%	1/30/31	25	26
	Brixmor Operating Partnership LP	4.125%	5/15/29	15	17
	Brixmor Operating Partnership LP	4.050%	7/1/30	80	88
	Camden Property Trust	2.800%	5/15/30	35	37
	CC Holdings GS V LLC	3.849%	4/15/23	15	16
	Crown Castle International Corp.	5.250%	1/15/23	75	81
	Crown Castle International Corp.	3.150%	7/15/23	20	21
	Crown Castle International Corp.	3.200%	9/1/24	20	22
	Crown Castle International Corp.	4.450%	2/15/26	50	57
	Crown Castle International Corp.	3.700%	6/15/26	45	50
	Crown Castle International Corp.	3.800%	2/15/28	5	6
	Crown Castle International Corp.	3.300%	7/1/30	50	54
	Crown Castle International Corp.	2.250%	1/15/31	5	5
	Crown Castle International Corp.	3.250%	1/15/51	37	35
	Digital Realty Trust LP	3.700%	8/15/27	10	11
	Digital Realty Trust LP	3.600%	7/1/29	35	39
	Equinix Inc.	2.625%	11/18/24	90	95
	Equinix Inc.	5.375%	5/15/27	20	22
	Equinix Inc.	3.200%	11/18/29	25	27
	Equinix Inc.	2.150%	7/15/30	20	20
	GLP Capital LP	5.250%	6/1/25	10	11
	GLP Capital LP	5.375%	4/15/26	30	35
	GLP Capital LP	5.300%	1/15/29	25	29
	Healthpeak Properties Inc.	4.000%	6/1/25	10	11
	Healthpeak Properties Inc.	3.000%	1/15/30	75	79
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	12	12
	Prologis LP	3.750%	11/1/25	10	11
	Prologis LP	2.250%	4/15/30	75	76
	Prologis LP	1.250%	10/15/30	20	19
	Realty Income Corp.	4.650%	8/1/23	50	54
	Realty Income Corp.	3.250%	1/15/31	40	43
	Simon Property Group LP	3.375%	10/1/24	20	22
	Simon Property Group LP	3.500%	9/1/25	35	38
	Simon Property Group LP	3.250%	11/30/26	30	33
	Simon Property Group LP	3.375%	6/15/27	35	38
	Simon Property Group LP	3.375%	12/1/27	85	93
	Simon Property Group LP	2.450%	9/13/29	5	5
	Simon Property Group LP	2.650%	7/15/30	50	51
	Simon Property Group LP	3.250%	9/13/49	18	17
	Simon Property Group LP	3.800%	7/15/50	35	37
	Ventas Realty LP	4.400%	1/15/29	5	6
33

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Welltower Inc.	3.625%	3/15/24	15	16
Welltower Inc.	4.000%	6/1/25	6	7
Welltower Inc.	4.250%	4/15/28	10	11
Welltower Inc.	3.100%	1/15/30	65	69
				2,192
Technology (13.6%)
Adobe Inc.	3.250%	2/1/25	75	82
Adobe Inc.	2.150%	2/1/27	25	26
Adobe Inc.	2.300%	2/1/30	25	26
Analog Devices Inc.	3.900%	12/15/25	55	62
Apple Inc.	2.300%	5/11/22	50	51
Apple Inc.	2.700%	5/13/22	50	51
Apple Inc.	1.700%	9/11/22	15	15
Apple Inc.	2.100%	9/12/22	50	51
Apple Inc.	2.400%	1/13/23	175	182
Apple Inc.	2.400%	5/3/23	175	183
Apple Inc.	0.750%	5/11/23	25	25
Apple Inc.	3.000%	2/9/24	50	54
Apple Inc.	3.450%	5/6/24	25	27
Apple Inc.	2.750%	1/13/25	50	54
Apple Inc.	2.500%	2/9/25	50	53
Apple Inc.	3.200%	5/13/25	25	27
Apple Inc.	0.550%	8/20/25	75	74
Apple Inc.	3.250%	2/23/26	290	319
Apple Inc.	2.450%	8/4/26	25	27
Apple Inc.	2.050%	9/11/26	75	78
Apple Inc.	3.350%	2/9/27	215	239
Apple Inc.	3.200%	5/11/27	75	83
Apple Inc.	3.000%	6/20/27	50	55
Apple Inc.	2.900%	9/12/27	25	27
Apple Inc.	3.000%	11/13/27	20	22
Apple Inc.	2.200%	9/11/29	50	51
Apple Inc.	1.650%	5/11/30	50	49
Apple Inc.	1.650%	2/8/31	110	107
Apple Inc.	4.500%	2/23/36	138	175
Apple Inc.	3.850%	5/4/43	140	164
Apple Inc.	4.375%	5/13/45	110	137
Apple Inc.	4.650%	2/23/46	50	64
Apple Inc.	3.850%	8/4/46	75	86
Apple Inc.	4.250%	2/9/47	50	61
Apple Inc.	3.750%	9/12/47	20	23
Apple Inc.	3.750%	11/13/47	75	85
Apple Inc.	2.950%	9/11/49	50	50
Apple Inc.	2.650%	5/11/50	145	136
Apple Inc.	2.650%	2/8/51	105	99
Apple Inc.	2.800%	2/8/61	60	56
Applied Materials Inc.	3.300%	4/1/27	71	79
Applied Materials Inc.	4.350%	4/1/47	45	56
Applied Materials Inc.	2.750%	6/1/50	15	15
Automatic Data Processing Inc.	3.375%	9/15/25	55	61
Automatic Data Processing Inc.	1.250%	9/1/30	35	33
Broadcom Corp.	3.625%	1/15/24	40	43
Broadcom Corp.	3.875%	1/15/27	175	192
Broadcom Corp.	3.500%	1/15/28	45	48
Broadcom Inc.	3.625%	10/15/24	30	33
34

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.700%	4/15/25	50	56
	Broadcom Inc.	3.150%	11/15/25	100	107
	Broadcom Inc.	4.250%	4/15/26	130	146
	Broadcom Inc.	3.459%	9/15/26	30	32
	Broadcom Inc.	4.110%	9/15/28	110	122
	Broadcom Inc.	4.750%	4/15/29	100	114
	Broadcom Inc.	5.000%	4/15/30	25	29
	Broadcom Inc.	4.150%	11/15/30	75	83
[1,2]	Broadcom Inc.	2.450%	2/15/31	85	83
	Broadcom Inc.	4.300%	11/15/32	90	101
[1,2]	Broadcom Inc.	2.600%	2/15/33	55	53
[1,2]	Broadcom Inc.	3.500%	2/15/41	90	90
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	25	26
	Cisco Systems Inc.	2.200%	9/20/23	25	26
	Cisco Systems Inc.	3.625%	3/4/24	50	55
	Cisco Systems Inc.	2.500%	9/20/26	45	49
	Cisco Systems Inc.	5.900%	2/15/39	10	14
	Cisco Systems Inc.	5.500%	1/15/40	105	149
	Citrix Systems Inc.	4.500%	12/1/27	45	52
	Corning Inc.	4.375%	11/15/57	80	91
[1,2]	Dell International LLC	5.450%	6/15/23	85	93
[1,2]	Dell International LLC	4.000%	7/15/24	5	5
[1,2]	Dell International LLC	5.850%	7/15/25	25	29
[1,2]	Dell International LLC	6.020%	6/15/26	160	191
[1,2]	Dell International LLC	4.900%	10/1/26	75	86
[1,2]	Dell International LLC	5.300%	10/1/29	35	41
[1,2]	Dell International LLC	6.200%	7/15/30	45	57
[1,2]	Dell International LLC	8.100%	7/15/36	54	80
[1,2]	Dell International LLC	8.350%	7/15/46	65	99
	Equifax Inc.	2.600%	12/1/24	60	64
[3]	Fidelity National Information Services Inc.	0.600%	3/1/24	75	75
	Fidelity National Information Services Inc.	3.000%	8/15/26	50	55
	Fidelity National Information Services Inc.	3.750%	5/21/29	55	62
[3]	Fidelity National Information Services Inc.	2.250%	3/1/31	40	40
[3]	Fidelity National Information Services Inc.	3.100%	3/1/41	25	25
	Fiserv Inc.	3.800%	10/1/23	50	54
	Fiserv Inc.	2.750%	7/1/24	75	80
	Fiserv Inc.	3.850%	6/1/25	30	33
	Fiserv Inc.	3.200%	7/1/26	50	54
	Fiserv Inc.	2.250%	6/1/27	55	57
	Fiserv Inc.	4.200%	10/1/28	25	29
	Fiserv Inc.	3.500%	7/1/29	55	60
	Fiserv Inc.	2.650%	6/1/30	15	16
	Fiserv Inc.	4.400%	7/1/49	92	110
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	75	79
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	50	52
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	25	27
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	20	20
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	25	28
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	15	17
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	25	25
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	60	79
	HP Inc.	2.200%	6/17/25	35	37
	HP Inc.	3.000%	6/17/27	40	43
	HP Inc.	3.400%	6/17/30	40	43
35

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HP Inc.	6.000%	9/15/41	23	30
IBM Credit LLC	3.000%	2/6/23	25	26
Intel Corp.	2.350%	5/11/22	60	61
Intel Corp.	2.700%	12/15/22	50	52
Intel Corp.	2.875%	5/11/24	25	27
Intel Corp.	3.400%	3/25/25	25	27
Intel Corp.	3.700%	7/29/25	50	56
Intel Corp.	3.750%	3/25/27	55	62
Intel Corp.	3.150%	5/11/27	50	55
Intel Corp.	2.450%	11/15/29	50	52
Intel Corp.	3.900%	3/25/30	60	70
Intel Corp.	4.000%	12/15/32	35	41
Intel Corp.	4.600%	3/25/40	25	32
Intel Corp.	4.800%	10/1/41	25	32
Intel Corp.	4.900%	7/29/45	25	33
Intel Corp.	4.100%	5/11/47	20	24
Intel Corp.	3.734%	12/8/47	100	112
Intel Corp.	3.250%	11/15/49	40	42
Intel Corp.	4.750%	3/25/50	60	77
Intel Corp.	3.100%	2/15/60	40	40
Intel Corp.	4.950%	3/25/60	45	62
International Business Machines Corp.	2.850%	5/13/22	50	52
International Business Machines Corp.	1.875%	8/1/22	50	51
International Business Machines Corp.	2.875%	11/9/22	50	52
International Business Machines Corp.	3.375%	8/1/23	50	54
International Business Machines Corp.	3.625%	2/12/24	50	55
International Business Machines Corp.	3.000%	5/15/24	65	70
International Business Machines Corp.	3.450%	2/19/26	63	70
International Business Machines Corp.	3.300%	5/15/26	85	94
International Business Machines Corp.	1.700%	5/15/27	55	56
International Business Machines Corp.	3.500%	5/15/29	80	88
International Business Machines Corp.	1.950%	5/15/30	100	99
International Business Machines Corp.	4.150%	5/15/39	50	59
International Business Machines Corp.	4.000%	6/20/42	20	23
International Business Machines Corp.	4.250%	5/15/49	70	83
International Business Machines Corp.	2.950%	5/15/50	45	43
KLA Corp.	4.100%	3/15/29	65	75
KLA Corp.	3.300%	3/1/50	20	21
Lam Research Corp.	3.750%	3/15/26	15	17
Lam Research Corp.	4.000%	3/15/29	75	87
Lam Research Corp.	1.900%	6/15/30	15	15
Lam Research Corp.	4.875%	3/15/49	5	7
Lam Research Corp.	2.875%	6/15/50	25	25
Microchip Technology Inc.	4.333%	6/1/23	60	65
Micron Technology Inc.	4.185%	2/15/27	30	34
Micron Technology Inc.	4.663%	2/15/30	25	29
Microsoft Corp.	2.125%	11/15/22	30	31
Microsoft Corp.	2.000%	8/8/23	105	109
Microsoft Corp.	3.625%	12/15/23	55	60
Microsoft Corp.	2.875%	2/6/24	150	160
Microsoft Corp.	2.700%	2/12/25	30	32
Microsoft Corp.	3.125%	11/3/25	75	83
Microsoft Corp.	2.400%	8/8/26	160	171
Microsoft Corp.	3.300%	2/6/27	100	111
Microsoft Corp.	4.200%	11/3/35	50	63
36

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.450%	8/8/36	95	111
	Microsoft Corp.	4.100%	2/6/37	10	12
	Microsoft Corp.	5.300%	2/8/41	20	29
	Microsoft Corp.	3.500%	11/15/42	50	58
	Microsoft Corp.	4.450%	11/3/45	60	78
	Microsoft Corp.	3.700%	8/8/46	95	112
	Microsoft Corp.	4.250%	2/6/47	55	71
	Microsoft Corp.	2.525%	6/1/50	150	141
	Microsoft Corp.	4.000%	2/12/55	50	61
	Microsoft Corp.	3.950%	8/8/56	120	149
	Microsoft Corp.	4.500%	2/6/57	25	34
	Microsoft Corp.	2.675%	6/1/60	85	79
	Motorola Solutions Inc.	4.600%	5/23/29	65	75
	NetApp Inc.	1.875%	6/22/25	35	36
	NVIDIA Corp.	3.200%	9/16/26	40	44
	NVIDIA Corp.	2.850%	4/1/30	50	54
	NVIDIA Corp.	3.500%	4/1/40	30	33
	NVIDIA Corp.	3.500%	4/1/50	70	76
[1,2]	NXP BV	3.875%	6/18/26	65	73
[1,2]	NXP BV	4.300%	6/18/29	35	40
[1,2]	NXP BV	3.400%	5/1/30	15	16
	Oracle Corp.	2.500%	5/15/22	50	51
	Oracle Corp.	2.500%	10/15/22	90	93
	Oracle Corp.	2.625%	2/15/23	50	52
	Oracle Corp.	3.625%	7/15/23	75	81
	Oracle Corp.	2.400%	9/15/23	50	52
	Oracle Corp.	2.950%	11/15/24	50	54
	Oracle Corp.	2.500%	4/1/25	25	26
	Oracle Corp.	2.950%	5/15/25	50	54
	Oracle Corp.	2.650%	7/15/26	15	16
	Oracle Corp.	2.800%	4/1/27	225	242
	Oracle Corp.	3.250%	11/15/27	75	83
	Oracle Corp.	2.950%	4/1/30	105	112
	Oracle Corp.	4.300%	7/8/34	150	180
	Oracle Corp.	3.850%	7/15/36	60	69
	Oracle Corp.	3.800%	11/15/37	20	22
	Oracle Corp.	6.500%	4/15/38	40	59
	Oracle Corp.	6.125%	7/8/39	25	36
	Oracle Corp.	3.600%	4/1/40	140	153
	Oracle Corp.	5.375%	7/15/40	110	145
	Oracle Corp.	4.500%	7/8/44	25	30
	Oracle Corp.	4.000%	7/15/46	130	146
	Oracle Corp.	4.000%	11/15/47	50	56
	Oracle Corp.	3.600%	4/1/50	150	157
	Oracle Corp.	4.375%	5/15/55	10	12
	Oracle Corp.	3.850%	4/1/60	85	92
	QUALCOMM Inc.	3.000%	5/20/22	53	55
	QUALCOMM Inc.	2.900%	5/20/24	25	27
	QUALCOMM Inc.	3.450%	5/20/25	50	55
	QUALCOMM Inc.	3.250%	5/20/27	47	52
	QUALCOMM Inc.	2.150%	5/20/30	125	126
	QUALCOMM Inc.	4.650%	5/20/35	25	31
	QUALCOMM Inc.	4.800%	5/20/45	20	26
	QUALCOMM Inc.	4.300%	5/20/47	45	55
	QUALCOMM Inc.	3.250%	5/20/50	55	57
37

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
RELX Capital Inc.	4.000%	3/18/29	15	17
RELX Capital Inc.	3.000%	5/22/30	50	53
salesforce.com Inc.	3.250%	4/11/23	10	11
salesforce.com Inc.	3.700%	4/11/28	65	74
ServiceNow Inc.	1.400%	9/1/30	15	14
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	25	26
Texas Instruments Inc.	2.250%	9/4/29	45	46
Texas Instruments Inc.	1.750%	5/4/30	50	49
Texas Instruments Inc.	4.150%	5/15/48	55	67
Verisk Analytics Inc.	4.000%	6/15/25	41	46
VMware Inc.	2.950%	8/21/22	45	47
VMware Inc.	3.900%	8/21/27	60	67
VMware Inc.	4.700%	5/15/30	60	70
Xilinx Inc.	2.375%	6/1/30	60	61
				14,963
Utilities (0.0%)
American Water Capital Corp.	6.593%	10/15/37	32	47
American Water Capital Corp.	3.750%	9/1/47	10	11
				58
Total Investments (99.1%) (Cost $111,757)				109,378
Other Assets and Liabilities—Net (0.9%)				964
Net Assets (100%)				110,342
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $3,507,000, representing 3.2% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
See accompanying Notes, which are an integral part of the Financial Statements.
38

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $111,757)	109,378
Investment in Vanguard	4
Cash	188
Receivables for Investment Securities Sold	1,402
Receivables for Accrued Income	952
Total Assets	111,924
Liabilities
Payables for Investment Securities Purchased	1,572
Payables to Vanguard	6
Variation Margin Payable—Futures Contracts[1]	4
Total Liabilities	1,582
Net Assets	110,342
At February 28, 2021, net assets consisted of:

Paid-in Capital	112,563
Total Distributable Earnings (Loss)	(2,221)
Net Assets	110,342

Net Assets
Applicable to 1,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	110,342
Net Asset Value Per Share	$73.56
1	Represents variation margin on the last day of the reporting period for recently closed futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
39

ESG U.S. Corporate Bond ETF
Statement of Operations

September 22, 2020[1] to February 28, 2021
($000)
Investment Income
Income
Interest	589
Total Income	589
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	33
Marketing and Distribution	1
Custodian Fees	6
Trustees’ Fees and Expenses	—
Total Expenses	40
Net Investment Income	549
Realized Net Gain (Loss)
Investment Securities Sold	(3)
Futures Contracts	17
Realized Net Gain (Loss)	14
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(2,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,816)
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
40

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

September 22, 2020[1] to February 28, 2021
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	549
Realized Net Gain (Loss)	14
Change in Unrealized Appreciation (Depreciation)	(2,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,816)
Distributions
Total Distributions	(405)
Capital Share Transactions
Issued	112,563
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	112,563
Total Increase (Decrease)	110,342
Net Assets
Beginning of Period	—
End of Period	110,342
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
41

ESG U.S. Corporate Bond ETF
Financial Highlights
September 22, 2020[1] to February 28, 2021
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.540
Net Realized and Unrealized Gain (Loss) on Investments	(1.578)
Total from Investment Operations	(1.038)
Distributions
Dividends from Net Investment Income	(.402)
Distributions from Realized Capital Gains	—
Total Distributions	(.402)
Net Asset Value, End of Period	$73.56
Total Return	-1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110
Ratio of Total Expenses to Average Net Assets	0.12%
Ratio of Net Investment Income to Average Net Assets	1.65%
Portfolio Turnover Rate[3]	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
42

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended February 28, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2021.
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years
43

ESG U.S. Corporate Bond ETF
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Interfund Lending Program: In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended February 28, 2021, the fund did not utilize the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2021, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
44

ESG U.S. Corporate Bond ETF
At February 28, 2021, 100% of the market value of the fund's investments was determined based on Level 2 inputs.
D.  As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	111,757
Gross Unrealized Appreciation	232
Gross Unrealized Depreciation	(2,611)
Net Unrealized Appreciation (Depreciation)	(2,379)
E.  During the period ended February 28, 2021, the fund purchased $119,626,000 of investment securities and sold $7,397,000 of investment securities, other than temporary cash investments. Purchases and sales include $111,103,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital shares issued and redeemed were:
September 22, 2020[1] to February 28, 2021
Shares (000)
Issued	1,500
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,500
1	Inception.
G.  Subsequent to the report date, the fund was added to a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. The facilities include the fund and certain other funds managed by Vanguard; each fund is individually liable for its borrowings, if any, under the credit facilities.
Management has determined that no other events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.
45

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All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q41582 042021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard U.S. Growth Fund, Vanguard International Growth Fund, Vanguard FTSE Social Index Fund, Vanguard Communication Services Index Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard Industrials Index Fund, Vanguard Information Technology Index Fund, Vanguard Materials Index Fund, Vanguard Utilities Index Fund, Vanguard Extended Duration Treasury Index Fund, Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund, Vanguard Mega Cap Value Index Fund, Vanguard Global Wellington Fund, Vanguard Global Wellesley Income Fund, and Vanguard ESG U.S. Corporate Bond. There were no other significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

VANGUARD WORLD FUND

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference